UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Item 1. Reports to Stockholders.

TIAA-CREF Funds	April 30, 2020

TIAA-CREF
Equity Funds

The semiannual report contains the financial statements (unaudited).

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class	Class W
Growth & Income Fund	TIGRX	TGIHX	TRPGX	TRGIX	TIIRX	TGIWX
Large-Cap Growth Fund	TILGX	TILHX	TILPX	TILRX	TIRTX	TILWX
Large-Cap Value Fund	TRLIX	TRLHX	TRCPX	TRLCX	TCLCX	TRLWX
Mid-Cap Growth Fund	TRPWX	TCMHX	TRGPX	TRGMX	TCMGX	—
Mid-Cap Value Fund	TIMVX	TRVHX	TRVPX	TRVRX	TCMVX	—
Quant Large-Cap Growth Fund	TLIIX	TECGX	—	—	—	TECWX
Quant Large-Cap Value Fund	TEVIX	TELCX	—	—	—	TELWX
Quant Small-Cap Equity Fund	TISEX	TSCHX	TSRPX	TRSEX	TCSEX	TSCWX
Quant Small/Mid-Cap Equity Fund	TSMWX	TSMNX	TSMMX	TSMOX	TSMEX	TSMUX
Social Choice Equity Fund	TISCX	TICHX	TRPSX	TRSCX	TICRX	—
Social Choice Low Carbon Equity Fund	TNWCX	TCCHX	TPWCX	TEWCX	TLWCX	—
Emerging Markets Equity Fund	TEMLX	TEMHX	TEMPX	TEMSX	TEMRX	TEMVX
International Equity Fund	TIIEX	TIEHX	TREPX	TRERX	TIERX	TIEWX
International Opportunities Fund	TIOIX	TIOHX	TIOPX	TIOTX	TIOSX	TIOVX
Quant International Equity Fund	TFIIX	TEIEX	—	—	—	TEIWX
Quant International Small-Cap Equity Fund	TIISX	TAISX	TPISX	TTISX	TLISX	TAIWX
Social Choice International Equity Fund	TSONX	TSOHX	TSOPX	TSOEX	TSORX	—

Semiannual Report

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF Equity Funds listed on the cover of this report.

This semiannual report contains information about certain TIAA-CREF Funds and describes their results for the six months ended April 30, 2020. The report contains four main sections:

•	A letter from Brad Finkle, Chief Operating Officer, Nuveen; President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of April 30, 2020.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	3

Brad Finkle

Letter to investors

Domestic and foreign stock markets recorded declines for the six months ended April 30, 2020. The COVID-19 pandemic, which first appeared in December 2019 and spread around the world in the following months, shook financial markets as containment efforts, such as the closure of nonessential businesses, drastically slowed economic activity. After a decade-long period of growth, the U.S. economy contracted during the first quarter of 2020. The U.S. Federal Reserve, along with other central banks, lowered benchmark interest rates and implemented stimulus measures to support their economies. For the six months:

•	The Russell 3000® Index, which measures the performance of the broad U.S. stock market, returned –4.3%. Please see page 8 for benchmark definitions.
•	The MSCI EAFE® Index, which tracks stocks in 21 developed-markets nations outside North America, returned –14.2%.
•	The MSCI Emerging Markets Index, which represents the performance of stocks in 26 developing nations, returned –10.5%.
•	Institutional Class returns for two of the 17 TIAA-CREF Equity Funds were positive. Six of the funds outperformed their respective benchmarks for the period.

COVID-19 pandemic jolted U.S. economy, sent stocks lower

Domestic stocks rose during the first three months of the period as investor confidence remained strong. But the virus and efforts to contain it rattled the economy and markets. The nation’s activity slowed considerably as U.S. businesses closed and states issued stay-at-home advisories. The unemployment rate, which had dropped to a 50-year low early in the period, rose sharply in April 2020. The pace of inflation eased during the period and oil prices plunged as global demand shrank.

The Fed lowered short-term interest rates twice in March 2020, while Congress enacted a $2.2 trillion stimulus plan to help support the economy. April was a small bright spot as stock markets recovered some ground and volatility subsided.

For the six months, large-cap equities outperformed small caps, and growth shares outpaced value stocks across all market capitalizations. Large-cap growth was the only investment style to post positive results. (Returns by investment style and capitalization size are based on the Russell indexes.)

Equities in international developed markets fell as global pandemic spread

International developed stock markets were also hurt by the economic impact of COVID-19. The economy of the 19-nation euro area contracted in the first quarter of 2020, as did that of the United Kingdom.

The European Central Bank responded by launching a temporary asset purchase program to support the economy. The Bank of England lowered its benchmark interest rate to 0.10%.

Emerging markets outperformed foreign developed markets but trailed U.S. equities

Emerging-markets stocks advanced early on, but they posted losses for the period as the virus proliferated. Broad emerging-markets declines led to negative returns in 24 of the 26 countries tracked by the MSCI Emerging Markets Index. However, stocks in China—which account for nearly 40.0% of the index’s weighting—advanced for the period. Those gains were achieved despite a Chinese economy that contracted 6.8% year-on-year during the first quarter of 2020.

4	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Six funds outpaced their benchmarks

Two of the 17 TIAA-CREF Funds generated gains during the period, while six exceeded the returns of their respective benchmarks. Performance for the six months ranged from 7.3% for the Large-Cap Growth Fund to –21.9% for the Mid-Cap Value Fund. (All fund returns are for the Institutional Class.)

Large-cap growth stocks produced the best results—and the only positive performance—for the period. The Large-Cap Growth Fund advanced 7.3%, surpassing its benchmark, the Russell 1000® Growth Index. The Quant Large-Cap Growth Fund gained 4.5% but trailed the same benchmark.

Among funds investing in mid-sized stocks, the Mid-Cap Growth Fund returned –2.1%, underperforming its benchmark. The Mid-Cap Value Fund’s performance also trailed that of its benchmark.

The Social Choice Low Carbon Equity Fund returned –3.3%, while the Social Choice Equity Fund fell 3.5%. However, both outpaced their shared Russell 3000 Index benchmark.

The Growth & Income Fund returned –4.9%, trailing its benchmark, the S&P 500® Index. The Large-Cap Value Fund declined 13.4% but outperformed its benchmark, the Russell 1000 Value Index. The Quant Large-Cap Value Fund returned –14.5%, lagging the same benchmark.

The Quant Small/Mid-Cap Equity Fund and the Quant Small-Cap Equity Fund both underperformed their benchmarks, returning –16.5% and –20.8%, respectively.

Turning to foreign stock funds, the International Opportunities Fund returned –6.2% but outpaced its benchmark, the MSCI All Country World (ACWI) ex USA Index. The International Equity Fund and the Quant International Equity Fund both modestly trailed their shared benchmark, the MSCI EAFE Index, with returns of –14.5% and –14.4%, respectively. The Social Choice International Equity Fund returned –13.8% but outperformed the same benchmark.

The Emerging Markets Equity Fund returned –13.4% and the Quant International Small-Cap Equity Fund returned –20.4%. Both trailed their respective benchmarks.

A detailed overview of the financial markets during the six-month period appears on page 6, and a discussion of how each fund performed in relation to its benchmark begins on page 10.

Maintaining focus during challenging times

Most of us have never experienced anything quite like recent global events. The COVID-19 pandemic has changed our everyday way of life in just a few months. Likewise, economies and financial markets reacted to the virus with remarkable speed and scale.

Investors often feel the need to take action in unsettling times and may reevaluate their investment decisions when major market fluctuations occur. However, it’s important for those with thoughtful, diversified financial plans in place to be mindful of their long-term goals and time horizons. In most cases, the wisest decision may be to stick to your existing roadmap. Emotional responses to an uncertain market environment can create added risk and make it harder to achieve your investment objectives.

For more than a century, TIAA has helped investors achieve their long-term financial goals through all types of market conditions. No matter what happens, we are always here to support your investment needs. If you have any questions or would like to discuss your current portfolio, I encourage you to contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We stand ready to assist you.

/s/ Brad Finkle

Brad Finkle

Chief Operating Officer, Nuveen

President of the TIAA-CREF Funds and TIAA-CREF Life Funds

TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	5

Market monitor

Global equities declined amid COVID-19 pandemic

For the six months ended April 30, 2020, U.S. and foreign stock markets posted losses as the COVID-19 pandemic shook economies around the world. The Russell 3000® Index, a broad measure of U.S. stock market performance, fell 4.3%. International developed markets and emerging markets both recorded steeper declines.

Virus halted economy, drove unemployment sharply higher

The U.S. economy, which grew at a steady pace early in the period, was rattled by the pandemic and aggressive governmental efforts to limit the spread of the virus. Nonessential businesses across the country closed temporarily, and most states advised their residents to stay at home. Real gross domestic product (GDP), which measures the value of all goods and services produced in the nation, grew at an annualized rate of 2.1% in the fourth quarter of 2019. But GDP contracted by 4.8% in the first quarter of 2020, according to the government’s “advance” estimate. Consumer spending, which accounts for two-thirds of all economic activity, fell 7.5% in March 2020.

The unemployment rate, which reached a 50-year low toward the end of 2019, spiked to 14.7% in April 2020. Nonfarm payroll employment dropped by an unprecedented 20.5 million jobs in April, with steep job declines seen in all major industry sectors.

The pace of inflation eased during the six-month period. Annualized core inflation, which includes all items except food and energy, rose only 1.4% in April. Oil prices fell sharply as global demand contracted. The price per barrel of West Texas Intermediate crude oil tumbled from $56 on November 1, 2019, to just over $19 on April 30, 2020. The U.S. dollar generally gained against other major currencies.

Large-cap equities and growth shares performed best

Among U.S. stock market investment styles, large-cap shares outperformed small- and mid-cap equities, while growth stocks performed better than value shares in all size categories. Large-cap stocks declined 3.6%, while mid-cap and small-cap equities fell 11.6% and 15.5%, respectively. Among large-cap stocks, growth shares gained 6.1%, while value equities fell 13.7%. Mid-cap growth shares declined 1.8%, while mid-cap value stocks fell 18.1%. In the small-cap category, growth and value stocks declined 7.6% and 23.4%, respectively. (Returns by investment style and capitalization size are based on the Russell indexes.)

International equities in both developed and emerging markets gained ground in the first half of the period but suffered larger setbacks over the final three months. The MSCI EAFE® Index, which tracks stock performance in 21 developed-markets countries outside North America, declined 14.2% for the six months. The MSCI Emerging Markets Index fell 10.5%.

Stocks started out strong before pandemic spread

The U.S. stock market rallied over the first three months of the period but absorbed sharp declines in February and March of 2020 as the economic impact of the pandemic became more pronounced. Equities recovered some ground in April, largely in response to aggressive monetary and fiscal action intended to support the economy. The Federal Reserve cut the federal funds target rate twice in March, reducing the key short-term interest-rate measure to 0.00%–0.25%. Congress also enacted a $2.2 trillion stimulus plan aimed at businesses, individuals and state and local governments.

Economies around the world were upended as the pandemic spread and governments responded. The 19-nation euro area’s economy contracted by 3.8% during the first three months of 2020, compared with the fourth quarter of 2019. Germany, France, Spain and Italy—countries with the area’s largest individual economies—were all hit hard by the virus. China’s economy also saw a sharp decline, contracting by 6.8% year-on-year during the first quarter of 2020. The European Central Bank launched a temporary asset purchase program to support the region’s economy. The Bank of England lowered its benchmark interest rate to 0.10%.

Equities generally declined for the six-month period

U.S. large-cap growth stocks gained while other major sectors and markets were negative

Source: U.S. large-cap growth: Russell 1000® Growth Index; U.S. large-cap value: Russell 1000 Value Index; U.S. mid-cap growth: Russell Midcap® Growth Index; U.S. mid-cap value: Russell Midcap Value Index; U.S. small-cap growth: Russell 2000® Growth Index; U.S. small-cap value: Russell 2000 Value Index; Foreign developed markets: MSCI EAFE® Index; Emerging markets: MSCI Emerging Markets Index. Six-month returns as of April 30, 2020.

6	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of October 31 or April 30; Form N-PORT filings are as of January 31 or July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	7

About the funds’ benchmarks

Broad market indexes

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

The MSCI All Country World ex USA Index measures the performance of large- and mid-cap stocks in 48 developed and emerging-markets countries, excluding the United States.

The MSCI EAFE® Index measures the performance of the leading stocks in 21 developed-markets countries outside North America—in Europe, Australasia, and the Far East.

The MSCI Emerging Markets Index measures the performance of the leading stocks in 26 emerging-markets countries in Europe, Asia, Africa, Latin America and the Middle East.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Mid-cap indexes

The Russell Midcap® Growth Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Growth Index measures the performance of those stocks of the Russell Midcap Index with higher relative forecasted growth rates and price/book ratios.

The Russell Midcap Value Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Value Index measures the performance of those stocks of the Russell Midcap Index with lower relative forecasted growth rates and price/book ratios.

Small/mid-cap index

The Russell 2500® Index is a subset of the Russell 3000 Index and measures the smallest 2,500 companies, covering small- and mid-cap market capitalizations, in the Russell 3000 Index.

Small-cap indexes

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

The MSCI ACWI ex USA Small Cap Index measures the performance of small-cap stocks in 22 developed-markets countries, excluding the United States, and 26 emerging-markets countries.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

Russell 1000, Russell 2000, Russell 3000 and Russell Midcap are trademarks and service marks of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of Standard & Poor’s Financial Services, LLC, a division of S&P Global.

8	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2019–April 30, 2020).

Actual expenses

The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	9

Growth & Income Fund

Expense example

Six months ended April 30, 2020

Growth & Income Fund	Beginning account value (11/1/19)	Ending account value (4/30/20)	Expenses paid during period* (11/1/19– 4/30/20)
Actual return
Institutional Class	$1,000.00	$ 950.59	$1.94
Advisor Class	1,000.00	950.24	2.28
Premier Class	1,000.00	949.75	2.67
Retirement Class	1,000.00	948.72	3.15
Retail Class	1,000.00	949.27	3.34
Class W	1,000.00	952.14	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,022.87	2.01
Advisor Class	1,000.00	1,022.53	2.36
Premier Class	1,000.00	1,022.13	2.77
Retirement Class	1,000.00	1,021.63	3.27
Retail Class	1,000.00	1,021.43	3.47
Class W	1,000.00	1,024.86	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.40% for the Institutional Class, 0.47% for the Advisor Class, 0.55% for the Premier Class, 0.65% for the Retirement Class, 0.69% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition
% of net assets
Sector	as of 4/30/2020
Information technology	26.1
Health care	16.4
Communication services	11.0
Consumer discretionary	10.1
Financials	9.3
Industrials	8.8
Consumer staples	7.9
Materials	3.3
Utilities	2.8
Energy	2.3
Real estate	1.8
Short-term investments, other assets & liabilities, net	0.2
Total	100.0

Performance for the six months ended April 30, 2020

The Growth & Income Fund returned –4.94% for the Institutional Class, compared with the –3.16% return of its benchmark, the S&P 500®  Index. For the one-year period ended April 30, 2020, the Fund returned –3.20% versus 0.86% for the index. The performance table shows returns for all share classes of the Fund.

U.S. stocks declined as COVID-19 pandemic rattled economy

After several years of expansion, the U.S. economy reversed course and contracted in the first quarter of 2020, shaken by efforts to limit the spread of the COVID-19 pandemic. Unemployment, which had reached a 50-year low in late 2019, jumped to 14.7% in April as many U.S. businesses closed temporarily and most states urged residents to remain at home. Core inflation, which includes all items except food and energy, rose only 1.4%, while oil prices fell sharply during the six months.

Stock markets declined for the period, hit hard in February and March of 2020 before recovering some ground in April. The Federal Reserve reduced the federal funds target rate twice in March 2020, cutting the key short-term interest-rate measure to 0.00%–0.25%. Congress also enacted a $2.2 trillion stimulus plan to support the economy.

For the six months, the large-cap-oriented S&P 500 Index held up better than the Russell 3000®  Index, a broad measure of the U.S. stock market, which returned –4.33%. A portion of the Russell 3000 Index consists of small-cap equities, which underperformed large caps for the period.

Most benchmark sectors suffered losses

Seven of the eleven industry sectors in the S&P 500 Index posted losses for the six months. Energy was the worst performer, falling 30.6%, as oil prices plunged due to stay-at-home advisories. Financials, the fourth-largest sector in the index, and industrials declined 19.5% and 17.2%, respectively. Real estate also struggled, dropping 11.9%, as did materials, which declined 9.4%. Together, these five sectors accounted for more than one-quarter of the index’s total market capitalization on April 30, 2020. Information technology—the index’s largest sector—posted the strongest return of 10.4%. Health care, which tends to be more defensive, rose 7.0%.

For the six-month period, all of the five largest stocks in the S&P 500 Index posted solid gains and exceeded the overall return of the benchmark. Amazon performed best, benefiting from surging demand due to COVID-19. Next in line were Microsoft and Apple, both of which reported strong financials. Alphabet (the parent company of Google) and Facebook advanced more modestly.

Fund trailed its benchmark

During the period, the Fund underperformed its benchmark, as certain stocks did not perform as anticipated. Overweight positions in insurance giant American International Group and Royal Caribbean Cruises detracted most from relative performance. An out-of-benchmark position in Parsley Energy also dampened the Fund’s return.

Several astute stock allocations partly offset the impact of these negative factors. Chief among these was an underweight in Boeing, which performed poorly due to travel restrictions. An out-of-benchmark position in glucose monitoring systems maker DexCom also contributed, as did having no position in troubled financial giant Wells Fargo, a benchmark component.

10	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2020

Growth & Income Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	7/1/99	–4.94%	–3.20%	7.64%		11.10%		0.41%	0.41%
Advisor Class	12/4/15	–4.98	–3.21	7.57	†	11.06	†	0.51	0.51
Premier Class	9/30/09	–5.03	–3.31	7.48		10.94		0.56	0.56
Retirement Class	10/1/02	–5.13	–3.48	7.36		10.82		0.66	0.66
Retail Class	3/31/06	–5.07	–3.46	7.33		10.76		0.70	0.70
Class W	9/28/18	–4.79	–2.78	7.78	†	11.17	†	0.41	0.00
S&P 500® Index	—	–3.16	0.86	9.12		11.69		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2020
More than $50 billion	66.4
More than $15 billion–$50 billion	20.5
More than $2 billion–$15 billion	12.3
$2 billion or less	0.8
Total	100.0

Fund profile

as of 4/30/2020
Net assets	$5.91 billion
Portfolio turnover rate*	37%
Number of holdings	173
Weighted median market capitalization	$113.02 billion
Price/earnings ratio (weighted 12-month trailing average)†	27.0
*	The portfolio turnover rate covers the six-month period from November 1, 2019–April 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	11

Large-Cap Growth Fund

Expense example

Six months ended April 30, 2020

Large-Cap Growth Fund	Beginning account value (11/1/19)	Ending account value (4/30/20)	Expenses paid during period* (11/1/19– 4/30/20)
Actual return
Institutional Class	$1,000.00	$1,072.54	$2.11
Advisor Class	1,000.00	1,071.97	2.58
Premier Class	1,000.00	1,071.44	2.83
Retirement Class	1,000.00	1,070.68	3.40
Retail Class	1,000.00	1,070.85	3.60
Class W	1,000.00	1,074.16	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,022.82	2.06
Advisor Class	1,000.00	1,022.38	2.51
Premier Class	1,000.00	1,022.13	2.77
Retirement Class	1,000.00	1,021.58	3.32
Retail Class	1,000.00	1,021.38	3.52
Class W	1,000.00	1,024.86	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.41% for the Institutional Class, 0.50% for the Advisor Class, 0.55% for the Premier Class, 0.66% for the Retirement Class, 0.70% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 4/30/2020
Information technology	36.4
Health care	20.0
Consumer discretionary	18.9
Communication services	15.9
Financials	3.4
Industrials	2.6
Materials	1.5
Consumer staples	1.5
Short-term investments, other assets & liabilities, net	–0.2
Total	100.0

Performance for the six months ended April 30, 2020

The Large-Cap Growth Fund returned 7.25% for the Institutional Class, compared with the 6.09% return of its benchmark, the Russell 1000®  Growth Index. For the one-year period ended April 30, 2020, the Fund returned 7.76% versus 10.84% for the index. The performance table shows returns for all share classes of the Fund.

U.S. stocks declined as COVID-19 pandemic rattled economy

After several years of expansion, the U.S. economy reversed course and contracted in the first quarter of 2020, shaken by efforts to limit the spread of the COVID-19 pandemic. Unemployment, which had reached a 50-year low in late 2019, jumped to 14.7% in April as many U.S. businesses closed temporarily and most states urged residents to remain at home. Core inflation, which includes all items except food and energy, rose only 1.4%, while oil prices fell sharply during the six months.

Stock markets declined for the period, hit hard in February and March of 2020 before recovering some ground in April. The Federal Reserve reduced the federal funds target rate twice in March 2020, cutting the key short-term interest-rate measure to 0.00%–0.25%. Congress also enacted a $2.2 trillion stimulus plan to support the economy.

For the six months, the Russell 3000®  Index, a broad measure of the U.S. stock market, returned –4.33%. Large-cap growth stocks advanced, outperforming small- and mid-cap growth shares as well as value stocks—all of which posted losses. (Returns by investment style and capitalization size are based on the Russell indexes.)

Benchmark advanced, led by information technology

Four of the ten industry sectors in the Russell 1000 Growth Index (utilities are no longer represented) advanced for the six months. Information technology posted the largest gain of 11.7% and made the biggest contribution to the benchmark’s return. Consumer discretionary and health care were next, advancing 11.4% and 8.7%, respectively. These were followed by communication services, which rose 7.0% on increased usage due to telecommuting. Together, these four sectors accounted for nearly 80.0% of the benchmark’s total market capitalization on April 30, 2020. Energy and industrials both declined, returning –30.1% and –15.8%, respectively.

For the six-month period, all of the five largest stocks in the Russell 1000 Growth Index produced returns that exceeded the overall return of the index. They were Amazon, which benefited from surging demand; Microsoft, which continued to profit from its cloud-computing business; and Apple, which reported record quarterly earnings. Alphabet (the parent company of Google) and Facebook also beat the index due to strong financial results.

Fund outperformed its benchmark

For the period, the Fund outperformed its benchmark on the strength of several stock allocations, including overweight positions in electric car maker Tesla, which reported better-than-expected financial results, and Regeneron Pharmaceuticals, which surged on promising news about a key COVID-19 antibody treatment. Software company Adobe made the third-largest contribution as its stock benefited from record revenues.

In contrast, certain stocks mitigated the Fund’s relative performance, including an overweight position in Expedia, a travel company that was hurt by the drastic slowdown in travel. An underweight position in Apple also hurt, as did an out-of-benchmark position in Walt Disney.

12	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2020

Large-Cap Growth Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	3/31/06	7.25%	7.76%	12.87%		14.24%		0.42%	0.42%
Advisor Class	12/4/15	7.20	7.65	12.79	†	14.20	†	0.50	0.50
Premier Class	9/30/09	7.14	7.55	12.69		14.07		0.57	0.57
Retirement Class	3/31/06	7.07	7.47	12.56		13.95		0.66	0.66
Retail Class	3/31/06	7.08	7.44	12.52		13.87		0.71	0.71
Class W	9/28/18	7.42	8.17	13.01	†	14.32	†	0.41	0.00
Russell 1000® Growth Index	—	6.09	10.84	13.34		14.41		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Holdings by company size

% of equity investments
Market capitalization	as of 4/30/2020
More than $50 billion	81.4
More than $15 billion–$50 billion	17.0
More than $2 billion–$15 billion	1.6
Total	100.0

Fund profile

as of 4/30/2020
Net assets	$5.88 billion
Portfolio turnover rate*	59%
Number of holdings	86
Weighted median market capitalization	$144.62 billion
Price/earnings ratio (weighted 12-month trailing average)†	34.3
*	The portfolio turnover rate covers the six-month period from November 1, 2019–April 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	13

Large-Cap Value Fund

Expense example

Six months ended April 30, 2020

Large-Cap Value Fund	Beginning account value (11/1/19)	Ending account value (4/30/20)	Expenses paid during period* (11/1/19– 4/30/20)
Actual return
Institutional Class	$1,000.00	$866.54	$ 1.86
Advisor Class	1,000.00	866.26	2.09
Premier Class	1,000.00	865.65	2.55
Retirement Class	1,000.00	865.31	3.01
Retail Class	1,000.00	865.02	3.29
Class W	1,000.00	868.03	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,022.87	2.01
Advisor Class	1,000.00	1,022.63	2.26
Premier Class	1,000.00	1,022.13	2.77
Retirement Class	1,000.00	1,021.63	3.27
Retail Class	1,000.00	1,021.33	3.57
Class W	1,000.00	1,024.86	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.40% for the Institutional Class, 0.45% for the Advisor Class, 0.55% for the Premier Class, 0.65% for the Retirement Class, 0.71% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2020
Financials	22.7
Health care	18.5
Industrials	12.2
Information technology	12.0
Communication services	8.5
Consumer staples	7.4
Energy	4.7
Utilities	4.2
Consumer discretionary	3.8
Materials	3.4
Real estate	1.9
Short-term investments, other assets & liabilities, net	0.7
Total	100.0

Performance for the six months ended April 30, 2020

The Large-Cap Value Fund returned –13.35% for the Institutional Class, compared with the –13.66% return of its benchmark, the Russell 1000®  Value Index. For the one-year period ended April 30, 2020, the Fund returned –9.93% versus –11.01% for the index. The performance table shows returns for all share classes of the Fund.

U.S. stocks declined as COVID-19 pandemic rattled economy

After several years of expansion, the U.S. economy reversed course and contracted in the first quarter of 2020, shaken by efforts to limit the spread of the COVID-19 pandemic. Unemployment, which had reached a 50-year low in late 2019, jumped to 14.7% in April as many U.S. businesses closed temporarily and most states urged residents to remain at home. Core inflation, which includes all items except food and energy, rose only 1.4%, while oil prices fell sharply during the six months.

Stock markets declined for the period, hit hard in February and March of 2020 before recovering some ground in April. The Federal Reserve reduced the federal funds target rate twice in March 2020, cutting the key short-term interest-rate measure to 0.00%–0.25%. Congress also enacted a $2.2 trillion stimulus plan to support the economy.

For the six months, the Russell 3000®  Index, a broad measure of the U.S. stock market, returned –4.33%. Large-cap growth stocks advanced, outperforming small- and mid-cap growth shares as well as value stocks—all of which posted losses. (Returns by investment style and capitalization size are based on the Russell indexes.)

Most benchmark sectors suffered losses

Ten of the eleven industry sectors in the Russell 1000 Value Index posted losses for the six months. Energy and real estate were the worst-performing sectors, falling 31.0% and 23.7%, respectively. Financials, the largest sector in the index, declined 22.7% and was the largest detractor from the index’s return. Consumer discretionary—also a significant detractor—fell 20.1%. Together, these four sectors accounted for more than 40.0% of the benchmark’s total market capitalization on April 30, 2020. Health care, which tends to be more defensive, advanced for the period, gaining 7.4%.

For the six-month period, returns for four of the five largest stocks in the Russell 1000 Value Index surpassed the overall return of the benchmark. Johnson & Johnson posted double-digit gains. Intel also advanced, but more modestly. Procter & Gamble and Berkshire Hathaway both suffered losses but outperformed the index, while JPMorgan Chase trailed the benchmark.

Fund surpassed its benchmark

For the period, the Fund declined but outperformed its benchmark due to favorable stock selections. The largest contributors were out-of-benchmark investments in Microsoft and UnitedHealth Group, followed by an overweight position in in Johnson & Johnson. All three stocks posted gains despite the volatile market environment.

These positive effects were partly mitigated by certain stock selections that did not perform as anticipated. Overweight positions in hydrocarbon exploration company Diamondback Energy, finance and insurance firm American International Group and Citigroup were the largest detractors from the Fund’s relative performance as all were hurt by the economic impact of the COVID-19 pandemic.

14	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2020

Large-Cap Value Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	–13.35%	–9.93%	2.31%		7.32%		0.41%	0.41%
Advisor Class	12/4/15	–13.37	–9.96	2.26	†	7.30	†	0.49	0.49
Premier Class	9/30/09	–13.43	–10.07	2.16		7.15		0.56	0.56
Retirement Class	10/1/02	–13.47	–10.15	2.07		7.06		0.66	0.66
Retail Class	10/1/02	–13.50	–10.19	2.00		6.98		0.72	0.72
Class W	9/28/18	–13.20	–9.58	2.44	†	7.39	†	0.41	0.00
Russell 1000® Value Index	—	–13.66	–11.01	3.90		8.54		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2020
More than $50 billion	69.2
More than $15 billion–$50 billion	25.5
More than $2 billion–$15 billion	5.3
Total	100.0

Fund profile

as of 4/30/2020
Net assets	$4.57 billion
Portfolio turnover rate*	8%
Number of holdings	88
Weighted median market capitalization	$110.59 billion
Price/earnings ratio (weighted 12-month trailing average)†	15.1

*	The portfolio turnover rate covers the six-month period from November 1, 2019–April 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	15

Mid-Cap Growth Fund

Expense example

Six months ended April 30, 2020

Mid-Cap Growth Fund	Beginning account value (11/1/19)	Ending account value (4/30/20)	Expenses paid during period* (11/1/19– 4/30/20)
Actual return
Institutional Class	$1,000.00	$978.65	$ 2.36
Advisor Class	1,000.00	978.02	2.70
Premier Class	1,000.00	978.07	3.10
Retirement Class	1,000.00	977.72	3.59
Retail Class	1,000.00	977.21	3.83
5% annual hypothetical return
Institutional Class	1,000.00	1,022.48	2.41
Advisor Class	1,000.00	1,022.13	2.77
Premier Class	1,000.00	1,021.73	3.17
Retirement Class	1,000.00	1,021.23	3.67
Retail Class	1,000.00	1,020.98	3.92

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.48% for the Institutional Class, 0.55% for the Advisor Class, 0.63% for the Premier Class, 0.73% for the Retirement Class and 0.78% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2020
Information technology	31.2
Consumer discretionary	20.0
Industrials	16.2
Health care	15.5
Communication services	5.4
Consumer staples	5.1
Financials	2.7
Real estate	2.3
Materials	1.6
Total	100.0

Performance for the six months ended April 30, 2020

The Mid-Cap Growth Fund returned –2.13% for the Institutional Class, compared with the –1.78% return of its benchmark, the Russell Midcap® Growth Index. For the one-year period ended April 30, 2020, the Fund returned –3.95% versus 0.23% for the index. The performance table shows returns for all share classes of the Fund.

U.S. stocks declined as COVID-19 pandemic rattled economy

After several years of expansion, the U.S. economy reversed course and contracted in the first quarter of 2020, shaken by efforts to limit the spread of the COVID-19 pandemic. Unemployment, which had reached a 50-year low in late 2019, jumped to 14.7% in April as many U.S. businesses closed temporarily and most states urged residents to remain at home. Core inflation, which includes all items except food and energy, rose only 1.4%, while oil prices fell sharply during the six months.

Stock markets declined for the period, hit hard in February and March of 2020 before recovering some ground in April. The Federal Reserve reduced the federal funds target rate twice in March 2020, cutting the key short-term interest-rate measure to 0.00%–0.25%. Congress also enacted a $2.2 trillion stimulus plan to support the economy.

For the six months, the Russell 3000®  Index, a broad measure of the U.S. stock market, returned –4.33%. Large-cap growth stocks advanced, outperforming small- and mid-cap growth shares as well as value stocks—all of which posted losses. (Returns by investment style and capitalization size are based on the Russell indexes.)

Most sectors in the benchmark declined

Seven of the ten industry sectors in the Russell Midcap Growth Index (utilities are no longer represented) posted losses for the six months. Energy declined most, returning –30.1%. Materials, communication services and industrials came next, declining 12.8%, 12.3% and 10.3%, respectively, with the latter detracting most from the benchmark’s return. Together, these four sectors represented more than one-quarter of the index’s total market capitalization on April 30, 2020. Health care, information technology (the benchmark’s largest sector) and consumer staples all advanced, rising 12.4%, 4.1% and 1.2%, respectively.

The five largest stocks in the Russell Midcap Growth Index delivered mixed results. Shares of semiconductor company Advanced Micro Devices, health insurer Centene and retailer Dollar General posted impressive gains. Conversely, credit card processor Global Payments and financial services technology firm Fiserv declined.

Fund trailed its benchmark

The largest detractor from the Fund’s relative performance was an out-of-benchmark position in Penn National Gaming, which temporarily closed all of its gaming venues due to COVID-19. Next in line were an overweight holding in online travel company Expedia and an out-of-benchmark investment in Spirit Airlines. A small exposure to derivatives instruments also detracted.

These negative effects were partly mitigated by several positive selections. The top contributor to relative returns was an overweight position in glucose monitoring systems maker DexCom, which reported strong sales growth. The next-largest contributors were overweight investments in cloud-based communications company RingCentral and SBA Communications, a REIT specializing in cell towers.

16	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2020

Mid-Cap Growth Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	–2.13%	–3.95%	6.56%		10.57%		0.48%	0.48%
Advisor Class	12/4/15	–2.20	–4.06	6.51	†	10.54	†	0.56	0.56
Premier Class	9/30/09	–2.19	–4.11	6.40		10.40		0.63	0.63
Retirement Class	10/1/02	–2.23	–4.19	6.29		10.29		0.73	0.73
Retail Class	10/1/02	–2.28	–4.29	6.23		10.22		0.78	0.78
Russell Midcap® Growth Index	—	–1.78	0.23	8.88		12.19		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2020
More than $50 billion	4.4
More than $15 billion–$50 billion	54.9
More than $2 billion–$15 billion	38.6
$2 billion or less	2.1
Total	100.0

Fund profile

as of 4/30/2020
Net assets	$1.15 billion
Portfolio turnover rate*	66%
Number of holdings	108
Weighted median market capitalization	$18.56 billion
Price/earnings ratio (weighted 12-month trailing average)†	37.9

*	The portfolio turnover rate covers the six-month period from November 1, 2019–April 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	17

Mid-Cap Value Fund

Expense example

Six months ended April 30, 2020

Mid-Cap Value Fund	Beginning account value (11/1/19)	Ending account value (4/30/20)	Expenses paid during period* (11/1/19– 4/30/20)
Actual return
Institutional Class	$1,000.00	$ 780.68	$1.82
Advisor Class	1,000.00	780.73	2.21
Premier Class	1,000.00	780.39	2.48
Retirement Class	1,000.00	779.68	2.92
Retail Class	1,000.00	779.67	3.19
5% annual hypothetical return
Institutional Class	1,000.00	1,022.82	2.06
Advisor Class	1,000.00	1,022.38	2.51
Premier Class	1,000.00	1,022.08	2.82
Retirement Class	1,000.00	1,021.58	3.32
Retail Class	1,000.00	1,021.28	3.62

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.41% for the Institutional Class, 0.50% for the Advisor Class, 0.56% for the Premier Class, 0.66% for the Retirement Class and 0.72% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2020
Utilities	18.4
Financials	17.5
Real estate	12.3
Health care	11.1
Information technology	11.1
Industrials	7.2
Materials	6.6
Consumer staples	6.5
Consumer discretionary	5.9
Communication services	2.9
Short-term investments, other assets & liabilities, net	0.5
Total	100.0

Performance for the six months ended April 30, 2020

The Mid-Cap Value Fund returned –21.93% for the Institutional Class, compared with the –18.11% return of its benchmark, the Russell Midcap® Value Index. For the one-year period ended April 30, 2020, the Fund returned –21.97% versus –16.74% for the index. The performance table shows returns for all share classes of the Fund.

U.S. stocks declined as COVID-19 pandemic rattled economy

After several years of expansion, the U.S. economy reversed course and contracted in the first quarter of 2020, shaken by efforts to limit the spread of the COVID-19 pandemic. Unemployment, which had reached a 50-year low in late 2019, jumped to 14.7% in April as many U.S. businesses closed temporarily and most states urged residents to remain at home. Core inflation, which includes all items except food and energy, rose only 1.4%, while oil prices fell sharply during the six months.

Stock markets declined for the period, hit hard in February and March of 2020 before recovering some ground in April. The Federal Reserve reduced the federal funds target rate twice in March 2020, cutting the key short-term interest-rate measure to 0.00%–0.25%. Congress also enacted a $2.2 trillion stimulus plan to support the economy.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned –4.33%. Large-cap growth stocks advanced, outperforming small- and mid-cap growth shares as well as value stocks—all of which posted losses. (Returns by investment style and capitalization size are based on the Russell indexes.)

Benchmark sectors exhibited broad weakness

Ten of the eleven industry sectors in the Russell Midcap Value Index generated losses for the six months. Energy and consumer discretionary were the worst-performing sectors, falling 35.8% and 26.8%, respectively. Next came real estate and financials—the benchmark’s largest sectors and also the largest detractors from its return—declining 26.0% and 25.7%, respectively. Together, these four sectors represented nearly one-half of the benchmark’s total market capitalization on April 30, 2020. In the volatile market environment, the defensive health care and consumer staples sectors were the index’s best performers, returning 2.3% and –3.6%, respectively.

For the period, all of the five largest stocks in the Russell Midcap Value Index outperformed the overall return of the index, although their returns diverged significantly. Mining company Newmont Goldcorp—the benchmark’s largest stock—registered an exceptional gain amid rising gold prices. Digital Realty, a data-center real estate investment trust (REIT), also performed well, benefiting from increased Internet usage. Xcel Energy advanced modestly, while WEC Energy and Sempra Energy declined.

Fund trailed its benchmark

For the period, the Fund underperformed its benchmark as certain stocks did not perform as expected. The largest detractors were overweight positions in mortgage REITs Two Harbors Investment and Starwood Property, followed by overweight positions in Wynn Resorts and WPX Energy.

The top contributors to relative returns were overweight investments in health insurers Centene and Molina Healthcare, which gained in part due to fading concerns about the prospect of universal health care. An out-of-benchmark position in data center REIT QTS Realty also contributed.

18	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2020

Mid-Cap Value Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	–21.93%	–21.97%	–0.79%		6.30%		0.44%	0.44%
Advisor Class	12/4/15	–21.93	–22.04	–0.86	†	6.26	†	0.54	0.54
Premier Class	9/30/09	–21.96	–22.08	–0.93		6.14		0.59	0.59
Retirement Class	10/1/02	–22.03	–22.19	–1.04		6.03		0.69	0.69
Retail Class	10/1/02	–22.03	–22.23	–1.09		5.98		0.74	0.74
Russell Midcap® Value Index	—	–18.11	–16.74	1.99		8.09		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2020
More than $50 billion	1.6
More than $15 billion–$50 billion	39.2
More than $2 billion–$15 billion	54.1
$2 billion or less	5.1
Total	100.0

Fund profile
as of 4/30/2020
Net assets	$1.99 billion
Portfolio turnover rate*	86%
Number of holdings	91
Weighted median market capitalization	$13.59 billion
Price/earnings ratio (weighted 12-month trailing average)†	22.8

*	The portfolio turnover rate covers the six-month period from November 1, 2019–April 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	19

Quant Large-Cap Growth Fund

Expense example

Six months ended April 30, 2020

Quant Large-Cap Growth Fund	Beginning account value (11/1/19)	Ending account value (4/30/20)	Expenses paid during period* (11/1/19– 4/30/20)
Actual return
Institutional Class	$1,000.00	$1,044.61	$1.63
Advisor Class	1,000.00	1,043.77	2.13
Class W	1,000.00	1,046.40	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.27	1.61
Advisor Class	1,000.00	1,022.77	2.11
Class W	1,000.00	1,024.86	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.32% for the Institutional Class, 0.42% for the Advisor Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2020
Information technology	39.4
Health care	15.2
Consumer discretionary	14.1
Communication services	11.3
Industrials	6.9
Consumer staples	4.9
Financials	4.7
Real estate	2.6
Materials	0.7
Short-term investments, other assets & liabilities, net	0.2
Total	100.0

Performance for the six months ended April 30, 2020

The Quant Large-Cap Growth Fund returned 4.46% for the Institutional Class, compared with the 6.09% return of its benchmark, the Russell 1000® Growth Index. For the one-year period ended April 30, 2020, the Fund returned 7.29% versus 10.84% for the index. The performance table shows returns for all share classes of the Fund.

U.S. stocks declined as COVID-19 pandemic rattled economy

After several years of expansion, the U.S. economy reversed course and contracted in the first quarter of 2020, shaken by efforts to limit the spread of the COVID-19 pandemic. Unemployment, which had reached a 50-year low in late 2019, jumped to 14.7% in April as many U.S. businesses closed temporarily and most states urged residents to remain at home. Core inflation, which includes all items except food and energy, rose only 1.4%, while oil prices fell sharply during the six months.

The Federal Reserve reduced the federal funds target rate twice in March 2020, cutting the key short-term interest-rate measure to 0.00%–0.25%. Congress also enacted a $2.2 trillion stimulus plan to support the economy.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned –4.33%. Large-cap growth stocks advanced, outperforming small- and mid-cap growth shares as well as value stocks—all of which posted losses. (Returns by investment style and capitalization size are based on the Russell indexes.)

Benchmark advanced, led by information technology

Four of the ten industry sectors in the Russell 1000 Growth Index (utilities are no longer represented) advanced for the six months. Information technology posted the largest gain of 11.7% and made the biggest contribution to the benchmark’s return. Consumer discretionary and health care were next, advancing 11.4% and 8.7%, respectively. These were followed by communication services, which rose 7.0% on increased usage due to telecommuting. Together, these four sectors accounted for nearly 80.0% of the benchmark’s total market capitalization on April 30, 2020. Energy posted the benchmark’s largest loss of –30.1%, followed by industrials, which returned –15.8%.

For the six-month period, all of the five largest stocks in the Russell 1000 Growth Index produced returns that exceeded the overall return of the index. They were Amazon, which benefited from surging demand; Microsoft, which continued to profit from its cloud-computing business; and Apple, which reported strong financial results. Alphabet (the parent company of Google) and Facebook also beat the index.

Fund trailed its benchmark

For the period, the Fund had a positive return but lagged its benchmark as certain stocks did not perform as anticipated. Among these, the largest detractors were overweight positions in insurer Arch Capital Group, which was hurt by poor financial results related to COVID-19, and Discover Financial Services, which dropped on concerns about consumer spending. An underweight in electric car maker Tesla, which performed well, also detracted.

By contrast, other Fund allocations were beneficial, including an underweight position in Boeing, which declined nearly 60.0% for the period; an overweight in biotechnology firm Incyte, which performed well due to the success of its cancer drug Jakafi; and an overweight in cybersecurity firm Fortinet, which reported strong earnings.

20	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2020

Quant Large-Cap Growth Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	11/30/07	4.46%	7.29%	12.28%		13.40%		0.32%	0.32%
Advisor Class	12/4/15	4.38	7.20	12.24	†	13.38	†	0.41	0.41
Class W	9/28/18	4.64	7.69	12.40	†	13.46	†	0.32	0.00
Russell 1000® Growth Index	—	6.09	10.84	13.34		14.41		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
Holdings by company size
% of equity investments
Market capitalization	as of 4/30/2020
More than $50 billion	73.5
More than $15 billion–$50 billion	13.6
More than $2 billion–$15 billion	12.5
$2 billion or less	0.4
Total	100.0

Fund profile
as of 4/30/2020
Net assets	$2.99 billion
Portfolio turnover rate*	76%
Number of holdings	190
Weighted median market capitalization	$178.88 billion
Price/earnings ratio (weighted 12-month trailing average)†	29.9

*	The portfolio turnover rate covers the six-month period from November 1, 2019–April 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	21

Quant Large-Cap Value Fund

Expense example

Six months ended April 30, 2020

Quant Large-Cap Value Fund	Beginning account value (11/1/19)	Ending account value (4/30/20)	Expenses paid during period* (11/1/19– 4/30/20)
Actual return
Institutional Class	$1,000.00	$ 855.12	$1.66
Advisor Class	1,000.00	853.76	2.03
Class W	1,000.00	855.77	0.14
5% annual hypothetical return
Institutional Class	1,000.00	1,023.07	1.81
Advisor Class	1,000.00	1,022.68	2.21
Class W	1,000.00	1,024.71	0.15
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.36% for the Institutional Class, 0.44% for the Advisor Class and 0.03% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 4/30/2020
Financials	22.1
Health care	15.7
Consumer staples	9.6
Industrials	9.0
Information technology	8.0
Communication services	7.4
Utilities	7.1
Energy	6.2
Real estate	5.5
Consumer discretionary	5.1
Materials	4.1
Short-term investments,other assets & liabilities, net	0.2
Total	100.0

Performance for the six months ended April 30, 2020

The Quant Large-Cap Value Fund returned –14.49% for the Institutional Class, compared with the –13.66% return of its benchmark, the Russell 1000® Value Index. For the one-year period ended April 30, 2020, the Fund returned –13.14% versus –11.01% for the index. The performance table shows returns for all share classes of the Fund.

U.S. stocks declined as COVID-19 pandemic rattled economy

After several years of expansion, the U.S. economy reversed course and contracted in the first quarter of 2020, shaken by efforts to limit the spread of the COVID-19 pandemic. Unemployment, which had reached a 50-year low in late 2019, jumped to 14.7% in April as many U.S. businesses closed temporarily and most states urged residents to remain at home. Core inflation, which includes all items except food and energy, rose only 1.4%, while oil prices fell sharply during the six months.

Stock markets declined for the period, hit hard in February and March of 2020 before recovering some ground in April. The Federal Reserve reduced the federal funds target rate twice in March 2020, cutting the key short-term interest-rate measure to 0.00%–0.25%. Congress also enacted a $2.2 trillion stimulus plan to support the economy.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned –4.33%. Large-cap growth stocks advanced, outperforming small- and mid-cap growth shares as well as value stocks—all of which posted losses. (Returns by investment style and capitalization size are based on the Russell indexes.)

Most benchmark sectors suffered losses

Ten of the eleven industry sectors in the Russell 1000 Value Index posted losses for the six months. Energy and real estate were the worst-performing sectors, falling 31.0% and 23.7%, respectively. Financials, the largest sector in the index, declined 22.7% and was the largest detractor from the index’s return. Consumer discretionary—also a significant detractor—fell 20.1%. Together, these four sectors accounted for more than 40.0% of the benchmark’s total market capitalization on April 30, 2020. Health care, which tends to be more defensive, advanced for the period, gaining 7.4%.

For the six-month period, returns for four of the five largest stocks in the Russell 1000 Value Index surpassed the overall return of the benchmark. Johnson & Johnson posted double-digit gains. Intel also advanced, but more modestly. Procter & Gamble and Berkshire Hathaway both suffered losses but outperformed the index, while JPMorgan Chase lagged the benchmark.

Fund trailed its benchmark

For the period, the Fund declined and trailed its benchmark due to certain stock selections that did not perform as anticipated. Overweight positions in Marathon Petroleum and real estate investment trust National Retail Properties were the largest detractors as both were hurt by the economic impact of the COVID-19 pandemic. The Fund’s position in aerostructures manufacturer Spirit AeroSystems also detracted (the stock was sold before the end of the period).

These negative effects were partly mitigated by several successful stock allocations. Overweight positions in hydrocarbon exploration company EOG Resources, health insurer Humana and precious metals company Royal Gold contributed most to the Fund’s relative performance.

22	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2020

Quant Large-Cap Value Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	11/30/07	–14.49%	–13.14%	2.49%		7.45%		0.37%	0.37%
Advisor Class	12/4/15	–14.62	–13.28	2.37	†	7.39	†	0.47	0.47
Class W	9/28/18	–14.42	–12.91	2.58	†	7.50	†	0.37	0.00
Russell 1000® Value Index	—	–13.66	–11.01	3.90		8.54		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Holdings by company size

% of equity investments
Market capitalization	as of 4/30/2020
More than $50 billion	52.8
More than $15 billion–$50 billion	25.0
More than $2 billion–$15 billion	21.2
$2 billion or less	1.0
Total	100.0

Fund profile
as of 4/30/2020
Net assets	$1.15 billion
Portfolio turnover rate*	119%
Number of holdings	290
Weighted median market capitalization	$56.38 billion
Price/earnings ratio (weighted 12-month trailing average)†	18.9
*	The portfolio turnover rate covers the six-month period from November 1, 2019–April 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	23

Quant Small-Cap Equity Fund

Expense example

Six months ended April 30, 2020

Quant Small-Cap Equity Fund	Beginning account value (11/1/19)	Ending account value (4/30/20)	Expenses paid during period* (11/1/19– 4/30/20)
Actual return
Institutional Class	$1,000.00	$ 791.75	$1.74
Advisor Class	1,000.00	791.38	2.14
Premier Class	1,000.00	790.80	2.40
Retirement Class	1,000.00	790.62	2.85
Retail Class	1,000.00	790.96	2.89
Class W	1,000.00	793.68	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,022.92	1.96
Advisor Class	1,000.00	1,022.48	2.41
Premier Class	1,000.00	1,022.18	2.72
Retirement Class	1,000.00	1,021.68	3.22
Retail Class	1,000.00	1,021.63	3.27
Class W	1,000.00	1,024.86	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.39% for the Institutional Class, 0.48% for the Advisor Class, 0.54% for the Premier Class, 0.64% for the Retirement Class, 0.65% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2020
Health care	21.9
Industrials	15.8
Information technology	15.7
Financials	14.5
Consumer discretionary	9.2
Real estate	6.7
Utilities	4.1
Materials	4.1
Consumer staples	3.5
Communication services	2.6
Energy	1.3
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Performance for the six months ended April 30, 2020

The Quant Small-Cap Equity Fund returned –20.82% for the Institutional Class, compared with the –15.47% return of its benchmark, the Russell 2000® Index. For the one-year period ended April 30, 2020, the Fund returned –21.77% versus –16.39% for the index. The performance table shows returns for all share classes of the Fund.

U.S. stocks declined as COVID-19 pandemic rattled economy

After several years of expansion, the U.S. economy reversed course and contracted in the first quarter of 2020, shaken by efforts to limit the spread of the COVID-19 pandemic. Unemployment, which had reached a 50-year low in late 2019, jumped to 14.7% in April as many U.S. businesses closed temporarily and most states urged residents to remain at home. Core inflation, which includes all items except food and energy, rose only 1.4%, while oil prices fell sharply during the six months.

Stock markets declined for the period, hit hard in February and March of 2020 before recovering some ground in April. The Federal Reserve reduced the federal funds target rate twice in March 2020, cutting the key short-term interest-rate measure to 0.00%–0.25%. Congress also enacted a $2.2 trillion stimulus plan to support the economy.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned –4.33%. Large-cap growth stocks advanced, outperforming small- and mid-cap growth shares as well as value stocks—all of which posted losses. (Returns by investment style and capitalization size are based on the Russell indexes.)

Most benchmark sectors suffered losses

Ten of the eleven industry sectors in the Russell 2000 Index posted losses for the six months. Energy—the benchmark’s second-smallest sector—was the worst performer, falling 41.0%. Oil prices plunged as consumer demand evaporated with the implementation of stay-at-home advisories. Real estate also struggled, dropping 27.1%. Financials, the second-largest sector in the index, declined 26.1% and was the largest detractor from the index’s return, while industrials fell 21.2%. Together, these four sectors made up more than 40.0% of the benchmark’s total market capitalization on April 30, 2020. Health care was the only sector to advance for the period, gaining 10.6%.

For the six-month period, all of the five largest stocks in the Russell 2000 Index advanced and exceeded the overall performance of the benchmark. Virtual health care provider Teladoc Health posted triple-digit gains. Next were pharmaceutical firm Immunomedics, biological drug manufacturer Repligen and telecommunications equipment company Lumentum—all with double-digit returns. Power-generating equipment maker Generac also advanced.

Fund lagged its benchmark

For the period, the Fund underperformed its benchmark as several stocks did not perform as anticipated. An underweight position in Teladoc Health detracted most, as the stock surged in the wake of stay-at-home advisories. Overweight positions in resort and entertainment firm Ryman Hospitality Properties and mortgage insurance company Essent Group also dampened relative results.

By contrast, several positions were beneficial, including an overweight allocation to Boston Beer Company, which reported strong sales. Overweight positions in networking component maker Inphi Corporation and programmable logic device maker Lattice Semiconductor also contributed.

24	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2020

Quant Small-Cap Equity Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	–20.82%	–21.77%	1.97%		7.54%		0.42%	0.42%
Advisor Class	12/4/15	–20.86	–21.85	1.91	†	7.50	†	0.52	0.52
Premier Class	9/30/09	–20.92	–21.87	1.82		7.38		0.57	0.57
Retirement Class	10/1/02	–20.94	–21.96	1.72		7.27		0.67	0.67
Retail Class	10/1/02	–20.90	–21.94	1.69		7.20		0.72	0.72
Class W	9/28/18	–20.63	–21.44	2.11	†	7.61	†	0.42	0.00
Russell 2000® Index	—	–15.47	–16.39	2.88		7.69		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Holdings by company size

% of equity investments
Market capitalization	as of 4/30/2020
More than $2 billion–$15 billion	45.4
$2 billion or less	54.6
Total	100.0

Fund profile
as of 4/30/2020
Net assets	$2.20 billion
Portfolio turnover rate*	47%
Number of holdings	410
Weighted median market capitalization	$1.83 billion
Price/earnings ratio (weighted 12-month trailing average)†	28.9
*	The portfolio turnover rate covers the six-month period from November 1, 2019–April 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	25

Quant Small/Mid-Cap Equity Fund

Expense example

Six months ended April 30, 2020

Quant Small/Mid-Cap Equity Fund	Beginning account value (11/1/19)	Ending account value (4/30/20)	Expenses paid during period* (11/1/19– 4/30/20)
Actual return
Institutional Class	$1,000.00	$ 835.21	$2.33
Advisor Class	1,000.00	834.90	2.65
Premier Class	1,000.00	834.94	3.10
Retirement Class	1,000.00	833.55	3.46
Retail Class	1,000.00	833.66	3.97
Class W	1,000.00	836.79	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,022.33	2.56
Advisor Class	1,000.00	1,021.98	2.92
Premier Class	1,000.00	1,021.48	3.42
Retirement Class	1,000.00	1,021.08	3.82
Retail Class	1,000.00	1,020.54	4.37
Class W	1,000.00	1,024.86	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.51% for the Institutional Class, 0.58% for the Advisor Class, 0.68% for the Premier Class, 0.76% for the Retirement Class, 0.87% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2020
Information technology	19.7
Health care	18.1
Industrials	15.2
Financials	14.6
Consumer discretionary	9.4
Real estate	8.8
Materials	5.0
Utilities	3.2
Consumer staples	3.1
Communication services	1.5
Energy	1.3
Short-term investments,other assets & liabilities, net	0.1
Total	100.0

Performance for the six months ended April 30, 2020

The Quant Small/Mid-Cap Equity Fund returned –16.48% for the Institutional Class, compared with the –14.27% return of its benchmark, the Russell 2500®  Index. For the one-year period ended April 30, 2020, the Fund returned –15.31% versus –14.20% for the index. The performance table shows returns for all share classes of the Fund.

U.S. stocks declined as COVID-19 pandemic rattled economy

After several years of expansion, the U.S. economy reversed course and contracted in the first quarter of 2020, shaken by efforts to limit the spread of the COVID-19 pandemic. Unemployment, which had reached a 50-year low in late 2019, jumped to 14.7% in April as many U.S. businesses closed temporarily and most states urged residents to remain at home. Core inflation, which includes all items except food and energy, rose only 1.4%, while oil prices fell sharply during the six months.

Stock markets declined for the period, hit hard in February and March of 2020 before recovering some ground in April. The Federal Reserve reduced the federal funds target rate twice in March 2020, cutting the key short-term interest-rate measure to 0.00%–0.25%. Congress also enacted a $2.2 trillion stimulus plan to support the economy.

For the six months, the Russell 3000®  Index, a broad measure of the U.S. stock market, returned –4.33%. Large-cap growth stocks advanced, outperforming small- and mid-cap growth shares as well as value stocks—all of which posted losses. (Returns by investment style and capitalization size are based on the Russell indexes.)

Most benchmark sectors declined

Nine of the eleven industry sectors in the Russell 2500 Index generated negative returns for the six months. Energy, the smallest sector, declined most with a return of –43.1% as consumer demand evaporated with the implementation of stay-at-home advisories. Real estate, financials, consumer discretionary and industrials also struggled, with returns of –27.4%, –24.6%, –22.5% and –20.5%, respectively. Together, these five sectors accounted for more than one-half of the benchmark’s total market capitalization on April 30, 2020. Two other sectors with sizeable weightings—health care and information technology—delivered the benchmark’s only positive returns, advancing 14.6% and 0.1%, respectively.

For the six-month period, all of the five largest stocks in the Russell 2500 Index advanced and exceeded the overall performance of the benchmark. Medical device maker DexCom rose after posting strong earnings growth, as did RingCentral, a cloud-based communications provider. Bond trading firm MarketAxess Holdings, online document firm DocuSign and biotechnology company Seattle Genetics also outperformed the index.

Fund trailed its benchmark

The Fund declined and underperformed its benchmark as certain stocks did not perform as anticipated. An overweight in human resources provider Insperity detracted most on a poor earnings outlook, followed by an overweight in online travel technology company Sabre and an underweight in DocuSign.

On the positive side, an overweight position in Five9, a provider of call center software that gained after a strong earnings report, made the largest contribution to relative performance. An out-of-benchmark position in semiconductor maker Advanced Micro Devices and an overweight in silicon photonics maker NeoPhotonics also aided returns.

26	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2020

Quant Small/Mid-Cap Equity Fund		Total return		Average annual total return		Annual operating expenses*
	Inception date	6 months	1 year	since inception		gross	net
Institutional Class	8/5/16	–16.48%	–15.31%	5.51%		0.50%	0.50%
Advisor Class	8/5/16	–16.51	–15.27	5.50		0.58	0.58
Premier Class	8/5/16	–16.51	–15.33	5.36		0.66	0.66
Retirement Class	8/5/16	–16.65	–15.54	5.21		0.75	0.75
Retail Class	8/5/16	–16.63	–15.67	5.09		0.88	0.88
Class W	9/28/18	–16.32	–14.87	5.72	†	0.50	0.00
Russell 2500® Index	—	–14.27	–14.20	4.01	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Class W that is prior to its inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Class W. If these actual expenses had been reflected, the performance of Class W shown for these periods would have been different because the Class W has different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2020
More than $50 billion	0.4
More than $15 billion–$50 billion	5.5
More than $2 billion–$15 billion	67.1
$2 billion or less	27.0
Total	100.0

Fund profile

as of 4/30/2020
Net assets	$591.99 million
Portfolio turnover rate*	38%
Number of holdings	330
Weighted median market capitalization	$3.92 billion
Price/earnings ratio (weighted 12-month trailing average)†	23.2

*	The portfolio turnover rate covers the six-month period from November 1, 2019–April 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	27

Social Choice Equity Fund

Expense example

Six months ended April 30, 2020

Social Choice Equity Fund	Beginning account value (11/1/19)	Ending account value (4/30/20)	Expenses paid during period* (11/1/19– 4/30/20)
Actual return
Institutional Class	$1,000.00	$ 964.79	$0.83
Advisor Class	1,000.00	964.67	1.17
Premier Class	1,000.00	964.00	1.61
Retirement Class	1,000.00	963.70	2.05
Retail Class	1,000.00	963.28	2.20
5% annual hypothetical return
Institutional Class	1,000.00	1,024.02	0.86
Advisor Class	1,000.00	1,023.67	1.21
Premier Class	1,000.00	1,023.22	1.66
Retirement Class	1,000.00	1,022.77	2.11
Retail Class	1,000.00	1,022.63	2.26

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.17% for the Institutional Class, 0.24% for the Advisor Class, 0.33% for the Premier Class, 0.42% for the Retirement Class and 0.45% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2020
Information technology	22.8
Health care	15.4
Financials	12.1
Consumer discretionary	12.0
Industrials	9.3
Communication services	8.9
Consumer staples	6.3
Real estate	3.6
Utilities	3.3
Energy	3.0
Materials	2.8
Short-term investments,other assets & liabilities, net	0.5
Total	100.0

Performance for the six months ended April 30, 2020

The Social Choice Equity Fund returned –3.52% for the Institutional Class, compared with the –4.33% return of its benchmark, the Russell 3000® Index. For the one-year period ended April 30, 2020, the Fund returned 0.68% versus –1.04% for the index. The performance table shows returns for all share classes of the Fund. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

Avoiding some stocks helped the Fund’s relative performance

Because of its ESG criteria, the Fund did not invest in a number of stocks included in the Russell 3000 Index. Excluding these companies produced mixed results during the six-month period, but the net effect was that the Fund outperformed its benchmark.

Not investing in Boeing, Wells Fargo and JPMorgan Chase helped the Fund’s relative performance most. Boeing’s financial results continued to be affected by the grounding of the 737 MAX jetliner. Banking giants Wells Fargo and JPMorgan Chase reported lower revenue as they increased reserves in anticipation of the potential effects of the COVID-19 pandemic on their customers.

Excluding other stocks detracted from relative performance

Among stocks in which the Fund was not invested, Johnson & Johnson, Facebook and PayPal detracted most from its relative performance. Johnson & Johnson reported increased sales and raised its dividend, causing its stock to advance despite a reduction in its earnings outlook. In the wake of the pandemic, Facebook experienced lower demand for advertising, but the stock’s strong performance in 2019 resulted in a positive return for the period. PayPal benefited from a spike in online shopping as people stayed home to help contain the virus’ spread.

The Fund outperformed its benchmark

To compensate for the exclusion of some stocks within the Russell 3000 Index, the Fund’s managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its index and to manage risk.

Among stocks the Fund held, overweight positions in NVIDIA, Eli Lilly and Adobe made the largest contributions to its relative performance. Information technology company NVIDIA returned to an upward trajectory, reporting growth in its gaming business and accelerating its adoption of artificial intelligence. Pharmaceutical manufacturer Eli Lilly benefited from additional revenue, driven by higher demand for prescriptions due to the COVID-19 pandemic. Software company Adobe reported record revenues, helped by strength in its digital media segment.

Not all of the stocks the Fund held contributed to its relative performance. The most significant detractors were an overweight position in Spirit AeroSystems, followed by an underweight in Netflix and an overweight in American International Group (AIG). Aerostructures manufacturer Spirit AeroSystems was hurt by the grounding of the Boeing 737 MAX. Netflix experienced higher viewing and strong growth in paid memberships as people sheltering at home turned to the streaming service for entertainment. AIG, like other insurers, was negatively affected as the anticipated impact of COVID-19 resulted in a loss for its general insurance underwriting business.

28	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2020

Social Choice Equity Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	7/1/99	–3.52%	0.68%	8.31%		10.61%		0.17%	0.17%
Advisor Class	12/4/15	–3.53	0.67	8.27	†	10.59	†	0.24	0.24
Premier Class	9/30/09	–3.60	0.57	8.15		10.44		0.33	0.33
Retirement Class	10/1/02	–3.63	0.45	8.04		10.33		0.42	0.42
Retail Class	3/31/06	–3.67	0.44	8.02		10.31		0.45	0.45
Russell 3000® Index	—	–4.33	–1.04	8.33		11.29		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2020
More than $50 billion	59.4
More than $15 billion–$50 billion	24.0
More than $2 billion–$15 billion	13.3
$2 billion or less	3.3
Total	100.0

Fund profile

as of 4/30/2020
Net assets	$4.45 billion
Portfolio turnover rate*	12%
Number of holdings	666
Weighted median market capitalization	$65.06 billion
Price/earnings ratio (weighted 12-month trailing average)†	25.9

*	The portfolio turnover rate covers the six-month period from November 1, 2019–April 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	29

Social Choice Low Carbon Equity Fund

Expense example

Six months ended April 30, 2020

Social Choice Low Carbon Equity Fund	Beginning account value (11/1/19)	Ending account value (4/30/20)	Expenses paid during period* (11/1/19– 4/30/20)
Actual return
Institutional Class	$1,000.00	$ 966.76	$1.56
Advisor Class	1,000.00	966.65	2.05
Premier Class	1,000.00	966.35	2.30
Retirement Class	1,000.00	966.28	2.79
Retail Class	1,000.00	965.49	3.03
5% annual hypothetical return
Institutional Class	1,000.00	1,023.27	1.61
Advisor Class	1,000.00	1,022.77	2.11
Premier Class	1,000.00	1,022.53	2.36
Retirement Class	1,000.00	1,022.03	2.87
Retail Class	1,000.00	1,021.78	3.12

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.32% for the Institutional Class, 0.42% for the Advisor Class, 0.47% for the Premier Class, 0.57% for the Retirement Class and 0.62% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2020
Information technology	22.0
Health care	15.2
Financials	12.7
Consumer discretionary	12.2
Industrials	9.8
Communication services	9.0
Consumer staples	6.7
Real estate	3.6
Utilities	2.6
Materials	2.5
Energy	1.9
Short-term investments, other assets & liabilities, net	1.8
Total	100.0

Performance for the six months ended April 30, 2020

The Social Choice Low Carbon Equity Fund returned –3.32% for the Institutional Class, compared with the –4.33% return of its benchmark, the Russell 3000®  Index. For the one-year period ended April 30, 2020, the Fund returned 2.10% versus –1.04% for the index. The performance table shows returns for all share classes of the Fund. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

Excluding some stocks helped the Fund’s relative performance

Because of its ESG criteria, the Fund did not invest in a number of stocks included in the Russell 3000 Index. Avoiding these companies produced mixed results for the six-month period, but the net effect was that the Fund outperformed its benchmark.

Not investing in Boeing, Wells Fargo and JPMorgan Chase helped the Fund’s relative performance most. Boeing’s financial results continued to be affected by the grounding of the 737 MAX jetliner. Banking giants Wells Fargo and JPMorgan Chase reported lower revenue as they increased reserves in anticipation of the potential effects of COVID-19 on their customers.

Avoiding other stocks hindered relative performance

Among stocks in which the Fund was not invested, Johnson & Johnson, Facebook and PayPal detracted most from its relative performance. Johnson & Johnson reported increased sales and raised its dividend, but the company cut its earnings outlook due to uncertainty surrounding the COVID-19 pandemic. In the wake of the pandemic, Facebook experienced lower demand for advertising, but the stock’s strong performance in 2019 resulted in a positive return for the period. PayPal benefited from a spike in online shopping as people stayed home to help contain the virus’ spread.

The Fund outperformed its benchmark

To compensate for the exclusion of some stocks within the Russell 3000 Index, the Fund’s managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of the index and to manage risk.

Of stocks the Fund held, several overweight investments contributed most to relative performance. The leading contributor was Tesla as the electric carmaker’s revenues and production grew over 30.0% in the first quarter of 2020, versus the same period a year ago. Information technology company NVIDIA returned to an upward trajectory, reporting growth in its gaming business and accelerating its adoption of artificial intelligence. Pharmaceutical manufacturer Eli Lilly benefited from additional revenue, driven by higher demand for prescriptions due to the COVID-19 pandemic.

Not all of the stocks held by the Fund contributed to its relative performance. Among the most significant detractors were overweight investments in natural gas provider ONEOK, insurance giant American International Group (AIG) and real estate investment trust Welltower. ONEOK’s stock price declined as a result of a sharp drop in demand for energy due to the global economic slowdown. AIG was negatively affected as the anticipated impact of the pandemic resulted in a loss for its general insurance underwriting business. Welltower, which holds senior housing and health care properties, saw its stock plunge as the elderly were identified as being among the most vulnerable to COVID-19 infection.

30	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2020

Social Choice Low Carbon Equity Fund		Total return		Average annual total return		Annual operating expenses*
	Inception date	6 months	1 year	since inception		gross	net
Institutional Class	8/7/15	–3.32%	2.10%	9.11%		0.41%	0.32%
Advisor Class	12/4/15	–3.33	2.02	9.05	†	0.52	0.43
Premier Class	8/7/15	–3.36	1.89	8.97		0.56	0.47
Retirement Class	8/7/15	–3.37	1.84	8.85		0.66	0.57
Retail Class	8/7/15	–3.45	1.83	8.78		0.73	0.64
Russell 3000® Index	—	–4.33	–1.04	8.82	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2020
More than $50 billion	60.5
More than $15 billion–$50 billion	23.6
More than $2 billion–$15 billion	13.1
$2 billion or less	2.8
Total	100.0

Fund profile

as of 4/30/2020
Net assets	$283.98 million
Portfolio turnover rate*	10%
Number of holdings	539
Weighted median market capitalization	$70.20 billion
Price/earnings ratio (weighted 12-month trailing average)†	25.8
*	The portfolio turnover rate covers the six-month period from November 1, 2019–April 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	31

Emerging Markets Equity Fund

Expense example

Six months ended April 30, 2020

Emerging Markets Equity Fund	Beginning account value (11/1/19)	Ending account value (4/30/20)	Expenses paid during period* (11/1/19– 4/30/20)
Actual return
Institutional Class	$1,000.00	$ 865.74	$4.13
Advisor Class	1,000.00	865.02	4.68
Premier Class	1,000.00	865.53	4.59
Retirement Class	1,000.00	865.79	4.59
Retail Class	1,000.00	864.80	5.80
Class W	1,000.00	869.85	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,020.44	4.47
Advisor Class	1,000.00	1,019.84	5.07
Premier Class	1,000.00	1,019.94	4.97
Retirement Class	1,000.00	1,019.94	4.97
Retail Class	1,000.00	1,018.65	6.27
Class W	1,000.00	1,024.86	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.89% for the Institutional Class, 1.01% for the Advisor Class, 0.99% for the Premier Class, 0.99% for the Retirement Class, 1.25% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2020
Consumer discretionary	28.1
Financials	21.4
Information technology	17.7
Communication services	13.8
Materials	4.2
Energy	3.8
Consumer staples	3.1
Health care	2.9
Industrials	0.3
Short-term investments, other assets & liabilities, net	4.7
Total	100.0

Performance for the six months ended April 30, 2020

The Emerging Markets Equity Fund returned –13.43% for the Institutional Class, compared with the –10.50% return of its benchmark, the MSCI Emerging Markets Index. For the one-year period ended April 30, 2020, the Fund returned –13.05% versus –12.00% for the index. The performance table shows returns for all share classes of the Fund.

International equities fell amid COVID-19 pandemic

International developed- and emerging-markets stocks posted losses for the period as countries around the world struggled to respond to the COVID-19 pandemic. Emergency efforts to contain the virus led to widespread business closures and the implementation of stay-at-home advisories. The economy in the 19-nation euro area contracted by 3.8% during the first three months of 2020, compared with the fourth quarter of 2019. China’s economy contracted by 6.8% year-on-year in the first quarter of 2020.

Central banks responded aggressively to the economic impact of the pandemic. The U.S. Federal Reserve lowered the federal funds target rate twice in March 2020 to 0.00%–0.25%. The European Central Bank launched a temporary asset purchase program to support the region’s economy.

The MSCI EAFE®  Index, which measures stock performance in 21 developed-markets nations outside North America, returned –14.21%, underperforming the –4.33% return of the Russell 3000®  Index, a broad measure of the U.S. stock market, as well as the MSCI Emerging Markets Index.

Most countries in the benchmark declined

Of the 26 country components in the MSCI Emerging Markets Index, 24 posted losses in U.S.-dollar terms for the six-month period. Brazil and India, which were sizable country components, fell 43.6% and 19.0%, respectively. Korea, the third-largest index component, declined 9.0%. Together, these three countries accounted for nearly one-quarter of the index’s total market capitalization on April 30, 2020. The benchmark’s two largest components, China and Taiwan, gained 5.4% and 0.7%, respectively.

Fund declined and trailed its benchmark

For the six-month period, the Fund underperformed its benchmark. Out-of-benchmark positions in Arcos Dorados, an international operator of McDonald’s restaurants, and Edelweiss Financial Services detracted most, followed by an overweight in department store operator Companhia Brasileira de Distribuicao.

On the positive side, an out-of-benchmark holding in digital entertainment provider Sea contributed strongly to the Fund’s relative performance, followed by overweight positions in Latin American online retailer B2W Companhia Digital and Chinese online retailer Alibaba Group.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

32	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2020

Emerging Markets Equity Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		since inception		gross	net
Institutional Class	8/31/10	–13.43%	–13.05%	0.55%		1.54%		0.90%	0.90%
Advisor Class	12/4/15	–13.50	–13.20	0.50	†	1.51	†	0.98	0.98
Premier Class	8/31/10	–13.45	–13.15	0.40		1.40		1.05	1.05
Retirement Class	8/31/10	–13.42	–13.12	0.35		1.31		1.15	1.15
Retail Class	8/31/10	–13.52	–13.37	0.17		1.15		1.27	1.27
Class W	9/28/18	–13.02	–12.34	0.83	†	1.68	†	0.89	0.00
MSCI Emerging Markets Index	—	–10.50	–12.00	–0.10		1.91	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

Holdings by country

% of portfolio investments as of 4/30/2020
China	27.1
Taiwan	11.5
India	10.7
Brazil	10.1
Korea, Republic of	9.7
South Africa	3.7
Mexico	3.7
Indonesia	2.8
United States	2.4
Macau	2.1
10 other nations	10.7
Short-term investments	5.5
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2020
More than $50 billion	38.8
More than $15 billion–$50 billion	22.4
More than $2 billion–$15 billion	32.0
$2 billion or less	6.8
Total	100.0

Fund profile

as of 4/30/2020
Net assets	$1.52 billion
Portfolio turnover rate*	71%
Number of holdings	91
Weighted median market capitalization	$31.46 billion
Price/earnings ratio (weighted 12-month trailing average)†	15.7
*	The portfolio turnover rate covers the six-month period from November 1, 2019–April 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	33

International Equity Fund

Expense example

Six months ended April 30, 2020

International Equity Fund	Beginning account value (11/1/19)	Ending account value (4/30/20)	Expenses paid during period* (11/1/19– 4/30/20)
Actual return
Institutional Class	$1,000.00	$ 855.22	$2.21
Advisor Class	1,000.00	855.81	2.58
Premier Class	1,000.00	855.27	2.91
Retirement Class	1,000.00	855.18	3.14
Retail Class	1,000.00	854.53	3.78
Class W	1,000.00	857.89	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,022.48	2.41
Advisor Class	1,000.00	1,022.08	2.82
Premier Class	1,000.00	1,021.73	3.17
Retirement Class	1,000.00	1,021.48	3.42
Retail Class	1,000.00	1,020.79	4.12
Class W	1,000.00	1,024.86	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.48% for the Institutional Class, 0.56% for the Advisor Class, 0.63% for the Premier Class, 0.68% for the Retirement Class, 0.82% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition
Sector	% of net assets as of 4/30/2020
Health care	17.0
Consumer discretionary	15.0
Industrials	13.9
Financials	13.4
Information technology	11.4
Consumer staples	10.0
Materials	8.0
Communication services	4.2
Utilities	3.4
Real estate	1.3
Energy	0.3
Short-term investments, other assets & liabilities, net	2.1
Total	100.0

Performance for the six months ended April 30, 2020

The International Equity Fund returned –14.48% for the Institutional Class, compared with the –14.21% return of its benchmark, the MSCI EAFE® Index. For the one-year period ended April 30, 2020, the Fund returned –12.98% versus –11.34% for the index. The performance table shows returns for all share classes of the Fund.

International equities fell amid COVID-19 pandemic

International developed- and emerging-markets stocks posted losses for the period as countries around the world struggled to respond to the COVID-19 pandemic. Emergency efforts to contain the virus led to widespread business closures and the implementation of stay-at-home advisories. The economy in the 19-nation euro area contracted by 3.8% during the first three months of 2020, compared with the fourth quarter of 2019. China’s economy contracted by 6.8% year-on-year in the first quarter of 2020.

Central banks responded aggressively to the economic impact of the pandemic. The U.S. Federal Reserve lowered the federal funds target rate twice in March 2020 to 0.00%–0.25%. The European Central Bank launched a temporary asset purchase program to support the region’s economy. The Bank of England cut its benchmark interest rate to 0.10%.

The MSCI EAFE Index, which measures stock performance in 21 developed-markets nations outside North America, lost ground and underperformed the –4.33% return of the Russell 3000® Index, a broad measure of the U.S. stock market. The MSCI Emerging Markets Index returned –10.50% for the six-month period.

Most countries in the benchmark declined

Of the MSCI EAFE Index’s 21 country components, 19 fell in U.S.-dollar terms for the six-month period. The largest index components were Japan (26.0%), the United Kingdom (15.0%) and France (10.6%), losing 9.9%, 19.9% and 20.8%, respectively. Collectively, these three nations represented over one-half of the benchmark’s total market capitalization on April 30, 2020.

Fund trailed its benchmark

Among the leading detractors from Fund performance versus the benchmark was an overweight investment in European multinational Airbus, which declined due to travel restrictions. Next was Dutch financial firm ING, followed by Britain’s Lloyds Banking Group.

By contrast, the Fund benefited from overweight positions in Japanese game maker Nintendo, which rose on higher demand from families staying home. Consumer electronics giant Sony also made a positive contribution, as did Swiss multinational pharmaceutical company Lonza.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

34	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2020

International Equity Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	7/1/99	–14.48%	–12.98%	–1.90%		3.13%		0.48%	0.48%
Advisor Class	12/4/15	–14.42	–13.03	–1.97	†	3.09	†	0.60	0.60
Premier Class	9/30/09	–14.47	–13.05	–2.03		2.98		0.63	0.63
Retirement Class	10/1/02	–14.48	–13.04	–2.13		2.88		0.73	0.73
Retail Class	3/31/06	–14.55	–13.19	–2.19		2.80		0.82	0.82
Class W	9/28/18	–14.21	–12.48	–1.74	†	3.21	†	0.48	0.00
MSCI EAFE® Index	—	–14.21	–11.34	–0.17		3.55		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Holdings by country

% of portfolio investments as of 4/30/2020
Japan	21.5
France	12.1
United Kingdom	11.8
Switzerland	9.8
Germany	9.4
Australia	6.5
Denmark	5.5
Netherlands	3.7
China	3.5
United States	3.1
9 other nations	11.5
Short-term investments	1.6
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2020
More than $50 billion	46.5
More than $15 billion–$50 billion	44.3
More than $2 billion–$15 billion	9.2
Total	100.0

Fund profile

as of 4/30/2020
Net assets	$4.09 billion
Portfolio turnover rate*	91%
Number of holdings	80
Weighted median market capitalization	$46.97 billion
Price/earnings ratio (weighted 12-month trailing average)†	19.0
*	The portfolio turnover rate covers the six-month period from November 1, 2019–April 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	35

International Opportunities Fund

Expense example

Six months ended April 30, 2020

International Opportunities Fund	Beginning account value (11/1/19)	Ending account value (4/30/20)	Expenses paid during period* (11/1/19– 4/30/20)
Actual return
Institutional Class	$1,000.00	$ 937.87	$2.99
Advisor Class	1,000.00	936.67	3.47
Premier Class	1,000.00	937.02	3.27
Retirement Class	1,000.00	937.29	3.28
Retail Class	1,000.00	934.74	4.91
Class W	1,000.00	939.95	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,021.78	3.12
Advisor Class	1,000.00	1,021.28	3.62
Premier Class	1,000.00	1,021.48	3.42
Retirement Class	1,000.00	1,021.48	3.42
Retail Class	1,000.00	1,019.79	5.12
Class W	1,000.00	1,024.86	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.62% for the Institutional Class, 0.72% for the Advisor Class, 0.68% for the Premier Class, 0.68% for the Retirement Class, 1.02% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 4/30/2020
Information technology	23.3
Consumer discretionary	21.0
Health care	13.3
Industrials	11.8
Consumer staples	10.5
Financials	6.9
Materials	4.6
Communication services	3.5
Energy	1.7
Real estate	0.6
Short-term investments, other assets & liabilities, net	2.8
Total	100.0

Performance for the six months ended April 30, 2020

The International Opportunities Fund returned –6.21% for the Institutional Class, compared with the –13.22% return of its benchmark, the MSCI All Country World (ACWI) ex USA Index. For the one-year period ended April 30, 2020, the Fund returned –4.64% versus –11.51% for the index. The performance table shows returns for all share classes of the Fund. During the period, the Fund participated in a securities lending program.

International equities fell amid COVID-19 pandemic

International developed- and emerging-markets stocks posted losses for the period as countries around the world struggled to respond to the COVID-19 pandemic. Emergency efforts to contain the virus led to widespread business closures and the implementation of stay-at-home advisories. The economy in the 19-nation euro area contracted by 3.8% during the first three months of 2020, compared with the fourth quarter of 2019. China’s economy contracted by 6.8% year-on-year in the first quarter of 2020.

Central banks responded aggressively to the economic impact of the pandemic. The U.S. Federal Reserve lowered the federal funds target rate twice in March 2020 to 0.00%–0.25%. The European Central Bank launched a temporary asset purchase program to support the region’s economy. The Bank of England cut its benchmark interest rate to 0.10%.

The MSCI EAFE® Index, which measures stock performance in 21 developed-markets nations outside North America, returned –14.21%, underperforming the –4.33% return of the Russell 3000® Index, a broad measure of the U.S. stock market. The MSCI Emerging Markets Index returned –10.50% for the six-month period.

Most countries in the benchmark declined

Just four of the 48 countries within the MSCI ACWI ex USA Index produced gains in U.S.-dollar terms for the six months. The benchmark’s largest country components were Japan (17.0%), down 9.9%; China (11.2%), up 5.4%; and the United Kingdom (9.8%), down 19.9%. These three nations represented more than one-third of the index’s total market capitalization on April 30, 2020.

Fund outperformed its benchmark

The largest contributor to the Fund’s relative performance was an overweight investment in Canadian e-commerce company Shopify, which hit a record high as the pandemic created a spike in sales. Next were out-of-benchmark positions in German meal kit provider HelloFresh and Australian payment processor Afterpay, both of which reported strong revenue gains.

By contrast, an out-of-benchmark position in Brazil’s Banco Inter detracted, as did an overweight position in Dutch financial firm ING and not owning Chinese online retailer Alibaba Group, a benchmark component.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

36	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2020

International Opportunities Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		since inception		gross	net
Institutional Class	4/12/13	–6.21%	–4.64%	3.12%		4.20%		0.62%	0.62%
Advisor Class	12/4/15	–6.33	–4.76	3.05	†	4.15	†	0.71	0.71
Premier Class	4/12/13	–6.30	–4.73	2.97		4.04		0.77	0.77
Retirement Class	4/12/13	–6.27	–4.69	2.90		3.96		0.87	0.87
Retail Class	4/12/13	–6.53	–5.10	2.68		3.77		1.02	1.02
Class W	9/28/18	–6.01	–4.08	3.31	†	4.33	†	0.62	0.00
MSCI All Country World Index ex USA	—	–13.22	–11.51	–0.17		1.92	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees.
Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

Holdings by country

% of portfolio investments
as of 4/30/2020
Japan	13.7
China	8.8
United Kingdom	8.5
Brazil	6.3
Germany	6.2
Canada	6.1
Switzerland	5.2
Netherlands	5.0
France	4.7
Australia	4.5
12 other nations	24.7
Short-term investments	6.3
Total	100.0

Holdings by company size

% of equity investments
Market capitalization	as of 4/30/2020
More than $50 billion	18.8
More than $15 billion–$50 billion	22.1
More than $2 billion–$15 billion	48.0
$2 billion or less	11.1
Total	100.0

Fund profile

as of 4/30/2020
Net assets	$1.65 billion
Portfolio turnover rate*	26%
Number of holdings	97
Weighted median market capitalization	$10.12 billion
Price/earnings ratio (weighted 12-month trailing average)†	30.1
*	The portfolio turnover rate covers the six-month period from November 1, 2019–April 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	37

Quant International Equity Fund

Expense example

Six months ended April 30, 2020

Quant International Equity Fund	Beginning account value (11/1/19)	Ending account value (4/30/20)	Expenses paid during period* (11/1/19– 4/30/20)
Actual return
Institutional Class	$1,000.00	$ 856.45	$1.85
Advisor Class	1,000.00	855.62	2.54
Class W	1,000.00	857.15	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,022.87	2.01
Advisor Class	1,000.00	1,022.13	2.77
Class W	1,000.00	1,024.86	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.40% for the Institutional Class, 0.55% for the Advisor Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2020
Financials	16.3
Health care	14.4
Industrials	13.9
Consumer staples	12.3
Consumer discretionary	11.0
Information technology	7.5
Materials	6.8
Communication services	5.4
Utilities	4.1
Energy	3.6
Real estate	3.3
Short-term investments,other assets & liabilities, net	1.4
Total	100.0

Performance for the six months ended April 30, 2020

The Quant International Equity Fund returned –14.36% for the Institutional Class, compared with the –14.21% return of its benchmark, the MSCI EAFE® Index. For the one-year period ended April 30, 2020, the Fund returned –12.11% versus –11.34% for the index. The performance table shows returns for all share classes of the Fund.

International equities fell amid COVID-19 pandemic

International developed- and emerging-markets stocks posted losses for the period as countries around the world struggled to respond to the COVID-19 pandemic. Emergency efforts to contain the virus led to widespread business closures and the implementation of stay-at-home advisories. The economy in the 19-nation euro area contracted by 3.8% during the first three months of 2020, compared with the fourth quarter of 2019. China’s economy contracted by 6.8% year-on-year in the first quarter of 2020.

Central banks responded aggressively to the economic impact of the pandemic. The U.S. Federal Reserve lowered the federal funds target rate twice in March 2020 to 0.00%–0.25%. The European Central Bank launched a temporary asset purchase program to support the region’s economy. The Bank of England cut its benchmark interest rate to 0.10%.

The MSCI EAFE Index, which measures stock performance in 21 developed-markets nations outside North America, lost ground and underperformed the –4.33% return of the Russell 3000® Index, a broad measure of the U.S. stock market. The MSCI Emerging Markets Index returned –10.50% for the six-month period.

Most countries in the benchmark declined

Of the MSCI EAFE Index’s 21 country components, 19 fell in U.S.-dollar terms for the six-month period. The largest index components were Japan (26.0%), the United Kingdom (15.0%) and France (10.6%), losing 9.9%, 19.9% and 20.8%, respectively. Collectively, these three nations represented over one-half of the benchmark’s total market capitalization on April 30, 2020.

Fund trailed its benchmark

The Fund underperformed its benchmark for the period as certain holdings did not perform as anticipated. The most significant detractor was an overweight position in Germany’s MTU Aero Engines, which saw a decline in operating profits. Next were overweights in French car maker Peugeot and Spanish engineering firm ACS Actividades de Construccion y Servicios.

By contrast, an underweight position in European multinational Airbus was beneficial, as the stock declined. Overweight investments in Swiss pharmaceutical company Roche Holding and Japan’s Chugai Pharmaceutical, both of which are working on treatments for COVID-19, also contributed.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

38	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2020

Quant International Equity Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	11/30/07	–14.36%	–12.11%	–0.60%		3.84%		0.40%	0.40%
Advisor Class	12/4/15	–14.44	–12.32	–0.68	†	3.80	†	0.48	0.48
Class W	9/28/18	–14.29	–11.93	–0.51	†	3.89	†	0.40	0.00
MSCI EAFE® Index	—	–14.21	–11.34	–0.17		3.55		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Holdings by country

% of portfolio investments as of 4/30/2020
Japan	25.4
United Kingdom	13.4
Switzerland	10.4
France	9.7
Germany	8.0
Australia	6.6
Netherlands	4.8
Hong Kong	3.3
Denmark	2.3
Italy	2.3
13 other nations	12.3
Short-term investments	1.5
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2020
More than $50 billion	35.5
More than $15 billion–$50 billion	34.5
More than $2 billion–$15 billion	29.9
$2 billion or less	0.1
Total	100.0

Fund profile

as of 4/30/2020
Net assets	$1.72 billion
Portfolio turnover rate*	65%
Number of holdings	325
Weighted median market capitalization	$30.26 billion
Price/earnings ratio (weighted 12-month trailing average)†	13.3
*	The portfolio turnover rate covers the six-month period from November 1, 2019–April 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	39

Quant International Small-Cap Equity Fund

Expense example

Six months ended April 30, 2020

Quant International Small-Cap Equity Fund	Beginning account value (11/1/19)	Ending account value (4/30/20)	Expenses paid during period* (11/1/19– 4/30/20)
Actual return
Institutional Class	$1,000.00	$ 796.30	$2.99
Advisor Class	1,000.00	796.71	3.31
Premier Class	1,000.00	795.32	3.84
Retirement Class	1,000.00	795.82	3.75
Retail Class	1,000.00	794.78	4.86
Class W	1,000.00	798.59	0.04
5% annual hypothetical return
Institutional Class	1,000.00	1,021.53	3.37
Advisor Class	1,000.00	1,021.18	3.72
Premier Class	1,000.00	1,020.59	4.32
Retirement Class	1,000.00	1,020.69	4.22
Retail Class	1,000.00	1,019.44	5.47
Class W	1,000.00	1,024.81	0.05

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.67% for the Institutional Class, 0.74% for the Advisor Class, 0.86% for the Premier Class, 0.84% for the Retirement Class, 1.09% for the Retail Class and 0.01% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2020
Industrials	17.2
Information technology	12.5
Materials	11.6
Consumer discretionary	11.3
Real estate	10.1
Health care	9.3
Financials	8.5
Consumer staples	6.3
Communication services	5.3
Utilities	3.8
Energy	2.5
Short-term investments,other assets & liabilities, net	1.6
Total	100.0

Performance for the six months ended April 30, 2020

The Quant International Small-Cap Equity Fund returned –20.37% for the Institutional Class, compared with the –15.05% return of its benchmark, the MSCI All Country World (ACWI) ex USA Small Cap Index. For the one-year period ended April 30, 2020, the Fund returned –18.71% versus –13.51% for the index. The performance table shows returns for all share classes of the Fund.

International equities fell amid COVID-19 pandemic

International developed- and emerging-markets stocks posted losses for the period as countries around the world struggled to respond to the COVID-19 pandemic. Emergency efforts to contain the virus led to widespread business closures and the implementation of stay-at-home advisories. The economy in the 19-nation euro area contracted by 3.8% during the first three months of 2020, compared with the fourth quarter of 2019. China’s economy contracted by 6.8% year-on-year in the first quarter of 2020.

Central banks responded aggressively to the economic impact of the pandemic. The U.S. Federal Reserve lowered the federal funds target rate twice in March 2020 to 0.00%–0.25%. The European Central Bank launched a temporary asset purchase program to support the region’s economy. The Bank of England cut its benchmark interest rate to 0.10%.

The MSCI EAFE® Index, which measures stock performance in 21 developed-markets nations outside North America, returned –14.21%, underperforming the –4.33% return of the Russell 3000® Index, a broad measure of the U.S. stock market. The MSCI Emerging Markets Index returned –10.50% for the six-month period.

Most countries in the benchmark declined

Of the 48 countries in the MSCI ACWI ex USA Small Cap Index, 45 lost ground in U.S.-dollar terms for the six months. The largest markets were Japan (23.3%), down 13.2%, the United Kingdom (11.7%), down 19.9%, and Canada (6.8%), down 11.7%. These three countries represented more than 40.0% of the index’s total market capitalization on April 30, 2020.

Fund underperformed its benchmark

Several overweight investments detracted from the Fund’s performance versus the benchmark. The most significant was Canadian recreational vehicle maker BRP, which declined due to COVID-19 uncertainty. Next was French geophysical services provider CGG, followed by Australian real estate developer Charter Hall.

Conversely, other overweight positions contributed to relative performance. The largest contributor was Japanese firm Daiwabo, which reported strong results in its IT infrastructure business. Next was Swiss pharmaceutical retailer Galenica, followed by United Kingdom-based waste management firm Pennon.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

40	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2020

Quant International Small-Cap Equity Fund		Total return		Average annual total return		Annual operating expenses*
	Inception date	6 months	1 year	since inception		gross	net
Institutional Class	12/9/16	–20.37%	–18.71%	–2.16%		0.71%	0.71%
Advisor Class	12/9/16	–20.33	–18.67	–2.20		0.79	0.79
Premier Class	12/9/16	–20.47	–18.83	–2.26		0.89	0.89
Retirement Class	12/9/16	–20.42	–18.76	–2.35		0.96	0.96
Retail Class	12/9/16	–20.52	–19.03	–2.54		1.35	1.14
Class W	9/28/18	–20.14	–18.17	–1.86	†	0.71	0.00
MSCI ACWI ex USA Small Cap Index	—	–15.05	–13.51	1.62	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Class W that is prior to its inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Class W. If these actual expenses had been reflected, the performance of Class W shown for these periods would have been different because the Class W has different expenses than the Institutional Class.
†	Performance is calculated from the inception date of the Institutional Class.

Holdings by country

% of portfolio investments as of 4/30/2020
Japan	21.7
United Kingdom	10.8
Canada	5.6
Taiwan	5.4
Australia	5.2
Switzerland	4.5
Sweden	4.4
Korea, Republic of	4.3
China	3.1
Germany	2.7
36 other nations	28.0
Short-term investments	4.3
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2020
More than $2 billion–$15 billion	37.3
$2 billion or less	62.7
Total	100.0

Fund profile

as of 4/30/2020
Net assets	$865.15 million
Portfolio turnover rate*	67%
Number of holdings	541
Weighted median market capitalization	$1.59 billion
Price/earnings ratio (weighted 12-month trailing average)†	12.1
*	The portfolio turnover rate covers the six-month period from November 1, 2019–April 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	41

Social Choice International Equity Fund

Expense example

Six months ended April 30, 2020

Social Choice International Equity	Beginning account value (11/1/19)	Ending account value (4/30/20)	Expenses paid during period* (11/1/19– 4/30/20)
Actual return
Institutional Class	$1,000.00	$ 862.50	$1.85
Advisor Class	1,000.00	862.12	2.36
Premier Class	1,000.00	861.88	2.55
Retirement Class	1,000.00	861.67	3.01
Retail Class	1,000.00	860.74	3.33
5% annual hypothetical return
Institutional Class	1,000.00	1,022.87	2.01
Advisor Class	1,000.00	1,022.33	2.56
Premier Class	1,000.00	1,022.13	2.77
Retirement Class	1,000.00	1,021.63	3.27
Retail Class	1,000.00	1,021.28	3.62

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.40% for the Institutional Class, 0.51% for the Advisor Class, 0.55% for the Premier Class, 0.65% for the Retirement Class and 0.72% for the Retail Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 4/30/2020
Financials	16.5
Health care	14.0
Industrials	12.5
Consumer staples	12.4
Consumer discretionary	10.3
Materials	7.7
Information technology	6.7
Communication services	5.0
Utilities	4.3
Real estate	4.0
Energy	3.8
Short-term investments,other assets & liabilities, net	2.8
Total	100.0

Performance for the six months ended April 30, 2020

The Social Choice International Equity Fund returned –13.75% for the Institutional Class, compared with the –14.21% return of its benchmark, the MSCI EAFE® Index. For the one-year period ended April 30, 2020, the Fund returned –10.04% versus –11.34% for the index. The performance table shows returns for all share classes of the Fund. The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

Excluding certain stocks benefited the Fund’s relative performance

Because of its ESG criteria, the Fund excluded a number of stocks in the MSCI EAFE Index. Avoiding these companies produced mixed results during the six-month period, but the net effect was that the Fund outperformed its benchmark.

Excluding Royal Dutch Shell, Airbus and HSBC contributed most to the Fund’s relative performance. Energy giant Royal Dutch Shell reported sharply lower revenue amid an unprecedented decline in oil prices. Airbus reported lower revenues in a challenging market environment. British bank HSBC saw profits decrease significantly due to COVID-19 and weakening oil prices.

Avoiding other stocks hindered relative performance

Notable detractors among excluded stocks were Novartis, British American Tobacco and Reckitt Benckiser. Swiss pharmaceutical company Novartis announced it would sponsor a clinical drug trial that may help hospitalized coronavirus patients. News that British American Tobacco is working on a potential COVID-19 vaccine reversed its stock’s decline. Lysol maker Reckitt Benckiser reported strong sales as demand for disinfectants soared.

Fund outperformed its benchmark

To compensate for the exclusion of some stocks within the MSCI EAFE Index, the Fund’s managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its index and to manage risk.

Among stocks the Fund held, overweight positions in Sartorius, Chugai Pharmaceutical and Fortescue Metals contributed most. French biopharmaceutical firm Sartorius provides vaccine research and testing for the development of COVID-19 treatments. Japan’s Chugai Pharmaceutical is working on an infusion to treat COVID-19 pneumonia. Australian iron ore producer Fortescue Metals benefited from record iron ore shipments.

Conversely, other holdings detracted. Chief among these were overweight investments in Renault and MTU Aero Engines and an underweight position in SoftBank. French automaker Renault saw sales decline amid global uncertainty. Germany’s MTU Aero Engines reported that operating profit declined. Despite reporting a record loss, SoftBank’s stock rose as the Japanese conglomerate announced plans to buy back shares.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

42	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Performance as of April 30, 2020

Social Choice International Equity Fund		Total return		Average annual total return		Annual operating expenses*
	Inception date	6 months	1 year	since inception		gross	net
Institutional Class	8/7/15	–13.75%	–10.04%	0.83%		0.58%	0.40%
Advisor Class	12/4/15	–13.79	–10.08	0.79	†	0.66	0.48
Premier Class	8/7/15	–13.81	–10.11	0.68		0.74	0.55
Retirement Class	8/7/15	–13.83	–10.20	0.59		0.83	0.65
Retail Class	8/7/15	–13.93	–10.30	0.49		0.92	0.74
MSCI EAFE® Index	—	–14.21	–11.34	0.22	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.
†	Performance is calculated from the inception date of the Institutional Class.

Holdings by country

% of portfolio investments as of 4/30/2020
Japan	25.3
United Kingdom	13.2
Switzerland	10.0
France	9.9
Germany	8.3
Australia	6.2
Hong Kong	4.1
Netherlands	3.0
Sweden	2.9
Spain	2.7
13 other nations	11.5
Short-term investments	2.9
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 4/30/2020
More than $50 billion	28.4
More than $15 billion–$50 billion	41.1
More than $2 billion–$15 billion	30.3
$2 billion or less	0.2
Total	100.0

Fund profile

as of 4/30/2020
Net assets	$398.76 million
Portfolio turnover rate*	7%
Number of holdings	418
Weighted median market capitalization	$30.26 billion
Price/earnings ratio (weighted 12-month trailing average)†	16.9
*	The portfolio turnover rate covers the six-month period from November 1, 2019–April 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	43

Summary portfolio of investments (unaudited)

Growth & Income Fund  ■  April 30, 2020

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$17,796,593	0.3%

BANKS
3,275,259		Bank of America Corp	78,769,979	1.3
1,137,896	n	Citigroup, Inc	55,256,230	0.9
1,076,019		JPMorgan Chase & Co	103,039,579	1.8
		Other	8,239,524	0.2
			245,305,312	4.2
CAPITAL GOODS
428,976		Dover Corp	40,173,602	0.7
481,253		Eaton Corp	40,184,626	0.7
428,467		Honeywell International, Inc	60,799,467	1.0
248,926		L3Harris Technologies, Inc	48,216,966	0.8
		Other	233,999,061	4.0
			423,373,722	7.2
COMMERCIAL & PROFESSIONAL SERVICES			43,887,149	0.7

CONSUMER DURABLES & APPAREL			67,762,376	1.1

CONSUMER SERVICES			39,287,342	0.7

DIVERSIFIED FINANCIALS
235,830	n	CME Group, Inc	42,027,264	0.7
1,135,528		Morgan Stanley	44,773,869	0.8
		Other	97,269,933	1.6
			184,071,066	3.1
ENERGY
861,576	n	Chevron Corp	79,264,992	1.4
		Other	55,074,297	0.9
			134,339,289	2.3
FOOD & STAPLES RETAILING
480,824		Walmart, Inc	58,444,157	1.0
		Other	22,076,580	0.4
			80,520,737	1.4
FOOD, BEVERAGE & TOBACCO
933,657		Coca-Cola Co	42,845,520	0.7
946,253		Mondelez International, Inc	48,675,254	0.8
490,010	n	PepsiCo, Inc	64,823,423	1.1
		Other	74,734,500	1.3
			231,078,697	3.9
HEALTH CARE EQUIPMENT & SERVICES
516,269		Baxter International, Inc	45,834,362	0.8
919,452	*,n	Boston Scientific Corp	34,461,061	0.6
341,841		Danaher Corp	55,877,330	0.9
322,669		HCA Healthcare, Inc	35,454,870	0.6
153,757	n	Humana, Inc	58,707,498	1.0
		Other	246,790,862	4.2
			477,125,983	8.1
HOUSEHOLD & PERSONAL PRODUCTS
852,216		Procter & Gamble Co	100,450,700	1.7
		Other	56,412,045	1.0
			156,862,745	2.7
Shares		Company	Value	% of net assets

INSURANCE			$119,970,940	2.0%
MATERIALS
363,446		Linde plc	66,870,429	1.1
		Other	130,104,681	2.2
			196,975,110	3.3
MEDIA & ENTERTAINMENT
140,749	*,n	Alphabet, Inc (Class C)	189,822,546	3.2
1,170,213		Comcast Corp (Class A)	44,035,115	0.7
590,403	*	Facebook, Inc	120,861,398	2.0
120,040	*,n	NetFlix, Inc	50,398,794	0.9
571,909	n	Walt Disney Co	61,851,959	1.0
		Other	47,914,404	0.9
			514,884,216	8.7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
818,785	n	AbbVie, Inc	67,304,127	1.1
559,022		Merck & Co, Inc	44,352,805	0.8
2,080,498		Pfizer, Inc	79,807,903	1.4
		Other	301,262,384	5.0
			492,727,219	8.3
REAL ESTATE
191,953		American Tower Corp	45,684,814	0.8
460,835		Prologis, Inc	41,120,307	0.7
		Other	17,052,145	0.3
			103,857,266	1.8
RETAILING
106,942	*,n	Amazon.com, Inc	264,574,508	4.5
483,552		Best Buy Co, Inc	37,102,945	0.6
381,962	n	Home Depot, Inc	83,966,707	1.4
		Other	83,356,219	1.4
			469,000,379	7.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
714,555	*	Advanced Micro Devices, Inc	37,435,537	0.6
1,442,306		Intel Corp	86,509,514	1.5
210,185		NVIDIA Corp	61,432,872	1.0
		Other	145,348,403	2.5
			330,726,326	5.6
SOFTWARE & SERVICES
281,000		Fidelity National Information Services, Inc	37,061,090	0.6
271,293	n	Mastercard, Inc (Class A)	74,597,436	1.3
1,980,356		Microsoft Corp	354,899,599	6.0
442,463	*	PayPal Holdings, Inc	54,422,949	0.9
394,774	*	salesforce.com, Inc	63,933,649	1.1
		Other	133,170,356	2.3
			718,085,079	12.2
TECHNOLOGY HARDWARE & EQUIPMENT
1,030,583		n Apple, Inc	302,785,285	5.1
1,031,865		Cisco Systems, Inc	43,730,439	0.7
359,831	*,n	Keysight Technologies, Inc	34,820,846	0.6
		Other	116,312,946	2.0
			497,649,516	8.4

44	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Growth & Income Fund ■ April 30, 2020

Shares	Company	Value	% of net assets

TELECOMMUNICATION SERVICES
1,456,065	AT&T, Inc	$44,366,300	0.7%
1,044,271	Verizon Communications, Inc	59,993,369	1.0
	Other	27,563,425	0.5
		131,923,094	2.2
TRANSPORTATION		55,398,038	0.9
UTILITIES
468,972	American Electric Power Co, Inc	38,976,263	0.7
899,166	FirstEnergy Corp	37,108,581	0.6
222,286	NextEra Energy, Inc	51,374,740	0.9
	Other	36,618,044	0.6
		164,077,628	2.8
	TOTAL COMMON STOCKS (Cost $4,002,466,835)	5,896,685,822	99.8

PURCHASED OPTIONS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		139,500	0.0
	TOTAL PURCHASED OPTIONS (Cost $900,611)	139,500	0.0
Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT			$23,566,992	0.4%

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
28,183,933	c	State Street Navigator Securities Lending Government Money Market Portfolio	28,183,933	0.5
			28,183,933	0.5
	TOTAL SHORT-TERM INVESTMENTS (Cost $51,751,639)		51,750,925	0.9
	TOTAL PORTFOLIO (Cost $4,055,119,085)		5,948,576,247	100.7
	OTHER ASSETS & LIABILITIES, NET		(42,389,619)	(0.7)
	NET ASSETS		$5,906,186,628	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/20, the aggregate value of securities on loan is $27,981,918. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

At 4/30/20, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $13,158,606 or 0.2% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Purchased options outstanding as of April 30, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Biogen, Inc, Call	300	$900,611	$390.00	09/18/20	$139,500

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	45

Summary portfolio of investments (unaudited)

Growth & Income Fund  ■  April 30, 2020

Written options outstanding as of April 30, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
AbbVie, Inc, Put	500	$(404,532)	$67.50	09/18/20	$(126,000)
Acuity Brands, Inc, Put	375	(818,776)	85.00	12/18/20	(440,625)
Alliance Data Systems Corp, Put	890	(1,490,095)	60.00	09/18/20	(1,352,800)
Alphabet, Inc, Call	27	(91,986)	1,700.00	09/18/20	(20,115)
Alphabet, Inc, Put	30	(134,516)	1,340.00	09/18/20	(309,000)
Amazon.com, Inc, Call	130	(1,439,763)	2,600.00	06/19/20	(1,232,400)
Amazon.com, Inc, Put	130	(863,281)	2,100.00	06/19/20	(342,030)
Anthem, Inc, Call	160	(473,871)	260.00	09/18/20	(655,200)
Anthem, Inc, Put	160	(331,951)	230.00	09/18/20	(184,000)
Apple, Inc, Call	230	(394,175)	300.00	09/18/20	(471,500)
Apple, Inc, Call	137	(150,417)	320.00	09/18/20	(170,702)
Apple, Inc, Call	59	(91,682)	370.00	01/15/21	(41,300)
Apple, Inc, Put	81	(185,888)	220.00	05/15/20	(2,106)
Apple, Inc, Put	230	(498,452)	205.00	06/19/20	(18,630)
Apple, Inc, Put	230	(201,007)	250.00	06/19/20	(78,200)
Apple, Inc, Put	137	(333,308)	225.00	09/18/20	(67,130)
Apple, Inc, Put	230	(213,314)	235.00	09/18/20	(150,650)
Apple, Inc, Put	471	(453,115)	265.00	01/15/21	(1,005,585)
Arista Networks, Inc, Put	160	(362,148)	165.00	01/15/21	(202,400)
Aspen Technology, Inc, Put	186	(181,272)	90.00	12/18/20	(143,220)
Aspen Technology, Inc, Put	186	(225,935)	95.00	12/18/20	(176,700)
Avantor, Inc, Call	1,000	(38,960)	20.00	06/19/20	(38,960)
Biogen, Inc, Call	300	(569,377)	420.00	09/18/20	(75,000)
Biogen, Inc, Put	300	(434,379)	280.00	09/18/20	(534,000)
Biohaven Pharmaceutical Holding Co Ltd, Put	640	(509,212)	40.00	07/17/20	(169,600)
Boeing Co, Put	67	(62,842)	265.00	08/21/20	(844,535)
Boeing Co, Put	60	(429,567)	200.00	12/18/20	(429,310)
Boston Scientific Corp, Put	500	(241,475)	28.00	01/15/21	(68,500)
Carlisle Cos, Inc, Put	260	(26,769)	130.00	06/19/20	(283,400)
Chevron Corp, Call	222	(62,754)	97.50	06/19/20	(58,608)
Chevron Corp, Call	111	(65,012)	100.00	09/18/20	(55,500)
Chevron Corp, Call	111	(44,589)	105.00	09/18/20	(37,740)
Children’s Place, Inc, Call	1,230	(342,266)	26.00	05/08/20	(522,750)
Children’s Place, Inc, Call	550	(229,874)	90.00	09/18/20	(19,250)
Children’s Place, Inc, Put	1,230	(220,462)	20.00	05/22/20	(553,500)
Children’s Place, Inc, Put	550	(486,993)	50.00	09/18/20	(1,248,500)
Children’s Place, Inc, Put	450	(726,433)	35.00	01/15/21	(567,000)
Chipotle Mexican Grill, Inc, Call	44	(130,016)	1,020.00	09/18/20	(200,200)
Chipotle Mexican Grill, Inc, Put	44	(60,805)	760.00	06/19/20	(62,480)
Citigroup, Inc, Call	600	(78,425)	55.00	06/19/20	(81,000)
CME Group, Inc, Call	200	(130,301)	190.00	09/18/20	(180,000)
CME Group, Inc, Put	150	(438,364)	165.00	09/18/20	(179,250)
Corteva, Inc, Call	1,094	(209,946)	29.00	09/18/20	(205,125)
Costco Wholesale Corp, Call	200	(267,187)	340.00	01/15/21	(254,000)
Costco Wholesale Corp, Put	400	(307,186)	260.00	06/19/20	(106,400)
Cree, Inc, Put	540	(160,895)	35.00	06/19/20	(57,780)
Darden Restaurants, Inc, Call	1,484	(893,187)	80.00	10/16/20	(1,706,600)
Deckers Outdoor Corp, Put	300	(441,579)	140.00	09/18/20	(463,500)
DexCom, Inc, Put	320	(1,039,325)	195.00	09/18/20	(156,800)
FedEx Corp, Put	314	(482,725)	155.00	01/15/21	(1,114,700)
FMC Corp, Call	320	(22,825)	100.00	05/15/20	(28,800)
Guidewire Software, Inc, Put	372	(390,529)	85.00	10/16/20	(251,100)
Guidewire Software, Inc, Put	400	(385,176)	80.00	12/18/20	(254,000)
Hartford Financial Services Group, Inc, Call	600	(57,575)	50.00	06/19/20	(26,100)
Hartford Financial Services Group, Inc, Put	600	(96,175)	35.00	06/19/20	(108,600)
Hasbro, Inc, Put	210	(81,197)	80.00	07/17/20	(241,500)
Hasbro, Inc, Put	215	(240,141)	72.50	10/16/20	(209,625)
Hess Corp, Put	742	(578,295)	37.50	11/20/20	(332,045)
Home Depot, Inc, Call	80	(73,435)	240.00	09/18/20	(78,400)
Home Depot, Inc, Call	160	(410,812)	215.00	11/20/20	(398,400)
Home Depot, Inc, Put	160	(160,512)	195.00	08/21/20	(135,200)
Humana, Inc, Call	160	(192,802)	400.00	08/21/20	(478,400)
Jazz Pharmaceuticals plc, Put	275	(288,045)	105.00	11/20/20	(335,500)
Keysight Technologies, Inc, Put	484	(359,818)	70.00	11/20/20	(128,260)
Kirby Corp, Put	450	(204,278)	40.00	09/18/20	(102,375)
Kirby Corp, Put	450	(359,075)	60.00	09/18/20	(490,500)
Lululemon Athletica, Inc, Call	113	(37,850)	240.00	06/19/20	(118,650)

46	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Growth & Income Fund  ■  April 30, 2020

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Lululemon Athletica, Inc, Call	372	$(190,817)	$240.00	09/18/20	$(751,440)
Lululemon Athletica, Inc, Call	375	(913,345)	250.00	12/18/20	(855,938)
Lululemon Athletica, Inc, Put	188	(312,688)	180.00	12/18/20	(310,200)
Lululemon Athletica, Inc, Put	187	(339,583)	185.00	12/18/20	(338,003)
M&T Bank Corp, Put	320	(700,132)	120.00	10/16/20	(579,200)
Mastercard, Inc, Call	120	(82,554)	335.00	10/16/20	(78,000)
Mastercard, Inc, Put	120	(226,670)	260.00	10/16/20	(258,840)
Monolithic Power Systems, Inc, Put	112	(142,456)	120.00	06/19/20	(31,360)
Motorola Solutions, Inc, Put	320	(416,394)	120.00	07/17/20	(89,760)
Motorola Solutions, Inc, Put	480	(304,314)	150.00	07/17/20	(633,600)
Nektar Therapeutics, Put	2,022	(534,426)	18.00	08/21/20	(493,368)
NetFlix, Inc, Call	160	(349,159)	470.00	05/01/20	(1,600)
NetFlix, Inc, Call	160	(330,738)	500.00	09/18/20	(330,738)
NetFlix, Inc, Put	160	(66,562)	355.00	05/01/20	(480)
Northrop Grumman Corp, Call	200	(186,536)	400.00	08/21/20	(33,500)
Northrop Grumman Corp, Put	100	(320,289)	280.00	08/21/20	(99,500)
Northrop Grumman Corp, Put	100	(143,670)	280.00	11/20/20	(149,500)
PepsiCo, Inc, Put	320	(299,501)	110.00	07/17/20	(48,000)
PVH Corp, Put	240	(161,747)	75.00	01/15/21	(702,000)
QUALCOMM, Inc, Put	445	(332,924)	65.00	07/17/20	(75,650)
Roku, Inc, Put	320	(509,752)	60.00	10/16/20	(83,200)
Roku, Inc, Put	320	(633,894)	95.00	10/16/20	(339,200)
Slack Technologies, Inc, Put	135	(24,613)	20.00	07/17/20	(11,475)
Slack Technologies, Inc, Put	405	(160,253)	22.00	07/17/20	(58,725)
Snap, Inc, Put	1,784	(269,434)	12.00	07/17/20	(42,816)
Strategic Education, Inc, Put	160	(294,432)	135.00	08/21/20	(136,800)
Synopsys, Inc, Put	320	(38,723)	125.00	06/19/20	(28,800)
Teradata Corp, Put	1,665	(493,488)	25.00	12/18/20	(657,675)
Tesla, Inc, Put	50	(539,136)	470.00	06/19/20	(35,700)
Universal Display Corp, Put	200	(441,854)	130.00	12/18/20	(350,000)
Universal Health Services, Inc, Put	332	(681,236)	115.00	12/18/20	(722,100)
VF Corp, Put	500	(87,479)	70.00	08/21/20	(720,000)
Walt Disney Co, Put	300	(553,443)	115.00	09/18/20	(420,000)
World Wrestling Entertainment, Inc, Put	1,000	(505,700)	30.00	10/16/20	(170,000)
World Wrestling Entertainment, Inc, Put	800	(464,759)	40.00	01/15/21	(492,000)
Wynn Resorts Ltd, Put	225	(350,106)	90.00	09/18/20	(378,900)
Wynn Resorts Ltd, Put	225	(572,815)	85.00	12/18/20	(408,600)
Wynn Resorts Ltd, Put	900	(2,345,322)	85.00	01/15/21	(1,705,500)
Xilinx, Inc, Put	320	(212,783)	77.50	01/15/21	(238,400)
Zendesk, Inc, Put	520	(292,026)	55.00	10/16/20	(159,900)
Zimmer Biomet Holdings, Inc, Call	250	(100,273)	125.00	06/19/20	(135,000)
Zscaler, Inc, Put	600	(201,914)	42.50	08/21/20	(75,000)
Total	41,633	$(38,536,869)			$(34,412,204)

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	47

Summary portfolio of investments (unaudited)

Large-Cap Growth Fund  ■  April 30, 2020

Shares		Company	Value	% of net assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS
159,399	*	Tesla, Inc	$124,630,890	2.1%
			124,630,890	2.1
CAPITAL GOODS
861,637		Raytheon Technologies Corp	55,842,694	1.0
		Other	14,597,427	0.2
			70,440,121	1.2
CONSUMER DURABLES & APPAREL
1,120,115		Nike, Inc (Class B)	97,651,626	1.6
		Other	33,802,244	0.6
			131,453,870	2.2
CONSUMER SERVICES
582,600		Starbucks Corp	44,702,898	0.7
		Other	74,605,988	1.3
			119,308,886	2.0
DIVERSIFIED FINANCIALS
368,051		S&P Global, Inc	107,794,777	1.8
		Other	94,585,203	1.7
			202,379,980	3.5
FOOD & STAPLES RETAILING
737,295		Walmart, Inc	89,618,207	1.5
			89,618,207	1.5
HEALTH CARE EQUIPMENT & SERVICES
1,015,981	*	Alcon, Inc	53,653,957	0.9
729,765		Baxter International, Inc	64,788,537	1.1
1,529,673	*	Boston Scientific Corp	57,332,144	1.0
		Other	17,338,245	0.3
			193,112,883	3.3
MATERIALS
108,739		Sherwin-Williams Co	58,324,337	1.0
		Other	31,334,417	0.5
			89,658,754	1.5
MEDIA & ENTERTAINMENT
112,342	*	Alphabet, Inc (Class A)	151,290,972	2.6
95,547	*	Alphabet, Inc (Class C)	128,860,417	2.2
1,485,246	*	Facebook, Inc	304,044,709	5.2
197,482	*	IAC/InterActiveCorp	44,133,277	0.8
224,646	*	NetFlix, Inc	94,317,623	1.6
1,466,703		Tencent Holdings Ltd	77,103,744	1.3
874,916		Walt Disney Co	94,622,165	1.6
		Other	38,129,831	0.6
			932,502,738	15.9
Shares		Company	Value	% of net assets
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
675,345		AbbVie, Inc	$55,513,359	1.0%
1,625,371		AstraZeneca plc	170,000,802	2.9
491,126		Eli Lilly & Co	75,947,725	1.3
1,458,042		GlaxoSmithKline plc (ADR)	61,339,827	1.1
222,266	*	Illumina, Inc	70,909,522	1.2
337,105	*	IQVIA Holdings, Inc	48,067,802	0.8
680,874		Novo Nordisk AS	43,432,957	0.7
1,201,675		Pfizer, Inc	46,096,253	0.8
173,669	*	Regeneron Pharmaceuticals, Inc	91,329,054	1.6
407,430	*	Vertex Pharmaceuticals, Inc	102,346,416	1.7
372,950		Zoetis, Inc	48,226,164	0.8
		Other	172,352,156	2.9
			985,562,037	16.8
RETAILING
193,464	*	Amazon.com, Inc	478,629,936	8.2
234,661		Home Depot, Inc	51,585,528	0.9
94,532		Kering	48,088,857	0.8
579,745		Lowe’s Companies, Inc	60,728,289	1.0
1,111,668		TJX Companies, Inc	54,527,315	0.9
		Other	40,456,882	0.7
			734,016,807	12.5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
907,263		Applied Materials, Inc	45,072,826	0.8
1,002,996		Intel Corp	60,159,700	1.0
284,253		Lam Research Corp	72,564,106	1.2
436,831		NVIDIA Corp	127,676,964	2.2
876,267		Texas Instruments, Inc	101,708,311	1.7
		Other	114,221,564	2.0
			521,403,471	8.9
SOFTWARE & SERVICES
354,256	*	Adobe, Inc	125,279,092	2.1
60,533	*,g	Adyen NV	59,781,158	1.0
539,413	*	Akamai Technologies, Inc	52,706,044	0.9
369,475		Intuit, Inc	99,688,050	1.7
433,866		Mastercard, Inc (Class A)	119,300,134	2.0
2,197,714		Microsoft Corp	393,852,326	6.7
775,804	*	PayPal Holdings, Inc	95,423,892	1.6
1,098,990	*	salesforce.com, Inc	177,981,430	3.0
713,768		Visa, Inc (Class A)	127,564,617	2.2
		Other	82,299,822	1.5
			1,333,876,565	22.7
TECHNOLOGY HARDWARE & EQUIPMENT
641,148	n	Apple, Inc	188,369,282	3.2
591,478	*	Keysight Technologies, Inc	57,237,326	1.0
		Other	30,590,688	0.5
			276,197,296	4.7
TRANSPORTATION
1,619,205	*	Uber Technologies, Inc	49,013,336	0.8
		Other	35,331,399	0.6
			84,344,735	1.4
		TOTAL COMMON STOCKS (Cost $3,747,688,299)	5,888,507,240	100.2

48	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Growth Fund  ■  April 30, 2020

Shares	Company	Value	% of net assets
PURCHASED OPTIONS

TECHNOLOGY HARDWARE & EQUIPMENT		$778,680	0.0%
	TOTAL PURCHASED OPTIONS (Cost $634,877)	778,680	0.0

Principal	Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		17,988,946	0.3
REPURCHASE AGREEMENT		12,530,000	0.2
TREASURY DEBT		21,189,112	0.4
	TOTAL SHORT-TERM INVESTMENTS (Cost $51,708,393)	51,708,058	0.9
	TOTAL PORTFOLIO (Cost $3,800,031,569)	5,940,993,978	101.1
	OTHER ASSETS & LIABILITIES, NET	(62,092,621)	(1.1)
	NET ASSETS	$5,878,901,357	100.0%

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/20, the aggregate value of these securities, including those in “Other,” is $103,102,550 or 1.8% of net assets.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Purchased options outstanding as of April 30, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Apple, Inc, Call	206	$634,877	$280.00	12/18/20	$778,680

Written options outstanding as of April 30, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Apple, Inc, Call	206	$(242,152)	$330.00	12/18/20	$(314,150)
Apple, Inc, Put	206	(439,421)	250.00	12/18/20	(307,146)
Total	412	$(681,573)			$(621,296)

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	49

Summary portfolio of investments (unaudited)

Large-Cap Value Fund  ■  April 30, 2020

Shares		Company	Value	% of net assets
COMMON STOCKS

BANKS
6,265,000		Bank of America Corp	$150,673,250	3.3%
2,500,000		Citigroup, Inc	121,400,000	2.7
1,980,000		JPMorgan Chase & Co	189,604,800	4.1
1,225,000		US Bancorp	44,712,500	1.0
1,500,000		Wells Fargo & Co	43,575,000	1.0
		Other	41,601,300	0.9
			591,566,850	13.0
CAPITAL GOODS
455,186		Deere & Co	66,029,281	1.4
474,977		Dover Corp	44,481,596	1.0
550,000		Honeywell International, Inc	78,045,000	1.7
1,200,000		Masco Corp	49,248,000	1.1
325,000		Parker-Hannifin Corp	51,389,000	1.1
534,349		Trane Technologies plc	46,712,790	1.0
		Other	137,249,354	3.1
			473,155,021	10.4
CONSUMER DURABLES & APPAREL
15,835	*	NVR, Inc	49,088,500	1.1
			49,088,500	1.1
CONSUMER SERVICES			27,656,700	0.6
DIVERSIFIED FINANCIALS
530,000		American Express Co	48,362,500	1.0
390,000		Goldman Sachs Group, Inc	71,533,800	1.6
		Other	27,612,200	0.6
			147,508,500	3.2
ENERGY
1,105,000		Chevron Corp	101,660,000	2.2
705,000		Valero Energy Corp	44,661,750	1.0
		Other	70,034,500	1.5
			216,356,250	4.7
FOOD & STAPLES RETAILING
695,000		Walmart, Inc	84,477,250	1.8
			84,477,250	1.8
FOOD, BEVERAGE & TOBACCO
1,050,000		Mondelez International, Inc	54,012,000	1.2
725,000		Philip Morris International, Inc	54,085,000	1.2
		Other	21,166,400	0.4
			129,263,400	2.8
HEALTH CARE EQUIPMENT & SERVICES
212,756		Anthem, Inc	59,726,992	1.3
306,766		Cigna Corp	60,058,647	1.3
841,106		CVS Health Corp	51,770,074	1.1
550,000		Medtronic plc	53,696,500	1.2
148,438		UnitedHealth Group, Inc	43,413,662	0.9
520,000		Zimmer Biomet Holdings, Inc	62,244,000	1.4
		Other	31,532,813	0.7
			362,442,688	7.9
Shares		Company	Value	% of net assets
HOUSEHOLD & PERSONAL PRODUCTS
1,045,000		Procter & Gamble Co	$123,174,150	2.7%
			123,174,150	2.7
INSURANCE
1,700,000		American International Group, Inc	43,231,000	1.0
500,000	*	Berkshire Hathaway, Inc (Class B)	93,680,000	2.1
600,000		Chubb Ltd	64,806,000	1.4
		Other	92,131,606	2.0
			293,848,606	6.5
MATERIALS
760,000	*	Crown Holdings, Inc	48,951,600	1.1
		Other	106,238,800	2.3
			155,190,400	3.4
MEDIA & ENTERTAINMENT
2,525,000		Comcast Corp (Class A)	95,015,750	2.1
950,000		Walt Disney Co	102,742,500	2.3
		Other	33,716,500	0.7
			231,474,750	5.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
890,582		Bristol-Myers Squibb Co	54,156,291	1.2
1,180,000		Johnson & Johnson	177,047,200	3.9
625,000		Merck & Co, Inc	49,587,500	1.1
3,250,000		Pfizer, Inc	124,670,000	2.7
		Other	77,385,450	1.7
			482,846,441	10.6
REAL ESTATE
504,663		Prologis, Inc	45,031,080	1.0
		Other	41,672,362	0.9
			86,703,442	1.9
RETAILING
430,000		Home Depot, Inc	94,526,900	2.1
			94,526,900	2.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,078,594		Applied Materials, Inc	53,584,550	1.2
1,885,000		Intel Corp	113,062,300	2.5
915,321	*	Micron Technology, Inc	43,834,723	0.9
		Other	84,159,492	1.8
			294,641,065	6.4
SOFTWARE & SERVICES
320,000		Accenture plc	59,260,800	1.3
430,000		Microsoft Corp	77,060,300	1.7
		Other	21,382,771	0.5
			157,703,871	3.5
TECHNOLOGY HARDWARE & EQUIPMENT
705,000	e	TE Connectivity Ltd	51,789,300	1.1
		Other	45,591,000	1.0
			97,380,300	2.1

50	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Value Fund  ■  April 30, 2020

Shares	Company	Value	% of net assets
TELECOMMUNICATION SERVICES
1,700,000	AT&T, Inc	$51,799,000	1.1%
1,825,000	Verizon Communications, Inc	104,846,250	2.3
		156,645,250	3.4
TRANSPORTATION
400,023	Union Pacific Corp	63,919,675	1.4
	Other	21,299,502	0.5
		85,219,177	1.9
UTILITIES
630,000	American Electric Power Co, Inc	52,359,300	1.2
460,000	Entergy Corp	43,934,600	1.0
1,350,000	FirstEnergy Corp	55,714,500	1.2
	Other	38,134,800	0.8
		190,143,200	4.2

	TOTAL COMMON STOCKS (Cost $4,228,123,753)	4,531,012,711	99.3

Principal	Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		8,379,574	0.2
TREASURY DEBT		2,999,944	0.0
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
64,060	c	State Street Navigator Securities Lending Government Money Market Portfolio	$64,060	0.0%
			64,060	0.0
		TOTAL SHORT-TERM INVESTMENTS (Cost $11,443,741)	11,443,578	0.2
		TOTAL PORTFOLIO (Cost $4,239,567,494)	4,542,456,289	99.5
		OTHER ASSETS & LIABILITIES, NET	22,792,671	0.5
		NET ASSETS	$4,565,248,960	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $58,474. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	51

Summary portfolio of investments (unaudited)

Mid-Cap Growth Fund  ■  April 30, 2020

Shares		Company	Value	% of net assets
COMMON STOCKS

CAPITAL GOODS
194,252		Ametek, Inc	$16,291,915	1.4%
104,145		L3Harris Technologies, Inc	20,172,886	1.8
93,899		Stanley Black & Decker, Inc	10,347,670	0.9
150,221		Trane Technologies plc	13,132,320	1.1
36,697		TransDigm Group, Inc	13,323,947	1.2
37,580		W.W. Grainger, Inc	10,356,296	0.9
		Other	6,122,922	0.5
			89,747,956	7.8
COMMERCIAL & PROFESSIONAL SERVICES
68,068		Cintas Corp	15,099,524	1.3
905,847	*	Clarivate Analytics plc	20,816,364	1.8
275,000		Waste Connections, Inc	23,625,250	2.1
		Other	27,413,357	2.4
			86,954,495	7.6
CONSUMER DURABLES & APPAREL
117,941	*	Lululemon Athletica, Inc	26,357,455	2.3
		Other	29,652,484	2.6
			56,009,939	4.9
CONSUMER SERVICES
24,582	*	Chipotle Mexican Grill, Inc (Class A)	21,596,516	1.9
112,665		Wynn Resorts Ltd	9,636,238	0.8
		Other	27,852,825	2.4
			59,085,579	5.1
DIVERSIFIED FINANCIALS
225,332		Voya Financial, Inc	10,178,246	0.9
		Other	18,587,248	1.6
			28,765,494	2.5
FOOD, BEVERAGE & TOBACCO			32,170,513	2.8
HEALTH CARE EQUIPMENT & SERVICES
84,507	*	Align Technology, Inc	18,156,329	1.6
309,831	*	Centene Corp	20,628,548	1.8
77,077	*	DexCom, Inc	25,836,211	2.2
52,996	*	Insulet Corp	10,584,361	0.9
103,288	*	Molina Healthcare, Inc	16,936,133	1.5
50,123		Teleflex, Inc	16,811,254	1.5
		Other	7,226,467	0.6
			116,179,303	10.1
HOUSEHOLD & PERSONAL PRODUCTS
353,824		Reynolds Consumer Products Inc	11,474,512	1.0
		Other	15,329,012	1.3
			26,803,524	2.3
INSURANCE			2,808,519	0.2
MATERIALS
281,664		Ball Corp	18,474,342	1.6
			18,474,342	1.6
Shares		Company	Value	% of net assets
MEDIA & ENTERTAINMENT
183,060	*	GCI Liberty, Inc	$11,135,540	1.0%
68,043	*	IAC/InterActiveCorp	15,206,249	1.3
657,219	*	Twitter, Inc	18,849,041	1.7
		Other	16,823,899	1.4
			62,014,729	5.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
154,916	*	BioMarin Pharmaceutical, Inc	14,255,370	1.2
182,604	*	Exact Sciences Corp	14,422,064	1.3
		Other	33,338,562	2.9
			62,015,996	5.4
REAL ESTATE
63,000	n	SBA Communications Corp	18,264,960	1.6
		Other	7,810,361	0.7
			26,075,321	2.3
RETAILING
21,601	*	AutoZone, Inc	22,039,932	1.9
65,721	*	Burlington Stores, Inc	12,006,570	1.0
135,199	*	CarMax, Inc	9,957,406	0.9
187,776	*	Dollar Tree, Inc	14,960,114	1.3
140,831	e	Expedia Group Inc	9,996,184	0.9
110,080	*	Five Below, Inc	9,924,813	0.9
220,637	*	GrubHub, Inc	10,544,242	0.9
		Other	24,897,184	2.2
			114,326,445	10.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
582,108	*,n	Advanced Micro Devices, Inc	30,496,638	2.7
93,370		Lam Research Corp	23,835,494	2.1
48,180		Monolithic Power Systems, Inc	9,631,664	0.8
		Other	30,072,290	2.6
			94,036,086	8.2
SOFTWARE & SERVICES
14,098	*,g	Adyen NV	13,922,898	1.2
240,869	*	Anaplan, Inc	9,841,907	0.9
66,038	*	EPAM Systems, Inc	14,587,134	1.3
191,654	*	Fiserv, Inc	19,751,861	1.7
140,831		Global Payments, Inc	23,380,763	2.0
75,124	*	HubSpot, Inc	12,668,160	1.1
87,324	*	Okta, Inc	13,212,121	1.1
122,054	*	Proofpoint, Inc	14,857,633	1.3
80,000	*,e	RingCentral, Inc	18,282,400	1.6
150,221	*	Synopsys, Inc	23,602,724	2.1
		Other	45,030,601	3.9
			209,138,202	18.2
TECHNOLOGY HARDWARE & EQUIPMENT
225,332		Amphenol Corp (Class A)	19,887,802	1.7
110,000		Motorola Solutions, Inc	15,819,100	1.4
		Other	18,953,009	1.7
			54,659,911	4.8
TRANSPORTATION			9,367,206	0.8
	TOTAL COMMON STOCKS (Cost $1,037,476,342)		1,148,633,560	100.0

52	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Mid-Cap Growth Fund ■ April 30, 2020

Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT			$3,583,000	0.3%

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
38,178,389	c	State Street Navigator Securities Lending Government Money Market Portfolio	38,178,389	3.3
			38,178,389	3.3
	TOTAL SHORT-TERM INVESTMENTS (Cost $41,761,389)		41,761,389	3.6
	TOTAL PORTFOLIO (Cost $1,079,237,731)		1,190,394,949	103.6
	OTHER ASSETS & LIABILITIES, NET		(41,287,298)	(3.6)
	NET ASSETS		$1,149,107,651	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $36,751,701. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/20, the aggregate value of these securities, including those in “Other,” is $13,922,898 or 1.2% of net assets.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Written options outstanding as of April 30, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Advanced Micro Devices, Inc, Call	1,700	$(902,751)	$41.00	07/17/20	$(2,163,250)

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	53

Summary portfolio of investments (unaudited)

Mid-Cap Value Fund  ■  April 30, 2020

Shares		Company	Value	% of net assets
COMMON STOCKS

BANKS			$67,818,712	3.4%
CAPITAL GOODS
270,386		Eaton Corp	22,577,231	1.1
197,975		L3Harris Technologies, Inc	38,347,757	1.9
		Other	50,719,116	2.6
			111,644,104	5.6
CONSUMER DURABLES & APPAREL
431,211		Brunswick Corp	20,577,389	1.1
1,612,633		Newell Brands Inc	22,383,346	1.1
		Other	10,417,129	0.5
			53,377,864	2.7
CONSUMER SERVICES			47,982,861	2.4
DIVERSIFIED FINANCIALS
2,234,320		AGNC Investment Corp	27,750,254	1.4
226,308		Ameriprise Financial, Inc	26,011,842	1.3
552,791		Bank of New York Mellon Corp	20,751,774	1.1
1,559,194		Starwood Property Trust, Inc	20,175,970	1.0
535,944		Voya Financial, Inc	24,208,591	1.2
		Other	51,671,515	2.6
			170,569,946	8.6
FOOD, BEVERAGE & TOBACCO
379,603		Kellogg Co	24,863,996	1.3
415,671	*	Monster Beverage Corp	25,692,625	1.3
501,641		Tyson Foods, Inc (Class A)	31,197,054	1.6
		Other	18,765,564	0.9
			100,519,239	5.1
HEALTH CARE EQUIPMENT & SERVICES
661,761	*	Centene Corp	44,060,047	2.2
202,696		McKesson Corp	28,630,810	1.5
143,848	*	Molina Healthcare, Inc	23,586,757	1.2
353,695		Zimmer Biomet Holdings, Inc	42,337,292	2.1
		Other	19,830,782	1.0
			158,445,688	8.0
HOUSEHOLD & PERSONAL PRODUCTS			28,526,959	1.4
INSURANCE
688,375		Hartford Financial Services Group, Inc	26,151,366	1.3
245,217		Willis Towers Watson plc	43,719,739	2.2
		Other	39,538,273	2.0
			109,409,378	5.5
MATERIALS
528,339	*	Berry Global Group, Inc	21,022,609	1.1
1,060,781		CF Industries Holdings, Inc	29,171,477	1.5
280,246		International Flavors & Fragrances, Inc	36,720,633	1.8
747,966		Newmont Goldcorp Corp	44,489,018	2.2
			131,403,737	6.6
MEDIA & ENTERTAINMENT
1,384,059		Altice USA, Inc	35,944,012	1.8
1,974,400	*	Conyers Park II Acquisition Corp	21,629,552	1.1
			57,573,564	2.9
Shares		Company	Value	% of net assets
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
258,581	*	United Therapeutics Corp	$28,330,135	1.4%
		Other	33,824,832	1.7
			62,154,967	3.1
REAL ESTATE
147,038		AvalonBay Communities, Inc	23,959,842	1.2
132,108		Essex Property Trust, Inc	32,247,563	1.6
811,551		MGM Growth Properties LLC	20,426,739	1.0
477,844		QTS Realty Trust, Inc	29,879,585	1.5
607,479		Rexford Industrial Realty, Inc	24,736,545	1.2
168,641		Sun Communities, Inc	22,665,350	1.1
465,060		Welltower, Inc	23,825,024	1.2
		Other	66,740,631	3.5
			244,481,279	12.3
RETAILING			15,117,001	0.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
515,693	*,e	Cree, Inc	22,241,839	1.1
219,566		NXP Semiconductors NV	21,862,187	1.1
		Other	34,678,030	1.8
			78,782,056	4.0
SOFTWARE & SERVICES			45,007,969	2.3
TECHNOLOGY HARDWARE & EQUIPMENT
498,825	*	Ciena Corp	23,070,656	1.1
192,424		Motorola Solutions, Inc	27,672,496	1.4
609,226		Western Digital Corp	28,073,134	1.4
		Other	17,508,153	0.9
			96,324,439	4.8
TRANSPORTATION
234,173		Kansas City Southern	30,571,285	1.6
			30,571,285	1.6
UTILITIES
697,077		Alliant Energy Corp	33,843,088	1.7
247,602		American Electric Power Co, Inc	20,578,202	1.0
340,435		Atmos Energy Corp	34,714,157	1.7
358,250		Entergy Corp	34,216,458	1.7
1,341,814		Equitable Holdings, Inc	24,582,033	1.2
578,783		Evergy, Inc	33,818,291	1.7
675,638		Exelon Corp	25,052,657	1.3
933,624		FirstEnergy Corp	38,530,662	1.9
1,514,426		PPL Corp	38,496,709	1.9
266,035		Sempra Energy	32,948,435	1.7
1,637,922		Vistra Energy Corp	32,004,996	1.6
		Other	20,167,675	1.0
			368,953,363	18.4
	TOTAL COMMON STOCKS (Cost $2,259,354,929)		1,978,664,411	99.5

Principal		Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT			4,269,836	0.2

54	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Mid-Cap Value Fund  ■  April 30, 2020

Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
20,425,276	c	State Street Navigator Securities Lending Government Money Market Portfolio	$20,425,276	1.0%
			20,425,276	1.0
		TOTAL SHORT-TERM INVESTMENTS (Cost $24,695,117)	24,695,112	1.2
		TOTAL PORTFOLIO (Cost $2,284,050,046)	2,003,359,523	100.7
		OTHER ASSETS & LIABILITIES, NET	(14,866,541)	(0.7)
		NET ASSETS	$1,988,492,982	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $27,123,404. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	55

Summary portfolio of investments (unaudited)

Quant Large-Cap Growth Fund  ■  April 30, 2020

Shares		Company	Value	% of net assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS
27,760	*	Tesla, Inc	$21,704,989	0.7%
			21,704,989	0.7
CAPITAL GOODS
200,558		Ametek, Inc	16,820,799	0.6
67,278		Lockheed Martin Corp	26,175,179	0.9
		Other	80,737,171	2.6
			123,733,149	4.1
COMMERCIAL & PROFESSIONAL SERVICES
200,416		TransUnion	15,790,777	0.5
		Other	21,556,655	0.7
			37,347,432	1.2
CONSUMER DURABLES & APPAREL			20,861,178	0.7
CONSUMER SERVICES
303,015		Starbucks Corp	23,250,341	0.8
		Other	17,383,706	0.6
			40,634,047	1.4
DIVERSIFIED FINANCIALS
197,713		Intercontinental Exchange Group, Inc	17,685,428	0.6
240,000		iShares Russell 1000 Growth Index Fund	41,467,200	1.4
		Other	35,147,243	1.2
			94,299,871	3.2
ENERGY			518,448	0.0
FOOD & STAPLES RETAILING
106,807		Costco Wholesale Corp	32,362,521	1.1
			32,362,521	1.1
FOOD, BEVERAGE & TOBACCO
453,584		Altria Group, Inc	17,803,172	0.6
778,326		Coca-Cola Co	35,717,380	1.2
221,009		PepsiCo, Inc	29,237,281	1.0
		Other	6,828,213	0.2
			89,586,046	3.0
HEALTH CARE EQUIPMENT & SERVICES
653,312	*	Boston Scientific Corp	24,486,134	0.8
91,645		Danaher Corp	14,980,292	0.5
77,338	*	Edwards Lifesciences Corp	16,821,015	0.6
235,218		UnitedHealth Group, Inc	68,794,209	2.3
		Other	75,274,679	2.5
			200,356,329	6.7
HOUSEHOLD & PERSONAL PRODUCTS
140,022		Procter & Gamble Co	16,504,393	0.6
		Other	7,015,275	0.2
			23,519,668	0.8
INSURANCE
188,249		Marsh & McLennan Cos, Inc	18,322,275	0.6
		Other	27,868,107	0.9
			46,190,382	1.5
MATERIALS			20,762,113	0.7
Shares		Company	Value	% of net assets
MEDIA & ENTERTAINMENT
66,988	*	Alphabet, Inc (Class A)	$90,212,739	3.0%
48,351	*	Alphabet, Inc (Class C)	65,209,060	2.2
505,907	*	Facebook, Inc	103,564,222	3.5
67,256	*	NetFlix, Inc	28,237,432	1.0
		Other	50,689,714	1.6
			337,913,167	11.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
60,728		Amgen, Inc	14,527,352	0.5
360,283		Bristol-Myers Squibb Co	21,908,809	0.7
196,906	e	Gilead Sciences, Inc	16,540,104	0.6
103,880	*	IQVIA Holdings, Inc	14,812,249	0.5
170,921		Johnson & Johnson	25,644,987	0.9
642,233		Merck & Co, Inc	50,954,766	1.7
142,199		Zoetis, Inc	18,387,753	0.6
		Other	90,216,818	3.0
			252,992,838	8.5
REAL ESTATE
75,589		American Tower Corp	17,990,182	0.6
		Other	58,928,366	2.0
			76,918,548	2.6
RETAILING
88,658	*	Amazon.com, Inc	219,339,892	7.3
124,891		Dollar General Corp	21,893,392	0.7
134,305		Home Depot, Inc	29,524,268	1.0
288,020		Lowe’s Companies, Inc	30,170,095	1.0
464,740		TJX Companies, Inc	22,795,497	0.8
		Other	13,512,995	0.5
			337,236,139	11.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
53,741		Broadcom, Inc	14,597,130	0.5
124,335		NVIDIA Corp	36,340,634	1.2
352,509		QUALCOMM, Inc	27,731,883	0.9
		Other	42,503,428	1.4
			121,173,075	4.0
SOFTWARE & SERVICES
79,440	*	Adobe, Inc	28,093,162	0.9
112,307	*	Autodesk, Inc	21,016,009	0.7
174,002		Fidelity National Information Services, Inc	22,949,124	0.8
222,021		Mastercard, Inc (Class A)	61,049,114	2.0
1,569,917		Microsoft Corp	281,344,826	9.4
314,953	*	PayPal Holdings, Inc	38,739,219	1.3
165,827	*	salesforce.com, Inc	26,855,683	0.9
324,598		Visa, Inc (Class A)	58,012,155	1.9
107,315	*	Workday, Inc	16,515,778	0.6
		Other	168,836,714	5.7
			723,411,784	24.2
TECHNOLOGY HARDWARE & EQUIPMENT
858,619		Apple, Inc	252,262,262	8.4
136,813		CDW Corp	15,158,880	0.5
1,008,102		Cisco Systems, Inc	42,723,363	1.4
		Other	27,929,396	1.0
			338,073,901	11.3

56	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Quant Large-Cap Growth Fund  ■  April 30, 2020

Shares		Company	Value	% of net assets
TRANSPORTATION
138,451		Union Pacific Corp	$22,123,085	0.7%
		Other	23,076,111	0.8
			45,199,196	1.5

		TOTAL COMMON STOCKS (Cost $1,855,252,409)	2,984,794,821	99.8

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES

13,855,340	c	State Street Navigator Securities Lending Government Money Market Portfolio	13,855,340	0.5
			13,855,340	0.5

	TOTAL SHORT-TERM INVESTMENTS (Cost $13,855,340)		13,855,340	0.5

	TOTAL PORTFOLIO (Cost $1,869,107,749)		2,998,650,161	100.3
	OTHER ASSETS & LIABILITIES, NET		(9,237,281)	(0.3)

	NET ASSETS		$2,989,412,880	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $13,535,913. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	57

Summary portfolio of investments (unaudited)

Quant Large-Cap Value Fund  ■  April 30, 2020

Shares	Company	Value	% of net assets
COMMON STOCKS

AUTOMOBILES & COMPONENTS		$2,348,548	0.2%
BANKS
897,557	Bank of America Corp	21,586,246	1.9
274,090	Citigroup, Inc	13,309,811	1.2
303,433	JPMorgan Chase & Co	29,056,744	2.5
401,771	Wells Fargo & Co	11,671,448	1.0
	Other	20,285,453	1.7
		95,909,702	8.3
CAPITAL GOODS
42,340	3M Co	6,432,293	0.6
227,950	Johnson Controls International plc	6,635,624	0.6
111,886	PACCAR, Inc	7,745,868	0.7
178,220	Raytheon Technologies Corp	11,550,438	1.0
	Other	52,654,932	4.5
		85,019,155	7.4
COMMERCIAL & PROFESSIONAL SERVICES		3,725,873	0.3
CONSUMER DURABLES & APPAREL		9,295,186	0.8
CONSUMER SERVICES
46,772	McDonald’s Corp	8,772,556	0.8
	Other	8,245,675	0.7
		17,018,231	1.5
DIVERSIFIED FINANCIALS
222,823	Bank of New York Mellon Corp	8,364,775	0.7
114,391	Capital One Financial Corp	7,407,961	0.6
92,698	Intercontinental Exchange Group, Inc	8,291,836	0.7
160,000	iShares Russell 1000 Value Index Fund	17,643,200	1.5
	Other	27,489,378	2.5
		69,197,150	6.0
ENERGY
198,179	Chevron Corp	18,232,468	1.6
158,233	ConocoPhillips	6,661,609	0.6
145,008	EOG Resources, Inc	6,889,330	0.6
533,847	Exxon Mobil Corp	24,807,870	2.2
	Other	15,135,360	1.2
		71,726,637	6.2
FOOD & STAPLES RETAILING
95,018	Walmart, Inc	11,549,438	1.0
	Other	5,719,777	0.5
		17,269,215	1.5
FOOD, BEVERAGE & TOBACCO
205,574	Altria Group, Inc	8,068,780	0.7
159,307	Mondelez International, Inc	8,194,752	0.7
161,712	Philip Morris International, Inc	12,063,715	1.1
	Other	23,492,372	2.0
		51,819,619	4.5
Shares		Company	Value	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
195,221		CVS Health Corp	$12,015,853	1.0%
22,103		Humana, Inc	8,439,367	0.7
183,908		Medtronic plc	17,954,938	1.6
		Other	36,924,140	3.2
			75,334,298	6.5
HOUSEHOLD & PERSONAL PRODUCTS
154,798		Colgate-Palmolive Co	10,877,655	0.9
258,388		Procter & Gamble Co	30,456,194	2.6
		Other	529,547	0.1
			41,863,396	3.6
INSURANCE
78,680		Allstate Corp	8,003,330	0.7
206,777	*	Berkshire Hathaway, Inc (Class B)	38,741,739	3.4
219,113		Metlife, Inc	7,905,597	0.7
		Other	34,666,938	3.0
			89,317,604	7.8
MATERIALS
38,477		Air Products & Chemicals, Inc	8,679,642	0.8
157,646		DuPont de Nemours, Inc	7,412,515	0.6
		Other	31,334,929	2.7
			47,427,086	4.1
MEDIA & ENTERTAINMENT
189,563		Comcast Corp (Class A)	7,133,256	0.6
163,131		Walt Disney Co	17,642,618	1.5
		Other	15,232,273	1.4
			40,008,147	3.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
156,164		Gilead Sciences, Inc	13,117,776	1.1
253,825		Johnson & Johnson	38,083,903	3.3
78,050		Merck & Co, Inc	6,192,487	0.5
686,318		Pfizer, Inc	26,327,158	2.3
		Other	21,504,562	1.9
			105,225,886	9.1
REAL ESTATE
69,445		Prologis, Inc	6,196,577	0.5
		Other	56,920,485	5.0
			63,117,062	5.5
RETAILING
66,931		Home Depot, Inc	14,713,441	1.3
71,866		Target Corp	7,886,575	0.7
		Other	7,895,385	0.7
			30,495,401	2.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
502,576		Intel Corp	30,144,509	2.6
116,001		Maxim Integrated Products, Inc	6,377,735	0.6
		Other	8,105,587	0.7
			44,627,831	3.9

58	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Quant Large-Cap Value Fund  ■  April 30, 2020

Shares	Company	Value	% of net assets
SOFTWARE & SERVICES
63,197	Fidelity National Information Services, Inc	$8,335,052	0.7%
	Other	22,943,627	2.0
		31,278,679	2.7
TECHNOLOGY HARDWARE & EQUIPMENT		15,811,078	1.4

TELECOMMUNICATION SERVICES
547,432	AT&T, Inc	16,680,253	1.4
491,531	Verizon Communications, Inc	28,238,456	2.5
		44,918,709	3.9
TRANSPORTATION		15,131,229	1.3

UTILITIES
93,771	Ameren Corp	6,821,840	0.6
100,765	American Electric Power Co, Inc	8,374,579	0.7
109,902	Evergy, Inc	6,421,574	0.6
230,301	Exelon Corp	8,539,561	0.7
27,812	NextEra Energy, Inc	6,427,910	0.6
	Other	44,669,205	3.9
		81,254,669	7.1

	TOTAL COMMON STOCKS (Cost $988,983,031)	1,149,140,391	99.8
Shares		Company	Value	% of net assets
SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES

5,790,034	c	State Street Navigator Securities Lending Government Money Market Portfolio	$5,790,034	0.5%
			5,790,034	0.5

		TOTAL SHORT-TERM INVESTMENTS (Cost $5,790,034)	5,790,034	0.5

		TOTAL PORTFOLIO (Cost $994,773,065)	1,154,930,425	100.3
		OTHER ASSETS & LIABILITIES, NET	(3,658,185)	(0.3)
		NET ASSETS	$1,151,272,240	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/20, the aggregate value of securities on loan is $5,551,390. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	59

Summary portfolio of investments (unaudited)

Quant Small-Cap Equity Fund  ■  April 30, 2020

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$9,817,290	0.4%
BANKS
1,440,200		Investors Bancorp, Inc	13,408,262	0.6
832,400		Radian Group, Inc	12,469,352	0.6
724,112		United Community Banks, Inc	15,311,348	0.7
		Other	173,172,282	7.9
			214,361,244	9.8
CAPITAL GOODS
278,904		Advanced Drainage Systems, Inc	11,306,768	0.5
478,643	*	Atkore International Group, Inc	11,650,171	0.5
646,200	*	Builders FirstSource, Inc	11,857,770	0.5
439,000		Comfort Systems USA, Inc	14,618,700	0.7
236,266		EMCOR Group, Inc	15,009,979	0.7
768,054		Rexnord Corp	20,944,833	1.0
		Other	147,065,092	6.7
			232,453,313	10.6
COMMERCIAL & PROFESSIONAL SERVICES
274,602		Exponent, Inc	19,312,759	0.9
254,506		Tetra Tech, Inc	19,159,212	0.9
275,198	*	TriNet Group, Inc	13,476,446	0.6
		Other	29,430,961	1.3
			81,379,378	3.7
CONSUMER DURABLES & APPAREL
417,800	*,e	YETI Holdings, Inc	11,535,458	0.5
		Other	41,573,574	1.9
			53,109,032	2.4
CONSUMER SERVICES			57,430,411	2.6
DIVERSIFIED FINANCIALS
340,226		Stifel Financial Corp	15,065,207	0.7
		Other	47,368,184	2.1
			62,433,391	2.8
ENERGY			29,105,243	1.3
FOOD & STAPLES RETAILING			11,405,647	0.5
FOOD, BEVERAGE & TOBACCO
46,596	*,e	Boston Beer Co, Inc (Class A)	21,737,500	1.0
		Other	34,298,757	1.5
			56,036,257	2.5
HEALTH CARE EQUIPMENT & SERVICES
162,200	e	Conmed Corp	11,988,202	0.5
155,332	*	Haemonetics Corp	17,673,675	0.8
517,738	*	HMS Holdings Corp	14,846,137	0.7
270,100	*	NuVasive, Inc	16,443,688	0.8
75,546	*	Teladoc, Inc	12,434,116	0.6
		Other	118,192,421	5.3
			191,578,239	8.7
HOUSEHOLD & PERSONAL PRODUCTS			10,556,470	0.5
INSURANCE			41,113,947	1.9
Shares		Company	Value	% of net assets
MATERIALS
354,700		Boise Cascade Co	$11,091,469	0.5%
778,700		Commercial Metals Co	12,412,478	0.6
		Other	66,076,326	3.0
			89,580,273	4.1
MEDIA & ENTERTAINMENT			29,981,499	1.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
247,856	*	Acadia Pharmaceuticals, Inc	11,973,923	0.5
1,072,687	*	Amicus Therapeutics, Inc	12,668,433	0.6
219,900	*	PTC Therapeutics, Inc	11,197,308	0.5
		Other	256,551,257	11.7
			292,390,921	13.3
REAL ESTATE
181,200		EastGroup Properties, Inc	19,207,200	0.9
526,442		First Industrial Realty Trust, Inc	19,883,714	0.9
428,500		National Storage Affiliates Trust	12,203,680	0.6
143,328		PS Business Parks, Inc	18,502,212	0.8
505,100		STAG Industrial, Inc	13,258,875	0.6
		Other	63,556,716	2.9
			146,612,397	6.7
RETAILING
630,351	*	BJ’s Wholesale Club Holdings, Inc	16,584,535	0.8
592,300		Rent-A-Center, Inc	11,789,732	0.5
		Other	53,096,181	2.4
			81,470,448	3.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
362,731		Brooks Automation, Inc	13,961,516	0.6
475,562	*	Formfactor, Inc	11,080,594	0.5
209,061	*,e	Inphi Corp	20,182,749	0.9
952,047	*	Lattice Semiconductor Corp	21,430,578	1.0
1,044,545	*	Rambus, Inc	13,088,149	0.6
		Other	20,797,282	1.0
			100,540,868	4.6
SOFTWARE & SERVICES
292,946	*	Commvault Systems, Inc	12,505,865	0.6
208,424		Mantech International Corp (Class A)	15,540,093	0.7
715,463		Perspecta, Inc	15,432,537	0.7
272,945		Progress Software Corp	11,166,180	0.5
298,490	*	SPS Commerce, Inc	16,569,180	0.8
		Other	89,990,785	4.0
			161,204,640	7.3
TECHNOLOGY HARDWARE & EQUIPMENT
258,300	*	Insight Enterprises, Inc	14,023,107	0.6
474,801	*	Sanmina Corp	13,166,232	0.6
		Other	55,446,427	2.6
			82,635,766	3.8
TELECOMMUNICATION SERVICES			26,785,622	1.2
TRANSPORTATION
251,749	*	Hub Group, Inc (Class A)	12,111,644	0.5
		Other	20,353,035	1.0
			32,464,679	1.5

60	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Quant Small-Cap Equity Fund  ■  April 30, 2020

Shares		Company	Value	% of net assets
UTILITIES
347,296		Avista Corp	$14,947,620	0.7%
195,951		NorthWestern Corp	11,304,413	0.5
367,239	d	Portland General Electric Co	17,183,113	0.8
195,333		Spire, Inc	14,251,496	0.6
		Other	32,327,053	1.5
			90,013,695	4.1
		TOTAL COMMON STOCKS (Cost $2,325,963,679)	2,184,460,670	99.4

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			19,972,397	0.8
REPURCHASE AGREEMENT			6,070,000	0.3
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
109,039,569	c	State Street Navigator Securities Lending Government Money Market Portfolio	$109,039,569	5.0%
			109,039,569	5.0
		TOTAL SHORT-TERM INVESTMENTS (Cost $135,084,529)	135,081,966	6.1
		TOTAL PORTFOLIO (Cost $2,461,048,208)	2,319,542,636	105.5
		OTHER ASSETS & LIABILITIES, NET	(121,773,883)	(5.5)
		NET ASSETS	$2,197,768,753	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $109,684,438. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of April 30, 2020 were as follows:

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
Russell 2000 E Mini Index	170		06/19/20	$9,476,217	$11,106,950	$1,630,733

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	61

Summary portfolio of investments (unaudited)

Quant Small/Mid-Cap Equity Fund  ■  April 30, 2020

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$2,182,952	0.4%
BANKS			37,162,656	6.3
CAPITAL GOODS
52,235		EMCOR Group, Inc	3,318,490	0.6
69,522		ITT, Inc	3,665,200	0.6
93,495		Universal Forest Products, Inc	3,844,514	0.6
		Other	55,861,674	9.5
			66,689,878	11.3
COMMERCIAL & PROFESSIONAL SERVICES
58,685		Robert Half International, Inc	2,774,040	0.5
		Other	6,835,091	1.1
			9,609,131	1.6
CONSUMER DURABLES & APPAREL			18,507,683	3.1
CONSUMER SERVICES
43,164		Dunkin Brands Group, Inc	2,712,426	0.5
23,856		Wingstop, Inc	2,797,593	0.5
		Other	12,986,885	2.1
			18,496,904	3.1
DIVERSIFIED FINANCIALS
64,975		LPL Financial Holdings, Inc	3,912,794	0.7
13,177		MarketAxess Holdings, Inc	5,995,667	1.0
		Other	19,659,524	3.3
			29,567,985	5.0
ENERGY			7,539,749	1.3
FOOD & STAPLES RETAILING			6,666,226	1.1
FOOD, BEVERAGE & TOBACCO
36,178	*	Freshpet, Inc	2,728,183	0.5
		Other	6,853,466	1.1
			9,581,649	1.6
HEALTH CARE EQUIPMENT & SERVICES
25,316	*	DexCom, Inc	8,485,923	1.4
58,746		Encompass Health Corp	3,891,923	0.7
37,154		Hill-Rom Holdings, Inc	4,179,453	0.7
13,538	*	Insulet Corp	2,703,809	0.5
26,158	*	Molina Healthcare, Inc	4,289,127	0.7
22,618		STERIS plc	3,223,065	0.5
25,389	*	Teladoc, Inc	4,178,776	0.7
		Other	16,911,282	2.9
			47,863,358	8.1
HOUSEHOLD & PERSONAL PRODUCTS			1,959,015	0.3
INSURANCE			19,858,338	3.4
MATERIALS
31,267		Reliance Steel & Aluminum Co	2,800,898	0.5
84,574		Silgan Holdings, Inc	2,917,803	0.5
		Other	23,593,308	4.0
			29,312,009	5.0
MEDIA & ENTERTAINMENT			8,069,273	1.4
Shares		Company	Value	% of net assets
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
63,276	*	Acadia Pharmaceuticals, Inc	$3,056,864	0.5%
23,658	*	Alnylam Pharmaceuticals, Inc	3,115,759	0.5
7,615	*	Bio-Rad Laboratories, Inc (Class A)	3,351,361	0.6
19,445	*	Charles River Laboratories International, Inc	2,813,108	0.5
134,683	*	Halozyme Therapeutics, Inc	3,051,243	0.5
99,397	*	Horizon Therapeutics Plc	3,582,268	0.6
28,380	*	PRA Health Sciences, Inc	2,738,670	0.5
41,275	*	Seattle Genetics, Inc	5,664,168	1.0
		Other	31,670,635	5.3
			59,044,076	10.0
REAL ESTATE
45,695		Camden Property Trust	4,024,359	0.7
63,796		Equity Lifestyle Properties, Inc	3,847,537	0.6
31,968		Sun Communities, Inc	4,296,499	0.7
		Other	39,983,295	6.8
			52,151,690	8.8
RETAILING
13,777		Pool Corp	2,916,040	0.5
		Other	13,288,146	2.2
			16,204,186	2.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
308,430	*	NeoPhotonics Corp Ltd	2,967,097	0.5
66,927		Teradyne, Inc	4,185,614	0.7
17,981		Universal Display Corp	2,699,308	0.5
		Other	11,630,808	1.9
			21,482,827	3.6
SOFTWARE & SERVICES
59,686		Amdocs Ltd	3,846,166	0.6
32,065	*	Avalara, Inc	2,865,649	0.5
49,563		Booz Allen Hamilton Holding Co	3,639,907	0.6
13,409	*	CACI International, Inc (Class A)	3,354,127	0.6
42,585	*	Five9, Inc	3,946,352	0.7
79,299		Genpact Ltd	2,730,265	0.5
41,862		Pegasystems, Inc	3,500,500	0.6
128,801		Perspecta, Inc	2,778,238	0.5
25,085	*	RingCentral, Inc	5,732,675	1.0
		Other	40,444,318	6.7
			72,838,197	12.3
TECHNOLOGY HARDWARE & EQUIPMENT
68,828	*	Ciena Corp	3,183,295	0.5
40,916	*	Itron, Inc	2,856,755	0.5
71,576		National Instruments Corp	2,749,950	0.5
		Other	14,482,523	2.4
			23,272,523	3.9
TELECOMMUNICATION SERVICES			646,929	0.1
TRANSPORTATION
79,701	*	Hub Group, Inc (Class A)	3,834,415	0.6
29,463		Landstar System, Inc	3,043,823	0.5
		Other	6,861,717	1.2
			13,739,955	2.3

62	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Quant Small/Mid-Cap Equity Fund  ■  April 30, 2020

Shares		Company	Value	% of net assets
UTILITIES
114,522		NRG Energy, Inc	$3,839,923	0.6%
194,300		Vistra Energy Corp	3,796,622	0.6
		Other	11,414,194	2.0
			19,050,739	3.2

		TOTAL COMMON STOCKS (Cost $593,998,089)	591,497,928	99.9

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
4,006,046	c	State Street Navigator Securities Lending Government Money Market Portfolio	4,006,046	0.7
			4,006,046	0.7
		TOTAL SHORT-TERM INVESTMENTS (Cost $4,006,046)	4,006,046	0.7
		TOTAL PORTFOLIO (Cost $598,004,135)	595,503,974	100.6
		OTHER ASSETS & LIABILITIES, NET	(3,511,472)	(0.6)
		NET ASSETS	$591,992,502	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/20, the aggregate value of securities on loan is $3,983,752. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	63

Summary portfolio of investments (unaudited)

Social Choice Equity Fund  ■  April 30, 2020

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
38,223	*	Tesla, Inc	$29,885,799	0.7%
		Other	5,416,073	0.1
			35,301,872	0.8
BANKS
259,889		PNC Financial Services Group, Inc	27,722,360	0.6
803,455		US Bancorp	29,326,108	0.7
		Other	102,790,984	2.3
			159,839,452	3.6
CAPITAL GOODS
213,347		3M Co	32,411,676	0.7
160,575		Illinois Tool Works, Inc	26,093,437	0.6
		Other	214,402,993	4.8
			272,908,106	6.1
COMMERCIAL & PROFESSIONAL SERVICES			50,657,475	1.1
CONSUMER DURABLES & APPAREL
392,949		Nike, Inc (Class B)	34,257,294	0.8
		Other	17,006,841	0.4
			51,264,135	1.2
CONSUMER SERVICES
451,787		Starbucks Corp	34,665,616	0.8
		Other	61,904,059	1.4
			96,569,675	2.2
DIVERSIFIED FINANCIALS
49,759		BlackRock, Inc	24,981,008	0.6
311,423		Intercontinental Exchange Group, Inc	27,856,787	0.6
650,999		Morgan Stanley	25,668,891	0.6
113,389		S&P Global, Inc	33,209,370	0.8
		Other	138,900,225	3.0
			250,616,281	5.6
ENERGY
410,730		Chevron Corp	37,787,160	0.9
		Other	95,076,390	2.1
			132,863,550	3.0
FOOD & STAPLES RETAILING			27,593,992	0.6
FOOD, BEVERAGE & TOBACCO
1,016,774		Coca-Cola Co	46,659,759	1.1
365,855		PepsiCo, Inc	48,398,958	1.1
		Other	57,965,173	1.2
			153,023,890	3.4
HEALTH CARE EQUIPMENT & SERVICES
118,926	*	Edwards Lifesciences Corp	25,866,405	0.6
202,371		UnitedHealth Group, Inc	59,187,446	1.3
		Other	229,206,261	5.2
			314,260,112	7.1
Shares		Company	Value	% of net assets
HOUSEHOLD & PERSONAL PRODUCTS
539,669		Procter & Gamble Co	$63,610,785	1.4%
		Other	33,943,715	0.8
			97,554,500	2.2
INSURANCE			128,406,732	2.9
MATERIALS
140,807		Ecolab, Inc	27,246,155	0.6
194,507		Linde plc	35,787,343	0.8
		Other	62,884,228	1.4
			125,917,726	2.8
MEDIA & ENTERTAINMENT
55,403	*	Alphabet, Inc (Class A)	74,611,220	1.7
55,428	*	Alphabet, Inc (Class C)	74,753,527	1.7
1,242,978		Comcast Corp (Class A)	46,773,262	1.1
		Other	134,993,393	2.9
			331,131,402	7.4
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
180,747		Amgen, Inc	43,238,297	1.0
694,911		Bristol-Myers Squibb Co	42,257,538	1.0
263,904		Eli Lilly & Co	40,810,115	0.9
369,794		Gilead Sciences, Inc	31,062,696	0.7
641,945		Merck & Co, Inc	50,931,916	1.2
114,769	*	Vertex Pharmaceuticals, Inc	28,829,973	0.7
230,091		Zoetis, Inc	29,753,067	0.7
		Other	104,362,246	2.2
			371,245,848	8.4
REAL ESTATE
150,713		American Tower Corp	35,869,694	0.8
36,148		Equinix, Inc	24,407,130	0.6
349,941		Prologis, Inc	31,225,235	0.7
		Other	68,996,773	1.5
			160,498,832	3.6
RETAILING
74,261	*	Amazon.com, Inc	183,721,714	4.1
250,264		Home Depot, Inc	55,015,535	1.3
		Other	112,181,408	2.5
			350,918,657	7.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,007,479		Intel Corp	60,428,590	1.4
164,826		NVIDIA Corp	48,175,343	1.1
325,522		Texas Instruments, Inc	37,783,339	0.9
		Other	26,830,149	0.5
			173,217,421	3.9
SOFTWARE & SERVICES
219,794		Accenture plc	40,703,651	0.9
132,540	*	Adobe, Inc	46,871,446	1.1
310,568		International Business Machines Corp	38,994,918	0.9
113,870		Intuit, Inc	30,723,265	0.7
1,306,585	d	Microsoft Corp	234,153,098	5.3
255,468	*	salesforce.com, Inc	41,373,043	0.9
		Other	102,549,470	2.2
			535,368,891	12.0

64	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Social Choice Equity Fund  ■  April 30, 2020

Shares	Company	Value	% of net assets
TECHNOLOGY HARDWARE & EQUIPMENT
715,007	Apple, Inc	$210,069,057	4.7%
1,138,225	Cisco Systems, Inc	48,237,975	1.1
	Other	48,353,748	1.1
		306,660,780	6.9
TELECOMMUNICATION SERVICES
981,770	Verizon Communications, Inc	56,402,686	1.3
	Other	10,706,142	0.2
		67,108,828	1.5
TRANSPORTATION
382,556	CSX Corp	25,336,684	0.6
279,214	United Parcel Service, Inc (Class B)	26,430,397	0.6
	Other	36,702,063	0.8
		88,469,144	2.0
UTILITIES
499,130	Southern Co	28,315,645	0.6
	Other	116,521,604	2.7
		144,837,249	3.3
	TOTAL COMMON STOCKS (Cost $3,473,618,167)	4,426,234,550	99.5

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		9,599,345	0.2
REPURCHASE AGREEMENT		14,940,000	0.3
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
49,075,992	c	State Street Navigator Securities Lending Government Money Market Portfolio	$49,075,992	1.1%
			49,075,992	1.1
		TOTAL SHORT-TERM INVESTMENTS (Cost $73,615,268)	73,615,337	1.6
		TOTAL PORTFOLIO (Cost $3,547,233,435)	4,499,849,887	101.1
		OTHER ASSETS & LIABILITIES, NET	(49,928,646)	(1.1)
		NET ASSETS	$4,449,921,241	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/20, the aggregate value of securities on loan is $51,562,783. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of April 30, 2020 were as follows:

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
S&P 500 E Mini Index	166		06/19/20	$23,460,634	$24,089,920	$629,286

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	65

Summary portfolio of investments (unaudited)

Social Choice Low Carbon Equity Fund  ■  April 30, 2020

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
2,782	*	Tesla, Inc	$2,175,190	0.8%
		Other	169,971	0.0
			2,345,161	0.8
BANKS
17,060		PNC Financial Services Group, Inc	1,819,790	0.7
50,420		Truist Financial Corp	1,881,674	0.7
52,437		US Bancorp	1,913,951	0.7
		Other	4,673,348	1.5
			10,288,763	3.6
CAPITAL GOODS
14,455		3M Co	2,196,004	0.8
17,124		Caterpillar, Inc	1,992,891	0.7
		Other	15,693,996	5.5
			19,882,891	7.0
COMMERCIAL & PROFESSIONAL SERVICES			2,639,383	0.9
CONSUMER DURABLES & APPAREL
26,329		Nike, Inc (Class B)	2,295,362	0.8
		Other	853,335	0.3
			3,148,697	1.1
CONSUMER SERVICES
29,017		Starbucks Corp	2,226,474	0.8
		Other	4,150,506	1.5
			6,376,980	2.3
DIVERSIFIED FINANCIALS
21,129		American Express Co	1,928,021	0.7
3,913		BlackRock, Inc	1,964,483	0.7
20,091		Intercontinental Exchange Group, Inc	1,797,140	0.6
7,164		S&P Global, Inc	2,098,192	0.7
		Other	8,326,815	3.0
			16,114,651	5.7
ENERGY			5,503,786	1.9
FOOD & STAPLES RETAILING			1,452,042	0.5
FOOD, BEVERAGE & TOBACCO
67,236		Coca-Cola Co	3,085,460	1.1
24,060		PepsiCo, Inc	3,182,897	1.1
		Other	4,117,819	1.5
			10,386,176	3.7
HEALTH CARE EQUIPMENT & SERVICES
33,439		CVS Health Corp	2,058,171	0.7
8,240	*	Edwards Lifesciences Corp	1,792,200	0.6
14,041		UnitedHealth Group, Inc	4,106,571	1.5
		Other	11,359,080	4.0
			19,316,022	6.8
HOUSEHOLD & PERSONAL PRODUCTS
35,821		Procter & Gamble Co	4,222,221	1.5
		Other	2,940,762	1.0
			7,162,983	2.5
Shares		Company	Value	% of net assets
INSURANCE			$9,564,210	3.4%
MATERIALS
9,925		Ecolab, Inc	1,920,487	0.7
		Other	5,145,460	1.8
			7,065,947	2.5
MEDIA & ENTERTAINMENT
3,531	*	Alphabet, Inc (Class A)	4,755,198	1.7
3,533	*	Alphabet, Inc (Class C)	4,764,816	1.7
80,428		Comcast Corp (Class A)	3,026,506	1.1
		Other	9,030,868	3.1
			21,577,388	7.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
30,769		AbbVie, Inc	2,529,212	0.9
11,478		Amgen, Inc	2,745,767	1.0
45,009		Bristol-Myers Squibb Co	2,736,997	1.0
16,895		Eli Lilly & Co	2,612,643	0.9
28,618		Gilead Sciences, Inc	2,403,912	0.9
41,559		Merck & Co, Inc	3,297,291	1.2
7,641	*	Vertex Pharmaceuticals, Inc	1,919,419	0.7
15,424		Zoetis, Inc	1,994,477	0.7
		Other	3,584,985	1.1
			23,824,703	8.4
REAL ESTATE
9,803		American Tower Corp	2,333,114	0.8
22,078		Prologis, Inc	1,970,020	0.7
		Other	6,040,200	2.1
			10,343,334	3.6
RETAILING
4,741	*	Amazon.com, Inc	11,729,234	4.2
17,104		Home Depot, Inc	3,759,972	1.3
		Other	7,235,499	2.5
			22,724,705	8.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
65,503		Intel Corp	3,928,870	1.4
10,444		NVIDIA Corp	3,052,572	1.1
21,090		Texas Instruments, Inc	2,447,916	0.9
		Other	1,545,426	0.5
			10,974,784	3.9
SOFTWARE & SERVICES
13,897		Accenture plc	2,573,585	0.9
8,692	*	Adobe, Inc	3,073,839	1.1
19,584		International Business Machines Corp	2,458,967	0.9
7,406		Intuit, Inc	1,998,213	0.7
83,224		d Microsoft Corp	14,914,573	5.3
16,982	*	salesforce.com, Inc	2,750,235	1.0
		Other	4,661,210	1.5
			32,430,622	11.4
TECHNOLOGY HARDWARE & EQUIPMENT
45,902		Apple, Inc	13,486,008	4.8
74,237		Cisco Systems, Inc	3,146,164	1.1
		Other	2,431,298	0.8
			19,063,470	6.7

66	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Social Choice Low Carbon Equity Fund  ■  April 30, 2020

Shares	Company	Value	% of net assets
TELECOMMUNICATION SERVICES
64,744	Verizon Communications, Inc	$3,719,543	1.3%
	Other	377,416	0.2
		4,096,959	1.5
TRANSPORTATION
28,570	CSX Corp	1,892,191	0.7
20,195	United Parcel Service, Inc (Class B)	1,911,659	0.7
	Other	1,390,830	0.4
		5,194,680	1.8
UTILITIES		7,354,455	2.6
	TOTAL COMMON STOCKS (Cost $256,668,334)	278,832,792	98.2

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$2,288,000	0.040%, 05/26/20	2,287,857	0.8
	Other	1,654,823	0.6
		3,942,680	1.4
REPURCHASE AGREEMENT		300,000	0.1
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
2,470,010	c	State Street Navigator Securities Lending Government Money Market Portfolio	$2,470,010	0.9%
			2,470,010	0.9
		TOTAL SHORT-TERM INVESTMENTS (Cost $6,712,774)	6,712,690	2.4

		TOTAL PORTFOLIO (Cost $263,381,108)	285,545,482	100.6
		OTHER ASSETS & LIABILITIES, NET	(1,570,374)	(0.6)
		NET ASSETS	$283,975,108	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/20, the aggregate value of securities on loan is $2,465,826. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of April 30, 2020 were as follows:

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
S&P 500 E Mini Index	28		06/19/20	$3,978,724	$4,063,360	$84,636

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	67

Summary portfolio of investments (unaudited)

Emerging Markets Equity Fund  ■  April 30, 2020

Shares		Company	Value	% of net assets
COMMON STOCKS

ARGENTINA			$10,561,531	0.7%
BRAZIL
894,850	*,e	Afya Ltd	19,454,039	1.3
9,852,993	a,e,n	Arcos Dorados Holdings, Inc	37,539,904	2.5
1,466,300	*	B2W Companhia Global Do Varejo	19,751,462	1.3
2,558,950		Banco do Brasil S.A.	13,411,441	0.9
3,770,200	*	Banco Itau Holding Financeira S.A.	15,786,876	1.0
2,133,700		Cia Brasileira de Distribuicao	25,983,121	1.7
4,147,600		Petroleo Brasileiro S.A. (Preference)	13,767,112	0.9
		Other	8,562,948	0.6
			154,256,903	10.2
CHINA
610,954	*	Alibaba Group Holding Ltd (ADR)	123,822,047	8.2
205,900	*	Baidu, Inc (ADR)	20,781,487	1.4
5,076,775		China Merchants Bank Co Ltd (Class A)	25,002,964	1.7
66,728,300	g	China Tower Corp Ltd	14,849,997	1.0
5,553,694		Foxconn Industrial Internet Co Ltd	11,439,126	0.8
3,183,200		Ping An Insurance Group Co of China Ltd	32,393,066	2.1
1,489,452		Ping An Insurance Group Co of China Ltd (Class A)	15,518,985	1.0
2,091,776		Tencent Holdings Ltd	109,963,477	7.2
814,400	*,g	Wuxi Biologics Cayman, Inc	12,677,287	0.8
		Other	47,010,825	3.1
			413,459,261	27.3
HONG KONG
1,000,000		Melco Crown Entertainment Ltd (ADR)	15,820,000	1.0
		Other	802	0.0
			15,820,802	1.0
INDIA
79,700		Eicher Motors Ltd	15,476,599	1.0
1,001,800		Housing Development Finance Corp	25,340,328	1.7
1,229,900		ICICI Bank Ltd (ADR)	12,003,824	0.8
872,224	*,e	MakeMyTrip Ltd	12,874,026	0.8
1,851,372		Piramal Healthcare Ltd	23,794,269	1.5
1,307,300		Reliance Industries Ltd	25,417,849	1.7
13,906,800		Sesa Sterlite Ltd	16,210,530	1.1
12,567,600	*	Tata Motors Ltd	15,217,610	1.0
		Other	17,755,501	1.2
			164,090,536	10.8
INDONESIA
66,287,900		Bank Rakyat Indonesia	12,056,932	0.8
7,188,600		PT Bank Central Asia Tbk	12,452,020	0.8
		Other	18,603,635	1.2
			43,112,587	2.8
ITALY
8,843,171	e	Prada S.p.A	28,710,851	1.9
			28,710,851	1.9
KENYA			8,189,689	0.5
Shares		Company	Value	% of net assets

KOREA, REPUBLIC OF
700,400		Hana Financial Group, Inc	$15,988,735	1.1%
65,500		LG Chem Ltd	20,351,712	1.3
140,100		Samsung Electro-Mechanics Co Ltd	13,098,069	0.9
1,877,400		Samsung Electronics Co Ltd	77,194,044	5.1
		Other	21,656,247	1.4
			148,288,807	9.8
MACAU
1,882,079		Galaxy Entertainment Group Ltd	12,104,599	0.8
11,724,500		Wynn Macau Ltd	20,246,741	1.3
			32,351,340	2.1
MEXICO
332,700	e	Fomento Economico Mexicano SAB de C.V. (ADR)	21,402,591	1.4
2,584,248		Grupo Televisa SAB (ADR)	13,825,727	0.9
		Other	20,952,486	1.4
			56,180,804	3.7
PERU
156,600		Credicorp Ltd (NY)	23,336,532	1.5
		Other	5,599,756	0.4
			28,936,288	1.9
PHILIPPINES			4,663,252	0.3
RUSSIA
2,376,918		Sberbank of Russia (ADR)	24,981,408	1.6
		Other	3,761,478	0.3
			28,742,886	1.9
SAUDI ARABIA
865,600		Al Rajhi Bank	13,157,851	0.9
		Other	6,832,547	0.4
			19,990,398	1.3
SOUTH AFRICA
6,420,000		FirstRand Ltd	14,011,679	0.9
191,617		Naspers Ltd (N Shares)	29,824,878	2.0
		Other	13,411,056	0.9
			57,247,613	3.8
TAIWAN
104,700		Largan Precision Co Ltd	14,272,027	0.9
1,448,000		MediaTek, Inc	19,994,602	1.3
513,600	*	Sea Ltd (ADR)	28,545,888	1.9
7,776,100	*	Taiwan Semiconductor Manufacturing Co Ltd	78,443,709	5.2
28,937,000		United Microelectronics Corp	14,970,992	1.0
		Other	19,734,719	1.3
			175,961,937	11.6
THAILAND			10,288,574	0.7
TURKEY			8,033,199	0.5
UNITED STATES
175,100		Wynn Resorts Ltd	14,976,303	1.0
		Other	22,169,790	1.5
			37,146,093	2.5
	TOTAL COMMON STOCKS (Cost $1,480,670,815)		1,446,033,351	95.3

68	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Emerging Markets Equity Fund ■ April 30, 2020

Shares	Company	Value	% of net assets
PURCHASED OPTIONS

UNITED STATES		$99,000	0.0%

	TOTAL PURCHASED OPTIONS (Cost $195,289)	99,000	0.0

PREFERRED STOCKS

PHILIPPINES		3,416	0.0

	TOTAL PREFERRED STOCKS (Cost $4,057)	3,416	0.0

Principal	Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT		24,859,047	1.6
REPURCHASE AGREEMENT
	Fixed Income Clearing Corp
$16,280,000	0.020%, 05/01/20	16,280,000	1.1
		16,280,000	1.1
TREASURY DEBT
	United States Treasury Bill
13,000,000	0.055%–0.110%, 05/12/20	12,999,757	0.8
	Other	7,679,584	0.5
		20,679,341	1.3
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
22,033,739	c	State Street Navigator Securities Lending Government Money Market Portfolio	$22,033,739	1.5%
			22,033,739	1.5
		TOTAL SHORT-TERM INVESTMENTS (Cost $83,852,541)	83,852,127	5.5
		TOTAL PORTFOLIO (Cost $1,564,722,702)	1,529,987,894	100.8
		OTHER ASSETS & LIABILITIES, NET	(12,749,218)	(0.8)
		NET ASSETS	$1,517,238,676	100.0%

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $21,627,945. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/20, the aggregate value of these securities, including those in “Other,” is $27,527,284 or 1.8% of net assets.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Purchased options outstanding as of April 30, 2020 were as follows:
Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
iShares MSCI Emerging Markets ETF, Call	9,000	$195,289	$39.00	05/15/20	$99,000

Written options outstanding as of April 30, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
iShares MSCI Emerging Markets ETF, Put	4,000	$(190,440)	$32.00	05/15/20	$(64,000)

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	69

Summary of market values by sector (unaudited)

Emerging Markets Equity Fund  ■  April 30, 2020

Sector	Value	% of net assets
CONSUMER DISCRETIONARY	$425,869,938	28.1%
FINANCIALS	324,751,012	21.4
INFORMATION TECHNOLOGY	268,342,547	17.7
COMMUNICATION SERVICES	209,871,987	13.8
MATERIALS	63,743,435	4.2
ENERGY	57,293,166	3.8
CONSUMER STAPLES	47,385,712	3.1
HEALTH CARE	44,211,302	2.9
INDUSTRIALS	4,663,252	0.3
REAL ESTATE	3,416	0.0
SHORT-TERM INVESTMENTS	83,852,127	5.5
OTHER ASSETS & LIABILITIES, NET	(12,749,218)	(0.8)
NET ASSETS	$1,517,238,676	100.0%

70	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

International Equity Fund  ■  April 30, 2020

Shares	Company	Value	% of net assets
COMMON STOCKS

AUSTRALIA
1,900,156	BHP Billiton Ltd	$38,790,357	1.0%
955,795	Commonwealth Bank of Australia	38,610,756	0.9
341,893	CSL Ltd	68,148,592	1.7
8,655,052	Fortescue Metals Group Ltd	66,144,049	1.6
Other	52,752,463	1.3
264,446,217	6.5
BRAZIL	29,723,278	0.7
CHINA
212,500	*	Alibaba Group Holding Ltd (ADR)	43,067,375	1.1
Other	99,756,987	2.4
142,824,362	3.5
DENMARK
620,319	DSV AS	64,451,262	1.6
1,478,764	Novo Nordisk AS	94,330,366	2.3
637,584	g	Orsted AS	64,402,629	1.6
223,184,257	5.5
FRANCE
1,054,969	Airbus SE	66,799,041	1.6
1,804,018	BNP Paribas S.A.	56,675,610	1.4
1,669,403	Compagnie de Saint-Gobain	44,419,320	1.1
5,016,332	Credit Agricole S.A.	40,348,651	1.0
352,350	Dassault Systemes S.A.	51,608,803	1.3
390,845	Essilor International S.A.	48,552,499	1.2
98,139	Kering	49,923,754	1.2
867,179	Schneider Electric S.A.	80,138,040	1.9
637,966	Vinci S.A.	52,263,406	1.3
490,729,124	12.0
GERMANY
714,326	Bayer AG.	46,980,761	1.1
4,396,091	Infineon Technologies AG.	81,727,383	2.0
317,522	SAP AG.	37,819,142	0.9
1,087,293	Siemens AG.	100,338,767	2.5
Other	115,088,128	2.8
381,954,181	9.3
HONG KONG
2,387,524	Hong Kong Exchanges and Clearing Ltd	76,549,120	1.9
76,549,120	1.9
IRELAND
2,049,843	CRH plc	62,189,347	1.5
62,189,347	1.5
ITALY
1,251,242	Moncler S.p.A	47,055,314	1.2
6,612,267	UniCredit S.p.A.	51,065,008	1.2
Other	25,718,792	0.6
123,839,114	3.0
Shares		Company	Value	% of net assets
JAPAN
1,504,900		Daiichi Sankyo Co Ltd	$103,448,682	2.5%
434,716		Daikin Industries Ltd	55,787,497	1.4
2,329,979	*	Hitachi Ltd	69,152,435	1.7
1,004,300		Kao Corp	77,447,883	1.9
2,881,400		Mitsui Fudosan Co Ltd	52,980,139	1.3
298,430		Nintendo Co Ltd	123,228,904	3.0
2,290,200		Recruit Holdings Co Ltd	66,807,847	1.6
2,126,659		Sony Corp	136,859,172	3.4
1,429,400		Sumitomo Mitsui Financial Group, Inc	37,589,257	0.9
1,581,889		Toyota Motor Corp	97,803,234	2.4
		Other	54,353,304	1.3
			875,458,354	21.4
KOREA, REPUBLIC OF			61,174,420	1.5
NETHERLANDS
311,485		ASML Holding NV	90,980,181	2.2
10,403,790		ING Groep NV	58,290,201	1.4
			149,270,382	3.6
NORWAY			11,284,626	0.3
RUSSIA			41,228,427	1.0
SPAIN			27,888,269	0.7
SWITZERLAND
5,989,711		Credit Suisse Group	54,689,875	1.3
191,481		Lonza Group AG.	83,613,160	2.1
931,855		Nestle S.A.	98,692,781	2.4
464,719		Roche Holding AG.	160,930,956	3.9
			397,926,772	9.7
TAIWAN			37,068,217	0.9
UNITED KINGDOM
1,114,233		AstraZeneca plc	116,539,857	2.9
1,840,952		British American Tobacco plc	70,958,047	1.7
408,806		Linde plc (Xetra)	75,385,219	1.8
110,107,412		Lloyds TSB Group plc	44,550,340	1.1
734,946		Reckitt Benckiser Group plc	61,220,816	1.5
25,723,905		Tesco plc	76,086,599	1.9
		Other	36,529,115	0.9
			481,269,993	11.8
UNITED STATES
1,134,651		Las Vegas Sands Corp	54,485,941	1.3
845,891		Wynn Resorts Ltd	72,349,057	1.8
			126,834,998	3.1
	TOTAL COMMON STOCKS (Cost $4,426,857,400)		4,004,843,458	97.9

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	71

Summary portfolio of investments (unaudited)	concluded

International Equity Fund ■ April 30, 2020

Principal	Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$46,100,000	0.560%, 05/06/20	$46,099,424	1.1%
	Other	18,997,478	0.5
		65,096,902	1.6
REPURCHASE AGREEMENT		1,570,000	0.0

	TOTAL SHORT-TERM INVESTMENTS (Cost $66,664,339)	66,666,902	1.6

	TOTAL PORTFOLIO (Cost $4,493,521,739)	4,071,510,360	99.5
	OTHER ASSETS & LIABILITIES, NET	20,951,647	0.5
	NET ASSETS	$4,092,462,007	100.0%

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/20, the aggregate value of these securities, including those in “Other,” is $84,607,834 or 2.1% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

International Equity Fund  ■  April 30, 2020

Sector	Value	% of net assets
HEALTH CARE	$694,197,579	17.0%
CONSUMER DISCRETIONARY	615,250,676	15.0
INDUSTRIALS	567,534,295	13.9
FINANCIALS	547,397,361	13.4
INFORMATION TECHNOLOGY	467,743,679	11.4
CONSUMER STAPLES	407,457,053	10.0
MATERIALS	326,426,787	8.0
COMMUNICATION SERVICES	173,899,913	4.2
UTILITIES	140,671,350	3.4
REAL ESTATE	52,980,139	1.3
ENERGY	11,284,626	0.3
SHORT-TERM INVESTMENTS	66,666,902	1.6
OTHER ASSETS & LIABILITIES, NET	20,951,647	0.5
NET ASSETS	$4,092,462,007	100.0%

72	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

International Opportunities Fund  ■  April 30, 2020

Shares		Company	Value	% of net assets

COMMON STOCKS

AUSTRALIA
1,132,096	*,e	Afterpay Touch Group Ltd	$22,512,467	1.4%
119,100		CSL Ltd	23,739,876	1.4
		Other	30,679,497	1.9
			76,931,840	4.7
BRAZIL
1,987,800		Magazine Luiza S.A.	18,167,612	1.1
708,257	*,e	Pagseguro Digital Ltd	17,940,150	1.1
683,500	*	XP, Inc	17,196,860	1.0
		Other	54,321,991	3.3
			107,626,613	6.5
CANADA
968,932		Alimentation Couche Tard, Inc	27,036,401	1.6
861,495		Dollarama, Inc	27,021,712	1.6
42,001	*	Shopify, Inc (Class A)	26,637,195	1.6
		Other	24,114,836	1.5
			104,810,144	6.3
CHINA
305,200	*	GDS Holdings Ltd (ADR)	17,494,064	1.1
1,204,600	e	Sunny Optical Technology Group Co Ltd	16,774,677	1.0
837,000		Tencent Holdings Ltd	44,000,615	2.7
436,400		Yum China Holdings, Inc	21,147,944	1.3
		Other	50,895,769	3.0
			150,313,069	9.1
DENMARK
146,100		Carlsberg AS (Class B)	18,430,946	1.1
510,300		Novo Nordisk AS	32,552,040	2.0
			50,982,986	3.1
FRANCE
171,602		Essilor International S.A.	21,317,161	1.3
83,512		L’Oreal S.A.	24,280,371	1.5
154,139		Teleperformance	34,528,509	2.1
			80,126,041	4.9
GERMANY
309,000		Bayer AG.	20,322,731	1.2
161,482		Beiersdorf AG.	16,895,602	1.0
134,400		Deutsche Boerse AG.	20,837,165	1.3
523,900	*	HelloFresh SE	18,673,480	1.1
412,193	*	TeamViewer AG.	17,887,380	1.1
		Other	11,728,479	0.7
			106,344,837	6.4
HONG KONG
1,258,300		Melco Crown Entertainment Ltd (ADR)	19,906,306	1.2
			19,906,306	1.2
INDONESIA			15,638,003	0.9
Shares		Company	Value	% of net assets

IRELAND
904,286		Keywords Studios plc	$18,115,954	1.1%
587,889		Smurfit Kappa Group plc	18,416,351	1.1
		Other	21,112,564	1.3
			57,644,869	3.5
ITALY
872,800		Amplifon S.p.A.	19,979,507	1.2
119,600		Ferrari NV	18,692,918	1.1
451,089		Moncler S.p.A	16,964,052	1.0
		Other	15,565,697	1.0
			71,202,174	4.3
JAPAN
255,200		Eisai Co Ltd	17,815,756	1.1
199,500		GMO Payment Gateway, Inc	17,785,287	1.1
749,300	e	Japan Elevator Service Holdings Co Ltd	19,056,600	1.2
786,100		MonotaRO Co Ltd	25,258,489	1.5
354,000		Paltac Corp	18,487,292	1.1
275,799	*,e	SHIFT, Inc	23,044,784	1.4
808,400		SMS Co Ltd	17,620,148	1.1
		Other	101,131,415	6.0
			240,199,771	14.5
NETHERLANDS
23,093	*,g	Adyen NV	22,806,177	1.4
107,047		ASML Holding NV	31,266,852	1.9
205,341	*,g	Just Eat Takeaway	20,917,747	1.3
		Other	10,771,355	0.6
			85,762,131	5.2
NORWAY			28,170,363	1.7
PHILIPPINES			19,157,496	1.2
PORTUGAL
1,204,396		Jeronimo Martins SGPS S.A.	20,418,751	1.2
			20,418,751	1.2
SPAIN			13,337,957	0.8
SWEDEN
370,835		Hexagon AB (B Shares)	18,197,593	1.1
396,800		Swedish Match AB	24,520,828	1.5
		Other	18,338,761	1.1
			61,057,182	3.7
SWITZERLAND
329,787	*	Alcon, Inc	17,405,171	1.1
71,067		Lonza Group AG.	31,032,512	1.9
115,900		Roche Holding AG.	40,135,862	2.4
			88,573,545	5.4
TAIWAN			37,575,759	2.3

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	73

Summary portfolio of investments (unaudited)	concluded

International Opportunities Fund ■ April 30, 2020

Shares		Company	Value	% of net assets

UNITED KINGDOM
1,164,480		Ashtead Group plc	$31,808,033	1.9%
5,921,288	*	boohoo.com plc	24,060,700	1.5
507,700		Dechra Pharmaceuticals plc	17,672,095	1.1
130,185		Linde plc (Xetra)	24,006,558	1.4
		Other	47,718,041	2.9
			145,265,427	8.8
UNITED STATES
112,300	*	Lululemon Athletica, Inc	25,096,804	1.5
			25,096,804	1.5
	TOTAL COMMON STOCKS (Cost $1,275,701,553)		1,606,142,068	97.2

Principal		Issuer

SHORT-TERM INVESTMENT
GOVERNMENT AGENCY DEBT			22,624,643	1.3
TREASURY DEBT			12,999,757	0.8
Shares		Company	Value	% of net assets

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
72,614,706	c	State Street Navigator Securities Lending Government Money Market Portfolio	$72,614,706	4.4%
			72,614,706	4.4
	TOTAL SHORT-TERM INVESTMENTS (Cost $108,238,920)		108,239,106	6.5
	TOTAL PORTFOLIO (Cost $1,383,940,473)		1,714,381,174	103.7
	OTHER ASSETS & LIABILITIES, NET		(61,210,117)	(3.7)
	NET ASSETS		$1,653,171,057	100.0%

.

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $127,812,258. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/20, the aggregate value of these securities, including those in “Other,” is $55,888,999 or 3.4% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

International Opportunities Fund  ■  April 30, 2020

		% of net
Sector	Value	assets
INFORMATION TECHNOLOGY	$383,587,796	23.3%
CONSUMER DISCRETIONARY	347,067,010	21.0
HEALTH CARE	220,673,926	13.3
INDUSTRIALS	194,852,749	11.8
CONSUMER STAPLES	174,362,713	10.5
FINANCIALS	113,636,483	6.9
MATERIALS	76,208,676	4.6
COMMUNICATION SERVICES	57,559,608	3.5
ENERGY	28,170,363	1.7
REAL ESTATE	10,022,744	0.6
SHORT-TERM INVESTMENTS	108,239,106	6.5
OTHER ASSETS & LIABILITIES, NET	(61,210,117)	(3.7)
NET ASSETS	$1,653,171,057	100.0%

74	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Quant International Equity Fund  ■  April 30, 2020

Shares		Company	Value	% of net assets

COMMON STOCKS
AUSTRALIA
66,151		CSL Ltd	$13,185,697	0.8%
182,530		Macquarie Group Ltd	12,091,333	0.7
		Other	88,293,400	5.1
			113,570,430	6.6
AUSTRIA			7,470,192	0.4
BELGIUM			20,089,590	1.2
DENMARK
106,969		Carlsberg AS (Class B)	13,494,455	0.8
356,903		Novo Nordisk AS	22,766,845	1.3
		Other	4,063,183	0.3
			40,324,483	2.4
FINLAND			20,615,435	1.2
FRANCE
374,248		Bouygues S.A.	11,514,925	0.7
119,825		Cap Gemini S.A.	11,264,839	0.6
18,341		Hermes International	13,408,554	0.8
30,644		LVMH Moet Hennessy Louis Vuitton S.A.	11,846,742	0.7
722,312	e	Peugeot S.A.	10,239,233	0.6
175,036		Schneider Electric S.A.	16,175,486	0.9
376,035	*	Total S.A.	13,346,374	0.8
		Other	78,623,088	4.6
			166,419,241	9.7
GERMANY
117,887		Allianz AG.	21,694,892	1.3
165,494		Bayer AG.	10,884,434	0.6
58,424		Muenchener Rueckver AG.	12,796,273	0.8
83,141		Volkswagen AG.	12,291,879	0.7
		Other	79,257,130	4.6
			136,924,608	8.0
HONG KONG
1,855,975		AIA Group Ltd	17,033,705	1.0
		Other	39,958,098	2.3
			56,991,803	3.3
IRELAND			11,527,429	0.7
ISRAEL			17,339,286	1.0
ITALY
900,225		Assicurazioni Generali S.p.A.	12,843,179	0.8
1,867,559		Enel S.p.A.	12,756,256	0.7
		Other	14,229,784	0.8
			39,829,219	2.3
Shares		Company	Value	% of net assets

JAPAN
631,900		Astellas Pharma, Inc	$10,451,087	0.6%
814,200		Dai-ichi Mutual Life Insurance Co	10,203,734	0.6
108,300		Fujitsu Ltd	10,521,169	0.6
602,600		Itochu Corp	11,814,038	0.7
632,900		Japan Tobacco, Inc	11,786,531	0.7
514,200		KDDI Corp	14,893,427	0.9
364,300		Mitsui Sumitomo Insurance Group Holdings, Inc	10,495,513	0.6
100,000		Shin-Etsu Chemical Co Ltd	11,030,199	0.6
258,500		Softbank Group Corp	11,079,982	0.7
271,300		Sony Corp	17,459,260	1.0
416,576		Toyota Motor Corp	25,755,587	1.5
		Other	290,464,774	16.9
			435,955,301	25.4
LUXEMBOURG			5,776,322	0.3
NETHERLANDS
99,222		ASML Holding NV	28,981,285	1.7
489,478		Koninklijke Ahold Delhaize NV	11,884,690	0.7
974,039		Royal Dutch Shell plc (B Shares)	15,593,036	0.9
152,671	e	Wolters Kluwer NV	11,229,475	0.6
		Other	15,321,352	0.9
			83,009,838	4.8
NEW ZEALAND			3,985,741	0.2
NORWAY			2,985,712	0.2
SINGAPORE			22,382,553	1.3
SOUTH AFRICA			9,334,679	0.5
SPAIN			37,607,764	2.2
SWEDEN			37,869,199	2.2
SWITZERLAND
1,360		Lindt & Spruengli AG.	10,594,387	0.6
353,184		Nestle S.A.	37,405,724	2.2
426,126		Novartis AG.	36,364,934	2.1
131,052		Roche Holding AG.	45,382,960	2.6
32,319		Swiss Life Holding	11,461,066	0.7
21,574	e	Swisscom AG.	11,209,675	0.6
46,988		Zurich Insurance Group AG	14,897,749	0.9
		Other	11,938,812	0.7
			179,255,307	10.4
UNITED KINGDOM
222,512		AstraZeneca plc (ADR)	11,632,927	0.7
544,617		British American Tobacco plc	20,991,834	1.2
330,222		Diageo plc	11,369,493	0.7
1,164,454		GlaxoSmithKline plc	24,293,529	1.4
4,813,977		Legal & General Group plc	12,376,731	0.7
566,236		RELX plc	12,775,299	0.7
349,231		Severn Trent plc	10,479,558	0.6
270,226		Unilever NV	13,457,059	0.8
		Other	112,761,447	6.6
			230,137,877	13.4

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	75

Summary portfolio of investments (unaudited)	concluded

Quant International Equity Fund ■ April 30, 2020

Shares		Company	Value	% of net assets

UNITED STATES
190,000		iShares MSCI EAFE Index Fund	$10,748,300	0.6%
		Other	3,896,669	0.3
			14,644,969	0.9
	TOTAL COMMON STOCKS (Cost $1,764,238,793)		1,694,046,978	98.6

Principal		Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			9,175,000	0.6

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
16,010,492	c	State Street Navigator Securities Lending Government Money Market Portfolio	16,010,492	0.9
			16,010,492	0.9
	TOTAL SHORT-TERM INVESTMENTS (Cost $25,185,492)		25,185,492	1.5
	TOTAL PORTFOLIO (Cost $1,789,424,285)		1,719,232,470	100.1
	OTHER ASSETS & LIABILITIES, NET		(983,371)	(0.1)
	NET ASSETS		$1,718,249,099	100.0%

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $30,592,747. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/20, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $16,170,510 or 0.9% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

Quant International Equity Fund  ■  April 30, 2020

Sector	Value	% of net assets
FINANCIALS	$282,697,530	16.3%
HEALTH CARE	247,272,466	14.4
INDUSTRIALS	238,446,214	13.9
CONSUMER STAPLES	211,282,477	12.3
CONSUMER DISCRETIONARY	188,748,728	11.0
INFORMATION TECHNOLOGY	128,833,882	7.5
MATERIALS	116,580,358	6.8
COMMUNICATION SERVICES	92,103,585	5.4
UTILITIES	69,841,161	4.1
ENERGY	61,762,641	3.6
REAL ESTATE	56,477,936	3.3
SHORT-TERM INVESTMENTS	25,185,492	1.5
OTHER ASSETS & LIABILITIES, NET	(983,371)	(0.1)
NET ASSETS	$1,718,249,099	100.0%

76	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)

Quant International Small-Cap Equity Fund  ■  April 30, 2020

Shares		Company	Value	% of net assets
COMMON STOCKS

AUSTRALIA
448,000		Ansell Ltd	$8,262,101	1.0%
2,395,000	e	Metcash Ltd	3,862,998	0.4
		Other	33,833,393	3.9
			45,958,492	5.3
AUSTRIA			5,110,016	0.6
BELGIUM
332,000		Euronav NV	3,708,168	0.4
		Other	7,763,997	0.9
			11,472,165	1.3
BRAZIL
617,000		Cia Paranaense de Energia	6,172,383	0.7
803,000		Transmissora Alianca de Energia Eletrica S.A.	4,060,851	0.5
1,282,000		Yamana Gold, Inc	6,041,826	0.7
		Other	5,155,203	0.6
			21,430,263	2.5
CANADA
59,000		Cogeco Communications, Inc	4,362,003	0.5
192,600		TFI International, Inc	5,340,968	0.6
		Other	39,995,094	4.6
			49,698,065	5.7
CHILE			734,268	0.1
CHINA			27,749,462	3.2
COLOMBIA			828,501	0.1
DENMARK
80,000		Royal Unibrew A.S.	6,189,299	0.7
		Other	9,093,909	1.1
			15,283,208	1.8
EGYPT			414,473	0.0
FINLAND
384,000		Kesko Oyj (B Shares)	6,256,934	0.7
234,000		Valmet Corp	5,351,360	0.6
		Other	486,590	0.1
			12,094,884	1.4
FRANCE			10,403,752	1.2
GERMANY			24,365,248	2.8
GREECE			372,716	0.0
HONG KONG			10,179,390	1.2
INDIA			7,098,703	0.8
INDONESIA			3,195,301	0.4
IRELAND			1,085,563	0.1
ISRAEL			9,678,733	1.1
ITALY
1,250,000		Hera S.p.A.	4,627,173	0.5
		Other	18,689,034	2.2
			23,316,207	2.7
Shares		Company	Value	% of net assets
JAPAN
65,000		BayCurrent Consulting, Inc	$3,683,459	0.4%
194,000		Cybozu, Inc	3,756,654	0.4
110,800		Daiwabo Co Ltd	6,825,832	0.8
73,000		Goldwin, Inc	3,930,101	0.5
768,000		Haseko Corp	8,337,869	1.0
1,231,000		Penta-Ocean Construction Co Ltd	6,218,867	0.7
593,000	*,e	Rengo Co Ltd	4,619,868	0.5
399,000		Sumitomo Forestry Co Ltd	4,929,288	0.6
1,361,000	e	Suruga Bank Ltd	4,729,101	0.5
236,000	e	Sushiro Global Holdings Ltd	3,639,919	0.4
672,000		Tokyo Steel Manufacturing Co Ltd	4,278,425	0.5
311,000		Toyo Tire & Rubber Co Ltd	3,641,580	0.4
		Other	136,408,646	15.8
			194,999,609	22.5
JORDAN			2,144,450	0.2
KOREA, REPUBLIC OF
177,000		Dongbu HiTek Co Ltd	3,891,452	0.5
213,000	*	Samsung Techwin Co Ltd	4,691,216	0.5
		Other	29,249,968	3.4
			37,832,636	4.4
MALAYSIA			3,608,773	0.4
MEXICO			8,034,029	0.9
NETHERLANDS
88,000		ASM International NV	9,686,872	1.1
290,000	g	Signify NV	5,903,338	0.7
		Other	5,163,215	0.6
			20,753,425	2.4
NEW ZEALAND			1,106,463	0.1
NORWAY			10,230,277	1.2
PAKISTAN			1,349,088	0.2
PHILIPPINES			683,235	0.1
POLAND			4,127,381	0.5
PORTUGAL			3,354,898	0.4
QATAR			570,953	0.1
RUSSIA			592,500	0.1
SAUDI ARABIA			12,571,736	1.5
SINGAPORE			3,741,051	0.4
SOUTH AFRICA
1,466,000	*	Harmony Gold Mining Co Ltd	5,395,258	0.6
		Other	898,430	0.1
			6,293,688	0.7
SPAIN			16,004,757	1.9
SWEDEN
191,000		Axfood AB	4,063,110	0.5
95,000	g	Evolution Gaming Group AB	4,350,673	0.5
315,000		Getinge AB (B Shares)	6,037,699	0.7
		Other	24,495,372	2.8
			38,946,854	4.5

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	77

Summary portfolio of investments (unaudited)	concluded

Quant International Small-Cap Equity Fund ■ April 30, 2020

Shares		Company	Value	% of net assets
SWITZERLAND
58,000		Cembra Money Bank AG.	$5,513,934	0.6%
98,000	g	Galenica AG.	7,017,813	0.8
68,000		PSP Swiss Property AG.	7,899,381	0.9
70,000	g	Sunrise Communications Group AG.	5,607,108	0.7
		Other	13,807,657	1.6
			39,845,893	4.6
TAIWAN
3,132,000		Compeq Manufacturing Co	4,142,989	0.5
1,455,000		Radiant Opto-Electronics Corp	4,775,307	0.6
785,000		Simplo Technology Co Ltd	8,152,686	0.9
1,259,000		Taiwan Surface Mounting Technology Co Ltd	3,776,501	0.4
1,177,000		Tripod Technology Corp	4,158,809	0.5
		Other	23,219,257	2.7
			48,225,549	5.6
THAILAND			10,254,654	1.2
TURKEY			7,201,447	0.8
UNITED ARAB EMIRATES			511,131	0.1
UNITED KINGDOM
1,286,000	g	Avast plc	7,407,314	0.9
1,618,000	g	ConvaTec Group plc	4,321,553	0.5
198,000	*	Dialog Semiconductor plc	6,218,162	0.7
588,000		Howden Joinery Group plc	3,877,394	0.5
592,000		Pennon Group plc	8,151,746	0.9
1,162,000		Rightmove plc	7,265,330	0.8
532,000		Unite Group plc	5,874,458	0.7
		Other	53,073,555	6.1
			96,189,512	11.1
UNITED STATES			1,381,257	0.2
		TOTAL COMMON STOCKS (Cost $931,775,241)	851,024,656	98.4

RIGHTS / WARRANTS

MALAYSIA			14,669	0.0

		TOTAL RIGHTS / WARRANTS (Cost $0)	14,669	0.0
Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$6,000,000		0.100%, 05/28/20	$5,999,595	0.7%
			5,999,595	0.7
REPURCHASE AGREEMENT			900,000	0.1

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
31,189,005	c	State Street Navigator Securities Lending Government Money Market Portfolio	31,189,005	3.6
			31,189,005	3.6
		TOTAL SHORT-TERM INVESTMENTS (Cost $38,088,555)	38,088,600	4.4

		TOTAL PORTFOLIO (Cost $969,863,796)	889,127,925	102.8
		OTHER ASSETS & LIABILITIES, NET	(23,974,993)	(2.8)
		NET ASSETS	$865,152,932	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $55,679,242. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/20, the aggregate value of these securities, including those in “Other,” is $62,252,035 or 7.2% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

78	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary of market values by sector (unaudited)

Quant International Small-Cap Equity Fund  ■  April 30, 2020

Sector	Value	% of net assets
INDUSTRIALS	$147,703,977	17.2%
INFORMATION TECHNOLOGY	108,350,930	12.5
MATERIALS	100,739,001	11.6
CONSUMER DISCRETIONARY	97,444,614	11.3
REAL ESTATE	87,478,429	10.1
HEALTH CARE	80,254,230	9.3
FINANCIALS	73,434,086	8.5
CONSUMER STAPLES	54,744,485	6.3
COMMUNICATION SERVICES	46,057,119	5.3
UTILITIES	32,829,790	3.8
ENERGY	22,002,664	2.5
SHORT-TERM INVESTMENTS	38,088,600	4.4
OTHER ASSETS & LIABILITIES, NET	(23,974,993)	(2.8)
NET ASSETS	$865,152,932	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	79

Summary portfolio of investments (unaudited)

Social Choice International Equity Fund  ■  April 30, 2020

Shares		Company	Value	% of net assets
COMMON STOCKS

AUSTRALIA
79,921		Commonwealth Bank of Australia	$3,228,527	0.8%
20,142		CSL Ltd	4,014,849	1.0
179,165		National Australia Bank Ltd	1,963,197	0.5
		Other	15,682,148	3.9
			24,888,721	6.2
AUSTRIA			1,748,546	0.4
BELGIUM			3,976,619	1.1
DENMARK
74,403		Novo Nordisk AS	4,746,168	1.2
		Other	3,475,315	0.8
			8,221,483	2.0
FINLAND			3,629,828	0.9
FRANCE
16,251		Air Liquide	2,064,758	0.5
36,518		Danone	2,545,196	0.6
4,447		Kering	2,262,209	0.6
12,089		L’Oreal S.A.	3,514,769	0.9
47,884		Sanofi-Aventis	4,677,009	1.2
26,233		Schneider Electric S.A.	2,424,253	0.6
110,460	*	Total S.A.	3,920,488	1.0
		Other	18,043,123	4.6
			39,451,805	10.0
GERMANY
19,608		Allianz AG.	3,608,485	0.9
46,905		BASF SE	2,400,432	0.6
40,677		SAP AG.	4,844,922	1.2
37,275		Siemens AG.	3,439,852	0.9
		Other	18,864,822	4.7
			33,158,513	8.3
HONG KONG
73,838		Hong Kong Exchanges and Clearing Ltd	2,367,404	0.6
		Other	13,968,103	3.6
			16,335,507	4.2
IRELAND			2,874,257	0.7
ISRAEL			2,716,305	0.6
ITALY
403,784		Enel S.p.A.	2,758,024	0.7
		Other	5,007,759	1.4
			7,765,783	2.1
JAPAN
128,000		Astellas Pharma, Inc	2,117,011	0.5
16,255	*	Chugai Pharmaceutical Co Ltd	1,937,624	0.5
101,261		Honda Motor Co Ltd	2,459,038	0.6
29,200		Kao Corp	2,251,796	0.6
79,196		KDDI Corp	2,293,854	0.6
9,146		Keyence Corp	3,265,232	0.8
95,579		Mitsubishi Corp	2,027,038	0.5
Shares		Company	Value	% of net assets
JAPAN—continued
6,104		Nintendo Co Ltd	$2,520,488	0.7%
73,912		NTT DoCoMo, Inc	2,178,277	0.6
68,929		Recruit Holdings Co Ltd	2,010,740	0.5
58,415		Sony Corp	3,759,243	0.9
80,600		Takeda Pharmaceutical Co Ltd	2,906,552	0.7
91,695	e	Toyota Motor Corp	5,669,214	1.4
		Other	64,809,914	16.2
			100,206,021	25.1
LUXEMBOURG			925,786	0.2
NETHERLANDS
17,469		ASML Holding NV	5,102,438	1.3
29,825	*	Prosus NV	2,261,059	0.6
		Other	4,818,325	1.2
			12,181,822	3.1
NEW ZEALAND			2,043,774	0.4
NORWAY			4,462,738	1.1
PORTUGAL			1,283,771	0.3
SINGAPORE			4,993,359	1.3
SPAIN
271,131		Iberdrola S.A.	2,697,150	0.7
		Other	8,266,060	2.1
			10,963,210	2.8
SWEDEN			11,478,820	2.8
SWITZERLAND
106,070		ABB Ltd	2,013,449	0.5
4,986		Lonza Group AG.	2,177,214	0.5
105,942		Nestle S.A.	11,220,319	2.8
25,879		Roche Holding AG.	8,961,829	2.3
227,462		UBS Group AG	2,435,548	0.6
8,338		Zurich Insurance Group AG	2,643,599	0.7
		Other	10,501,663	2.6
			39,953,621	10.0
UNITED KINGDOM
33,485		AstraZeneca plc	3,502,263	0.9
40,545		AstraZeneca plc (ADR)	2,119,693	0.5
118,023		Compass Group plc	1,986,021	0.5
22,014		London Stock Exchange Group plc	2,060,440	0.5
196,260		National Grid plc	2,299,922	0.6
161,890		Prudential plc	2,283,848	0.6
110,090		RELX plc	2,483,828	0.6
693,678		Tesco plc	2,051,772	0.5
		Other	34,005,008	8.5
			52,792,795	13.2
UNITED STATES			1,639,821	0.4
		TOTAL COMMON STOCKS (Cost $419,425,381)	387,692,905	97.2

80	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Social Choice International Equity Fund ■ April 30, 2020

Principal	Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$4,000,000	0.120%, 07/09/20	$3,999,080	1.0%
		3,999,080	1.0
REPURCHASE AGREEMENT
	Fixed Income Clearing Corp
2,590,000	0.020%, 05/01/20	2,590,000	0.7
		2,590,000	0.7
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
5,144,842	c	State Street Navigator Securities Lending Government Money Market Portfolio	$5,144,842	1.3%
			5,144,842	1.3

		TOTAL SHORT-TERM INVESTMENTS (Cost $11,733,922)	11,733,922	3.0

		TOTAL PORTFOLIO (Cost $431,159,303)	399,426,827	100.2
		OTHER ASSETS & LIABILITIES, NET	(661,893)	(0.2)
		NET ASSETS	$398,764,934	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $6,582,941. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/20, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, amounted to $2,680,156 or 0.7% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of April 30, 2020 were as follows:

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
MSCI EAFE Index	88		06/19/20	$7,079,361	$7,208,520	$129,159

Summary of market values by sector (unaudited)

Social Choice International Equity Fund  ■  April 30, 2020

Sector	Value	% of net assets
FINANCIALS	$65,576,117	16.5%
HEALTH CARE	55,774,128	14.0
INDUSTRIALS	49,999,713	12.5
CONSUMER STAPLES	49,368,869	12.4
CONSUMER DISCRETIONARY	41,164,747	10.3
MATERIALS	30,720,105	7.7
INFORMATION TECHNOLOGY	26,642,824	6.7
COMMUNICATION SERVICES	20,029,192	5.0
UTILITIES	17,087,525	4.3
REAL ESTATE	16,126,679	4.0
ENERGY	15,203,006	3.8
SHORT-TERM INVESTMENTS	11,733,922	3.0
OTHER ASSETS & LIABILITIES, NET	(661,893)	(0.2)
NET ASSETS	$398,764,934	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	81

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds  ■  April 30, 2020

	Growth & Income Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Quant Large-Cap Growth Fund	Quant Large-Cap Value Fund	Quant Small-Cap Equity Fund	Quant Small/Mid-Cap Equity Fund	Social Choice Equity Fund
ASSETS
Portfolio investments, at value*†	$5,948,576,247	$5,940,993,978	$4,542,456,289	$1,190,394,949	$2,003,359,523	$2,998,650,161	$1,154,930,425	$2,319,542,636	$595,503,974	$4,499,849,887
Cash	6,253	1,178	36,996	1,909	4,168	—	—	—	—	—
Receivable from securities transactions	128,182,701	38,131,752	59,649,824	29,384,926	18,057,007	59,500,035	21,785,700	13,262,463	21,871,373	—
Receivable from Fund shares sold	225,735	1,696,141	348,158	394,961	718,264	47,488	23,147	710,354	59,460	4,294,296
Dividends and interest receivable	5,207,033	2,296,804	6,180,528	87,951	1,015,041	1,017,220	1,483,823	361,229	100,860	4,581,992
Due from affiliates	1,064,880	1,028,495	859,553	—	61,732	683,831	326,188	266,132	213,876	17,855
Receivable for variation margin on open futures contracts	—	—	—	—	—	—	—	1,631,130	—	629,674
Other	769,993	595,788	721,764	227,584	514,603	163,538	158,897	355,703	16,482	220,684
Total assets	6,084,032,842	5,984,744,136	4,610,253,112	1,220,492,280	2,023,730,338	3,060,062,273	1,178,708,180	2,336,129,647	617,766,025	4,509,594,388
LIABILITIES
Management fees payable	1,833,746	1,800,190	1,463,140	409,396	677,802	700,161	312,319	688,486	206,063	510,784
Service agreement fees payable	82,578	61,144	84,256	58,583	78,758	458	122	57,662	2,891	130,788
Distribution fees payable	213,363	179,648	30,746	39,499	41,386	—	—	23,477	1,032	91,169
Due to affiliates	73,863	68,615	68,615	37,590	46,341	36,463	32,393	51,655	38,567	57,655
Overdraft payable	—	—	—	—	—	9,817,210	3,138,619	2,342,434	1,530,992	939,134
Payable for collateral for securities loaned	28,183,933	—	64,060	38,178,389	20,425,276	13,855,340	5,790,034	109,039,569	4,006,046	49,075,992
Payable for securities transactions	55,678,201	60,423,999	—	30,167,920	12,456,944	—	—	15,504,735	11,321,423	—
Payable for Fund shares redeemed	56,646,420	42,146,658	42,707,050	69,040	944,523	45,996,762	17,944,077	10,279,196	8,575,862	8,511,304
Written options◊	34,412,204	621,296	—	2,163,250	—	—	—	—	—	—
Payable for trustee compensation	398,449	271,252	408,915	149,997	358,165	161,982	155,302	228,471	16,321	218,676
Accrued expenses and other payables	323,457	269,977	177,370	110,965	208,161	81,017	63,074	145,209	74,326	137,645
Total liabilities	177,846,214	105,842,779	45,004,152	71,384,629	35,237,356	70,649,393	27,435,940	138,360,894	25,773,523	59,673,147
NET ASSETS	$5,906,186,628	$5,878,901,357	$4,565,248,960	$1,149,107,651	$1,988,492,982	$2,989,412,880	$1,151,272,240	$2,197,768,753	$591,992,502	$4,449,921,241
NET ASSETS CONSIST OF:
Paid-in-capital	$4,118,557,602	$3,386,967,176	$4,327,871,693	$956,207,667	$2,173,028,353	$1,884,825,379	$978,700,585	$2,516,328,088	$607,460,676	$3,500,040,525
Total distributable earnings (loss)	1,787,629,026	2,491,934,181	237,377,267	192,899,984	(184,535,371)	1,104,587,501	172,571,655	(318,559,335)	(15,468,174)	949,880,716
NET ASSETS	$5,906,186,628	$5,878,901,357	$4,565,248,960	$1,149,107,651	$1,988,492,982	$2,989,412,880	$1,151,272,240	$2,197,768,753	$591,992,502	$4,449,921,241
* Includes securities loaned of	$27,981,918	$—	$58,474	$36,751,701	$27,123,404	$13,535,913	$5,551,390	$109,684,438	$3,983,752	$51,562,783
† Portfolio investments, cost	$4,055,119,085	$3,800,031,569	$4,239,567,494	$1,079,237,731	$2,284,050,046	$1,869,107,749	$994,773,065	$2,461,048,208	$598,004,135	$3,547,233,435
◊ Written options premiums	$38,536,869	$681,573	$—	$902,751	$—	$—	$—	$—	$—	$—

82	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	83

Statements of assets and liabilities (unaudited)	continued

TIAA-CREF Funds  ■  April 30, 2020

	Growth & Income Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Quant Large-Cap Growth Fund	Quant Large-Cap Value Fund	Quant Small-Cap Equity Fund	Quant Small/Mid-Cap Equity Fund	Social Choice Equity Fund
INSTITUTIONAL CLASS:
Net assets	$1,119,979,133	$1,415,504,502	$1,449,830,730	$619,870,116	$1,340,760,376	$179,862,083	$58,325,416	$1,063,086,409	$34,209,282	$3,262,770,845
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	85,704,841	64,407,768	96,658,602	31,777,438	102,425,688	12,420,200	7,413,457	85,438,039	3,531,010	174,370,906
Net asset value per share	$13.07	$21.98	$15.00	$19.51	$13.09	$14.48	$7.87	$12.44	$9.69	$18.71
ADVISOR CLASS:
Net assets	$2,130,897	$3,020,318	$218,532	$151,137	$459,117	$1,262,972	$385,086	$516,004	$1,113,912	$24,472,680
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	162,966	137,490	14,578	7,749	35,113	87,078	48,866	41,481	114,721	1,308,841
Net asset value per share	$13.08	$21.97	$14.99	$19.50	$13.08	$14.50	$7.88	$12.44	$9.71	$18.70
PREMIER CLASS:
Net assets	$35,774,327	$17,308,441	$83,744,014	$42,522,677	$77,577,558	$—	$—	$75,968,241	$97,463	$86,154,148
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,733,598	788,100	5,593,895	2,195,285	5,936,732	—	—	6,145,462	10,000	4,622,222
Net asset value per share	$13.09	$21.96	$14.97	$19.37	$13.07	$—	$—	$12.36	$9.75	$18.64
RETIREMENT CLASS:
Net assets	$422,514,840	$315,871,865	$430,187,125	$306,179,431	$404,806,710	$—	$—	$306,040,773	$15,113,763	$653,256,850
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	31,688,727	14,468,849	28,782,030	16,290,295	31,154,543	—	—	25,376,564	1,565,494	34,343,766
Net asset value per share	$13.33	$21.83	$14.95	$18.80	$12.99	$—	$—	$12.06	$9.65	$19.02
RETAIL CLASS:
Net assets	$1,082,800,206	$929,042,193	$107,215,601	$180,384,290	$164,889,221	$—	$—	$93,633,269	$5,366,172	$423,266,718
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	59,500,476	42,387,580	7,503,184	9,615,561	13,064,056	—	—	7,869,410	556,531	25,619,221
Net asset value per share	$18.20	$21.92	$14.29	$18.76	$12.62	$—	$—	$11.90	$9.64	$16.52
CLASS W:
Net assets	$3,242,987,225	$3,198,154,038	$2,494,052,958	$—	$—	$2,808,287,825	$1,092,561,738	$658,524,057	$536,091,910	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	248,161,337	145,311,304	166,044,547	—	—	193,697,553	138,948,715	52,909,294	55,252,069	—
Net asset value per share	$13.07	$22.01	$15.02	$—	$—	$14.50	$7.86	$12.45	$9.70	$—

84	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	85

Statements of assets and liabilities (unaudited)	continued

TIAA-CREF Funds  ■  April 30, 2020

	Social Choice Low Carbon Equity Fund	Emerging Markets Equity Fund	International Equity Fund	International Opportunities Fund	Quant International Equity Fund	Quant International Small-Cap Equity Fund	Social Choice International Equity Fund
ASSETS
Portfolio investments, at value*†	$285,545,482	$1,492,447,991	$4,071,510,360	$1,714,381,174	$1,719,232,470	$889,127,925	$399,426,827
Affiliated investments, at value‡	—	37,539,903	—	—	—	—	—
Cash	—	7,866	3,815	53,127	—	9,955	406,640
Cash - foreign^	—	3,558,542	1,694,282	—	815,397	1,023,721	214,281
Receivable from securities transactions	132,625	35,220,026	1,691,406	21,913,861	38,540,692	38,133,473	1,888,821
Receivable from Fund shares sold	630,454	1,401,315	3,573,735	1,594,209	12,534,270	5,957,908	1,398,099
Dividends and interest receivable	352,639	3,507,837	23,241,611	4,073,030	13,798,924	5,446,424	1,821,907
Due from affiliates	14,318	838,133	539,368	709,081	519,967	463,922	15,715
Receivable for variation margin on open futures contracts	84,701	—	—	—	—	—	129,342
Other	3,716	194,809	689,212	197,751	113,794	21,396	3,173
Total assets	286,763,935	1,574,716,422	4,102,943,789	1,742,922,233	1,785,555,514	940,184,724	405,304,805
LIABILITIES
Management fees payable	52,264	996,452	1,483,689	763,379	511,627	426,858	91,516
Service agreement fees payable	23,733	20,631	70,549	28,070	—	611	19,210
Distribution fees payable	3,594	2,309	50,314	741	—	131	1,744
Due to affiliates	30,705	44,107	63,356	45,232	31,138	40,318	30,934
Overdraft payable	127,396	—	—	—	7,307	—	—
Payable for collateral for securities loaned	2,470,010	22,033,739	—	72,614,706	16,010,492	31,189,005	5,144,842
Payable for securities transactions	—	28,451,795	1,692,844	9,926,125	49,410,096	42,024,047	1,051,551
Payable for Fund shares redeemed	16,075	5,590,099	6,417,632	6,227,300	1,084,130	1,263,787	91,393
Written options◊	—	64,000	—	—	—	—	—
Payable for trustee compensation	3,575	72,888	344,138	67,393	113,196	21,165	2,484
Accrued expenses and other payables	61,475	201,726	359,260	78,230	138,429	65,870	106,197
Total liabilities	2,788,827	57,477,746	10,481,782	89,751,176	67,306,415	75,031,792	6,539,871
NET ASSETS	$283,975,108	$1,517,238,676	$4,092,462,007	$1,653,171,057	$1,718,249,099	$865,152,932	$398,764,934
NET ASSETS CONSIST OF:
Paid-in-capital	$262,486,747	$1,620,297,698	$4,812,120,583	$1,409,100,939	$1,966,711,625	$1,122,547,625	$433,118,560
Total distributable earnings (loss)	21,488,361	(103,059,022)	(719,658,576)	244,070,118	(248,462,526)	(257,394,693)	(34,353,626)
NET ASSETS	$283,975,108	$1,517,238,676	$4,092,462,007	$1,653,171,057	$1,718,249,099	$865,152,932	$398,764,934
* Includes securities loaned of	$2,465,826	$21,627,945	$—	$127,812,258	$30,592,747	$55,679,242	$6,582,941
† Portfolio investments, cost	$263,381,108	$1,502,836,969	$4,493,521,739	$1,383,940,473	$1,789,424,285	$969,863,796	$431,159,303
‡ Affiliated investments, cost	$—	$61,885,733	$—	$—	$—	$—	$—
^ Foreign cash, cost	$—	$3,507,525	$1,678,286	$—	$809,137	$1,021,788	$212,263
◊ Written options premiums	$—	$190,440	$—	$—	$—	$—	$—

86	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	87

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Funds  ■  April 30, 2020

	Social Choice Low Carbon Equity Fund	Emerging Markets Equity Fund	International Equity Fund	International Opportunities Fund	Quant International Equity Fund	Quant International Small-Cap Equity Fund	Social Choice International Equity Fund

INSTITUTIONAL CLASS:
Net assets	$140,084,608	$233,962,399	$2,092,828,187	$113,359,036	$110,672,402	$47,874,035	$288,600,616
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	10,690,033	23,746,372	224,926,759	9,150,636	17,862,415	6,034,174	30,469,486
Net asset value per share	$13.10	$9.85	$9.30	$12.39	$6.20	$7.93	$9.47
ADVISOR CLASS:
Net assets	$1,248,456	$209,623	$2,858,867	$3,337,417	$151,691	$65,320	$1,273,763
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	95,323	21,297	300,615	269,722	24,517	8,239	134,513
Net asset value per share	$13.10	$9.84	$9.51	$12.37	$6.19	$7.93	$9.47
PREMIER CLASS:
Net assets	$1,323,091	$6,962,986	$93,511,459	$313,421	$—	$58,871	$416,270
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	100,767	706,089	10,068,512	25,248	—	7,327	43,922
Net asset value per share	$13.13	$9.86	$9.29	$12.41	$—	$8.03	$9.48
RETIREMENT CLASS:
Net assets	$123,426,669	$102,724,065	$352,348,630	$138,789,423	$—	$3,078,422	$98,938,498
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	9,453,382	10,464,628	36,405,368	11,239,634	—	388,173	10,468,260
Net asset value per share	$13.06	$9.82	$9.68	$12.35	$—	$7.93	$9.45
RETAIL CLASS:
Net assets	$17,892,284	$7,694,024	$199,898,591	$3,696,246	$—	$643,677	$9,535,787
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,369,405	781,732	34,109,975	298,671	—	80,975	1,009,028
Net asset value per share	$13.07	$9.84	$5.86	$12.38	$—	$7.95	$9.45
CLASS W:
Net assets	$—	$1,165,685,579	$1,351,016,273	$1,393,675,514	$1,607,425,006	$813,432,607	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	117,937,508	144,954,664	112,249,245	259,072,639	102,277,428	—
Net asset value per share	$—	$9.88	$9.32	$12.42	$6.20	$7.95	$—

88	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	89

Statements of operations (unaudited)

TIAA-CREF Funds  ■  For the period ended April 30, 2020

	Growth & Income Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Quant Large-Cap Growth Fund	Quant Large-Cap Value Fund	Quant Small-Cap Equity Fund	Quant Small/Mid-Cap Equity Fund	Social Choice Equity Fund
INVESTMENT INCOME
Dividends*	$50,663,686	$24,229,046	$60,207,701	$3,581,192	$17,572,359	$19,238,708	$18,532,610	$9,292,431	$3,783,109	$39,548,399
Payment from affiliate	453,332	395,463	387,226	94,798	192,055	—	—	—	—	—
Income from securities lending	376,060	8,384	651	114,664	247,572	14,064	18,969	615,694	33,347	120,018
Interest	193,489	273,550	117,554	100,370	102,248	50,515	21,669	302,016	9,023	127,215
Total income	51,686,567	24,906,443	60,713,132	3,891,024	18,114,234	19,303,287	18,573,248	10,210,141	3,825,479	39,795,632
EXPENSES
Management fees	12,409,577	11,331,456	10,438,158	2,943,891	5,347,084	4,373,737	2,433,452	5,103,849	1,487,064	3,491,933
Shareholder servicing – Institutional Class	1,017	2,215	878	916	1,636	3,266	209	1,734	143	6,285
Shareholder servicing – Advisor Class	697	1,347	57	66	327	664	199	320	195	8,364
Shareholder servicing – Premier Class	46	34	54	36	59	—	—	60	22	4,923
Shareholder servicing – Retirement Class	591,542	389,281	652,761	423,713	660,788	—	—	483,897	17,450	847,763
Shareholder servicing – Retail Class	225,245	222,099	35,864	48,198	67,211	—	—	33,330	3,404	56,486
Shareholder servicing – Class W	1,109	1,125	959	—	—	921	684	399	385	—
Distribution fees – Premier Class	31,209	13,933	83,776	36,951	79,256	—	—	74,670	84	70,034
Distribution fees – Retail Class	1,466,098	1,148,900	155,050	242,292	262,388	—	—	143,794	7,314	564,803
Administrative service fees	95,788	89,341	88,495	48,667	59,636	47,661	40,757	66,629	50,389	75,565
Registration fees	54,862	60,574	52,419	39,223	38,324	26,294	24,522	40,430	42,871	53,568
Custody and accounting fees	50,954	45,518	31,915	16,539	19,647	19,242	21,667	52,170	17,523	26,559
Trustee fees and expenses	41,225	35,839	35,388	8,673	17,621	18,275	11,316	17,541	4,362	30,013
Overdraft expense	5,069	8,413	565	821	12,626	37,490	199,010	29,228	11,541	6,253
Other expenses	150,823	143,603	134,586	60,145	169,960	59,636	58,273	71,642	40,194	436,715
Total expenses	15,125,261	13,493,678	11,710,925	3,870,131	6,736,563	4,587,186	2,790,089	6,119,693	1,682,941	5,679,264
Less: Expenses reimbursed by the investment adviser	(6,621,130)	(6,283,055)	(5,494,297)	—	—	(4,232,328)	(2,293,246)	(1,198,860)	(1,488,190)	—
Fee waiver by investment adviser and Nuveen Securities	(157,852)	(142,878)	(391,482)	—	(503,382)	—	(162,286)	(527,087)	—	(121,241)
Net expenses	8,346,279	7,067,745	5,825,146	3,870,131	6,233,181	354,858	334,557	4,393,746	194,751	5,558,023
Net investment income (loss)	43,340,288	17,838,698	54,887,986	20,893	11,881,053	18,948,429	18,238,691	5,816,395	3,630,728	34,237,609
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments‡	(75,374,931)	354,908,055	(55,162,037)	88,526,148	124,637,698	(33,002,925)	27,251,263	(156,584,543)	(13,489,607)	(12,712,933)
Purchased options	3,610,101	—	—	(3,063,577)	—	—	—	—	—	—
Written options	(17,798,649)	140,018	—	1,440,673	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—	(148,184)	(11,961,071)	—	(5,847,845)
Foreign currency transactions	(78,575)	(84,610)	10	20,743	(1,513)	—	—	—	—	—
Net realized gain (loss) on total investments	(89,642,054)	354,963,463	(55,162,027)	86,923,987	124,636,185	(33,002,925)	27,103,079	(168,545,614)	(13,489,607)	(18,560,778)
Change in unrealized appreciation (depreciation) on:
Portfolio investments	(251,052,015)	32,596,379	(689,195,007)	(117,884,159)	(687,373,732)	154,918,907	(196,370,591)	(347,675,066)	(98,824,584)	(195,536,455)
Purchased options	(756,321)	143,803	—	990,196	—	—	—	—	—	—
Written options	(15,971)	60,277	—	(2,296,979)	—	—	—	—	—	—
Futures contracts	—	—	—	—	—	—	—	1,286,705	—	289,766
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(3,068)	(4,721)	(1,510)	3,608	(3,599)	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	(251,827,375)	32,795,738	(689,196,517)	(119,187,334)	(687,377,331)	154,918,907	(196,370,591)	(346,388,361)	(98,824,584)	(195,246,689)
Net realized and unrealized gain (loss) on total investments	(341,469,429)	387,759,201	(744,358,544)	(32,263,347)	(562,741,146)	121,915,982	(169,267,512)	(514,933,975)	(112,314,191)	(213,807,467)
Net increase (decrease) in net assets from operations	$(298,129,141)	$405,597,899	$(689,470,558)	$(32,242,454)	$(550,860,093)	$140,864,411	$(151,028,821)	$(509,117,580)	$(108,683,463)	$(179,569,858)
* Net of foreign withholding taxes of	$157,273	$210,501	$40,848	$23,807	$38,829	$—	$3,149	$26,444	$8,506	$1,720
‡ Includes net realized gain (loss) from securities sold to affiliates of	$(2,526,799)	$(1,962,365)	$149,980	$148,678	$4,816,050	$(4,926,041)	$3,584,569	$(1,016,252)	$1,217,270	$1,684,004

90	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	91

Statements of operations (unaudited)	concluded

TIAA-CREF Funds ■ For the period ended April 30, 2020

	Social Choice Low Carbon Equity Fund	Emerging Markets Equity Fund	International Equity Fund	International Opportunities Fund	Quant International Equity Fund	Quant International Small-Cap Equity Fund	Social Choice International Equity Fund
INVESTMENT INCOME
Dividends*	$2,278,368	$9,952,711	$47,901,368	$10,598,281	$26,273,560	$12,617,297	$4,234,635
Dividends from affiliated investments	—	750,557	—	—	—	—	—
Payment from affiliate	—	147,024	419,362	158,193	—	—	—
Income from securities lending	6,412	67,286	189,939	761,671	115,614	262,875	23,735
Interest	23,118	520,613	681,736	472,521	60,026	55,785	33,584
Total income	2,307,898	11,438,191	49,192,405	11,990,666	26,449,200	12,935,957	4,291,954
EXPENSES
Management fees	314,545	6,694,788	10,251,287	5,107,597	3,642,833	3,017,787	486,333
Shareholder servicing – Institutional Class	132	276	3,318	192	367	142	263
Shareholder servicing – Advisor Class	615	403	1,324	2,138	197	28	644
Shareholder servicing – Premier Class	27	26	64	25	—	22	29
Shareholder servicing – Retirement Class	150,512	161,114	523,049	200,470	—	4,280	105,045
Shareholder servicing – Retail Class	4,610	5,393	102,902	2,996	—	1,744	2,448
Shareholder servicing – Class W	—	563	550	641	680	480	—
Distribution fees – Premier Class	1,597	5,936	89,594	736	—	52	1,138
Distribution fees – Retail Class	21,440	11,631	287,277	4,995	—	958	9,122
Administrative service fees	40,217	57,664	82,805	59,181	41,067	52,749	40,692
Registration fees	44,026	46,569	63,647	46,547	24,675	40,497	47,779
Custody and accounting fees	14,853	201,351	179,880	76,831	88,285	131,727	72,028
Trustee fees and expenses	1,520	10,370	30,247	11,404	12,978	6,220	1,833
Overdraft expense	2,902	9,184	41,902	1,156	32,471	22,960	2,202
Other expenses	58,720	83,725	171,694	63,483	69,047	63,536	72,067
Total expenses	655,716	7,288,993	11,829,540	5,578,392	3,912,600	3,343,182	841,623
Less: Expenses reimbursed by the investment adviser	(71,641)	(5,365,429)	(3,511,832)	(4,622,256)	(3,610,181)	(2,890,738)	(73,246)
Fee waiver by investment adviser and Nuveen Securities	—	—	—	—	—	(232,251)	—
Net expenses	584,075	1,923,564	8,317,708	956,136	302,419	220,193	768,377
Net investment income (loss)	1,723,823	9,514,627	40,874,697	11,034,530	26,146,781	12,715,764	3,523,577
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments‡	(125,453)	(41,196,947)	106,240,567	(28,857,525)	(71,114,392)	(56,469,494)	(1,483,950)
Affiliated investments	—	(1,113,594)	—	—	—	—	—
Purchased options	—	(1,395,309)	—	—	—	—	—
Written options	—	2,726,048	—	—	—	—	—
Futures contracts	(894,717)	—	—	—	—	—	(2,255,512)
Foreign currency transactions	—	(1,209,424)	(3,261,590)	(346,412)	142,969	(212,645)	2,751
Net realized gain (loss) on total investments	(1,020,170)	(42,189,226)	102,978,977	(29,203,937)	(70,971,423)	(56,682,139)	(3,736,711)
Change in unrealized appreciation (depreciation) on:
Portfolio investments**	(8,473,618)	(144,961,632)	(814,571,504)	(84,586,766)	(266,590,778)	(151,953,482)	(45,580,221)
Affiliated investments	—	(30,675,242)	—	—	—	—	—
Purchased options	—	(167,668)	—	—	—	—	—
Written options	—	(49,239)	—	—	—	—	—
Futures contracts	64,567	—	—	—	—	—	126,267
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	(117,653)	(137,223)	(4,455)	32,703	(76,794)	10,731
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	(8,409,051)	(175,971,434)	(814,708,727)	(84,591,221)	(266,558,075)	(152,030,276)	(45,443,223)
Net realized and unrealized gain (loss) on total investments	(9,429,221)	(218,160,660)	(711,729,750)	(113,795,158)	(337,529,498)	(208,712,415)	(49,179,934)
Net increase (decrease) in net assets from operations	$(7,705,398)	$(208,646,033)	$(670,855,053)	$(102,760,628)	$(311,382,717)	$(195,996,651)	$(45,656,357)
* Net of foreign withholding taxes of	$218	$1,301,727	$5,294,377	$1,359,325	$2,497,694	$1,355,896	$448,036
‡ Includes net realized gain (loss) from securities sold to affiliates of	$(9,173)	$(978,244)	$(5,105,544)	$—	$(2,514,408)	$—	$(296,377)
** Includes net change in unrealized foreign capital gains taxes of	$—	$527,398	$—	$443,254	$—	$—	$—

92	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	93

Statements of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended

		Growth & Income Fund		Large-Cap Growth Fund		Large-Cap Value Fund		Mid-Cap Growth Fund		Mid-Cap Value Fund		Quant Large-Cap Growth Fund
		April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019
		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$43,340,288	$107,265,531	$17,838,698	$37,119,971	$54,887,986	$131,127,532	$20,893	$1,283,696	$11,881,053	$65,880,205	$18,948,429	$39,040,233
Net realized gain (loss) on total investments		(89,642,054)	332,090,427	354,963,463	250,902,222	(55,162,027)	14,532,355	86,923,987	153,961,882	124,636,185	503,270,693	(33,002,925)	160,845,834
Net change in unrealized appreciation (depreciation) on total investments		(251,827,375)	265,258,196	32,795,738	424,851,755	(689,196,517)	449,893,389	(119,187,334)	51,209,849	(687,377,331)	(354,588,542)	154,918,907	168,334,647
Net increase (decrease) in net assets from operations		(298,129,141)	704,614,154	405,597,899	712,873,948	(689,470,558)	595,553,276	(32,242,454)	206,455,427	(550,860,093)	214,562,356	140,864,411	368,220,714
DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(84,368,981)	(138,360,955)	(59,458,798)	(130,397,085)	(38,755,194)	(247,598,799)	(80,335,148)	(101,932,287)	(337,686,068)	(323,369,024)	(12,286,058)	(13,125,271)
	Advisor Class	(126,156)	(107,915)	(129,148)	(930,419)	(4,294)	(19,754)	(22,522)	(21,699)	(164,800)	(93,193)	(88,849)	(125,789)
	Premier Class	(2,632,562)	(10,764,573)	(850,923)	(2,205,073)	(2,491,295)	(20,780,623)	(5,427,327)	(9,514,805)	(21,311,997)	(28,793,288)	—	—
	Retirement Class	(28,765,071)	(43,138,705)	(12,895,313)	(39,209,332)	(10,640,127)	(73,663,714)	(37,939,320)	(47,065,424)	(105,807,299)	(99,023,544)	—	—
	Retail Class	(51,812,655)	(69,520,975)	(37,462,033)	(104,022,118)	(2,571,729)	(20,003,030)	(21,438,004)	(24,618,704)	(43,383,143)	(37,639,603)	—	—
	Class W	(209,645,090)	(272,252,422)	(148,119,014)	(309,434,286)	(73,355,148)	(289,089,025)	—	—	—	—	(175,681,424)	(196,129,076)
Total distributions		(377,350,515)	(534,145,545)	(258,915,229)	(586,198,313)	(127,817,787)	(651,154,945)	(145,162,321)	(183,152,919)	(508,353,307)	(488,918,652)	(188,056,331)	(209,380,136)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	76,963,512	189,838,976	164,254,473	350,011,542	78,707,985	193,609,947	28,272,012	83,512,743	99,873,993	76,232,206	16,601,308	81,092,104
	Advisor Class	359,730	1,963,227	615,339	4,298,275	79,000	67,491	147	56,388	46,419	816,791	124,235	349,289
	Premier Class	822,351	6,230,297	2,831,503	5,519,961	2,062,187	3,019,512	4,709,243	7,076,253	2,633,173	7,772,387	—	—
	Retirement Class	6,421,588	8,383,256	33,359,004	37,360,082	2,289,121	1,278,751	10,012,051	26,425,305	5,453,642	6,850,391	—	—
	Retail Class	21,362,428	34,807,197	31,984,099	100,043,010	4,120,894	67,487,676	7,851,026	20,194,596	9,089,262	33,373,442	—	—
	Class W	307,229,384	431,487,050	242,275,536	473,260,764	204,042,278	346,338,915	—	—	—	—	229,678,475	354,708,181
Reinvestments of distributions:	Institutional Class	68,889,594	116,548,018	55,700,498	122,187,515	38,553,956	245,407,620	80,291,402	101,855,373	334,665,335	319,212,986	12,141,794	12,995,915
	Advisor Class	115,043	86,096	122,626	912,705	1,896	5,332	10,262	6,140	146,334	71,961	80,185	115,040
	Premier Class	2,632,562	10,764,573	850,923	2,205,073	2,491,250	20,780,623	5,427,327	9,514,805	21,311,997	28,793,288	—	—
	Retirement Class	28,764,892	43,138,657	12,849,316	39,086,497	10,639,371	73,657,470	37,939,320	47,065,424	105,799,497	99,016,949	—	—
	Retail Class	49,854,644	66,944,622	36,075,176	100,723,450	2,441,536	19,439,505	20,939,725	24,009,024	41,874,195	36,409,837	—	—
	Class W	172,049,045	219,604,226	148,119,014	309,434,286	73,355,148	289,089,025	—	—	—	—	175,681,424	196,129,076
Redemptions:	Institutional Class	(286,623,468)	(604,936,372)	(175,151,564)	(285,806,095)	(332,608,486)	(907,796,470)	(150,965,848)	(199,578,954)	(278,765,771)	(651,214,788)	(48,976,807)	(67,388,506)
	Advisor Class	(175,893)	(527,411)	(784,973)	(9,350,658)	(2,864)	(53,258)	(41,743)	(14,157)	(288,108)	(344,759)	(318,322)	(625,390)
	Premier Class	(7,434,750)	(105,700,521)	(6,594,864)	(7,470,278)	(35,051,131)	(96,534,178)	(13,765,059)	(36,458,232)	(25,902,067)	(101,722,743)	—	—
	Retirement Class	(57,567,224)	(115,502,476)	(46,542,848)	(111,670,715)	(82,098,408)	(228,283,502)	(46,495,781)	(79,034,708)	(71,402,491)	(174,224,873)	—	—
	Retail Class	(74,027,633)	(113,841,166)	(155,101,460)	(212,718,551)	(11,783,663)	(71,612,172)	(20,967,536)	(28,063,116)	(25,553,656)	(57,409,375)	—	—
	Class W	(244,309,394)	(408,906,383)	(320,222,638)	(486,987,700)	(240,851,723)	(458,465,085)	—	—	—	—	(225,009,424)	(386,172,804)
Net increase (decrease) from shareholder transactions		65,326,411	(219,618,134)	24,639,160	431,039,163	(283,611,653)	(502,562,798)	(36,783,452)	(23,433,116)	218,981,754	(376,366,300)	160,002,868	191,202,905
Net increase (decrease) in net assets		(610,153,245)	(49,149,525)	171,321,830	557,714,798	(1,100,899,998)	(558,164,467)	(214,188,227)	(130,608)	(840,231,646)	(650,722,596)	112,810,948	350,043,483
NET ASSETS
Beginning of period		6,516,339,873	6,565,489,398	5,707,579,527	5,149,864,729	5,666,148,958	6,224,313,425	1,363,295,878	1,363,426,486	2,828,724,628	3,479,447,224	2,876,601,932	2,526,558,449
End of period		$5,906,186,628	$6,516,339,873	$5,878,901,357	$5,707,579,527	$4,565,248,960	$5,666,148,958	$1,149,107,651	$1,363,295,878	$1,988,492,982	$2,828,724,628	$2,989,412,880	$2,876,601,932

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	5,691,248	13,910,970	7,832,388	17,286,992	5,116,799	11,933,580	1,385,126	3,855,707	7,878,194	3,900,318	1,192,229	5,924,425
	Advisor Class	27,698	142,654	29,545	213,229	4,362	3,982	7	2,723	2,532	40,361	8,421	24,198
	Premier Class	58,139	446,703	132,175	270,596	126,329	184,619	230,573	323,249	175,525	387,024	—	—
	Retirement Class	455,479	585,188	1,533,280	1,835,948	136,506	76,277	490,121	1,264,561	355,077	347,452	—	—
	Retail Class	1,123,029	1,856,594	1,508,868	4,895,046	271,983	3,900,993	406,664	971,805	537,147	1,596,225	—	—
	Class W	23,711,421	32,231,031	11,655,639	23,978,093	13,248,695	21,607,368	—	—	—	—	16,499,303	26,842,491
Shares reinvested:	Institutional Class	4,881,120	9,065,793	2,642,339	6,706,230	2,150,249	15,873,714	3,852,754	5,487,897	19,277,957	17,282,782	839,682	1,041,340
	Advisor Class	8,185	6,650	5,817	50,149	106	345	493	331	8,435	3,898	5,538	9,203
	Premier Class	186,480	837,009	40,366	121,025	139,098	1,346,768	262,190	515,707	1,229,065	1,561,458	—	—
	Retirement Class	1,998,286	3,292,522	613,040	2,157,091	594,711	4,776,749	1,887,528	2,617,654	6,133,304	5,390,144	—	—
	Retail Class	2,534,193	3,815,565	1,713,785	5,537,298	142,780	1,317,040	1,043,855	1,336,805	2,498,460	2,029,534	—	—
	Class W	12,006,214	17,223,861	7,026,518	16,992,547	4,091,196	18,711,264	—	—	—	—	12,149,476	15,715,471
Shares redeemed:	Institutional Class	(21,227,136)	(43,548,453)	(8,271,355)	(14,181,926)	(19,337,559)	(54,123,827)	(7,726,317)	(9,137,074)	(16,995,756)	(32,590,935)	(3,379,517)	(4,870,255)
	Advisor Class	(14,675)	(37,789)	(37,738)	(464,863)	(159)	(3,553)	(2,372)	(633)	(19,003)	(17,796)	(22,037)	(47,003)
	Premier Class	(536,251)	(7,430,387)	(311,376)	(365,312)	(2,086,819)	(5,786,266)	(665,152)	(1,700,911)	(1,576,990)	(5,164,985)	—	—
	Retirement Class	(4,120,059)	(8,225,684)	(2,239,852)	(5,561,576)	(4,895,415)	(13,854,019)	(2,429,286)	(3,842,246)	(4,523,283)	(8,910,939)	—	—
	Retail Class	(4,040,724)	(6,012,716)	(7,306,217)	(10,237,311)	(769,604)	(4,943,743)	(1,110,545)	(1,358,325)	(1,659,299)	(3,138,075)	—	—
	Class W	(17,384,157)	(29,157,258)	(15,205,644)	(23,792,763)	(14,811,651)	(27,277,468)	—	—	—	—	(15,310,792)	(27,582,071)
Net increase (decrease) from shareholder transactions		5,358,490	(10,997,747)	1,361,578	25,440,493	(15,878,393)	(26,256,177)	(2,374,361)	337,250	13,321,365	(17,283,534)	11,982,303	17,057,799

94	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	95

Statements of changes in net assets	continued

TIAA-CREF Funds ■ For the period or year ended

		Quant Large-Cap Value Fund		Quant Small-Cap Equity Fund		Quant Small/Mid-Cap Equity Fund		Social Choice Equity Fund		Social Choice Low Carbon Equity Fund		Emerging Markets Equity Fund
		April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019
		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$18,238,691	$72,932,058	$5,816,395	$32,753,613	$3,630,728	$9,407,867	$34,237,609	$73,443,688	$1,723,823	$2,611,636	$9,514,627	$36,055,899
Net realized gain (loss) on total investments		27,103,079	131,863,565	(168,545,614)	125,309,746	(13,489,607)	35,186,504	(18,560,778)	164,468,548	(1,020,170)	3,340,166	(42,189,226)	(17,956,702)
Net change in unrealized appreciation (depreciation) on total investments		(196,370,591)	16,956,770	(346,388,361)	20,841,403	(98,824,584)	34,124,912	(195,246,689)	361,799,925	(8,409,051)	19,962,218	(175,971,434)	272,923,951
Net increase (decrease) in net assets from operations		(151,028,821)	221,752,393	(509,117,580)	178,904,762	(108,683,463)	78,719,283	(179,569,858)	599,712,161	(7,705,398)	25,914,020	(208,646,033)	291,023,148
DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(9,655,697)	(5,228,638)	(77,018,389)	(262,009,468)	(2,489,336)	(3,611,032)	(168,531,817)	(225,939,893)	(2,848,127)	(4,275,876)	(3,989,002)	(10,505,536)
	Advisor Class	(57,947)	(282,092)	(39,401)	(414,357)	(19,288)	(189,230)	(1,107,346)	(1,368,674)	(33,026)	(24,674)	(3,478)	(7,201)
	Premier Class	—	—	(5,924,839)	(22,932,406)	(6,181)	(130,771)	(4,581,397)	(8,057,023)	(61,050)	(40,497)	(110,927)	(350,475)
	Retirement Class	—	—	(22,793,848)	(79,659,880)	(768,208)	(1,146,449)	(31,299,265)	(37,483,050)	(3,103,548)	(1,248,477)	(1,896,928)	(4,143,633)
	Retail Class	—	—	(6,769,034)	(22,530,887)	(326,525)	(570,332)	(24,251,604)	(40,185,338)	(408,117)	(620,543)	(109,979)	(296,395)
	Class W	(187,703,525)	(113,943,468)	(36,278,527)	(122,727,726)	(38,931,761)	(64,028,043)	—	—	—	—	(28,568,947)	(49,857,271)
Total distributions		(197,417,169)	(119,454,198)	(148,824,038)	(510,274,724)	(42,541,299)	(69,675,857)	(229,771,429)	(313,033,978)	(6,453,868)	(6,210,067)	(34,679,261)	(65,160,511)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	4,561,116	42,759,968	62,326,007	110,974,479	3,985,555	18,165,064	305,943,016	953,257,380	64,835,735	33,829,984	48,660,370	59,402,085
	Advisor Class	—	1,544,898	10,625	329,744	1,053,206	75,809	4,892,969	10,767,886	248,577	868,742	1,985,857	140,355
	Premier Class	—	—	3,021,160	6,539,747	—	—	9,758,089	37,123,141	807,362	1,631,178	1,596,519	1,355,967
	Retirement Class	—	—	5,606,821	9,507,002	9,113,629	6,056,964	47,032,557	176,555,698	16,068,513	87,684,676	7,887,995	53,380,115
	Retail Class	—	—	3,044,246	6,238,344	2,135,628	1,448,492	20,528,892	31,386,364	4,864,577	4,516,957	3,297,937	2,515,358
	Class W	86,372,075	303,796,176	201,383,896	214,786,913	60,429,616	76,512,987	—	—	—	—	281,484,470	200,779,831
Reinvestments of distributions:	Institutional Class	9,655,697	5,228,638	76,848,206	260,956,850	2,284,974	3,331,075	160,206,156	214,536,651	1,390,281	2,202,929	3,989,002	10,495,964
	Advisor Class	45,686	276,932	33,954	396,328	12,197	57,642	702,022	734,215	29,073	17,591	1,468	1,929
	Premier Class	—	—	5,924,839	22,932,406	—	—	4,551,489	8,008,975	38,694	16,244	110,765	350,050
	Retirement Class	—	—	22,793,471	79,658,625	767,517	1,145,148	31,290,055	37,475,038	3,103,181	1,247,813	1,896,766	4,143,209
	Retail Class	—	—	6,530,584	21,451,458	299,546	549,467	23,269,895	38,675,098	404,694	612,120	107,225	289,422
	Class W	187,703,525	113,943,468	36,278,527	122,727,726	38,931,761	64,028,043	—	—	—	—	28,568,947	49,857,271
Redemptions:	Institutional Class	(66,325,186)	(40,732,046)	(204,603,205)	(441,295,146)	(6,535,943)	(12,530,393)	(343,985,347)	(540,865,430)	(9,241,576)	(32,422,102)	(32,384,709)	(89,334,943)
	Advisor Class	(60,140)	(7,038,752)	(98,118)	(2,311,732)	(32,803)	(1,593,468)	(1,498,420)	(2,943,131)	(85,680)	(212,050)	(1,804,098)	(76,815)
	Premier Class	—	—	(20,444,805)	(51,500,405)	—	(1,094,400)	(15,916,835)	(48,341,096)	(1,554,936)	(408,589)	(1,211,140)	(3,192,360)
	Retirement Class	—	—	(56,185,418)	(119,803,743)	(3,569,158)	(5,901,936)	(41,650,761)	(55,060,880)	(7,988,148)	(2,277,679)	(25,757,292)	(25,346,934)
	Retail Class	—	—	(11,013,419)	(30,294,475)	(1,350,989)	(1,897,318)	(41,865,978)	(75,375,895)	(1,771,127)	(2,735,340)	(3,618,892)	(2,274,708)
	Class W	(1,388,787,281)	(395,851,721)	(219,601,422)	(288,678,045)	(49,781,974)	(118,688,831)	—	—	—	—	(131,678,797)	(336,879,603)
Net increase (decrease) from shareholder transactions		(1,166,834,508)	23,927,561	(88,144,051)	(77,383,924)	57,742,762	29,664,345	163,257,799	785,934,014	71,149,220	94,572,474	183,132,393	(74,393,807)
Net increase (decrease) in net assets		(1,515,280,498)	126,225,756	(746,085,669)	(408,753,886)	(93,482,000)	38,707,771	(246,083,488)	1,072,612,197	56,989,954	114,276,427	(60,192,901)	151,468,830
NET ASSETS
Beginning of period		2,666,552,738	2,540,326,982	2,943,854,422	3,352,608,308	685,474,502	646,766,731	4,696,004,729	3,623,392,532	226,985,154	112,708,727	1,577,431,577	1,425,962,747
End of period		$1,151,272,240	$2,666,552,738	$2,197,768,753	$2,943,854,422	$591,992,502	$685,474,502	$4,449,921,241	$4,696,004,729	$283,975,108	$226,985,154	$1,517,238,676	$1,577,431,577

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	549,570	4,150,258	4,752,727	6,804,653	399,798	1,546,758	16,006,418	51,619,529	4,910,883	2,690,094	4,362,369	5,372,268
	Advisor Class	—	158,622	814	19,761	97,249	6,364	248,272	570,045	17,856	68,854	154,141	13,547
	Premier Class	—	—	205,856	403,862	—	—	492,523	1,976,019	58,728	129,594	138,729	124,497
	Retirement Class	—	—	412,469	604,711	855,802	512,864	2,293,654	9,124,514	1,224,181	6,877,577	676,308	4,983,019
	Retail Class	—	—	231,598	413,741	198,340	124,234	1,213,334	1,894,734	353,473	350,043	288,457	230,049
	Class W	10,640,614	31,788,749	17,438,668	13,813,101	6,007,271	6,884,756	—	—	—	—	27,490,162	18,458,439
Shares reinvested:	Institutional Class	1,012,128	558,019	4,740,790	17,408,729	188,841	313,071	7,958,577	12,379,495	99,023	187,324	341,524	1,064,499
	Advisor Class	4,779	29,650	2,093	26,457	1,006	5,412	34,892	42,391	2,070	1,495	126	196
	Premier Class	—	—	367,546	1,539,088	—	—	226,894	464,289	2,748	1,377	9,475	35,466
	Retirement Class	—	—	1,449,044	5,471,059	63,589	107,829	1,527,835	2,131,686	221,656	106,288	162,952	421,486
	Retail Class	—	—	420,785	1,491,757	24,838	51,788	1,308,033	2,511,371	28,866	52,095	9,180	29,353
	Class W	19,716,757	12,160,455	2,240,798	8,192,772	3,220,163	6,023,334	—	—	—	—	2,448,068	5,061,652
Shares redeemed:	Institutional Class	(6,555,564)	(4,208,795)	(13,446,082)	(26,902,097)	(582,996)	(1,077,423)	(18,595,179)	(28,730,971)	(719,534)	(2,535,325)	(3,115,321)	(8,155,135)
	Advisor Class	(8,185)	(705,705)	(7,107)	(148,281)	(3,329)	(135,786)	(79,295)	(156,987)	(5,957)	(15,980)	(153,444)	(7,012)
	Premier Class	—	—	(1,396,778)	(3,170,532)	—	(90,000)	(804,755)	(2,473,793)	(116,272)	(31,200)	(109,022)	(295,155)
	Retirement Class	—	—	(3,854,847)	(7,587,390)	(330,489)	(510,036)	(2,124,713)	(2,830,924)	(565,936)	(170,386)	(2,333,055)	(2,321,620)
	Retail Class	—	—	(812,313)	(1,974,059)	(138,722)	(164,782)	(2,506,789)	(4,536,349)	(134,307)	(214,698)	(327,992)	(210,599)
	Class W	(136,305,241)	(39,428,502)	(13,554,993)	(17,566,479)	(4,567,415)	(10,004,840)	—	—	—	—	(12,352,398)	(30,702,246)
Net increase (decrease) from shareholder transactions		(110,945,142)	4,502,751	(808,932)	(1,159,147)	5,433,946	3,593,543	7,199,701	43,985,049	5,377,478	7,497,152	17,690,259	(5,897,296)

96	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	97

Statements of changes in net assets	concluded

TIAA-CREF Funds ■ For the period or year ended

		International Equity Fund		International Opportunities Fund		Quant International Equity Fund		Quant International Small-Cap Equity Fund		Social Choice International Equity Fund
		April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
		2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
		(unaudited)		(unaudited)		(unaudited)		(unaudited)		(unaudited)
OPERATIONS
Net investment income (loss)		$40,874,697	$87,804,249	$11,034,530	$30,589,518	$26,146,781	$63,718,212	$12,715,764	$30,954,618	$3,523,577	$3,943,622
Net realized gain (loss) on total investments		102,978,977	(421,667,577)	(29,203,937)	17,427,186	(70,971,423)	(121,956,070)	(56,682,139)	(117,696,219)	(3,736,711)	(1,388,001)
Net change in unrealized appreciation (depreciation) on total investments		(814,708,727)	588,862,375	(84,591,221)	170,248,779	(266,558,075)	227,383,888	(152,030,276)	157,096,100	(45,443,223)	15,503,245
Net increase (decrease) in net assets from operations		(670,855,053)	254,999,047	(102,760,628)	218,265,483	(311,382,717)	169,146,030	(195,996,651)	70,354,499	(45,656,357)	18,058,866
DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(41,855,343)	(122,256,954)	(1,293,437)	(1,124,608)	(4,129,946)	(8,557,494)	(1,872,151)	(2,463,636)	(3,507,089)	(1,133,404)
	Advisor Class	(62,322)	(311,391)	(44,413)	(2,116)	(5,681)	(17,842)	(2,854)	(4,731)	(20,514)	(15,730)
	Premier Class	(2,078,293)	(10,286,139)	(12,250)	(17,333)	—	—	(2,446)	(3,389)	(29,235)	(5,964)
	Retirement Class	(6,530,742)	(30,911,753)	(1,648,514)	(1,530,296)	—	—	(118,259)	(187,207)	(1,001,947)	(199,080)
	Retail Class	(5,872,130)	(25,657,844)	(27,365)	(33,693)	—	—	(25,424)	(45,404)	(91,457)	(89,101)
	Class W	(32,389,087)	(94,058,477)	(24,740,090)	(19,434,274)	(62,870,001)	(126,163,836)	(37,081,313)	(50,498,430)	—	—
Total distributions		(88,787,917)	(283,482,558)	(27,766,069)	(22,142,320)	(67,005,628)	(134,739,172)	(39,102,447)	(53,202,797)	(4,650,242)	(1,443,279)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	285,205,677	1,036,717,475	15,193,569	32,720,733	37,856,196	54,968,776	7,035,061	15,497,299	152,543,236	155,897,436
	Advisor Class	77,927	2,190,242	309,475	4,061,092	110,880	63,480	—	—	359,268	756,966
	Premier Class	8,726,455	34,758,979	8,124	57,511	—	—	—	—	632,926	1,580,164
	Retirement Class	11,986,045	20,728,288	1,021,634	46,416,591	—	—	1,283,999	1,230,877	54,178,093	48,331,175
	Retail Class	4,226,213	6,236,072	401,282	841,806	—	—	122,067	180,917	5,174,127	2,189,632
	Class W	213,101,096	269,548,697	160,933,144	199,502,221	281,743,109	277,947,662	126,842,516	117,099,485	—	—
Reinvestments of distributions:	Institutional Class	39,648,451	113,381,804	1,293,437	1,124,608	4,129,946	8,557,494	1,871,799	2,463,058	2,250,256	445,308
	Advisor Class	60,104	302,526	43,044	707	1,934	9,877	309	485	18,562	13,188
	Premier Class	2,078,217	10,285,827	8,991	13,983	—	—	—	—	26,389	2,692
	Retirement Class	6,529,999	30,910,895	1,648,386	1,530,166	—	—	118,205	187,120	1,001,803	198,886
	Retail Class	5,667,087	24,469,384	26,316	33,319	—	—	25,228	45,068	88,589	86,402
	Class W	32,389,087	94,058,477	24,740,090	19,434,274	62,870,001	126,163,836	37,081,313	50,498,430	—	—
Redemptions:	Institutional Class	(335,705,346)	(558,818,918)	(11,830,820)	(14,787,381)	(36,146,217)	(54,817,177)	(3,509,471)	(6,707,743)	(25,902,790)	(22,844,558)
	Advisor Class	(629,525)	(190,300,838)	(779,419)	(89,912)	(114,154)	(91,115)	—	—	(73,451)	(271,594)
	Premier Class	(30,593,434)	(72,945,589)	(963,134)	(468,011)	—	—	—	—	(1,782,641)	(242,304)
	Retirement Class	(56,543,244)	(109,277,149)	(27,766,684)	(19,138,080)	—	—	(499,298)	(1,940,473)	(290,488)	(1,184,704)
	Retail Class	(18,887,024)	(42,497,206)	(542,244)	(1,535,306)	—	—	(170,034)	(354,641)	(943,135)	(901,070)
	Class W	(126,298,411)	(261,389,012)	(170,497,087)	(227,016,752)	(201,104,112)	(299,005,770)	(56,252,158)	(109,653,130)	—	—
Net increase (decrease) from shareholder transactions		41,039,374	408,359,954	(6,751,896)	42,701,569	149,347,583	113,797,063	113,949,536	68,546,752	187,280,744	184,057,619
Net increase (decrease) in net assets		(718,603,596)	379,876,443	(137,278,593)	238,824,732	(229,040,762)	148,203,921	(121,149,562)	85,698,454	136,974,145	200,673,206
NET ASSETS
Beginning of period		4,811,065,603	4,431,189,160	1,790,449,650	1,551,624,918	1,947,289,861	1,799,085,940	986,302,494	900,604,040	261,790,789	61,117,583
End of period		$4,092,462,007	$4,811,065,603	$1,653,171,057	$1,790,449,650	$1,718,249,099	$1,947,289,861	$865,152,932	$986,302,494	$398,764,934	$261,790,789

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	29,245,064	98,020,993	1,215,287	2,592,601	5,209,719	7,728,212	841,361	1,571,494	15,665,093	14,893,221
	Advisor Class	7,289	195,004	23,250	304,445	16,178	8,590	—	—	35,355	71,641
	Premier Class	821,590	3,317,802	587	4,554	—	—	—	—	55,840	152,563
	Retirement Class	1,104,444	1,902,436	81,103	3,839,383	—	—	128,824	124,466	5,022,317	4,562,674
	Retail Class	664,118	945,677	30,144	66,759	—	—	12,903	18,195	519,429	212,570
	Class W	21,709,233	25,921,622	13,014,298	16,152,802	38,379,700	39,119,503	14,806,127	11,772,908	—	—
Shares reinvested:	Institutional Class	3,540,040	11,557,778	94,550	99,523	560,373	1,316,537	182,082	264,845	201,817	46,194
	Advisor Class	5,249	30,162	3,149	63	262	1,520	30	52	1,665	1,368
	Premier Class	185,721	1,049,574	656	1,235	—	—	—	—	2,365	278
	Retirement Class	560,034	3,030,480	120,849	135,773	—	—	11,487	20,099	90,009	20,653
	Retail Class	801,795	3,915,101	1,922	2,946	—	—	2,445	4,825	7,959	8,972
	Class W	2,891,883	9,597,804	1,808,486	1,721,371	8,530,530	19,409,821	3,607,132	5,429,939	—	—
Shares redeemed:	Institutional Class	(32,550,408)	(53,201,485)	(952,475)	(1,168,618)	(5,427,645)	(7,747,086)	(372,725)	(678,604)	(2,640,473)	(2,274,126)
	Advisor Class	(59,869)	(17,351,086)	(69,146)	(6,896)	(16,379)	(13,154)	—	—	(7,691)	(24,919)
	Premier Class	(3,026,829)	(6,993,551)	(73,835)	(38,128)	—	—	—	—	(171,332)	(23,216)
	Retirement Class	(5,264,474)	(10,089,508)	(2,168,042)	(1,474,635)	—	—	(54,777)	(197,236)	(31,219)	(116,755)
	Retail Class	(2,876,513)	(6,412,661)	(42,927)	(123,754)	—	—	(16,997)	(35,806)	(98,632)	(89,163)
	Class W	(13,052,306)	(24,556,596)	(13,424,239)	(17,983,414)	(30,970,792)	(43,180,522)	(5,638,494)	(11,112,553)	—	—
Net increase (decrease) from shareholder transactions		4,706,061	40,879,546	(336,383)	4,126,010	16,281,946	16,643,421	13,509,398	7,182,624	18,652,502	17,441,955

98	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	99

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and unrealized	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

GROWTH & INCOME FUND
Institutional Class:	4/30/20	#	$14.63	$0.09		$(0.76)	$(0.67)	$(0.13)	$(0.76)	$(0.89)	$13.07
	10/31/19		14.44	0.21		1.20	1.41	(0.18)	(1.04)	(1.22)	14.63
	10/31/18		14.34	0.17		0.62	0.79	(0.15)	(0.54)	(0.69)	14.44
	10/31/17		11.76	0.15		2.80	2.95	(0.16)	(0.21)	(0.37)	14.34
	10/31/16		12.50	0.16		0.08	0.24	(0.16)	(0.82)	(0.98)	11.76
	10/31/15		12.96	0.13		0.65	0.78	(0.14)	(1.10)	(1.24)	12.50
Advisor Class:	4/30/20	#	14.64	0.08		(0.75)	(0.67)	(0.13)	(0.76)	(0.89)	13.08
	10/31/19		14.45	0.20		1.19	1.39	(0.16)	(1.04)	(1.20)	14.64
	10/31/18		14.34	0.15		0.64	0.79	(0.14)	(0.54)	(0.68)	14.45
	10/31/17		11.77	0.13		2.80	2.93	(0.15)	(0.21)	(0.36)	14.34
	10/31/16	‡	12.71	0.14		(0.11)	0.03	(0.15)	(0.82)	(0.97)	11.77
Premier Class:	4/30/20	#	14.65	0.08		(0.76)	(0.68)	(0.12)	(0.76)	(0.88)	13.09
	10/31/19		14.45	0.19		1.20	1.39	(0.15)	(1.04)	(1.19)	14.65
	10/31/18		14.35	0.14		0.63	0.77	(0.13)	(0.54)	(0.67)	14.45
	10/31/17		11.77	0.13		2.80	2.93	(0.14)	(0.21)	(0.35)	14.35
	10/31/16		12.51	0.14		0.09	0.23	(0.15)	(0.82)	(0.97)	11.77
	10/31/15		12.96	0.12		0.65	0.77	(0.12)	(1.10)	(1.22)	12.51
Retirement Class:	4/30/20	#	14.91	0.07		(0.78)	(0.71)	(0.11)	(0.76)	(0.87)	13.33
	10/31/19		14.69	0.18		1.22	1.40	(0.14)	(1.04)	(1.18)	14.91
	10/31/18		14.57	0.13		0.64	0.77	(0.11)	(0.54)	(0.65)	14.69
	10/31/17		11.95	0.12		2.84	2.96	(0.13)	(0.21)	(0.34)	14.57
	10/31/16		12.68	0.13		0.09	0.22	(0.13)	(0.82)	(0.95)	11.95
	10/31/15		13.13	0.11		0.65	0.76	(0.11)	(1.10)	(1.21)	12.68
Retail Class:	4/30/20	#	20.02	0.09		(1.05)	(0.96)	(0.10)	(0.76)	(0.86)	18.20
	10/31/19		19.30	0.23		1.65	1.88	(0.12)	(1.04)	(1.16)	20.02
	10/31/18		18.94	0.16		0.83	0.99	(0.09)	(0.54)	(0.63)	19.30
	10/31/17		15.43	0.15		3.68	3.83	(0.11)	(0.21)	(0.32)	18.94
	10/31/16		16.08	0.16		0.13	0.29	(0.12)	(0.82)	(0.94)	15.43
	10/31/15		16.31	0.12		0.84	0.96	(0.09)	(1.10)	(1.19)	16.08
Class W:	4/30/20	#	14.64	0.11		(0.76)	(0.65)	(0.16)	(0.76)	(0.92)	13.07
	10/31/19		14.45	0.27		1.19	1.46	(0.23)	(1.04)	(1.27)	14.64
	10/31/18	†	15.93	0.01		(1.49)	(1.48)	—	—	—	14.45

100	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

					Ratios and supplemental data
							Ratios to average net assets
	For the period or year ended		Total return	Total return excluding payment from affiliates [u]	Net assets at end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	Net investment income (loss) excluding payment from affiliates	[u]	Portfolio turnover rate

GROWTH & INCOME FUND
Institutional Class:	4/30/20	#	(4.94)%[b]	(4.95)%[b]	$1,119,979		0.41%[c]		0.40%[c]		1.25%[c]		1.23%[c]		37%[b]
	10/31/19		10.94	10.93	1,409,853		0.41		0.40		1.51		1.50		68
	10/31/18		5.61	5.60	1,688,858		0.40		0.40		1.11		1.11		59
	10/31/17		25.52	25.51	4,794,249		0.41		0.41		1.16		1.16		76
	10/31/16		2.32	2.28	3,686,969		0.42		0.42		1.36		1.31		83
	10/31/15		6.74	6.74	3,078,681		0.43		0.43		1.08		1.08		90
Advisor Class:	4/30/20	#	(4.98)[b]	(4.99)[b]	2,131		0.47	[c]	0.47	[c]	1.16	[c]	1.15	[c]	37	[b]
	10/31/19		10.83	10.82	2,075		0.51		0.50		1.44		1.43		68
	10/31/18		5.56	5.55	437		0.50		0.50		0.98		0.97		59
	10/31/17		25.32	25.31	422		0.54		0.54		1.00		0.99		76
	10/31/16	‡	0.63 [b]	0.59 [b]	102		0.43	[c]	0.43	[c]	1.31	[c]	1.26	[c]	83
Premier Class:	4/30/20	#	(5.03)[b]	(5.04)[b]	35,774		0.56	[c]	0.55	[c]	1.09	[c]	1.07	[c]	37	[b]
	10/31/19		10.74	10.73	44,314		0.56		0.55		1.34		1.33		68
	10/31/18		5.52	5.51	132,573		0.55		0.55		0.94		0.93		59
	10/31/17		25.31	25.30	147,754		0.56		0.56		1.03		1.02		76
	10/31/16		2.16	2.12	139,939		0.57		0.57		1.22		1.18		83
	10/31/15		6.65	6.65	166,799		0.58		0.58		0.94		0.94		90
Retirement Class:	4/30/20	#	(5.13)[b]	(5.14)[b]	422,515		0.66	[c]	0.65	[c]	0.99	[c]	0.97	[c]	37	[b]
	10/31/19		10.67	10.66	497,202		0.66		0.65		1.27		1.26		68
	10/31/18		5.39	5.38	553,819		0.65		0.65		0.83		0.83		59
	10/31/17		25.14	25.13	609,643		0.66		0.66		0.92		0.91		76
	10/31/16		2.11	2.07	538,718		0.67		0.67		1.12		1.08		83
	10/31/15		6.45	6.45	623,557		0.68		0.68		0.84		0.84		90
Retail Class:	4/30/20	#	(5.07)[b]	(5.08)[b]	1,082,800		0.69	[c]	0.69	[c]	0.95	[c]	0.93	[c]	37	[b]
	10/31/19		10.60	10.59	1,199,088		0.70		0.69		1.23		1.23		68
	10/31/18		5.32	5.31	1,162,488		0.69		0.69		0.79		0.79		59
	10/31/17		25.11	25.10	1,164,448		0.70		0.70		0.87		0.86		76
	10/31/16		2.05	2.01	969,135		0.72		0.72		1.06		1.02		83
	10/31/15		6.43	6.43	997,931		0.73		0.73		0.78		0.78		90
Class W:	4/30/20	#	(4.79)[b]	(4.80)[b]	3,242,987		0.41	[c]	0.00	[c]	1.63	[c]	1.62	[c]	37	[b]
	10/31/19		11.39	11.38	3,363,807		0.41		0.00		1.93		1.92		68
	10/31/18	†	(9.29)[b]	(9.29)[b]	3,027,314		0.41	[c]	0.00	[c]	0.95	[c]	0.95	[c]	59

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	101

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and unrealized	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

LARGE-CAP GROWTH FUND
Institutional Class:	4/30/20	#	$21.43	$0.05		$ 1.46	$ 1.51	$(0.09)	$(0.87)	$(0.96)	$21.98
	10/31/19		21.42	0.11		2.37	2.48	(0.12)	(2.35)	(2.47)	21.43
	10/31/18		20.08	0.12		2.08	2.20	(0.10)	(0.76)	(0.86)	21.42
	10/31/17		15.70	0.11		4.55	4.66	(0.09)	(0.19)	(0.28)	20.08
	10/31/16		16.37	0.08		(0.15)	(0.07)	(0.06)	(0.54)	(0.60)	15.70
	10/31/15		16.61	0.05		1.59	1.64	(0.05)	(1.83)	(1.88)	16.37
Advisor Class:	4/30/20	#	21.41	0.04		1.46	1.50	(0.07)	(0.87)	(0.94)	21.97
	10/31/19		21.40	0.10		2.37	2.47	(0.11)	(2.35)	(2.46)	21.41
	10/31/18		20.06	0.06		2.11	2.17	(0.07)	(0.76)	(0.83)	21.40
	10/31/17		15.70	0.06		4.58	4.64	(0.09)	(0.19)	(0.28)	20.06
	10/31/16	‡	16.72	0.06		(0.48)	(0.42)	(0.06)	(0.54)	(0.60)	15.70
Premier Class:	4/30/20	#	21.40	0.03		1.46	1.49	(0.06)	(0.87)	(0.93)	21.96
	10/31/19		21.37	0.08		2.37	2.45	(0.07)	(2.35)	(2.42)	21.40
	10/31/18		20.04	0.08		2.08	2.16	(0.07)	(0.76)	(0.83)	21.37
	10/31/17		15.67	0.08		4.55	4.63	(0.07)	(0.19)	(0.26)	20.04
	10/31/16		16.35	0.06		(0.16)	(0.10)	(0.04)	(0.54)	(0.58)	15.67
	10/31/15		16.58	0.02		1.61	1.63	(0.03)	(1.83)	(1.86)	16.35
Retirement Class:	4/30/20	#	21.27	0.02		1.44	1.46	(0.03)	(0.87)	(0.90)	21.83
	10/31/19		21.27	0.06		2.36	2.42	(0.07)	(2.35)	(2.42)	21.27
	10/31/18		19.94	0.05		2.08	2.13	(0.04)	(0.76)	(0.80)	21.27
	10/31/17		15.58	0.06		4.53	4.59	(0.04)	(0.19)	(0.23)	19.94
	10/31/16		16.28	0.03		(0.15)	(0.12)	(0.04)	(0.54)	(0.58)	15.58
	10/31/15		16.52	0.01		1.58	1.59	—	(1.83)	(1.83)	16.28
Retail Class:	4/30/20	#	21.34	0.02		1.45	1.47	(0.02)	(0.87)	(0.89)	21.92
	10/31/19		21.33	0.05		2.36	2.41	(0.05)	(2.35)	(2.40)	21.34
	10/31/18		20.00	0.05		2.08	2.13	(0.04)	(0.76)	(0.80)	21.33
	10/31/17		15.63	0.05		4.55	4.60	(0.04)	(0.19)	(0.23)	20.00
	10/31/16		16.31	0.03		(0.16)	(0.13)	(0.01)	(0.54)	(0.55)	15.63
	10/31/15		16.55	0.00	[d]	1.59	1.59	—	(1.83)	(1.83)	16.31
Class W:	4/30/20	#	21.50	0.09		1.47	1.56	(0.18)	(0.87)	(1.05)	22.01
	10/31/19		21.43	0.19		2.37	2.56	(0.14)	(2.35)	(2.49)	21.50
	10/31/18	†	23.77	0.01		(2.35)	(2.34)	—	—	—	21.43

102	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data
							Ratios to average net assets
	For the period or year ended		Total return	Total return excluding payment from affiliates [u]	Net assets at end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	Net investment income (loss) excluding payment from affiliates	[u]	Portfolio turnover rate

LARGE-CAP GROWTH FUND
Institutional Class:	4/30/20	#	7.25%[b]	7.24%[b]	$1,415,505		0.41%[c]		0.41%[c]		0.47%[c]		0.45%[c]		59%[b]
	10/31/19		13.60	13.59	1,333,235		0.42		0.41		0.54		0.53		97
	10/31/18		11.30	11.29	1,122,258		0.41		0.41		0.55		0.55		90
	10/31/17		30.19	30.18	3,589,896		0.43		0.43		0.60		0.60		94
	10/31/16		(0.37)	(0.40)	2,709,979		0.43		0.43		0.51		0.49		86
	10/31/15		11.14	11.14	2,518,469		0.44		0.44		0.32		0.32		80
Advisor Class:	4/30/20	#	7.20 [b]	7.19 [b]	3,020		0.50	[c]	0.50	[c]	0.37	[c]	0.36	[c]	59	[b]
	10/31/19		13.55	13.54	2,995		0.50		0.50		0.48		0.47		97
	10/31/18		11.19	11.18	7,303		0.52		0.52		0.26		0.26		90
	10/31/17		30.02	30.01	2,129		0.65		0.58		0.37		0.36		94
	10/31/16	‡	(2.47)[b]	(2.50)[b]	122		0.46	[c]	0.46	[c]	0.45	[c]	0.42	[c]	86
Premier Class:	4/30/20	#	7.14 [b]	7.13 [b]	17,308		0.56	[c]	0.55	[c]	0.32	[c]	0.31	[c]	59	[b]
	10/31/19		13.45	13.44	19,839		0.57		0.56		0.39		0.38		97
	10/31/18		11.11	11.10	19,249		0.57		0.57		0.38		0.38		90
	10/31/17		30.00	29.99	44,550		0.58		0.58		0.47		0.46		94
	10/31/16		(0.55)	(0.58)	43,732		0.58		0.58		0.36		0.34		86
	10/31/15		11.06	11.06	37,977		0.59		0.59		0.14		0.14		80
Retirement Class:	4/30/20	#	7.07 [b]	7.06 [b]	315,872		0.66	[c]	0.66	[c]	0.22	[c]	0.21	[c]	59	[b]
	10/31/19		13.35	13.34	309,694		0.66		0.66		0.30		0.29		97
	10/31/18		11.03	11.02	343,094		0.67		0.67		0.25		0.25		90
	10/31/17		29.83	29.82	229,758		0.72		0.72		0.34		0.33		94
	10/31/16		(0.71)	(0.74)	249,606		0.78		0.77		0.17		0.14		86
	10/31/15		10.83	10.83	145,672		0.70		0.70		0.07		0.07		80
Retail Class:	4/30/20	#	7.08 [b]	7.07 [b]	929,042		0.71	[c]	0.70	[c]	0.17	[c]	0.16	[c]	59	[b]
	10/31/19		13.25	13.24	991,814		0.71		0.71		0.24		0.24		97
	10/31/18		10.97	10.96	986,875		0.72		0.72		0.22		0.21		90
	10/31/17		29.84	29.83	943,267		0.75		0.75		0.26		0.26		94
	10/31/16		(0.76)	(0.78)	629,391		0.76		0.76		0.19		0.16		86
	10/31/15		10.81	10.81	653,677		0.78		0.78		(0.01)		(0.01)		80
Class W:	4/30/20	#	7.42 [b]	7.41 [b]	3,198,154		0.41	[c]	0.00	[c]	0.87	[c]	0.86	[c]	59	[b]
	10/31/19		14.11	14.10	3,050,002		0.41		0.00		0.95		0.94		97
	10/31/18	†	(9.84)[b]	(9.84)[b]	2,671,086		0.42	[c]	0.00	[c]	0.42	[c]	0.41	[c]	90

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	103

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and unrealized	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

LARGE-CAP VALUE FUND
Institutional Class:	4/30/20	#	$17.68	$0.16		$(2.46)	$(2.30)	$(0.38)	$ —	$(0.38)	$15.00
	10/31/19		17.98	0.34		1.23	1.57	(0.34)	(1.53)	(1.87)	17.68
	10/31/18		19.56	0.33		(0.64)	(0.31)	(0.28)	(0.99)	(1.27)	17.98
	10/31/17		17.31	0.30		2.73	3.03	(0.33)	(0.45)	(0.78)	19.56
	10/31/16		17.59	0.31		0.62	0.93	(0.24)	(0.97)	(1.21)	17.31
	10/31/15		18.64	0.24		(0.11)	0.13	(0.33)	(0.85)	(1.18)	17.59
Advisor Class:	4/30/20	#	17.67	0.15		(2.45)	(2.30)	(0.38)	—	(0.38)	14.99
	10/31/19		17.97	0.33		1.23	1.56	(0.33)	(1.53)	(1.86)	17.67
	10/31/18		19.54	0.32		(0.63)	(0.31)	(0.27)	(0.99)	(1.26)	17.97
	10/31/17		17.31	0.28		2.72	3.00	(0.32)	(0.45)	(0.77)	19.54
	10/31/16	‡	17.69	0.26		0.57	0.83	(0.24)	(0.97)	(1.21)	17.31
Premier Class:	4/30/20	#	17.63	0.15		(2.46)	(2.31)	(0.35)	—	(0.35)	14.97
	10/31/19		17.92	0.32		1.22	1.54	(0.30)	(1.53)	(1.83)	17.63
	10/31/18		19.50	0.30		(0.64)	(0.34)	(0.25)	(0.99)	(1.24)	17.92
	10/31/17		17.26	0.27		2.72	2.99	(0.30)	(0.45)	(0.75)	19.50
	10/31/16		17.53	0.28		0.64	0.92	(0.22)	(0.97)	(1.19)	17.26
	10/31/15		18.59	0.22		(0.13)	0.09	(0.30)	(0.85)	(1.15)	17.53
Retirement Class:	4/30/20	#	17.60	0.14		(2.46)	(2.32)	(0.33)	—	(0.33)	14.95
	10/31/19		17.88	0.30		1.23	1.53	(0.28)	(1.53)	(1.81)	17.60
	10/31/18		19.46	0.28		(0.64)	(0.36)	(0.23)	(0.99)	(1.22)	17.88
	10/31/17		17.23	0.25		2.71	2.96	(0.28)	(0.45)	(0.73)	19.46
	10/31/16		17.50	0.26		0.64	0.90	(0.20)	(0.97)	(1.17)	17.23
	10/31/15		18.55	0.20		(0.12)	0.08	(0.28)	(0.85)	(1.13)	17.50
Retail Class:	4/30/20	#	16.84	0.13		(2.35)	(2.22)	(0.33)	—	(0.33)	14.29
	10/31/19		17.22	0.28		1.17	1.45	(0.30)	(1.53)	(1.83)	16.84
	10/31/18		18.78	0.26		(0.61)	(0.35)	(0.22)	(0.99)	(1.21)	17.22
	10/31/17		16.66	0.23		2.61	2.84	(0.27)	(0.45)	(0.72)	18.78
	10/31/16		16.96	0.25		0.61	0.86	(0.19)	(0.97)	(1.16)	16.66
	10/31/15		18.01	0.18		(0.11)	0.07	(0.27)	(0.85)	(1.12)	16.96
Class W:	4/30/20	#	17.74	0.19		(2.46)	(2.27)	(0.45)	—	(0.45)	15.02
	10/31/19		17.98	0.40		1.25	1.65	(0.36)	(1.53)	(1.89)	17.74
	10/31/18	†	19.54	0.02		(1.58)	(1.56)	—	—	—	17.98

104	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data
							Ratios to average net assets
	For the period or year ended		Total return	Total return excluding payment from affiliates [u]	Net assets at end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	Net investment income (loss) excluding payment from affiliates	[u]	Portfolio turnover rate

LARGE-CAP VALUE FUND
Institutional Class:	4/30/20	#	(13.35)%[b]	(13.36)%[b]	$1,449,831		0.41%[c]		0.40%[c]		1.94%[c]		1.92%[c]		8%[b]
	10/31/19		10.23	10.22	1,922,604		0.41		0.39		2.06		2.05		79
	10/31/18		(1.84)	(1.85)	2,427,959		0.40		0.40		1.73		1.73		53
	10/31/17		17.77	17.76	5,558,748		0.40		0.40		1.59		1.58		53
	10/31/16		6.02	5.97	4,399,435		0.41		0.39		1.86		1.81		62
	10/31/15		0.83	0.83	4,091,753		0.42		0.41		1.35		1.35		61
Advisor Class:	4/30/20	#	(13.37)[b]	(13.38)[b]	219		0.47	[c]	0.45	[c]	1.86	[c]	1.84	[c]	8	[b]
	10/31/19		10.17	10.16	181		0.45		0.43		2.00		1.99		79
	10/31/18		(1.85)	(1.86)	171		0.46		0.45		1.66		1.65		53
	10/31/17		17.64	17.63	182		0.47		0.47		1.51		1.50		53
	10/31/16	‡	5.41 [b]	5.36 [b]	110		0.43	[c]	0.41	[c]	1.79	[c]	1.74	[c]	62
Premier Class:	4/30/20	#	(13.43)[b]	(13.44)[b]	83,744		0.56	[c]	0.55	[c]	1.81	[c]	1.79	[c]	8	[b]
	10/31/19		10.10	10.09	130,723		0.56		0.54		1.92		1.91		79
	10/31/18		(2.01)	(2.02)	209,131		0.55		0.55		1.56		1.56		53
	10/31/17		17.59	17.58	291,951		0.55		0.55		1.46		1.45		53
	10/31/16		5.93	5.89	284,476		0.56		0.54		1.72		1.68		62
	10/31/15		0.62	0.62	359,857		0.57		0.56		1.20		1.20		61
Retirement Class:	4/30/20	#	(13.47)[b]	(13.48)[b]	430,187		0.66	[c]	0.65	[c]	1.69	[c]	1.67	[c]	8	[b]
	10/31/19		10.03	10.02	579,719		0.66		0.64		1.82		1.81		79
	10/31/18		(2.11)	(2.12)	750,194		0.65		0.65		1.46		1.46		53
	10/31/17		17.46	17.45	1,007,357		0.65		0.65		1.35		1.34		53
	10/31/16		5.80	5.75	920,779		0.66		0.64		1.61		1.57		62
	10/31/15		0.53	0.53	970,460		0.67		0.66		1.11		1.11		61
Retail Class:	4/30/20	#	(13.50)[b]	(13.51)[b]	107,216		0.72	[c]	0.71	[c]	1.62	[c]	1.61	[c]	8	[b]
	10/31/19		9.92	9.91	132,317		0.72		0.70		1.75		1.74		79
	10/31/18		(2.13)	(2.14)	130,587		0.71		0.70		1.41		1.40		53
	10/31/17		17.35	17.34	147,343		0.72		0.71		1.29		1.28		53
	10/31/16		5.74	5.69	132,362		0.73		0.70		1.55		1.50		62
	10/31/15		0.51	0.51	133,294		0.74		0.72		1.04		1.04		61
Class W:	4/30/20	#	(13.20)[b]	(13.21)[b]	2,494,053		0.41	[c]	0.00	[c]	2.32	[c]	2.30	[c]	8	[b]
	10/31/19		10.66	10.65	2,900,604		0.41		0.00		2.43		2.43		79
	10/31/18	†	(7.93)[b]	(7.93)[b]	2,706,272		0.41	[c]	0.00	[c]	1.56	[c]	1.56	[c]	53

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	105

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	asset
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

MID-CAP GROWTH FUND
Institutional Class:	4/30/20	#	$22.21	$0.01		$(0.33)	$(0.32)	$(0.04)	$(2.34)	$(2.38)	$19.51
	10/31/19		22.29	0.04		2.90	2.94	(0.08)	(2.94)	(3.02)	22.21
	10/31/18		24.00	0.09		0.46	0.55	(0.13)	(2.13)	(2.26)	22.29
	10/31/17		19.07	0.14		4.89	5.03	(0.10)	—	(0.10)	24.00
	10/31/16		21.47	0.08		(0.77)	(0.69)	(0.04)	(1.67)	(1.71)	19.07
	10/31/15		24.31	0.05		0.67	0.72	(0.11)	(3.45)	(3.56)	21.47
Advisor Class:	4/30/20	#	22.20	0.01		(0.34)	(0.33)	(0.03)	(2.34)	(2.37)	19.50
	10/31/19		22.28	0.03		2.90	2.93	(0.07)	(2.94)	(3.01)	22.20
	10/31/18		23.99	0.08		0.45	0.53	(0.11)	(2.13)	(2.24)	22.28
	10/31/17		19.07	0.12		4.90	5.02	(0.10)	—	(0.10)	23.99
	10/31/16	‡	21.70	0.07		(0.99)	(0.92)	(0.04)	(1.67)	(1.71)	19.07
Premier Class:	4/30/20	#	22.05	0.00	[d]	(0.34)	(0.34)	0.00 [d]	(2.34)	(2.34)	19.37
	10/31/19		22.14	0.01		2.89	2.90	(0.05)	(2.94)	(2.99)	22.05
	10/31/18		23.85	0.05		0.46	0.51	(0.09)	(2.13)	(2.22)	22.14
	10/31/17		18.95	0.11		4.86	4.97	(0.07)	—	(0.07)	23.85
	10/31/16		21.34	0.05		(0.76)	(0.71)	(0.01)	(1.67)	(1.68)	18.95
	10/31/15		24.18	0.01		0.67	0.68	(0.07)	(3.45)	(3.52)	21.34
Retirement Class:	4/30/20	#	21.47	(0.01)		(0.32)	(0.33)	—	(2.34)	(2.34)	18.80
	10/31/19		21.63	(0.01)		2.81	2.80	(0.02)	(2.94)	(2.96)	21.47
	10/31/18		23.35	0.03		0.45	0.48	(0.07)	(2.13)	(2.20)	21.63
	10/31/17		18.55	0.08		4.77	4.85	(0.05)	—	(0.05)	23.35
	10/31/16		20.94	0.03		(0.75)	(0.72)	—	(1.67)	(1.67)	18.55
	10/31/15		23.79	(0.01)		0.66	0.65	(0.05)	(3.45)	(3.50)	20.94
Retail Class:	4/30/20	#	21.44	(0.02)		(0.32)	(0.34)	—	(2.34)	(2.34)	18.76
	10/31/19		21.60	(0.02)		2.81	2.79	(0.01)	(2.94)	(2.95)	21.44
	10/31/18		23.32	0.01		0.46	0.47	(0.06)	(2.13)	(2.19)	21.60
	10/31/17		18.53	0.06		4.77	4.83	(0.04)	—	(0.04)	23.32
	10/31/16		20.93	0.02		(0.75)	(0.73)	—	(1.67)	(1.67)	18.53
	10/31/15		23.78	(0.02)		0.65	0.63	(0.03)	(3.45)	(3.48)	20.93

106	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data
						Ratios to average net assets
	For the period or year ended		Total return	Total return excluding payment from affiliates [u]	Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss )	Net investment income (loss) excluding payment from affiliates [u]	Portfolio turnover rate

MID-CAP GROWTH FUND
Institutional Class:	4/30/20	#	(2.13)%[b]	(2.14)%[b]	$619,870	0.48%[c]		0.48%[c]		0.12%[c]	0.11%[c]	66%[b]
	10/31/19		15.93	15.92	761,182	0.48		0.48		0.20	0.19	81
	10/31/18		2.29	2.28	759,278	0.47		0.47		0.37	0.37	70
	10/31/17		26.48	26.47	912,465	0.47		0.47		0.63	0.62	71
	10/31/16		(3.22)	(3.24)	787,520	0.47		0.47		0.41	0.39	69
	10/31/15		3.61	3.61	948,072	0.47		0.47		0.20	0.20	104
Advisor Class:	4/30/20	#	(2.20)[b]	(2.21)[b]	151	0.55	[c]	0.55	[c]	0.07 [c]	0.06 [c]	66	[b]
	10/31/19		15.87	15.86	214	0.54		0.54		0.14	0.13	81
	10/31/18		2.22	2.21	160	0.52		0.52		0.32	0.31	70
	10/31/17		26.41	26.40	160	0.54		0.54		0.55	0.54	71
	10/31/16	‡	(4.26)[b]	(4.28)[b]	98	0.49	[c]	0.49	[c]	0.39 [c]	0.36 [c]	69
Premier Class:	4/30/20	#	(2.19)[b]	(2.20)[b]	42,523	0.63	[c]	0.63	[c]	(0.03)[c]	(0.05)[c]	66	[b]
	10/31/19		15.70	15.69	52,210	0.63		0.63		0.06	0.05	81
	10/31/18		2.13	2.12	71,504	0.62		0.62		0.22	0.22	70
	10/31/17		26.30	26.29	94,517	0.62		0.62		0.50	0.49	71
	10/31/16		(3.35)	(3.37)	107,194	0.62		0.62		0.27	0.25	69
	10/31/15		3.44	3.44	136,135	0.62		0.62		0.05	0.05	104
Retirement Class:	4/30/20	#	(2.23)[b]	(2.24)[b]	306,179	0.73	[c]	0.73	[c]	(0.14)[c]	(0.15)[c]	66	[b]
	10/31/19		15.61	15.60	350,839	0.73		0.73		(0.05)	(0.06)	81
	10/31/18		2.04	2.03	352,638	0.72		0.72		0.12	0.11	70
	10/31/17		26.20	26.19	401,947	0.72		0.72		0.39	0.38	71
	10/31/16		(3.48)	(3.50)	367,160	0.72		0.72		0.16	0.14	69
	10/31/15		3.32	3.32	470,864	0.72		0.72		(0.04)	(0.04)	104
Retail Class:	4/30/20	#	(2.28)[b]	(2.29)[b]	180,384	0.78	[c]	0.78	[c]	(0.19)[c]	(0.21)[c]	66	[b]
	10/31/19		15.56	15.55	198,852	0.78		0.78		(0.10)	(0.11)	81
	10/31/18		1.99	1.98	179,846	0.77		0.77		0.06	0.05	70
	10/31/17		26.10	26.09	181,568	0.80		0.80		0.30	0.29	71
	10/31/16		(3.54)	(3.56)	154,928	0.78		0.78		0.10	0.08	69
	10/31/15		3.27	3.27	180,387	0.78		0.78		(0.11)	(0.11)	104

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	107

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	asset
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

MID-CAP VALUE FUND
Institutional Class:	4/30/20	#	$20.40	$0.08		$(3.63)	$(3.55)	$(0.44)	$(3.32)	$(3.76)	$13.09
	10/31/19		22.30	0.43		0.87	1.30	(0.41)	(2.79)	(3.20)	20.40
	10/31/18		24.81	0.39		(0.83)	(0.44)	(0.40)	(1.67)	(2.07)	22.30
	10/31/17		22.16	0.37		3.34	3.71	(0.41)	(0.65)	(1.06)	24.81
	10/31/16		23.57	0.37		0.61	0.98	(0.33)	(2.06)	(2.39)	22.16
	10/31/15		24.98	0.33		(0.27)	0.06	(0.35)	(1.12)	(1.47)	23.57
Advisor Class:	4/30/20	#	20.37	0.09		(3.63)	(3.54)	(0.43)	(3.32)	(3.75)	13.08
	10/31/19		22.28	0.43		0.84	1.27	(0.39)	(2.79)	(3.18)	20.37
	10/31/18		24.77	0.36		(0.81)	(0.45)	(0.37)	(1.67)	(2.04)	22.28
	10/31/17		22.15	0.32		3.35	3.67	(0.40)	(0.65)	(1.05)	24.77
	10/31/16‡		23.48	0.31		0.75	1.06	(0.33)	(2.06)	(2.39)	22.15
Premier Class:	4/30/20	#	20.34	0.08		(3.63)	(3.55)	(0.40)	(3.32)	(3.72)	13.07
	10/31/19		22.24	0.39		0.86	1.25	(0.36)	(2.79)	(3.15)	20.34
	10/31/18		24.73	0.35		(0.81)	(0.46)	(0.36)	(1.67)	(2.03)	22.24
	10/31/17		22.10	0.34		3.31	3.65	(0.37)	(0.65)	(1.02)	24.73
	10/31/16		23.51	0.34		0.61	0.95	(0.30)	(2.06)	(2.36)	22.10
	10/31/15		24.91	0.29		(0.26)	0.03	(0.31)	(1.12)	(1.43)	23.51
Retirement Class:	4/30/20	#	20.24	0.07		(3.61)	(3.54)	(0.39)	(3.32)	(3.71)	12.99
	10/31/19		22.14	0.38		0.85	1.23	(0.34)	(2.79)	(3.13)	20.24
	10/31/18		24.63	0.32		(0.81)	(0.49)	(0.33)	(1.67)	(2.00)	22.14
	10/31/17		22.01	0.31		3.31	3.62	(0.35)	(0.65)	(1.00)	24.63
	10/31/16		23.41	0.32		0.61	0.93	(0.27)	(2.06)	(2.33)	22.01
	10/31/15		24.81	0.27		(0.28)	(0.01)	(0.27)	(1.12)	(1.39)	23.41
Retail Class:	4/30/20	#	19.76	0.06		(3.50)	(3.44)	(0.38)	(3.32)	(3.70)	12.62
	10/31/19		21.70	0.36		0.83	1.19	(0.34)	(2.79)	(3.13)	19.76
	10/31/18		24.19	0.31		(0.81)	(0.50)	(0.32)	(1.67)	(1.99)	21.70
	10/31/17		21.63	0.29		3.26	3.55	(0.34)	(0.65)	(0.99)	24.19
	10/31/16		23.05	0.30		0.60	0.90	(0.26)	(2.06)	(2.32)	21.63
	10/31/15		24.46	0.25		(0.26)	(0.01)	(0.28)	(1.12)	(1.40)	23.05

108	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

Ratios and supplemental data
Ratios to average net assets
For the period or year ended	Total return	Total return excluding payment from affiliates	[u]	Net assets at end of period (in thousands)	Gross expenses	Net expenses	Net investment income (loss)	Net investment income (loss) excluding payment from affiliates	[u]	Portfolio turnover rate

MID-CAP VALUE FUND
Institutional Class:	4/30/20	#	(21.93)%[b]	(21.94)%[b]	$1,340,760	0.45%[c]	0.41%[c]	1.02%[c]	1.00%[c]	86%[b]
10/31/19	7.32	7.31	1,881,808	0.44	0.40	2.17	2.16	81
10/31/18	(2.12)	(2.13)	2,312,195	0.42	0.39	1.62	1.62	25
10/31/17	17.03	17.03	2,926,270	0.41	0.39	1.57	1.56	26
10/31/16	5.21	5.17	3,225,705	0.41	0.37	1.74	1.70	43
10/31/15	0.27	0.27	3,357,973	0.42	0.39	1.34	1.34	39
Advisor Class:	4/30/20	#	(21.93)[b]	(21.94)[b]	459	0.54	[c]	0.50	[c]	1.12	[c]	1.10	[c]	86	[b]
10/31/19	7.18	7.17	879	0.54	0.49	2.22	2.21	81
10/31/18	(2.17)	(2.18)	372	0.51	0.48	1.53	1.52	25
10/31/17	16.87	16.87	330	0.56	0.53	1.35	1.35	26
10/31/16	‡	5.56	b	5.52	[b]	141	0.43	[c]	0.40	[c]	1.63	[c]	1.58	[c]	43
Premier Class:	4/30/20	#	(21.96)[b]	(21.97)[b]	77,578	0.60	[c]	0.56	[c]	0.92	[c]	0.91	[c]	86	[b]
10/31/19	7.11	7.10	124,254	0.59	0.55	1.98	1.97	81
10/31/18	(2.21)	(2.22)	207,370	0.57	0.54	1.46	1.45	25
10/31/17	16.81	16.81	320,095	0.56	0.54	1.42	1.41	26
10/31/16	5.09	5.05	368,739	0.56	0.52	1.61	1.57	43
10/31/15	0.10	0.10	394,843	0.57	0.54	1.20	1.20	39
Retirement Class:	4/30/20	#	(22.03)[b]	(22.04)[b]	404,807	0.70	[c]	0.66	[c]	0.81	[c]	0.79	[c]	86	[b]
10/31/19	7.01	7.00	590,795	0.69	0.65	1.92	1.91	81
10/31/18	(2.33)	(2.34)	716,431	0.67	0.64	1.37	1.36	25
10/31/17	16.73	16.73	978,517	0.66	0.64	1.30	1.30	26
10/31/16	4.97	4.93	1,031,502	0.66	0.62	1.49	1.46	43
10/31/15	0.00	0.00	1,096,242	0.67	0.64	1.10	1.10	39
Retail Class:	4/30/20	#	(22.03)[b]	(22.04)[b]	164,889	0.76	[c]	0.72	[c]	0.73	[c]	0.71	[c]	86	[b]
10/31/19	6.96	6.95	230,989	0.74	0.70	1.89	1.88	81
10/31/18	(2.40)	(2.41)	243,079	0.72	0.69	1.32	1.31	25
10/31/17	16.70	16.70	286,550	0.71	0.68	1.25	1.25	26
10/31/16	4.90	4.86	276,022	0.71	0.67	1.45	1.41	43
10/31/15	(0.02)	(0.02)	296,484	0.71	0.69	1.05	1.05	39

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	109

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	asset
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

QUANT LARGE-CAP GROWTH FUND
Institutional Class:	4/30/20	#	$14.77	$0.07		$0.59	$0.66	$(0.16)	$(0.79)	$(0.95)	$14.48
	10/31/19		14.26	0.16		1.54	1.70	(0.17)	(1.02)	(1.19)	14.77
	10/31/18		13.90	0.16		1.10	1.26	(0.16)	(0.74)	(0.90)	14.26
	10/31/17		11.14	0.16		3.07	3.23	(0.18)	(0.29)	(0.47)	13.90
	10/31/16		12.12	0.16		0.10	0.26	(0.13)	(1.11)	(1.24)	11.14
	10/31/15		12.19	0.12		0.98	1.10	(0.14)	(1.03)	(1.17)	12.12
Advisor Class:	4/30/20	#	14.79	0.07		0.58	0.65	(0.15)	(0.79)	(0.94)	14.50
	10/31/19		14.26	0.15		1.54	1.69	(0.14)	(1.02)	(1.16)	14.79
	10/31/18		13.89	0.15		1.11	1.26	(0.15)	(0.74)	(0.89)	14.26
	10/31/17		11.14	0.14		3.08	3.22	(0.18)	(0.29)	(0.47)	13.89
	10/31/16	‡	12.28	0.14		(0.04)	0.10	(0.13)	(1.11)	(1.24)	11.14
Class W:	4/30/20	#	14.81	0.10		0.59	0.69	(0.21)	(0.79)	(1.00)	14.50
	10/31/19		14.26	0.20		1.55	1.75	(0.18)	(1.02)	(1.20)	14.81
	10/31/18	†	15.65	0.01		(1.40)	(1.39)	—	—	—	14.26

QUANT LARGE-CAP VALUE FUND
Institutional Class:	4/30/20	#	10.33	0.10		(1.39)	(1.29)	(0.38)	(0.79)	(1.17)	7.87
	10/31/19		10.04	0.25		0.51	0.76	(0.23)	(0.24)	(0.47)	10.33
	10/31/18		10.57	0.24		(0.08)	0.16	(0.21)	(0.48)	(0.69)	10.04
	10/31/17		9.61	0.20		1.48	1.68	(0.22)	(0.50)	(0.72)	10.57
	10/31/16		10.12	0.21		0.14	0.35	(0.23)	(0.63)	(0.86)	9.61
	10/31/15		11.18	0.23		(0.11)	0.12	(0.18)	(1.00)	(1.18)	10.12
Advisor Class:	4/30/20	#	10.30	0.10		(1.41)	(1.31)	(0.32)	(0.79)	(1.11)	7.88
	10/31/19		10.02	0.23		0.52	0.75	(0.23)	(0.24)	(0.47)	10.30
	10/31/18		10.56	0.19		(0.05)	0.14	(0.20)	(0.48)	(0.68)	10.02
	10/31/17		9.61	0.20		1.47	1.67	(0.22)	(0.50)	(0.72)	10.56
	10/31/16	‡	10.18	0.20		0.09	0.29	(0.23)	(0.63)	(0.86)	9.61
Class W:	4/30/20	#	10.36	0.12		(1.40)	(1.28)	(0.43)	(0.79)	(1.22)	7.86
	10/31/19		10.05	0.28		0.51	0.79	(0.24)	(0.24)	(0.48)	10.36
	10/31/18	†	10.64	0.01		(0.60)	(0.59)	—	—	—	10.05

110	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data
						Ratios to average net assets
	For the period or year ended		Total return	Total return excluding payment from affiliates [u]	Net assets at end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		Net investment income (loss) excluding payment from affiliates	[u]	Portfolio turnover rate

QUANT LARGE-CAP GROWTH FUND
Institutional Class:	4/30/20	#	4.46%[b]	4.46%[b]	$179,862	0.32	%c	0.32%[c]		1.03%[c]		1.03%[c]		76%[b]
	10/31/19		13.40	13.40	203,411	0.32		0.32		1.14		1.14		116
	10/31/18		9.45	9.45	166,416	0.32		0.30		1.12		1.12		84
	10/31/17		29.96	29.96	2,578,820	0.33		0.33		1.27		1.27		91
	10/31/16		2.68	2.68	2,047,308	0.34		0.34		1.44		1.44		121
	10/31/15		10.08	10.08	2,008,644	0.34		0.34		1.06		1.06		112
Advisor Class:	4/30/20	#	4.38 [b]	4.38 [b]	1,263	0.42	[c]	0.42	[c]	0.93	[c]	0.93	[c]	76	[b]
	10/31/19		13.35	13.35	1,408	0.41		0.41		1.10		1.10		116
	10/31/18		9.47	9.47	1,551	0.43		0.41		1.04		1.04		84
	10/31/17		29.86	29.86	891	0.43		0.42		1.10		1.10		91
	10/31/16	‡	1.32 [b]	1.32 [b]	103	0.36	[c]	0.36	[c]	1.38	[c]	1.38	[c]	121
Class W:	4/30/20	#	4.64 [b]	4.64 [b]	2,808,288	0.32	[c]	0.00	[c]	1.33	[c]	1.33	[c]	76	[b]
	10/31/19		13.81	13.81	2,671,783	0.32		0.00		1.48		1.48		116
	10/31/18	†	(8.88)[b]	(8.88)[b]	2,358,591	0.32	[c]	0.00	[c]	0.74	[c]	0.74	[c]	84

QUANT LARGE-CAP VALUE FUND
Institutional Class:	4/30/20	#	(14.49)[b]	(14.49)[b]	58,325	0.38	[c]	0.36	[c]	2.17	[c]	2.17	[c]	119	[b]
	10/31/19		8.05	8.05	128,229	0.32		0.32		2.57		2.57		146
	10/31/18		1.36	1.36	119,598	0.32		0.30		2.27		2.27		84
	10/31/17		18.04	18.04	2,476,119	0.33		0.33		2.03		2.03		99
	10/31/16		4.10	4.10	2,031,032	0.34		0.34		2.24		2.24		149
	10/31/15		1.34	1.34	1,894,653	0.35		0.35		2.26		2.26		89
Advisor Class:	4/30/20	#	(14.62)[b]	(14.62)[b]	385	0.47	[c]	0.44	[c]	2.09	[c]	2.09	[c]	119	[b]
	10/31/19		7.93	7.93	538	0.42		0.42		2.38		2.38		146
	10/31/18		1.18	1.18	5,706	0.39		0.37		1.88		1.88		84
	10/31/17		17.92	17.92	135	0.40		0.40		1.96		1.96		99
	10/31/16	‡	3.47 [b]	3.47 [b]	106	0.36	[c]	0.36	[c]	2.38	[c]	2.38	[c]	149
Class W:	4/30/20	#	(14.42)[b]	(14.42)[b]	1,092,562	0.38	[c]	0.03	[c]	2.50	[c]	2.50	[c]	119	[b]
	10/31/19		8.35	8.35	2,537,786	0.32		0.00		2.85		2.85		146
	10/31/18	†	(5.55)[b]	(5.55)[b]	2,415,023	0.32	[c]	0.00	[c]	1.65	[c]	1.65	[c]	84

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	111

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	asset
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

QUANT SMALL-CAP EQUITY FUND
Institutional Class:	4/30/20	#	$16.59	$0.03		$(3.28)	$(3.25)	$(0.18)	$(0.72)	$(0.90)	$12.44
	10/31/19		18.77	0.16		0.55	0.71	(0.14)	(2.75)	(2.89)	16.59
	10/31/18		20.69	0.14		0.06	0.20	(0.16)	(1.96)	(2.12)	18.77
	10/31/17		16.64	0.16		4.53	4.69	(0.17)	(0.47)	(0.64)	20.69
	10/31/16		17.62	0.16		0.22	0.38	(0.13)	(1.23)	(1.36)	16.64
	10/31/15		19.70	0.13		0.55	0.68	(0.14)	(2.62)	(2.76)	17.62
Advisor Class:	4/30/20	#	16.56	0.03		(3.28)	(3.25)	(0.15)	(0.72)	(0.87)	12.44
	10/31/19		18.75	0.15		0.53	0.68	(0.12)	(2.75)	(2.87)	16.56
	10/31/18		20.67	0.11		0.08	0.19	(0.15)	(1.96)	(2.11)	18.75
	10/31/17		16.63	0.13		4.55	4.68	(0.17)	(0.47)	(0.64)	20.67
	10/31/16	‡	18.05	0.10		(0.16)	(0.06)	(0.13)	(1.23)	(1.36)	16.63
Premier Class:	4/30/20	#	16.47	0.03		(3.27)	(3.24)	(0.15)	(0.72)	(0.87)	12.36
	10/31/19		18.64	0.14		0.54	0.68	(0.10)	(2.75)	(2.85)	16.47
	10/31/18		20.57	0.10		0.06	0.16	(0.13)	(1.96)	(2.09)	18.64
	10/31/17		16.54	0.13		4.52	4.65	(0.15)	(0.47)	(0.62)	20.57
	10/31/16		17.53	0.14		0.21	0.35	(0.11)	(1.23)	(1.34)	16.54
	10/31/15		19.62	0.11		0.55	0.66	(0.13)	(2.62)	(2.75)	17.53
Retirement Class:	4/30/20	#	16.08	0.02		(3.19)	(3.17)	(0.13)	(0.72)	(0.85)	12.06
	10/31/19		18.27	0.12		0.52	0.64	(0.08)	(2.75)	(2.83)	16.08
	10/31/18		20.20	0.08		0.06	0.14	(0.11)	(1.96)	(2.07)	18.27
	10/31/17		16.26	0.11		4.43	4.54	(0.13)	(0.47)	(0.60)	20.20
	10/31/16		17.25	0.12		0.21	0.33	(0.09)	(1.23)	(1.32)	16.26
	10/31/15		19.36	0.09		0.54	0.63	(0.12)	(2.62)	(2.74)	17.25
Retail Class:	4/30/20	#	15.87	0.01		(3.13)	(3.12)	(0.13)	(0.72)	(0.85)	11.90
	10/31/19		18.08	0.12		0.50	0.62	(0.08)	(2.75)	(2.83)	15.87
	10/31/18		20.00	0.07		0.07	0.14	(0.10)	(1.96)	(2.06)	18.08
	10/31/17		16.11	0.10		4.39	4.49	(0.13)	(0.47)	(0.60)	20.00
	10/31/16		17.10	0.11		0.21	0.32	(0.08)	(1.23)	(1.31)	16.11
	10/31/15		19.22	0.07		0.54	0.61	(0.11)	(2.62)	(2.73)	17.10
Class W:	4/30/20	#	16.64	0.05		(3.26)	(3.21)	(0.26)	(0.72)	(0.98)	12.45
	10/31/19		18.77	0.23		0.55	0.78	(0.16)	(2.75)	(2.91)	16.64
	10/31/18	†	20.86	0.00	[d]	(2.09)	(2.09)	—	—	—	18.77

112	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

				Ratios and supplemental data

	For the
	period			Net assets at		Ratios to average net assets						Portfolio
	or year			end of period		Gross		Net		Net investment		turnover
	ended		Total return	(in thousands	)	expenses		expenses		income (loss	)	rate

QUANT SMALL-CAP EQUITY FUND
Institutional Class:	4/30/20	#	(20.82)%[b]	$1,063,086		0.43%[c]		0.39%[c]		0.47%[c]		47%[b]
	10/31/19		5.34	1,482,549		0.42		0.39		1.01		98
	10/31/18		0.85	1,728,014		0.41		0.40		0.68		87
	10/31/17		28.64	2,804,889		0.41		0.41		0.82		81
	10/31/16		2.59	2,102,479		0.42		0.42		1.01		86
	10/31/15		4.32	2,050,241		0.42		0.42		0.73		89
Advisor Class:	4/30/20	#	(20.86)[b]	516		0.52	[c]	0.48	[c]	0.41	[c]	47	[b]
	10/31/19		5.25	757		0.52		0.50		0.89		98
	10/31/18		0.84	2,770		0.48		0.47		0.58		87
	10/31/17		28.51	2,611		0.48		0.48		0.70		81
	10/31/16	‡	0.07 [b]	508		0.47	[c]	0.47	[c]	0.67	[c]	86
Premier Class:	4/30/20	#	(20.92)[b]	75,968		0.58	[c]	0.54	[c]	0.36	[c]	47	[b]
	10/31/19		5.28	114,749		0.57		0.54		0.85		98
	10/31/18		0.68	152,816		0.56		0.55		0.51		87
	10/31/17		28.46	180,112		0.56		0.56		0.70		81
	10/31/16		2.38	171,546		0.57		0.57		0.91		86
	10/31/15		4.19	182,699		0.57		0.57		0.60		89
Retirement Class:	4/30/20	#	(20.94)[b]	306,041		0.68	[c]	0.64	[c]	0.23	[c]	47	[b]
	10/31/19		5.14	440,064		0.67		0.64		0.76		98
	10/31/18		0.60	527,678		0.66		0.65		0.40		87
	10/31/17		28.29	641,915		0.66		0.66		0.58		81
	10/31/16		2.30	541,420		0.67		0.67		0.77		86
	10/31/15		4.09	545,870		0.67		0.67		0.49		89
Retail Class:	4/30/20	#	(20.90)[b]	93,633		0.73	[c]	0.65	[c]	0.20	[c]	47	[b]
	10/31/19		5.06	127,462		0.72		0.65		0.74		98
	10/31/18		0.62	146,385		0.71		0.67		0.38		87
	10/31/17		28.19	169,753		0.71		0.71		0.53		81
	10/31/16		2.26	125,084		0.73		0.73		0.69		86
	10/31/15		4.01	110,670		0.75		0.75		0.42		89
Class W:	4/30/20	#	(20.63)[b]	658,524		0.43	[c]	0.00	[c]	0.66	[c]	47	[b]
	10/31/19		5.78	778,275		0.42		0.00		1.40		98
	10/31/18	†	(10.02)[b]	794,946		0.41	[c]	0.00	[c]	(0.30)[c]		87

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	113

Financial highlights

TIAA-CREF Funds

		Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	asset
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

QUANT SMALL/MID-CAP EQUITY FUND
Institutional Class:	4/30/20	#	$12.29	$0.04		$(1.92)	$(1.88)	$(0.11)	$(0.61)	$(0.72)	$ 9.69
	10/31/19		12.43	0.11		1.08	1.19	(0.10)	(1.23)	(1.33)	12.29
	10/31/18		12.38	0.13		0.60	0.73	(0.13)	(0.55)	(0.68)	12.43
	10/31/17		9.63	0.10		2.67	2.77	(0.02)	—	(0.02)	12.38
	10/31/16	§	10.00	0.00	[d]	(0.37)	(0.37)	—	—	—	9.63
Advisor Class:	4/30/20	#	12.31	0.00	[d]	(1.89)	(1.89)	(0.10)	(0.61)	(0.71)	9.71
	10/31/19		12.44	0.11		1.08	1.19	(0.09)	(1.23)	(1.32)	12.31
	10/31/18		12.37	0.07		0.68	0.75	(0.13)	(0.55)	(0.68)	12.44
	10/31/17		9.62	0.10		2.67	2.77	(0.02)	—	(0.02)	12.37
	10/31/16	§	10.00	0.02		(0.40)	(0.38)	—	—	—	9.62
Premier Class:	4/30/20	#	12.27	0.03		(1.93)	(1.90)	(0.01)	(0.61)	(0.62)	9.75
	10/31/19		12.41	0.09		1.08	1.17	(0.08)	(1.23)	(1.31)	12.27
	10/31/18		12.36	0.09		0.62	0.71	(0.11)	(0.55)	(0.66)	12.41
	10/31/17		9.62	0.08		2.68	2.76	(0.02)	—	(0.02)	12.36
	10/31/16	§	10.00	0.02		(0.40)	(0.38)	—	—	—	9.62
Retirement Class:	4/30/20	#	12.24	0.02		(1.92)	(1.90)	(0.08)	(0.61)	(0.69)	9.65
	10/31/19		12.39	0.08		1.07	1.15	(0.07)	(1.23)	(1.30)	12.24
	10/31/18		12.34	0.07		0.63	0.70	(0.10)	(0.55)	(0.65)	12.39
	10/31/17		9.62	0.06		2.68	2.74	(0.02)	—	(0.02)	12.34
	10/31/16	§	10.00	0.01		(0.39)	(0.38)	—	—	—	9.62
Retail Class:	4/30/20	#	12.21	0.02		(1.91)	(1.89)	(0.07)	(0.61)	(0.68)	9.64
	10/31/19		12.37	0.07		1.06	1.13	(0.06)	(1.23)	(1.29)	12.21
	10/31/18		12.32	0.06		0.63	0.69	(0.09)	(0.55)	(0.64)	12.37
	10/31/17		9.62	0.05		2.66	2.71	(0.01)	—	(0.01)	12.32
	10/31/16	§	10.00	0.01		(0.39)	(0.38)	—	—	—	9.62
Class W:	4/30/20	#	12.34	0.07		(1.93)	(1.86)	(0.17)	(0.61)	(0.78)	9.70
	10/31/19		12.44	0.17		1.07	1.24	(0.11)	(1.23)	(1.34)	12.34
	10/31/18	†	13.81	0.00	[d]	(1.37)	(1.37)	—	—	—	12.44

114	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

				Ratios and supplemental data
	For the
	period			Net assets at		Ratios to average net assets						Portfolio
	or year			end of period		Gross		Net		Net investment		turnover
	ended		Total return	(in thousands	)	expenses		expenses		income (loss	)	rate

QUANT SMALL/MID-CAP EQUITY FUND
Institutional Class:	4/30/20	#	(16.48)%[b]	$ 34,209		0.51%[c]		0.51%[c]		0.69%[c]		38%[b]
	10/31/19		11.20	43,317		0.50		0.50		0.95		81
	10/31/18		6.02	34,106		0.50		0.50		1.01		64
	10/31/17		28.83	666,876		0.50		0.50		0.86		84
	10/31/16	§	(3.70)[b]	370,391		1.58	[c]	0.53	[c]	0.18	[c]	2	[b]
Advisor Class:	4/30/20	#	(16.51)[b]	1,114		0.58	[c]	0.58	[c]	0.03	[c]	38	[b]
	10/31/19		11.18	244		0.54		0.54		0.94		81
	10/31/18		6.19	1,789		0.57		0.57		0.54		64
	10/31/17		28.81	1,290		0.50		0.50		0.87		84
	10/31/16	§	(3.80)[b]	967		2.08	[c]	0.68	[c]	0.64	[c]	2	[b]
Premier Class:	4/30/20	#	(16.51)[b]	97		0.70	[c]	0.68	[c]	0.52	[c]	38	[b]
	10/31/19		11.04	123		0.66		0.66		0.80		81
	10/31/18		5.89	1,241		0.66		0.66		0.74		64
	10/31/17		28.68	1,236		0.64		0.64		0.73		84
	10/31/16	§	(3.80)[b]	962		2.27	[c]	0.68	[c]	0.64	[c]	2	[b]
Retirement Class:	4/30/20	#	(16.65)[b]	15,114		0.76	[c]	0.76	[c]	0.32	[c]	38	[b]
	10/31/19		10.89	11,950		0.75		0.75		0.71		81
	10/31/18		5.83	10,728		0.76		0.76		0.57		64
	10/31/17		28.47	4,945		0.75		0.75		0.57		84
	10/31/16	§	(3.80)[b]	1,165		2.35	[c]	0.78	[c]	0.52	[c]	2	[b]
Retail Class:	4/30/20	#	(16.63)[b]	5,366		0.87	[c]	0.87	[c]	0.31	[c]	38	[b]
	10/31/19		10.67	5,765		0.88		0.88		0.59		81
	10/31/18		5.77	5,699		0.88		0.87		0.48		64
	10/31/17		28.21	3,291		0.88		0.88		0.44		84
	10/31/16	§	(3.80)[b]	1,127		3.15	[c]	0.92	[c]	0.38	[c]	2	[b]
Class W:	4/30/20	#	(16.32)[b]	536,092		0.51	[c]	0.00	[c]	1.17	[c]	38	[b]
	10/31/19		11.73	624,076		0.50		0.00		1.46		81
	10/31/18	†	(9.92)[b]	593,204		0.52	[c]	0.00	[c]	(0.12)[c]		64

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	115

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	asset
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

SOCIAL CHOICE EQUITY FUND
Institutional Class:	4/30/20	#	$20.36	$0.15		$(0.79)	$(0.64)	$(0.33)	$(0.68)	$(1.01)	$18.71
	10/31/19		19.40	0.34		2.25	2.59	(0.31)	(1.32)	(1.63)	20.36
	10/31/18		19.19	0.33		0.65	0.98	(0.31)	(0.46)	(0.77)	19.40
	10/31/17		16.55	0.33		3.44	3.77	(0.39)	(0.74)	(1.13)	19.19
	10/31/16		16.71	0.33		0.36	0.69	(0.30)	(0.55)	(0.85)	16.55
	10/31/15		16.91	0.30		(0.07)	0.23	(0.24)	(0.19)	(0.43)	16.71
Advisor Class:	4/30/20	#	20.34	0.14		(0.79)	(0.65)	(0.31)	(0.68)	(0.99)	18.70
	10/31/19		19.39	0.33		2.24	2.57	(0.30)	(1.32)	(1.62)	20.34
	10/31/18		19.18	0.33		0.64	0.97	(0.30)	(0.46)	(0.76)	19.39
	10/31/17		16.54	0.31		3.46	3.77	(0.39)	(0.74)	(1.13)	19.18
	10/31/16	‡	16.78	0.29		0.32	0.61	(0.30)	(0.55)	(0.85)	16.54
Premier Class:	4/30/20	#	20.27	0.14		(0.80)	(0.66)	(0.29)	(0.68)	(0.97)	18.64
	10/31/19		19.33	0.31		2.23	2.54	(0.28)	(1.32)	(1.60)	20.27
	10/31/18		19.11	0.30		0.66	0.96	(0.28)	(0.46)	(0.74)	19.33
	10/31/17		16.49	0.31		3.42	3.73	(0.37)	(0.74)	(1.11)	19.11
	10/31/16		16.65	0.31		0.35	0.66	(0.27)	(0.55)	(0.82)	16.49
	10/31/15		16.86	0.28		(0.08)	0.20	(0.22)	(0.19)	(0.41)	16.65
Retirement Class:	4/30/20	#	20.66	0.13		(0.81)	(0.68)	(0.28)	(0.68)	(0.96)	19.02
	10/31/19		19.67	0.30		2.27	2.57	(0.26)	(1.32)	(1.58)	20.66
	10/31/18		19.44	0.29		0.66	0.95	(0.26)	(0.46)	(0.72)	19.67
	10/31/17		16.75	0.29		3.49	3.78	(0.35)	(0.74)	(1.09)	19.44
	10/31/16		16.90	0.30		0.35	0.65	(0.25)	(0.55)	(0.80)	16.75
	10/31/15		17.10	0.26		(0.08)	0.18	(0.19)	(0.19)	(0.38)	16.90
Retail Class:	4/30/20	#	18.07	0.11		(0.70)	(0.59)	(0.28)	(0.68)	(0.96)	16.52
	10/31/19		17.40	0.26		1.99	2.25	(0.26)	(1.32)	(1.58)	18.07
	10/31/18		17.28	0.25		0.59	0.84	(0.26)	(0.46)	(0.72)	17.40
	10/31/17		14.98	0.26		3.10	3.36	(0.32)	(0.74)	(1.06)	17.28
	10/31/16		15.21	0.27		0.31	0.58	(0.26)	(0.55)	(0.81)	14.98
	10/31/15		15.45	0.24		(0.08)	0.16	(0.21)	(0.19)	(0.40)	15.21

116	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

				Ratios and supplemental data
	For the
	period			Net assets at		Ratios to average net assets						Portfolio
	or year			end of period		Gross		Net		Net investment		turnover
	ended		Total return	(in thousands	)	expenses		expenses		income (loss	)	rate

SOCIAL CHOICE EQUITY FUND
Institutional Class:	4/30/20	#	(3.52)%[b]	$3,262,771		0.18%[c]		0.17%[c]		1.54%[c]		12%[b]
	10/31/19		14.83	3,440,954		0.17		0.17		1.81		21
	10/31/18		5.17	2,595,050		0.17		0.17		1.69		29
	10/31/17		23.79	1,908,430		0.18		0.18		1.87		14
	10/31/16		4.52	1,443,910		0.19		0.19		2.08		16
	10/31/15		1.42	1,365,668		0.18		0.18		1.80		17
Advisor Class:	4/30/20	#	(3.53)[b]	24,473		0.25	[c]	0.24	[c]	1.44	[c]	12	[b]
	10/31/19		14.74	22,476		0.24		0.24		1.73		21
	10/31/18		5.15	12,595		0.22		0.22		1.64		29
	10/31/17		23.79	8,718		0.21		0.21		1.74		14
	10/31/16	‡	4.01 [b]	159		0.21	[c]	0.21	[c]	2.02	[c]	16
Premier Class:	4/30/20	#	(3.60)[b]	86,154		0.34	[c]	0.33	[c]	1.39	[c]	12	[b]
	10/31/19		14.62	95,411		0.33		0.33		1.66		21
	10/31/18		5.07	91,623		0.33		0.33		1.54		29
	10/31/17		23.58	70,679		0.33		0.33		1.75		14
	10/31/16		4.37	80,487		0.34		0.34		1.93		16
	10/31/15		1.22	77,865		0.32		0.32		1.66		17
Retirement Class:	4/30/20	#	(3.63)[b]	653,257		0.43	[c]	0.42	[c]	1.28	[c]	12	[b]
	10/31/19		14.48	674,563		0.42		0.42		1.55		21
	10/31/18		4.96	476,339		0.42		0.42		1.44		29
	10/31/17		23.50	393,452		0.43		0.43		1.63		14
	10/31/16		4.23	329,659		0.44		0.44		1.83		16
	10/31/15		1.13	342,134		0.43		0.43		1.56		17
Retail Class:	4/30/20	#	(3.67)[b]	423,267		0.45	[c]	0.45	[c]	1.27	[c]	12	[b]
	10/31/19		14.51	462,601		0.45		0.45		1.54		21
	10/31/18		4.93	447,785		0.45		0.45		1.42		29
	10/31/17		23.46	464,729		0.46		0.46		1.60		14
	10/31/16		4.20	427,545		0.46		0.46		1.83		16
	10/31/15		1.12	915,697		0.44		0.44		1.54		17

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	117

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	asset
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

SOCIAL CHOICE LOW CARBON EQUITY FUND
Institutional Class:	4/30/20	#	$13.93	$0.10		$(0.54)	$(0.44)	$(0.18)	$(0.21)	$(0.39)	$13.10
	10/31/19		12.77	0.22		1.64	1.86	(0.19)	(0.51)	(0.70)	13.93
	10/31/18		12.50	0.20		0.36	0.56	(0.17)	(0.12)	(0.29)	12.77
	10/31/17		10.35	0.20		2.27	2.47	(0.24)	(0.08)	(0.32)	12.50
	10/31/16		9.92	0.23		0.25	0.48	(0.05)	(0.00)[d]	(0.05)	10.35
	10/31/15	^	10.00	0.03		(0.11)	(0.08)	—	—	—	9.92
Advisor Class:	4/30/20	#	13.92	0.10		(0.54)	(0.44)	(0.17)	(0.21)	(0.38)	13.10
	10/31/19		12.77	0.20		1.64	1.84	(0.18)	(0.51)	(0.69)	13.92
	10/31/18		12.49	0.18		0.38	0.56	(0.16)	(0.12)	(0.28)	12.77
	10/31/17		10.35	0.19		2.27	2.46	(0.24)	(0.08)	(0.32)	12.49
	10/31/16	‡	10.01	0.21		0.18	0.39	(0.05)	(0.00)[d]	(0.05)	10.35
Premier Class:	4/30/20	#	13.95	0.10		(0.55)	(0.45)	(0.16)	(0.21)	(0.37)	13.13
	10/31/19		12.79	0.19		1.65	1.84	(0.17)	(0.51)	(0.68)	13.95
	10/31/18		12.51	0.18		0.38	0.56	(0.16)	(0.12)	(0.28)	12.79
	10/31/17		10.34	0.18		2.27	2.45	(0.20)	(0.08)	(0.28)	12.51
	10/31/16		9.92	0.19		0.28	0.47	(0.05)	(0.00)[d]	(0.05)	10.34
	10/31/15	^	10.00	0.03		(0.11)	(0.08)	—	—	—	9.92
Retirement Class:	4/30/20	#	13.87	0.09		(0.54)	(0.45)	(0.15)	(0.21)	(0.36)	13.06
	10/31/19		12.72	0.18		1.64	1.82	(0.16)	(0.51)	(0.67)	13.87
	10/31/18		12.46	0.16		0.37	0.53	(0.15)	(0.12)	(0.27)	12.72
	10/31/17		10.33	0.18		2.25	2.43	(0.22)	(0.08)	(0.30)	12.46
	10/31/16		9.91	0.23		0.24	0.47	(0.05)	(0.00)[d]	(0.05)	10.33
	10/31/15	^	10.00	0.03		(0.12)	(0.09)	—	—	—	9.91
Retail Class:	4/30/20	#	13.88	0.08		(0.54)	(0.46)	(0.14)	(0.21)	(0.35)	13.07
	10/31/19		12.72	0.17		1.65	1.82	(0.15)	(0.51)	(0.66)	13.88
	10/31/18		12.46	0.15		0.38	0.53	(0.15)	(0.12)	(0.27)	12.72
	10/31/17		10.33	0.17		2.25	2.42	(0.21)	(0.08)	(0.29)	12.46
	10/31/16		9.91	0.20		0.26	0.46	(0.04)	(0.00)[d]	(0.04)	10.33
	10/31/15	^	10.00	0.03		(0.12)	(0.09)	—	—	—	9.91

118	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

				Ratios and supplemental data

	For the
	period			Net assets at		Ratios to average net assets						Portfolio
	or year			end of period		Gross		Net		Net investment		turnover
	ended		Total return	(in thousands	)	expenses		expenses		income (loss	)	rate

SOCIAL CHOICE LOW CARBON EQUITY FUND
Institutional Class:	4/30/20	#	(3.32)%[b]	$140,085		0.38%[c]		0.32%[c]		1.49%[c]		10%[b]
	10/31/19		15.52	89,166		0.41		0.32		1.67		27
	10/31/18		4.54	77,376		0.53		0.32		1.50		45
	10/31/17		24.33	62,732		0.62		0.32		1.72		16
	10/31/16		4.92	36,694		0.65		0.32		2.31		83
	10/31/15	^	(0.80)[b]	28,426		3.77	[c]	0.32	[c]	1.57	[c]	1	[b]
Advisor Class:	4/30/20	#	(3.33)[b]	1,248		0.48	[c]	0.42	[c]	1.43	[c]	10	[b]
	10/31/19		15.33	1,132		0.52		0.43		1.52		27
	10/31/18		4.54	344		0.62		0.41		1.40		45
	10/31/17		24.21	190		0.71		0.40		1.66		16
	10/31/16	‡	3.94 [b]	117		0.67	[c]	0.34	[c]	2.37	[c]	83
Premier Class:	4/30/20	#	(3.36)[b]	1,323		0.53	[c]	0.47	[c]	1.44	[c]	10	[b]
	10/31/19		15.33	2,171		0.56		0.47		1.50		27
	10/31/18		4.46	714		0.69		0.47		1.34		45
	10/31/17		24.12	492		0.79		0.47		1.60		16
	10/31/16		4.76	353		0.82		0.47		1.92		83
	10/31/15	^	(0.80)[b]	992		4.52	[c]	0.47	[c]	1.47	[c]	1	[b]
Retirement Class:	4/30/20	#	(3.37)[b]	123,427		0.63	[c]	0.57	[c]	1.28	[c]	10	[b]
	10/31/19		15.21	118,956		0.66		0.57		1.38		27
	10/31/18		4.26	22,392		0.78		0.57		1.24		45
	10/31/17		23.99	17,728		0.87		0.57		1.57		16
	10/31/16		4.75	6,575		0.91		0.57		2.29		83
	10/31/15	^	(0.90)[b]	2,034		4.38	[c]	0.57	[c]	1.35	[c]	1	[b]
Retail Class:	4/30/20	#	(3.45)[b]	17,892		0.68	[c]	0.62	[c]	1.22	[c]	10	[b]
	10/31/19		15.21	15,561		0.73		0.64		1.36		27
	10/31/18		4.23	11,882		0.85		0.64		1.17		45
	10/31/17		23.81	7,983		0.97		0.67		1.45		16
	10/31/16		4.69	2,575		0.97		0.65		2.05		83
	10/31/15	^	(0.90)[b]	1,513		4.72	[c]	0.71	[c]	1.22	[c]	1	[b]

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	119

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	asset
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

EMERGING MARKETS EQUITY FUND
Institutional Class:	4/30/20	#	$11.54	$0.03		$(1.54)	$(1.51)	$(0.18)	$ —	$(0.18)	$ 9.85
	10/31/19		10.05	0.18		1.75	1.93	(0.05)	(0.39)	(0.44)	11.54
	10/31/18		12.87	0.11		(2.38)	(2.27)	(0.10)	(0.45)	(0.55)	10.05
	10/31/17		9.66	0.11		3.18	3.29	(0.08)	—	(0.08)	12.87
	10/31/16		9.07	0.10		0.58	0.68	(0.09)	—	(0.09)	9.66
	10/31/15		10.78	0.12		(1.70)	(1.58)	(0.13)	—	(0.13)	9.07
Advisor Class:	4/30/20	#	11.54	0.01		(1.54)	(1.53)	(0.17)	—	(0.17)	9.84
	10/31/19		10.05	0.17		1.76	1.93	(0.05)	(0.39)	(0.44)	11.54
	10/31/18		12.86	0.04		(2.31)	(2.27)	(0.09)	(0.45)	(0.54)	10.05
	10/31/17		9.65	0.11		3.18	3.29	(0.08)	—	(0.08)	12.86
	10/31/16	‡	8.87	0.10		0.77	0.87	(0.09)	—	(0.09)	9.65
Premier Class:	4/30/20	#	11.55	0.02		(1.55)	(1.53)	(0.16)	—	(0.16)	9.86
	10/31/19		10.04	0.17		1.77	1.94	(0.04)	(0.39)	(0.43)	11.55
	10/31/18		12.85	0.09		(2.38)	(2.29)	(0.07)	(0.45)	(0.52)	10.04
	10/31/17		9.65	0.11		3.16	3.27	(0.07)	—	(0.07)	12.85
	10/31/16		9.06	0.09		0.57	0.66	(0.07)	—	(0.07)	9.65
	10/31/15		10.77	0.12		(1.71)	(1.59)	(0.12)	—	(0.12)	9.06
Retirement Class:	4/30/20	#	11.49	0.02		(1.53)	(1.51)	(0.16)	—	(0.16)	9.82
	10/31/19		10.00	0.17		1.74	1.91	(0.03)	(0.39)	(0.42)	11.49
	10/31/18		12.82	0.08		(2.37)	(2.29)	(0.08)	(0.45)	(0.53)	10.00
	10/31/17		9.62	0.08		3.18	3.26	(0.06)	—	(0.06)	12.82
	10/31/16		9.03	0.08		0.57	0.65	(0.06)	—	(0.06)	9.62
	10/31/15		10.73	0.11		(1.70)	(1.59)	(0.11)	—	(0.11)	9.03
Retail Class:	4/30/20	#	11.51	0.01		(1.54)	(1.53)	(0.14)	—	(0.14)	9.84
	10/31/19		10.00	0.14		1.76	1.90	0.00 [d]	(0.39)	(0.39)	11.51
	10/31/18		12.83	0.06		(2.37)	(2.31)	(0.07)	(0.45)	(0.52)	10.00
	10/31/17		9.62	0.07		3.19	3.26	(0.05)	—	(0.05)	12.83
	10/31/16		9.02	0.06		0.58	0.64	(0.04)	—	(0.04)	9.62
	10/31/15		10.72	0.08		(1.69)	(1.61)	(0.09)	—	(0.09)	9.02
Class W:	4/30/20	#	11.63	0.08		(1.55)	(1.47)	(0.28)	—	(0.28)	9.88
	10/31/19		10.06	0.28		1.76	2.04	(0.08)	(0.39)	(0.47)	11.63
	10/31/18	†	10.77	0.01		(0.72)	(0.71)	—	—	—	10.06

120	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data
							Ratios to average net assets
	For the period or year ended		Total return	Total return excluding payment from affiliates [u]	Net assets at end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	Net investment income (loss) excluding payment from affiliates	[u]	Portfolio turnover rate

EMERGING MARKETS EQUITY FUND
Institutional Class:	4/30/20	#	(13.43)%[b]	(13.44)%[b]	$ 233,962		0.89%[c]		0.89%[c]		0.53%[c]		0.51%[c]		71%[b]
	10/31/19		20.10	20.09	255,775		0.90		0.90		1.66		1.65		129
	10/31/18		(18.47)	(18.48)	239,932		0.91		0.91		0.93		0.93		127
	10/31/17		34.55	34.54	1,334,540		0.92		0.92		1.03		1.01		152
	10/31/16		7.73	7.60	1,067,866		0.94		0.94		1.12		0.99		195
	10/31/15		(14.85)	(14.85)	918,839		0.94		0.94		1.17		1.17		114
Advisor Class:	4/30/20	#	(13.50)[b]	(13.51)[b]	210		1.01	[c]	1.01	[c]	0.19	[c]	0.17	[c]	71	[b]
	10/31/19		20.11	20.10	236		0.97		0.97		1.59		1.58		129
	10/31/18		(18.48)	(18.49)	138		0.96		0.96		0.30		0.30		127
	10/31/17		34.45	34.44	848		0.99		0.99		0.97		0.96		152
	10/31/16	‡	9.91 [b]	9.77 [b]	115		0.96	[c]	0.96	[c]	1.30	[c]	1.14	[c]	195
Premier Class:	4/30/20	#	(13.45)[b]	(13.46)[b]	6,963		1.04	[c]	0.99	[c]	0.41	[c]	0.39	[c]	71	[b]
	10/31/19		19.99	19.98	7,700		1.05		1.02		1.54		1.52		129
	10/31/18		(18.63)	(18.64)	8,057		1.06		1.06		0.70		0.70		127
	10/31/17		34.32	34.31	11,035		1.07		1.07		1.03		1.01		152
	10/31/16		7.57	7.42	15,890		1.09		1.09		1.01		0.86		195
	10/31/15		(14.98)	(14.98)	9,408		1.09		1.09		1.21		1.21		114
Retirement Class:	4/30/20	#	(13.42)[b]	(13.43)[b]	102,724		1.14	[c]	0.99	[c]	0.38	[c]	0.36	[c]	71	[b]
	10/31/19		19.96	19.95	137,434		1.15		1.04		1.58		1.57		129
	10/31/18		(18.63)	(18.64)	88,764		1.16		1.13		0.67		0.66		127
	10/31/17		34.14	34.13	79,596		1.17		1.17		0.73		0.72		152
	10/31/16		7.47	7.34	26,946		1.19		1.19		0.86		0.74		195
	10/31/15		(15.03)	(15.03)	29,332		1.19		1.19		1.07		1.07		114
Retail Class:	4/30/20	#	(13.52)[b]	(13.53)[b]	7,694		1.25	[c]	1.25	[c]	0.12	[c]	0.11	[c]	71	[b]
	10/31/19		19.64	19.63	9,348		1.27		1.27		1.28		1.27		129
	10/31/18		(18.78)	(18.79)	7,636		1.27		1.27		0.50		0.49		127
	10/31/17		34.04	34.03	12,675		1.30		1.30		0.62		0.61		152
	10/31/16		7.21	7.08	4,460		1.36		1.34		0.72		0.59		195
	10/31/15		(15.10)	(15.10)	4,560		1.31		1.31		0.80		0.80		114
Class W:	4/30/20	#	(13.02)[b]	(13.03)[b]	1,165,686		0.89	[c]	0.00	[c]	1.44	[c]	1.42	[c]	71	[b]
	10/31/19		21.10	21.09	1,166,939		0.89		0.00		2.54		2.53		129
	10/31/18	†	(6.59)[b]	(6.59)[b]	1,081,436		0.91	[c]	0.00	[c]	0.91	[c]	0.90	[c]	127

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	121

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	asset
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period

INTERNATIONAL EQUITY FUND
Institutional Class:	4/30/20	#	$11.06	$0.09		$(1.66)	$(1.57)	$(0.19)	$ —	$(0.19)	$ 9.30
	10/31/19		11.24	0.20		0.35	0.55	(0.24)	(0.49)	(0.73)	11.06
	10/31/18		13.24	0.26		(1.94)	(1.68)	(0.15)	(0.17)	(0.32)	11.24
	10/31/17		10.59	0.17		2.64	2.81	(0.16)	—	(0.16)	13.24
	10/31/16		10.97	0.16		(0.41)	(0.25)	(0.13)	—	(0.13)	10.59
	10/31/15		10.81	0.18		0.13	0.31	(0.15)	—	(0.15)	10.97
Advisor Class:	4/30/20	#	11.29	0.08		(1.68)	(1.60)	(0.18)	—	(0.18)	9.51
	10/31/19		11.23	0.05		0.50	0.55	—	(0.49)	(0.49)	11.29
	10/31/18		13.24	0.23		(1.93)	(1.70)	(0.14)	(0.17)	(0.31)	11.23
	10/31/17		10.59	0.03		2.77	2.80	(0.15)	—	(0.15)	13.24
	10/31/16	‡	10.80	0.16		(0.24)	(0.08)	(0.13)	—	(0.13)	10.59
Premier Class:	4/30/20	#	11.03	0.08		(1.65)	(1.57)	(0.17)	—	(0.17)	9.29
	10/31/19		11.21	0.18		0.35	0.53	(0.22)	(0.49)	(0.71)	11.03
	10/31/18		13.21	0.23		(1.93)	(1.70)	(0.13)	(0.17)	(0.30)	11.21
	10/31/17		10.56	0.16		2.63	2.79	(0.14)	—	(0.14)	13.21
	10/31/16		10.94	0.14		(0.40)	(0.26)	(0.12)	—	(0.12)	10.56
	10/31/15		10.78	0.15		0.15	0.30	(0.14)	—	(0.14)	10.94
Retirement Class:	4/30/20	#	11.48	0.08		(1.71)	(1.63)	(0.17)	—	(0.17)	9.68
	10/31/19		11.63	0.18		0.36	0.54	(0.20)	(0.49)	(0.69)	11.48
	10/31/18		13.69	0.23		(2.01)	(1.78)	(0.11)	(0.17)	(0.28)	11.63
	10/31/17		10.94	0.15		2.73	2.88	(0.13)	—	(0.13)	13.69
	10/31/16		11.33	0.14		(0.43)	(0.29)	(0.10)	—	(0.10)	10.94
	10/31/15		11.15	0.16		0.14	0.30	(0.12)	—	(0.12)	11.33
Retail Class:	4/30/20	#	7.02	0.04		(1.03)	(0.99)	(0.17)	—	(0.17)	5.86
	10/31/19		7.42	0.10		0.20	0.30	(0.21)	(0.49)	(0.70)	7.02
	10/31/18		8.84	0.14		(1.28)	(1.14)	(0.11)	(0.17)	(0.28)	7.42
	10/31/17		7.11	0.10		1.76	1.86	(0.13)	—	(0.13)	8.84
	10/31/16		7.43	0.10		(0.30)	(0.20)	(0.12)	—	(0.12)	7.11
	10/31/15		7.36	0.10		0.10	0.20	(0.13)	—	(0.13)	7.43
Class W:	4/30/20	#	11.10	0.11		(1.65)	(1.54)	(0.24)	—	(0.24)	9.32
	10/31/19		11.25	0.25		0.34	0.59	(0.25)	(0.49)	(0.74)	11.10
	10/31/18	†	12.32	0.01		(1.08)	(1.07)	—	—	—	11.25

122	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data
							Ratios to average net assets
				Total									Net investment
	For the			return									income (loss)
	period			excluding	Net assets at						Net		excluding		Portfolio
	or year		Total	payment from	end of period		Gross		Net		investment		payment from		turnover
	ended		return	affiliates [u]	(in thousands	)	expenses		expenses		income (loss	)	affiliates	[u]	rate

INTERNATIONAL EQUITY FUND
Institutional Class:	4/30/20	#	(14.48)%[b]	(14.49)%[b]	$2,092,828		0.48%[c]		0.48%[c]		1.71%[c]		1.69%[c]		91%[b]
	10/31/19		5.73	5.72	2,484,368		0.48		0.48		1.87		1.86		114
	10/31/18		(13.04)	(13.05)	1,892,458		0.48		0.48		1.99		1.98		73
	10/31/17		26.88	26.87	3,591,186		0.49		0.49		1.46		1.45		112
	10/31/16		(2.21)	(2.28)	2,808,919		0.49		0.48		1.57		1.50		95
	10/31/15		2.97	2.97	2,823,880		0.49		0.49		1.60		1.60		71
Advisor Class:	4/30/20	#	(14.42)[b]	(14.43)[b]	2,859		0.56	[c]	0.56	[c]	1.57	[c]	1.55	[c]	91	[b]
	10/31/19		5.46	5.45	3,929		0.60		0.60		0.38		0.37		114
	10/31/18		(13.16)	(13.17)	196,238		0.61		0.61		1.79		1.79		73
	10/31/17		26.86	26.86	248,286		0.67		0.64		0.24		0.23		112
	10/31/16	‡	(0.68)[b]	(0.76)[b]	104		0.51	[c]	0.51	[c]	1.76	[c]	1.68	[c]	95
Premier Class:	4/30/20	#	(14.47)[b]	(14.48)[b]	93,511		0.63	[c]	0.63	[c]	1.48	[c]	1.46	[c]	91	[b]
	10/31/19		5.52	5.51	133,306		0.63		0.63		1.76		1.74		114
	10/31/18		(13.20)	(13.21)	164,943		0.63		0.63		1.75		1.74		73
	10/31/17		26.76	26.75	229,039		0.64		0.64		1.35		1.34		112
	10/31/16		(2.37)	(2.43)	203,311		0.64		0.63		1.34		1.28		95
	10/31/15		2.82	2.82	256,322		0.64		0.63		1.37		1.37		71
Retirement Class:	4/30/20	#	(14.48)[b]	(14.49)[b]	352,349		0.73	[c]	0.68	[c]	1.45	[c]	1.43	[c]	91	[b]
	10/31/19		5.44	5.43	459,274		0.73		0.71		1.63		1.62		114
	10/31/18		(13.25)	(13.26)	525,331		0.73		0.73		1.73		1.72		73
	10/31/17		26.60	26.59	676,858		0.74		0.74		1.21		1.21		112
	10/31/16		(2.51)	(2.58)	543,161		0.74		0.73		1.29		1.22		95
	10/31/15		2.75	2.75	661,567		0.74		0.73		1.36		1.36		71
Retail Class:	4/30/20	#	(14.55)[b]	(14.56)[b]	199,899		0.82	[c]	0.82	[c]	1.34	[c]	1.32	[c]	91	[b]
	10/31/19		5.24	5.23	249,406		0.82		0.82		1.53		1.52		114
	10/31/18		(13.32)	(13.33)	274,948		0.80		0.80		1.65		1.65		73
	10/31/17		26.64	26.63	342,956		0.79		0.79		1.29		1.28		112
	10/31/16		(2.60)	(2.67)	524,715		0.78		0.78		1.42		1.35		95
	10/31/15		2.75	2.75	311,587		0.83		0.82		1.26		1.26		71
Class W:	4/30/20	#	(14.21)[b]	(14.22)[b]	1,351,016		0.48	[c]	0.00	[c]	2.21	[c]	2.19	[c]	91	[b]
	10/31/19		6.16	6.15	1,480,782		0.48		0.00		2.35		2.34		114
	10/31/18	†	(8.69)[b]	(8.69)[b]	1,377,271		0.48	[c]	0.00	[c]	1.08	[c]	1.07	[c]	73

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	123

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

INTERNATIONAL OPPORTUNITIES FUND
Institutional Class:	4/30/20	#	$13.35	$0.05		$(0.87)	$(0.82)	$(0.14)	$ —	$(0.14)	$12.39
	10/31/19		11.99	0.16		1.35	1.51	(0.15)	—	(0.15)	13.35
	10/31/18		13.06	0.20		(1.11)	(0.91)	(0.16)	—	(0.16)	11.99
	10/31/17		10.17	0.16		2.86	3.02	(0.13)	—	(0.13)	13.06
	10/31/16		10.49	0.14		(0.33)	(0.19)	(0.13)	—	(0.13)	10.17
	10/31/15		10.45	0.14		0.00 [d]	0.14	(0.10)	—	(0.10)	10.49
Advisor Class:	4/30/20	#	13.34	0.04		(0.87)	(0.83)	(0.14)	—	(0.14)	12.37
	10/31/19		11.97	0.11		1.40	1.51	(0.14)	—	(0.14)	13.34
	10/31/18		13.05	0.18		(1.10)	(0.92)	(0.16)	—	(0.16)	11.97
	10/31/17		10.17	0.16		2.85	3.01	(0.13)	—	(0.13)	13.05
	10/31/16	‡	10.58	0.13		(0.41)	(0.28)	(0.13)	—	(0.13)	10.17
Premier Class:	4/30/20	#	13.37	0.03		(0.86)	(0.83)	(0.13)	—	(0.13)	12.41
	10/31/19		12.00	0.15		1.35	1.50	(0.13)	—	(0.13)	13.37
	10/31/18		13.07	0.18		(1.11)	(0.93)	(0.14)	—	(0.14)	12.00
	10/31/17		10.16	0.14		2.86	3.00	(0.09)	—	(0.09)	13.07
	10/31/16		10.47	0.13		(0.33)	(0.20)	(0.11)	—	(0.11)	10.16
	10/31/15		10.43	0.12		0.01	0.13	(0.09)	—	(0.09)	10.47
Retirement Class:	4/30/20	#	13.30	0.04		(0.86)	(0.82)	(0.13)	—	(0.13)	12.35
	10/31/19		11.93	0.15		1.35	1.50	(0.13)	—	(0.13)	13.30
	10/31/18		13.02	0.16		(1.11)	(0.95)	(0.14)	—	(0.14)	11.93
	10/31/17		10.14	0.12		2.87	2.99	(0.11)	—	(0.11)	13.02
	10/31/16		10.46	0.11		(0.33)	(0.22)	(0.10)	—	(0.10)	10.14
	10/31/15		10.42	0.12		0.00 [d]	0.12	(0.08)	—	(0.08)	10.46
Retail Class:	4/30/20	#	13.32	0.02		(0.87)	(0.85)	(0.09)	—	(0.09)	12.38
	10/31/19		11.94	0.12		1.36	1.48	(0.10)	—	(0.10)	13.32
	10/31/18		13.01	0.14		(1.10)	(0.96)	(0.11)	—	(0.11)	11.94
	10/31/17		10.13	0.11		2.85	2.96	(0.08)	—	(0.08)	13.01
	10/31/16		10.44	0.09		(0.33)	(0.24)	(0.07)	—	(0.07)	10.13
	10/31/15		10.41	0.10		0.00 [d]	0.10	(0.07)	—	(0.07)	10.44
Class W:	4/30/20	#	13.42	0.09		(0.86)	(0.77)	(0.23)	—	(0.23)	12.42
	10/31/19		11.99	0.24		1.36	1.60	(0.17)	—	(0.17)	13.42
	10/31/18	†	13.52	0.01		(1.54)	(1.53)	—	—	—	11.99

QUANT INTERNATIONAL EQUITY FUND
Institutional Class:	4/30/20	#	7.45	0.08		(1.12)	(1.04)	(0.21)	—	(0.21)	6.20
	10/31/19		7.37	0.22		0.41	0.63	(0.24)	(0.31)	(0.55)	7.45
	10/31/18		8.35	0.27		(0.99)	(0.72)	(0.26)	—	(0.26)	7.37
	10/31/17		6.87	0.21		1.46	1.67	(0.19)	—	(0.19)	8.35
	10/31/16		7.30	0.22		(0.44)	(0.22)	(0.21)	—	(0.21)	6.87
	10/31/15		7.97	0.23		(0.33)	(0.10)	(0.28)	(0.29)	(0.57)	7.30
Advisor Class:	4/30/20	#	7.44	0.07		(1.11)	(1.04)	(0.21)	—	(0.21)	6.19
	10/31/19		7.37	0.22		0.39	0.61	(0.23)	(0.31)	(0.54)	7.44
	10/31/18		8.35	0.24		(0.97)	(0.73)	(0.25)	—	(0.25)	7.37
	10/31/17		6.87	0.20		1.47	1.67	(0.19)	—	(0.19)	8.35
	10/31/16	‡	7.25	0.21		(0.38)	(0.17)	(0.21)	—	(0.21)	6.87
Class W:	4/30/20	#	7.47	0.09		(1.12)	(1.03)	(0.24)	—	(0.24)	6.20
	10/31/19		7.37	0.25		0.41	0.66	(0.25)	(0.31)	(0.56)	7.47
	10/31/18	†	8.04	0.01		(0.68)	(0.67)	—	—	—	7.37

124	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data
							Ratios to average net assets
	For the period or year ended		Total return	Total return excluding payment from affiliates [u]	Net assets at end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	Net investment income (loss) excluding payment from affiliates	[u]	Portfolio turnover rate

INTERNATIONAL OPPORTUNITIES FUND
Institutional Class:	4/30/20	#	(6.21)%[b]	(6.22)%[b]	$ 113,359		0.62%[c]		0.62%[c]		0.77%[c]		0.75%[c]		26%[b]
	10/31/19		12.84	12.83	117,428		0.62		0.62		1.31		1.29		28
	10/31/18		(7.07)	(7.08)	87,135		0.62		0.62		1.43		1.43		21
	10/31/17		30.08	30.07	1,414,259		0.63		0.63		1.42		1.41		24
	10/31/16		(1.82)	(1.84)	1,298,796		0.63		0.63		1.37		1.35		31
	10/31/15		1.43	1.43	1,166,448		0.63		0.63		1.28		1.28		41
Advisor Class:	4/30/20	#	(6.33)[b]	(6.34)[b]	3,337		0.72	[c]	0.72	[c]	0.62	[c]	0.60	[c]	26	[b]
	10/31/19		12.85	12.84	4,168		0.71		0.71		0.85		0.84		28
	10/31/18		(7.17)	(7.17)	178		0.69		0.69		1.35		1.35		21
	10/31/17		29.96	29.95	150		0.64		0.64		1.41		1.40		24
	10/31/16	‡	(2.67)[b]	(2.69)[b]	101		0.65	[c]	0.65	[c]	1.46	[c]	1.44	[c]	31
Premier Class:	4/30/20	#	(6.30)[b]	(6.31)[b]	313		0.77	[c]	0.68	[c]	0.39	[c]	0.37	[c]	26	[b]
	10/31/19		12.74	12.73	1,308		0.77		0.73		1.21		1.20		28
	10/31/18		(7.17)	(7.17)	1,562		0.78		0.78		1.34		1.34		21
	10/31/17		29.78	29.77	506		0.80		0.80		1.22		1.21		24
	10/31/16		(1.90)	(1.92)	325		0.79		0.79		1.27		1.25		31
	10/31/15		1.25	1.25	1,059		0.80		0.80		1.13		1.13		41
Retirement Class:	4/30/20	#	(6.27)[b]	(6.28)[b]	138,789		0.87	[c]	0.68	[c]	0.66	[c]	0.64	[c]	26	[b]
	10/31/19		12.77	12.76	175,643		0.87		0.77		1.19		1.17		28
	10/31/18		(7.34)	(7.34)	127,760		0.87		0.87		1.18		1.18		21
	10/31/17		29.74	29.73	30,390		0.88		0.88		1.03		1.02		24
	10/31/16		(1.98)	(2.00)	7,416		0.88		0.88		1.13		1.12		31
	10/31/15		1.06	1.06	8,806		0.89		0.89		1.08		1.08		41
Retail Class:	4/30/20	#	(6.53)[b]	(6.54)[b]	3,696		1.02	[c]	1.02	[c]	0.35	[c]	0.34	[c]	26	[b]
	10/31/19		12.50	12.49	4,122		1.02		1.02		0.92		0.91		28
	10/31/18		(7.41)	(7.41)	4,341		1.02		1.02		1.04		1.04		21
	10/31/17		29.46	29.45	3,404		1.08		1.08		0.94		0.94		24
	10/31/16		(2.25)	(2.27)	1,619		1.10		1.09		0.88		0.87		31
	10/31/15		1.01	1.01	1,995		1.00		1.00		0.94		0.94		41
Class W:	4/30/20	#	(6.01)[b]	(6.02)[b]	1,393,676		0.62	[c]	0.00	[c]	1.38	[c]	1.36	[c]	26	[b]
	10/31/19		13.62	13.61	1,487,781		0.62		0.00		1.94		1.92		28
	10/31/18	†	(11.32)[b]	(11.32)[b]	1,330,650		0.63	[c]	0.00	[c]	0.76	[c]	0.82	[c]	21

QUANT INTERNATIONAL EQUITY FUND
Institutional Class:	4/30/20	#	(14.36)[b]	(14.36)[b]	110,672		0.40	[c]	0.40	[c]	2.32	[c]	2.32	[c]	65	[b]
	10/31/19		9.59	9.59	130,515		0.40		0.40		3.15		3.15		114
	10/31/18		(8.96)	(8.96)	119,559		0.40		0.40		3.25		3.25		106
	10/31/17		24.93	24.93	1,888,139		0.41		0.41		2.79		2.79		106
	10/31/16		(2.99)	(2.99)	1,521,511		0.41		0.41		3.20		3.20		100
	10/31/15		(1.01)	(1.01)	1,292,616		0.42		0.42		3.08		3.08		84
Advisor Class:	4/30/20	#	(14.44)[b]	(14.44)[b]	152		0.62	[c]	0.55	[c]	2.11	[c]	2.11	[c]	65	[b]
	10/31/19		9.38	9.38	182		0.48		0.48		3.16		3.16		114
	10/31/18		(9.04)	(9.04)	203		0.47		0.47		3.00		3.00		106
	10/31/17		24.89	24.89	170		0.52		0.52		2.69		2.69		106
	10/31/16	‡	(2.34)[b]	(2.34)[b]	102		0.44	[c]	0.44	[c]	3.41	[c]	3.41	[c]	100
Class W:	4/30/20	#	(14.29)[b]	(14.29)[b]	1,607,425		0.40	[c]	0.00	[c]	2.71	[c]	2.71	[c]	65	[b]
	10/31/19		10.00	10.00	1,816,593		0.40		0.00		3.57		3.57		114
	10/31/18	†	(8.33)[b]	(8.33)[b]	1,679,324		0.41	[c]	0.00	[c]	1.14	[c]	1.14	[c]	106

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	125

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		and unrealized	Total gain	Less distributions from		Total	asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

QUANT INTERNATIONAL SMALL-CAP EQUITY FUND
Institutional Class:	4/30/20	#	$10.30	$0.10		$(2.12)	$(2.02)	$(0.35)	$ —	$(0.35)	$7.93
	10/31/19		10.22	0.26		0.40	0.66	(0.29)	(0.29)	(0.58)	10.30
	10/31/18		12.90	0.33		(2.22)	(1.89)	(0.34)	(0.45)	(0.79)	10.22
	10/31/17	**	10.00	0.27		2.64	2.91	(0.01)	—	(0.01)	12.90
Advisor Class:	4/30/20	#	10.29	0.09		(2.10)	(2.01)	(0.35)	—	(0.35)	7.93
	10/31/19		10.22	0.26		0.39	0.65	(0.29)	(0.29)	(0.58)	10.29
	10/31/18		12.88	0.31		(2.20)	(1.89)	(0.32)	(0.45)	(0.77)	10.22
	10/31/17	**	10.00	0.22		2.67	2.89	(0.01)	—	(0.01)	12.88
Premier Class:	4/30/20	#	10.42	0.09		(2.15)	(2.06)	(0.33)	—	(0.33)	8.03
	10/31/19		10.23	0.25		0.41	0.66	(0.18)	(0.29)	(0.47)	10.42
	10/31/18		12.88	0.29		(2.17)	(1.88)	(0.32)	(0.45)	(0.77)	10.23
	10/31/17	**	10.00	0.22		2.67	2.89	(0.01)	—	(0.01)	12.88
Retirement Class:	4/30/20	#	10.29	0.09		(2.11)	(2.02)	(0.34)	—	(0.34)	7.93
	10/31/19		10.19	0.25		0.39	0.64	(0.25)	(0.29)	(0.54)	10.29
	10/31/18		12.87	0.27		(2.18)	(1.91)	(0.32)	(0.45)	(0.77)	10.19
	10/31/17	**	10.00	0.20		2.68	2.88	(0.01)	—	(0.01)	12.87
Retail Class:	4/30/20	#	10.30	0.08		(2.12)	(2.04)	(0.31)	—	(0.31)	7.95
	10/31/19		10.18	0.22		0.40	0.62	(0.21)	(0.29)	(0.50)	10.30
	10/31/18		12.86	0.26		(2.19)	(1.93)	(0.30)	(0.45)	(0.75)	10.18
	10/31/17	**	10.00	0.20		2.67	2.87	(0.01)	—	(0.01)	12.86
Class W:	4/30/20	#	10.35	0.13		(2.11)	(1.98)	(0.42)	—	(0.42)	7.95
	10/31/19		10.22	0.33		0.40	0.73	(0.31)	(0.29)	(0.60)	10.35
	10/31/18	†	11.37	0.01		(1.16)	(1.15)	—	—	—	10.22

126	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

				Ratios and supplemental data
	For the period			Net assets at		Ratios to average net assets						Portfolio
	or year ended		Total return	end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate

QUANT INTERNATIONAL SMALL-CAP EQUITY FUND
Institutional Class:	4/30/20	#	(20.37)%[b]	$ 47,874		0.72%[c]		0.67%[c]		2.11%[c]		67%[b]
	10/31/19		7.04	55,449		0.71		0.66		2.68		87
	10/31/18		(15.62)	43,174		0.71		0.66		2.71		89
	10/31/17	**	29.14 [b]	935,888		0.73	[c]	0.68	[c]	2.59	[c]	70	[b]
Advisor Class:	4/30/20	#	(20.33)[b]	65		0.79	[c]	0.74	[c]	2.00	[c]	67	[b]
	10/31/19		6.96	84		0.76		0.71		2.66		87
	10/31/18		(15.59)	83		0.73		0.68		2.44		89
	10/31/17	**	28.92 [b]	1,297		0.88	[c]	0.83	[c]	2.18	[c]	70	[b]
Premier Class:	4/30/20	#	(20.47)[b]	59		0.93	[c]	0.86	[c]	1.88	[c]	67	[b]
	10/31/19		6.85	76		0.89		0.84		2.53		87
	10/31/18		(15.54)	75		0.87		0.82		2.29		89
	10/31/17	**	28.92 [b]	1,288		1.03	[c]	0.85	[c]	2.16	[c]	70	[b]
Retirement Class:	4/30/20	#	(20.42)[b]	3,078		0.97	[c]	0.84	[c]	2.01	[c]	67	[b]
	10/31/19		6.86	3,113		0.96		0.84		2.54		87
	10/31/18		(15.79)	3,620		0.97		0.89		2.21		89
	10/31/17	**	28.82 [b]	8,020		1.03	[c]	0.95	[c]	1.93	[c]	70	[b]
Retail Class:	4/30/20	#	(20.52)[b]	644		1.42	[c]	1.09	[c]	1.62	[c]	67	[b]
	10/31/19		6.61	851		1.35		1.09		2.26		87
	10/31/18		(15.95)	971		1.17		1.08		2.15		89
	10/31/17	**	28.71 [b]	2,336		1.42	[c]	1.09	[c]	1.91	[c]	70	[b]
Class W:	4/30/20	#	(20.14)[b]	813,433		0.72	[c]	0.01	[c]	2.78	[c]	67	[b]
	10/31/19		7.85	926,729		0.71		0.00		3.38		87
	10/31/18	†	(10.11)[b]	852,681		0.72	[c]	0.00	[c]	0.80	[c]	89

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	127

Financial highlights

TIAA-CREF Funds

			Selected per share data

				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized and unrealized	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period

SOCIAL CHOICE INTERNATIONAL EQUITY FUND
Institutional Class:	4/30/20	#	$11.16	$0.12		$(1.63)	$(1.51)	$(0.18)	$ —	$(0.18)	$ 9.47
	10/31/19		10.14	0.31		0.95	1.26	(0.24)	—	(0.24)	11.16
	10/31/18		11.21	0.29		(1.13)	(0.84)	(0.23)	(0.00)[d]	(0.23)	10.14
	10/31/17		9.31	0.28		1.86	2.14	(0.24)	—	(0.24)	11.21
	10/31/16		9.53	0.26		(0.42)	(0.16)	(0.06)	—	(0.06)	9.31
	10/31/15	^	10.00	0.04		(0.51)	(0.47)	—	—	—	9.53
Advisor Class:	4/30/20	#	11.16	0.10		(1.61)	(1.51)	(0.18)	—	(0.18)	9.47
	10/31/19		10.14	0.30		0.95	1.25	(0.23)	—	(0.23)	11.16
	10/31/18		11.21	0.30		(1.14)	(0.84)	(0.23)	(0.00)[d]	(0.23)	10.14
	10/31/17		9.32	0.31		1.81	2.12	(0.23)	—	(0.23)	11.21
	10/31/16	‡	9.51	0.26		(0.39)	(0.13)	(0.06)	—	(0.06)	9.32
Premier Class:	4/30/20	#	11.17	0.06		(1.58)	(1.52)	(0.17)	—	(0.17)	9.48
	10/31/19		10.13	0.32		0.92	1.24	(0.20)	—	(0.20)	11.17
	10/31/18		11.19	0.32		(1.16)	(0.84)	(0.22)	(0.00)[d]	(0.22)	10.13
	10/31/17		9.30	0.26		1.85	2.11	(0.22)	—	(0.22)	11.19
	10/31/16		9.53	0.25		(0.42)	(0.17)	(0.06)	—	(0.06)	9.30
	10/31/15	^	10.00	0.04		(0.51)	(0.47)	—	—	—	9.53
Retirement Class:	4/30/20	#	11.12	0.10		(1.61)	(1.51)	(0.16)	—	(0.16)	9.45
	10/31/19		10.11	0.26		0.96	1.22	(0.21)	—	(0.21)	11.12
	10/31/18		11.17	0.29		(1.14)	(0.85)	(0.21)	(0.00)[d]	(0.21)	10.11
	10/31/17		9.29	0.26		1.84	2.10	(0.22)	—	(0.22)	11.17
	10/31/16		9.52	0.24		(0.42)	(0.18)	(0.05)	—	(0.05)	9.29
	10/31/15	^	10.00	0.03		(0.51)	(0.48)	—	—	—	9.52
Retail Class:	4/30/20	#	11.13	0.10		(1.63)	(1.53)	(0.15)	—	(0.15)	9.45
	10/31/19		10.10	0.27		0.96	1.23	(0.20)	—	(0.20)	11.13
	10/31/18		11.17	0.28		(1.15)	(0.87)	(0.20)	(0.00)[d]	(0.20)	10.10
	10/31/17		9.29	0.26		1.82	2.08	(0.20)	—	(0.20)	11.17
	10/31/16		9.52	0.26		(0.44)	(0.18)	(0.05)	—	(0.05)	9.29
	10/31/15	^	10.00	0.03		(0.51)	(0.48)	—	—	—	9.52

#	Unaudited
^	The Fund commenced operations on August 7, 2015.
‡	Advisor Class commenced operations on December 4, 2015.
§	The Fund commenced operations on August 5, 2016.
**	The Fund commenced operations on December 9, 2016.
†	Class W commenced operations on September 28, 2018.
a	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
d	Amount represents less than $0.01 per share.
u	Income reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. The total return and net investment ratio displayed excludes this item.

128	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

concluded

				Ratios and supplemental data

	For the period			Net assets at		Ratios to average net assets						Portfolio
	or year ended		Total return	end of period (in thousands	)	Gross expenses		Net expenses		Net investment income (loss	)	turnover rate

SOCIAL CHOICE INTERNATIONAL EQUITY FUND
Institutional Class:	4/30/20	#	(13.75)%[b]	$288,601		0.45%[c]		0.40%[c]		2.27%[c]		7%[b]
	10/31/19		12.77	192,475		0.58		0.40		3.03		9
	10/31/18		(7.61)	46,432		0.98		0.40		2.62		16
	10/31/17		23.49	35,797		1.20		0.40		2.76		12
	10/31/16		(1.65)	18,833		1.35		0.40		2.87		13
	10/31/15	^	(4.70)[b]	16,238		4.87	[c]	0.40	[c]	1.80	[c]	4	[b]
Advisor Class:	4/30/20	#	(13.79)[b]	1,274		0.55	[c]	0.51	[c]	1.87	[c]	7	[b]
	10/31/19		12.71	1,174		0.66		0.47		2.89		9
	10/31/18		(7.58)	579		1.03		0.45		2.69		16
	10/31/17		23.22	541		1.26		0.46		2.98		12
	10/31/16	‡	(1.35)[b]	102		1.36	[c]	0.42	[c]	3.12	[c]	13
Premier Class:	4/30/20	#	(13.81)[b]	416		0.60	[c]	0.55	[c]	1.15	[c]	7	[b]
	10/31/19		12.55	1,754		0.74		0.55		3.05		9
	10/31/18		(7.66)	278		1.13		0.55		2.84		16
	10/31/17		23.23	1,338		1.36		0.55		2.58		12
	10/31/16		(1.72)	938		1.52		0.55		2.75		13
	10/31/15	^	(4.80)[b]	953		5.61	[c]	0.55	[c]	1.65	[c]	4	[b]
Retirement Class:	4/30/20	#	(13.83)[b]	98,938		0.70	[c]	0.65	[c]	1.94	[c]	7	[b]
	10/31/19		12.40	59,932		0.83		0.65		2.56		9
	10/31/18		(7.72)	9,304		1.23		0.65		2.61		16
	10/31/17		23.09	7,940		1.45		0.65		2.55		12
	10/31/16		(1.84)	3,001		1.61		0.65		2.67		13
	10/31/15	^	(4.80)[b]	1,606		5.61	[c]	0.65	[c]	1.59	[c]	4	[b]
Retail Class:	4/30/20	#	(13.93)[b]	9,536		0.76	[c]	0.72	[c]	1.93	[c]	7	[b]
	10/31/19		12.47	6,456		0.92		0.74		2.62		9
	10/31/18		(7.88)	4,525		1.32		0.74		2.53		16
	10/31/17		22.88	4,055		1.56		0.76		2.55		12
	10/31/16		(1.92)	1,382		1.66		0.72		2.80		13
	10/31/15	^	(4.80)[b]	997		5.99	[c]	0.79	[c]	1.41	[c]	4	[b]

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	129

Notes to financial statements (unaudited)

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following TIAA-CREF Funds are included in this report: Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Quant Large-Cap Growth Fund, Quant Large-Cap Value Fund, Quant Small-Cap Equity Fund, Quant Small/Mid-Cap Equity Fund, Social Choice Equity Fund, Social Choice Low Carbon Equity Fund, Emerging Markets Equity Fund, International Equity Fund, International Opportunities Fund, Quant International Equity Fund, Quant International Small-Cap Equity Fund and the Social Choice International Equity Fund (collectively the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Institutional Class, Advisor Class, Premier Class, Retirement Class, Retail Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. There have been no comparable recent events that provide guidance as to the effect the spread of COVID-19 as a global pandemic may have on the Funds’ financial performance. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. In many cases, these estimates are based on data from the prior calendar year end.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

130	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of operations.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Options: Purchased and written options traded over the counter and listed on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

As of April 30, 2020, 100% of the value of investments in the Quant Large-Cap Growth, Quant Large-Cap Value and Quant Small/Mid-Cap Equity Fund were valued based on Level 1 inputs.

TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	131

Notes to financial statements (unaudited)

The following table summarizes the market value of the Funds’ investments as of April 30, 2020, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Growth & Income
Equity investments:
Consumer discretionary	$580,688,084	$13,158,606	$—	$593,846,690
Consumer staples	440,481,145	27,981,034	—	468,462,179
Health care	834,629,740	135,223,462	—	969,853,202
Industrials	503,261,679	19,397,230	—	522,658,909
All other equity investments*	3,341,864,842	—	—	3,341,864,842
Short-term investments	28,183,933	23,566,992	—	51,750,925
Purchased options**	139,500	—	—	139,500
Written options**	(34,412,204)	—	—	(34,412,204)
Total	$5,694,836,719	$219,327,324	$—	$5,914,164,043
Large-Cap Growth
Equity investments:
Communication services	$855,398,994	$77,103,744	$—	$932,502,738
Consumer discretionary	1,061,321,595	48,088,857	—	1,109,410,452
Health care	881,073,840	297,601,080	—	1,178,674,920
Information technology	2,071,696,175	59,781,158	—	2,131,477,333
All other equity investments*	536,441,797	—	—	536,441,797
Short-term investments	—	51,708,058	—	51,708,058
Purchased options**	778,680	—	—	778,680
Written options**	(621,296)	—	—	(621,296)
Total	$5,406,089,785	$534,282,897	$—	$5,940,372,682
Large-Cap Value
Equity investments*	$4,531,012,711	$—	$—	$4,531,012,711
Short-term investments	64,060	11,379,518	—	11,443,578
Total	$4,531,076,771	$11,379,518	$—	$4,542,456,289
Mid-Cap Growth
Equity investments:
Consumer discretionary	$219,577,640	$9,844,323	$—	$229,421,963
All other equity investments*	888,795,808	30,415,789	—	919,211,597
Short-term investments	38,178,389	3,583,000	—	41,761,389
Written options**	(2,163,250)	—	—	(2,163,250)
Total	$1,144,388,587	$43,843,112	$—	$1,188,231,699
Mid-Cap Value
Equity investments*	$1,978,664,411	$—	$—	$1,978,664,411
Short-term investments	20,425,276	4,269,836	—	24,695,112
Total	$1,999,089,687	$4,269,836	$—	$2,003,359,523
Quant Small-Cap Equity
Equity investments*	$2,184,460,670	$—	$—	$2,184,460,670
Short-term investments	109,039,569	26,042,397	—	135,081,966
Futures contracts**	1,630,733	—	—	1,630,733
Total	$2,295,130,972	$26,042,397	$—	$2,321,173,369
Social Choice Equity
Equity investments:
Financials	$538,859,083	$—	$3,382	$538,862,465
All other equity investments*	3,887,372,085	—	—	3,887,372,085
Short-term investments	49,075,992	24,539,345	—	73,615,337
Futures contracts**	629,286	—	—	629,286
Total	$4,475,936,446	$24,539,345	$3,382	$4,500,479,173
Social Choice Low Carbon Equity
Equity investments:
Financials	$35,967,492	$—	$131	$35,967,623
All other equity investments*	242,865,169	—	—	242,865,169
Short-term investments	2,470,010	4,242,680	—	6,712,690
Futures contracts**	84,636	—	—	84,636
Total	$281,387,307	$4,242,680	$131	$285,630,118

132	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

Fund	Level 1	Level 2	Level 3	Total
Emerging Markets Equity
Equity investments:
Africa/Middle East	$—	$57,247,613	$—	$57,247,613
Asia	214,489,116	762,763,772	11,581	977,264,469
Latin America	111,283,872	99,153,835	—	210,437,707
North America	37,146,093	—	—	37,146,093
All other equity investments*	84,060,705	79,875,962	4,218	163,940,885
Short-term investments	22,033,739	61,818,388	—	83,852,127
Purchased options**	99,000	—	—	99,000
Written options**	(64,000)	—	—	(64,000)
Total	$469,048,525	$1,060,859,570	$15,799	$1,529,923,894
International Equity
Equity investments:
Asia	$78,501,338	$939,781,378	$—	$1,018,282,716
Australasia	—	264,446,217	—	264,446,217
Europe	—	2,248,173,824	—	2,248,173,824
North America	126,834,998	—	—	126,834,998
All other equity investments*	78,296,643	268,809,060	—	347,105,703
Short-term investments	—	66,666,902	—	66,666,902
Total	$283,632,979	$3,787,877,381	$—	$4,071,510,360
International Opportunities
Equity investments:
Asia	$38,642,007	$389,428,213	$18,378	$428,088,598
Australasia	—	76,931,840	—	76,931,840
Europe	—	746,959,193	—	746,959,193
Latin America	66,846,413	40,780,200	—	107,626,613
North America	—	104,810,144	—	104,810,144
All other equity investments*	45,003,110	96,721,012	1,558	141,725,680
Short-term investments	72,614,706	35,624,400	—	108,239,106
Total	$223,106,236	$1,491,255,002	$19,936	$1,714,381,174
Quant International Equity
Equity investments:
Asia	$473,018	$492,474,086	$—	$492,947,104
Australasia	—	112,507,387	1,063,043	113,570,430
Europe	23,674,987	927,702,549	—	951,377,536
All other equity investments*	21,593,358	114,558,550	—	136,151,908
Short-term investments	16,010,492	9,175,000	—	25,185,492
Total	$61,751,855	$1,656,417,572	$1,063,043	$1,719,232,470
Quant International Small-Cap Equity
Equity investments:
Asia	$3,074,670	$305,732,586	$—	$308,807,256
Australasia	—	45,958,492	—	45,958,492
Europe	—	243,417,139	—	243,417,139
Latin America	—	21,430,263	—	21,430,263
North America	—	49,698,065	—	49,698,065
All other equity investments*	2,801,208	178,926,902	—	181,728,110
Short-term investments	31,189,005	6,899,595	—	38,088,600
Total	$37,064,883	$852,063,042	$—	$889,127,925
Social Choice International Equity
Equity investments:
Asia	$—	$116,541,530	$—	$116,541,530
Australasia	—	24,888,723	—	24,888,723
Europe	4,166,826	195,813,755	—	199,980,581
All other equity investments*	—	46,282,071	—	46,282,071
Short-term investments	5,144,842	6,589,080	—	11,733,922
Futures contracts**	129,159	—	—	129,159
Total	$9,440,827	$390,115,159	$—	$399,555,986

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.

TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	133

Notes to financial statements (unaudited)

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At April 30, 2020, the following Funds have invested in derivative contracts which are reflected in the Statements of assets and liabilities as follows:

	Asset derivatives		Liability derivatives
Derivative contract	Location	Fair value amount	Location	Fair value amount
Growth & Income Fund
Equity contracts	Portfolio investments	$ 139,500	Written options	$(34,412,204)
Large-Cap Growth Fund
Equity contracts	Portfolio investments	778,680	Written options	(621,296)
Mid-Cap Growth Fund
Equity contracts			Written options	(2,163,250)
Quant Small-Cap Equity Fund
Equity contracts	Futures contracts*	1,630,733
Social Choice Equity Fund
Equity contracts	Futures contracts*	629,286
Social Choice Low Carbon Equity Fund
Equity contracts	Futures contracts*	84,636
Emerging Markets Equity Fund
Equity contracts	Portfolio investments	99,000	Written options	(64,000)
Social Choice International Equity Fund
Equity contracts	Futures contracts*	129,159

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of assets and liabilities is only the receivable or payable for variation margin on open futures contracts.

For the period ended April 30, 2020, the effect of derivative contracts on the Funds’ Statements of operations was as follows:

Derivative contract	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)
Growth & Income Fund
Equity contracts	Purchased options	$ 3,610,101	$ (756,321)
Equity contracts	Written options	(17,798,649)	(15,971)
Large-Cap Growth Fund
Equity contracts	Purchased options	—	143,803
Equity contracts	Written options	140,018	60,277
Mid-Cap Growth Fund
Equity contracts	Purchased options	(3,063,577)	990,196
Equity contracts	Written options	1,440,673	(2,296,979)
Quant Large-Cap Value Fund
Equity contracts	Futures contracts	(148,184)	—
Quant Small-Cap Equity Fund
Equity contracts	Futures contracts	(11,961,071)	1,286,705
Social Choice Equity Fund
Equity contracts	Futures contracts	(5,847,845)	289,766
Social Choice Low Carbon Equity Fund
Equity contracts	Futures contracts	(894,717)	64,567

Derivative contract	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)
Emerging Markets Equity Fund
Equity contracts	Purchased options	$(1,395,309)	$(167,668)
Equity contracts	Written options	2,726,048	(49,239)
Social Choice International Equity Fund
Equity contracts	Futures contracts	(2,255,512)	126,267

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. Options can be settled either directly with the counterparty (over the counter) or through a central clearinghouse (exchange traded). To manage the risk, the Funds may invest in both equity and index options. The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the Summary portfolio of investments, and written options are separately reflected as a liability in the Statements of assets and liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks may arise upon entering into over the counter options from the potential of default by counterparty. Also, risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statements of assets and liabilities. During the period ended April 30, 2020, the Growth & Income Fund, Large-Cap Growth Fund, Mid-Cap Growth Fund, and Emerging Markets Equity Fund had exposure to options, based on underlying notional values, generally between 0% and 9% of net assets. The purchased and written options outstanding as of April 30, 2020 are disclosed in the Summary portfolio of investments and the full Schedules of Investments.

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains

134	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the period ended April 30, 2020, the Quant Small-Cap Equity Fund, Social Choice Equity Fund, Social Choice Low Carbon Equity Fund and Social Choice International Equity Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 4% of net assets. The futures contracts outstanding as of April 30, 2020 are disclosed in the Summary portfolio of investments and the full Schedules of investments.

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the

Statements of operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of April 30, 2020, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment management fee range		Investment management fee—effective rate	Service agreement fee	Distribution fee			Maximum expense amounts‡
				Retirement	Premier	Retail		Institutional	Advisor	Premier	Retirement	Retail	Class
Fund				Class	Class	Class		Class	Class	Class	Class	Class	W§
Growth & Income*	0.300%–0.450%[a]		0.390%	0.250%	0.150%	0.250%		0.515%	0.665%	0.665%	0.765%	0.905%	0.515%
Large-Cap Growth*	0.300–0.450	[b]	0.400	0.250	0.150	0.250		0.515	0.665	0.665	0.765	0.905	0.515
Large-Cap Value*	0.300–0.450	[c]	0.400	0.250	0.150	0.250		0.505	0.655	0.655	0.755	0.895	0.505
Mid-Cap Growth*	0.290–0.480		0.450	0.250	0.150	0.250		0.550	0.700	0.700	0.800	0.940	—
Mid-Cap Value*	0.290–0.480	[d]	0.420	0.250	0.150	0.250		0.510	0.660	0.660	0.760	0.900	—
Quant Large-Cap Growth*	0.150–0.350		0.300	—	—	—		0.400	0.550	—	—	—	0.400
Quant Large-Cap Value*	0.150–0.350	[h]	0.330	—	—	—		0.400	0.550	—	—	—	0.400
Quant Small-Cap Equity*	0.270–0.460	[e]	0.410	0.250	0.150	0.250	[f]	0.490	0.640	0.640	0.740	0.840	0.490
Quant Small/Mid Cap Equity*	0.270–0.460		0.460	0.250	0.150	0.250		0.530	0.680	0.680	0.780	0.920	0.530
Social Choice Equity	0.150	[g]	0.150	0.250	0.150	0.250		0.215	0.365	0.365	0.465	0.605	—
Social Choice Low Carbon Equity*	0.200–0.250		0.250	0.250	0.150	0.250		0.320	0.470	0.470	0.570	0.710	—
Emerging Markets Equity*	0.700–0.850		0.840	0.250	0.150	0.250		0.950	1.100	0.990	0.990	1.340	0.950
International Equity*	0.350–0.500		0.460	0.250	0.150	0.250		0.600	0.750	0.750	0.680	0.990	0.600
International Opportunities*	0.450–0.600		0.590	0.250	0.150	0.250		0.700	0.850	0.680	0.680	1.090	0.700
Quant International Equity*	0.200–0.400		0.370	—	—	—		0.500	0.650	—	—	—	0.500
Quant International Small-Cap Equity*	0.500–0.650	[l]	0.650	0.250	0.150	0.250		0.700	0.850	0.850	0.830	1.090	0.700
Social Choice International Equity*	0.250–0.300		0.300	0.250	0.150	0.250		0.400	0.550	0.550	0.650	0.790	—

*	These Funds are subject to a breakpoint schedule on their investment management fees, which reduces these fees as the Fund’s net assets increase.
‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2021. The reimbursement arrangements can only be changed with the approval of the Board.

TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	135

Notes to financial statements (unaudited)

§	Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustees expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed with approval of the Board.
[a]	Effective May 1, 2019, Advisors agreed to voluntarily waive a portion of the investment management fee for the Growth & Income Fund. The investment management fee range after the waiver is 0.295%–0.445% of daily average net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[b]	Effective May 1, 2019, Advisors agreed to voluntarily waive a portion of the investment management fee for the Large-Cap Growth Fund. The investment management fee range after the waiver is 0.295%–0.445% of daily average net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[c]	Effective May 1, 2019, Advisors agreed to voluntarily waive a portion of the investment management fee for the Large-Cap Value Fund. The investment management fee range after the waiver is 0.285%–0.435% of daily average net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[d]	Effective May 1, 2019, Advisors agreed to voluntarily waive a portion of the investment management fee for the Mid-Cap Value Fund. The investment management fee range after the waiver is 0.250%–0.440% of daily average net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[e]	Effective May 1, 2019, Advisors agreed to voluntarily waive a portion of the investment management fee for the Quant Small-Cap Equity Fund. The investment management fee range after the waiver is 0.230%–0.420% of daily average net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[f]	Effective May 1, 2019, Nuveen Securities agreed to voluntarily waive a portion of the distribution Rule 12b-1 fee by 0.040% for the Retail Class of the Quant Small-Cap Equity Fund. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The distribution fee after the waiver is 0.210%.
[g]	Effective May 1, 2019, Advisors agreed to voluntarily waive a portion of the investment management fee for the Social Choice Equity Fund. The investment management fee after the waiver is 0.145% of daily average net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.
[h]	Effective October 31, 2019 through April 30, 2020, Advisors agreed to voluntarily waive a portion of the investment management fee for the Quant Large-Cap Value Fund. The investment management fee range after the waiver is 0.01%-0.03% of daily average net assets.
[l]	Effective May 1, 2019, Advisors agreed to voluntarily waive a portion of the investment management fee for the Quant International Small-Cap Equity Fund. The investment management fee range after the waiver is 0.450%–0.600% of daily average net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval.

Income, reflected in Payment from affiliate on the Statements of operations, reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended April 30, 2020, the Funds engaged in the following security transactions with affiliated entities:

Fund	Purchases	Sales	Realized gain (loss )
Growth & Income	$ 21,563,546	$ 16,576,487	$ (2,526,799)
Large-Cap Growth	20,943,088	20,223,510	(1,962,365)
Large-Cap Value	—	782,193	149,980
Mid-Cap Growth	46,554,882	13,869,702	148,678
Mid-Cap Value	77,943,096	16,488,265	4,816,050
Quant Large-Cap Growth	164,359,655	230,536,053	(4,926,041)
Quant Large-Cap Value	130,467,469	207,086,727	3,584,569
Quant Small-Cap Equity	7,422,157	7,543,438	(1,016,252)
Quant Small/Mid-Cap Equity	2,983,469	3,157,558	1,217,270
Social Choice Equity	30,985,075	13,939,241	1,684,004
Social Choice Low Carbon Equity	14,080,418	746,794	(9,173)
Emerging Markets Equity	4,457,776	4,567,878	(978,244)
International Equity	235,410	12,514,930	(5,105,544)
Quant International Equity	65,042,900	63,948,088	(2,514,408)
Quant International Small-Cap Equity	1,117,702	—	—
Social Choice International Equity	9,657,035	539,146	(296,377)

A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.

The following is the percentage of the Funds’ shares owned by TIAA and other funds within the Trust as of April 30, 2020:

Underlying Fund	TIAA-CREF Lifecycle Funds	TIAA-CREF Lifestyle Funds	TIAA-CREF Managed Allocation Fund	TIAA Access	Total
Growth & Income	58%	2%	1%	4%	65%
Large-Cap Growth	54	3	1	2	60
Large-Cap Value	55	3	1	7	66
Mid-Cap Growth	—	—	—	16	16
Mid-Cap Value	—	—	—	14	14
Quant Large-Cap Growth	94	2	2	—	98
Quant Large-Cap Value	95	2	2	—	99
Quant Small-Cap Equity	30	1	—	8	39
Quant Small/Mid-Cap Equity	90	3	2	—	95
Social Choice Equity	—	—	—	4	4
Emerging Markets Equity	76	3	2	1	82
International Equity	32	1	1	8	42
International Opportunities	84	3	2	—	89
Quant International Equity	94	3	2	—	99
Quant International Small-Cap Equity	94	3	2	—	99

136	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at October 31, 2019	Purchases cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Shares at April 30, 2020	Value at April 30, 2020
Emerging Markets Equity Fund
Common stock
Uruguay
Arcos Dorados Holdings, Inc	$69,039,137	$4,109,999	$3,820,396	$(1,113,594)	$(30,675,242)	$750,557	9,852,993	$37,539,904

Note 5—investments

Repurchase agreements: Each Fund may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of assets and liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of assets and liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities. As of April 30, 2020, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

At April 30, 2020, the total value of securities on loan and the total value of collateral received were as follows:

Fund	Aggregate value of securities on loan	Cash collateral received	*	Non-cash collateral received	Total collateral received
Growth & Income	$ 27,981,918	$ 28,183,933		$ 2,387,363	$ 30,571,296
Large-Cap Value	58,474	64,060		—	64,060
Mid-Cap Growth	36,751,701	38,178,389		73,983	38,252,372
Mid-Cap Value	27,123,404	20,425,276		8,334,838	28,760,114
Quant Large-Cap Growth	13,535,913	13,855,340		—	13,855,340
Quant Large-Cap Value	5,551,390	5,790,034		—	5,790,034
Quant Small-Cap Equity	109,684,438	109,039,569		6,952,905	115,992,474
Quant Small/Mid Cap Equity	3,983,752	4,006,046		272,439	4,278,485
Social Choice Equity	51,562,783	49,075,992		5,906,664	54,982,656
Social Choice Low Carbon	2,465,826	2,470,010		114,957	2,584,967
Emerging Markets Equity	21,627,945	22,033,739		1,660,649	23,694,388
International Opportunities	127,812,258	72,614,706		64,621,479	137,236,185
Quant International Equity	30,592,747	16,010,492		16,869,573	32,880,065
Quant International Small Cap Equity	55,679,242	31,189,005		29,268,198	60,457,203
Social Choice International Equity	6,582,941	5,144,842		1,867,493	7,012,335

*	May include cash and investment of cash collateral.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At April 30, 2020, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	137

Notes to financial statements (unaudited)

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation )
Growth & Income	$4,049,545,547	$2,081,097,795	$(216,479,299)	$1,864,618,496
Large-Cap Growth	3,818,421,969	2,219,134,987	(97,184,274)	2,121,950,713
Large-Cap Value	4,254,721,106	567,403,476	(279,668,293)	287,735,183
Mid-Cap Growth	1,082,099,528	184,679,085	(78,546,914)	106,132,171
Mid-Cap Value	2,314,324,031	105,403,889	(416,368,397)	(310,964,508)
Quant Large-Cap Growth	1,872,346,780	1,160,103,838	(33,800,457)	1,126,303,381
Quant Large-Cap Value	1,017,423,471	206,511,035	(69,004,081)	137,506,954
Quant Small-Cap Equity	2,471,202,093	208,117,083	(358,145,807)	(150,028,724)
Quant Small/Mid-Cap Equity	598,930,413	79,021,354	(82,447,793)	(3,426,439)
Social Choice Equity	3,553,555,589	1,261,085,620	(314,162,036)	946,923,584
Social Choice Low Carbon	264,335,868	42,744,681	(21,450,431)	21,294,250
Emerging Markets Equity	1,577,538,155	150,813,115	(198,427,376)	(47,614,261)
International Equity	4,657,545,151	230,194,384	(816,229,175)	(586,034,791)
International Opportunities	1,384,446,009	421,782,003	(91,846,838)	329,935,165
Quant International Equity	1,800,684,808	132,551,035	(214,003,373)	(81,452,338)
Quant International Small-Cap Equity	978,014,428	52,349,054	(141,235,557)	(88,886,503)
Social Choice International Equity	432,220,519	19,691,981	(52,356,514)	(32,664,533)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended April 30, 2020 were as follows:

Fund	Non-U.S. government purchases	Non-U.S. government sales
Growth & Income	$2,297,638,305	$2,569,188,155
Large-Cap Growth	3,328,250,243	3,514,357,799
Large-Cap Value	428,843,723	799,845,336
Mid-Cap Growth	841,848,529	996,457,643
Mid-Cap Value	2,125,552,070	2,394,028,785
Quant Large-Cap Growth	2,208,617,833	2,214,278,129
Quant Large-Cap Value	1,819,222,252	3,157,235,509
Quant Small-Cap Equity	1,184,085,298	1,406,046,561
Quant Small/Mid Cap Equity	269,843,760	249,525,531
Social Choice Equity	559,550,150	593,375,023
Social Choice Low Carbon	87,159,255	24,735,579
Emerging Markets Equity	1,160,708,296	1,060,847,085
International Equity	3,975,357,899	4,031,261,046
International Opportunities	429,045,590	427,646,296
Quant International Equity	1,369,338,558	1,259,334,295
Quant International Small-Cap Equity	705,394,641	619,932,605
Social Choice International Equity	198,426,837	21,298,587

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended October 31, 2019 was as follows:

	10/31/2019
Fund	Ordinary income	Long-term capital gains	Total
Growth & Income	$122,383,514	$411,762,031	$534,145,545
Large-Cap Growth	84,449,185	501,749,128	586,198,313
Large-Cap Value	182,078,830	469,076,115	651,154,945
Mid-Cap Growth	93,308,944	89,843,975	183,152,919
Mid-Cap Value	73,242,843	415,675,809	488,918,652
Quant Large-Cap Growth	86,199,133	123,181,003	209,380,136
Quant Large-Cap Value	65,368,570	54,085,628	119,454,198
Quant Small-Cap Equity	160,470,259	349,804,465	510,274,724
Quant Small/Mid Cap Equity	23,747,084	45,928,773	69,675,857
Social Choice Equity	63,821,597	249,212,381	313,033,978
Social Choice Low Carbon	2,099,033	4,111,034	6,210,067
Emerging Markets Equity	10,068,401	55,092,110	65,160,511
International Equity	92,128,677	191,353,881	283,482,558
International Opportunities	22,142,320	—	22,142,320
Quant International Equity	59,549,907	75,189,265	134,739,172
Quant International Small-Cap Equity	27,458,794	25,744,003	53,202,797
Social Choice International Equity	1,443,279	—	1,443,279

The tax character of the fiscal year 2020 distributions will be determined at the end of the fiscal year.

Note 7—emerging markets risks

The Emerging Markets Equity Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Note 8—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended April 30, 2020, there were no inter-fund borrowing or lending transactions.

138	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

concluded

Note 9—line of credit

Each of the Funds participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 18, 2019 expiring on June 16, 2020, replacing the previous $1.25 billion facility, which expired June 2019. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended April 30, 2020, there were no borrowings under this credit facility by the Funds.

Note 10—subsequent events

Advisors has agreed to implement voluntary waivers reducing the management fee breakpoint schedules for several Funds for one year effective May 1, 2020. These waivers are voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. During this one-year period the range paid to Advisors for each Fund is as follows:

Fund	Waiver	Investment management fee range
Large-Cap Growth Fund	0.005%	0.295–0.445%
Large-Cap Value Fund	0.010	0.290–0.440
Mid-Cap Value Fund	0.005	0.285–0.475
Quant Large-Cap Value Fund	0.030	0.120–0.320
Quant Small-Cap Equity Fund	0.005	0.265–0.455
Quant International Small-Cap Equity Fund	0.050	0.450–0.600
Social Choice Equity Fund	0.010	0.140

Also, Advisors has agreed to implement voluntary waivers reducing the expense cap for several Funds for one year effective May 1, 2020. These waivers are voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. During this one-year period, the expense cap after the waiver for each Fund is as follows:

Fund	Waiver	Maximum expense amounts
Emerging Markets Equity – Retirement Class	0.220%	0.980%
Emerging Markets Equity – Premier Class	0.120	0.980
International Opportunities – Retirement Class	0.185	0.765
International Opportunities – Premier Class	0.085	0.765
Quant International Small-Cap Equity – Retirement	0.110	0.840

In addition, effective May 1, 2020 Nuveen Securities has agreed to voluntarily waive a portion of the distribution Rule 12b-1 fee by 0.05% for the Retail Class of the Quant Small-Cap Equity Fund. for one year or until the Fund resumes offering its shares to new investors (which is currently expected to occur effective July 14, 2020), whichever comes first. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The distribution fee after the waiver is 0.20%.

TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	139

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for certain series of the TIAA-CREF Funds

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each series of the Trust. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each series covered by this Report (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Trustees is an interested person of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Under normal circumstances, Section 15(c) requires this annual renewal to be made at an in-person meeting of the Board. However, due to the COVID-19 pandemic, the Securities and Exchange Commission (“SEC”) issued a temporary, conditional exemptive order on March 13, 2020, as extended on March 25, 2020 (the “SEC Order”), permitting mutual fund boards to vote to approve matters subject to the Section 15(c) in-person approval requirement at a meeting that is not held in person if the board determines that reliance on the SEC Order is necessary or appropriate due to prevailing circumstances related to the current or potential effects of COVID-19 and the board ratifies any action taken pursuant to the SEC Order at its next in-person meeting.

Overview of the renewal process

The Board held a telephonic meeting on March 26, 2020, in order to consider the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board described further below. At the outset of the meeting, the Board considered reliance upon the SEC Order and determined that such reliance was necessary due to, among other considerations, COVID-19 pandemic-related social distancing requirements, travel restrictions and other governmental mandates imposed for health and safety reasons. The Board noted that it would ratify actions taken at this meeting pursuant to the SEC Order at its next in-person meeting.

As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee or certain of its designated members, following consultations with representatives of Advisors, other Board members, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data for each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance, brokerage commission costs and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies (except for brokerage commission costs) and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board discussed, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its reports is to provide an objective view of each Fund’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of each Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class as the base class for comparison purposes.

Among other matters, the Board also requested and received additional information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

In advance of the Board meeting held on March 26, 2020, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such

140	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Funds’ direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading, soft dollar usage and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the SEC (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.

On March 12, 2020, the Board met informally to discuss Advisors’ materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors. Subsequently, at the March 26, 2020 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they discussed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Fund, the Board discussed various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as through management fee breakpoints; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As part of the Board’s review of these factors, the Board received information from management on the impact of the COVID-19 pandemic on the Teachers Insurance and Annuity Association of America (“TIAA”) enterprise generally and the Funds in particular including, among other information, the current and expected impact on the Funds’ performance and operations. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the March 26, 2020 meeting that included Advisors’ personnel, the Trustees met in private sessions, at which no representatives of Advisors were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process included a series of discussions and meetings leading up to the March 26, 2020 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is an ongoing process. The Board, as well as its Committees, discussed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at regularly scheduled meetings of the Board, the Board and the Investment Committee receive and discuss, among other matters, information regarding the performance of the Funds. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 26, 2020, all Board members voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds, including conducting research, identifying investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance and other metrics of the Funds to the Board on a regular basis; responding to Fund flows; compliance monitoring; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to

TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	141

Approval of investment management agreement (unaudited)

the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index or, in circumstances where a Fund’s peer group or peer universe was not viewed as a representative basis for comparison, other comparative information deemed relevant by management and/or the Board. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.

The Board considered, in those cases in which a Fund had performed materially differently from its Broadridge peers based on a Board-established threshold, the factors identified by Advisors that contributed to such difference and any remedial measures being undertaken by Advisors. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable or that appropriate actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2019. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board considered that Advisors had calculated that it earned profits with respect to most of the Funds under the Agreement for the one-year period ended

December 31, 2019. However, with respect to the Social Choice Low Carbon Equity and Social Choice International Equity Funds, Advisors calculated that it had incurred losses.

The Board considered Advisors’ voluntary reduction of certain Funds’ management fee rates for the year ended April 30, 2020: 0.050% for the Quant International Small-Cap Equity Fund; 0.040% for the Mid-Cap Value and Quant Small-Cap Equity Funds; 0.030% for the Quant Large-Cap Value Fund; 0.015% for the Large-Cap Value Fund; 0.005% for the Growth & Income, Large-Cap Growth and Social Choice Equity Funds. Additionally, the Board considered that, for the year ending April 30, 2021, Advisors has agreed to: (1) continue the 0.050%, 0.030% and 0.005% voluntary management fee rate waivers for the Quant International Small-Cap Equity, Quant Large-Cap Value and Large-Cap Growth Funds, respectively; (2) decrease the voluntary management fee rate waivers for the Large-Cap Value, Mid-Cap Value and Quant Small-Cap Equity Funds to 0.010%, 0.005% and 0.005%, respectively; (3) eliminate the voluntary management fee rate waiver for the Growth & Income Fund; and (4) increase the voluntary management fee waiver for the Social Choice Equity Fund to 0.010%. The Board also acknowledged Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts. With respect to those Funds for which the Agreement was calculated by Advisors to be profitable to Advisors in 2019, the Board concluded that those profits were reasonable in light of various relevant factors.

Fees charged by other advisers

The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. The Board considered Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of similar mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Funds’ data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

142	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. The Board also considered the extent to which the current fee rate schedule breakpoints for most of the Funds that were currently profitable to Advisors affected Advisors’ fees. The Board considered, in connection with the supporting Broadridge reports, Advisors’ position that the maximum fee rate that could be charged to each Fund based on its level of assets under the Agreement is comparatively low in relation to peer groups of mutual funds. The Board also considered the contractual fee reductions and one-year voluntary advisory fee waivers agreed to by Advisors, as noted above. The Board also considered Advisors’ compensation of the Funds for some of the soft dollar amounts the Funds spent on research during the year, as well as Advisors’ commitment to compensate the Funds for all of their soft dollar expense in 2021. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, including other mutual funds, foreign funds (UCITS), and separately managed accounts that may have similar investment strategies as certain of the Funds. In particular, the Board discussed the management fee rate Advisors charges to a separately managed account and its performance that has a similar mandate to the Mid-Cap Value Fund. The Board also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered Advisors’ representation that, while the management fee rates charged to the Funds may differ from the management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and accounts may: (1) involve less entrepreneurial risk on the part of Advisors; (2) be offered in different types of markets; (3) be provided with different types or levels of services; (4) have different regulatory burdens; and/or (5) target different investors.

Other benefits

The Board also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Funds to Advisors or its affiliates for other services, such as distribution and administration, and investment-related benefits, such as economies of scale to the extent the Funds share investment resources, use of research obtained through the Funds’ use of soft dollar to manage the assets of other clients and/or personnel with other clients of Advisors and the ability to incubate strategies within one or more Funds that could be subsequently utilized to manage other non-Fund products. Advisors and its affiliates may also benefit from the level of business and relationships the Funds have with certain service providers. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, fund of funds and 529 education savings plans. Also, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs.

Fund-by-fund synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2019. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2019. Statements below regarding a Fund’s “effective management fee rate” refer to the overall effective blended fee rate that applied to that Fund after taking into account any breakpoints in the management fee rate schedule for the Fund and any applicable fee waivers and/or expense reimbursements. Statements below regarding “net profit” or “net loss” refer to whether Advisors calculated that it earned a profit or incurred a loss for the services that it rendered to a Fund during 2019 under the Agreement.

Growth & Income Fund

•	The Fund’s annual contractual management fee rate starts at 0.45% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2019 asset level was 0.391% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.005% for the year ended April 30, 2020.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”). The Fund’s total expense ratio and contractual management fee rate were each in the 1st quintile of the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”) and its actual management fee rate was in the 2nd quintile of its Expense Universe.

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Approval of investment management agreement (unaudited)

•	The Fund was in the 3rd, 2nd, 1st and 1st quintiles of the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 2nd, 1st and 1st quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Large-Cap Growth Fund

•	The Fund’s annual contractual management fee rate starts at 0.45% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2019 asset level was 0.395% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.005% for the year ended April 30, 2020. Effective May 1, 2020, Advisors has voluntarily agreed to continue to reduce its management fee rate by 0.005% through April 30, 2021.
•	The Fund’s total expense ratio and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe. The Fund’s actual management fee rate was in the 2nd quintile of its Expense Group and in the 1st quintile of its Expense Universe.
•	The Fund was in the 5th, 3rd, 4th and 2nd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 4th, 2nd, 2nd and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Large-Cap Value Fund

•	The Fund’s annual contractual management fee rate starts at 0.45% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2019 asset level was 0.375% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.015% for the year ended April 30, 2020. Effective May 1, 2020, Advisors decreased this voluntary management fee rate waiver to 0.010% of average daily net assets for the year ending April 30, 2021.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 1st, 5th, 5th and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 5th, 4th and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Board considered that the Fund underwent a portfolio manager change in January 2020.
•	The Fund received an Overall Morningstar Rating of 2 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Mid-Cap Growth Fund

•	The Fund’s annual contractual management fee rate starts at 0.48% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2019 asset level was 0.448% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 3rd, 5th, 5th and 4th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 4th, 4th and 4th quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Board considered that the Fund underwent portfolio manager changes in 2019 and 2020.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Mid-Cap Value Fund

•	The Fund’s annual contractual management fee rate starts at 0.48% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2019 asset level was 0.374% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.040% for the year ended April 30, 2020. Effective May 1, 2020, Advisors decreased this voluntary management fee rate waiver to 0.005% of average daily net assets for the year ending April 30, 2021.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 2nd, 3rd, 4th and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 3rd, 3rd and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Board considered that the Fund underwent portfolio manager changes in January 2020.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Quant Large-Cap Growth Fund

•	The Fund’s annual contractual management fee rate starts at 0.35% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2019 asset level was 0.306% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 4th, 4th, 1st and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year

144	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

continued

periods, respectively. The Fund was in the 3rd, 2nd, 1st and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Quant Large-Cap Value Fund

•	The Fund’s annual contractual management fee rate starts at 0.35% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2019 asset level was 0.340% of average daily net assets which includes the effect of a voluntary management fee rate waiver of 0.030% for the year ended April 30, 2020. Effective May 1, 2020, Advisors agreed to continue this 0.030% voluntary management fee rate waiver through the year ending April 30, 2021.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 5th, 3rd, 3rd and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 4th, 3rd, 3rd and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Quant Small-Cap Equity Fund

•	The Fund’s annual contractual management fee rate starts at 0.46% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2019 asset level was 0.367% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.040% for the year ended April 30, 2019. Effective May 1, 2020, Advisors decreased this voluntary management fee rate waiver decreased to 0.005% of average daily net assets for the year ending April 30, 2021.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 3rd, 2nd, 2nd and 2nd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 2nd, 1st and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Quant Small/Mid-Cap Equity Fund

•	The Fund’s annual contractual management fee rate starts at 0.46% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2019 asset level was 0.455% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 2nd and 3rd quintiles of its Performance Group for the one- and three-year periods, respectively. The Fund was in the 3rd and 4th quintiles of its Performance Universe for the one- and three-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Social Choice Equity Fund

•	The Fund’s annual contractual management fee rate is 0.15% of average daily net assets. The Fund’s effective management fee rate at its December 31, 2019 asset level was 0.147%, of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.005% for the year ended April 30, 2020. Effective May 1, 2020, Advisors has voluntarily agreed to increase this management fee rate waiver to 0.010% of average daily net assets through April 30, 2021.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 2nd quintile of its Performance Group for each of the one-, three-, five- and ten-year periods. The Fund was in the 2nd, 1st, 1st and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Social Choice Low Carbon Equity Fund

•	The Fund’s annual contractual management fee rate starts at 0.25% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2019 asset level was 0.161% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 2nd and 1st quintiles of its Performance Group for the one- and three-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for both the one- and three-year periods.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.

Emerging Markets Equity Fund

•	The Fund’s annual contractual management fee rate starts at 0.85% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2019 asset level was 0.839% of average daily net assets.

•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Group. The Fund’s total expense ratio,

TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	145

Approval of investment management agreement (unaudited)	concluded

actual management fee and contractual management fee were in the 1st, 3rd and 2nd quintiles of its Expense Universe, respectively.
•	The Fund was in the 1st, 1st and 3rd quintiles of its Performance Group for the one-, three- and five-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

International Equity Fund

•	The Fund’s annual contractual management fee rate starts at 0.50% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2019 asset level was 0.457% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Group. The Fund’s total expenses, actual management fee rate and contractual management fee rate were in the 1st, 2nd and 1st quintiles of its Expense Universe, respectively.
•	The Fund was in the 2nd, 4th, 4th and 5th quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 1st, 4th, 4th and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

International Opportunities Fund

•	The Fund’s annual contractual management fee rate starts at 0.60% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2019 asset level was 0.588% of average daily net assets.
•	The Fund’s total expense ratio and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe. The Fund’s actual management fee rate was in the 1st and 2nd quintiles of its Expense Group and Expense Universe, respectively.
•	The Fund was in the 2nd quintile of its Performance Group for each of the one-, three-, and five-year periods. The Fund was in the 2nd, 1st and 1st quintiles of its Performance Universe for the one-, three-, and five-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Quant International Equity Fund

•	The Fund’s annual contractual management fee rate starts at 0.40% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2019 asset level was 0.378% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 3rd, 4th, 4th, and 3rd quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 3rd, 3rd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Quant International Small-Cap Equity Fund

•	The Fund’s annual contractual management fee rate starts at 0.65% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2019 asset level was 0.600% of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.050% for the year ended April 30, 2020. Effective May 1, 2020, Advisors agreed to continue this voluntary management fee rate waiver through April 30, 2021.
•	The Fund’s total expense ratio and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe. The Fund’s actual management fee rate was in the 1st and 2nd quintiles of its Expense Group and Expense Universe, respectively.
•	The Fund was in the 4th quintile of its Performance Group for each of the one- and three-year periods. The Fund was in the 3rd and 4th quintiles of its Performance Universe for the one-and three-year periods, respectively.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Social Choice International Equity Fund

•	The Fund’s annual contractual management fee rate starts at 0.30% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2019 asset level was 0.118% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	The Fund was in the 1st and 2nd quintiles of its Performance Group for the one- and three-year periods, respectively. The Fund was in the 1st quintile of its Performance Universe for each of the one- and three-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

146	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

Liquidity risk management program

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each series of the Trust covered by this Report (the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the Funds’ liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Funds’ Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the “LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.

At a February 11, 2020 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from December 1, 2018 through November 30, 2019 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.

In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and utilize third-party vendor data.

Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.

The Liquidity Rule also limits the Funds’ investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on illiquid investments.

TIAA-CREF Funds: Equity Funds ■ 2020 Semiannual Report	147

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

Standard & Poor’s Index

The S&P 500® Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by the Growth & Income Fund. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the fund with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the fund. S&P Dow Jones Indices has no obligation to take the needs of the fund or the owners of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the fund or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the fund. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL

S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUND, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

148	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Funds

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How to reach us

Websites

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800-842-2755

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You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2020 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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TIAA-CREF Funds	April 30, 2020

TIAA-CREF
Equity Index Funds

The semiannual report contains the financial statements (unaudited).

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class	Class W
Equity Index Fund	TIEIX	TEIHX	TCEPX	TIQRX	TINRX	TEQWX
Large-Cap Growth Index Fund	TILIX	TRIHX	—	TRIRX	—	TRIWX
Large-Cap Value Index Fund	TILVX	THCVX	—	TRCVX	—	THCWX
S&P 500 Index Fund	TISPX	TISAX	—	TRSPX	—	TISWX
Small-Cap Blend Index Fund	TISBX	TRHBX	—	TRBIX	—	—
Emerging Markets Equity Index Fund	TEQLX	TEQHX	TEQPX	TEQSX	TEQKX	TENWX
International Equity Index Fund	TCIEX	TCIHX	TRIPX	TRIEX	—	TCIWX

Semiannual
Report

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF Equity Index Funds listed on the cover of this report.

This semiannual report contains information about certain TIAA-CREF Funds and describes their results for the six months ended April 30, 2020. The report contains four main sections:

•	A letter from Brad Finkle, Chief Operating Officer, Nuveen; President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of April 30, 2020.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Funds: Equity Index Funds ■ 2020 Semiannual Report	3

Brad Finkle

Letter to investors

Domestic and foreign stock markets recorded declines for the six months ended April 30, 2020. The COVID-19 pandemic, which first appeared in December 2019 and spread around the world in the following months, shook financial markets as containment efforts, such as the closure of nonessential businesses, drastically slowed economic activity. After a decade-long period of growth, the U.S. economy contracted during the first quarter of 2020. The U.S. Federal Reserve, along with other central banks, lowered benchmark interest rates and implemented stimulus measures to support their economies. For the six months:

•	The Russell 3000® Index, which measures the performance of the broad U.S. stock market, returned –4.3%. Please see page 8 for benchmark definitions.
•	The MSCI EAFE® Index, which tracks stocks in 21 developed-markets nations outside North America, returned –14.2%.
•	The MSCI Emerging Markets Index, which represents the performance of stocks in 26 developing nations, returned –10.5%.
•	Institutional Class returns for one of the seven TIAA-CREF Equity Index Funds were positive. Three of the funds outperformed their respective benchmarks for the period.

COVID-19 pandemic jolted U.S. economy, sent stocks lower

Domestic stocks rose during the first three months of the period as investor confidence remained strong. But the virus and efforts to contain it rattled the economy and markets. The nation’s activity slowed considerably as U.S. businesses closed and states issued stay-at-home advisories. The unemployment rate, which had dropped to a 50-year low early in the period, rose sharply in April 2020. The pace of inflation eased during the period and oil prices plunged as global demand shrank.

The Fed lowered short-term interest rates twice in March 2020, while Congress enacted a $2.2 trillion stimulus plan to help support the economy. April was a small bright spot as stock markets recovered some ground and volatility subsided.

For the six months, large-cap equities outperformed small caps, and growth shares outpaced value stocks across all market capitalizations. Large-cap growth was the only investment style to post positive results. (Returns by investment style and capitalization size are based on the Russell indexes.)

Equities in international developed markets fell as global pandemic spread

International developed stock markets were also hurt by the economic impact of COVID-19. The economy of the 19-nation euro area contracted in the first quarter of 2020, as did that of the United Kingdom.

The European Central Bank responded by launching a temporary asset purchase program to support the economy. The Bank of England lowered its benchmark interest rate to 0.10%.

Emerging markets outperformed foreign developed markets but trailed U.S. equities

Emerging-markets stocks advanced early on, but they posted losses for the period as the virus proliferated. Broad emerging-markets declines led to negative returns in 24 of the 26 countries tracked by the MSCI Emerging Markets Index. However, stocks in China—which account for nearly 40.0% of the index’s weighting—advanced for the period. Those gains were achieved despite a Chinese economy that contracted 6.8% year-on-year during the first quarter of 2020.

4	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Most index funds lost ground

In a challenging period for the TIAA-CREF Equity Index Funds, most declined for the six months. Each fund invests in a portfolio that attempts to match the risk and return characteristics of its benchmark index at a low cost per invested dollar. The funds’ performance includes a deduction for expenses, while the returns of their respective indexes do not. The funds’ six-month returns ranged from 6.1% for the Large-Cap Growth Index Fund to –15.4% for the Small-Cap Blend Index Fund. (All fund returns are for the Institutional Class.)

Large and growth-oriented stocks provided the only gains. The Large-Cap Growth Index Fund performed best, while its value counterpart, the Large-Cap Value Index Fund, posted a loss of –13.6% but surpassed its Russell 1000® Value Index. The S&P 500 Index Fund returned –3.2% and outperformed its benchmark for the six-month period. The Equity Index Fund also lost ground, returning –4.4%.

In the small-cap equity space, the Small-Cap Blend Index Fund posted a decline of –15.4% but outpaced the Russell 2000® Index.

Among TIAA-CREF’s international equity index portfolios, the Emerging Markets Equity Index Fund returned –11.0%. The International Equity Index Fund posted a loss of –14.5%.

A detailed overview of the financial markets during the six-month period appears on page 6, and a discussion of how each fund performed in relation to its benchmark begins on page 10.

Maintaining focus during challenging times

Most of us have never experienced anything quite like recent global events. The COVID-19 pandemic has changed our everyday way of life in just a few months. Likewise, economies and financial markets reacted to the virus with remarkable speed and scale.

Investors often feel the need to take action in unsettling times and may reevaluate their investment decisions when major market fluctuations occur. However, it’s important for those with thoughtful, diversified financial plans in place to be mindful of their long-term goals and time horizons. In most cases, the wisest decision may be to stick to your existing roadmap. Emotional responses to an uncertain market environment can create added risk and make it harder to achieve your investment objectives.

For more than a century, TIAA has helped investors achieve their long-term financial goals through all types of market conditions. No matter what happens, we are always here to support your investment needs. If you have any questions or would like to discuss your current portfolio, I encourage you to contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We stand ready to assist you.

/s/ Brad Finkle

Brad Finkle

Chief Operating Officer, Nuveen

President of the TIAA-CREF Funds and TIAA-CREF Life Funds

TIAA-CREF Funds: Equity Index Funds ■ 2020 Semiannual Report	5

Market monitor

Global equities declined amid COVID-19 pandemic

For the six months ended April 30, 2020, U.S. and foreign stock markets posted losses as the COVID-19 pandemic shook economies around the world. The Russell 3000® Index, a broad measure of U.S. stock market performance, fell 4.3%. International developed markets and emerging markets both recorded steeper declines.

Virus halted economy, drove unemployment sharply higher

The U.S. economy, which grew at a steady pace early in the period, was rattled by the pandemic and aggressive governmental efforts to limit the spread of the virus. Nonessential businesses across the country closed temporarily, and most states advised their residents to stay at home. Real gross domestic product (GDP), which measures the value of all goods and services produced in the nation, grew at an annualized rate of 2.1% in the fourth quarter of 2019. But GDP contracted by 4.8% in the first quarter of 2020, according to the government’s “advance” estimate. Consumer spending, which accounts for two-thirds of all economic activity, fell 7.5% in March 2020.

The unemployment rate, which reached a 50-year low toward the end of 2019, spiked to 14.7% in April 2020. Nonfarm payroll employment dropped by an unprecedented 20.5 million jobs in April, with steep job declines seen in all major industry sectors.

The pace of inflation eased during the six-month period. Annualized core inflation, which includes all items except food and energy, rose only 1.4% in April. Oil prices fell sharply as global demand contracted. The price per barrel of West Texas Intermediate crude oil tumbled from $56 on November 1, 2019, to just over $19 on April 30, 2020. The U.S. dollar generally gained against other major currencies.

Large-cap equities and growth shares performed best

Among U.S. stock market investment styles, large-cap shares outperformed small- and mid-cap equities, while growth stocks performed better than value shares in all size categories. Large-cap stocks declined 3.6%, while mid-cap and small-cap equities fell 11.6% and 15.5%, respectively. Among large-cap stocks, growth shares gained 6.1%, while value equities fell 13.7%. Mid-cap growth shares declined 1.8%, while mid-cap value stocks fell 18.1%. In the small-cap category, growth and value stocks declined 7.6% and 23.4%, respectively. (Returns by investment style and capitalization size are based on the Russell indexes.)

International equities in both developed and emerging markets gained ground in the first half of the period but suffered larger setbacks over the final three months. The MSCI EAFE® Index, which tracks stock performance in 21 developed-markets countries outside North America, declined 14.2% for the six months. The MSCI Emerging Markets Index fell 10.5%.

Stocks started out strong before pandemic spread

The U.S. stock market rallied over the first three months of the period but absorbed sharp declines in February and March of 2020 as the economic impact of the pandemic became more pronounced. Equities recovered some ground in April, largely in response to aggressive monetary and fiscal action intended to support the economy. The Federal Reserve cut the federal funds target rate twice in March, reducing the key short-term interest-rate measure to 0.00%–0.25%. Congress also enacted a $2.2 trillion stimulus plan aimed at businesses, individuals and state and local governments.

Economies around the world were upended as the pandemic spread and governments responded. The 19-nation euro area’s economy contracted by 3.8% during the first three months of 2020, compared with the fourth quarter of 2019. Germany, France, Spain and Italy—countries with the area’s largest individual economies—were all hit hard by the virus. China’s economy also saw a sharp decline, contracting by 6.8% year-on-year during the first quarter of 2020. The European Central Bank launched a temporary asset purchase program to support the region’s economy. The Bank of England lowered its benchmark interest rate to 0.10%.

Equities generally declined for the six-month period

U.S. large-cap growth stocks gained while other major sectors and markets were negative

Source: U.S. large-cap growth: Russell 1000® Growth Index; U.S. large-cap value: Russell 1000 Value Index; U.S. mid-cap growth: Russell Midcap® Growth Index; U.S. mid-cap value: Russell Midcap Value Index; U.S. small-cap growth: Russell 2000® Growth Index; U.S. small-cap value: Russell 2000 Value Index; Foreign developed markets: MSCI EAFE® Index; Emerging markets: MSCI Emerging Markets Index. Six-month returns as of April 30, 2020.

6	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of October 31 or April 30; Form N-PORT filings are as of January 31 or July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Funds: Equity Index Funds ■ 2020 Semiannual Report	7

About the funds’ benchmarks

Broad market indexes

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

The MSCI EAFE® Index measures the performance of the leading stocks in 21 developed-markets countries outside North America—in Europe, Australasia, and the Far East.

The MSCI Emerging Markets Index measures the performance of the leading stocks in 26 emerging-markets countries in Europe, Asia, Africa, Latin America and the Middle East.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Small-cap index

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

Russell 1000, Russell 2000 and Russell 3000 are trademarks and service marks of Frank Russell Company. TIAA products are not promoted or sponsored by, or affiliated with, Frank Russell Company. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of Standard & Poor’s Financial Services, LLC, a division of S&P Global.

8	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2019–April 30, 2020).

Actual expenses

The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Equity Index Funds ■ 2020 Semiannual Report	9

Equity Index Fund

Expense example

Six months ended April 30, 2020

Equity Index Fund	Beginning account value (11/1/19)	Ending account value (4/30/20)	Expenses paid during period* (11/1/19– 4/30/20)
Actual return
Institutional Class	$1,000.00	$956.44	$0.24
Advisor Class	1,000.00	956.13	0.88
Premier Class	1,000.00	955.75	0.97
Retirement Class	1,000.00	955.27	1.46
Retail Class	1,000.00	955.08	1.60
Class W	1,000.00	956.87	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,024.61	0.25
Advisor Class	1,000.00	1,023.97	0.91
Premier Class	1,000.00	1,023.87	1.01
Retirement Class	1,000.00	1,023.37	1.51
Retail Class	1,000.00	1,023.22	1.66
Class W	1,000.00	1,024.86	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.05% for the Institutional Class, 0.18% for the Advisor Class, 0.20% for the Premier Class, 0.30% for the Retirement Class, 0.33% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 4/30/2020
Information technology	24.7
Health care	15.6
Financials	11.0
Consumer discretionary	10.8
Communication services	9.9
Industrials	8.7
Consumer staples	6.7
Real estate	3.7
Utilities	3.2
Energy	2.8
Materials	2.7
Short-term investments, other assets & liabilities, net	0.2
Total	100.0

Performance for the six months ended April 30, 2020

The Equity Index Fund returned –4.36% for the Institutional Class, compared with the –4.33% return of its benchmark, the Russell 3000® Index. For the one-year period ended April 30, 2020, the Fund returned –1.07% versus –1.04% for the index. The performance table shows returns for all shares classes of the Fund.

For the six-month period, the Fund’s return slightly underperformed that of its benchmark index due to the effect of expenses. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.

U.S. stocks declined as COVID-19 pandemic rattled economy

After several years of expansion, the U.S. economy reversed course and contracted in the first quarter of 2020, shaken by efforts to limit the spread of the COVID-19 pandemic. Unemployment, which had reached a 50-year low in late 2019, jumped to 14.7% in April as many U.S. businesses closed temporarily and most states urged residents to remain at home. Core inflation, which includes all items except food and energy, rose only 1.4%, while oil prices fell sharply during the six months.

Stock markets declined for the period, hit hard in February and March of 2020 before recovering some ground in April. The Federal Reserve reduced the federal funds target rate twice in March 2020, cutting the key short-term interest-rate measure to 0.00%–0.25%. Congress also enacted a $2.2 trillion stimulus plan to support the economy.

For the six months, the Russell 3000 Index, a broad measure of the U.S. stock market, returned –4.33%. Large-cap growth stocks advanced, outperforming small- and mid-cap growth shares as well as value stocks—all of which posted losses. (Returns by investment style and capitalization size are based on the Russell indexes.)

Most benchmark sectors suffered losses

Eight of the eleven industry sectors in the Russell 3000 Index lost ground for the six months. Energy was the worst-performing sector, falling 31.5%. Oil prices plunged as consumer demand evaporated with the implementation of stay-at-home advisories to limit the spread of COVID-19. Financials, the third-largest sector in the benchmark, fell 20.8% and was the largest detractor from the index’s return. Real estate and industrials—also significant detractors—declined 17.8% and 17.6%, respectively. Together, these four sectors accounted for nearly 30.0% of the benchmark’s total market capitalization on April 30, 2020. Information technology, the benchmark’s largest sector, posted the strongest return with a gain of 9.4%. Responses to the pandemic helped drive demand for technology-related services providing communication, entertainment and commerce.

All of the benchmark’s five largest stocks outperformed

For the six-month period, all of the five largest stocks in the Russell 3000 Index posted solid gains and exceeded the overall return of the benchmark. Amazon performed best, benefiting from surging demand due to COVID-19. Next in line were Microsoft, which continued to profit from its cloud-computing business, and Apple, which reported strong revenues and record quarterly earnings. Alphabet (the parent company of Google) and Facebook advanced more modestly but continued to benefit from strength in both revenues and earnings.

10	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Performance as of April 30, 2020

Equity Index Fund		Total return		Average annual total return				Annual operating expenses*
	Inception
	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	7/1/99	–4.36%	–1.07%	8.31%		11.25%		0.05%	0.05%
Advisor Class	12/4/15	–4.39	–1.20	8.23	†	11.21	†	0.19	0.19
Premier Class	9/30/09	–4.42	–1.27	8.14		11.08		0.20	0.20
Retirement Class	3/31/06	–4.47	–1.33	8.04		10.98		0.30	0.30
Retail Class	3/31/06	–4.49	–1.36	8.00		10.93		0.33	0.33
Class W	9/28/18	–4.31	–1.03	8.33	†	11.27	†	0.05	0.00
Russell 3000® Index	—	–4.33	–1.04	8.33		11.29		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
Holdings by company size
% of equity investments
Market capitalization	as of 4/30/2020
More than $50 billion	62.1
More than $15 billion–$50 billion	18.9
More than $2 billion–$15 billion	15.6
$2 billion or less	3.4
Total	100.0

Fund profile
as of 4/30/2020
Net assets	$22.86 billion
Portfolio turnover rate*	2%
Number of holdings	2,778
Weighted median market capitalization	$98.32 billion
Price/earnings ratio (weighted 12-month trailing average)†	25.7
*	The portfolio turnover rate covers the six-month period from November 1, 2019–April 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2020 Semiannual Report	11

Large-Cap Growth Index Fund

Expense example

Six months ended April 30, 2020

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Large-Cap Growth	value	value	(11/1/19–
Index Fund	(11/1/19)	(4/30/20)	4/30/20)
Actual return
Institutional Class	$1,000.00	$1,060.66	$0.26
Advisor Class	1,000.00	1,059.93	0.92
Retirement Class	1,000.00	1,059.51	1.54
Class W	1,000.00	1,061.10	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,024.61	0.25
Advisor Class	1,000.00	1,023.97	0.91
Retirement Class	1,000.00	1,023.37	1.51
Class W	1,000.00	1,024.86	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.05% for the Institutional Class, 0.18% for the Advisor Class, 0.30% for the Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 4/30/2020
Information technology	39.2
Consumer discretionary	14.9
Health care	14.8
Communication services	11.8
Industrials	7.6
Consumer staples	4.3
Financials	3.6
Real estate	2.3
Materials	1.2
Energy	0.2
Short-term investments, other assets & liabilities, net	0.1
Total	100.0

Performance for the six months ended April 30, 2020

The Large-Cap Growth Index Fund returned 6.07% for the Institutional Class, compared with the 6.09% return of its benchmark, the Russell 1000® Growth Index. For the one-year period ended April 30, 2020, the Fund returned 10.77% versus 10.84% for the index. The performance table shows returns for all share classes of the Fund.

For the six-month period, the Fund’s return slightly underperformed that of its benchmark index due to the effect of expenses. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.

U.S. stocks declined as COVID-19 pandemic rattled economy

After several years of expansion, the U.S. economy reversed course and contracted in the first quarter of 2020, shaken by efforts to limit the spread of the COVID-19 pandemic. Unemployment, which had reached a 50-year low in late 2019, jumped to 14.7% in April as many U.S. businesses closed temporarily and most states urged residents to remain at home. Core inflation, which includes all items except food and energy, rose only 1.4%, while oil prices fell sharply during the six months.

Stock markets declined for the period, hit hard in February and March of 2020 before recovering some ground in April. The Federal Reserve reduced the federal funds target rate twice in March 2020, cutting the key short-term interest-rate measure to 0.00%–0.25%. Congress also enacted a $2.2 trillion stimulus plan to support the economy.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned –4.33%. Large-cap growth stocks advanced, outperforming small- and mid-cap growth shares as well as value stocks—all of which posted losses. (Returns by investment style and capitalization size are based on the Russell indexes.)

Benchmark advanced, led by information technology

Four of the ten industry sectors in the Russell 1000 Growth Index (utilities are no longer represented) advanced for the six months. Information technology posted the largest gain of 11.7% and made the biggest contribution to the benchmark’s return, as technology companies generally benefited from the surge of people working from home. Consumer discretionary and health care had the next-largest gains, advancing 11.4% and 8.7%, respectively. These were followed by communication services, which rose 7.0% on increased usage due to telecommuting. Together, these four sectors accounted for nearly 80.0% of the benchmark’s total market capitalization on April 30, 2020. Energy posted the benchmark’s largest loss of –30.1% as oil prices plunged on weaker demand resulting from governmental stay-at-home advisories. Industrials had the second-largest decline of –15.8%.

All of the benchmark’s five largest stocks outperformed

For the six-month period, all of the five largest stocks in the Russell 1000 Growth Index produced returns that exceeded the overall return of the index. They were Amazon, which benefited from surging demand due to COVID-19; Microsoft, which continued to profit from its cloud-computing business; and Apple, which reported strong revenues and record quarterly earnings. Alphabet (the parent company of Google) and Facebook also beat the index due to continued strength in both revenues and earnings.

12	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Performance as of April 30, 2020

Large-Cap Growth Index Fund		Total return			Average annual total return				Annual operating expenses*
	Inception
	date	6 months	1 year		5 years		10 years		gross	net
Institutional Class	10/1/02	6.07%	10.77%		13.27%		14.33%		0.05%	0.05%
Advisor Class	12/4/15	5.99	10.60		13.15	†	14.27	†	0.18	0.18
Retirement Class	10/1/02	5.95	10.49		12.98		14.05		0.30	0.30
Class W	9/30/19	6.11	10.81	†	13.27	†	14.33	†	0.05	0.00
Russell 1000® Growth Index	—	6.09	10.84		13.34		14.41		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
Holdings by company size
% of equity investments
Market capitalization	as of 4/30/2020
More than $50 billion	75.4
More than $15 billion–$50 billion	15.9
More than $2 billion–$15 billion	8.6
$2 billion or less	0.1
Total	100.0

Fund profile
as of 4/30/2020
Net assets	$8.05 billion
Portfolio turnover rate*	7%
Number of holdings	535
Weighted median market capitalization	$148.07 billion
Price/earnings ratio (weighted 12-month trailing average)†	29.2
*	The portfolio turnover rate covers the six-month period from November 1, 2019–April 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2020 Semiannual Report	13

Large-Cap Value Index Fund

Expense example

Six months ended April 30, 2020

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Large-Cap Value	value	value	(11/1/19–
Index Fund	(11/1/19)	(4/30/20)	4/30/20)
Actual return
Institutional Class	$1,000.00	$864.34	$0.28
Advisor Class	1,000.00	863.55	0.88
Retirement Class	1,000.00	862.99	1.44
Class W	1,000.00	864.46	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,024.57	0.30
Advisor Class	1,000.00	1,023.92	0.96
Retirement Class	1,000.00	1,023.32	1.56
Class W	1,000.00	1,024.86	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.06% for the Institutional Class, 0.19% for the Advisor Class, 0.31% for the Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 4/30/2020
Financials	21.4
Health care	15.7
Consumer staples	10.1
Industrials	9.1
Communication services	8.4
Utilities	7.2
Information technology	6.8
Energy	6.4
Consumer discretionary	5.5
Real estate	5.0
Materials	4.3
Short-term investments, other assets & liabilities, net	0.1
Total	100.0

Performance for the six months ended April 30, 2020

The Large-Cap Value Index Fund returned –13.57% for the Institutional Class, compared with the –13.66% return of its benchmark, the Russell 1000® Value Index. For the one-year period ended April 30, 2020, the Fund returned –10.96% versus –11.01% for the index. The performance table shows returns for all share classes of the Fund.

For the six-month period, the Fund’s return outperformed that of its benchmark index. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.

U.S. stocks declined as COVID-19 pandemic rattled economy

After several years of expansion, the U.S. economy reversed course and contracted in the first quarter of 2020, shaken by efforts to limit the spread of the COVID-19 pandemic. Unemployment, which had reached a 50-year low in late 2019, jumped to 14.7% in April as many U.S. businesses closed temporarily and most states urged residents to remain at home. Core inflation, which includes all items except food and energy, rose only 1.4%, while oil prices fell sharply during the six months.

Stock markets declined for the period, hit hard in February and March of 2020 before recovering some ground in April. The Federal Reserve reduced the federal funds target rate twice in March 2020, cutting the key short-term interest-rate measure to 0.00%–0.25%. Congress also enacted a $2.2 trillion stimulus plan to support the economy.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned –4.33%. Large-cap growth stocks advanced, outperforming small- and mid-cap growth shares as well as value stocks—all of which posted losses. (Returns by investment style and capitalization size are based on the Russell indexes.)

Most benchmark sectors suffered losses

Ten of the eleven industry sectors in the Russell 1000 Value Index posted losses for the six months. Energy and real estate were the worst-performing sectors, falling 31.0% and 23.7%, respectively. Oil prices plunged as consumer demand evaporated with the implementation of stay-at-home advisories to limit the spread of COVID-19. Financials, the largest sector in the index, declined 22.7% and was the largest detractor from the index’s return. Consumer discretionary—also a significant detractor—fell 20.1%. Together, these four sectors accounted for more than 40.0% of the benchmark’s total market capitalization on April 30, 2020. In the volatile market environment, health care, which tends to be more defensive, was the only sector to advance for the period, gaining 7.4%.

Four of the benchmark’s five largest stocks outperformed

For the six-month period, returns for four of the five largest stocks in the Russell 1000 Value Index surpassed the overall return of the benchmark. Johnson & Johnson posted double-digit gains as it benefited from robust consumer spending on household products. Intel also advanced, but more modestly. Procter & Gamble and Berkshire Hathaway both suffered losses, but surpassed the index’s return. JPMorgan Chase declined more substantially and trailed the benchmark.

14	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Performance as of April 30, 2020

Large-Cap Value Index Fund					Average annual				Annual operating
		Total return			total return				expenses*
	Inception
	date	6 months	1 year		5 years		10 years		gross	net
Institutional Class	10/1/02	–13.57%	–10.96%		3.87%		8.48%		0.05%	0.05%
Advisor Class	12/4/15	–13.64	–11.08		3.76	†	8.42	†	0.19	0.19
Retirement Class	10/1/02	–13.70	–11.23		3.61		8.21		0.30	0.30
Class W	9/30/19	–13.55	–10.95	†	3.87	†	8.48	†	0.05	0.00
Russell 1000® Value Index	—	–13.66	–11.01		3.90		8.54		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
Holdings by company size
% of equity investments
Market capitalization	as of 4/30/2020
More than $50 billion	53.7
More than $15 billion–$50 billion	25.8
More than $2 billion–$15 billion	19.8
$2 billion or less	0.7
Total	100.0

Fund profile
as of 4/30/2020
Net assets	$6.45 billion
Portfolio turnover rate*	11%
Number of holdings	767
Weighted median market capitalization	$59.42 billion
Price/earnings ratio (weighted 12-month trailing average)†	20.3
*	The portfolio turnover rate covers the six-month period from November 1, 2019–April 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2020 Semiannual Report	15

S&P 500 Index Fund

Expense example

Six months ended April 30, 2020

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
S&P 500	value	value	(11/1/19–
Index Fund	(11/1/19)	(4/30/20)	4/30/20)
Actual return
Institutional Class	$1,000.00	$968.51	$0.24
Advisor Class	1,000.00	967.72	0.88
Retirement Class	1,000.00	967.27	1.47
Class W	1,000.00	968.63	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,024.61	0.25
Advisor Class	1,000.00	1,023.97	0.91
Retirement Class	1,000.00	1,023.37	1.51
Class W	1,000.00	1,024.86	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.05% for the Institutional Class, 0.18% for the Advisor Class, 0.30% for the Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 4/30/2020
Information technology	25.5
Health care	15.3
Communication services	10.8
Financials	10.6
Consumer discretionary	10.4
Industrials	7.9
Consumer staples	7.3
Utilities	3.3
Energy	3.0
Real estate	2.9
Materials	2.5
Short-term investments, other assets & liabilities, net	0.5
Total	100.0

Performance for the six months ended April 30, 2020

The S&P 500 Index Fund returned –3.15% for the Institutional Class, compared with the –3.16% return of its benchmark, the S&P 500® Index. For the one-year period ended April 30, 2020, the Fund returned 0.84% versus 0.86% for the index. The performance table shows returns for all share classes of the Fund.

For the six-month period, the Fund’s return slightly outperformed that of its benchmark index. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.

U.S. stocks declined as COVID-19 pandemic rattled economy

After several years of expansion, the U.S. economy reversed course and contracted in the first quarter of 2020, shaken by efforts to limit the spread of the COVID-19 pandemic. Unemployment, which had reached a 50-year low in late 2019, jumped to 14.7% in April as many U.S. businesses closed temporarily and most states urged residents to remain at home. Core inflation, which includes all items except food and energy, rose only 1.4%, while oil prices fell sharply during the six months.

Stock markets declined for the period, hit hard in February and March of 2020 before recovering some ground in April. The Federal Reserve reduced the federal funds target rate twice in March 2020, cutting the key short-term interest-rate measure to 0.00%–0.25%. Congress also enacted a $2.2 trillion stimulus plan to support the economy.

For the six months, the large-cap-oriented S&P 500 Index held up better than the Russell 3000® Index, a broad measure of the U.S. stock market, which returned –4.33%. A portion of the Russell 3000 Index consists of small-cap equities, which underperformed large caps for the period.

Most benchmark sectors suffered losses

Seven of the eleven industry sectors in the S&P 500 Index posted losses for the six months. Energy was the worst performer, falling 30.6%. Oil prices plunged as consumer demand evaporated with the implementation of stay-at-home advisories to limit the spread of COVID-19. Financials—the fourth-largest sector in the index—and industrials declined 19.5% and 17.2%, respectively. Real estate also struggled, dropping 11.9%, as did materials, which declined 9.4%. Together, these five sectors accounted for more than one-quarter of the index’s total market capitalization on April 30, 2020. Information technology—the index’s largest sector—posted the strongest return, gaining 10.4%. Response to the pandemic drove demand for technology-related services providing communication, entertainment and commerce. In the volatile market environment, health care, which tends to be more defensive, rose 7.0%.

All of the benchmark’s five largest stocks outperformed

For the six-month period, all of the five largest stocks in the S&P 500 Index posted solid gains and exceeded the overall return of the benchmark. Amazon performed best, benefiting from surging demand due to COVID-19. Next in line were Microsoft, which continued to profit from its cloud-computing business, and Apple, which reported strong revenues and record quarterly earnings. Alphabet (the parent company of Google) and Facebook advanced more modestly but continued to benefit from strength in both revenues and earnings.

16	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Performance as of April 30, 2020

S&P 500 Index Fund					Average annual				Annual operating
		Total return			total return				expenses*
	Inception
	date	6 months	1 year		5 years		10 years		gross	net
Institutional Class	10/1/02	–3.15%	0.84%		9.07%		11.62%		0.05%	0.05%
Advisor Class	12/4/15	–3.23	0.70		8.96	†	11.56	†	0.19	0.19
Retirement Class	10/1/02	–3.27	0.59		8.80		11.34		0.30	0.30
Class W	9/30/19	–3.14	0.85	†	9.07	†	11.62	†	0.05	0.00
S&P 500® Index	—	–3.16	0.86		9.12		11.69		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
Holdings by company size
% of equity investments
Market capitalization	as of 4/30/2020
More than $50 billion	72.4
More than $15 billion–$50 billion	20.5
More than $2 billion–$15 billion	7.1
Total	100.0

Fund profile
as of 4/30/2020
Net assets	$5.57 billion
Portfolio turnover rate*	2%
Number of holdings	509
Weighted median market capitalization	$133.21 billion
Price/earnings ratio (weighted 12-month trailing average)†	22.9
*	The portfolio turnover rate covers the six-month period from November 1, 2019–April 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2020 Semiannual Report	17

Small-Cap Blend Index Fund

Expense example

Six months ended April 30, 2020

			Expenses
			paid
	Beginning	Ending	during
	account	account	period*
Small-Cap Blend	value	value	(11/1/19–
Index Fund	(11/1/19)	(4/30/20)	4/30/20)
Actual return
Institutional Class	$1,000.00	$ 845.89	$0.28
Advisor Class	1,000.00	845.52	0.96
Retirement Class	1,000.00	845.40	1.42
5% annual hypothetical return
Institutional Class	1,000.00	1,024.57	0.30
Advisor Class	1,000.00	1,023.82	1.06
Retirement Class	1,000.00	1,023.32	1.56
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.06% for the Institutional Class, 0.21% for the Advisor Class and 0.31% for the Retirement Class. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 4/30/2020
Health care	21.3
Financials	17.2
Information technology	15.1
Industrials	14.7
Consumer discretionary	9.8
Real estate	7.1
Utilities	3.9
Materials	3.4
Consumer staples	3.1
Communication services	2.3
Energy	2.0
Short-term investments, other assets & liabilities, net	0.1
Total	100.0

Performance for the six months ended April 30, 2020

The Small-Cap Blend Index Fund returned –15.41% for the Institutional Class, compared with the –15.47% return of its benchmark, the Russell 2000® Index. For the one-year period ended April 30, 2020, the Fund returned –16.31% versus –16.39% for the index. The performance table shows returns for all share classes of the Fund.

For the six-month period, the Fund’s return outperformed that of its benchmark index. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark. During the six months, the Fund participated in a securities lending program.

U.S. stocks declined as COVID-19 pandemic rattled economy

After several years of expansion, the U.S. economy reversed course and contracted in the first quarter of 2020, shaken by efforts to limit the spread of the COVID-19 pandemic. Unemployment, which had reached a 50-year low in late 2019, jumped to 14.7% in April as many U.S. businesses closed temporarily and most states urged residents to remain at home. Core inflation, which includes all items except food and energy, rose only 1.4%, while oil prices fell sharply during the six months.

Stock markets declined for the period, hit hard in February and March of 2020 before recovering some ground in April. The Federal Reserve reduced the federal funds target rate twice in March 2020, cutting the key short-term interest-rate measure to 0.00%–0.25%. Congress also enacted a $2.2 trillion stimulus plan to support the economy.

For the six months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned –4.33%. Large-cap growth stocks advanced, outperforming small- and mid-cap growth shares as well as value stocks—all of which posted losses. (Returns by investment style and capitalization size are based on the Russell indexes.)

Most benchmark sectors suffered losses

Ten of the eleven industry sectors in the Russell 2000 Index posted losses for the six months. Energy—the benchmark’s second-smallest sector—was the worst performer, falling 41.0%. Oil prices plunged as consumer demand evaporated with the implementation of stay-at-home advisories to limit the spread of COVID-19. Real estate also struggled, dropping 27.1%. Financials, the second-largest sector in the index, declined 26.1% and was the largest detractor from the index’s return. Industrials—also a significant detractor—fell 21.2%. Together, these four sectors made up more than 40.0% of the benchmark’s total market capitalization on April 30, 2020. In the volatile market environment, health care, which tends to be more defensive, was the only sector to advance for the period, gaining 10.6%.

All of the benchmark’s five largest stocks outperformed

For the six-month period, all of the five largest stocks in the Russell 2000 Index advanced and exceeded the overall performance of the benchmark. Virtual health care provider Teladoc Health posted triple-digit gains as the virtual health care provider generated strong sales amid the COVID-19 pandemic. Next were cancer treatment-focused pharmaceutical firm Immunomedics, biological drug manufacturer Repligen and telecommunications equipment company Lumentum—all with double-digit returns. Power-generating equipment maker Generac also advanced but delivered a more modest result.

18	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Performance as of April 30, 2020

Small-Cap Blend Index Fund				Average annual				Annual operating
		Total return		total return				expenses*
	Inception
	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	–15.41%	–16.31%	3.06%		7.86%		0.06%	0.06%
Advisor Class	12/4/15	–15.45	–16.39	2.97	†	7.81	†	0.84	0.21
Retirement Class	10/1/02	–15.46	–16.48	2.81		7.60		0.31	0.31
Russell 2000® Index	—	–15.47	–16.39	2.88		7.69		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.

Holdings by company size

% of equity investments
Market capitalization	as of 4/30/2020
More than $15 billion–$50 billion	1.6
More than $2 billion–$15 billion	46.9
$2 billion or less	51.5
Total	100.0

Fund profile

as of 4/30/2020
Net assets	$2.66 billion
Portfolio turnover rate*	11%
Number of holdings	1,948
Weighted median market capitalization	$1.92 billion
Price/earnings ratio (weighted 12-month trailing average)†	98.5
*	The portfolio turnover rate covers the six-month period from November 1, 2019–April 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2020 Semiannual Report	19

Emerging Markets Equity Index Fund

Expense example

Six months ended April 30, 2020

			Expenses
			paid
	Beginning	Ending	during
Emerging	account	account	period*
Markets Equity	value	value	(11/1/19–
Index Fund	(11/1/19)	(4/30/20)	4/30/20)
Actual return
Institutional Class	$1,000.00	$ 889.62	$1.03
Advisor Class	1,000.00	888.54	1.69
Premier Class	1,000.00	888.98	1.74
Retirement Class	1,000.00	888.20	2.21
Retail Class	1,000.00	887.70	2.72
Class W	1,000.00	890.40	0.05
5% annual hypothetical return
Institutional Class	1,000.00	1,023.77	1.11
Advisor Class	1,000.00	1,023.07	1.81
Premier Class	1,000.00	1,023.02	1.86
Retirement Class	1,000.00	1,022.53	2.36
Retail Class	1,000.00	1,021.98	2.92
Class W	1,000.00	1,024.81	0.05
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.22% for the Institutional Class, 0.36% for the Advisor Class, 0.37% for the Premier Class, 0.47% for the Retirement Class, 0.58% for the Retail Class and 0.01% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 4/30/2020
Financials	22.3
Information technology	16.7
Consumer discretionary	15.0
Communication services	13.0
Materials	6.7
Consumer staples	6.5
Energy	5.7
Industrials	5.1
Health care	3.6
Real estate	2.8
Utilities	2.4
Short-term investments, other assets & liabilities, net	0.2
Total	100.0

Performance for the six months ended April 30, 2020

The Emerging Markets Equity Index Fund returned –11.04% for the Institutional Class, compared with the –10.50% return of its benchmark, the MSCI Emerging Markets Index. For the one-year period ended April 30, 2020, the Fund returned –12.70% versus –12.00% for the index. The performance table shows returns for all share classes of the Fund.

For the six-month period, the Fund’s return underperformed that of its benchmark index due to the effect of expenses. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.

International equities fell amid COVID-19 pandemic

International developed- and emerging-markets stocks posted losses for the period as countries around the world struggled to respond to the COVID-19 pandemic. Emergency efforts to contain the virus led to widespread business closures and the implementation of stay-at-home advisories. The economy in the 19-nation euro area contracted by 3.8% during the first three months of 2020, compared with the fourth quarter of 2019. China’s economy contracted by 6.8% year-on-year in the first quarter of 2020.

Central banks responded aggressively to the economic impact of the pandemic. The U.S. Federal Reserve lowered the federal funds target rate twice in March 2020 to 0.00%–0.25%. The European Central Bank launched a temporary asset purchase program to support the region’s economy.

The MSCI EAFE® Index, which measures stock performance in 21 developed-markets nations outside North America, returned –14.21%, underperforming the –4.33% return of the Russell 3000® Index, a broad measure of the U.S. stock market, as well as the MSCI Emerging Markets Index.

Most countries in the benchmark declined

Of the 26 country components in the MSCI Emerging Markets Index, 24 posted losses in U.S.-dollar terms for the six-month period. Brazil and India fell 43.6% and 19.0%, respectively. Korea, the third-largest index component, declined 9.0%. Together, these three countries accounted for nearly one-quarter of the index’s total market capitalization on April 30, 2020. China, the benchmark’s largest component, advanced 5.4%. Taiwan, the second-largest index component, rose 0.7%.

All of the benchmark’s five largest stocks outperformed

All of the five largest stocks in the MSCI Emerging Markets Index surpassed the benchmark’s overall return. Internet company Tencent Holdings and online retailer Alibaba Group—the index’s largest position—posted double-digit gains. Taiwan Semiconductor Manufacturing and China Construction Bank also advanced. Samsung Electronics declined but still outpaced the index.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

20	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Performance as of April 30, 2020

Emerging Markets Equity Index				Average annual				Annual operating
Fund		Total return		total return				expenses*
	Inception					since
	date	6 months	1 year	5 years		inception		gross	net
Institutional Class	8/31/10	–11.04%	–12.70%	–0.26%		1.54%		0.20%	0.20%
Advisor Class	12/4/15	–11.15	–12.80	–0.35	†	1.49	†	0.34	0.34
Premier Class	8/31/10	–11.10	–12.76	–0.40		1.39		0.35	0.35
Retirement Class	8/31/10	–11.18	–12.92	–0.50		1.29		0.45	0.45
Retail Class	8/31/10	–11.23	–13.05	–0.63		1.15		0.57	0.57
Class W	9/28/18	–10.96	–12.54	–0.19	†	1.58	†	0.20	0.00
MSCI Emerging Markets Index	—	–10.50	–12.00	–0.10		1.91	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

Holdings by country

% of portfolio investments
as of 4/30/2020
China	38.2
Taiwan	12.5
Korea, Republic of	11.5
India	8.1
Brazil	4.6
South Africa	3.5
Russia	3.2
Saudi Arabia	2.5
Thailand	2.3
United States	1.8
23 other nations	10.8
Short-term investments	1.0
Total	100.0

Holdings by company size

% of equity investments
Market capitalization	as of 4/30/2020
More than $50 billion	34.0
More than $15 billion–$50 billion	25.8
More than $2 billion–$15 billion	36.9
$2 billion or less	3.3
Total	100.0

Fund profile

as of 4/30/2020
Net assets	$2.74 billion
Portfolio turnover rate*	23%
Number of holdings	1,409
Weighted median market capitalization	$27.64 billion
Price/earnings ratio (weighted 12-month trailing average)†	14.4
*	The portfolio turnover rate covers the six-month period from November 1, 2019–April 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2020 Semiannual Report	21

International Equity Index Fund

Expense example

Six months ended April 30, 2020

			Expenses
			paid
	Beginning	Ending	during
International	account	account	period*
Equity Index	value	value	(11/1/19–
Fund	(11/1/19)	(4/30/20)	4/30/20)
Actual return
Institutional Class	$1,000.00	$ 855.14	$0.28
Advisor Class	1,000.00	854.35	0.74
Premier Class	1,000.00	854.97	0.97
Retirement Class	1,000.00	853.83	1.43
Class W	1,000.00	855.62	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,024.57	0.30
Advisor Class	1,000.00	1,024.07	0.81
Premier Class	1,000.00	1,023.82	1.06
Retirement Class	1,000.00	1,023.32	1.56
Class W	1,000.00	1,024.86	0.00
*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.06% for the Institutional Class, 0.16% for the Advisor Class, 0.21% for the Premier Class, 0.31% for the Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

% of net assets
Sector	as of 4/30/2020
Financials	15.7
Health care	14.2
Industrials	13.7
Consumer staples	12.1
Consumer discretionary	11.0
Information technology	7.6
Materials	6.6
Communication services	5.3
Utilities	4.0
Energy	3.6
Real estate	3.2
Short-term investments, other assets & liabilities, net	3.0
Total	100.0

Performance for the six months ended April 30, 2020

The International Equity Index Fund returned –14.49% for the Institutional Class, compared with the –14.21% return of its benchmark, the MSCI EAFE® Index. For the one-year period ended April 30, 2020, the Fund returned –11.90% versus –11.34% for the index. The performance table shows returns for all share classes of the Fund.

For the six-month period, the Fund’s return underperformed that of its benchmark index due to the effect of expenses. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.

International equities fell amid COVID-19 pandemic

International developed- and emerging-markets stocks posted losses for the period as countries around the world struggled to respond to the COVID-19 pandemic. Emergency efforts to contain the virus led to widespread business closures and the implementation of stay-at-home advisories. The economy in the 19-nation euro area contracted by 3.8% during the first three months of 2020, compared with the fourth quarter of 2019.

Central banks responded aggressively to the economic impact of the pandemic. The U.S. Federal Reserve lowered the federal funds target rate twice in March 2020 to 0.00%–0.25%. The European Central Bank launched a temporary asset purchase program to support the region’s economy. The Bank of England cut its benchmark interest rate to 0.10%.

The MSCI EAFE Index, which measures stock performance in 21 developed-markets nations outside North America, lost ground and underperformed the –4.33% return of the Russell 3000® Index, a broad measure of the U.S. stock market. The MSCI Emerging Markets Index returned –10.50% for the six-month period.

Most countries in the benchmark declined

Of the MSCI EAFE Index’s 21 country components, 19 fell in U.S.-dollar terms for the six-month period. The largest index components were Japan (26.0%), the United Kingdom (15.0%) and France (10.6%), losing 9.9%, 19.9% and 20.8%, respectively. Collectively, these three nations represented over one-half of the benchmark’s total market capitalization on April 30, 2020.

All of the benchmark’s five largest stocks outperformed

Three of the MSCI EAFE Index’s five largest stocks produced gains for the six-month period. Swiss pharmaceutical manufacturer Roche Holding performed best, helped by sales in its pharmaceuticals and diagnostics divisions. Next in line were global drug manufacturer AstraZeneca and Nestlé—the index’s largest holding. Drug-maker Novartis and Toyota Motor did not advance but surpassed the index’s return.

The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

22	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Performance as of April 30, 2020

International Equity Index Fund				Average annual				Annual operating
		Total return		total return				expenses*
	Inception
	date	6 months	1 year	5 years		10 years		gross	net
Institutional Class	10/1/02	–14.49%	–11.90%	–0.05%		3.72%		0.06%	0.06%
Advisor Class	12/4/15	–14.57	–11.98	–0.15	†	3.66	†	0.19	0.19
Premier Class	9/30/09	–14.50	–12.00	–0.19		3.57		0.21	0.21
Retirement Class	10/1/02	–14.62	–12.09	–0.31		3.46		0.31	0.31
Class W	9/28/18	–14.44	–11.81	–0.03	†	3.73	†	0.06	0.00
MSCI EAFE® Index	—	–14.21	–11.34	–0.17		3.55		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Holdings by country

% of portfolio investments
as of 4/30/2020
Japan	24.7
United Kingdom	13.1
Switzerland	10.5
France	10.0
Germany	8.2
Australia	6.8
Netherlands	4.5
Hong Kong	3.2
Sweden	2.5
Spain	2.4
19 other nations	10.5
Short-term investments	3.6
Total	100.0

Holdings by company size

% of equity investments
Market capitalization	as of 4/30/2020
More than $50 billion	34.6
More than $15 billion–$50 billion	39.2
More than $2 billion–$15 billion	26.1
$2 billion or less	0.1
Total	100.0

Fund profile	as of 4/30/2020
Net assets	$12.22 billion
Portfolio turnover rate*	1%
Number of holdings	939
Weighted median market capitalization	$32.08 billion
Price/earnings ratio (weighted 12-month trailing average)†	16.2
*	The portfolio turnover rate covers the six-month period from November 1, 2019–April 30, 2020, and is not annualized.
†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2020 Semiannual Report	23

Summary portfolio of investments (unaudited)

Equity Index Fund  ■  April 30, 2020

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
116,911	*	Tesla, Inc	$91,410,373	0.4%
		Other	88,809,573	0.4
			180,219,946	0.8
BANKS
6,474,445		Bank of America Corp	155,710,402	0.7
2,527,053		JPMorgan Chase & Co	241,990,595	1.1
		Other	593,271,940	2.5
			990,972,937	4.3
CAPITAL GOODS			1,349,117,173	5.9
COMMERCIAL & PROFESSIONAL SERVICES			242,465,251	1.1
CONSUMER DURABLES & APPAREL			268,153,004	1.2
CONSUMER SERVICES
611,606		McDonald’s Corp	114,712,821	0.5
		Other	330,838,837	1.4
			445,551,658	1.9
DIVERSIFIED FINANCIALS			737,295,835	3.2
ENERGY
1,545,416		Chevron Corp	142,178,272	0.6
3,429,129	d	Exxon Mobil Corp	159,351,625	0.7
		Other	349,703,162	1.5
			651,233,059	2.8
FOOD & STAPLES RETAILING
356,862		Costco Wholesale Corp	108,129,186	0.5
1,126,514		Walmart, Inc	136,927,777	0.6
		Other	87,559,940	0.4
			332,616,903	1.5
FOOD, BEVERAGE & TOBACCO
3,102,713		Coca-Cola Co	142,383,500	0.6
1,134,189		PepsiCo, Inc	150,041,863	0.7
1,259,117		Philip Morris International, Inc	93,930,128	0.4
		Other	401,348,020	1.7
			787,703,511	3.4
HEALTH CARE EQUIPMENT & SERVICES
1,396,101		Abbott Laboratories	128,566,941	0.6
1,087,759		Medtronic plc	106,197,911	0.5
766,122		UnitedHealth Group, Inc	224,067,701	1.0
		Other	1,105,978,448	4.7
			1,564,811,001	6.8
HOUSEHOLD & PERSONAL PRODUCTS
1,972,299		Procter & Gamble Co	232,474,883	1.0
		Other	168,446,019	0.8
			400,920,902	1.8
INSURANCE
1,582,756	*	Berkshire Hathaway, Inc (Class B)	296,545,164	1.3
		Other	493,263,374	2.2
			789,808,538	3.5
MATERIALS			607,096,540	2.7
Shares		Company	Value	% of net assets

MEDIA & ENTERTAINMENT
242,539	*	Alphabet, Inc (Class A)	$326,627,271	1.4%
242,939	*	Alphabet, Inc (Class C)	327,642,112	1.5
3,653,230		Comcast Corp (Class A)	137,471,045	0.6
1,936,675	*	Facebook, Inc	396,456,739	1.8
341,523	*	NetFlix, Inc	143,388,432	0.6
1,416,362		Walt Disney Co	153,179,550	0.7
		Other	350,065,764	1.4
			1,834,830,913	8.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
1,198,978		AbbVie, Inc	98,555,992	0.5
478,783		Amgen, Inc	114,534,469	0.5
1,894,405		Bristol-Myers Squibb Co	115,198,768	0.5
690,520		Eli Lilly & Co	106,782,013	0.5
2,153,219		Johnson & Johnson	323,068,979	1.4
2,065,693		Merck & Co, Inc	163,892,083	0.7
4,508,743		Pfizer, Inc	172,955,381	0.8
324,166		Thermo Fisher Scientific, Inc	108,491,877	0.5
		Other	802,264,533	3.4
			2,005,744,095	8.8
REAL ESTATE			848,565,415	3.7
RETAILING
339,000	*	Amazon.com, Inc	838,686,000	3.7
883,819		Home Depot, Inc	194,289,931	0.9
		Other	541,727,158	2.3
			1,574,703,089	6.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
3,470,901		Intel Corp	208,184,642	0.9
473,072		NVIDIA Corp	138,269,484	0.6
761,168		Texas Instruments, Inc	88,348,770	0.4
		Other	540,394,108	2.4
			975,197,004	4.3
SOFTWARE & SERVICES
517,624		Accenture plc	95,858,789	0.4
390,416	*	Adobe, Inc	138,066,714	0.6
717,637		International Business Machines Corp	90,106,502	0.4
719,079		Mastercard, Inc (Class A)	197,725,153	0.9
6,131,520		Microsoft Corp	1,098,829,699	4.8
952,915	*	PayPal Holdings, Inc	117,208,545	0.5
680,910	*	salesforce.com, Inc	110,273,375	0.5
1,388,471		Visa, Inc (Class A)	248,147,537	1.1
		Other	1,143,540,461	5.0
			3,239,756,775	14.2
TECHNOLOGY HARDWARE & EQUIPMENT
3,341,692		Apple, Inc	981,789,110	4.3
3,473,331		Cisco Systems, Inc	147,199,768	0.7
		Other	290,741,533	1.2
			1,419,730,411	6.2
TELECOMMUNICATION SERVICES
5,918,174		AT&T, Inc	180,326,762	0.8
3,355,576		Verizon Communications, Inc	192,777,841	0.9
		Other	49,915,784	0.2
			423,020,387	1.9

24	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Equity Index Fund  ■  April 30, 2020

Shares	Company	Value	% of net assets

TRANSPORTATION
562,475	Union Pacific Corp	$89,877,880	0.4%
	Other	305,391,595	1.3
		395,269,475	1.7
UTILITIES
395,671	NextEra Energy, Inc	91,447,482	0.4
	Other	648,436,541	2.8
		739,884,023	3.2
	TOTAL COMMON STOCKS (Cost $15,648,907,401)	22,804,667,845	99.8

RIGHTS / WARRANTS

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		2,704	0.0
	TOTAL RIGHTS / WARRANTS (Cost $822)	2,704	0.0

Principal	Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT		33,727,340	0.1
Shares		Company	Value	% of net assets

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
392,530,899	c	State Street Navigator Securities Lending Government Money Market Portfolio	$392,530,899	1.7%
			392,530,899	1.7
	TOTAL SHORT-TERM INVESTMENTS (Cost $426,258,479)		426,258,239	1.8
	TOTAL PORTFOLIO (Cost $16,075,166,702)		23,230,928,788	101.6
	OTHER ASSETS & LIABILITIES, NET		(374,281,430)	(1.6)
	NET ASSETS		$22,856,647,358	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/20, the aggregate value of securities on loan is $392,495,174. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of April 30, 2020 were as follows:

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
Russell 2000 E Mini Index	42		06/19/20	$2,514,028	$2,744,070	$230,042
S&P 500 E Mini Index	234		06/19/20	32,373,814	33,958,080	1,584,266
S&P Mid-Cap 400 E Mini Index	6		06/19/20	909,714	984,780	75,066
Total	282			$35,797,556	$37,686,930	$1,889,374

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2020 Semiannual Report	25

Summary portfolio of investments (unaudited)

Large-Cap Growth Index Fund  ■  April 30, 2020

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
77,194	*	Tesla, Inc	$60,356,445	0.8%
		Other	613,987	0.0
			60,970,432	0.8
BANKS			5,531,988	0.1
CAPITAL GOODS
228,952		3M Co	34,782,388	0.4
283,331		Boeing Co	39,955,338	0.5
132,355		Lockheed Martin Corp	51,494,036	0.7
		Other	253,833,467	3.1
			380,065,229	4.7
COMMERCIAL & PROFESSIONAL SERVICES			96,432,484	1.2
CONSUMER DURABLES & APPAREL
625,860		Nike, Inc (Class B)	54,562,475	0.7
		Other	46,948,767	0.6
			101,511,242	1.3
CONSUMER SERVICES
631,693		Starbucks Corp	48,469,804	0.6
		Other	107,570,486	1.3
			156,040,290	1.9
DIVERSIFIED FINANCIALS
360,069		iShares Russell 1000 Growth Index Fund	62,212,722	0.8
130,704		S&P Global, Inc	38,280,588	0.5
		Other	119,550,511	1.4
			220,043,821	2.7
ENERGY			13,320,762	0.2
FOOD & STAPLES RETAILING
235,160		Costco Wholesale Corp	71,253,480	0.9
		Other	15,676,043	0.2
			86,929,523	1.1
FOOD, BEVERAGE & TOBACCO
1,399,150		Coca-Cola Co	64,206,993	0.8
629,532		PepsiCo, Inc	83,280,788	1.0
		Other	63,005,823	0.8
			210,493,604	2.6
HEALTH CARE EQUIPMENT & SERVICES
397,658		Abbott Laboratories	36,620,325	0.5
505,898		UnitedHealth Group, Inc	147,959,988	1.8
		Other	342,009,080	4.2
			526,589,393	6.5
HOUSEHOLD & PERSONAL PRODUCTS			49,719,653	0.6
INSURANCE			65,021,289	0.8
MATERIALS			98,564,946	1.2
Shares		Company	Value	% of net assets

MEDIA & ENTERTAINMENT
160,253	*	Alphabet, Inc (Class A)	$215,812,715	2.7%
160,473	*	Alphabet, Inc (Class C)	216,423,516	2.7
1,133,201		Comcast Corp (Class A)	42,642,354	0.5
1,279,002	*	Facebook, Inc	261,824,499	3.3
225,401	*	NetFlix, Inc	94,634,610	1.2
		Other	108,649,638	1.3
			939,987,332	11.7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
791,364		AbbVie, Inc	65,050,121	0.8
290,335		Amgen, Inc	69,453,939	0.9
734,392		Bristol-Myers Squibb Co	44,658,377	0.6
455,186		Eli Lilly & Co	70,389,963	0.9
1,292,069		Merck & Co, Inc	102,512,754	1.3
145,289		Thermo Fisher Scientific, Inc	48,625,323	0.6
138,772	*	Vertex Pharmaceuticals, Inc	34,859,526	0.4
		Other	225,495,673	2.7
			661,045,676	8.2
REAL ESTATE
234,999		American Tower Corp	55,929,762	0.7
221,759		Crown Castle International Corp	35,355,037	0.5
		Other	94,666,654	1.1
			185,951,453	2.3
RETAILING
223,803	*	Amazon.com, Inc	553,688,622	6.9
332,684		Home Depot, Inc	73,133,924	0.9
413,647		Lowe’s Companies, Inc	43,329,523	0.5
		Other	210,926,204	2.7
			881,078,273	11.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
206,706		Broadcom, Inc	56,145,484	0.7
312,212		NVIDIA Corp	91,253,323	1.1
611,120		QUALCOMM, Inc	48,076,810	0.6
501,614		Texas Instruments, Inc	58,222,337	0.7
		Other	112,044,389	1.4
			365,742,343	4.5
SOFTWARE & SERVICES
341,023		Accenture plc	63,154,049	0.8
257,515	*	Adobe, Inc	91,067,605	1.1
287,052		International Business Machines Corp	36,042,249	0.5
133,404		Intuit, Inc	35,993,733	0.5
474,507		Mastercard, Inc (Class A)	130,475,190	1.6
4,047,935		Microsoft Corp	725,430,431	9.0
1,073,984		Oracle Corp	56,888,932	0.7
628,896	*	PayPal Holdings, Inc	77,354,208	1.0
449,388	*	salesforce.com, Inc	72,778,387	0.9
99,620	*	ServiceNow, Inc	35,020,415	0.4
916,828		Visa, Inc (Class A)	163,855,500	2.0
		Other	478,976,947	5.9
			1,967,037,646	24.4

26	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Growth Index Fund  ■  April 30, 2020

Shares	Company	Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
2,206,207	Apple, Inc	$648,183,617	8.1%
2,292,305	Cisco Systems, Inc	97,147,886	1.2
	Other	81,375,703	1.0
		826,707,206	10.3
TELECOMMUNICATION SERVICES		7,803,752	0.1
TRANSPORTATION
371,536	Union Pacific Corp	59,367,738	0.7
373,535	United Parcel Service, Inc (Class B)	35,358,823	0.5
	Other	39,976,862	0.5
		134,703,423	1.7
	TOTAL COMMON STOCKS (Cost $4,694,940,544)	8,041,291,760	99.9

Principal	Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT		11,545,000	0.1
Shares		Company	Value	% of net assets

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
37,458,453	c	State Street Navigator Securities Lending Government Money Market Portfolio	$37,458,453	0.5%
			37,458,453	0.5
	TOTAL SHORT-TERM INVESTMENTS (Cost $49,003,453)		49,003,453	0.6
	TOTAL PORTFOLIO (Cost $4,743,943,997)		8,090,295,213	100.5
	OTHER ASSETS & LIABILITIES, NET		(39,233,310)	(0.5)
	NET ASSETS		$8,051,061,903	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/20, the aggregate value of securities on loan is $39,792,166. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2020 Semiannual Report	27

Summary portfolio of investments (unaudited)

Large-Cap Value Index Fund  ■  April 30, 2020

Shares	Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS		$50,252,198	0.8%
BANKS
4,405,666	Bank of America Corp	105,956,267	1.7
1,163,605	Citigroup, Inc	56,504,659	0.9
1,718,988	JPMorgan Chase & Co	164,610,291	2.6
739,744	Truist Financial Corp	27,607,246	0.4
766,477	US Bancorp	27,976,411	0.4
2,052,576	Wells Fargo & Co	59,627,333	0.9
	Other	131,184,508	2.0
		573,466,715	8.9
CAPITAL GOODS
272,228	Caterpillar, Inc	31,681,895	0.5
4,767,857	General Electric Co	32,421,428	0.5
203,132	Honeywell International, Inc	28,824,431	0.5
582,813	Raytheon Technologies Corp	37,772,110	0.6
	Other	307,372,764	4.7
		438,072,628	6.8
COMMERCIAL & PROFESSIONAL SERVICES		30,188,126	0.5
CONSUMER DURABLES & APPAREL		51,245,631	0.8
CONSUMER SERVICES
348,331	McDonald’s Corp	65,332,962	1.0
	Other	48,595,072	0.8
		113,928,034	1.8
DIVERSIFIED FINANCIALS
65,256	BlackRock, Inc	32,761,122	0.5
194,984	CME Group, Inc	34,748,099	0.5
175,585	Goldman Sachs Group, Inc	32,205,801	0.5
493,238	iShares Russell 1000 Growth ETF	54,389,354	0.8
	Other	211,537,322	3.4
		365,641,698	5.7
ENERGY
1,050,753	Chevron Corp	96,669,276	1.5
2,333,174	Exxon Mobil Corp	108,422,596	1.7
	Other	205,083,847	3.2
		410,175,719	6.4
FOOD & STAPLES RETAILING
765,942	Walmart, Inc	93,100,250	1.5
	Other	38,113,545	0.5
		131,213,795	2.0
FOOD, BEVERAGE & TOBACCO
671,814	Coca-Cola Co	30,829,544	0.5
782,885	Mondelez International, Inc	40,271,604	0.6
856,563	Philip Morris International, Inc	63,899,600	1.0
	Other	166,837,803	2.6
		301,838,551	4.7
Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
538,039		Abbott Laboratories	$49,548,012	0.8%
99,316		Anthem, Inc	27,880,981	0.5
134,967		Becton Dickinson & Co	34,083,217	0.5
715,195		CVS Health Corp	44,020,252	0.7
321,441		Danaher Corp	52,542,746	0.8
739,594		Medtronic plc	72,206,562	1.1
		Other	161,770,292	2.5
			442,052,062	6.9
HOUSEHOLD & PERSONAL PRODUCTS
462,575		Colgate-Palmolive Co	32,505,145	0.5
1,263,640		Procter & Gamble Co	148,945,247	2.3
		Other	34,748,448	0.5
			216,198,840	3.3
INSURANCE
1,078,361	*	Berkshire Hathaway, Inc (Class B)	202,041,717	3.1
		Other	246,560,908	3.9
			448,602,625	7.0
MATERIALS
295,928		Linde plc	54,447,793	0.9
		Other	225,019,999	3.4
			279,467,792	4.3
MEDIA & ENTERTAINMENT
1,315,533		Comcast Corp (Class A)	49,503,507	0.8
962,274		Walt Disney Co	104,069,933	1.6
		Other	113,809,139	1.7
			267,382,579	4.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
180,665		Allergan plc	33,845,781	0.5
532,274		Bristol-Myers Squibb Co	32,367,582	0.5
601,585		Gilead Sciences, Inc	50,533,140	0.8
1,243,259		Johnson & Johnson	186,538,580	2.9
3,066,607		Pfizer, Inc	117,635,045	1.8
		Other	147,371,244	2.3
			568,291,372	8.8
REAL ESTATE
403,334		Prologis, Inc	35,989,493	0.6
		Other	283,469,279	4.4
			319,458,772	5.0
RETAILING
258,360		Home Depot, Inc	56,795,279	0.9
256,511		Target Corp	28,149,517	0.5
		Other	52,628,917	0.7
			137,573,713	2.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
2,359,455		Intel Corp	141,520,111	2.2
609,642	*	Micron Technology, Inc	29,195,755	0.5
		Other	82,822,352	1.2
			253,538,218	3.9
SOFTWARE & SERVICES			109,623,289	1.7
TECHNOLOGY HARDWARE & EQUIPMENT			75,930,626	1.2

28	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Large-Cap Value Index Fund  ■  April 30, 2020

Shares	Company	Value	% of net assets

TELECOMMUNICATION SERVICES
4,024,213	AT&T, Inc	$122,617,770	1.9%
2,281,320	Verizon Communications, Inc	131,061,834	2.0
	Other	17,813,562	0.3
		271,493,166	4.2
TRANSPORTATION		118,738,667	1.8
UTILITIES
452,485	Dominion Energy Inc	34,900,168	0.5
400,835	Duke Energy Corp	33,934,691	0.5
269,035	NextEra Energy, Inc	62,179,369	1.0
573,258	Southern Co	32,520,926	0.5
	Other	303,649,694	4.7
		467,184,848	7.2
	TOTAL COMMON STOCKS (Cost $6,231,398,972)	6,441,559,664	99.9
Shares		Company	Value	% of net assets

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
64,582,905	c	State Street Navigator Securities Lending Government Money Market Portfolio	$64,582,905	1.0%
			64,582,905	1.0
	TOTAL SHORT-TERM INVESTMENTS (Cost $64,582,905)		64,582,905	1.0
	TOTAL PORTFOLIO (Cost $6,295,981,877)		6,506,142,569	100.9
	OTHER ASSETS & LIABILITIES, NET		(56,123,285)	(0.9)
	NET ASSETS		$6,450,019,284	100.0%

Abbreviation(s):

ETF	Exchange Traded Fund

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/20, the aggregate value of securities on loan is $62,048,495. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2020 Semiannual Report	29

Summary portfolio of investments (unaudited)

S&P 500 Index Fund  ■  April 30, 2020

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$17,081,646	0.3%
BANKS
1,865,260		Bank of America Corp	44,859,503	0.8
720,937		JPMorgan Chase & Co	69,036,927	1.2
886,680		Wells Fargo & Co	25,758,054	0.5
		Other	84,579,037	1.5
			224,233,521	4.0
CAPITAL GOODS			306,156,329	5.5
COMMERCIAL & PROFESSIONAL SERVICES			40,635,720	0.7
CONSUMER DURABLES & APPAREL
286,890		Nike, Inc (Class B)	25,011,070	0.5
		Other	30,262,712	0.5
			55,273,782	1.0
CONSUMER SERVICES
173,541		McDonald’s Corp	32,549,350	0.6
		Other	57,017,303	1.0
			89,566,653	1.6
DIVERSIFIED FINANCIALS			173,125,970	3.1
ENERGY
435,646		Chevron Corp	40,079,432	0.7
974,819	d	Exxon Mobil Corp	45,299,839	0.8
		Other	83,345,884	1.5
			168,725,155	3.0
FOOD & STAPLES RETAILING
101,234		Costco Wholesale Corp	30,673,902	0.6
325,502		Walmart, Inc	39,564,768	0.7
		Other	19,892,214	0.3
			90,130,884	1.6
FOOD, BEVERAGE & TOBACCO
884,863		Coca-Cola Co	40,606,363	0.7
320,050		PepsiCo, Inc	42,339,415	0.8
356,255		Philip Morris International, Inc	26,576,623	0.5
		Other	98,009,770	1.7
			207,532,171	3.7
HEALTH CARE EQUIPMENT & SERVICES
405,369		Abbott Laboratories	37,330,431	0.7
308,819		Medtronic plc	30,149,999	0.5
217,716		UnitedHealth Group, Inc	63,675,399	1.1
		Other	246,765,701	4.5
			377,921,530	6.8
HOUSEHOLD & PERSONAL PRODUCTS
573,171		Procter & Gamble Co	67,559,666	1.2
		Other	43,409,982	0.8
			110,969,648	2.0
INSURANCE
449,275	*	Berkshire Hathaway, Inc (Class B)	84,176,164	1.5
		Other	106,762,733	1.9
			190,938,897	3.4
Shares		Company	Value	% of net assets

MATERIALS			$137,794,540	2.5%
MEDIA & ENTERTAINMENT
68,830	*	Alphabet, Inc (Class A)	92,693,361	1.7
68,656	*	Alphabet, Inc (Class C)	92,593,601	1.7
1,045,906		Comcast Corp (Class A)	39,357,443	0.7
552,827	*	Facebook, Inc	113,169,215	2.0
100,559	*	NetFlix, Inc	42,219,696	0.8
415,277		Walt Disney Co	44,912,208	0.8
		Other	61,013,142	1.0
			485,958,666	8.7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
340,708		AbbVie, Inc	28,006,198	0.5
136,899		Amgen, Inc	32,748,979	0.6
537,331		Bristol-Myers Squibb Co	32,675,098	0.6
194,665		Eli Lilly & Co	30,102,996	0.5
604,549		Johnson & Johnson	90,706,532	1.6
584,510		Merck & Co, Inc	46,375,023	0.8
1,270,591		Pfizer, Inc	48,739,871	0.9
92,390		Thermo Fisher Scientific, Inc	30,921,085	0.6
		Other	133,692,413	2.4
			473,968,195	8.5
REAL ESTATE			161,651,533	2.9
RETAILING
95,661	*	Amazon.com, Inc	236,665,314	4.3
251,338		Home Depot, Inc	55,251,633	1.0
		Other	126,844,825	2.2
			418,761,772	7.5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
999,498		Intel Corp	59,949,890	1.1
140,437		NVIDIA Corp	41,046,926	0.7
		Other	150,874,236	2.7
			251,871,052	4.5
SOFTWARE & SERVICES
146,326		Accenture plc	27,098,112	0.5
111,531	*	Adobe, Inc	39,441,823	0.7
204,032		International Business Machines Corp	25,618,258	0.5
203,944		Mastercard, Inc (Class A)	56,078,482	1.0
1,752,370		Microsoft Corp	314,042,228	5.6
499,148		Oracle Corp	26,439,870	0.5
270,523	*	PayPal Holdings, Inc	33,274,329	0.6
203,301	*	salesforce.com, Inc	32,924,597	0.6
393,487		Visa, Inc (Class A)	70,323,997	1.3
		Other	168,264,911	3.0
			793,506,607	14.3
TECHNOLOGY HARDWARE & EQUIPMENT
959,521		Apple, Inc	281,907,270	5.1
977,383		Cisco Systems, Inc	41,421,492	0.7
		Other	57,556,207	1.0
			380,884,969	6.8

30	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

S&P 500 Index Fund  ■  April 30, 2020

Shares	Company	Value	% of net assets

TELECOMMUNICATION SERVICES
1,683,028	AT&T, Inc	$51,281,863	0.9%
950,000	Verizon Communications, Inc	54,577,500	1.0
	Other	9,994,515	0.2
		115,853,878	2.1
TRANSPORTATION
158,910	Union Pacific Corp	25,392,229	0.5
	Other	68,637,472	1.2
		94,029,701	1.7
UTILITIES
111,909	NextEra Energy, Inc	25,864,408	0.5
	Other	155,333,375	2.8
		181,197,783	3.3
	TOTAL COMMON STOCKS (Cost $3,375,105,207)	5,547,770,602	99.5

Principal	Issuer

SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		12,298,570	0.2
TREASURY DEBT		5,999,749	0.1
Shares		Company	Value	% of net assets

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
15,669,682	c	State Street Navigator Securities Lending Government Money Market Portfolio	$15,669,682	0.3%
			15,669,682	0.3
	TOTAL SHORT-TERM INVESTMENTS (Cost $33,968,291)		33,968,001	0.6
	TOTAL PORTFOLIO (Cost $3,409,073,498)		5,581,738,603	100.1
	OTHER ASSETS & LIABILITIES, NET		(7,943,811)	(0.1)
	NET ASSETS		$5,573,794,792	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/20, the aggregate value of securities on loan is $15,073,376. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of April 30, 2020 were as follows:

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
S&P 500 E Mini Index	134		06/19/20	$18,744,236	$19,446,080	$701,844

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2020 Semiannual Report	31

Summary portfolio of investments (unaudited)

Small-Cap Blend Index Fund  ■  April 30, 2020

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$27,598,195	1.0%
BANKS			272,738,345	10.3
CAPITAL GOODS
92,857	*	Axon Enterprise, Inc	6,751,632	0.3
97,129	*	Generac Holdings, Inc	9,464,250	0.4
86,435	*	Mercury Systems, Inc	7,706,545	0.3
65,221	*	SiteOne Landscape Supply, Inc	5,780,537	0.2
93,448	*,e	Trex Co, Inc	8,898,119	0.3
		Other	215,838,248	8.1
			254,439,331	9.6
COMMERCIAL & PROFESSIONAL SERVICES
59,295	*	FTI Consulting, Inc	7,551,811	0.3
55,718	e	MSA Safety, Inc	6,269,947	0.2
86,928		Tetra Tech, Inc	6,543,940	0.3
		Other	83,602,807	3.1
			103,968,505	3.9
CONSUMER DURABLES & APPAREL
44,383	*	Deckers Outdoor Corp	6,602,415	0.3
39,611	*	Helen of Troy Ltd	6,507,295	0.3
		Other	64,337,233	2.3
			77,446,943	2.9
CONSUMER SERVICES
186,996	*	Chegg, Inc	7,994,079	0.3
		Other	74,541,610	2.8
			82,535,689	3.1
DIVERSIFIED FINANCIALS
321,961	e	iShares Russell 2000 ETF	41,954,738	1.6
		Other	82,397,234	3.1
			124,351,972	4.7
ENERGY			54,323,835	2.1
FOOD & STAPLES RETAILING
203,037	*	Performance Food Group Co	5,959,136	0.2
		Other	9,217,062	0.4
			15,176,198	0.6
FOOD, BEVERAGE & TOBACCO
13,297	*	Boston Beer Co, Inc (Class A)	6,203,183	0.2
		Other	44,609,463	1.7
			50,812,646	1.9
HEALTH CARE EQUIPMENT & SERVICES
49,836	*	Amedisys, Inc	9,177,798	0.4
79,615	*	Haemonetics Corp	9,058,595	0.3
109,207	*	HealthEquity, Inc	6,145,078	0.2
47,572	*,e	LHC Group, Inc	6,183,884	0.2
137,903	*	Novocure Ltd	9,074,017	0.4
56,517	*	Quidel Corp	7,855,863	0.3
88,424	*	Tandem Diabetes Care, Inc	7,054,467	0.3
114,626	*	Teladoc, Inc	18,866,293	0.7
200,056	*,e	Wright Medical Group NV	5,825,631	0.2
		Other	152,887,149	5.7
			232,128,775	8.7
Shares		Company	Value	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS			$15,675,826	0.6%
INSURANCE			61,147,377	2.3
MATERIALS			89,737,543	3.4
MEDIA & ENTERTAINMENT			35,628,503	1.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
179,111	*	Acadia Pharmaceuticals, Inc	8,652,852	0.3
71,063	*	Acceleron Pharma, Inc	6,433,333	0.3
92,576	*,e	Global Blood Therapeutics, Inc	7,083,916	0.3
300,088	*	Immunomedics, Inc	9,116,673	0.3
187,007	*	Iovance Biotherapeutics, Inc	6,012,275	0.2
83,099	*	Repligen Corp	9,651,949	0.4
		Other	286,362,001	10.7
			333,312,999	12.5
REAL ESTATE
60,917		EastGroup Properties, Inc	6,457,202	0.3
200,466		First Industrial Realty Trust, Inc	7,571,601	0.3
208,525		Healthcare Realty Trust, Inc	6,128,550	0.2
180,294		Rexford Industrial Realty, Inc	7,341,572	0.3
235,783		STAG Industrial, Inc	6,189,304	0.2
		Other	156,125,861	5.8
			189,814,090	7.1
RETAILING			73,978,286	2.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
91,801	*	Cirrus Logic, Inc	6,940,156	0.3
146,939	*	Enphase Energy, Inc	6,881,153	0.3
71,062	*	Inphi Corp	6,860,325	0.3
67,589	*	Silicon Laboratories, Inc	6,571,003	0.2
		Other	68,665,121	2.5
			95,917,758	3.6
SOFTWARE & SERVICES
52,644	*,e	Everbridge, Inc	5,863,489	0.2
94,769	*	Five9, Inc	8,782,243	0.3
73,416	*	j2 Global, Inc	5,920,266	0.2
100,281		MAXIMUS, Inc	6,750,917	0.3
91,312		Science Applications International Corp	7,456,538	0.3
		Other	159,499,594	6.0
			194,273,047	7.3
TECHNOLOGY HARDWARE & EQUIPMENT
118,846	*	Lumentum Holdings, Inc	9,615,830	0.4
55,998	*	Tech Data Corp	7,875,559	0.3
		Other	92,420,277	3.4
			109,911,666	4.1
TELECOMMUNICATION SERVICES			24,595,718	0.9
TRANSPORTATION			32,446,040	1.2

32	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Small-Cap Blend Index Fund  ■  April 30, 2020

Shares	Company	Value	% of net assets

UTILITIES
97,162	Black Hills Corp	$6,018,214	0.2%
83,150	ONE Gas, Inc	6,627,886	0.3
141,813	Portland General Electric Co	6,635,430	0.3
85,972	Southwest Gas Holdings Inc	6,516,678	0.2
	Other	77,118,279	2.9
		102,916,487	3.9
	TOTAL COMMON STOCKS (Cost $2,629,914,351)	2,654,875,774	99.8

RIGHTS / WARRANTS

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		3,651	0.0
	TOTAL RIGHTS / WARRANTS (Cost $561)	3,651	0.0
Shares		Company	Value	% of net assets

SHORT-TERM INVESTMENTS

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
307,290,519	c	State Street Navigator Securities Lending Government Money Market Portfolio	$307,290,519	11.6%
			307,290,519	11.6
	TOTAL SHORT-TERM INVESTMENTS (Cost $307,290,519)		307,290,519	11.6
	TOTAL PORTFOLIO (Cost $2,937,205,431)		2,962,169,944	111.4
	OTHER ASSETS & LIABILITIES, NET		(304,195,353)	(11.4)
	NET ASSETS		$2,657,974,591	100.0%

Abbreviation(s):

ETF	Exchange Traded Fund

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $313,142,856. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2020 Semiannual Report	33

Summary portfolio of investments (unaudited)

Emerging Markets Equity Index Fund  ■  April 30, 2020

Shares		Company	Value	% of net assets

COMMON STOCKS

ARGENTINA			$3,565,403	0.1%
BRAZIL
1,065,982		B3 SA-Brasil Bolsa Balcao	7,531,405	0.3
2,301,265	*	Banco Bradesco S.A. (Preference)	8,104,089	0.3
2,525,953	*	Banco Itau Holding Financeira S.A.	10,576,868	0.4
2,249,768		Petroleo Brasileiro S.A. (Preference)	7,467,646	0.3
1,649,759		Vale S.A.	13,609,700	0.5
		Other	79,804,870	2.9
			127,094,578	4.7
CHILE			18,010,899	0.7
CHINA
901,365	*	Alibaba Group Holding Ltd (ADR)	182,679,645	6.7
143,189	*	Baidu, Inc (ADR)	14,452,066	0.5
42,242,953		Bank of China Ltd (Hong Kong)	16,082,008	0.6
50,207,641		China Construction Bank Corp (Hong Kong)	40,299,823	1.5
3,919,880		China Life Insurance Co Ltd	8,359,923	0.3
2,061,368		China Merchants Bank Co Ltd	9,755,029	0.4
3,200,665		China Mobile Hong Kong Ltd	25,730,328	0.9
9,605,674		CNOOC Ltd	10,620,240	0.4
34,224,777		Industrial & Commercial Bank of China Ltd (Hong Kong)	22,948,025	0.8
383,624	*	JD.com, Inc (ADR)	16,534,194	0.6
37,001		Netease.com (ADR)	12,763,865	0.5
73,984	*	New Oriental Education & Technology Group (ADR)	9,444,798	0.3
2,920,026		Ping An Insurance Group Co of China Ltd	29,714,939	1.1
199,832	*	TAL Education Group (ADR)	10,828,896	0.4
2,973,904		Tencent Holdings Ltd	156,336,445	5.7
186,110		Yum China Holdings, Inc	9,018,891	0.3
		Other	472,583,033	17.3
			1,048,152,148	38.3
COLOMBIA			6,373,277	0.2
CZECH REPUBLIC			2,835,388	0.1
EGYPT			3,438,537	0.1
GREECE			5,353,661	0.2
HONG KONG			11,494,016	0.4
HUNGARY			6,020,437	0.2
INDIA
1,279,121		Bharti Airtel Ltd	8,710,969	0.3
423,501		Hindustan Lever Ltd	12,262,695	0.4
852,655		Housing Development Finance Corp	21,567,736	0.8
2,481,922		ICICI Bank Ltd	12,451,395	0.5
1,773,782		Infosys Technologies Ltd	16,579,770	0.6
1,485,650		Reliance Industries Ltd	28,885,510	1.1
470,230		Tata Consultancy Services Ltd	12,448,085	0.4
		Other	109,436,650	4.0
			222,342,810	8.1
INDONESIA
5,126,575		PT Bank Central Asia Tbk	8,880,201	0.3
		Other	31,575,404	1.2
			40,455,605	1.5
Shares		Company	Value	% of net assets

KOREA, REPUBLIC OF
48,613	*	Celltrion, Inc	$8,402,083	0.3%
283,129		Hynix Semiconductor, Inc	19,484,244	0.7
72,334		Naver Corp	11,727,553	0.4
2,477,051		Samsung Electronics Co Ltd	101,850,210	3.7
427,452		Samsung Electronics Co Ltd (Preference)	14,817,879	0.6
		Other	162,358,981	5.9
			318,640,950	11.6
LUXEMBOURG			1,296,140	0.1
MALAYSIA			49,617,316	1.8
MEXICO
17,401,741		America Movil S.A. de C.V. (Series L)	10,541,696	0.4
		Other	38,214,231	1.4
			48,755,927	1.8
PAKISTAN			675,228	0.0
PERU			7,582,901	0.3
PHILIPPINES			22,822,925	0.8
POLAND			20,050,724	0.7
QATAR
2,344,282		Qatar National Bank	11,057,129	0.4
		Other	13,966,040	0.5
			25,023,169	0.9
ROMANIA			819,922	0.0
RUSSIA
2,851,696		Gazprom (ADR)	14,401,065	0.5
225,744		LUKOIL PJSC (ADR)	14,576,290	0.5
272,296		MMC Norilsk Nickel PJSC (ADR)	7,552,900	0.3
1,133,188		Sberbank of Russian Federation (ADR)	12,030,421	0.5
		Other	40,981,067	1.5
			89,541,743	3.3
SAUDI ARABIA
639,871		Al Rajhi Bank	9,726,580	0.4
399,186		Saudi Basic Industries Corp	7,921,791	0.3
		Other	52,286,784	1.9
			69,935,155	2.6
SINGAPORE			716,609	0.0
SOUTH AFRICA
230,806		Naspers Ltd (N Shares)	35,924,584	1.3
		Other	60,902,143	2.2
			96,826,727	3.5
SPAIN			264,622	0.0
TAIWAN
2,010,763		Chunghwa Telecom Co Ltd	7,390,362	0.3
6,499,002		Hon Hai Precision Industry Co, Ltd	16,702,217	0.6
786,170		MediaTek, Inc	10,855,771	0.4
12,785,848	*	Taiwan Semiconductor Manufacturing Co Ltd	128,981,023	4.7
		Other	180,036,187	6.6
			343,965,560	12.6
THAILAND			62,112,049	2.3

34	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Emerging Markets Equity Index Fund  ■  April 30, 2020

Shares	Company	Value	% of net assets

TURKEY		$11,616,591	0.4%
UNITED ARAB EMIRATES		14,930,419	0.6
UNITED KINGDOM		1,878,784	0.1
UNITED STATES
1,100,559	Vanguard Emerging Markets ETF	39,807,219	1.5
	Other	10,595,152	0.4
		50,402,371	1.9
	TOTAL COMMON STOCKS (Cost $2,661,245,902)	2,732,612,591	99.9

PREFERRED STOCKS

PHILIPPINES		610	0.0
	TOTAL PREFERRED STOCKS (Cost $725)	610	0.0

RIGHTS / WARRANTS

CHINA		2,167	0.0
KOREA, REPUBLIC OF		25,925	0.0
THAILAND		8,101	0.0

	TOTAL RIGHTS / WARRANTS (Cost $0)	36,193	0.0

Principal	Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
	Federal Farm Credit Bank (FFCB)
$7,925,000	0.000%, 05/01/20	7,925,000	0.3
		7,925,000	0.3
Shares		Company	Value	% of net assets

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
20,176,988	c	State Street Navigator Securities Lending Government Money Market Portfolio	$20,176,988	0.7%
			20,176,988	0.7
	TOTAL SHORT-TERM INVESTMENTS (Cost $28,101,988)		28,101,988	1.0
	TOTAL PORTFOLIO (Cost $2,689,348,615)		2,760,751,382	100.9
	OTHER ASSETS & LIABILITIES, NET		(23,589,330)	(0.9)
	NET ASSETS		$2,737,162,052	100.0%

Abbreviation(s):

ADR	American Depositary Receipt
ETF	Exchange Traded Fund

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/20, the aggregate value of securities on loan is 35,047,069. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

At 4/30/20, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, is $71,206,715 or 2.6% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector (unaudited)

Emerging Markets Equity Index Fund  ■  April 30, 2020

Sector	Value	% of net assets
FINANCIALS	$610,683,180	22.3%
INFORMATION TECHNOLOGY	455,879,864	16.7
CONSUMER DISCRETIONARY	411,886,026	15.1
COMMUNICATION SERVICES	354,953,378	13.0
MATERIALS	184,538,039	6.7
CONSUMER STAPLES	178,551,404	6.5
ENERGY	155,541,712	5.7
INDUSTRIALS	138,515,522	5.1
HEALTH CARE	98,694,835	3.6
REAL ESTATE	76,661,453	2.8
UTILITIES	66,743,981	2.4
SHORT-TERM INVESTMENTS	28,101,988	1.0
OTHER ASSETS & LIABILITIES, NET	(23,589,330)	(0.9)
NET ASSETS	$2,737,162,052	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2020 Semiannual Report	35

Summary portfolio of investments (unaudited)

International Equity Index Fund  ■  April 30, 2020

Shares		Company	Value	% of net assets

COMMON STOCKS

AUSTRALIA
2,900,448		BHP Billiton Ltd	$59,210,620	0.5%
1,738,938		Commonwealth Bank of Australia	70,246,979	0.6
447,524		CSL Ltd	89,203,728	0.7
1,108,872		Rio Tinto plc	51,472,300	0.4
		Other	562,042,814	4.6
			832,176,441	6.8
AUSTRIA			21,315,713	0.2
BELGIUM			104,655,050	0.9
CHILE			3,975,730	0.0
CHINA			10,786,537	0.1
DENMARK
1,741,553		Novo Nordisk AS	111,093,678	0.9
		Other	154,033,627	1.3
			265,127,305	2.2
FINLAND			140,902,866	1.1
FRANCE
464,595		Air Liquide	59,028,753	0.5
604,666		Danone	42,143,423	0.3
248,490		L’Oreal S.A.	72,246,257	0.6
273,666		LVMH Moet Hennessy Louis Vuitton S.A.	105,797,234	0.9
1,109,783		Sanofi-Aventis	108,396,645	0.9
544,267		Schneider Electric S.A.	50,296,987	0.4
2,363,364	*	Total S.A.	83,881,396	0.7
507,137		Vinci S.A.	41,545,642	0.3
		Other	665,854,735	5.5
			1,229,191,072	10.1
GERMANY
177,606		Adidas-Salomon AG.	40,659,765	0.3
411,744		Allianz AG.	75,773,765	0.6
906,933		BASF SE	46,413,626	0.4
967,776		Bayer AG.	63,650,004	0.5
3,274,833		Deutsche Telekom AG.	47,876,798	0.4
967,186		SAP AG.	115,198,773	0.9
753,469		Siemens AG.	69,532,454	0.6
		Other	544,896,984	4.5
			1,004,002,169	8.2
HONG KONG
11,888,738		AIA Group Ltd	109,112,061	0.9
		Other	284,140,493	2.3
			393,252,554	3.2
IRELAND			72,344,755	0.6
ISRAEL			70,128,038	0.6
ITALY
7,999,819		Enel S.p.A.	54,642,312	0.4
		Other	166,817,092	1.4
			221,459,404	1.8
Shares		Company	Value	% of net assets

JAPAN
1,736,332		KDDI Corp	$50,291,586	0.4%
180,222		Keyence Corp	64,341,423	0.5
12,127,992		Mitsubishi UFJ Financial Group, Inc	48,997,084	0.4
110,378		Nintendo Co Ltd	45,577,723	0.4
1,544,572		Softbank Group Corp	66,204,372	0.6
1,252,545		Sony Corp	80,606,374	0.7
1,474,573		Takeda Pharmaceutical Co Ltd	53,175,230	0.4
2,247,886		Toyota Motor Corp	138,979,739	1.1
		Other	2,515,881,147	20.6
			3,064,054,678	25.1
LUXEMBOURG			21,541,273	0.2
MACAU			25,887,521	0.2
NETHERLANDS
419,463		ASML Holding NV	122,518,965	1.0
4,121,158		Royal Dutch Shell plc (A Shares)	67,851,761	0.5
3,683,099		Royal Dutch Shell plc (B Shares)	58,961,393	0.5
		Other	301,391,971	2.5
			550,724,090	4.5
NEW ZEALAND			37,248,642	0.3
NORWAY			66,646,410	0.5
PORTUGAL			20,615,749	0.2
RUSSIA			1,639,707	0.0
SINGAPORE			143,805,292	1.2
SOUTH AFRICA			18,219,929	0.1
SPAIN
6,049,823		Iberdrola S.A.	60,182,279	0.5
		Other	233,074,446	1.9
			293,256,725	2.4
SWEDEN			306,034,529	2.5
SWITZERLAND
2,927,641		Nestle S.A.	310,066,514	2.5
2,114,896		Novartis AG.	180,481,953	1.5
691,577		Roche Holding AG.	239,491,280	2.0
3,812,089		UBS Group AG	40,817,922	0.3
147,618		Zurich Insurance Group AG	46,802,926	0.4
		Other	470,220,868	3.8
			1,287,881,463	10.5
UNITED ARAB EMIRATES			41,367	0.0
UNITED KINGDOM
1,293,279		AstraZeneca plc	135,266,636	1.1
19,968,447		BP plc	78,683,929	0.6
2,256,286		British American Tobacco plc	86,966,769	0.7
2,318,377		Diageo plc	79,821,363	0.7
4,923,697		GlaxoSmithKline plc	102,721,083	0.8
19,995,627		HSBC Holdings plc	102,776,660	0.8
698,882		Reckitt Benckiser Group plc	58,216,694	0.5
1,917,503		RELX plc	43,262,305	0.4
1,439,811	e	Unilever NV	71,701,546	0.6
1,093,791		Unilever plc	56,321,675	0.5
		Other	793,296,670	6.5
			1,609,035,330	13.2

36	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

International Equity Index Fund  ■  April 30, 2020

Shares		Company	Value	% of net assets

UNITED STATES			$37,439,276	0.3%
	TOTAL COMMON STOCKS (Cost $12,221,716,312)		11,853,389,615	97.0

Principal		Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT			141,245,007	1.2
REPURCHASE AGREEMENT			940,000	0.0
TREASURY DEBT			136,025,756	1.1

Shares		Company

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
161,813,798	c	State Street Navigator Securities Lending Government Money Market Portfolio	161,813,798	1.3
			161,813,798	1.3
	TOTAL SHORT-TERM INVESTMENTS (Cost $440,004,006)		440,024,561	3.6
	TOTAL PORTFOLIO (Cost $12,661,720,318)		12,293,414,176	100.6
	OTHER ASSETS & LIABILITIES, NET		(70,148,898)	(0.6)
	NET ASSETS		$12,223,265,278	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $271,396,594. See Note 5 in the Notes to financial statements for additional information about securities lending collateral.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 4/30/20, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended, is $130,079,104 or 1.1% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of April 30, 2020 were as follows:

Description	Number of long (short contracts	)	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation	)
MSCI EAFE Index	3,199		06/19/20	$254,312,112	$262,046,085	$7,733,973

Summary of market values by sector (unaudited)

International Equity Index Fund  ■  April 30, 2020

Sector	Value	% of net assets
FINANCIALS	$1,917,325,691	15.7%
HEALTH CARE	1,740,260,035	14.2
INDUSTRIALS	1,679,988,169	13.7
CONSUMER STAPLES	1,479,064,272	12.1
CONSUMER DISCRETIONARY	1,344,919,751	11.0
INFORMATION TECHNOLOGY	925,359,593	7.6
MATERIALS	809,643,149	6.6
COMMUNICATION SERVICES	645,766,055	5.3
UTILITIES	482,884,893	4.0
ENERGY	436,046,891	3.6
REAL ESTATE	392,131,116	3.2
SHORT-TERM INVESTMENTS	440,024,561	3.6
OTHER ASSETS & LIABILITIES, NET	(70,148,898)	(0.6)
NET ASSETS	$12,223,265,278	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2020 Semiannual Report	37

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds  ■  April 30, 2020

	Equity Index Fund	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	S&P 500 Index Fund	Small-Cap Blend Index Fund	Emerging Markets Equity Index Fund	International Equity Index Fund
ASSETS
Portfolio investments, at value*†	$23,230,928,788	$8,090,295,213	$6,506,142,569	$5,581,738,603	$2,962,169,944	$2,760,751,382	$12,293,414,176
Cash#	—	2,521	—	1,106,714	—	380	14,680,926
Cash – foreign^	—	—	—	—	—	994,007	6,138,211
Receivable from securities transactions	182,844,625	6,482,680	5,841,822	16,377,421	5,248,533	410,728	37,225,320
Receivable from Fund shares sold	2,805,380	10,930,511	7,880,466	2,994,089	2,214,130	10,613,427	26,040,979
Dividends and interest receivable	18,065,344	3,050,140	8,737,822	4,681,955	1,110,066	3,211,402	74,364,150
Due from affiliates	485,191	945	1,176	712	—	283,949	177,458
Receivable for variation margin on open futures contracts	1,890,034	—	—	702,158	—	—	7,740,627
Other	842,204	261,385	294,205	263,887	175,998	96,647	577,332
Total assets	23,437,861,566	8,111,023,395	6,528,898,060	5,607,865,539	2,970,918,671	2,776,361,922	12,460,359,179
LIABILITIES
Management fees payable	704,691	244,753	199,912	169,066	78,757	295,436	380,050
Service agreement fees payable	123,710	160,643	160,571	309,784	145,729	68,853	262,229
Distribution fees payable	189,607	—	—	—	—	4,872	22,459
Due to affiliates	170,284	70,253	65,750	57,748	37,954	50,363	107,259
Overdraft payable	2,423,414	—	2,399,873	—	1,021,153	—	—
Payable for collateral for securities loaned	392,530,899	37,458,453	64,582,905	15,669,683	307,290,519	20,176,988	161,813,798
Payable for securities transactions	—	12,947,278	5,849,417	526,989	3,552,842	16,360,408	68,794,559
Payable for Fund shares redeemed	183,762,957	8,695,875	5,151,536	16,958,238	560,438	1,586,963	4,613,808
Payable for trustee compensation	831,750	257,305	291,645	261,463	162,956	95,143	572,265
Accrued expenses and other payables	476,896	126,932	177,167	117,776	93,732	560,844	527,474
Total liabilities	581,214,208	59,961,492	78,878,776	34,070,747	312,944,080	39,199,870	237,093,901
NET ASSETS	$22,856,647,358	$8,051,061,903	$6,450,019,284	$5,573,794,792	$2,657,974,591	$2,737,162,052	$12,223,265,278
NET ASSETS CONSIST OF:
Paid-in-capital	$15,736,049,501	$4,691,222,769	$6,330,734,898	$3,453,230,700	$2,689,711,249	$2,912,681,133	$12,954,931,955
Total distributable earnings (loss)	7,120,597,857	3,359,839,134	119,284,386	2,120,564,092	(31,736,658)	(175,519,081)	(731,666,677)
NET ASSETS	$22,856,647,358	$8,051,061,903	$6,450,019,284	$5,573,794,792	$2,657,974,591	$2,737,162,052	$12,223,265,278
INSTITUTIONAL CLASS:
Net assets	$8,496,009,678	$7,245,757,149	$5,646,612,507	$4,067,154,791	$1,981,741,666	$763,768,482	$7,157,345,482
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	406,306,908	202,122,968	340,986,836	126,719,342	120,512,815	79,994,690	436,602,703
Net asset value per share	$20.91	$35.85	$16.56	$32.10	$16.44	$9.55	$16.39
ADVISOR CLASS:
Net assets	$13,506,040	$62,263,692	$11,961,021	$94,512,289	$7,333,773	$3,755,771	$100,431,951
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	645,964	1,739,046	723,873	2,949,104	446,445	392,767	6,133,729
Net asset value per share	$20.91	$35.80	$16.52	$32.05	$16.43	$9.56	$16.37
PREMIER CLASS:
Net assets	$55,203,005	$—	$—	$—	$—	$20,017,907	$190,132,071
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,646,190	—	—	—	—	2,101,444	11,624,698
Net asset value per share	$20.86	$—	$—	$—	$—	$9.53	$16.36
RETIREMENT CLASS:
Net assets	$573,826,404	$719,863,452	$766,432,110	$1,394,748,113	$668,899,152	$331,606,803	$1,041,934,685
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	27,033,190	19,935,356	45,446,270	43,756,022	40,502,941	34,881,805	62,117,946
Net asset value per share	$21.23	$36.11	$16.86	$31.88	$16.51	$9.51	$16.77
RETAIL CLASS:
Net assets	$952,131,027	$—	$—	$—	$—	$12,621,412	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	44,704,124	—	—	—	—	1,325,374	—
Net asset value per share	$21.30	$—	$—	$—	$—	$9.52	$—
CLASS W:
Net assets	$12,765,971,204	$23,177,610	$25,013,646	$17,379,599	$—	$1,605,391,677	$3,733,421,089
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	610,365,049	646,400	1,510,466	541,456	—	167,968,100	227,683,161
Net asset value per share	$20.92	$35.86	$16.56	$32.10	$—	$9.56	$16.40
* Includes securities loaned of	$392,495,174	$39,792,166	$62,048,495	$15,073,376	$313,142,856	$35,047,069	$271,396,594
† Portfolio investments, cost	$16,075,166,702	$4,743,943,997	$6,295,981,877	$3,409,073,498	$2,937,205,431	$2,689,348,615	$12,661,720,318
# Includes cash collateral for open futures or open swap contracts of	$—	$—	$—	$—	$—	$—	$14,680,926
^ Foreign cash, cost	$—	$—	$—	$—	$—	$986,818	$6,138,299

38	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2020 Semiannual Report	39

Statements of operations (unaudited)

TIAA-CREF Funds  ■  For the period ended April 30, 2020

	Equity Index Fund	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	S&P 500 Index Fund	Small-Cap Blend Index Fund	Emerging Markets Equity Index Fund	International Equity Index Fund
INVESTMENT INCOME
Dividends*	$200,768,071	$46,493,876	$85,009,081	$53,324,614	$12,123,053	$23,311,845	$159,139,147
Income from securities lending	1,887,142	101,269	240,997	74,667	2,176,478	474,790	782,677
Interest	817,743	24,836	39,674	247,391	55,607	28,264	1,377,117
Total income	203,472,956	46,619,981	85,289,752	53,646,672	14,355,138	23,814,899	161,298,941
EXPENSES
Management fees	4,591,065	1,566,472	1,339,526	1,125,842	595,383	1,929,401	2,569,593
Shareholder servicing – Institutional Class	39,774	13,126	9,540	2,491	4,799	1,568	12,612
Shareholder servicing – Advisor Class	22,059	35,539	19,693	61,317	42,320	7,434	62,152
Shareholder servicing – Premier Class	57	—	—	—	—	32	137
Shareholder servicing – Retirement Class	786,393	892,656	1,063,980	1,762,801	953,208	429,837	1,434,252
Shareholder servicing – Retail Class	153,072	—	—	—	—	7,629	—
Shareholder servicing – Class W	3,681	(1,455)	(1,453)	(1,457)	—	690	1,344
Distribution fees – Premier Class	46,571	—	—	—	—	19,354	172,779
Distribution fees – Retail Class	1,268,379	—	—	—	—	17,748	—
Administrative service fees	225,707	94,847	88,829	78,562	49,850	66,293	142,327
Custody and accounting fees	81,866	30,340	33,690	31,758	24,753	620,536	334,701
Trustee fees and expenses	144,961	48,943	43,576	35,790	20,053	17,193	82,727
Other expenses	456,517	290,712	343,092	159,938	144,325	407,008	445,798
Total expenses	7,820,102	2,971,180	2,940,473	3,257,042	1,834,691	3,524,723	5,258,422
Less: Expenses reimbursed by the investment adviser	(2,870,398)	(4,039)	(5,483)	(2,883)	(36,329)	(1,584,895)	(988,655)
Net expenses	4,949,704	2,967,141	2,934,990	3,254,159	1,798,362	1,939,828	4,269,767
Net investment income (loss)	198,523,252	43,652,840	82,354,762	50,392,513	12,556,776	21,875,071	157,029,174
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments**	(26,296,015)	19,112,625	(32,427,427)	(16,102,447)	(31,873,913)	(44,279,651)	(16,145,340)
Futures contracts	(10,957,678)	—	—	(3,493,131)	—	—	(45,679,927)
Foreign currency transactions	—	—	—	—	—	(1,637,412)	(881,827)
Net realized gain (loss) on total investments	(37,253,693)	19,112,625	(32,427,427)	(19,595,578)	(31,873,913)	(45,917,063)	(62,707,094)
Change in unrealized appreciation (depreciation) on:
Portfolio investments‡	(1,155,630,024)	396,750,174	(953,466,148)	(225,382,785)	(458,375,571)	(314,567,962)	(2,103,964,119)
Futures contracts	1,612,188	—	—	658,924	—	—	3,846,854
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	—	—	—	—	(212,107)	321,415
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	(1,154,017,836)	396,750,174	(953,466,148)	(224,723,861)	(458,375,571)	(314,780,069)	(2,099,795,850)
Net realized and unrealized gain (loss) on total investments	(1,191,271,529)	415,862,799	(985,893,575)	(244,319,439)	(490,249,484)	(360,697,132)	(2,162,502,944)
Net increase (decrease) in net assets from operations	$(992,748,277)	$459,515,639	$(903,538,813)	$(193,926,926)	$(477,692,708)	$(338,822,061)	$(2,005,473,770)
* Net of foreign withholding taxes of	$15,863	$—	$4,088	$—	$19,873	$2,791,866	$15,431,167
** Includes net realized gain (loss) from securities sold to affiliates of	$79,516	$(179,375)	$(1,411,142)	$(357,234)	$(392,238)	$(401,453)	$(2,903,609)
‡ Includes net change in unrealized foreign capital gains taxes of	$—	$—	$—	$—	$—	$(1,468,076)	$—

40	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2020 Semiannual Report	41

Statements of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended

		Equity Index Fund		Large-Cap Growth Index Fund		Large-Cap Value Index Fund		S&P 500 Index Fund		Small-Cap Blend Index Fund		Emerging Markets Equity Index Fund
		April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,	April 30,	October 31,
		2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$198,523,252	$411,828,843	$43,652,840	$84,287,338	$82,354,762	$188,531,147	$50,392,513	$105,436,708	$12,556,776	$43,238,428	$21,875,071	$77,406,068
Net realized gain (loss) on total investments		(37,253,693)	46,026,056	19,112,625	105,883,967	(32,427,427)	304,749,925	(19,595,578)	22,149,486	(31,873,913)	111,505,352	(45,917,063)	(110,774,051)
Net change in unrealized appreciation (depreciation) on total investments		(1,154,017,836)	2,154,452,563	396,750,174	865,565,779	(953,466,148)	201,196,485	(224,723,861)	547,970,133	(458,375,571)	(12,107,383)	(314,780,069)	322,853,466
Net increase (decrease) in net assets from operations		(992,748,277)	2,612,307,462	459,515,639	1,055,737,084	(903,538,813)	694,477,557	(193,926,926)	675,556,327	(477,692,708)	142,636,397	(338,822,061)	289,485,483
DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(188,672,283)	(180,381,188)	(171,117,084)	(192,446,619)	(416,083,828)	(229,594,367)	(91,617,002)	(93,136,598)	(121,261,570)	(152,970,573)	(23,694,217)	(30,219,932)
	Advisor Class	(954,062)	(789,676)	(1,221,913)	(1,419,956)	(2,208,512)	(451,177)	(1,944,516)	(1,195,293)	(419,691)	(1,046,983)	(332,300)	(36,554)
	Premier Class	(1,243,642)	(1,553,539)	—	—	—	—	—	—	—	—	(764,353)	(497,572)
	Retirement Class	(12,122,608)	(10,960,448)	(15,539,759)	(23,063,657)	(58,587,437)	(32,734,326)	(28,317,602)	(29,010,318)	(39,812,298)	(51,436,568)	(9,140,752)	(4,861,272)
	Retail Class	(18,246,452)	(17,989,684)	—	—	—	—	—	—	—	—	(368,303)	(255,388)
	Class W	(249,759,049)	(178,899,288)	(532,201)	—	(1,962,348)	—	(392,802)	—	—	—	(45,714,504)	(22,510,534)
Total distributions		(470,998,096)	(390,573,823)	(188,410,957)	(216,930,232)	(478,842,125)	(262,779,870)	(122,271,922)	(123,342,209)	(161,493,559)	(205,454,124)	(80,014,429)	(58,381,252)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	743,779,846	1,036,591,655	919,526,070	1,869,986,849	1,191,356,038	1,300,150,256	495,926,101	495,180,551	204,562,730	472,916,553	181,279,931	223,335,744
	Advisor Class	3,841,816	23,855,063	32,733,703	30,218,835	13,842,547	31,264,624	38,246,976	52,735,409	2,928,277	5,875,729	1,978,204	11,726,035
	Premier Class	6,613,076	11,901,680	—	—	—	—	—	—	—	—	5,759,703	11,617,472
	Retirement Class	24,056,728	89,944,946	74,644,317	70,167,828	74,430,681	78,593,006	215,217,515	183,305,632	55,445,871	120,096,911	56,965,828	92,288,079
	Retail Class	43,643,391	58,114,144	—	—	—	—	—	—	—	—	5,184,443	10,006,644
	Class W	2,240,546,095	3,072,554,450	2,843,084	20,999,878	3,514,730	28,310,288	2,383,305	17,239,862	—	—	438,963,211	479,766,255
Reinvestments of distributions:	Institutional Class	187,944,328	179,681,674	143,396,014	161,822,934	352,666,600	196,283,798	90,094,297	91,787,302	118,809,583	150,273,982	23,609,221	29,368,779
	Advisor Class	949,716	785,298	1,218,032	1,414,964	2,199,560	446,164	1,941,297	1,191,871	413,424	1,037,424	328,518	32,881
	Premier Class	1,236,277	1,553,298	—	—	—	—	—	—	—	—	764,353	497,572
	Retirement Class	12,111,151	10,960,429	15,517,975	23,057,082	58,535,117	32,734,326	28,317,602	29,010,317	39,812,298	51,436,568	9,140,752	4,861,271
	Retail Class	17,337,990	17,223,069	—	—	—	—	—	—	—	—	355,270	240,751
	Class W	249,759,049	178,899,288	532,200	—	1,962,348	—	392,802	—	—	—	45,714,504	22,510,534
Redemptions:	Institutional Class	(910,514,481)	(1,200,060,075)	(892,806,057)	(1,328,934,423)	(683,540,611)	(1,381,347,212)	(324,592,742)	(488,550,226)	(178,453,253)	(235,876,898)	(133,883,416)	(789,728,568)
	Advisor Class	(38,449,908)	(14,589,340)	(24,883,291)	(28,548,540)	(27,504,268)	(11,896,318)	(27,433,592)	(18,800,650)	(2,192,388)	(10,687,803)	(7,985,987)	(2,375,680)
	Premier Class	(11,875,621)	(44,085,529)	—	—	—	—	—	—	—	—	(9,560,384)	(12,452,575)
	Retirement Class	(86,561,651)	(72,924,275)	(82,828,452)	(188,430,667)	(62,279,779)	(151,691,844)	(140,286,416)	(178,542,345)	(51,507,453)	(53,437,564)	(7,770,441)	(27,903,786)
	Retail Class	(71,363,419)	(105,902,545)	—	—	—	—	—	—	—	—	(5,177,768)	(10,663,279)
	Class W	(498,139,598)	(685,550,927)	(2,391,983)	(206,260)	(2,934,825)	(420,407)	(1,938,848)	(133,792)	—	—	(52,169,127)	(90,044,026)
Net increase (decrease) from shareholder transactions		1,914,914,785	2,558,952,303	187,501,612	631,548,480	922,248,138	122,426,681	378,268,297	184,423,931	189,819,089	501,634,902	553,496,815	(46,915,897)
Net increase (decrease) in net assets		451,168,412	4,780,685,942	458,606,294	1,470,355,332	(460,132,800)	554,124,368	62,069,449	736,638,049	(449,367,178)	438,817,175	134,660,325	184,188,334
NET ASSETS
Beginning of period		22,405,478,946	17,624,793,004	7,592,455,609	6,122,100,277	6,910,152,084	6,356,027,716	5,511,725,343	4,775,087,294	3,107,341,769	2,668,524,594	2,602,501,727	2,418,313,393
End of period		$22,856,647,358	$22,405,478,946	$8,051,061,903	$7,592,455,609	$6,450,019,284	$6,910,152,084	$5,573,794,792	$5,511,725,343	$2,657,974,591	$3,107,341,769	$2,737,162,052	$2,602,501,727
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	34,795,717	50,637,562	26,384,276	59,104,380	70,272,431	67,641,216	15,037,863	15,621,668	11,833,308	23,822,106	16,735,188	21,030,045
	Advisor Class	192,222	1,171,049	1,045,927	960,315	758,580	1,681,049	1,178,294	1,704,422	167,039	292,940	193,173	1,165,417
	Premier Class	301,121	578,761	—	—	—	—	—	—	—	—	542,581	1,087,721
	Retirement Class	1,078,595	4,321,086	2,121,384	2,199,671	3,816,182	3,914,966	6,599,492	5,850,402	2,895,265	6,013,113	5,240,375	8,571,585
	Retail Class	1,996,964	2,790,732	—	—	—	—	—	—	—	—	491,361	939,503
	Class W	104,173,296	150,375,335	82,219	623,719	195,016	1,398,043	73,322	520,113	—	—	42,367,130	44,892,239
Shares reinvested:	Institutional Class	8,268,558	9,387,757	4,069,126	5,681,985	17,775,534	10,772,985	2,618,259	3,179,331	5,835,441	8,036,042	2,171,962	2,916,463
	Advisor Class	41,764	41,008	34,594	49,717	111,033	24,528	56,466	41,313	20,316	55,477	30,167	3,262
	Premier Class	54,486	81,282	—	—	—	—	—	—	—	—	70,447	49,510
	Retirement Class	524,292	563,808	436,757	803,103	2,893,481	1,764,654	827,758	1,010,460	1,944,910	2,735,987	844,021	484,191
	Retail Class	747,976	882,782	—	—	—	—	—	—	—	—	32,744	23,955
	Class W	10,988,079	9,346,880	15,102	—	98,909	—	11,416	—	—	—	4,205,567	2,237,628
Shares redeemed:	Institutional Class	(41,717,756)	(57,905,860)	(25,694,033)	(42,373,721)	(37,834,509)	(71,727,491)	(10,142,497)	(15,527,466)	(9,961,710)	(11,874,177)	(13,514,520)	(73,239,254)
	Advisor Class	(1,826,114)	(716,003)	(763,430)	(903,698)	(1,660,878)	(631,983)	(909,687)	(599,523)	(131,507)	(582,585)	(925,082)	(223,263)
	Premier Class	(551,549)	(2,126,089)	—	—	—	—	—	—	—	—	(941,062)	(1,167,151)
	Retirement Class	(3,880,939)	(3,439,387)	(2,376,276)	(6,100,131)	(3,299,938)	(7,824,548)	(4,332,035)	(5,774,792)	(2,879,978)	(2,665,457)	(773,043)	(2,637,941)
	Retail Class	(3,363,703)	(5,023,261)	—	—	—	—	—	—	—	—	(491,427)	(994,848)
	Class W	(23,056,089)	(32,691,539)	(68,589)	(6,051)	(160,800)	(20,702)	(59,383)	(4,012)	—	—	(5,043,198)	(8,359,386)
Net increase (decrease) from shareholder transactions		88,766,920	128,275,903	5,287,057	20,039,289	52,965,041	6,992,717	10,959,268	6,021,916	9,723,084	25,833,446	51,236,384	(3,220,324)

42	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2020 Semiannual Report	43

Statements of changes in net assets	concluded

TIAA-CREF Funds  ■  For the period or year ended

		International Equity Index Fund
		April 30,	October 31,
		2020	2019
		(unaudited )
OPERATIONS
Net investment income (loss)		$157,029,174	$385,306,819
Net realized gain (loss) on total investments		(62,707,094)	(204,120,600)
Net change in unrealized appreciation (depreciation) on total investments		(2,099,795,850)	1,100,491,353
Net increase (decrease) in net assets from operations		(2,005,473,770)	1,281,677,572
DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(245,800,056)	(244,465,355)
	Advisor Class	(3,679,322)	(926,861)
	Premier Class	(7,532,223)	(6,500,507)
	Retirement Class	(32,985,275)	(27,099,954)
	Retail Class	—	—
	Class W	(116,525,340)	(80,464,995)
Total distributions		(406,522,216)	(359,457,672)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	1,000,920,946	1,752,153,146
	Advisor Class	25,600,000	98,132,980
	Premier Class	32,174,979	112,652,548
	Retirement Class	130,524,019	203,905,393
	Retail Class	—	—
	Class W	792,376,807	973,226,643
Reinvestments of distributions:	Institutional Class	237,980,362	237,169,410
	Advisor Class	3,675,587	923,437
	Premier Class	7,532,223	6,500,507
	Retirement Class	32,985,275	27,099,954
	Retail Class	—	—
	Class W	116,525,340	80,464,995
Redemptions:	Institutional Class	(484,905,979)	(2,409,638,043)
	Advisor Class	(25,644,346)	(17,508,515)
	Premier Class	(49,526,634)	(115,214,861)
	Retirement Class	(80,043,436)	(101,909,971)
	Retail Class	—	—
	Class W	(94,563,052)	(171,217,675)
Net increase (decrease) from shareholder transactions		1,645,612,091	676,739,948
Net increase (decrease) in net assets		(766,383,895)	1,598,959,848
NET ASSETS
Beginning of period		12,989,649,173	11,390,689,325
End of period		$12,223,265,278	$12,989,649,173
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	55,998,504	94,735,677
	Advisor Class	1,438,008	5,360,250
	Premier Class	1,691,169	6,191,244
	Retirement Class	6,665,758	10,625,397
	Retail Class	—	—
	Class W	44,057,782	52,249,718
Shares reinvested:	Institutional Class	12,185,375	13,740,985
	Advisor Class	188,395	53,532
	Premier Class	386,268	377,278
	Retirement Class	1,649,264	1,533,670
	Retail Class	—	—
	Class W	5,966,478	4,661,935
Shares redeemed:	Institutional Class	(28,194,482)	(131,202,913)
	Advisor Class	(1,484,344)	(959,322)
	Premier Class	(2,671,506)	(6,128,956)
	Retirement Class	(4,408,975)	(5,477,552)
	Retail Class	—	—
	Class W	(4,973,296)	(9,202,351)
Net increase (decrease) from shareholder transactions		88,494,398	36,558,592

44	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

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TIAA-CREF Funds: Equity Index Funds ■ 2020 Semiannual Report	45

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized &	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss)	[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period
EQUITY INDEX FUND
Institutional Class:	04/30/20	#	$22.31	$0.19		$(1.12)	$(0.93)	$(0.42)	$(0.05)	$(0.47)	$20.91
	10/31/19		20.12	0.43		2.20	2.63	(0.37)	(0.07)	(0.44)	22.31
	10/31/18		19.31	0.38		0.86	1.24	(0.33)	(0.10)	(0.43)	20.12
	10/31/17		15.95	0.35		3.42	3.77	(0.33)	(0.08)	(0.41)	19.31
	10/31/16		15.82	0.33		0.30	0.63	(0.31)	(0.19)	(0.50)	15.95
	10/31/15		15.51	0.31		0.36	0.67	(0.28)	(0.08)	(0.36)	15.82
Advisor Class:	04/30/20	#	22.29	0.20		(1.14)	(0.94)	(0.39)	(0.05)	(0.44)	20.91
	10/31/19		20.12	0.40		2.19	2.59	(0.35)	(0.07)	(0.42)	22.29
	10/31/18		19.30	0.33		0.90	1.23	(0.31)	(0.10)	(0.41)	20.12
	10/31/17		15.96	0.31		3.44	3.75	(0.33)	(0.08)	(0.41)	19.30
	10/31/16	‡	15.96	0.25		0.25	0.50	(0.31)	(0.19)	(0.50)	15.96
Premier Class:	04/30/20	#	22.24	0.18		(1.13)	(0.95)	(0.38)	(0.05)	(0.43)	20.86
	10/31/19		20.05	0.40		2.19	2.59	(0.33)	(0.07)	(0.40)	22.24
	10/31/18		19.25	0.34		0.87	1.21	(0.31)	(0.10)	(0.41)	20.05
	10/31/17		15.91	0.32		3.41	3.73	(0.31)	(0.08)	(0.39)	19.25
	10/31/16		15.77	0.32		0.29	0.61	(0.28)	(0.19)	(0.47)	15.91
	10/31/15		15.46	0.29		0.36	0.65	(0.26)	(0.08)	(0.34)	15.77
Retirement Class:	04/30/20	#	22.62	0.17		(1.15)	(0.98)	(0.36)	(0.05)	(0.41)	21.23
	10/31/19		20.39	0.38		2.24	2.62	(0.32)	(0.07)	(0.39)	22.62
	10/31/18		19.56	0.32		0.90	1.22	(0.29)	(0.10)	(0.39)	20.39
	10/31/17		16.16	0.31		3.46	3.77	(0.29)	(0.08)	(0.37)	19.56
	10/31/16		16.02	0.29		0.31	0.60	(0.27)	(0.19)	(0.46)	16.16
	10/31/15		15.71	0.28		0.36	0.64	(0.25)	(0.08)	(0.33)	16.02
Retail Class:	04/30/20	#	22.69	0.16		(1.15)	(0.99)	(0.35)	(0.05)	(0.40)	21.30
	10/31/19		20.45	0.38		2.24	2.62	(0.31)	(0.07)	(0.38)	22.69
	10/31/18		19.62	0.32		0.89	1.21	(0.28)	(0.10)	(0.38)	20.45
	10/31/17		16.21	0.30		3.47	3.77	(0.28)	(0.08)	(0.36)	19.62
	10/31/16		16.06	0.29		0.32	0.61	(0.27)	(0.19)	(0.46)	16.21
	10/31/15		15.75	0.27		0.36	0.63	(0.24)	(0.08)	(0.32)	16.06
Class W:	04/30/20	#	22.32	0.19		(1.11)	(0.92)	(0.43)	(0.05)	(0.48)	20.92
	10/31/19		20.13	0.44		2.19	2.63	(0.37)	(0.07)	(0.44)	22.32
	10/31/18	†	21.72	0.01		(1.60)	(1.59)	—	—	—	20.13
LARGE-CAP GROWTH INDEX FUND
Institutional Class:	04/30/20	#	34.63	0.20		1.89	2.09	(0.40)	(0.47)	(0.87)	35.85
	10/31/19		30.73	0.41		4.59	5.00	(0.39)	(0.71)	(1.10)	34.63
	10/31/18		28.30	0.39		2.59	2.98	(0.35)	(0.20)	(0.55)	30.73
	10/31/17		22.13	0.36		6.11	6.47	(0.30)	—	(0.30)	28.30
	10/31/16		22.25	0.35		0.13	0.48	(0.32)	(0.28)	(0.60)	22.13
	10/31/15		21.03	0.33		1.52	1.85	(0.29)	(0.34)	(0.63)	22.25
Advisor Class:	04/30/20	#	34.57	0.17		1.89	2.06	(0.36)	(0.47)	(0.83)	35.80
	10/31/19		30.68	0.37		4.59	4.96	(0.36)	(0.71)	(1.07)	34.57
	10/31/18		28.27	0.35		2.58	2.93	(0.32)	(0.20)	(0.52)	30.68
	10/31/17		22.12	0.31		6.13	6.44	(0.29)	—	(0.29)	28.27
	10/31/16	‡	22.50	0.24		(0.02)	0.22	(0.32)	(0.28)	(0.60)	22.12
Retirement Class:	04/30/20	#	34.83	0.16		1.90	2.06	(0.31)	(0.47)	(0.78)	36.11
	10/31/19		30.89	0.33		4.63	4.96	(0.31)	(0.71)	(1.02)	34.83
	10/31/18		28.46	0.32		2.60	2.92	(0.29)	(0.20)	(0.49)	30.89
	10/31/17		22.26	0.30		6.15	6.45	(0.25)	—	(0.25)	28.46
	10/31/16		22.38	0.30		0.12	0.42	(0.26)	(0.28)	(0.54)	22.26
	10/31/15		21.15	0.28		1.53	1.81	(0.24)	(0.34)	(0.58)	22.38
Class W:	04/30/20	#	34.63	0.21		1.89	2.10	(0.40)	(0.47)	(0.87)	35.86
	10/31/19	†	33.68	0.02		0.93	0.95	—	—	—	34.63

46	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

					Ratios and supplemental data
	For the
	period				Net assets at	Ratios to average net assets						Portfolio
	or year				end of period	Gross		Net		Net investment		turnover
	ended		Total return		(in thousands)	expenses		expenses		income (loss)		rate
EQUITY INDEX FUND
Institutional Class:	04/30/20	#	(4.36)%[b]		$8,496,010	0.05%[c]		0.05%[c]		1.74%[c]		2%
	10/31/19		13.47		9,034,344	0.05		0.05		2.08		4
	10/31/18		6.52		8,106,985	0.05		0.05		1.87		5	[f]
	10/31/17		24.00		14,021,233	0.05		0.05		1.96		11
	10/31/16		4.24		10,010,647	0.05		0.05		2.11		9
	10/31/15		4.48		8,759,567	0.05		0.05		1.99		8
Advisor Class:	04/30/20	#	(4.39)[b]		13,506	0.18	[c]	0.18	[c]	1.78	[c]	2
	10/31/19		13.26		49,888	0.19		0.19		1.93		4
	10/31/18		6.44		35,041	0.19		0.19		1.61		5	[f]
	10/31/17		23.85		8,389	0.15		0.15		1.76		11
	10/31/16	‡	3.38	[b]	123	0.07	[c]	0.07	[c]	1.77	[c]	9
Premier Class:	04/30/20	#	(4.42)[b]		55,203	0.20	[c]	0.20	[c]	1.61	[c]	2
	10/31/19		13.28		63,211	0.20		0.20		1.92		4
	10/31/18		6.36		86,396	0.20		0.20		1.68		5	[f]
	10/31/17		23.78		111,915	0.20		0.20		1.81		11
	10/31/16		4.07		70,911	0.20		0.20		2.08		9
	10/31/15		4.36		94,864	0.20		0.20		1.83		8
Retirement Class:	04/30/20	#	(4.47)[b]		573,826	0.30	[c]	0.30	[c]	1.50	[c]	2
	10/31/19		13.18		662,900	0.30		0.30		1.83		4
	10/31/18		6.29		568,207	0.30		0.30		1.56		5	[f]
	10/31/17		23.66		544,772	0.30		0.30		1.72		11
	10/31/16		3.99		431,405	0.30		0.30		1.87		9
	10/31/15		4.17		394,683	0.30		0.30		1.73		8
Retail Class:	04/30/20	#	(4.49)[b]		952,131	0.33	[c]	0.33	[c]	1.46	[c]	2
	10/31/19		13.15		1,028,244	0.33		0.33		1.80		4
	10/31/18		6.24		954,571	0.33		0.33		1.53		5	[f]
	10/31/17		23.59		942,518	0.33		0.33		1.69		11
	10/31/16		3.99		763,597	0.34		0.34		1.84		9
	10/31/15		4.12		740,691	0.35		0.35		1.70		8
Class W:	04/30/20	#	(4.31)[b]		12,765,971	0.05	[c]	0.00	[c]	1.76	[c]	2
	10/31/19		13.48		11,566,892	0.05		0.00		2.13		4
	10/31/18	†	(7.32)[b]		7,873,593	0.04	[c]	0.00	[c]	0.55	[c]	5	[f]
LARGE-CAP GROWTH INDEX FUND
Institutional Class:	04/30/20	#	6.07	[b]	7,245,757	0.05	[c]	0.05	[c]	1.14	[c]	7
	10/31/19		17.03		6,833,846	0.05		0.05		1.28		28
	10/31/18		10.67		5,375,762	0.05		0.05		1.28		28
	10/31/17		29.56		4,767,108	0.06		0.06		1.45		18
	10/31/16		2.29		3,044,925	0.06		0.06		1.61		22
	10/31/15		9.09		2,472,946	0.06		0.06		1.55		24
Advisor Class:	04/30/20	#	5.99	[b]	62,264	0.18	[c]	0.18	[c]	1.00	[c]	7
	10/31/19		16.90		49,158	0.18		0.18		1.16		28
	10/31/18		10.49		40,368	0.19		0.19		1.13		28
	10/31/17		29.45		16,090	0.19		0.19		1.22		18
	10/31/16	‡	1.09	[b]	2,868	0.14	[c]	0.14	[c]	1.26	[c]	22
Retirement Class:	04/30/20	#	5.95	[b]	719,863	0.30	[c]	0.30	[c]	0.89	[c]	7
	10/31/19		16.75		688,063	0.30		0.30		1.05		28
	10/31/18		10.37		705,970	0.30		0.30		1.03		28
	10/31/17		29.23		665,674	0.31		0.31		1.20		18
	10/31/16		2.02		396,654	0.31		0.31		1.36		22
	10/31/15		8.83		365,090	0.31		0.31		1.31		24
Class W:	04/30/20	#	6.11	[b]	23,178	0.04	[c]	0.00	[c]	1.18	[c]	7
	10/31/19	†	2.82	[b]	21,390	0.15	[c]	0.00	[c]	0.79	[c]	28

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2020 Semiannual Report	47

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized &	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss)	[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period
LARGE-CAP VALUE INDEX FUND
Institutional Class:	04/30/20	#	$20.54	$0.23		$(2.78)	$(2.55)	$(0.57)	$(0.86)	$(1.43)	$16.56
	10/31/19		19.30	0.57		1.47	2.04	(0.49)	(0.31)	(0.80)	20.54
	10/31/18		19.58	0.49		0.09	0.58	(0.47)	(0.39)	(0.86)	19.30
	10/31/17		17.16	0.45		2.53	2.98	(0.38)	(0.18)	(0.56)	19.58
	10/31/16		17.26	0.44		0.54	0.98	(0.41)	(0.67)	(1.08)	17.16
	10/31/15		17.97	0.43		(0.35)	0.08	(0.33)	(0.46)	(0.79)	17.26
Advisor Class:	04/30/20	#	20.49	0.25		(2.82)	(2.57)	(0.54)	(0.86)	(1.40)	16.52
	10/31/19		19.26	0.55		1.46	2.01	(0.47)	(0.31)	(0.78)	20.49
	10/31/18		19.56	0.46		0.08	0.54	(0.45)	(0.39)	(0.84)	19.26
	10/31/17		17.15	0.41		2.56	2.97	(0.38)	(0.18)	(0.56)	19.56
	10/31/16	‡	17.33	0.31		0.59	0.90	(0.41)	(0.67)	(1.08)	17.15
Retirement Class:	04/30/20	#	20.87	0.22		(2.85)	(2.63)	(0.52)	(0.86)	(1.38)	16.86
	10/31/19		19.59	0.53		1.50	2.03	(0.44)	(0.31)	(0.75)	20.87
	10/31/18		19.87	0.45		0.09	0.54	(0.43)	(0.39)	(0.82)	19.59
	10/31/17		17.41	0.41		2.58	2.99	(0.35)	(0.18)	(0.53)	19.87
	10/31/16		17.50	0.41		0.54	0.95	(0.37)	(0.67)	(1.04)	17.41
	10/31/15		18.21	0.40		(0.36)	0.04	(0.29)	(0.46)	(0.75)	17.50
Class W:	04/30/20	#	20.54	0.24		(2.79)	(2.55)	(0.57)	(0.86)	(1.43)	16.56
	10/31/19	†	20.26	0.08		0.20	0.28	—	—	—	20.54
S&P 500 INDEX FUND
Institutional Class:	04/30/20	#	33.88	0.31		(1.33)	(1.02)	(0.66)	(0.10)	(0.76)	32.10
	10/31/19		30.48	0.68		3.53	4.21	(0.59)	(0.22)	(0.81)	33.88
	10/31/18		29.04	0.57		1.52	2.09	(0.54)	(0.11)	(0.65)	30.48
	10/31/17		24.06	0.53		5.04	5.57	(0.48)	(0.11)	(0.59)	29.04
	10/31/16		23.66	0.51		0.50	1.01	(0.46)	(0.15)	(0.61)	24.06
	10/31/15		22.92	0.47		0.68	1.15	(0.41)	—	(0.41)	23.66
Advisor Class:	04/30/20	#	33.82	0.29		(1.33)	(1.04)	(0.63)	(0.10)	(0.73)	32.05
	10/31/19		30.43	0.64		3.52	4.16	(0.55)	(0.22)	(0.77)	33.82
	10/31/18		29.01	0.52		1.52	2.04	(0.51)	(0.11)	(0.62)	30.43
	10/31/17		24.06	0.45		5.09	5.54	(0.48)	(0.11)	(0.59)	29.01
	10/31/16	‡	23.87	0.33		0.47	0.80	(0.46)	(0.15)	(0.61)	24.06
Retirement Class:	04/30/20	#	33.62	0.26		(1.31)	(1.05)	(0.59)	(0.10)	(0.69)	31.88
	10/31/19		30.24	0.60		3.51	4.11	(0.51)	(0.22)	(0.73)	33.62
	10/31/18		28.83	0.49		1.50	1.99	(0.47)	(0.11)	(0.58)	30.24
	10/31/17		23.90	0.46		5.01	5.47	(0.43)	(0.11)	(0.54)	28.83
	10/31/16		23.51	0.45		0.50	0.95	(0.41)	(0.15)	(0.56)	23.90
	10/31/15		22.77	0.41		0.69	1.10	(0.36)	—	(0.36)	23.51
Class W:	04/30/20	#	33.88	0.32		(1.33)	(1.01)	(0.67)	(0.10)	(0.77)	32.10
	10/31/19	†	33.16	0.10		0.62	0.72	—	—	—	33.88

48	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

continued

				Ratios and supplemental data
	For the
	period			Net assets at	Ratios to average net assets						Portfolio
	or year			end of period	Gross		Net		Net investment		turnover
	ended		Total return	(in thousands)	expenses		expenses		income (loss)		rate
LARGE-CAP VALUE INDEX FUND
Institutional Class:	04/30/20	#	(13.57)%[b]	$5,646,613	0.06%[c]		0.06%[c]		2.49%[c]		11%
	10/31/19		11.13	5,973,386	0.05		0.05		2.97		38
	10/31/18		2.97	5,482,154	0.05		0.05		2.49		27
	10/31/17		17.66	5,510,818	0.06		0.06		2.42		27
	10/31/16		6.37	4,134,073	0.06		0.06		2.66		23
	10/31/15		0.49	2,958,189	0.06		0.06		2.48		24
Advisor Class:	04/30/20	#	(13.64)[b]	11,961	0.19	[c]	0.19	[c]	2.58	[c]	11
	10/31/19		11.00	31,051	0.19		0.19		2.85		38
	10/31/18		2.77	8,505	0.19		0.19		2.34		27
	10/31/17		17.58	2,346	0.20		0.20		2.21		27
	10/31/16	‡	5.87 [b]	141	0.08	[c]	0.08	[c]	2.08	[c]	23
Retirement Class:	04/30/20	#	(13.70)[b]	766,432	0.31	[c]	0.31	[c]	2.27	[c]	11
	10/31/19		10.85	877,423	0.30		0.30		2.71		38
	10/31/18		2.68	865,369	0.30		0.30		2.25		27
	10/31/17		17.41	959,169	0.30		0.30		2.17		27
	10/31/16		6.06	686,313	0.31		0.31		2.43		23
	10/31/15		0.26	448,665	0.31		0.31		2.24		24
Class W:	04/30/20	#	(13.55)[b]	25,014	0.04	[c]	0.00	[c]	2.55	[c]	11
	10/31/19	†	1.38 [b]	28,293	0.12	[c]	0.00	[c]	4.13	[c]	38
S&P 500 INDEX FUND
Institutional Class:	04/30/20	#	(3.15)[b]	4,067,155	0.05	[c]	0.05	[c]	1.86	[c]	2
	10/31/19		14.27	4,038,596	0.05		0.05		2.17		5
	10/31/18		7.26	3,533,305	0.05		0.05		1.87		8
	10/31/17		23.56	3,500,746	0.06		0.06		1.99		9
	10/31/16		4.47	2,527,279	0.05		0.05		2.18		8
	10/31/15		5.11	2,186,465	0.06		0.06		2.04		8
Advisor Class:	04/30/20	#	(3.23)[b]	94,512	0.18	[c]	0.18	[c]	1.73	[c]	2
	10/31/19		14.12	88,735	0.19		0.19		2.05		5
	10/31/18		7.12	44,964	0.20		0.20		1.70		8
	10/31/17		23.40	29,207	0.19		0.19		1.68		9
	10/31/16	‡	3.54 [b]	482	0.09	[c]	0.09	[c]	1.59	[c]	8
Retirement Class:	04/30/20	#	(3.27)[b]	1,394,748	0.30	[c]	0.30	[c]	1.60	[c]	2
	10/31/19		14.01	1,366,911	0.30		0.30		1.92		5
	10/31/18		6.97	1,196,818	0.30		0.30		1.62		8
	10/31/17		23.24	1,135,456	0.31		0.31		1.74		9
	10/31/16		4.19	787,632	0.30		0.30		1.95		8
	10/31/15		4.91	716,541	0.31		0.31		1.79		8
Class W:	04/30/20	#	(3.14)[b]	17,380	0.03	[c]	0.00	[c]	1.90	[c]	2
	10/31/19	†	2.17 [b]	17,484	0.16	[c]	0.00	[c]	3.34	[c]	5

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2020 Semiannual Report	49

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized &	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss)	[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period
SMALL-CAP BLEND INDEX FUND
Institutional Class:	04/30/20	#	$20.46	$0.08		$(3.02)	$(2.94)	$(0.29)	$(0.79)	$(1.08)	$16.44
	10/31/19		21.18	0.31		0.59	0.90	(0.28)	(1.34)	(1.62)	20.46
	10/31/18		22.02	0.31		0.12	0.43	(0.31)	(0.96)	(1.27)	21.18
	10/31/17		17.88	0.29		4.64	4.93	(0.31)	(0.48)	(0.79)	22.02
	10/31/16		18.25	0.31		0.42	0.73	(0.30)	(0.80)	(1.10)	17.88
	10/31/15		19.22	0.30		(0.22)	0.08	(0.31)	(0.74)	(1.05)	18.25
Advisor Class:	04/30/20	#	20.43	0.07		(3.02)	(2.95)	(0.26)	(0.79)	(1.05)	16.43
	10/31/19		21.15	0.30		0.57	0.87	(0.25)	(1.34)	(1.59)	20.43
	10/31/18		22.00	0.26		0.14	0.40	(0.29)	(0.96)	(1.25)	21.15
	10/31/17		17.88	0.24		4.67	4.91	(0.31)	(0.48)	(0.79)	22.00
	10/31/16	‡	18.63	0.27		0.08	0.35	(0.30)	(0.80)	(1.10)	17.88
Retirement Class:	04/30/20	#	20.52	0.06		(3.03)	(2.97)	(0.24)	(0.79)	(1.03)	16.51
	10/31/19		21.23	0.26		0.60	0.86	(0.23)	(1.34)	(1.57)	20.52
	10/31/18		22.07	0.25		0.14	0.39	(0.27)	(0.96)	(1.23)	21.23
	10/31/17		17.93	0.24		4.65	4.89	(0.27)	(0.48)	(0.75)	22.07
	10/31/16		18.29	0.27		0.42	0.69	(0.25)	(0.80)	(1.05)	17.93
	10/31/15		19.25	0.25		(0.21)	0.04	(0.26)	(0.74)	(1.00)	18.29
EMERGING MARKETS EQUITY INDEX FUND
Institutional Class:	04/30/20	#	11.05	0.08		(1.26)	(1.18)	(0.32)	—	(0.32)	9.55
	10/31/19		10.14	0.30		0.85	1.15	(0.24)	—	(0.24)	11.05
	10/31/18		11.86	0.28		(1.76)	(1.48)	(0.24)	—	(0.24)	10.14
	10/31/17		9.52	0.22		2.29	2.51	(0.17)	—	(0.17)	11.86
	10/31/16		8.93	0.20		0.59	0.79	(0.20)	—	(0.20)	9.52
	10/31/15		10.68	0.23		(1.77)	(1.54)	(0.21)	—	(0.21)	8.93
Advisor Class:	04/30/20	#	11.06	0.07		(1.27)	(1.20)	(0.30)	—	(0.30)	9.56
	10/31/19		10.13	0.35		0.80	1.15	(0.22)	—	(0.22)	11.06
	10/31/18		11.85	0.37		(1.87)	(1.50)	(0.22)	—	(0.22)	10.13
	10/31/17		9.52	0.25		2.24	2.49	(0.16)	—	(0.16)	11.85
	10/31/16	‡	8.64	0.18		0.90	1.08	(0.20)	—	(0.20)	9.52
Premier Class:	04/30/20	#	11.02	0.07		(1.26)	(1.19)	(0.30)	—	(0.30)	9.53
	10/31/19		10.10	0.32		0.82	1.14	(0.22)	—	(0.22)	11.02
	10/31/18		11.82	0.23		(1.73)	(1.50)	(0.22)	—	(0.22)	10.10
	10/31/17		9.50	0.22		2.26	2.48	(0.16)	—	(0.16)	11.82
	10/31/16		8.91	0.19		0.59	0.78	(0.19)	—	(0.19)	9.50
	10/31/15		10.65	0.23		(1.77)	(1.54)	(0.20)	—	(0.20)	8.91
Retirement Class:	04/30/20	#	11.00	0.07		(1.26)	(1.19)	(0.30)	—	(0.30)	9.51
	10/31/19		10.08	0.32		0.81	1.13	(0.21)	—	(0.21)	11.00
	10/31/18		11.80	0.24		(1.75)	(1.51)	(0.21)	—	(0.21)	10.08
	10/31/17		9.48	0.20		2.27	2.47	(0.15)	—	(0.15)	11.80
	10/31/16		8.90	0.18		0.58	0.76	(0.18)	—	(0.18)	9.48
	10/31/15		10.64	0.21		(1.76)	(1.55)	(0.19)	—	(0.19)	8.90
Retail Class:	04/30/20	#	11.00	0.06		(1.26)	(1.20)	(0.28)	—	(0.28)	9.52
	10/31/19		10.09	0.29		0.82	1.11	(0.20)	—	(0.20)	11.00
	10/31/18		11.81	0.23		(1.75)	(1.52)	(0.20)	—	(0.20)	10.09
	10/31/17		9.48	0.18		2.29	2.47	(0.14)	—	(0.14)	11.81
	10/31/16		8.89	0.16		0.59	0.75	(0.16)	—	(0.16)	9.48
	10/31/15		10.63	0.19		(1.76)	(1.57)	(0.17)	—	(0.17)	8.89
Class W:	04/30/20	#	11.07	0.09		(1.26)	(1.17)	(0.34)	—	(0.34)	9.56
	10/31/19		10.14	0.37		0.81	1.18	(0.25)	—	(0.25)	11.07
	10/31/18	†	11.06	0.02		(0.94)	(0.92)	—	—	—	10.14

50	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

continued

				Ratios and supplemental data
	For the
	period			Net assets at	Ratios to average net assets						Portfolio
	or year			end of period	Gross		Net		Net investment		turnover
	ended		Total return	(in thousands)	expenses		expenses		income (loss)		rate
SMALL-CAP BLEND INDEX FUND
Institutional Class:	04/30/20	#	(15.41)%[b]	$1,981,742	0.06%[c]		0.06%[c]		0.90%[c]		11%
	10/31/19		4.98	2,308,296	0.06		0.06		1.58		32
	10/31/18		1.99	1,966,064	0.06		0.06		1.38		20
	10/31/17		28.01	1,816,567	0.06		0.06		1.43		22
	10/31/16		4.48	1,364,443	0.06		0.06		1.80		22
	10/31/15		0.54	1,296,895	0.06		0.06		1.56		22
Advisor Class:	04/30/20	#	(15.45)[b]	7,334	1.12	[c]	0.21	[c]	0.73	[c]	11
	10/31/19		4.83	7,980	0.84		0.21		1.52		32
	10/31/18		1.84	13,215	0.42		0.21		1.13		20
	10/31/17		27.88	4,848	1.17		0.21		1.18		22
	10/31/16‡		2.33 [b]	107	0.08	[c]	0.08	[c]	1.74	[c]	22
Retirement Class:	04/30/20	#	(15.46)[b]	668,899	0.31	[c]	0.31	[c]	0.67	[c]	11
	10/31/19		4.72	791,066	0.31		0.31		1.33		32
	10/31/18		1.75	689,246	0.31		0.31		1.12		20
	10/31/17		27.66	592,706	0.31		0.31		1.18		22
	10/31/16		4.22	412,202	0.31		0.31		1.56		22
	10/31/15		0.31	427,901	0.31		0.31		1.33		22
EMERGING MARKETS EQUITY INDEX FUND
Institutional Class:	04/30/20	#	(11.04)[b]	763,768	0.22	[c]	0.22	[c]	1.49	[c]	23
	10/31/19		11.60	824,509	0.20		0.20		2.80		53
	10/31/18		(12.75)	1,256,129	0.20		0.20		2.34		27
	10/31/17		26.87	2,062,554	0.21		0.21		2.17		29
	10/31/16		9.25	1,476,857	0.22		0.22		2.32		30
	10/31/15		(14.54)	1,051,171	0.22		0.22		2.36		42
Advisor Class:	04/30/20	#	(11.15)[b]	3,756	0.36	[c]	0.36	[c]	1.25	[c]	23
	10/31/19		11.52	12,105	0.34		0.34		3.34		53
	10/31/18		(12.86)	1,511	0.34		0.34		3.19		27
	10/31/17		26.73	1,019	0.37		0.36		2.34		29
	10/31/16	‡	12.90 [b]	193	0.24	[c]	0.24	[c]	2.35	[c]	30
Premier Class:	04/30/20	#	(11.10)[b]	20,018	0.37	[c]	0.37	[c]	1.30	[c]	23
	10/31/19		11.52	26,772	0.35		0.35		3.00		53
	10/31/18		(12.89)	24,852	0.35		0.35		1.99		27
	10/31/17		26.55	36,599	0.36		0.36		2.10		29
	10/31/16		9.12	17,476	0.37		0.37		2.18		30
	10/31/15		(14.60)	9,624	0.38		0.38		2.40		42
Retirement Class:	04/30/20	#	(11.18)[b]	331,607	0.47	[c]	0.47	[c]	1.25	[c]	23
	10/31/19		11.43	325,179	0.45		0.45		2.97		53
	10/31/18		(12.99)	233,463	0.45		0.45		2.03		27
	10/31/17		26.51	272,466	0.46		0.46		1.98		29
	10/31/16		8.92	140,457	0.47		0.47		2.08		30
	10/31/15		(14.69)	84,960	0.47		0.47		2.21		42
Retail Class:	04/30/20	#	(11.23)[b]	12,621	0.58	[c]	0.58	[c]	1.11	[c]	23
	10/31/19		11.16	14,225	0.57		0.57		2.74		53
	10/31/18		(13.07)	13,357	0.57		0.57		1.92		27
	10/31/17		26.44	14,704	0.58		0.58		1.79		29
	10/31/16		8.81	9,124	0.61		0.61		1.91		30
	10/31/15		(14.85)	7,847	0.60		0.60		1.98		42
Class W:	04/30/20	#	(10.96)[b]	1,605,392	0.22	[c]	0.01	[c]	1.72	[c]	23
	10/31/19		11.86	1,399,712	0.20		0.00		3.50		53
	10/31/18	†	(8.32)[b]	889,002	0.22	[c]	0.00	[c]	2.27	[c]	27

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2020 Semiannual Report	51

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized &	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss)	[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period
INTERNATIONAL EQUITY INDEX FUND
Institutional Class:	04/30/20	#	$19.77	$0.22		$(2.98)	$(2.76)	$(0.62)	$ —	$(0.62)	$16.39
	10/31/19		18.37	0.61		1.37	1.98	(0.58)	—	(0.58)	19.77
	10/31/18		20.32	0.61		(2.00)	(1.39)	(0.56)	—	(0.56)	18.37
	10/31/17		16.89	0.55		3.37	3.92	(0.49)	—	(0.49)	20.32
	10/31/16		17.86	0.54		(1.00)	(0.46)	(0.51)	—	(0.51)	16.89
	10/31/15		18.82	0.57		(0.81)	(0.24)	(0.69)	(0.03)	(0.72)	17.86
Advisor Class:	04/30/20	#	19.75	0.21		(2.99)	(2.78)	(0.60)	—	(0.60)	16.37
	10/31/19		18.34	0.58		1.38	1.96	(0.55)	—	(0.55)	19.75
	10/31/18		20.29	0.60		(2.01)	(1.41)	(0.54)	—	(0.54)	18.34
	10/31/17		16.88	0.49		3.40	3.89	(0.48)	—	(0.48)	20.29
	10/31/16	‡	17.70	0.37		(0.68)	(0.31)	(0.51)	—	(0.51)	16.88
Premier Class:	04/30/20	#	19.71	0.20		(2.96)	(2.76)	(0.59)	—	(0.59)	16.36
	10/31/19		18.31	0.59		1.36	1.95	(0.55)	—	(0.55)	19.71
	10/31/18		20.26	0.56		(1.98)	(1.42)	(0.53)	—	(0.53)	18.31
	10/31/17		16.84	0.52		3.36	3.88	(0.46)	—	(0.46)	20.26
	10/31/16		17.81	0.51		(0.99)	(0.48)	(0.49)	—	(0.49)	16.84
	10/31/15		18.77	0.54		(0.81)	(0.27)	(0.66)	(0.03)	(0.69)	17.81
Retirement Class:	04/30/20	#	20.20	0.20		(3.06)	(2.86)	(0.57)	—	(0.57)	16.77
	10/31/19		18.74	0.59		1.40	1.99	(0.53)	—	(0.53)	20.20
	10/31/18		20.73	0.57		(2.04)	(1.47)	(0.52)	—	(0.52)	18.74
	10/31/17		17.22	0.52		3.44	3.96	(0.45)	—	(0.45)	20.73
	10/31/16		18.20	0.50		(1.01)	(0.51)	(0.47)	—	(0.47)	17.22
	10/31/15		19.15	0.53		(0.81)	(0.28)	(0.64)	(0.03)	(0.67)	18.20
Class W:	04/30/20	#	19.78	0.23		(2.99)	(2.76)	(0.62)	—	(0.62)	16.40
	10/31/19		18.37	0.63		1.36	1.99	(0.58)	—	(0.58)	19.78
	10/31/18	†	19.95	0.02		(1.60)	(1.58)	—	—	—	18.37
#	Unaudited.
‡	Advisor Class commenced operations on December 4, 2015.
†	Class W commenced operations on September 28, 2018 for the Equity Index Fund, the Emerging Markets Equity Index Fund and the International Equity Index Fund; and commenced operations on September 30, 2019 for the Large-Cap Growth Index Fund, the Large-Cap Value Index Fund and the S&P 500 Index Fund.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[f]	Does not include in-kind transactions.

52	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

concluded

				Ratios and supplemental data
	For the
	period			Net assets at	Ratios to average net assets						Portfolio
	or year			end of period	Gross		Net		Net investment		turnover
	ended		Total return	(in thousands)	expenses		expenses		income (loss)		rate
INTERNATIONAL EQUITY INDEX FUND
Institutional Class:	04/30/20	#	(14.49)%[b]	$7,157,345	0.06%[c]		0.06%[c]		2.44%[c]		1%
	10/31/19		11.23	7,842,042	0.06		0.06		3.28		10
	10/31/18		(7.04)	7,702,594	0.06		0.06		3.06		4	[f]
	10/31/17		23.84	10,221,016	0.06		0.06		3.01		11
	10/31/16		(2.48)	6,655,871	0.06		0.06		3.25		11
	10/31/15		(1.18)	5,549,083	0.06		0.06		3.10		5
Advisor Class:	04/30/20	#	(14.57)	100,432	0.16	[c]	0.16	[c]	2.29	[c]	1
	10/31/19		11.15	118,307	0.19		0.19		3.15		10
	10/31/18		(7.16)	28,194	0.20		0.20		3.00		4	[f]
	10/31/17		23.68	25,184	0.21		0.21		2.63		11
	10/31/16	‡	(1.67)[b]	4,108	0.14	[c]	0.14	[c]	2.49	[c]	11
Premier Class:	04/30/20	#	(14.50)[b]	190,132	0.21	[c]	0.21	[c]	2.20	[c]	1
	10/31/19		11.06	240,884	0.21		0.21		3.18		10
	10/31/18		(7.18)	215,656	0.21		0.21		2.80		4	[f]
	10/31/17		23.67	319,116	0.21		0.21		2.83		11
	10/31/16		(2.64)	242,345	0.21		0.21		3.09		11
	10/31/15		(1.33)	242,384	0.21		0.21		2.95		5
Retirement Class:	04/30/20	#	(14.62)[b]	1,041,935	0.31	[c]	0.31	[c]	2.18	[c]	1
	10/31/19		11.01	1,175,682	0.31		0.31		3.09		10
	10/31/18		(7.29)	965,816	0.31		0.31		2.78		4	[f]
	10/31/17		23.55	1,008,677	0.31		0.31		2.75		11
	10/31/16		(2.77)	667,204	0.31		0.31		2.97		11
	10/31/15		(1.38)	673,860	0.31		0.31		2.84		5
Class W:	04/30/20	#	(14.44)[b]	3,733,421	0.06	[c]	0.00	[c]	2.55	[c]	1
	10/31/19		11.30	3,612,733	0.06		0.00		3.42		10
	10/31/18	†	(7.92)[b]	2,478,430	0.06	[c]	0.00	[c]	1.15	[c]	4	[f]

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2020 Semiannual Report	53

Notes to financial statements

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Emerging Markets Equity Index Fund, and the International Equity Index Fund (collectively the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer Institutional Class, Advisor Class, Premier Class, Retirement Class, Retail Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the “calendar” quarter ended April 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. There have been no comparable recent events that provide guidance as to the effect the spread of COVID-19 as a global pandemic may have on the Funds’ financial performance. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. In many cases, these estimates are based on data from the prior calendar year end.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

54	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

As of April 30, 2020, 100% of the value of investments in the Large-Cap Value Index Fund was valued based on Level 1 inputs.

TIAA-CREF Funds: Equity Index Funds ■ 2020 Semiannual Report	55

Notes to financial statements

The following table summarizes the market value of the Funds’ investments as of April 30, 2020, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Equity Index
Equity investments:
Financials	$2,518,073,134	$—	$4,176	$2,518,077,310
Health care	3,570,492,091	—	65,708	3,570,557,799
Industrials	607,096,540	—	—	607,096,540
All other equity investments*	16,108,938,900	—	—	16,108,938,900
Short-term investments	392,530,899	33,727,340	—	426,258,239
Futures contracts**	1,889,374	—	—	1,889,374
Total	$23,199,020,938	$33,727,340	$69,884	$23,232,818,162
Large-Cap Growth Index
Equity investments*	$8,041,291,760	$—	$—	$8,041,291,760
Short-term investments	37,458,453	11,545,000	—	49,003,453
Total	$8,078,750,213	$11,545,000	$—	$8,090,295,213
S&P 500 Index
Equity investments*	$5,547,770,602	$—	$—	$5,547,770,602
Short-term investments	15,669,682	18,298,319	—	33,968,001
Futures contracts**	701,844	—	—	701,844
Total	$5,564,142,128	$18,298,319	$—	$5,582,440,447
Small-Cap Blend Index
Equity investments:
Financials	$458,229,054	$—	$8,640	$458,237,694
Health care	565,339,030	—	106,395	565,445,425
Materials	89,737,543	—	—	89,737,543
All other equity investments*	1,541,458,763	—	—	1,541,458,763
Short-term investments	307,290,519	—	—	307,290,519
Total	$2,962,054,909	$—	$115,035	$2,962,169,944
Emerging Markets Equity Index
Equity investments:
Africa/Middle East	$—	$166,761,882	$—	$166,761,882
Asia	299,078,700	1,696,014,722	156,288	1,995,249,710
Europe	43,775,341	45,766,402	—	89,541,743
Latin America	—	127,094,578	—	127,094,578
North America	49,881,473	520,898	—	50,402,371
All other equity investments*	11,148,305	292,447,967	2,838	303,599,110
Short-term investments	20,176,988	7,925,000	—	28,101,988
Total	$424,060,807	$2,336,531,449	$159,126	$2,760,751,382
International Equity Index
Equity investments:
Asia	$3,571,286	$3,453,735,947	$—	$3,457,307,233
Australasia	—	831,109,629	1,066,812	832,176,441
Europe	36,352,694	6,508,899,989	—	6,545,252,683
All other equity investments*	43,403,982	975,249,276	—	1,018,653,258
Short-term investments	161,813,798	278,210,763	—	440,024,561
Futures contracts**	7,733,973	—	—	7,733,973
Total	$252,875,733	$12,047,205,604	$1,066,812	$12,301,148,149
*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.

56	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

continued

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At April 30, 2020, the following Funds have invested in derivative contracts which are reflected in the Statements of assets and liabilities as follows:

	Asset derivatives
		Fair value
Derivative contracts	Location	amount
Equity Index Fund
Equity contracts	Futures contracts*	$1,889,374
S&P 500 Index Fund
Equity contracts	Futures contracts*	701,844
International Equity Index Fund
Equity contracts	Futures contracts*	7,733,973

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of assets and liabilities is only the receivable or payable for variation margin on open futures contracts.

For the period ended April 30, 2020, the effect of derivative contracts on the Funds’ Statements of operations was as follows:

			Change in
			unrealized
		Realized	appreciation
Derivative contracts	Location	gain (loss)	(depreciation)
Equity Index Fund
Equity contracts	Futures contracts	$(10,957,678)	$ 1,612,188
S&P 500 Index Fund
Equity contracts	Futures contracts	(3,493,131)	658,924
International Equity Index Fund
Equity contracts	Futures contracts	(45,679,927)	3,846,854

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the period ended April 30, 2020, the Equity Index Fund, the S&P 500 Index Fund and the International Equity Index Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 3% of net assets. The futures contracts outstanding as of April 30, 2020 are disclosed in the Summary portfolio of investments and the full Schedules of investments.

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages.

As of April 30, 2020, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

TIAA-CREF Funds: Equity Index Funds ■ 2020 Semiannual Report	57

Notes to financial statements

	Investment management fee— effective rate	Service agreement fee	Distribution fee		Maximum expense amounts‡
Fund		Retirement Class	Premier Class	Retail Class	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class	Class W	§
Equity Index	0.04%	0.25%	0.15%	0.25%	0.09%	0.24%	0.24%	0.34%	0.48%	0.09%
Large-Cap Growth Index	0.04	0.25	—	—	0.09	0.24	—	0.34	—	0.09
Large-Cap Value Index	0.04	0.25	—	—	0.09	0.24	—	0.34	—	0.09
S&P 500 Index	0.04	0.25	—	—	0.09	0.24	—	0.34	—	0.09
Small-Cap Blend Index	0.04	0.25	—	—	0.09	0.24	—	0.34	—	—
Emerging Markets Equity Index	0.14	0.25	0.15	0.25	0.25	0.40	0.40	0.50	0.64	0.25
International Equity Index	0.04	0.25	0.15	—	0.15	0.30	0.30	0.40	—	0.15

‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2021. The reimbursement arrangements can only be changed with the approval of the Board.
§	Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect permanently, unless changed with approval of the Board.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended April 30, 2020, the Funds engaged in the following security transactions with affiliated entities:

			Realized
Fund	Purchases	Sales	gain (loss )
Equity Index	$650,674,211	$292,871	$79,516
Large-Cap Growth Index	80,373,689	28,052,678	(179,375)
Large-Cap Value Index	151,209,090	28,490,682	(1,411,142)
S&P 500 Index	207,947,065	740,666	(357,234)
Small-Cap Blend Index	6,080,188	1,406,724	(392,238)
Emerging Markets Equity Index	60,829,980	4,726,693	(401,453)
International Equity Index	195,615,635	11,755,806	(2,903,609)

A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.

The following is the percentage of the Funds’ shares owned by TIAA Access and other funds within the Trust as of April 30, 2020:

	TIAA-CREF Lifecycle
Fund	Index Funds	TIAA Access	Total
Equity Index	56%	1%	57%
Large-Cap Growth Index	—	4	4
Large-Cap Value Index	—	6	6
S&P 500 Index	—	11	11
Small-Cap Blend Index	—	17	17
Emerging Markets Equity Index	58	1	59
International Equity Index	30	6	36

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Funds. As of April 30, 2020, two 529 Plans owned 6% and 9% respectively, of the Equity Index Fund; and one 529 owned 5% of Large-Cap Growth Index Fund; and one 529 owned 6% of Large-Cap Value Index Fund; and two 529 Plan owned 9% and 7% respectively, of the S&P 500 Index fund.

Companies in which the Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. As of April 30, 2020, there were no affiliated investments.

Note 5—investments

Repurchase agreements: Each Fund may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of assets and liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of assets and liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities. As of April 30, 2020, securities lending transactions are for equity securities,

58	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

continued

and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

At April 30, 2020, the total value of securities on loan and the total value of collateral received were as follows:

Fund	Aggregate value of securities on loan	Cash collateral received*	Non-cash collateral received	Total collateral received
Equity Index	$392,495,174	$392,530,899	$25,208,799	$417,739,698
Large-Cap Growth Index	39,792,166	37,458,453	4,379,166	41,837,619
Large-Cap Value Index	62,048,495	64,582,905	1,262,009	65,844,914
S&P 500 Index	15,073,376	15,669,683	527,168	16,196,851
Small-Cap Blend Index	313,142,856	307,290,519	27,449,304	334,739,823
Emerging Markets Equity Index	35,047,069	20,176,988	17,201,322	37,378,310
International Equity Index	271,396,594	161,813,798	127,365,155	289,178,953
*	May include cash and investment of cash collateral.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Amounts receivable and/or payable for these transactions are reflected separately in the Statements of assets and liabilities.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At April 30, 2020, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross Unrealized (depreciation )	Net unrealized appreciation (depreciation )
Equity Index	$16,202,596,867	$8,606,194,271	$(1,575,972,976)	$7,030,221,295
Large-Cap Growth Index	4,776,030,182	3,507,598,999	(193,333,968)	3,314,265,031
Large-Cap Value Index	6,405,796,806	1,078,552,200	(978,206,437)	100,345,763
S&P 500 Index	3,475,299,724	2,446,771,830	(339,631,106)	2,107,140,724
Small-Cap Blend Index	2,967,581,659	605,862,629	(611,274,345)	(5,411,716)
Emerging Markets Equity Index	2,717,798,534	548,026,316	(505,073,468)	42,952,848
International Equity Index	12,839,808,591	1,988,223,480	(2,526,883,921)	(538,660,441)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended April 30, 2020 were as follows:

Fund	Non-U.S. government purchases	Non-U.S. government sales
Equity Index	$2,112,552,793	$442,457,199
Large-Cap Growth Index	553,822,118	514,634,010
Large-Cap Value Index	1,244,499,006	707,083,027
S&P 500 Index	394,882,411	91,862,473
Small-Cap Blend Index	367,638,273	314,836,386
Emerging Markets Equity Index	1,113,621,285	621,832,440
International Equity Index	1,355,837,809	90,133,629

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended October 31, 2019 was as follows:

	10/31/2019
Fund	Ordinary income	Long-term capital gains	Total
Equity Index	$340,529,815	$ 50,044,008	$390,573,823
Large-Cap Growth Index	83,832,620	133,097,612	216,930,232
Large-Cap Value Index	177,000,174	85,779,696	262,779,870
S&P 500 Index	88,433,514	34,908,695	123,342,209
Small-Cap Blend Index	49,075,639	156,378,485	205,454,124
Emerging Markets Equity Index	58,381,252	—	58,381,252
International Equity Index	359,457,672	—	359,457,672

The tax character of the fiscal year 2020 distributions will be determined at the end of the fiscal year.

TIAA-CREF Funds: Equity Index Funds ■ 2020 Semiannual Report	59

Notes to financial statements	concluded

Note 7—emerging markets risks

The Emerging Markets Equity Index Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Note 8—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended April 30, 2020, there were no inter-fund borrowing or lending transactions.

Note 9—line of credit

Each of the Funds participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 18, 2019 expiring on June 16, 2020, replacing the previous $1.25 billion facility, which expired June 2019. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the period ended April 30, 2020, there were no borrowings under this credit facility by the Funds.

60	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for certain series of the TIAA-CREF Funds

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each series of the Trust. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each series covered by this Report (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Trustees is an interested person of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Under normal circumstances, Section 15(c) requires this annual renewal to be made at an in-person meeting of the Board. However, due to the COVID-19 pandemic, the Securities and Exchange Commission (“SEC”) issued a temporary, conditional exemptive order on March 13, 2020, as extended on March 25, 2020 (the “SEC Order”), permitting mutual fund boards to vote to approve matters subject to the Section 15(c) in-person approval requirement at a meeting that is not held in person if the board determines that reliance on the SEC Order is necessary or appropriate due to prevailing circumstances related to the current or potential effects of COVID-19 and the board ratifies any action taken pursuant to the SEC Order at its next in-person meeting.

Overview of the renewal process

The Board held a telephonic meeting on March 26, 2020, in order to consider the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board described further below. At the outset of the meeting, the Board considered reliance upon the SEC Order and determined that such reliance was necessary due to, among other considerations, COVID-19 pandemic-related social distancing requirements, travel restrictions and other governmental mandates imposed for health and safety reasons. The Board noted that it would ratify actions taken at this meeting pursuant to the SEC Order at its next in-person meeting.

As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee or certain of its designated members, following consultations with representatives of Advisors, other Board members, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data for each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance, brokerage commission costs and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies (except for brokerage commission costs) and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board discussed, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its reports is to provide an objective view of each Fund’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of each Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class as the base class for comparison purposes.

Among other matters, the Board also requested and received additional information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

In advance of the Board meeting held on March 26, 2020, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such

TIAA-CREF Funds: Equity Index Funds ■ 2020 Semiannual Report	61

Approval of investment management agreement (unaudited)

arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Funds’ direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the SEC (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.

On March 12, 2020, the Board met informally to discuss Advisors’ materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors. Subsequently, at the March 26, 2020 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they discussed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Fund, the Board discussed various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as through management fee breakpoints; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As part of the Board’s review of these factors, the Board received information from management on the impact of the COVID-19 pandemic on the Teachers Insurance and Annuity Association of America (“TIAA”) enterprise generally and the Funds in particular including, among other information, the current and expected impact on the Funds’ performance and operations. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the March 26, 2020 meeting that included Advisors’ personnel, the Trustees met in private sessions, at which no representatives of Advisors were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process included a series of discussions and meetings leading up to the March 26, 2020 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is an ongoing process. The Board, as well as its Committees, discussed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at regularly scheduled meetings of the Board, the Board and the Investment Committee receive and discuss, among other matters, information regarding the performance of the Funds. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 26, 2020, all Board members voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds, including conducting research, identifying investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance and other metrics of the Funds to the Board on a regular basis; responding to Fund flows; compliance monitoring; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these

62	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

continued

responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its benchmark index or other comparative information deemed relevant by management and/or the Board. The Board also discussed the three-year performance of the Funds before any reductions for fees and expenses. In this analysis, the Board considered the impact of net asset value rounding and the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation, as applicable on each Fund’s performance as compared to the performance of its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.

The Board considered, in those cases in which a Fund had performed materially differently from its benchmark based on a Board-established threshold, the factors identified by Advisors that contributed to such difference and any remedial measures being undertaken by Advisors. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable or that appropriate actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2019. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board considered that Advisors had calculated that it earned profits with respect to each of the Funds under the Agreement for the one-year period ended December 31, 2019. The Board also acknowledged Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts. Based upon the information provided by Advisors with respect to Advisors’ profitability under the Agreement for each Fund in 2019, the Board concluded that those profits were reasonable in light of various relevant factors.

Fees charged by other advisers

The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. The Board considered Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of similar mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Funds’ data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. The Board considered, in connection with the supporting Broadridge reports, Advisors’ position that the maximum fee rate that could be charged to each Fund based on its level of assets under the Agreement is comparatively low in relation to peer groups of mutual funds. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies that may have similar investment strategies as certain of the Funds. The Board considered the management fee rates and the performance of

TIAA-CREF Funds: Equity Index Funds ■ 2020 Semiannual Report	63

Approval of investment management agreement (unaudited)

such investment companies. The Board also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered Advisors’ representation that, while the management fee rates charged to the Funds may differ from the management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and accounts may: (1) involve less entrepreneurial risk on the part of Advisors; (2) be offered in different types of markets; (3) be provided with different types or levels of services; (4) have different regulatory burdens; and/or (5) target different investors.

Other benefits

The Board also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Funds to Advisors or its affiliates for other services, such as distribution and administration, and investment-related benefits, such as economies of scale to the extent the Funds share investment resources and/or personnel with other clients of Advisors and the ability to incubate strategies within one or more Funds that could be subsequently utilized to manage other non-Fund products. Advisors and its affiliates may also benefit from the level of business and relationships the Funds have with certain service providers. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, fund of funds and 529 education savings plans. Also, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs.

Fund-by-fund synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. References to “adjusted” relative gross performance means the performance of a Fund minus the impact of net asset value rounding and the effects of fair valuation, foreign exchange rates, effective tax rates, securities lending and class action litigation, as applicable. All time periods referenced below are ended December 31, 2019. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest

(best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2019. For reference, one basis point equals 0.01%. Statements below regarding “net profit” refer to Advisors’ calculation that it earned a profit for the services that it rendered to a Fund during 2019 under the Agreement.

Equity Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”).
•	For the three-year period, the Fund’s adjusted relative gross performance as compared to its benchmark, the Russell 3000® Index, differed by –1 basis point.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Large-Cap Growth Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	For the three-year period, the Fund’s adjusted relative gross performance as compared to its benchmark, the Russell 1000® Growth Index, differed by –3 basis points.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it incurred a net profit with respect to its services to the Fund for the one-year period.

Large-Cap Value Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	For the three-year period, the Fund’s adjusted relative gross performance as compared to its benchmark, the Russell 1000® Value Index, differed by –1 basis point.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

S&P 500 Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expense ratio and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe. The Fund’s actual management fee rate was in the 2nd and 1st quintiles of its Expense Group and Expense Universe, respectively.

64	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

concluded

•	For the three-year period, the Fund’s adjusted relative gross performance as compared to its benchmark, the S&P 500® Index, was the same.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Small-Cap Blend Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	For the three-year period, the Fund’s adjusted relative gross performance as compared to its benchmark, the Russell 2000® Index, differed by +3 basis points.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Emerging Markets Equity Index Fund

•	The Fund’s annual contractual management fee rate is 0.14% of average daily net assets.
•	The Fund’s total expense ratio and contractual management fee rate were each in the 2nd quintile of both its Expense Group and Expense Universe. The Fund’s actual management fee rate was in the 4th and 2nd quintiles of its Expense Group and Expense Universe, respectively.
•	For the three-year period, the Fund’s adjusted relative gross performance as compared to its benchmark, the MSCI Emerging Markets Index, differed by +5 basis points.
•	The Fund received an Overall Morningstar Rating of 3 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

International Equity Index Fund

•	The Fund’s annual contractual management fee rate is 0.04% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of both its Expense Group and Expense Universe.
•	For the three-year period, the Fund’s adjusted relative gross performance as compared to its benchmark, the MSCI EAFE Index, differed by –10 basis points.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it earned a net profit with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF Funds: Equity Index Funds ■ 2020 Semiannual Report	65

Liquidity risk management program

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each series of the Trust covered by this Report (the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the Funds’ liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Funds’ Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the “LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.

At a February 11, 2020 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from December 1, 2018 through November 30, 2019 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.

In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and utilize third-party vendor data.

Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.

The Liquidity Rule also limits the Funds’ investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on illiquid investments.

66	2020 Semiannual Report ■ TIAA-CREF Funds: Equity Index Funds

Additional information about index providers (unaudited)

Russell Indexes

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

Standard & Poor’s Index

The S&P 500® Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by the S&P 500 Index Fund. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the fund with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the fund. S&P Dow Jones Indices has no obligation to take the needs of the fund or the owners of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the fund or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the fund. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
s&p dow jones indices does not guarantee the adequacy, accuracy, timeliness and / or the completeness of the s&p 500 index or any data related thereto or any communication, including but not limited to, oral or written communication (including electronic communications) with respect thereto. s&p dow jones indices shall not be subject to any damages or liability for any errors, omissions, or delays therein. s&p dow jones indices makes no express or implied warranties, and expressly disclaims all warranties, of merchantability or fitness for a particular purpose or use or as to results to be obtained by the fund, owners of the fund, or any other person or entity from the use of the s&p 500 index or with respect to any data related thereto. without limiting any of the foregoing, in no event whatsoever shall s&p dow jones indices be liable for any indirect, special, incidental, punitive, or consequential damages including but not limited to, loss of profits, trading losses, lost time or goodwill, even if they have been advised of the possibility of such damages, whether in contract, tort, strict liability, or otherwise. there are no third party beneficiaries of any agreements or arrangements between s&p dow jones indices and the fund, other than the licensors of s&p dow jones indices.

MSCI Indexes

Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

TIAA-CREF Funds: Equity Index Funds ■ 2020 Semiannual Report	67

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How to reach us

Websites

TIAA.org

nuveen.com

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2020 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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TIAA-CREF Funds	April 30, 2020

TIAA-CREF

International Fixed-Income Funds

The semiannual report contains the financial statements (unaudited).

Fund name	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class	Class W
Emerging Markets Debt Fund	TEDNX	TEDHX	TEDPX	TEDTX	TEDLX	TEDVX
International Bond Fund	TIBWX	TIBNX	TIBLX	TIBVX	TIBEX	TIBUX

Semiannual
Report

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the TIAA-CREF Funds’ (the “Funds”) annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on TIAA’s website, TIAA.org, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by either updating your account settings at TIAA.org/eDelivery, if you invest in the Funds directly or hold your Fund shares through a TIAA-affiliated financial intermediary, account or retirement plan (each, a “TIAA Account”), or by contacting your financial intermediary (such as a broker/dealer or bank) through which you hold Fund shares.

If you invest directly with the Funds or through a TIAA Account, you may elect to continue to receive all future shareholder reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 800-842-2252 during regular business hours. If you invest through another financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex if you invest directly with the Funds or through a TIAA Account, or to all funds held through your financial intermediary.

Understanding this report

For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF International Fixed-Income Funds listed on the cover of this report.

This semiannual report contains information about certain TIAA-CREF Funds and describes their results for the six months ended April 30, 2020. The report contains four main sections:

•	A letter from Brad Finkle, Chief Operating Officer, Nuveen; President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the issuers, industries and types of securities in which each fund had investments as of April 30, 2020.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF International Fixed-Income Funds ■ 2020 Semiannual Report	3

Letter to investors

International fixed-income securities recorded mixed results for the six months ended April 30, 2020. Investment-grade fixed-rate bonds generated modest positive returns, while emerging-markets debt, hit harder by the COVID-19 pandemic due to plunging oil prices, posted declines. For the six months:

•	International investment-grade fixed-rate bonds, as measured by the Bloomberg Barclays Global Aggregate Ex-USD Index (Hedged), gained 1.4%. Please see page 7 for benchmark definitions.
•	Emerging-markets debt securities, as measured by the JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified, returned –10.1%.
•	The TIAA-CREF International Bond Fund (Institutional Class) returned –1.5%, while the TIAA-CREF Emerging Markets Debt Fund (Institutional Class) returned –12.8%. Both underperformed their respective benchmarks.

International investment-grade fixed-rate bonds advanced for the six months amid market uncertainty concerning COVID-19 and efforts to limit its proliferation. Early in the period, global bond yields rose from all-time lows as signs of progress in U.S.-China trade talks grew more positive. However, economies in Europe, China and elsewhere contracted during the first quarter of 2020 as the pandemic spread. Global central banks responded with stimulus measures on a scale unmatched since the 2008–2009 financial crisis.

Emerging-markets debt securities also performed well early in the period, but they sold off in February and March 2020 as the effects of COVID-19 and collapsing oil prices took a heavy toll. The asset class regained some ground in April as oil prices moved upward toward the end of the month.

International fixed-income results trailed U.S. bonds

Foreign bonds lagged the performance of U.S. bonds for the six months. International investment-grade securities trailed the 4.9% gain of U.S. investment-grade fixed-rate bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index. The U.S. Federal Reserve lowered the federal funds target rate twice in March 2020, cutting the key interest-rate measure to 0.00%–0.25%. Emerging-markets debt trailed the –6.1% return of U.S. high-yield bonds, as measured by the ICE BofA BB-B U.S. Cash Pay High Yield Constrained Index.

A diversified approach in a challenging environment

The COVID-19 pandemic has presented economic challenges around the world in recent months, and it has altered the way we go about our everyday lives. Despite this unprecedented change, it’s important to know that TIAA is here to support you as you plan for the future, offering more than a century of financial management experience.

4	2020 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

Brad Finkle

The recent market fluctuations have reaffirmed our view about the value of portfolio diversification. We believe diversification by geography and asset class can be a prudent way for fixed-income investors to better navigate shifts in global bond markets; and, a professionally managed portfolio of bonds within a mutual fund may help to balance market risks and opportunities more effectively. Since the timing and sequence of recovery among the world’s economies may be difficult to forecast, diversification that includes international fixed-income securities has the potential to help investors achieve their long-term financial goals. Of course, diversification does not guarantee against market losses.

If you have any questions about your investment in the TIAA International Fixed-Income Funds, please contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We welcome the opportunity to assist you.

/s/ Brad Finkle

Brad Finkle
Chief Operating Officer, Nuveen
President of the TIAA-CREF Funds and TIAA-CREF Life Funds

TIAA-CREF International Fixed-Income Funds ■ 2020 Semiannual Report	5

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of October 31 or April 30; Form N-PORT filings are as of January 31 or July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.
Call 202-551-8090 for more information.

Proxy voting

In certain market conditions, the investment portfolio of a fixed-income fund may include shares of common or preferred stock. If that should occur, TIAA-CREF Funds’ ownership of stock would give it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

6	2020 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

About the funds’ benchmarks

Emerging Markets Debt Fund

The JP Morgan Emerging Markets Bond Index Global Diversified (EMBI-GD Index) is an unmanaged, market-capitalization-weighted, total-return index tracking the traded market for U.S.-dollar-denominated Brady bonds, Eurobonds and other debt instruments issued by sovereign and quasi-sovereign entities. The index limits the weights of those index countries with larger debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding.

International Bond Fund

The Bloomberg Barclays Global Aggregate Ex-USD Index (Hedged) is an unmanaged, global, investment-grade fixed-rate bond market index, including treasury, government-related, corporate and securitized fixed-rate bonds from both developed- and emerging-markets issuers, in 24 local currencies. Securities are SEC registered, taxable, non-dollar denominated and must have a minimum maturity of one year. Securities must be rated investment grade using the middle rating of Moody’s, S&P and Fitch after dropping the highest and lowest available ratings.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’ latest prospectus.

Information has been obtained from sources believed to be reliable but J.P. Morgan does not guarantee its completeness or accuracy. The J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified (EMBI-GD Index) is used with permission. The EMBI-GD Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2020, J.P. Morgan Chase & Co. All rights reserved.

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

TIAA-CREF International Fixed-Income Funds ■ 2020 Semiannual Report	7

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2019–April 30, 2020).

Actual expenses

The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

8	2020 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

Emerging Markets Debt Fund

Performance for the six months ended April 30, 2020

The Emerging Markets Debt Fund returned –12.84% for the Institutional Class, compared with the –10.08% return of its benchmark, the JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified (“JP Morgan index”). For the one-year period ended April 30, 2020, the Fund returned –7.02% versus –4.97% for the index. The performance table shows returns for all share classes of the Fund.

Emerging-markets debt fell amid the COVID-19 pandemic and declining oil prices

After advancing 3.07% in the first half of the period amid progress on a U.S.-China trade agreement and a pause in interest-rate increases from the U.S. Federal Reserve, emerging-markets (EM) debt securities sold off in February and March of 2020 as the dual shocks of the COVID-19 pandemic and plunging oil prices took a heavy toll.

Efforts around the world to contain the virus disrupted business operations, closed restaurants and retail stores, and restricted travel. At the same time, an oil price war between Saudi Arabia and Russia exacerbated a global supply glut just as demand for oil was collapsing due to the pandemic. April was a small bright spot as EM debt regained some traction, rising 2.25% as oil prices climbed after turning briefly negative for the first time in history.

Fund trailed its benchmark

For the period, the Fund trailed its benchmark largely due to out-of-benchmark corporate selections in Brazil, an underweight to Chinese quasi-sovereigns, and sovereign overweights to oil exposed Ecuador and Angola. On the positive side, the allocation to corporates and local-currency markets benefited the Fund’s relative performance.

In the corporate sector, Brazilian energy- and oil-related holdings were the largest detractors, along with an Indonesian oil producer, an Indian commodity conglomerate, a Mexican airline and a global ports operator in the United Arab Emirates.

Within sovereigns, in addition to the overweight positions to Ecuador and Angola, an overweight to Zambia and underweight allocations to less volatile investment-grade issuers in the Philippines, Poland and Qatar also hurt performance.

By contrast, the Fund’s performance benefited from underweight positions in Sri Lanka and Lebanon as both have been plagued with government infrastructure and burgeoning debt issues. Other positive drivers were generated by increased cash holdings, an Israeli pharmaceutical company, local-currency Egyptian and Argentinean sovereign bonds, and a local-currency Peruvian corporate bond.

TIAA-CREF International Fixed-Income Funds ■ 2020 Semiannual Report	9

Emerging Markets Debt Fund

Performance as of April 30, 2020

Emerging Markets Debt Fund		Total return		Average annual total return				Annual operating expenses*
	Inception date	6 months	1 year	5 years		since inception		gross	net
Institutional Class	9/26/14	–12.84%	–7.02%	2.92%		2.69%		0.63%	0.63%
Advisor Class	12/4/15	–12.93	–7.07	2.90	†	2.67	†	0.71	0.71
Premier Class	9/26/14	–12.91	–7.06	2.75		2.52		0.79	0.79
Retirement Class	9/26/14	–12.98	–7.27	2.65		2.42		0.88	0.88
Retail Class	9/26/14	–13.00	–7.33	2.57		2.34		0.92	0.92
Class W	9/28/18	–12.62	–6.39	3.12	†	2.87	†	0.63	0.00
J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified	—	–10.08	–4.97	2.94		3.07	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

10	2020 Semiannual Report ▪ TIAA-CREF International Fixed-Income Funds

Emerging Markets Debt Fund

Expense example

Six months ended April 30, 2020

	Beginning account value	Ending account value	Expenses paid during period	*
Emerging Markets Debt Fund	(11/1/19)	(4/30/20)	(11/1/19–4/30/20)
Actual return
Institutional Class	$1,000.00	$871.64	$2.93
Advisor Class	1,000.00	870.70	3.26
Premier Class	1,000.00	870.90	3.63
Retirement Class	1,000.00	870.21	4.09
Retail Class	1,000.00	870.00	4.28
Class W	1,000.00	873.84	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,021.73	3.17
Advisor Class	1,000.00	1,021.38	3.52
Premier Class	1,000.00	1,020.98	3.92
Retirement Class	1,000.00	1,020.49	4.42
Retail Class	1,000.00	1,020.29	4.62
Class W	1,000.00	1,024.86	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.63% for the Institutional Class, 0.70% for the Advisor Class, 0.78% for the Premier Class, 0.88% for the Retirement Class, 0.92% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 8.

Fund profile

as of 4/30/2020
Net assets	$412.57 million
Portfolio turnover rate*	31%
Number of issues	246
Option-adjusted duration‡	6.61 years
Average maturity§	12.46 years

*	The portfolio turnover rate covers the six-month period from November 1, 2019–April 30, 2020, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF International Fixed-Income Funds ▪ 2020 Semiannual Report	11

Emerging Markets Debt Fund

Portfolio composition

Sector	% of net assets as of 4/30/2020
Corporate bonds	49.4
Foreign government securities	44.6
Short-term investments, other assets & liabilities, net	6.0
Total	100.0

Holdings by country

% of portfolio investments as of 4/30/2020
Brazil	8.3
Mexico	7.5
Indonesia	6.2
Ukraine	5.3
India	4.5
Colombia	4.3
Chile	4.2
South Africa	3.6
50 other nations	53.8
Short-term investments	2.3
Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 4/30/2020
Less than 1 year	1.0
1–3 years	7.1
3–5 years	12.8
5–10 years	40.8
Over 10 years	38.3
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 4/30/2020
Aa/AA	1.9
A/A	5.3
Baa/BBB	32.5
Ba/BB	27.6
B/B	22.8
Below B/B	4.8
Non-rated	5.1
Total	100.0

Credit quality ratings are based on the J.P. Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

12	2020 Semiannual Report ▪ TIAA-CREF International Fixed-Income Funds

International Bond Fund

Performance for the six months ended April 30, 2020

The International Bond Fund returned –1.51% for the Institutional Class, compared with the 1.38% return of its benchmark, the Bloomberg Barclays Global Aggregate Ex-USD Index (Hedged) (“Global Aggregate index”). For the one-year period ended April 30, 2020, the Fund returned 4.27% versus 6.45% for the index. The performance table shows returns for all share classes of the Fund.

COVID-19 pandemic caused a dramatic shift in international economies, markets

During the first half of the period, global central banks generally followed the U.S. Federal Reserve’s pause in monetary actions, with many noting the stabilization of global growth. Amid progress on a U.S.-China trade deal and increasing clarity regarding Brexit, global bond yields rose from all-time lows.

In the second half of the period, the COVID-19 pandemic caused a significant contraction in global economies, accompanied by a sharp downturn in riskier debt sectors. In response, global central banks launched quantitative easing and other monetary stimulus measures on a scale not seen since the 2008–2009 financial crisis. Governments followed with large-scale fiscal stimulus to address the economic impact of the crisis. Financial markets were battered, with bond yields, stock and oil prices all plummeting, while currencies perceived as safe such as the U.S. dollar, Japanese yen and Swiss franc strengthened. In April, markets improved on hopes for drug treatments and declining numbers of new COVID-19 cases in hard-hit countries.

Fund trailed its benchmark

For the six-month period, the Fund posted a modest decline and underperformed its benchmark. Fund allocations to emerging-markets (EM) debt—particularly government credit securities—detracted most from relative returns. Out-of-benchmark holdings in African countries, predominantly Angola and Ghana, also hurt, as did certain EM countries, including Ecuador, Lebanon and Ukraine. Other detractors included high-yield corporate bonds and unhedged currency positions, particularly those related to energy and commodities, such as securities denominated in the Brazilian real and Norwegian krone.

On the positive side, Fund positions in out-of-benchmark U.S. Treasuries were beneficial. As rates fell sharply across the Treasury curve, the Fund’s duration and yield curve positions benefited. Yield curve positions in the euro area, Japan and Norway contributed. Within global Treasuries, Fund selections in the United Kingdom, Canada and Japan helped performance versus the benchmark. Unhedged currency exposure in Egyptian pound-denominated securities was beneficial. A small exposure to derivatives instruments also contributed.

TIAA-CREF International Fixed-Income Funds ▪ 2020 Semiannual Report	13

International Bond Fund

Performance as of April 30, 2020

International Bond Fund		Total return		Average annual total return		Annual operating expenses*
	Inception date	6 months	1 year	since inception		gross	net
Institutional Class	8/5/16	–1.51%	4.27%	3.03%		0.60%	0.60%
Advisor Class	8/5/16	–1.60	4.26	2.97		0.70	0.70
Premier Class	8/5/16	–1.64	4.07	2.89		0.78	0.75
Retirement Class	8/5/16	–1.67	4.02	2.78		0.85	0.85
Retail Class	8/5/16	–1.81	3.80	2.67		1.06	0.95
Class W	9/28/18	–1.25	4.92	3.29	†	0.61	0.00
Bloomberg Barclays Global Aggregate ex-USD Index (Hedged)	—	1.38	6.45	3.57	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the Fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2021, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Class W that is prior to its inception date is based on performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Class W. If these actual expenses had been reflected, the performance of Class W shown for these periods would have been different because the Class W has different expenses than the Institutional Class.
‡	Performance is calculated from the inception date of the Institutional Class.

14	2020 Semiannual Report ▪ TIAA-CREF International Fixed-Income Funds

International Bond Fund

Expense example

Six months ended April 30, 2020

	Beginning account value	Ending account value	Expenses paid during period	*
International Bond Fund	(11/1/19)	(4/30/20)	(11/1/19–4/30/20)
Actual return
Institutional Class	$1,000.00	$984.93	$2.96
Advisor Class	1,000.00	984.03	2.96
Premier Class	1,000.00	983.63	3.80
Retirement Class	1,000.00	983.31	4.19
Retail Class	1,000.00	981.88	4.78
Class W	1,000.00	987.46	0.00
5% annual hypothetical return
Institutional Class	1,000.00	1,021.88	3.02
Advisor Class	1,000.00	1,021.88	3.02
Premier Class	1,000.00	1,021.03	3.87
Retirement Class	1,000.00	1,020.64	4.27
Retail Class	1,000.00	1,020.04	4.87
Class W	1,000.00	1,024.86	0.00

*	“Expenses paid during period” is based on the Fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 182/366. There were 182 days in the six months ended April 30, 2020. The Fund’s annualized six-month expense ratios for that period were 0.60% for the Institutional Class, 0.60% for the Advisor Class, 0.77% for the Premier Class, 0.85% for the Retirement Class, 0.97% for the Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund’s share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

For more information about this expense example, please see page 8.

Fund profile

as of 4/30/2020
Net assets	$380.62 million
Portfolio turnover rate*	32%
Number of issues	309
Option-adjusted duration‡	7.66 years
Average maturity§	9.22 years

*	The portfolio turnover rate covers the six-month period from November 1, 2019–April 30, 2020, and is not annualized.
‡	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
§	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

TIAA-CREF International Fixed-Income Funds ▪ 2020 Semiannual Report	15

International Bond Fund

Portfolio composition

Sector	% of net assets as of 4/30/2020
Foreign government securities	75.5
Corporate bonds	18.0
Bank loan obligations	1.4
Short-term investments,other assets & liabilities, net	5.1
Total	100.0

Holdings by country

% of portfolio investments as of 4/30/2020
Japan	17.9
United States	11.7
United Kingdom	7.4
Italy	5.6
Korea Republic of	5.0
China	4.7
France	4.1
Spain	3.0
60 other nations	38.3
Short-term investments	2.3
Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 4/30/2020
Less than 1 year	2.3
1–3 years	10.3
3–5 years	20.7
5–10 years	38.2
Over 10 years	28.5
Total	100.0

Holdings by credit quality

% of fixed-income investments (excluding short-term investments) as of 4/30/2020
Aaa/AAA	7.5
Aa/AA	20.1
A/A	35.9
Baa/BBB	23.8
Ba/BB	6.8
B/B	4.8
Below B/B	0.4
Non-rated	0.7
Total	100.0

Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

16	2020 Semiannual Report ▪ TIAA-CREF International Fixed-Income Funds

Summary portfolio of investments (unaudited)

Emerging Markets Debt Fund  ■  April 30, 2020

					% of net
Principal		Issuer		Value	assets

BONDS

CORPORATE BONDS
ARGENTINA				$2,029,270	0.5%
BRAZIL
$2,500,000	g	Banco BTG Pactual S.A.	4.500%, 01/10/25	2,337,500	0.6
2,500,000	g	Banco Votorantim S.A.	4.500%, 09/24/24	2,443,750	0.6
2,875,000	g	Cosan Ltd	5.500%, 09/20/29	2,537,072	0.6
2,500,000	g	NBM US Holdings, Inc	6.625%, 08/06/29	2,322,875	0.6
2,750,000	g	Rede D’or Finance Sarl	4.500%, 01/22/30	2,327,325	0.6
		Other		15,080,770	3.6
				27,049,292	6.6
CHILE
5,750,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.150%–4.375%, 08/01/27–02/05/49	5,745,896	1.4
2,100,000		Enel Chile S.A.	3.950%, 06/12/28	2,274,300	0.5
		Other		8,495,239	2.1
				16,515,435	4.0
CHINA
3,100,000		China Evergrande Group	8.250%, 03/23/22	2,735,817	0.7
2,600,000		Shimao Property Holdings Ltd	5.200%, 01/30/25	2,573,084	0.6
2,425,000		Weibo Corp	3.500%, 07/05/24	2,456,250	0.6
		Other		4,078,686	0.9
				11,843,837	2.8
COLOMBIA
2,735,000	g	Empresas Publicas de Medellin ESP	4.250%, 07/18/29	2,573,088	0.6
		Other		11,284,682	2.8
				13,857,770	3.4
COSTA RICA				3,064,243	0.7
DOMINICAN REPUBLIC				2,050,000	0.5
ECUADOR				1,550,000	0.4
GHANA				2,017,000	0.5
INDIA
2,825,000	g	Adani Green Energy UP Ltd	6.250%, 12/10/24	2,751,789	0.7
2,800,000	g	Muthoot Finance Ltd	6.125%, 10/31/22	2,518,140	0.6
		Other		12,543,500	3.1
				17,813,429	4.4
INDONESIA
2,750,000	g	Pertamina Persero PT	4.150%, 02/25/60	2,273,076	0.6
5,400,000	g	Perusahaan Listrik Negara PT	3.875%–6.150%, 07/17/29–05/21/48	5,579,000	1.3
		Other		13,643,602	3.2
				21,495,678	5.1
JAMAICA				77,596	0.0

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2020 Semiannual Report	17

Summary portfolio of investments (unaudited)	continued

Emerging Markets Debt Fund  ■  April 30, 2020

						% of net
Principal			Issuer		Value	assets

KAZAKHSTAN
	$2,475,000	g	KazTransGas JSC	4.375%, 09/26/27	$2,347,350	0.6%
			Other		5,361,290	1.3
					7,708,640	1.9
KUWAIT					2,250,400	0.5
MACAU					1,311,750	0.3
MALAYSIA
	3,000,000		1MDB Global Investments Ltd	4.400%, 03/09/23	2,654,940	0.6
			Other		2,032,657	0.5
					4,687,597	1.1
MEXICO
	4,647,000	g	Petroleos Mexicanos	6.840%, 01/23/30	3,630,469	0.9
	6,175,000		Petroleos Mexicanos	4.875%–6.350%, 01/18/24–02/12/48	4,681,471	1.1
			Other		14,568,892	3.6
					22,880,832	5.6
PANAMA
	2,300,000	g	Empresa de Transmision Electrica S.A.	5.125%, 05/02/49	2,323,023	0.6
			Other		1,116,250	0.3
					3,439,273	0.9
PARAGUAY					975,000	0.2
PERU
PEN	9,000,000	g	Alicorp SAA	6.875%, 04/17/27	2,852,911	0.7
			Other		4,370,787	1.0
					7,223,698	1.7
RUSSIA					2,180,045	0.5
SOUTH AFRICA
	$5,600,000	g	Eskom Holdings SOC Ltd	5.750%–8.450% 01/26/21-08/10/28	4,414,623	1.1
	2,300,000	g	Gold Fields Orogen Holdings BVI Ltd	6.125%, 05/15/29	2,427,075	0.6
			Other		1,155,000	0.3
					7,996,698	2.0
THAILAND
	2,750,000	g	PTTEP Treasury Center Co Ltd	3.903%, 12/06/59	2,591,591	0.6
			Other		2,223,894	0.6
					4,815,485	1.2
TURKEY					4,813,958	1.1
UKRAINE
	2,400,000	g	Ukreximbank Via Biz Finance plc	9.750%, 01/22/25	2,316,480	0.6
			Other		4,973,263	1.3
					7,289,743	1.9

18	2020 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Emerging Markets Debt Fund  ■  April 30, 2020

Principal			Issuer		Value	% of net assets
UNITED ARAB EMIRATES
	$2,500,000	g	MDGH-GMTN BV	3.700%, 11/07/49	$2,413,050	0.6%
			Other		4,129,809	1.0
					6,542,859	1.6
			TOTAL CORPORATE BONDS (Cost $234,284,577)		203,479,528	49.4
GOVERNMENT BONDS
ANGOLA					2,812,348	0.7
ARGENTINA					2,810,958	0.7
AZERBAIJAN
	3,023,000	g	Southern Gas Corridor CJSC	6.875%, 03/24/26	3,156,375	0.8
					3,156,375	0.8
BAHRAIN
	2,600,000	g	Bahrain Government International Bond	5.625%, 09/30/31	2,333,500	0.6
					2,333,500	0.6
BARBADOS					1,889,370	0.5
BERMUDA					2,100,000	0.5
BRAZIL
	2,150,000		Brazilian Government International Bond	7.125%, 01/20/37	2,432,209	0.6
			Other		3,876,976	0.9
					6,309,185	1.5
COLOMBIA					3,366,401	0.8
COSTA RICA					2,880,525	0.7
COTE D’IVOIRE					1,487,700	0.4
DOMINICAN REPUBLIC
	3,100,000	g	Dominican Republic Government International Bond	6.875%, 01/29/26	2,976,000	0.7
	3,160,000	g	Dominican Republic Government International Bond	7.450%, 04/30/44	2,867,700	0.7
			Other		2,142,016	0.5
					7,985,716	1.9
ECUADOR					3,981,547	0.9
EGYPT
	2,375,000	g	Egypt Government International Bond	5.577%, 02/21/23	2,301,266	0.6
	4,050,000	g	Egypt Government International Bond	8.500%, 01/31/47	3,604,451	0.9
$, EGP	18,375,000	g	Egypt Government International Bond	6.585%–16.000%, 06/11/22–11/20/59	6,177,327	1.5
					12,083,044	3.0
EL SALVADOR
	$3,100,000	g	El Salvador Government International Bond	7.625%, 02/01/41	2,387,000	0.6
					2,387,000	0.6

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2020 Semiannual Report	19

Summary portfolio of investments (unaudited)	continued

Emerging Markets Debt Fund  ■  April 30, 2020

Principal			Issuer		Value	% of net assets
GHANA
	$5,825,000	g	Ghana Government International Bond	8.125%-8.750%, 03/26/32–03/11/61	$4,396,466	1.1%
			Other		538,133	0.1
					4,934,599	1.2
GREECE
EUR	2,225,000	g	Hellenic Republic Government International Bond	1.875%, 07/23/26	2,428,439	0.6
					2,428,439	0.6
GUATEMALA
	$5,400,000	g	Guatemala Government International Bond	4.375%–6.125%, 05/03/26–06/01/50	5,470,851	1.4
					5,470,851	1.4
HONDURAS					1,875,000	0.5
INDONESIA
IDR	35,300,000,000		Indonesia Treasury Bond	8.375%, 03/15/34	2,396,840	0.6
			Other		830,675	0.2
					3,227,515	0.8
IRAQ
	$3,350,000	g	Iraq Government International Bond	6.752%, 03/09/23	2,529,651	0.6
			Other		1,160,320	0.3
					3,689,971	0.9
ISRAEL					878,189	0.2
JAMAICA
	2,950,000		Jamaica Government International Bond	8.000%, 03/15/39	3,119,625	0.8
	2,550,000		Jamaica Government International Bond	7.875%, 07/28/45	2,683,875	0.6
					5,803,500	1.4
JORDAN					1,849,964	0.4
KENYA
	4,525,000	g	Kenya Government International Bond	6.875%–8.250%, 06/24/24–02/28/48	4,081,871	1.0
			Other		1,097,326	0.3
					5,179,197	1.3
LEBANON					1,102,500	0.2
MEXICO
MXN	51,100,000		Mexican Bonos	7.500%, 06/03/27	2,275,594	0.6
	$3,150,000		Mexico Government International Bond	4.750%, 04/27/32	3,175,200	0.8
			Other		1,321,414	0.3
					6,772,208	1.7
MOROCCO
	2,300,000	g	Morocco Government International Bond	5.500%, 12/11/42	2,604,750	0.6
					2,604,750	0.6

20	2020 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Emerging Markets Debt Fund  ■  April 30, 2020

Principal			Issuer		Value	% of net assets
NIGERIA
	$3,475,000	g	Nigeria Government International Bond	6.500%, 11/28/27	$2,619,914	0.6%
Other					3,673,739	0.8
					6,293,653	1.4
OMAN					2,510,916	0.6

PAKISTAN
	3,200,000	g	Pakistan Government International Bond	6.875%, 12/05/27	2,762,234	0.7
					2,762,234	0.7
PANAMA					1,417,500	0.3

PARAGUAY
	2,500,000	g	Paraguay Government International Bond	5.400%, 03/30/50	2,600,000	0.6
					2,600,000	0.6
PERU
$, PEN	9,500,000	g	Peruvian Government International Bond	2.392%–6.950%, 01/23/26–08/12/34	4,202,940	1.1
					4,202,940	1.1
PHILIPPINES					2,039,502	0.5

QATAR					1,213,081	0.3

REPUBLIC OF SERBIA					3,664,154	0.9

RUSSIA
RUB	170,300,000		Russian Federal Bond-OFZ	7.100%, 10/16/24	2,432,513	0.6
	$2,800,000	g	Russian Foreign Bond – Eurobond	5.100%, 3/28/35	3,281,902	0.8
			Other		1,131,809	0.3
					6,846,224	1.7
RWANDA
	2,500,000	g	Rwanda Government International Bond	6.625%, 05/02/23	2,326,255	0.6
					2,326,255	0.6
SAUDI ARABIA					2,878,808	0.6

SENEGAL					2,905,133	0.7

SOUTH AFRICA
ZAR	59,300,000		South Africa Government International Bond	7.000%, 02/28/31	2,460,145	0.6
			Other		3,670,250	0.9
					6,130,395	1.5
SRI LANKA					2,478,043	0.6

SUPRANATIONAL					1,796,826	0.4

THAILAND					2,142,414	0.5

TURKEY					3,786,368	0.9

UGANDA					1,175,896	0.3

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2020 Semiannual Report	21

Summary portfolio of investments (unaudited)	continued

Emerging Markets Debt Fund  ■  April 30, 2020

Principal		Issuer		Value	% of net assets
UKRAINE
$5,000,000	g	Ukraine Government International Bond	7.750%, 09/01/25	$4,662,500	1.1%
2,900,000	g	Ukraine Government International Bond	9.750%, 11/01/28	2,828,372	0.7
48,084,000	g	Ukraine Government International Bond	0.000%–18.000%, 03/24/21–05/31/40	4,899,438	1.2
		Other		1,422,929	0.3
				13,813,239	3.3
UNITED ARAB EMIRATES				1,426,918	0.3

URUGUAY
3,003,796		Uruguay Government International Bond	4.375%, 01/23/31	3,307,960	0.8
				3,307,960	0.8
UZBEKISTAN				3,515,977	0.8

ZAMBIA				1,513,191	0.4
		TOTAL GOVERNMENT BONDS (Cost $233,363,749)		184,147,979	44.6
		TOTAL BONDS (Cost $467,648,326)		387,627,507	94.0

Shares		Company

COMMON STOCKS

BRAZIL				77,879	0.0
		TOTAL COMMON STOCKS (Cost $1,044,573)		77,879	0.0

Principal		Issuer

SHORT-TERM INVESTMENTS

EGYPT				1,394,525	0.4

UNITED STATES
$3,000,000		Federal Home Loan Bank (FHLB)	0.030%, 05/14/20	2,999,902	0.7
				2,999,902	0.7
REPURCHASE AGREEMENT

UNITED STATES
4,630,000		Fixed Income Clearing Corp	0.020%, 05/01/20	4,630,000	1.1
				4,630,000	1.1
		TOTAL SHORT-TERM INVESTMENTS (Cost $8,984,839)		9,024,427	2.2%
		TOTAL PORTFOLO (Cost $477,677,738)		396,729,813	96.2
		OTHER ASSETS & LIABILITIES, NET		15,841,156	3.8
			NET ASSETS	$412,570,969	100.0%

22	2020 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Emerging Markets Debt Fund  ■  April 30, 2020

Abbreviation(s):

EGP	Egyptian Pound
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Sol
RUB	Russian Ruble
ZAR	South African Rand

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/20, the aggregate value of these securities is $294,829,096 or 71.5% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent less than 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments.

Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2020 Semiannual Report	23

Summary of market values by sector (unaudited)

Emerging Markets Debt Fund  ■  April 30, 2020

		% of net
Sector	Value	assets
GOVERNMENT	$184,147,979	44.6%
FINANCIALS	41,743,391	10.1
UTILITIES	34,661,024	8.4
ENERGY	34,368,965	8.3
COMMUNICATION SERVICES	23,334,847	5.7
INDUSTRIALS	20,993,241	5.1
MATERIALS	19,010,142	4.6
CONSUMER STAPLES	12,441,722	3.0
REAL ESTATE	8,968,045	2.2
INFORMATION TECHNOLOGY	4,396,955	1.1
HEALTH CARE	2,327,325	0.6
CONSUMER DISCRETIONARY	1,311,750	0.3
SHORT-TERM INVESTMENTS	9,024,427	2.2
OTHER ASSETS & LIABILITIES, NET	15,841,156	3.8
NET ASSETS	$412,570,969	100.0%

24	2020 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Consolidated summary portfolio of investments (unaudited)

International Bond Fund  ■  April 30, 2020

Principal	Issuer	Value	% of net assets
BANK LOAN OBLIGATIONS
AUSTRALIA		$374,597	0.1%
CANADA		370,234	0.1
IRELAND		568,623	0.1
LUXEMBOURG		410,975	0.1
UNITED STATES		3,690,967	1.0
	TOTAL BANK LOAN OBLIGATIONS (Cost $6,005,517)	5,415,396	1.4

BONDS

CORPORATE BONDS
CANADA		270,835	0.1
CHILE		1,961,490	0.5
CHINA		860,948	0.3
COLOMBIA		1,215,759	0.3
CZECH REPUBLIC		435,278	0.1
FRANCE		283,715	0.1
GERMANY		741,687	0.2
INDIA		1,279,605	0.4
INDONESIA		632,887	0.1
ISRAEL		657,052	0.2
JAPAN		3,789,531	0.9
KAZAKHSTAN		450,502	0.1
KOREA, REPUBLIC OF		710,024	0.2
LUXEMBOURG		933,452	0.3
MALAYSIA		207,468	0.1
MEXICO		1,472,710	0.4
NETHERLANDS		398,615	0.1
PANAMA		295,503	0.1
PORTUGAL		1,115,750	0.3
QATAR		245,440	0.1
RUSSIA		327,611	0.1
SAUDI ARABIA		256,740	0.1
SINGAPORE		634,977	0.1
SUPRANATIONAL		1,008,024	0.2
SWEDEN		522,000	0.1

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2020 Semiannual Report	25

Consolidated summary portfolio of investments (unaudited)	continued

International Bond Fund  ■  April 30, 2020

						% of net
Principal			Issuer		Value	assets
SWITZERLAND					$1,875,405	0.5%
UNITED ARAB EMIRATES					754,515	0.2
UNITED KINGDOM					5,412,949	1.4
UNITED STATES					39,655,748	10.4
			TOTAL CORPORATE BONDS (Cost $70,701,223)		68,406,220	18.0

GOVERNMENT BONDS
ANGOLA					477,814	0.1
ARGENTINA					113,365	0.0
AUSTRALIA					2,720,445	0.7
AUSTRIA					1,062,216	0.3
BELGIUM
EUR	2,125,000	g,j	Kingdom of Belgium Government International Bond	0.000%, 10/22/27	2,358,114	0.6
			Other		1,981,812	0.5
					4,339,926	1.1
BERMUDA					997,500	0.3
CANADA
CAD	2,600,000		Province of British Columbia Canada	2.550%, 06/18/27	2,047,256	0.5
			Other		7,779,217	2.0
					9,826,473	2.5
CHINA
CNY	49,600,000		China Government International Bond	2.940%, 10/17/24	7,398,100	1.9
	40,500,000		China Government International Bond	3.120%, 12/05/26	6,030,047	1.6
	18,900,000		China Government International Bond	3.860%, 07/22/49	2,951,509	0.8
					16,379,656	4.3
COLOMBIA					1,013,760	0.3
COTE D’IVOIRE					1,757,252	0.4
CROATIA					1,116,198	0.3
CYPRUS
EUR	3,475,000	z	Cyprus Government International Bond	0.625%–2.750%, 09/25/28–05/03/49	3,775,368	1.1
					3,775,368	1.1
CZECH REPUBLIC					1,203,125	0.3
DOMINICAN REPUBLIC					796,628	0.2
ECUADOR					356,250	0.1
EGYPT
$, EGP,
EUR	19,175,000	g	Egypt Government International Bond	4.550%–15.990%, 02/21/23–01/31/47	3,800,530	1.0
					3,800,530	1.0

26	2020 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Consolidated summary portfolio of investments (unaudited)	continued

International Bond Fund  ■  April 30, 2020

						% of net
Principal			Issuer		Value	assets
FRANCE
EUR	4,500,000		French Republic Government Bond OAT	0.500%, 05/25/25	$5,171,397	1.4%
	3,775,000		French Republic Government Bond OAT	0.750%, 11/25/28	4,465,546	1.2
	2,025,000		French Republic Government Bond OAT	1.250%, 05/25/34	2,541,357	0.7
	1,850,000	g	French Republic Government Bond OAT	2.000%, 05/25/48	2,783,492	0.7
					14,961,792	4.0

GERMANY
	2,350,000	j	Bundesrepublik Deutschland Bundesanleihe	0.000%, 02/15/30	2,719,857	0.7
					2,719,857	0.7

GHANA					1,834,846	0.5

GREECE
	5,425,000	g	Hellenic Republic Government International Bond	1.875%, 07/23/26	5,921,026	1.6
			Other		3,013,126	0.8
					8,934,152	2.4

GUATEMALA					1,015,213	0.3

HUNGARY					1,166,738	0.3

INDIA					203,773	0.1

INDONESIA					4,077,763	1.1

ISRAEL
ILS	5,250,000		Israel Government International Bond	5.500%, 01/31/42	2,638,684	0.7
			Other		3,260,265	0.8
					5,898,949	1.5

ITALY
EUR	1,800,000		Italy Buoni Poliennali Del Tesoro	0.350%, 06/15/20	1,973,330	0.5
	3,300,000		Italy Buoni Poliennali Del Tesoro	0.050%, 04/15/21	3,606,375	0.9
	5,525,000		Italy Buoni Poliennali Del Tesoro	2.450%, 10/01/23	6,365,076	1.7
	3,950,000		Italy Buoni Poliennali Del Tesoro	1.250%, 12/01/26	4,283,675	1.1
	1,575,000	g	Italy Buoni Poliennali Del Tesoro	2.950%, 09/01/38	1,893,382	0.5
			Other		2,598,623	0.7
					20,720,461	5.4

JAPAN
JPY	867,000,000		Japan Government Two Year Bond	0.100%, 03/01/22	8,120,746	2.1
	628,000,000		Japan Government Five Year Bond	0.100%, 06/20/23	5,903,766	1.6
	557,000,000		Japan Government Ten Year Bond	0.100%, 06/20/28	5,284,203	1.4
	335,000,000		Japan Government Ten Year Bond	0.100%, 06/20/29	3,168,519	0.8
	322,000,000		Japan Government Ten Year Bond	0.100%, 09/20/29	3,041,971	0.8
	325,000,000		Japan Government Ten Year Bond	0.100%, 12/20/29	3,069,424	0.8
	340,000,000		Japan Government Twenty Year Bond	2.100%, 03/20/26	3,592,006	0.9
	229,000,000		Japan Government Twenty Year Bond	1.800%, 09/20/31	2,558,770	0.7
	278,000,000		Japan Government Twenty Year Bond	0.600%, 12/20/36	2,736,523	0.7
	256,000,000		Japan Government Twenty Year Bond	0.500%, 06/20/38	2,471,257	0.6
	660,000,000		Japan Government Twenty Year Bond	0.700%, 09/20/38	6,588,903	1.7
	525,950,000		Japan Government Thirty Year Bond	2.500%, 09/20/34	6,520,249	1.7

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2020 Semiannual Report	27

Consolidated summary portfolio of investments (unaudited)	continued

International Bond Fund  ■  April 30, 2020

						% of net
Principal			Issuer		Value	assets
JAPAN—continued
JPY	457,700,000		Japan Government Thirty Year Bond	0.500%, 09/20/46	$4,356,879	1.1%
			Other		5,367,689	1.5
					62,780,905	16.4

KENYA					1,087,178	0.3

KOREA, REPUBLIC OF
KRW	5,764,500,000		Korea Treasury Bond	1.375%, 09/10/21	4,760,393	1.3
	3,660,000,000		Korea Treasury Bond	1.875%, 03/10/22	3,053,470	0.8
	3,800,000,000		Korea Treasury Bond	1.500%, 03/10/25	3,154,408	0.8
	2,815,000,000		Korea Treasury Bond	2.375%, 09/10/38	2,569,366	0.7
			Other		4,092,958	1.1
					17,630,595	4.7
LEBANON					220,500	0.1

MEXICO					2,751,155	0.7

MOROCCO					1,076,560	0.3

NETHERLANDS
EUR	2,075,000	g	Netherlands Government International Bond	0.750%, 07/15/28	2,494,094	0.7
			Other		1,054,489	0.3
					3,548,583	1.0

NEW ZEALAND					2,483,138	0.6

NIGERIA					998,960	0.3

NORWAY
NOK	29,120,000	g	Norway Government International Bond	1.375%, 08/19/30	3,050,286	0.8
					3,050,286	0.8

PANAMA					1,012,500	0.3

PARAGUAY					962,000	0.3

PERU
PEN	8,300,000	g	Peruvian Government International Bond	5.400%, 08/12/34	2,530,309	0.7
			Other		406,000	0.1
					2,936,309	0.8

PHILIPPINES					1,274,689	0.3

POLAND
PLN	8,445,000		Republic of Poland Government International Bond	3.250%, 07/25/25	2,267,478	0.6
	7,675,000		Republic of Poland Government International Bond	2.750%, 10/25/29	2,059,250	0.5
			Other		1,168,581	0.3
					5,495,309	1.4

PORTUGAL
EUR	1,800,000	g	Portugal Obrigacoes do Tesouro OT	1.950%, 06/15/29	2,171,927	0.6
			Other		2,353,195	0.6
					4,525,122	1.2

28	2020 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Consolidated summary portfolio of investments (unaudited)	continued

International Bond Fund  ■  April 30, 2020

						% of net
Principal			Issuer		Value	assets
QATAR					$611,312	0.2%

REPUBLIC OF SERBIA					3,487,604	0.8

ROMANIA					739,792	0.2

SAUDI ARABIA					1,118,722	0.3

SENEGAL					941,241	0.2

SLOVENIA					1,207,240	0.3

SOUTH AFRICA					1,633,135	0.5

SPAIN
EUR	4,600,000	g	Spain Government International Bond	2.750%, 10/31/24	5,628,666	1.5
	$3,720,000	g	Spain Government International Bond	0.600%–1.850%, 07/30/28–07/30/35	4,262,584	1.1
			Other		1,278,354	0.3
					11,169,604	2.9

SRI LANKA					604,936	0.2

SUPRANATIONAL
AUD	4,100,000		International Bank for Reconstruction & Development	2.200%, 02/27/24	2,807,745	0.7
			Other		6,638,974	1.7
					9,446,719	2.4

SWEDEN					712,177	0.2

THAILAND
THB	60,500,000		Thailand Government International Bond	2.400%, 12/17/23	1,973,563	0.5
	55,000,000		Thailand Government International Bond	3.300%, 06/17/38	2,162,463	0.6
					4,136,026	1.1

UKRAINE
UAH, EUR	33,725,000	g	Ukraine Government
			International Bond	4.375%–17.000%, 05/11/22–01/27/30	3,602,699	1.0
					3,602,699	1.0

UNITED ARAB EMIRATES					1,292,625	0.3

UNITED KINGDOM
GBP	3,075,000		United Kingdom Gilt	0.500%, 07/22/22	3,914,305	1.0
	2,425,000		United Kingdom Gilt	1.625%, 10/22/28	3,433,583	0.9
	1,910,000		United Kingdom Gilt	4.750%, 12/07/30	3,536,066	0.9
	3,350,000		United Kingdom Gilt	1.750%, 09/07/37	5,060,415	1.3
	3,035,000		United Kingdom Gilt	1.500%, 07/22/47	4,717,762	1.2
			Other		1,148,150	0.3
					21,810,281	5.6

URUGUAY					429,636	0.1

UZBEKISTAN					1,451,970	0.4
			TOTAL GOVERNMENT BONDS (Cost $289,573,371)		287,499,558	75.5
			TOTAL BONDS (Cost $360,274,594)		355,905,778	93.5

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2020 Semiannual Report	29

Consolidated summary portfolio of investments (unaudited)	continued

International Bond Fund  ■  April 30, 2020

				% of net
Principal	Issuer		Value	assets
SHORT-TERM INVESTMENTS
EGYPT			$2,860,889	0.7%
			2,860,889	0.7

UNITED STATES
$5,555,000	Federal Farm Credit Bank (FFCB)	0.010%, 05/01/20	5,555,000	1.5
			5,555,000	1.5
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,356,882)		8,415,889	2.2
	TOTAL PORTFOLIO (Cost $374,636,993)		369,737,063	97.1
	OTHER ASSETS & LIABILITIES, NET		10,882,775	2.9
	NET ASSETS		$380,619,838	100.0%

Abbreviation(s):
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
ILS	New Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
PEN	Peruvian Sol
PLN	Polish Zloty
THB	Thai Baht
UAH	Ukrainian Hryvnia

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/20, the aggregate value of these securities is $88,351,107 or 23.2% of net assets.
j	Zero coupon
z	All or a portion of this security is owned by TIAA-CREF International Bond Offshore Limited which is a 100% owned subsidiary of the fund.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent less than 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Consolidated summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Forward foreign currency contracts outstanding as of April 30, 2020 were as follows:

Currency		Currency				Unrealized
to be		to be			Settlement	appreciation
purchased	Receive	sold	Deliver	Counterparty	date	(depreciation )
	$62,850,950	JPY	6,864,436,194	Australia and New Zealand Banking Group	06/30/20	$(1,175,295)
	$4,150,118	THB	134,667,190	Australia and New Zealand Banking Group	05/29/20	(12,061)
AUD	2,069,056		$1,305,299	Australia and New Zealand Banking Group	06/30/20	43,229
Total						$(1,144,127)
	$609,328	EUR	557,014	Bank of America	06/30/20	$(1,850)
	$5,565,419	PLN	23,337,151	Bank of America	05/29/20	(57,999)
EUR	294,653		$325,660	Bank of America	06/30/20	(2,356)
Total						$(62,205)

30	2020 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Consolidated summary portfolio of investments (unaudited)	concluded

International Bond Fund  ■  April 30, 2020

Currency		Currency				Unrealized
to be		to be			Settlement	appreciation
purchased	Receive	sold	Deliver	Counterparty	date	(depreciation )
	$11,660,514	CAD	16,328,984	Citibank, N.A.	06/30/20	$(72,185)
	$6,493,680	CNY	46,100,000	Citibank, N.A.	05/29/20	(21,286)
	$1,154,340	EUR	1,065,314	Citibank, N.A.	06/30/20	(14,565)
	$138,283,808	EUR	125,297,624	Citibank, N.A.	06/30/20	802,296
	$1,001,434	GBP	798,848	Citibank, N.A.	06/30/20	(4,987)
	$24,200,564	GBP	19,995,058	Citibank, N.A.	06/30/20	(990,005)
	$1,156,936	HUF	379,800,000	Citibank, N.A.	05/29/20	(23,243)
	$3,561,721	ILS	12,948,611	Citibank, N.A.	06/30/20	(159,786)
	$2,998,938	KRW	3,811,020,000	Citibank, N.A.	06/30/20	(141,465)
	$10,457,784	KRW	12,791,438,422	Citibank, N.A.	06/30/20	(82,772)
	$3,655,310	NOK	38,123,286	Citibank, N.A.	06/30/20	(67,154)
	$686,259	SEK	6,814,296	Citibank, N.A.	06/30/20	(12,651)
EUR	2,938,643		$3,181,803	Citibank, N.A.	06/30/20	42,592
EUR	3,056,499		$3,328,005	Citibank, N.A.	06/30/20	25,707
EUR	190,801		$207,900	Citibank, N.A.	06/30/20	1,454
GBP	796,963		$977,881	Citibank, N.A.	06/30/20	26,165
Total						$(691,885)
	$7,607,166	AUD	12,579,663	Morgan Stanley	06/30/20	$(591,755)
	$1,982,774	EUR	1,800,000	Morgan Stanley	06/15/20	8,409
	$210,911	EUR	193,631	Morgan Stanley	06/30/20	(1,549)
	$786,127	EUR	723,950	Morgan Stanley	06/30/20	(8,220)
	$2,965,573	KRW	3,725,148,000	Morgan Stanley	06/30/20	(104,069)
	$3,284,464	NZD	5,522,251	Morgan Stanley	06/30/20	(101,780)
EUR	746,340		$809,470	Morgan Stanley	05/06/20	8,490
EUR	6,727		$7,430	Morgan Stanley	06/30/20	(49)
EUR	309,623		$339,269	Morgan Stanley	06/30/20	462
EUR	270,053		$295,918	Morgan Stanley	06/30/20	395
EUR	752,247		$819,746	Morgan Stanley	06/30/20	5,649
EUR	1,375,223		$1,506,856	Morgan Stanley	06/30/20	2,093
EUR	97,094		$105,306	Morgan Stanley	06/30/20	1,230
JPY	367,694,523		$3,415,163	Morgan Stanley	06/30/20	14,412
	$393,573	ZAR	7,449,374	Morgan Stanley	05/29/20	(7,022)
Total						$(773,304)
	$1,746,880	CNY	12,380,000	Toronto Dominion Bank	05/29/20	$(2,693)
	$1,352,314	EUR	1,234,413	Toronto Dominion Bank	06/30/20	(2,133)
CAD	1,766,371		$1,253,154	Toronto Dominion Bank	06/30/20	16,018
JPY	363,879,283		$3,406,934	Toronto Dominion Bank	06/30/20	(12,944)
Total						$(1,752)
Total						$(2,673,273)

Abbreviation(s):		JPY	Japanese Yen
AUD	Australian Dollar	KRW	South Korean Won
CAD	Canadian Dollar	NOK	Norwegian Krone
CNY	Chinese Yuan	NZD	New Zealand Dollar
EUR	Euro	PLN	Polish Zloty
GBP	Pound Sterling	SEK	Swedish Krona
HUF	Hungarian Forint	THB	Thai Baht
ILS	New Israeli Shekel	ZAR	South African Rand

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2020 Semiannual Report	31

Consolidated summary of market values by sector

(unaudited)

International Bond Fund  ■  April 30, 2020

		% of net
Sector	Value	assets
GOVERNMENT	$287,499,558	75.5%
FINANCIALS	20,623,946	5.4
HEALTH CARE	10,198,988	2.7
INDUSTRIALS	7,985,170	2.1
COMMUNICATION SERVICES	6,313,156	1.7
INFORMATION TECHNOLOGY	5,816,938	1.5
MATERIALS	4,602,272	1.2
CONSUMER DISCRETIONARY	4,384,358	1.2
CONSUMER STAPLES	4,364,147	1.1
REAL ESTATE	3,862,776	1.0
ENERGY	3,448,431	0.9
UTILITIES	2,221,434	0.6
SHORT-TERM INVESTMENTS	8,415,889	2.2
OTHER ASSETS & LIABILITIES, NET	10,882,775	2.9
NET ASSETS	$380,619,838	100.0%

32	2020 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Statements of assets and liabilities (unaudited)

TIAA-CREF Funds  ■  April 30, 2020

	Emerging Markets Debt Fund	International Bond Fund	§

ASSETS
Portfolio investments, at value†	$396,729,813	$369,737,063
Cash	797,809	3,514,350
Cash – foreign^	10,634	—
Receivable from securities transactions	751,940	931,155
Receivable for delayed delivery securities	—	164,900
Receivable from Fund shares sold	9,255,616	10,662,842
Dividends and interest receivable	7,566,003	2,731,787
Due from affiliates	187,393	196,767
Unrealized appreciation on forward foreign currency contracts	—	998,601
Other	14,632	8,161
Total assets	415,313,840	388,945,626

LIABILITIES
Management fees payable	180,924	149,482
Service agreement fees payable	13,263	1,420
Distribution fees payable	3,408	332
Due to affiliates	37,657	36,811
Overdraft payable	—	1,013,299
Payable for securities transactions	—	9,406
Payable for delayed delivery securities	2,000,000	3,308,510
Payable for Fund shares redeemed	399,810	35,214
Unrealized depreciation on forward foreign currency contracts	—	3,671,874
Payable for trustee compensation	14,108	7,872
Accrued expenses and other payables	93,701	91,568
Total liabilities	2,742,871	8,325,788
NET ASSETS	$412,570,969	$380,619,838

NET ASSETS CONSIST OF:
Paid-in-capital	$489,085,658	$382,028,666
Total distributable earnings (loss)	(76,514,689)	(1,408,828)
NET ASSETS	$412,570,969	$380,619,838
§ Consolidated statement of assets and liabilities (see Note 1)
† Portfolio investments, cost	$477,677,738	$374,636,993
^ Foreign cash, cost	$11,814	$—

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2020 Semiannual Report	33

Statements of assets and liabilities (unaudited)	concluded

TIAA-CREF Funds  ■  April 30, 2020

	Emerging Markets Debt Fund	International Bond Fund	§

INSTITUTIONAL CLASS:
Net assets	$21,323,477	$769,539
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,494,360	78,131
Net asset value per share	$8.55	$9.85

ADVISOR CLASS:
Net assets	$20,308,706	$101,634
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,369,542	10,326
Net asset value per share	$8.57	$9.84

PREMIER CLASS:
Net assets	$216,045	$101,878
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	25,277	10,285
Net asset value per share	$8.55	$9.91

RETIREMENT CLASS:
Net assets	$15,132,638	$7,259,132
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,771,415	737,936
Net asset value per share	$8.54	$9.84

RETAIL CLASS:
Net assets	$15,896,965	$1,524,167
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,861,263	154,855
Net asset value per share	$8.54	$9.84

CLASS W:
Net assets	$339,693,138	$370,863,488
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	39,735,380	37,590,611
Net asset value per share	$8.55	$9.87

34	2020 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Statements of operations (unaudited)

TIAA-CREF Funds  ■  For the period ended April 30, 2020

	Emerging Markets Debt Fund	International Bond Fund §

INVESTMENT INCOME
Interest*	$16,849,919	$4,531,327
Total income	16,849,919	4,531,327

EXPENSES
Management fees	1,454,875	1,082,397
Shareholder servicing — Institutional Class	515	24
Shareholder servicing — Advisor Class	11,326	3
Shareholder servicing — Premier Class	29	22
Shareholder servicing — Retirement Class	22,822	8,123
Shareholder servicing — Retail Class	4,650	1,567
Shareholder servicing — Class W	349	283
Distribution fees — Premier Class	514	77
Distribution fees — Retail Class	27,508	1,908
Administrative service fees	49,261	48,145
Trustee fees and expenses	3,444	2,550
Other expenses	153,926	175,439
Total expenses	1,729,219	1,320,538
Less: Expenses reimbursed by the investment adviser	(1,315,561)	(1,273,665)
Net expenses	413,658	46,873
Net investment income (loss)	16,436,261	4,484,454

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	2,832,671	4,816,980
Forward foreign currency contracts	(12,606)	9,956,439
Futures contracts	(65,990)	—
Foreign currency transactions	(1,527,837)	(3,013,565)
Net realized gain (loss) on total investments	1,226,238	11,759,854
Change in unrealized appreciation (depreciation) on:
Portfolio investments‡	(89,983,388)	(20,170,256)
Forward foreign currency contracts	23,414	(1,309,533)
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(29,553)	(56,174)
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	(89,989,527)	(21,535,963)
Net realized and unrealized gain (loss) on total investments	(88,763,289)	(9,776,109)
Net increase (decrease) in net assets from operations	$(72,327,028)	$(5,291,655)
* Net of foreign withholding taxes of	$100,366	$117,162
§ Consolidated statement of operations (see Note 1)
‡ Includes net change in unrealized foreign capital gains taxes of	$8,304	$—

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2020 Semiannual Report	35

Statements of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended

		Emerging Markets Debt Fund		International Bond Fund§
		April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019
		(unaudited )		(unaudited )
OPERATIONS
Net investment income (loss)		$16,436,261	$32,110,574	$4,484,454	$9,495,608
Net realized gain (loss) on total investments		1,226,238	(2,388,230)	11,759,854	9,669,684
Net change in unrealized appreciation (depreciation) on total investments		(89,989,527)	43,315,427	(21,535,963)	25,358,957
Net increase (decrease) in net assets from operations		(72,327,028)	73,037,771	(5,291,655)	44,524,249

DISTRIBUTIONS TO SHAREHOLDERS
	Institutional Class	(961,196)	(1,251,544)	(18,717)	(30,596)
	Advisor Class	(765,798)	(532,985)	(2,755)	(5,826)
	Premier Class	(15,844)	(48,151)	(2,704)	(5,357)
	Retirement Class	(471,170)	(834,603)	(145,875)	(260,380)
	Retail Class	(583,409)	(886,053)	(34,693)	(55,261)
	Class W	(13,239,995)	(24,507,058)	(11,358,780)	(22,269,503)
Total distributions		(16,037,412)	(28,060,394)	(11,563,524)	(22,626,923)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	10,066,800	30,002,711	184,684	268,307
	Advisor Class	39,227,494	26,981,571	500	25,566
	Premier Class	312,944	47,111	—	—
	Retirement Class	4,972,991	6,412,464	2,883,062	2,414,542
	Retail Class	15,274,954	36,481,366	613,230	271,607
	Class W	48,894,562	90,409,139	67,500,030	154,582,901
Reinvestments of distributions:	Institutional Class	904,181	1,130,955	18,450	30,059
	Advisor Class	762,132	527,332	—	340
	Premier Class	9,537	35,725	—	—
	Retirement Class	470,916	834,115	145,582	259,805
	Retail Class	575,342	882,372	34,055	53,017
Redemptions:	Institutional Class	(25,634,407)	(9,235,425)	(127,854)	(48,500)
	Advisor Class	(29,294,483)	(12,370,882)	—	(29,753)
	Premier Class	(961,387)	(330,559)	—	—
	Retirement Class	(6,491,215)	(4,200,215)	(1,381,492)	(1,420,851)
	Retail Class	(19,471,061)	(22,848,080)	(348,607)	(168,448)
	Class W	(74,110,038)	(96,717,063)	(84,221,880)	(108,371,486)
Net increase (decrease) from shareholder transactions		(34,490,738)	48,042,637	(14,700,240)	47,867,106
Net increase (decrease) in net assets		(122,855,178)	93,020,014	(31,555,419)	69,764,432

NET ASSETS
Beginning of period		535,426,147	442,406,133	412,175,257	342,410,825
End of period		$412,570,969	$535,426,147	$380,619,838	$412,175,257

36	2020 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2020 Semiannual Report	37

Statements of changes in net assets	concluded

TIAA-CREF Funds  ■  For the period or year ended

		Emerging Markets Debt Fund		International Bond Fund§
		April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019
		(unaudited )		(unaudited )
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	1,066,495	3,035,816	19,062	21,655
	Advisor Class	3,892,719	2,723,869	51	2,581
	Premier Class	30,985	4,842	—	—
	Retirement Class	501,498	654,412	288,387	243,042
	Retail Class	1,562,221	3,800,331	60,916	27,021
	Class W	5,129,964	9,260,812	6,762,023	15,553,141
Shares reinvested:	Institutional Class	97,385	116,657	1,858	3,031
	Advisor Class	86,468	53,526	—	34
	Premier Class	966	3,747	—	—
	Retirement Class	51,528	86,617	14,661	26,261
	Retail Class	62,394	90,531	3,426	5,366
Shares redeemed:	Institutional Class	(2,716,321)	(939,019)	(12,584)	(4,988)
	Advisor Class	(3,397,774)	(1,242,542)	—	(2,849)
	Premier Class	(94,089)	(34,561)	—	—
	Retirement Class	(684,106)	(432,637)	(140,002)	(140,094)
	Retail Class	(1,998,899)	(2,344,678)	(35,670)	(17,088)
	Class W	(8,306,694)	(10,022,700)	(8,486,629)	(10,863,846)
Net increase (decrease) from shareholder transactions		(4,715,260)	4,815,023	(1,524,501)	4,853,267
§	Consolidated statement of changes in net assets (see Note 1)

38	2020 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2020 Semiannual Report	39

Financial highlights

TIAA-CREF Funds

		Selected per share data										Ratios and supplemental data
			Gain (loss) from investment operations											Ratios to average net assets
For the		Net asset	Net		Net realized & unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate
EMERGING MARKETS DEBT FUND
Institutional Class:
4/30/20	#	$10.10	$0.28		$(1.56)	$(1.28)	$(0.27)	$ —	$(0.27)	$ 8.55	(12.84)%[b]	$21,323		0.63%[c]		0.63%[c]		5.65%[c]		31%[b]
10/31/19		9.18	0.58		0.85	1.43	(0.51)	—	(0.51)	10.10	16.00	40,886		0.63		0.63		6.01		78
10/31/18		10.47	0.58		(1.13)	(0.55)	(0.53)	(0.21)	(0.74)	9.18	(5.58)	16,835		0.65		0.65		5.82		75
10/31/17		10.09	0.59		0.35	0.94	(0.54)	(0.02)	(0.56)	10.47	9.68	337,784		0.65		0.65		5.86		126
10/31/16		9.36	0.57		0.69	1.26	(0.53)	—	(0.53)	10.09	13.93	273,626		0.68		0.65		6.02		125
10/31/15		10.04	0.51		(0.83)	(0.32)	(0.36)	—	(0.36)	9.36	(3.15)	210,295		0.66		0.65		5.35		115
Advisor Class:
4/30/20	#	10.13	0.27		(1.57)	(1.30)	(0.26)	—	(0.26)	8.57	(12.93)[b]	20,309		0.70	[c]	0.70	[c]	5.64	[c]	31	[b]
10/31/19		9.20	0.57		0.87	1.44	(0.51)	—	(0.51)	10.13	16.00	18,116		0.71		0.71		5.82		78
10/31/18		10.48	0.59		(1.14)	(0.55)	(0.52)	(0.21)	(0.73)	9.20	(5.56)	2,330		0.71		0.71		5.94		75
10/31/17		10.10	0.59		0.35	0.94	(0.54)	(0.02)	(0.56)	10.48	9.64	141		0.70		0.70		5.81		126
10/31/16	‡	9.27	0.52		0.83	1.35	(0.52)	—	(0.52)	10.10	15.05 [b]	113		0.70	[c]	0.67	[c]	6.00	[c]	125
Premier Class:
4/30/20	#	10.09	0.27		(1.56)	(1.29)	(0.25)	—	(0.25)	8.55	(12.91)[b]	216		0.78	[c]	0.78	[c]	5.35	[c]	31	[b]
10/31/19		9.17	0.57		0.85	1.42	(0.50)	—	(0.50)	10.09	15.84	882		0.79		0.79		5.91		78
10/31/18		10.46	0.55		(1.11)	(0.56)	(0.52)	(0.21)	(0.73)	9.17	(5.72)	1,040		0.80		0.80		5.74		75
10/31/17		10.08	0.58		0.34	0.92	(0.52)	(0.02)	(0.54)	10.46	9.53	373		0.82		0.80		5.71		126
10/31/16		9.35	0.56		0.68	1.24	(0.51)	—	(0.51)	10.08	13.78	257		0.84		0.80		5.91		125
10/31/15		10.04	0.49		(0.84)	(0.35)	(0.34)	—	(0.34)	9.35	(3.44)	957		0.86		0.80		5.09		115
Retirement Class:
4/30/20	#	10.09	0.27		(1.57)	(1.30)	(0.25)	—	(0.25)	8.54	(12.98)[b]	15,133		0.88	[c]	0.88	[c]	5.50	[c]	31	[b]
10/31/19		9.18	0.56		0.84	1.40	(0.49)	—	(0.49)	10.09	15.61	19,204		0.88		0.88		5.79		78
10/31/18		10.46	0.55		(1.11)	(0.56)	(0.51)	(0.21)	(0.72)	9.18	(5.73)	14,626		0.90		0.90		5.55		75
10/31/17		10.08	0.57		0.34	0.91	(0.51)	(0.02)	(0.53)	10.46	9.42	13,333		0.90		0.90		5.63		126
10/31/16		9.35	0.55		0.69	1.24	(0.51)	—	(0.51)	10.08	13.69	7,635		0.93		0.90		5.66		125
10/31/15		10.04	0.49		(0.84)	(0.35)	(0.34)	—	(0.34)	9.35	(3.51)	2,351		0.94		0.90		5.09		115
Retail Class:
4/30/20	#	10.09	0.26		(1.56)	(1.30)	(0.25)	—	(0.25)	8.54	(13.00)[b]	15,897		0.92	[c]	0.92	[c]	5.41	[c]	31	[b]
10/31/19		9.18	0.56		0.83	1.39	(0.48)	—	(0.48)	10.09	15.55	22,567		0.92		0.92		5.77		78
10/31/18		10.46	0.55		(1.12)	(0.57)	(0.50)	(0.21)	(0.71)	9.18	(5.79)	6,326		0.99		0.99		5.63		75
10/31/17		10.08	0.56		0.34	0.90	(0.50)	(0.02)	(0.52)	10.46	9.28	1,585		1.17		1.00		5.50		126
10/31/16		9.35	0.54		0.69	1.23	(0.50)	—	(0.50)	10.08	13.61	1,571		1.01		0.99		5.63		125
10/31/15		10.04	0.48		(0.84)	(0.36)	(0.33)	—	(0.33)	9.35	(3.59)	1,257		0.97		0.97		4.96		115
Class W:
4/30/20	#	10.11	0.31		(1.57)	(1.26)	(0.30)	—	(0.30)	8.55	(12.62)[b]	339,693		0.63	[c]	0.00	[c]	6.38	[c]	31	[b]
10/31/19		9.19	0.65		0.84	1.49	(0.57)	—	(0.57)	10.11	16.72	433,771		0.63		0.00		6.68		78
10/31/18	††	9.37	0.05		(0.23)	(0.18)	—	—	—	9.19	(1.92)[b]	401,249		0.64	[c]	0.00	[c]	6.37	[c]	75

40	2020 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2020 Semiannual Report	41

Financial highlights	concluded

TIAA-CREF Funds

		Selected per share data										Ratios and supplemental data
			Gain (loss) from investment operations											Ratios to average net assets
For the		Net asset	Net		Net realized & unrealized	Total gain	Less distributions from		Total	Net asset		Net assets						Net
period or year ended		value, beginning of period	investment income (loss	)[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period (in thousands	)	Gross expenses		Net expenses		investment income (loss	)	Portfolio turnover rate
INTERNATIONAL BOND FUND§
Institutional Class:
4/30/20	#	$10.27	$0.08		$(0.23)	$(0.15)	$(0.27)	$ —	$(0.27)	$ 9.85	(1.51)%[b]	$770		0.65%[c]		0.60%[c]		1.64%[c]		32%[b]
10/31/19		9.71	0.19		0.91	1.10	(0.54)	—	(0.54)	10.27	11.63	717		0.67		0.62		1.87		51
10/31/18		9.89	0.19		(0.18)	0.01	(0.19)	—	(0.19)	9.71	0.07	487		0.70		0.65		1.87		62
10/31/17		9.87	0.16		0.12	0.28	(0.25)	(0.01)	(0.26)	9.89	2.92	244,048		0.70		0.65		1.64		133
10/31/16	†	10.00	0.03		(0.16)	(0.13)	—	—	—	9.87	(1.30)[b]	227,410		1.82	[c]	0.65	[c]	1.28	[c]	18	[b]
Advisor Class:
4/30/20	#	10.27	0.08		(0.24)	(0.16)	(0.27)	—	(0.27)	9.84	(1.60)[b]	102		0.65	[c]	0.60	[c]	1.64	[c]	32	[b]
10/31/19		9.71	0.18		0.91	1.09	(0.53)	—	(0.53)	10.27	11.60	106		0.70		0.65		1.85		51
10/31/18		9.90	0.18		(0.18)	0.00 [d]	(0.19)	—	(0.19)	9.71	(0.06)	102		0.71		0.66		1.83		62
10/31/17		9.87	0.16		0.13	0.29	(0.25)	(0.01)	(0.26)	9.90	2.98	992		0.70		0.65		1.66		133
10/31/16	†	10.00	0.02		(0.15)	(0.13)	—	—	—	9.87	(1.30)[b]	987		1.96	[c]	0.80	[c]	0.94	[c]	18	[b]
Premier Class:
4/30/20	#	10.34	0.07		(0.24)	(0.17)	(0.26)	—	(0.26)	9.91	(1.64)[b]	102		0.84	[c]	0.77	[c]	1.46	[c]	32	[b]
10/31/19		9.77	0.17		0.92	1.09	(0.52)	—	(0.52)	10.34	11.48	106		0.83		0.79		1.71		51
10/31/18		9.89	0.17		(0.17)	0.00 [d]	(0.12)	—	(0.12)	9.77	(0.04)	100		0.86		0.80		1.69		62
10/31/17		9.87	0.15		0.12	0.27	(0.24)	(0.01)	(0.25)	9.89	2.82	989		0.84		0.79		1.51		133
10/31/16	†	10.00	0.02		(0.15)	(0.13)	—	—	—	9.87	(1.30)[b]	987		2.50	[c]	0.80	[c]	0.94	[c]	18	[b]
Retirement Class:
4/30/20	#	10.27	0.07		(0.24)	(0.17)	(0.26)	—	(0.26)	9.84	(1.67)[b]	7,259		0.90	[c]	0.85	[c]	1.38	[c]	32	[b]
10/31/19		9.71	0.16		0.91	1.07	(0.51)	—	(0.51)	10.27	11.36	5,903		0.91		0.87		1.62		51
10/31/18		9.88	0.16		(0.18)	(0.02)	(0.15)	—	(0.15)	9.71	(0.18)	4,326		0.95		0.90		1.61		62
10/31/17		9.86	0.14		0.13	0.27	(0.24)	(0.01)	(0.25)	9.88	2.79	2,883		0.95		0.90		1.44		133
10/31/16	†	10.00	0.02		(0.16)	(0.14)	—	—	—	9.86	(1.40)[b]	1,389		2.53	[c]	0.90	[c]	0.84	[c]	18	[b]
Retail Class:
4/30/20	#	10.28	0.06		(0.24)	(0.18)	(0.26)	—	(0.26)	9.84	(1.81)[b]	1,524		1.10	[c]	0.97	[c]	1.26	[c]	32	[b]
10/31/19		9.71	0.15		0.92	1.07	(0.50)	—	(0.50)	10.28	11.36	1,297		1.17		0.99		1.50		51
10/31/18		9.88	0.15		(0.18)	(0.03)	(0.14)	—	(0.14)	9.71	(0.36)	1,077		1.13		1.00		1.50		62
10/31/17		9.86	0.14		0.12	0.26	(0.23)	(0.01)	(0.24)	9.88	2.73	1,692		0.96		0.90		1.42		133
10/31/16	†	10.00	0.02		(0.16)	(0.14)	—	—	—	9.86	(1.40)[b]	1,144		4.29	[c]	1.00	[c]	0.75	[c]	18	[b]
Class W:
4/30/20	#	10.28	0.11		(0.24)	(0.13)	(0.28)	—	(0.28)	9.87	(1.25)[b]	370,863		0.65	[c]	0.00	[c]	2.23	[c]	32	[b]
10/31/19		9.71	0.25		0.92	1.17	(0.60)	—	(0.60)	10.28	12.44	404,046		0.66		0.00		2.49		51
10/31/18	††	9.74	0.02		(0.05)	(0.03)	—	—	—	9.71	(0.31)[b]	336,319		0.67	[c]	0.00	[c]	2.98	[c]	62

#	Unaudited
§	Consolidated financial highlights (see Note 1)
†	The Fund commenced operations on August 5, 2016.
††	Class W commenced operations on September 28, 2018.
‡	Advisor Class commenced operations on December 4, 2015.
a	Based on average shares outstanding.
b	The percentages shown for this period are not annualized.
c	The percentages shown for this period are annualized.
d	Amount represents less than $0.01 per share.

42	2020 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2020 Semiannual Report	43

Notes to financial statements (unaudited)

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Emerging Markets Debt Fund and International Bond Fund (collectively the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer six share classes: Institutional Class, Advisor Class, Premier Class, Retirement Class, Retail Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the longterm cannot be reasonably estimated at this time. There have been no comparable recent events that provide guidance as to the effect the spread of COVID-19 as a global pandemic may have on the Funds’ financial performance. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

44	2020 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. In many cases, these estimates are based on data from the prior calendar year end.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

TIAA-CREF International Fixed-Income Funds ■ 2020 Semiannual Report	45

Notes to financial statements (unaudited)

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

Basis for consolidation: The International Bond Fund is presented on a consolidated basis with the TIAA-CREF International Bond Fund Offshore Limited (“Subsidiary”), a wholly owned subsidiary of the International Bond Fund organized under the laws of the Cayman Islands. The Subsidiary commenced operations on March 1, 2017 and is intended to provide the Fund with exposure to Regulation S fixed-income securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private placement transactions with the Commission pursuant to Regulation S under the Securities Act of 1933 as amended. The Subsidiary is advised by Advisors and has the same investment objective as the Fund, but unlike the Fund, it may invest in Regulation S securities without limitation. As of April 30, 2020, the net assets of the Subsidiary were $26,905,351 representing 7% of the Fund’s consolidated net assets. All inter-company transactions and balances have been eliminated.

Select financial information related to the Subsidiary is as follows:

Total market value of investments	$28,699,765
Net assets	$26,905,351
Net investment income (loss)	$291,500
Net realized gain (loss)	$314,873
Net change in unrealized appreciation (depreciation)	$(2,707,472)

New accounting pronouncement: In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to

46	2020 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

continued

companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, but is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of Assets and Liabilities measured at fair value follows:

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest

TIAA-CREF International Fixed-Income Funds ■ 2020 Semiannual Report	47

Notes to financial statements (unaudited)

available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized as Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended April 30, 2020, the Emerging Markets Debt Fund had material transfers from Level 2 to Level 3 as a result of various market related factors. Please refer to the Level 3 reconciliation below.

The following table summarizes the market value of the Funds’ investments as of April 30, 2020, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Emerging Markets Debt
Africa/Middle East	$—	$83,521,275	$2,615,691	$86,136,966
Asia	—	88,998,476	—	88,998,476
Europe	—	44,822,169	—	44,822,169
Latin America	77,879	154,824,315	11,048,756	165,950,950
All other debt investments*	—	1,796,825	—	1,796,825
Short-term investments	—	9,024,427	—	9,024,427
Total	$77,879	$382,987,487	$13,664,447	$396,729,813
International Bond
Africa/Middle East	$—	$24,442,871	$220,500	$24,663,371
Asia	—	122,684,431	—	122,684,431
Europe	—	132,374,592	—	132,374,592
Latin America	—	16,860,162	469,615	17,329,777
North America	—	53,814,260	—	53,814,260
All other debt investments*	—	10,454,743	—	10,454,743
Short-term investments	—	8,415,889	—	8,415,889
Forward foreign currency contracts**	—	(2,673,273)	—	(2,673,273)
Total	$—	$366,373,675	$690,115	$367,063,790

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments are not reflected in the market value of portfolio investments.

48	2020 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

continued

The following table is a reconciliation of the Emerging Markets Debt Fund’s investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments
Balance as of October 31, 2019	$6,384,611
Purchases	297,706
Sales	(1,675,001)
Gains (losses)	(1,407,241)
Change in unrealized appreciation (depreciation)	(17,551,917)
Transfers into Level 3	27,616,289
Balance as of April 30, 2020	$13,664,447

The following table summarizes the significant unobservable inputs used to value Level 3 investments in the Emerging Markets Debt Fund as of April 30, 2020:

	Fair value	Valuation technique	Unobservable input	Range (weighted average)§
Corporate bonds	$2,008,337	Recent market transaction	Discount	38.0%–99.2% (50.2%)
Government bonds	11,656,110	Recent market transaction	Discount	55.0%–84.3% (74.1%)
Total	$13,664,447
§	Unobservable inputs were weighted by the relative fair value of the instruments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At April 30, 2020, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Asset derivatives		Liability derivatives
Derivative contract	Location	Fair value amount	Location	Fair value amount
International Bond Fund
Foreign-exchange contracts	Forward foreign currency contracts	$998,601	Forward foreign currency contracts	$(3,671,874)

For the period ended April 30, 2020, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Derivative contracts	Location	Realized gain (loss )	Change in unrealized appreciation (depreciation	)
Emerging Markets Debt Fund
Foreign-exchange contracts	Forward foreign currency contracts	$(12,606)	$23,414
Equity contracts	Futures transactions	(65,990)	—
International Bond Fund
Foreign-exchange contracts	Forward foreign currency contracts	9,956,439	(1,309,533)

TIAA-CREF International Fixed-Income Funds ■ 2020 Semiannual Report	49

Notes to financial statements (unaudited)

Forward foreign currency contracts: Certain Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation in the Statements of Assets and Liabilities. The Funds realize gains and losses at the time the forward is closed. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts; from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statements of Assets and Liabilities. During the period ended April 30, 2020, the Emerging Markets Debt Fund and the International Bond Fund had exposure to forwards, based on underlying notional values, generally between 0% and 77% of net assets. The forward contracts outstanding as of April 30, 2020 are disclosed in the Summary portfolio of investments and the full Schedules of investments.

Futures contracts: Certain Funds are subject to interest rate and foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the bond and foreign exchange markets and to fluctuations in interest and foreign exchange rates. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the period ended April 30, 2020, the Emerging Markets Debt Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 1% of net assets. As of April 30, 2020 there are no outstanding future contracts.

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Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement, with respect to each Fund, Advisors provides asset management services to the Funds for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

The Subsidiary has entered into an investment management agreement with Advisors. Under this agreement, Advisors provides the same management services to the Subsidiary as it does to the International Bond Fund. Advisors is not compensated directly by the Subsidiary for their services, rather they are provided a management fee on the average net assets of the Fund which includes investments in the Subsidiary. The Fund bears all operating expenses of the Subsidiary.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of April 30, 2020, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

TIAA-CREF International Fixed-Income Funds ■ 2020 Semiannual Report	51

Notes to financial statements (unaudited)

	Investment management fee range	Investment management fee—effective rate	Service agreement fee	Distribution fee
			Retirement Class	Premier Class	Retail Class
Emerging Markets Debt	0.45%–0.55%	0.55%	0.25%	0.15%	0.25%
International Bond	0.40–0.50[a]	0.53	0.25	0.15	0.25

	Maximum expense amounts‡
	Institutional Class	Advisor Class	Premier Class	Retirement Class	Retail Class	Class W§
Emerging Markets Debt	0.65%	0.80%	0.80%	0.90%	1.00%	0.65%
International Bond	0.60	0.75	0.75	0.85	0.95	0.60

‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2021. The reimbursement arrangements can only be changed with the approval of the Board.
§	Advisors has contractually agreed to waive and/or reimburse Class W’s Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. Advisors expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed with approval of the Board.
[a]	Prior to March 1, 2020, the investment management fee range for the International Bond Fund was 0.45%–0.55% of average daily net assets.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the period ended April 30, 2020, the Funds did not have any securities transactions with affiliated entities.

The following is the percentage of the Fund’s shares owned by affiliates as of April 30, 2020:

Underlying Fund	TIAA-CREF Lifecycle Funds
Emerging Markets Debt	82%
International Bond	97%

Note 5—investments

Repurchase agreements: Each Fund may enter into repurchase agreements with banks or broker-dealers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase

52	2020 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

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obligation, the Fund maintains the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Amounts receivable and/or payable for these transactions are reflected separately in the Statements of Assets and Liabilities.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At April 30, 2020, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized (depreciation )	Net unrealized appreciation (depreciation )
Emerging Markets Debt	$477,770,010	$4,230,297	$(85,270,494)	$(81,040,197)
International Bond Fund	381,742,330	10,642,367	(25,320,907)	(14,678,540)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the period ended April 30, 2020 were as follows:

Fund	Non-U.S. government purchases	Non-U.S. government sales
Emerging Markets Debt	$153,496,824	$190,392,855
International Bond Fund	122,456,439	131,063,496

TIAA-CREF International Fixed-Income Funds ■ 2020 Semiannual Report	53

Notes to financial statements (unaudited)

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended October 31, 2019 was as follows:

Fund	Ordinary income	Long-term capital gains	Total
Emerging Markets Debt	$28,060,394	$—	$28,060,394
International Bond	22,626,923	—	22,626,923

The tax character of the fiscal year 2020 distributions will be determined at the end of the fiscal year.

Note 7—emerging markets risks

The Emerging Markets Debt Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Note 8—inter-fund lending program

Pursuant to an exemptive order issued by the Commission, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the period ended April 30, 2020, there were no inter-fund borrowing or lending transactions.

Note 9—line of credit

Each of the Funds participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 18, 2019 expiring on June 16, 2020, replacing the previous $1.25 billion facility, which expired June 2019. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated

54	2020 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

concluded

accounts or mutual funds. For the period ended April 30, 2020, there were no borrowings under this credit facility by the Funds.

Note 10—subsequent event

Advisors has agreed to implement voluntary waivers reducing the expense cap for the Emerging Markets Debt Fund for one year effective May 1, 2020. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. During this one-year period, the expense cap after the waiver for the fund is as follows:

Fund	Waiver	Maximum expense amount
Emerging Markets Debt – Retirement Class	0.05%	0.85%

TIAA-CREF International Fixed-Income Funds ■ 2020 Semiannual Report	55

Approval of investment management agreement (unaudited)

Board renewal of the investment management agreement for the TIAA-CREF Emerging Markets Debt Fund and TIAA-CREF International Bond Fund

The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust on behalf of each series of the Trust. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to the TIAA-CREF Emerging Markets Debt Fund and the TIAA-CREF International Bond Fund (the “Funds”).

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Trustees is an interested person of the Trust under the 1940 Act. Rather, they are all deemed to be independent Trustees.

Under normal circumstances, Section 15(c) requires this annual renewal to be made at an in-person meeting of the Board. However, due to the COVID-19 pandemic, the Securities and Exchange Commission (“SEC”) issued a temporary, conditional exemptive order on March 13, 2020, as extended on March 25, 2020 (the “SEC Order”), permitting mutual fund boards to vote to approve matters subject to the Section 15(c) in-person approval requirement at a meeting that is not held in person if the board determines that reliance on the SEC Order is necessary or appropriate due to prevailing circumstances related to the current or potential effects of COVID-19 and the board ratifies any action taken pursuant to the SEC Order at its next in-person meeting.

Overview of the renewal process

The Board held a telephonic meeting on March 26, 2020, in order to consider the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board described further below. At the outset of the meeting, the Board considered reliance upon the SEC Order and determined that such reliance was necessary due to, among other considerations, COVID-19 pandemic-related social distancing requirements, travel restrictions and other governmental mandates imposed for health and safety reasons. The Board noted that it would ratify actions taken at this meeting pursuant to the SEC Order at its next in-person meeting.

56	2020 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.

Among other matters, the Operations Committee or certain of its designated members, following consultations with representatives of Advisors, other Board members, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidance provided by the Operations Committee or certain of its designated members on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data for each Fund, including data relating to each Fund’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board discussed, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its reports is to provide an objective view of each Fund’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of each Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class as the base class for comparison purposes.

Among other matters, the Board also requested and received additional information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

In advance of the Board meeting held on March 26, 2020, legal counsel for the Trustees requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as

TIAA-CREF International Fixed-Income Funds ■ 2020 Semiannual Report	57

Approval of investment management agreement (unaudited)

described above, this information included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Funds’ direct fee payments to Advisors pursuant to the Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the SEC (which was presented only to legal counsel for the Trustees); and (9) proposed narrative explanations of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.

On March 12, 2020, the Board met informally to discuss Advisors’ materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors. Subsequently, at the March 26, 2020 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they discussed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.

In considering whether to renew the Agreement with respect to each Fund, the Board discussed various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3) the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as through management fee breakpoints; (7) comparisons of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As part of the

58	2020 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

continued

Board’s review of these factors, the Board received information from management on the impact of the COVID-19 pandemic on the Teachers Insurance and Annuity Association of America (“TIAA”) enterprise generally and the Funds in particular including, among other information, the current and expected impact on the Funds’ performance and operations. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.

In addition to the March 26, 2020 meeting that included Advisors’ personnel, the Trustees met in private sessions, at which no representatives of Advisors were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

While the contract renewal process included a series of discussions and meetings leading up to the March 26, 2020 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is an ongoing process. The Board, as well as its Committees, discussed reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at regularly scheduled meetings of the Board, the Board and the Investment Committee receive and discuss, among other matters, information regarding the performance of the Funds. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.

The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 26, 2020, all Board members voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors the Board considered with respect to each Fund.

The nature, extent and quality of services

The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various funds and accounts of the College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds, including

TIAA-CREF International Fixed-Income Funds ■ 2020 Semiannual Report	59

Approval of investment management agreement (unaudited)

conducting research, identifying investments and placing orders to buy and sell securities for the Funds’ investment portfolios; active daily monitoring of the Funds’ investment portfolios; reporting on the investment performance and other metrics of the Funds to the Board on a regular basis; responding to Fund flows; compliance monitoring; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.

The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.

During its review, the Board noted its ongoing efforts to examine the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services.

Investment performance

The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below. The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. Thus, the Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable or that appropriate actions had been or were being implemented.

Cost and profitability

The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2019. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board considered that

60	2020 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

continued

Advisors had calculated that it had incurred losses with respect to the Funds under the Agreement for the one-year period ended December 31, 2019.

Fees charged by other advisers

The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board determined that the management fee rate charged to a Fund under the Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this connection, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. The Board considered Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of similar mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Funds’ data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. The Board also considered the extent to which the current fee rate schedule breakpoints for the Funds affected Advisors’ fees. The Board considered, in connection with the supporting Broadridge reports, Advisors’ position that the maximum fee rate that could be charged to each Fund based on its level of assets under the Agreement is comparatively low in relation to peer groups of mutual funds. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.

Fee and performance comparisons with other Advisors clients

The Board considered that Advisors and its affiliate, TIAA-CREF Investment Management, LLC, provide investment management services to other investment companies, including other mutual funds, foreign funds (UCITS), and separately managed accounts that may have similar investment strategies as certain of the Funds. In particular, the Board discussed the management fee rate Advisors charges to a UCITS series that has a similar mandate to the Emerging Markets Debt Fund

TIAA-CREF International Fixed-Income Funds ■ 2020 Semiannual Report	61

Approval of investment management agreement (unaudited)

and the performance of such UCITS. The Board also considered Advisors’ comments that, in the future, Advisors may manage client assets through additional funds and accounts with similar investment strategies. The Board also considered Advisors’ representation that, while the management fee rates charged to the Funds may differ from the management fee rates chargeable to these other funds and other accounts, this may be due in part to the fact that these other funds and accounts may: (1) involve less entrepreneurial risk on the part of Advisors; (2) be offered in different types of markets; (3) be provided with different types or levels of services; (4) have different regulatory burdens; and/or (5) target different investors.

Other benefits

The Board also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Funds to Advisors or its affiliates for other services, such as distribution and administration, and investment-related benefits, such as economies of scale to the extent the Funds share investment resources and/or personnel with other clients of Advisors and the ability to incubate strategies within one or more Funds that could be subsequently utilized to manage other non-Fund products. Advisors and its affiliates may also benefit from the level of business and relationships the Funds have with certain service providers. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, fund of funds and 529 education savings plans. Also, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing TIAA, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs.

Fund-by-fund synopsis of factors

The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class shares of each Fund. Because the Institutional Class generally has lower non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2019. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2019. Statements below regarding a Fund’s “effective management fee rate” refer to the overall effective blended fee rate that applied to that Fund after taking into account any

62	2020 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

concluded

breakpoints in the management fee rate schedule for the Fund and any applicable fee waivers and/or expense reimbursements. Statements below regarding “net loss” refer to Advisors’ calculation that it incurred a loss for the services that it rendered to a Fund during 2019 under the Agreement.

Emerging Markets Debt Fund

•	The Fund’s annual contractual management fee rate starts at 0.55% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2019 asset level was 0.545% of average daily net assets.
•	The Fund’s total expense ratio and contractual management fee rate were each in the 1st quintile of the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”). The Fund’s actual management fee rate was in the 2nd and 3rd quintiles of its Expense Group and the universe of comparable funds identified by Broadridge for expense comparison purposes (“Expense Universe”), respectively.
•	The Fund was in the 1st quintile of both the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) and the universe of comparable funds selected by Broadridge for performance comparison purposes (“Performance Universe”) for each of the one-, three- and five-year periods.
•	The Fund received an Overall Morningstar Rating of 5 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.

International Bond Fund

•	The Fund’s annual contractual management fee rate starts at 0.55% of average daily net assets, and includes breakpoints that reduce the rate paid on assets above certain thresholds. The Fund’s effective management fee rate at its December 31, 2019 asset level was 0.500% of average daily net assets. Effective March 1, 2020, the Fund’s annual contractual management fee rate was reduced so that its breakpoint schedule now begins at 0.50% of average daily net assets.
•	The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 2nd and 2nd quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 2nd quintile of its Expense Universe.
•	The Fund was in the 1st quintile of both its Performance Group and Performance Universe for each of the one- and three-year periods.
•	The Fund received an Overall Morningstar Rating of 4 stars.
•	Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period.

Based primarily on the foregoing factors and considerations, the Board renewed the Agreement for each Fund.

TIAA-CREF International Fixed-Income Funds ■ 2020 Semiannual Report	63

Liquidity risk management program

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each series of the Trust covered by this Report (the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the Funds’ liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Funds’ Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the “LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.

At a February 11, 2020 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from December 1, 2018 through November 30, 2019 (the “Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.

In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and utilize third-party vendor data.

Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.

64	2020 Semiannual Report ■ TIAA-CREF International Fixed-Income Funds

The Liquidity Rule also limits the Funds’ investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on illiquid investments.

TIAA-CREF International Fixed-Income Funds ■ 2020 Semiannual Report	65

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How to reach us

Websites

TIAA.org

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Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not Federal Deposit Insurance Corporation (FDIC) insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Nuveen Securities, LLC and TIAA-CREF Individual & Institutional Services, LLC, members FINRA, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2020 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206

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Item 2. Code of Conduct.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF FUNDS – Growth & Income Fund

TIAA-CREF FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.3%
255,882		Aptiv plc	$17,796,593
		TOTAL AUTOMOBILES & COMPONENTS	17,796,593

BANKS - 4.2%
3,275,259		Bank of America Corp	78,769,979
1,137,896	n	Citigroup, Inc	55,256,230
1,076,019		JPMorgan Chase & Co	103,039,579
550,035		Radian Group, Inc	8,239,524
		TOTAL BANKS	245,305,312

CAPITAL GOODS - 7.2%
118,676	n	Carlisle Cos, Inc	14,355,049
203,895		Deere & Co	29,577,009
428,976		Dover Corp	40,173,602
481,253		Eaton Corp	40,184,626
1,101,623		General Electric Co	7,491,036
428,467		Honeywell International, Inc	60,799,467
552,848		ITT, Inc	29,146,147
144,273		Jacobs Engineering Group, Inc	11,938,591
248,926		L3Harris Technologies, Inc	48,216,966
98,609	n	Northrop Grumman Corp	32,607,038
160,779	*	Otis Worldwide Corp	8,185,259
315,377		Owens Corning, Inc	13,674,747
496,120		Raytheon Technologies Corp	32,153,537
82,228	*	Teledyne Technologies, Inc	26,779,193
321,339		Trane Technologies plc	28,091,455
		TOTAL CAPITAL GOODS	423,373,722

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
205,766	*	Stericycle, Inc	10,041,381
338,390		Waste Management, Inc	33,845,768
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	43,887,149

CONSUMER DURABLES & APPAREL - 1.1%
102,168	*,n	Lululemon Athletica, Inc	22,832,505
2,090,350	*,e	Mattel, Inc	18,227,852
155,350		Nike, Inc (Class B)	13,543,413
909,440	*,g	Spin Master Corp	13,158,606
		TOTAL CONSUMER DURABLES & APPAREL	67,762,376

CONSUMER SERVICES - 0.7%
17,282	*,n	Chipotle Mexican Grill, Inc (Class A)	15,183,101
326,660	n	Darden Restaurants, Inc	24,104,241
		TOTAL CONSUMER SERVICES	39,287,342
1

TIAA-CREF FUNDS – Growth & Income Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 3.1%
266,098		American Express Co	$24,281,443
700,662		Bank of New York Mellon Corp	26,302,851
296,059		Blackstone Group, Inc	15,466,122
235,830	n	CME Group, Inc	42,027,264
1,135,528		Morgan Stanley	44,773,869
691,156		Voya Financial, Inc	31,219,517
		TOTAL DIVERSIFIED FINANCIALS	184,071,066

ENERGY - 2.3%
861,576	n	Chevron Corp	79,264,992
418,049		ConocoPhillips	17,599,863
490,107	n	Hess Corp	23,838,804
2,338,873	e	Range Resources Corp	13,635,630
		TOTAL ENERGY	134,339,289

FOOD & STAPLES RETAILING - 1.4%
72,860	n	Costco Wholesale Corp	22,076,580
480,824		Walmart, Inc	58,444,157
		TOTAL FOOD & STAPLES RETAILING	80,520,737

FOOD, BEVERAGE & TOBACCO - 3.9%
408,220		Campbell Soup Co	20,402,836
933,657		Coca-Cola Co	42,845,520
674,553		ConAgra Brands, Inc	22,557,052
351,256		Diageo plc	12,093,690
946,253		Mondelez International, Inc	48,675,254
318,410	*	Monster Beverage Corp	19,680,922
490,010	n	PepsiCo, Inc	64,823,423
		TOTAL FOOD, BEVERAGE & TOBACCO	231,078,697

HEALTH CARE EQUIPMENT & SERVICES - 8.1%
287,521		Abbott Laboratories	26,477,809
72,601	n	Anthem, Inc	20,381,279
516,269		Baxter International, Inc	45,834,362
43,933		Becton Dickinson & Co	11,094,400
919,452	*,n	Boston Scientific Corp	34,461,061
186,571	*	Centene Corp	12,421,897
157,610		Cigna Corp	30,856,886
341,841		Danaher Corp	55,877,330
70,088	*,n	DexCom, Inc	23,493,497
109,099	*	Edwards Lifesciences Corp	23,729,032
121,867	*	Guardant Health, Inc	9,378,884
322,669		HCA Healthcare, Inc	35,454,870
153,757	n	Humana, Inc	58,707,498
80,028	*	IDEXX Laboratories, Inc	22,215,773
98,460	*	Laboratory Corp of America Holdings	16,191,747
155,872		STERIS plc	22,211,760
236,741	n	Zimmer Biomet Holdings, Inc	28,337,898
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	477,125,983
2

TIAA-CREF FUNDS – Growth & Income Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 2.7%
162,813		Estee Lauder Cos (Class A)	$28,720,213
852,216		Procter & Gamble Co	100,450,700
190,725		Reckitt Benckiser Group plc	15,887,344
363,999		Reynolds Consumer Products Inc	11,804,488
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	156,862,745

INSURANCE - 2.0%
147,127		Allstate Corp	14,965,759
454,405		American International Group, Inc	11,555,519
207,866		Assurant, Inc	22,083,684
264,497		Chubb Ltd	28,568,321
566,982	n	Hartford Financial Services Group, Inc	21,539,646
589,191		Metlife, Inc	21,258,011
		TOTAL INSURANCE	119,970,940

MATERIALS - 3.3%
376,902		Ball Corp	24,721,002
23,424		CF Industries Holdings, Inc	644,160
455,011	n	Corteva, Inc	11,916,738
664,902		DuPont de Nemours, Inc	31,263,692
244,282	n	FMC Corp	22,449,516
363,446		Linde plc	66,870,429
233,245		PPG Industries, Inc	21,185,643
75,187		Scotts Miracle-Gro Co (Class A)	9,325,444
76,113		Vulcan Materials Co	8,598,486
		TOTAL MATERIALS	196,975,110

MEDIA & ENTERTAINMENT - 8.7%
140,749	*,n	Alphabet, Inc (Class C)	189,822,546
1,170,213		Comcast Corp (Class A)	44,035,115
590,403	*	Facebook, Inc	120,861,398
120,040	*,n	NetFlix, Inc	50,398,794
915,051	*,e,n	Snap, Inc	16,114,048
190,167	*	Take-Two Interactive Software, Inc	23,019,716
306,159	*	Twitter, Inc	8,780,640
571,909	n	Walt Disney Co	61,851,959
		TOTAL MEDIA & ENTERTAINMENT	514,884,216

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.3%
818,785	n	AbbVie, Inc	67,304,127
330,976	*	Acadia Pharmaceuticals, Inc	15,989,451
263,985		AstraZeneca plc	27,610,719
1,252,362	*,n	Avantor, Inc	21,052,205
90,257	*	BioMarin Pharmaceutical, Inc	8,305,449
102,868	*	Bluebird Bio, Inc	5,542,528
287,110		Bristol-Myers Squibb Co	17,459,159
229,708	e	Daiichi Sankyo Co Ltd	15,790,411
3

TIAA-CREF FUNDS – Growth & Income Fund

SHARES		COMPANY	VALUE

132,117		Eli Lilly & Co	$20,430,573
103,954	*,e	GW Pharmaceuticals plc (ADR)	10,409,954
350,187	*	Horizon Therapeutics Plc	12,620,740
144,967	*	IQVIA Holdings, Inc	20,670,845
49,232		Lonza Group AG.	21,497,919
559,022		Merck & Co, Inc	44,352,805
134,230	*	Neurocrine Biosciences, Inc	13,173,332
364,094		Novo Nordisk AS	23,225,559
2,080,498		Pfizer, Inc	79,807,903
38,763	*	Regeneron Pharmaceuticals, Inc	20,384,686
57,211		Roche Holding AG.	19,812,017
144,724		Sanofi-Aventis	14,135,733
87,660		Vifor Pharma AG.	13,151,104
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	492,727,219

REAL ESTATE - 1.8%
191,953		American Tower Corp	45,684,814
17,025		Equinix, Inc	11,495,280
354,166		Outfront Media, Inc	5,556,865
460,835		Prologis, Inc	41,120,307
		TOTAL REAL ESTATE	103,857,266

RETAILING - 7.9%
106,942	*,n	Amazon.com, Inc	264,574,508
483,552		Best Buy Co, Inc	37,102,945
424,968	*	BJ’s Wholesale Club Holdings, Inc	11,180,908
47,112	*	Burlington Stores, Inc	8,606,891
631,804	e,n	Children’s Place, Inc	18,676,126
381,962	n	Home Depot, Inc	83,966,707
37,125	*	O’Reilly Automotive, Inc	14,342,873
278,380		Target Corp	30,549,421
		TOTAL RETAILING	469,000,379

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.6%
714,555	*	Advanced Micro Devices, Inc	37,435,537
483,410	*,n	Cree, Inc	20,849,473
156,569	*	Inphi Corp	15,115,171
1,442,306		Intel Corp	86,509,514
1,114,854		Marvell Technology Group Ltd	29,811,196
127,130	n	Monolithic Power Systems, Inc	25,414,558
210,185		NVIDIA Corp	61,432,872
143,449	n	QUALCOMM, Inc	11,285,133
135,765		Skyworks Solutions, Inc	14,103,268
315,238	*	Taiwan Semiconductor Manufacturing Co Ltd (ADR)	16,748,595
80,076	n	Universal Display Corp	12,021,009
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	330,726,326

SOFTWARE & SERVICES - 12.2%
111,139	*	Akamai Technologies, Inc	10,859,392
66,165	*	CACI International, Inc (Class A)	16,550,513
281,000		Fidelity National Information Services, Inc	37,061,090
258,770	*	Fiserv, Inc	26,668,836
271,293	n	Mastercard, Inc (Class A)	74,597,436
1,980,356		Microsoft Corp	354,899,599
442,463	*	PayPal Holdings, Inc	54,422,949
116,722	*	Proofpoint, Inc	14,208,569
4

TIAA-CREF FUNDS – Growth & Income Fund

SHARES		COMPANY	VALUE

394,774	*	salesforce.com, Inc	$63,933,649
72,922	*	ServiceNow, Inc	25,635,000
690,743	*,n	Slack Technologies, Inc	18,435,931
132,460	*,n	Synopsys, Inc	20,812,115
		TOTAL SOFTWARE & SERVICES	718,085,079

TECHNOLOGY HARDWARE & EQUIPMENT - 8.4%
1,030,583	n	Apple, Inc	302,785,285
1,031,865		Cisco Systems, Inc	43,730,439
1,365,100	*	CommScope Holding Co, Inc	15,029,751
1,482,803		HP, Inc	22,998,274
359,831	*,n	Keysight Technologies, Inc	34,820,846
162,505	n	Motorola Solutions, Inc	23,369,844
352,952		TE Connectivity Ltd	25,927,854
629,063		Western Digital Corp	28,987,223
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	497,649,516

TELECOMMUNICATION SERVICES - 2.2%
1,456,065		AT&T, Inc	44,366,300
196,561		Cogent Communications Group, Inc	16,477,709
126,261	*	T-Mobile US, Inc	11,085,716
1,044,271		Verizon Communications, Inc	59,993,369
		TOTAL TELECOMMUNICATION SERVICES	131,923,094

TRANSPORTATION - 0.9%
181,056		Delta Air Lines, Inc	4,691,161
186,691		DSV AS	19,397,230
330,759		United Parcel Service, Inc (Class B)	31,309,647
		TOTAL TRANSPORTATION	55,398,038

UTILITIES - 2.8%
468,972		American Electric Power Co, Inc	38,976,263
1,057,225		Equitable Holdings, Inc	19,368,362
899,166		FirstEnergy Corp	37,108,581
222,286		NextEra Energy, Inc	51,374,740
678,587		PPL Corp	17,249,682
		TOTAL UTILITIES	164,077,628

		TOTAL COMMON STOCKS	5,896,685,822
		(Cost $4,002,466,835)

PURCHASED OPTIONS - 0.0%

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
30,000		Biogen, Inc	139,500
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	139,500

		TOTAL PURCHASED OPTIONS	139,500
		(Cost $900,611)
5

TIAA-CREF FUNDS – Growth & Income Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.9%

GOVERNMENT AGENCY DEBT - 0.4%
$2,300,000		Federal Home Loan Bank (FHLB)	0.070-0.080%	06/01/20	$2,299,802
9,110,000		FHLB	0.030-0.065	06/15/20	9,108,861
7,160,000		FHLB	0.080	06/17/20	7,159,065
5,000,000		FHLB	0.120	06/23/20	4,999,264
		TOTAL GOVERNMENT AGENCY DEBT			23,566,992

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
28,183,933	c	State Street Navigator Securities Lending Government Money Market Portfolio			28,183,933
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			28,183,933

		TOTAL SHORT-TERM INVESTMENTS			51,750,925
		(Cost $51,751,639)
		TOTAL INVESTMENTS - 100.7%			5,948,576,247
		(Cost $4,055,119,085)
		OTHER ASSETS & LIABILITIES, NET - (0.7)%			(42,389,619)
		NET ASSETS - 100.0%			$5,906,186,628

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $27,981,918.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2020, the aggregate value of these securities is $13,158,606 or 0.2% of net assets.
n	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on open written options contracts.

Purchased options outstanding as of April 30, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Biogen, Inc, Call	300	$900,611	$390 .00	09/18/20	$139,500
6

TIAA-CREF FUNDS – Growth & Income Fund

Written options outstanding as of April 30, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
AbbVie, Inc, Put	500	$(404,532)	$67.50	09/18/20	$(126,000)
Acuity Brands, Inc, Put	375	(818,776)	85.00	12/18/20	(440,625)
Alliance Data Systems Corp, Put	890	(1,490,095)	60.00	09/18/20	(1,352,800)
Alphabet, Inc, Call	27	(91,986)	1,700.00	09/18/20	(20,115)
Alphabet, Inc, Put	30	(134,516)	1,340.00	09/18/20	(309,000)
Amazon.com, Inc, Call	130	(1,439,763)	2,600.00	06/19/20	(1,232,400)
Amazon.com, Inc, Put	130	(863,281)	2,100.00	06/19/20	(342,030)
Anthem, Inc, Call	160	(473,871)	260.00	09/18/20	(655,200)
Anthem, Inc, Put	160	(331,951)	230.00	09/18/20	(184,000)
Apple, Inc, Call	230	(394,175)	300.00	09/18/20	(471,500)
Apple, Inc, Call	137	(150,417)	320.00	09/18/20	(170,702)
Apple, Inc, Call	59	(91,682)	370.00	01/15/21	(41,300)
Apple, Inc, Put	81	(185,888)	220.00	05/15/20	(2,106)
Apple, Inc, Put	230	(498,452)	205.00	06/19/20	(18,630)
Apple, Inc, Put	230	(201,007)	250.00	06/19/20	(78,200)
Apple, Inc, Put	137	(333,308)	225.00	09/18/20	(67,130)
Apple, Inc, Put	230	(213,314)	235.00	09/18/20	(150,650)
Apple, Inc, Put	471	(453,115)	265.00	01/15/21	(1,005,585)
Arista Networks, Inc, Put	160	(362,148)	165.00	01/15/21	(202,400)
Aspen Technology, Inc, Put	186	(181,272)	90.00	12/18/20	(143,220)
Aspen Technology, Inc, Put	186	(225,935)	95.00	12/18/20	(176,700)
Avantor, Inc, Call	1,000	(38,960)	20.00	06/19/20	(38,960)
Biogen, Inc, Call	300	(569,377)	420.00	09/18/20	(75,000)
Biogen, Inc, Put	300	(434,379)	280.00	09/18/20	(534,000)
Biohaven Pharmaceutical Holding Co Ltd, Put	640	(509,212)	40.00	07/17/20	(169,600)
Boeing Co, Put	67	(62,842)	265.00	08/21/20	(844,535)
Boeing Co, Put	60	(429,567)	200.00	12/18/20	(429,310)
Boston Scientific Corp, Put	500	(241,475)	28.00	01/15/21	(68,500)
Carlisle Cos, Inc, Put	260	(26,769)	130.00	06/19/20	(283,400)
Chevron Corp, Call	222	(62,754)	97.50	06/19/20	(58,608)
Chevron Corp, Call	111	(65,012)	100.00	09/18/20	(55,500)
Chevron Corp, Call	111	(44,589)	105.00	09/18/20	(37,740)
Children’s Place, Inc, Call	1,230	(342,266)	26.00	05/08/20	(522,750)
Children’s Place, Inc, Call	550	(229,874)	90.00	09/18/20	(19,250)
Children’s Place, Inc, Put	1,230	(220,462)	20.00	05/22/20	(553,500)
Children’s Place, Inc, Put	550	(486,993)	50.00	09/18/20	(1,248,500)
Children’s Place, Inc, Put	450	(726,433)	35.00	01/15/21	(567,000)
Chipotle Mexican Grill, Inc, Call	44	(130,016)	1,020.00	09/18/20	(200,200)
Chipotle Mexican Grill, Inc, Put	44	(60,805)	760.00	06/19/20	(62,480)
Citigroup, Inc, Call	600	(78,425)	55.00	06/19/20	(81,000)
CME Group, Inc, Call	200	(130,301)	190.00	09/18/20	(180,000)
CME Group, Inc, Put	150	(438,364)	165.00	09/18/20	(179,250)
Corteva, Inc, Call	1,094	(209,946)	29.00	09/18/20	(205,125)
Costco Wholesale Corp, Call	200	(267,187)	340.00	01/15/21	(254,000)
Costco Wholesale Corp, Put	400	(307,186)	260.00	06/19/20	(106,400)
Cree, Inc, Put	540	(160,895)	35.00	06/19/20	(57,780)
Darden Restaurants, Inc, Call	1,484	(893,187)	80.00	10/16/20	(1,706,600)
Deckers Outdoor Corp, Put	300	(441,579)	140.00	09/18/20	(463,500)
DexCom, Inc, Put	320	(1,039,325)	195.00	09/18/20	(156,800)
FedEx Corp, Put	314	(482,725)	155.00	01/15/21	(1,114,700)
FMC Corp, Call	320	(22,825)	100.00	05/15/20	(28,800)
Guidewire Software, Inc, Put	372	(390,529)	85.00	10/16/20	(251,100)
Guidewire Software, Inc, Put	400	(385,176)	80.00	12/18/20	(254,000)
7

TIAA-CREF FUNDS – Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Hartford Financial Services Group, Inc, Call	600	$(57,575)	$50.00	06/19/20	$(26,100)
Hartford Financial Services Group, Inc, Put	600	(96,175)	35.00	06/19/20	(108,600)
Hasbro, Inc, Put	210	(81,197)	80.00	07/17/20	(241,500)
Hasbro, Inc, Put	215	(240,141)	72.50	10/16/20	(209,625)
Hess Corp, Put	742	(578,295)	37.50	11/20/20	(332,045)
Home Depot, Inc, Call	80	(73,435)	240.00	09/18/20	(78,400)
Home Depot, Inc, Call	160	(410,812)	215.00	11/20/20	(398,400)
Home Depot, Inc, Put	160	(160,512)	195.00	08/21/20	(135,200)
Humana, Inc, Call	160	(192,802)	400.00	08/21/20	(478,400)
Jazz Pharmaceuticals plc, Put	275	(288,045)	105.00	11/20/20	(335,500)
Keysight Technologies, Inc, Put	484	(359,818)	70.00	11/20/20	(128,260)
Kirby Corp, Put	450	(204,278)	40.00	09/18/20	(102,375)
Kirby Corp, Put	450	(359,075)	60.00	09/18/20	(490,500)
Lululemon Athletica, Inc, Call	113	(37,850)	240.00	06/19/20	(118,650)
Lululemon Athletica, Inc, Call	372	(190,817)	240.00	09/18/20	(751,440)
Lululemon Athletica, Inc, Call	375	(913,345)	250.00	12/18/20	(855,938)
Lululemon Athletica, Inc, Put	188	(312,688)	180.00	12/18/20	(310,200)
Lululemon Athletica, Inc, Put	187	(339,583)	185.00	12/18/20	(338,003)
M&T Bank Corp, Put	320	(700,132)	120.00	10/16/20	(579,200)
Mastercard, Inc, Call	120	(82,554)	335.00	10/16/20	(78,000)
Mastercard, Inc, Put	120	(226,670)	260.00	10/16/20	(258,840)
Monolithic Power Systems, Inc, Put	112	(142,456)	120.00	06/19/20	(31,360)
Motorola Solutions, Inc, Put	320	(416,394)	120.00	07/17/20	(89,760)
Motorola Solutions, Inc, Put	480	(304,314)	150.00	07/17/20	(633,600)
Nektar Therapeutics, Put	2,022	(534,426)	18.00	08/21/20	(493,368)
NetFlix, Inc, Call	160	(349,159)	470.00	05/01/20	(1,600)
NetFlix, Inc, Call	160	(330,738)	500.00	09/18/20	(330,738)
NetFlix, Inc, Put	160	(66,562)	355.00	05/01/20	(480)
Northrop Grumman Corp, Call	200	(186,536)	400.00	08/21/20	(33,500)
Northrop Grumman Corp, Put	100	(320,289)	280.00	08/21/20	(99,500)
Northrop Grumman Corp, Put	100	(143,670)	280.00	11/20/20	(149,500)
PepsiCo, Inc, Put	320	(299,501)	110.00	07/17/20	(48,000)
PVH Corp, Put	240	(161,747)	75.00	01/15/21	(702,000)
QUALCOMM, Inc, Put	445	(332,924)	65.00	07/17/20	(75,650)
Roku, Inc, Put	320	(509,752)	60.00	10/16/20	(83,200)
Roku, Inc, Put	320	(633,894)	95.00	10/16/20	(339,200)
Slack Technologies, Inc, Put	135	(24,613)	20.00	07/17/20	(11,475)
Slack Technologies, Inc, Put	405	(160,253)	22.00	07/17/20	(58,725)
Snap, Inc, Put	1,784	(269,434)	12.00	07/17/20	(42,816)
Strategic Education, Inc, Put	160	(294,432)	135.00	08/21/20	(136,800)
Synopsys, Inc, Put	320	(38,723)	125.00	06/19/20	(28,800)
Teradata Corp, Put	1,665	(493,488)	25.00	12/18/20	(657,675)
Tesla, Inc, Put	50	(539,136)	470.00	06/19/20	(35,700)
Universal Display Corp, Put	200	(441,854)	130.00	12/18/20	(350,000)
Universal Health Services, Inc, Put	332	(681,236)	115.00	12/18/20	(722,100)
VF Corp, Put	500	(87,479)	70.00	08/21/20	(720,000)
Walt Disney Co, Put	300	(553,443)	115.00	09/18/20	(420,000)
World Wrestling Entertainment, Inc, Put	1,000	(505,700)	30.00	10/16/20	(170,000)
World Wrestling Entertainment, Inc, Put	800	(464,759)	40.00	01/15/21	(492,000)
Wynn Resorts Ltd, Put	225	(350,106)	90.00	09/18/20	(378,900)
Wynn Resorts Ltd, Put	225	(572,815)	85.00	12/18/20	(408,600)
Wynn Resorts Ltd, Put	900	(2,345,322)	85.00	01/15/21	(1,705,500)
Xilinx, Inc, Put	320	(212,783)	77.50	01/15/21	(238,400)
Zendesk, Inc, Put	520	(292,026)	55.00	10/16/20	(159,900)
Zimmer Biomet Holdings, Inc, Call	250	(100,273)	125.00	06/19/20	(135,000)
Zscaler, Inc, Put	600	(201,914)	42.50	08/21/20	(75,000)
Total	41,633	$(38,536,869)			$(34,412,204)
8

TIAA-CREF FUNDS – Large-Cap Growth Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.2%

AUTOMOBILES & COMPONENTS - 2.1%
159,399	*	Tesla, Inc	$124,630,890
		TOTAL AUTOMOBILES & COMPONENTS	124,630,890

CAPITAL GOODS - 1.2%
44,145		Northrop Grumman Corp	14,597,427
861,637		Raytheon Technologies Corp	55,842,694
		TOTAL CAPITAL GOODS	70,440,121

CONSUMER DURABLES & APPAREL - 2.2%
151,254	*	Lululemon Athletica, Inc	33,802,244
1,120,115		Nike, Inc (Class B)	97,651,626
		TOTAL CONSUMER DURABLES & APPAREL	131,453,870

CONSUMER SERVICES - 2.0%
741,910		Las Vegas Sands Corp	35,626,518
207,824		McDonald’s Corp	38,979,470
582,600		Starbucks Corp	44,702,898
		TOTAL CONSUMER SERVICES	119,308,886

DIVERSIFIED FINANCIALS - 3.5%
56,538		BlackRock, Inc	28,384,338
1,004,631		Charles Schwab Corp	37,894,681
316,447		Intercontinental Exchange Group, Inc	28,306,184
368,051		S&P Global, Inc	107,794,777
		TOTAL DIVERSIFIED FINANCIALS	202,379,980

FOOD & STAPLES RETAILING - 1.5%
737,295		Walmart, Inc	89,618,207
		TOTAL FOOD & STAPLES RETAILING	89,618,207

HEALTH CARE EQUIPMENT & SERVICES - 3.3%
1,015,981	*	Alcon, Inc	53,653,957
729,765		Baxter International, Inc	64,788,537
1,529,673	*	Boston Scientific Corp	57,332,144
33,938	*	Intuitive Surgical, Inc	17,338,245
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	193,112,883

MATERIALS - 1.5%
170,305		Linde plc	31,334,417
108,739		Sherwin-Williams Co	58,324,337
		TOTAL MATERIALS	89,658,754

MEDIA & ENTERTAINMENT - 15.9%
112,342	*	Alphabet, Inc (Class A)	151,290,972
95,547	*	Alphabet, Inc (Class C)	128,860,417
9

TIAA-CREF FUNDS – Large-Cap Growth Fund

SHARES		COMPANY	VALUE

1,485,246	*	Facebook, Inc	$304,044,709
197,482	*	IAC/InterActiveCorp	44,133,277
224,646	*	NetFlix, Inc	94,317,623
1,466,703		Tencent Holdings Ltd	77,103,744
1,329,492	*	Twitter, Inc	38,129,831
874,916		Walt Disney Co	94,622,165
		TOTAL MEDIA & ENTERTAINMENT	932,502,738

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 16.8%
675,345		AbbVie, Inc	55,513,359
1,625,371		AstraZeneca plc	170,000,802
1,164,299	*	Avantor, Inc	19,571,866
299,797	*	BioMarin Pharmaceutical, Inc	27,587,320
674,653		Bristol-Myers Squibb Co	41,025,649
246,708		Daiichi Sankyo Co Ltd	16,959,012
491,126		Eli Lilly & Co	75,947,725
1,458,042		GlaxoSmithKline plc (ADR)	61,339,827
222,266	*	Illumina, Inc	70,909,522
337,105	*	IQVIA Holdings, Inc	48,067,802
54,703		Lonza Group AG.	23,886,917
680,874		Novo Nordisk AS	43,432,957
1,201,675		Pfizer, Inc	46,096,253
173,669	*	Regeneron Pharmaceuticals, Inc	91,329,054
407,430	*	Vertex Pharmaceuticals, Inc	102,346,416
2,783,004	*,g	Wuxi Biologics Cayman, Inc	43,321,392
372,950		Zoetis, Inc	48,226,164
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	985,562,037

RETAILING - 12.5%
193,464	*	Amazon.com, Inc	478,629,936
15,021	*	Booking Holdings, Inc	22,239,642
234,661		Home Depot, Inc	51,585,528
94,532		Kering	48,088,857
579,745		Lowe’s Companies, Inc	60,728,289
1,111,668		TJX Companies, Inc	54,527,315
83,596	*	Ulta Beauty, Inc	18,217,240
		TOTAL RETAILING	734,016,807

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.9%
726,696	*	Advanced Micro Devices, Inc	38,071,603
907,263		Applied Materials, Inc	45,072,826
138,434		Broadcom, Inc	37,601,443
1,002,996		Intel Corp	60,159,700
284,253		Lam Research Corp	72,564,106
1,441,605		Marvell Technology Group Ltd	38,548,518
436,831		NVIDIA Corp	127,676,964
876,267		Texas Instruments, Inc	101,708,311
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	521,403,471

SOFTWARE & SERVICES - 22.7%
354,256	*	Adobe, Inc	125,279,092
60,533	*,g	Adyen NV	59,781,158
539,413	*	Akamai Technologies, Inc	52,706,044
159,998	*	Crowdstrike Holdings, Inc	10,825,465
10

TIAA-CREF FUNDS – Large-Cap Growth Fund

SHARES		COMPANY			VALUE

369,475		Intuit, Inc			$99,688,050
433,866		Mastercard, Inc (Class A)			119,300,134
2,197,714		Microsoft Corp			393,852,326
775,804	*	PayPal Holdings, Inc			95,423,892
1,098,990	*	salesforce.com, Inc			177,981,430
110,525	*	ServiceNow, Inc			38,853,959
145,617	*	Splunk, Inc			20,438,802
75		TiVo Corp			527
108,469	*	Twilio, Inc			12,181,069
713,768		Visa, Inc (Class A)			127,564,617
		TOTAL SOFTWARE & SERVICES			1,333,876,565

TECHNOLOGY HARDWARE & EQUIPMENT - 4.7%
641,148	n	Apple, Inc			188,369,282
591,478	*	Keysight Technologies, Inc			57,237,326
212,716		Motorola Solutions, Inc			30,590,688
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			276,197,296

TRANSPORTATION - 1.4%
270,635		Kansas City Southern			35,331,399
1,619,205	*	Uber Technologies, Inc			49,013,336
		TOTAL TRANSPORTATION			84,344,735

		TOTAL COMMON STOCKS			5,888,507,240
		(Cost $3,747,688,299)

PURCHASED OPTIONS - 0.0%

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
20,600		Apple, Inc			778,680
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			778,680

		TOTAL PURCHASED OPTIONS			778,680
		(Cost $634,877)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.9%

GOVERNMENT AGENCY DEBT - 0.3%
$2,700,000		Federal Home Loan Bank (FHLB)	0.050%	05/01/20	2,700,000
5,000,000		FHLB	0.080	05/06/20	4,999,938
2,800,000		FHLB	0.060	05/13/20	2,799,916
3,400,000		FHLB	0.100	06/12/20	3,399,603
4,090,000		FHLB	0.065-0.100	06/15/20	4,089,489
		TOTAL GOVERNMENT AGENCY DEBT			17,988,946

REPURCHASE AGREEMENT - 0.2%
$12,530,000		Fixed Income Clearing Corp	0.020	05/01/20	12,530,000
		TOTAL REPURCHASE AGREEMENT			12,530,000
11

TIAA-CREF FUNDS – Large-Cap Growth Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

TREASURY DEBT - 0.4%
$21,190,000	United States Treasury Bill	0.060%	05/19/20	$21,189,112
	TOTAL TREASURY DEBT			21,189,112

	TOTAL SHORT-TERM INVESTMENTS			51,708,058
	(Cost $51,708,393)
	TOTAL INVESTMENTS - 101.1%			5,940,993,978
	(Cost $3,800,031,569)
	OTHER ASSETS & LIABILITIES, NET - (1.1)%			(62,092,621)
	NET ASSETS - 100.0%			$5,878,901,357

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2020, the aggregate value of these securities is $103,102,550 or 1.8% of net assets.
n	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on open written options contracts.

Purchased options outstanding as of April 30, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Apple, Inc, Call	206	$634,877	$280.00	12/18/20	$778,680

Written options outstanding as of April 30, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Apple, Inc, Call	206	$(242,152)	$330.00	12/18/20	$(314,150)
Apple, Inc, Put	206	(439,421)	250.00	12/18/20	(307,146)
Total	412	$(681,573)			$(621,296)
12

TIAA-CREF FUNDS – Large-Cap Value Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

BANKS - 13.0%
6,265,000		Bank of America Corp	$150,673,250
2,500,000		Citigroup, Inc	121,400,000
1,980,000		JPMorgan Chase & Co	189,604,800
390,000		PNC Financial Services Group, Inc	41,601,300
1,225,000		US Bancorp	44,712,500
1,500,000		Wells Fargo & Co	43,575,000
		TOTAL BANKS	591,566,850

CAPITAL GOODS - 10.4%
220,000		Allegion plc	22,118,800
310,000		Caterpillar, Inc	36,077,800
455,186		Deere & Co	66,029,281
474,977		Dover Corp	44,481,596
465,082		Eaton Corp	38,834,347
550,000		Honeywell International, Inc	78,045,000
1,200,000		Masco Corp	49,248,000
325,000		Parker-Hannifin Corp	51,389,000
385,000		Raytheon Technologies Corp	24,951,850
138,535		Stanley Black & Decker, Inc	15,266,557
534,349		Trane Technologies plc	46,712,790
		TOTAL CAPITAL GOODS	473,155,021

CONSUMER DURABLES & APPAREL - 1.1%
15,835	*	NVR, Inc	49,088,500
		TOTAL CONSUMER DURABLES & APPAREL	49,088,500

CONSUMER SERVICES - 0.6%
130,000		McDonald’s Corp	24,382,800
70,000		Royal Caribbean Cruises Ltd	3,273,900
		TOTAL CONSUMER SERVICES	27,656,700

DIVERSIFIED FINANCIALS - 3.2%
530,000		American Express Co	48,362,500
55,000		BlackRock, Inc	27,612,200
390,000		Goldman Sachs Group, Inc	71,533,800
		TOTAL DIVERSIFIED FINANCIALS	147,508,500

ENERGY - 4.7%
1,105,000		Chevron Corp	101,660,000
930,000		ConocoPhillips	39,153,000
650,000		EOG Resources, Inc	30,881,500
705,000		Valero Energy Corp	44,661,750
		TOTAL ENERGY	216,356,250
13

TIAA-CREF FUNDS – Large-Cap Value Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 1.8%
695,000		Walmart, Inc	$84,477,250
		TOTAL FOOD & STAPLES RETAILING	84,477,250

FOOD, BEVERAGE & TOBACCO - 2.8%
1,050,000		Mondelez International, Inc	54,012,000
160,000		PepsiCo, Inc	21,166,400
725,000		Philip Morris International, Inc	54,085,000
		TOTAL FOOD, BEVERAGE & TOBACCO	129,263,400

HEALTH CARE EQUIPMENT & SERVICES - 7.9%
212,756		Anthem, Inc	59,726,992
306,766		Cigna Corp	60,058,647
841,106		CVS Health Corp	51,770,074
286,975		HCA Healthcare, Inc	31,532,813
550,000		Medtronic plc	53,696,500
148,438		UnitedHealth Group, Inc	43,413,662
520,000		Zimmer Biomet Holdings, Inc	62,244,000
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	362,442,688

HOUSEHOLD & PERSONAL PRODUCTS - 2.7%
1,045,000		Procter & Gamble Co	123,174,150
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	123,174,150

INSURANCE - 6.5%
1,700,000		American International Group, Inc	43,231,000
500,000	*	Berkshire Hathaway, Inc (Class B)	93,680,000
600,000		Chubb Ltd	64,806,000
700,000		Lincoln National Corp	24,829,000
371,084		Marsh & McLennan Cos, Inc	36,117,606
500,000		Prudential Financial, Inc	31,185,000
		TOTAL INSURANCE	293,848,606

MATERIALS - 3.4%
450,000		Ball Corp	29,515,500
920,000		Corteva, Inc	24,094,800
760,000	*	Crown Holdings, Inc	48,951,600
250,000		DuPont de Nemours, Inc	11,755,000
450,000		PPG Industries, Inc	40,873,500
		TOTAL MATERIALS	155,190,400

MEDIA & ENTERTAINMENT - 5.1%
25,000	*	Alphabet, Inc (Class C)	33,716,500
2,525,000		Comcast Corp (Class A)	95,015,750
950,000		Walt Disney Co	102,742,500
		TOTAL MEDIA & ENTERTAINMENT	231,474,750

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.6%
172,500		Amgen, Inc	41,265,450
890,582		Bristol-Myers Squibb Co	54,156,291
430,000		Gilead Sciences, Inc	36,120,000
1,180,000		Johnson & Johnson	177,047,200
625,000		Merck & Co, Inc	49,587,500
3,250,000		Pfizer, Inc	124,670,000
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	482,846,441
14

TIAA-CREF FUNDS – Large-Cap Value Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 1.9%
120,000		AvalonBay Communities, Inc	$19,554,000
227,602		Boston Properties, Inc	22,118,362
504,663		Prologis, Inc	45,031,080
		TOTAL REAL ESTATE	86,703,442

RETAILING - 2.1%
430,000		Home Depot, Inc	94,526,900
		TOTAL RETAILING	94,526,900

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.4%
300,000		Analog Devices, Inc	32,880,000
1,078,594		Applied Materials, Inc	53,584,550
1,885,000		Intel Corp	113,062,300
60,000		Lam Research Corp	15,316,800
915,321	*	Micron Technology, Inc	43,834,723
361,180		NXP Semiconductors NV	35,962,692
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	294,641,065

SOFTWARE & SERVICES - 3.5%
320,000		Accenture plc	59,260,800
430,000		Microsoft Corp	77,060,300
403,677		Oracle Corp	21,382,771
		TOTAL SOFTWARE & SERVICES	157,703,871

TECHNOLOGY HARDWARE & EQUIPMENT - 2.1%
600,000		Cisco Systems, Inc	25,428,000
1,300,000		HP, Inc	20,163,000
705,000	e	TE Connectivity Ltd	51,789,300
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	97,380,300

TELECOMMUNICATION SERVICES - 3.4%
1,700,000		AT&T, Inc	51,799,000
1,825,000		Verizon Communications, Inc	104,846,250
		TOTAL TELECOMMUNICATION SERVICES	156,645,250

TRANSPORTATION - 1.9%
321,599		CSX Corp	21,299,502
400,023		Union Pacific Corp	63,919,675
		TOTAL TRANSPORTATION	85,219,177

UTILITIES - 4.2%
630,000		American Electric Power Co, Inc	52,359,300
460,000		Entergy Corp	43,934,600
1,350,000		FirstEnergy Corp	55,714,500
165,000		NextEra Energy, Inc	38,134,800
		TOTAL UTILITIES	190,143,200

		TOTAL COMMON STOCKS	4,531,012,711
		(Cost $4,228,123,753)
15

TIAA-CREF FUNDS – Large-Cap Value Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.2%

GOVERNMENT AGENCY DEBT - 0.2%
$2,700,000		Federal Home Loan Bank (FHLB)	0.050%	05/06/20	$2,699,966
4,280,000		FHLB	0.030	05/18/20	4,279,818
1,400,000		FHLB	0.090	06/24/20	1,399,790
		TOTAL GOVERNMENT AGENCY DEBT			8,379,574

TREASURY DEBT - 0.0%
3,000,000		United States Treasury Bill	0.055	05/12/20	2,999,944
		TOTAL TREASURY DEBT			2,999,944

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.0%
64,060	c	State Street Navigator Securities Lending Government Money Market Portfolio			64,060
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			64,060

		TOTAL SHORT-TERM INVESTMENTS			11,443,578
		(Cost $11,443,741)
		TOTAL INVESTMENTS - 99.5%			4,542,456,289
		(Cost $4,239,567,494)
		OTHER ASSETS & LIABILITIES, NET - 0.5%			22,792,671
		NET ASSETS - 100.0%			$4,565,248,960

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $58,474.
16

TIAA-CREF FUNDS – Mid-Cap Growth Fund

TIAA-CREF FUNDS

MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.0%

CAPITAL GOODS - 7.8%
194,252		Ametek, Inc	$16,291,915
104,145		L3Harris Technologies, Inc	20,172,886
93,899		Stanley Black & Decker, Inc	10,347,670
18,801	*	Teledyne Technologies, Inc	6,122,922
150,221		Trane Technologies plc	13,132,320
36,697		TransDigm Group, Inc	13,323,947
37,580		W.W. Grainger, Inc	10,356,296
		TOTAL CAPITAL GOODS	89,747,956

COMMERCIAL & PROFESSIONAL SERVICES - 7.6%
65,600	*	Cimpress plc	4,775,024
68,068		Cintas Corp	15,099,524
905,847	*	Clarivate Analytics plc	20,816,364
196,570		Experian Group Ltd	5,903,069
117,360		IHS Markit Ltd	7,898,328
57,822		Verisk Analytics, Inc	8,836,936
275,000		Waste Connections, Inc	23,625,250
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	86,954,495

CONSUMER DURABLES & APPAREL - 4.9%
343,995	*	Capri Holdings Ltd	5,245,924
65,000	*	Garmin Ltd	5,275,400
117,941	*	Lululemon Athletica, Inc	26,357,455
187,776	*	Peloton Interactive, Inc	5,914,944
1,173,500		Prada S.p.A	3,809,966
175,000	*	Tempur Sealy International, Inc	9,406,250
		TOTAL CONSUMER DURABLES & APPAREL	56,009,939

CONSUMER SERVICES - 5.1%
245,711		ARAMARK Holdings Corp	6,710,367
78,627	*	Bright Horizons Family Solutions	9,156,114
24,582	*	Chipotle Mexican Grill, Inc (Class A)	21,596,516
78,627	e	Royal Caribbean Cruises Ltd	3,677,385
152,430	*	Shake Shack, Inc	8,308,959
112,665		Wynn Resorts Ltd	9,636,238
		TOTAL CONSUMER SERVICES	59,085,579

DIVERSIFIED FINANCIALS - 2.5%
28,185		MSCI, Inc (Class A)	9,216,495
179,654		Tradeweb Markets, Inc	9,370,753
225,332		Voya Financial, Inc	10,178,246
		TOTAL DIVERSIFIED FINANCIALS	28,765,494
17

TIAA-CREF FUNDS – Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 2.8%
58,970	*	Beyond Meat, Inc	$5,837,440
770,783		Davide Campari-Milano S.p.A	5,990,800
210,711		Fevertree Drinks plc	4,599,023
93,899	*	Freshpet, Inc	7,080,923
124,817		Keurig Dr Pepper, Inc	3,302,658
86,712	*	Monster Beverage Corp	5,359,669
		TOTAL FOOD, BEVERAGE & TOBACCO	32,170,513

HEALTH CARE EQUIPMENT & SERVICES - 10.1%
84,507	*	Align Technology, Inc	18,156,329
309,831	*	Centene Corp	20,628,548
77,077	*	DexCom, Inc	25,836,211
93,899	*	Guardant Health, Inc	7,226,467
52,996	*	Insulet Corp	10,584,361
103,288	*	Molina Healthcare, Inc	16,936,133
50,123		Teleflex, Inc	16,811,254
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	116,179,303

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
106,069		Church & Dwight Co, Inc	7,423,769
42,401		Clorox Co	7,905,243
353,824		Reynolds Consumer Products Inc	11,474,512
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	26,803,524

INSURANCE - 0.2%
93,899	*,e	Trupanion, Inc	2,808,519
		TOTAL INSURANCE	2,808,519

MATERIALS - 1.6%
281,664		Ball Corp	18,474,342
		TOTAL MATERIALS	18,474,342

MEDIA & ENTERTAINMENT - 5.4%
183,060	*	GCI Liberty, Inc	11,135,540
68,043	*	IAC/InterActiveCorp	15,206,249
70,000	*	Take-Two Interactive Software, Inc	8,473,500
657,219	*	Twitter, Inc	18,849,041
187,776	e	World Wrestling Entertainment, Inc (Class A)	8,350,399
		TOTAL MEDIA & ENTERTAINMENT	62,014,729

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.4%
536,505	*	Avantor, Inc	9,018,649
154,916	*	BioMarin Pharmaceutical, Inc	14,255,370
200,000	*	Elanco Animal Health, Inc	4,942,000
182,604	*	Exact Sciences Corp	14,422,064
131,443	*	Horizon Therapeutics Plc	4,737,206
78,328	*	Jazz Pharmaceuticals plc	8,635,662
112,665		Perrigo Co plc	6,005,045
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	62,015,996

REAL ESTATE - 2.3%
255,324		Americold Realty Trust	7,810,361
63,000	n	SBA Communications Corp	18,264,960
		TOTAL REAL ESTATE	26,075,321
18

TIAA-CREF FUNDS – Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

RETAILING - 10.0%
200,000	*	ASOS plc	$6,034,356
21,601	*	AutoZone, Inc	22,039,932
65,721	*	Burlington Stores, Inc	12,006,570
135,199	*	CarMax, Inc	9,957,406
187,776	*	Dollar Tree, Inc	14,960,114
140,831	e	Expedia Group Inc	9,996,184
370,800	*,e	Farfetch Ltd	4,909,392
110,080	*	Five Below, Inc	9,924,813
1,877,773	*	Groupon, Inc	2,290,883
220,637	*	GrubHub, Inc	10,544,242
41,285		Tiffany & Co	5,222,553
250,000	*	Trip.com Group Ltd (ADR)	6,440,000
		TOTAL RETAILING	114,326,445

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.2%
582,108	*,n	Advanced Micro Devices, Inc	30,496,638
104,364		Entegris, Inc	5,659,660
93,370		Lam Research Corp	23,835,494
68,799		Microchip Technology, Inc	6,035,736
48,180		Monolithic Power Systems, Inc	9,631,664
93,899		NXP Semiconductors NV	9,349,523
103,288		Xilinx, Inc	9,027,371
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	94,036,086

SOFTWARE & SERVICES - 18.2%
14,098	*,g	Adyen NV	13,922,898
240,869	*	Anaplan, Inc	9,841,907
113,263	*,e	Datadog, Inc	5,110,427
66,038	*	EPAM Systems, Inc	14,587,134
37,580	*,e	Everbridge, Inc	4,185,660
191,654	*	Fiserv, Inc	19,751,861
100,000	*,e	GDS Holdings Ltd (ADR)	5,732,000
140,831		Global Payments, Inc	23,380,763
75,124	*	HubSpot, Inc	12,668,160
300,443	*,e	Medallia, Inc	6,453,516
87,324	*	Okta, Inc	13,212,121
37,955	*	Paylocity Holding Corp	4,346,986
122,054	*	Proofpoint, Inc	14,857,633
80,000	*,e	RingCentral, Inc	18,282,400
701,725		Sabre Corp	5,101,541
328,609	*,e	Slack Technologies, Inc	8,770,574
150,221	*	Synopsys, Inc	23,602,724
11,857	*	Wix.com Ltd	1,551,014
49,153	*	Zendesk, Inc	3,778,883
		TOTAL SOFTWARE & SERVICES	209,138,202

TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
225,332		Amphenol Corp (Class A)	19,887,802
23,481	*	Arista Networks, Inc	5,149,383
58,970		CDW Corp	6,533,876
75,124	*	Keysight Technologies, Inc	7,269,750
110,000		Motorola Solutions, Inc	15,819,100
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	54,659,911
19

TIAA-CREF FUNDS – Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

TRANSPORTATION - 0.8%
197,165	*,e	Lyft, Inc (Class A)	$6,472,927
192,695	*,e	Spirit Airlines, Inc	2,894,279
		TOTAL TRANSPORTATION	9,367,206

		TOTAL COMMON STOCKS	1,148,633,560
		(Cost $1,037,476,342)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 3.6%

GOVERNMENT AGENCY DEBT - 0.3%
$3,583,000		Federal Farm Credit Bank (FFCB)	0.010%	05/01/20	3,583,000
		TOTAL GOVERNMENT AGENCY DEBT			3,583,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.3%
38,178,389	c	State Street Navigator Securities Lending Government Money Market Portfolio			38,178,389
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			38,178,389

		TOTAL SHORT-TERM INVESTMENTS			41,761,389
		(Cost $41,761,389)
		TOTAL INVESTMENTS - 103.6%			1,190,394,949
		(Cost $1,079,237,731)
		OTHER ASSETS & LIABILITIES, NET - (3.6)%			(41,287,298)
		NET ASSETS - 100.0%			$1,149,107,651

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $36,751,701.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2020, the aggregate value of these securities is $13,922,898 or 1.2% of net assets.
n	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on open written options contracts.

Written options outstanding as of April 30, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Advanced Micro Devices, Inc, Call	1,700	$(902,751)	$41.00	07/17/20	$(2,163,250)
20

TIAA-CREF FUNDS – Mid-Cap Value Fund

TIAA-CREF FUNDS

MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

BANKS - 3.4%
515,009		CIT Group, Inc	$9,774,871
376,742		East West Bancorp, Inc	13,212,342
598,286		Synovus Financial Corp	12,569,989
569,882		TCF Financial Corp	16,919,796
427,584		Western Alliance Bancorp	15,341,714
		TOTAL BANKS	67,818,712

CAPITAL GOODS - 5.6%
337,313		Crane Co	18,366,693
270,386		Eaton Corp	22,577,231
197,975		L3Harris Technologies, Inc	38,347,757
354,758	*,e	Mastec, Inc	12,735,812
224,395		Trane Technologies plc	19,616,611
		TOTAL CAPITAL GOODS	111,644,104

CONSUMER DURABLES & APPAREL - 2.7%
431,211		Brunswick Corp	20,577,389
198,195	*	Meritage Homes Corp	10,417,129
1,612,633		Newell Brands Inc	22,383,346
		TOTAL CONSUMER DURABLES & APPAREL	53,377,864

CONSUMER SERVICES - 2.4%
52,532		Domino's Pizza, Inc	19,012,907
1,492,995	e	International Game Technology plc	11,257,182
110,107		Wyndham Destinations, Inc	2,815,436
395,050		Wyndham Hotels & Resorts, Inc	14,897,336
		TOTAL CONSUMER SERVICES	47,982,861

DIVERSIFIED FINANCIALS - 8.6%
2,234,320		AGNC Investment Corp	27,750,254
226,308		Ameriprise Financial, Inc	26,011,842
552,791		Bank of New York Mellon Corp	20,751,774
1,058,945		Colony Credit Real Estate, Inc	5,093,526
377,096		Discover Financial Services	16,203,815
1,559,194		Starwood Property Trust, Inc	20,175,970
737,851		Synchrony Financial	14,602,071
3,451,226		Two Harbors Investment Corp	15,772,103
535,944		Voya Financial, Inc	24,208,591
		TOTAL DIVERSIFIED FINANCIALS	170,569,946

FOOD, BEVERAGE & TOBACCO - 5.1%
379,603		Kellogg Co	24,863,996
709,205	e	Keurig Dr Pepper, Inc	18,765,564
415,671	*	Monster Beverage Corp	25,692,625
21

TIAA-CREF FUNDS – Mid-Cap Value Fund

SHARES		COMPANY	VALUE

501,641		Tyson Foods, Inc (Class A)	$31,197,054
		TOTAL FOOD, BEVERAGE & TOBACCO	100,519,239

HEALTH CARE EQUIPMENT & SERVICES - 8.0%
661,761	*	Centene Corp	44,060,047
395,824	*	Hologic, Inc	19,830,782
202,696		McKesson Corp	28,630,810
143,848	*	Molina Healthcare, Inc	23,586,757
353,695		Zimmer Biomet Holdings, Inc	42,337,292
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	158,445,688

HOUSEHOLD & PERSONAL PRODUCTS - 1.4%
143,569		Colgate-Palmolive Co	10,088,594
473,264		Energizer Holdings, Inc	18,438,365
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	28,526,959

INSURANCE - 5.5%
190,271		Allstate Corp	19,354,366
294,671	*	Argo Group International Holdings Ltd	10,419,567
974,485	*,e	BRP Group, Inc	9,764,340
688,375		Hartford Financial Services Group, Inc	26,151,366
245,217		Willis Towers Watson plc	43,719,739
		TOTAL INSURANCE	109,409,378

MATERIALS - 6.6%
528,339	*	Berry Global Group, Inc	21,022,609
1,060,781		CF Industries Holdings, Inc	29,171,477
280,246		International Flavors & Fragrances, Inc	36,720,633
747,966		Newmont Goldcorp Corp	44,489,018
		TOTAL MATERIALS	131,403,737

MEDIA & ENTERTAINMENT - 2.9%
1,384,059		Altice USA, Inc	35,944,012
1,974,400	*	Conyers Park II Acquisition Corp	21,629,552
		TOTAL MEDIA & ENTERTAINMENT	57,573,564

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.1%
155,716	*	Jazz Pharmaceuticals plc	17,167,689
409,367	*	Prestige Consumer Healthcare, Inc.	16,657,143
258,581	*	United Therapeutics Corp	28,330,135
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	62,154,967

REAL ESTATE - 12.3%
147,038		AvalonBay Communities, Inc	23,959,842
199,227		Camden Property Trust	17,545,922
132,108		Essex Property Trust, Inc	32,247,563
675,905		Gaming and Leisure Properties, Inc	19,087,557
811,551		MGM Growth Properties LLC	20,426,739
477,844		QTS Realty Trust, Inc	29,879,585
607,479		Rexford Industrial Realty, Inc	24,736,545
360,252		SL Green Realty Corp	19,111,368
418,887		STAG Industrial, Inc	10,995,784
168,641		Sun Communities, Inc	22,665,350
22

TIAA-CREF FUNDS – Mid-Cap Value Fund

SHARES		COMPANY	VALUE

465,060		Welltower, Inc	$23,825,024
		TOTAL REAL ESTATE	244,481,279

RETAILING - 0.8%
578,088	*	LKQ Corp	15,117,001
		TOTAL RETAILING	15,117,001

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
515,693	*,e	Cree, Inc	22,241,839
57,085		Lam Research Corp	14,572,659
419,824	*	Micron Technology, Inc	20,105,371
219,566		NXP Semiconductors NV	21,862,187
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	78,782,056

SOFTWARE & SERVICES - 2.3%
541,529	e	DXC Technology Co	9,817,921
142,295	*	j2 Global, Inc	11,474,669
131,616	*	Proofpoint, Inc	16,021,615
858,679	*,e	Verra Mobility Corp	7,693,764
		TOTAL SOFTWARE & SERVICES	45,007,969

TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
498,825	*	Ciena Corp	23,070,656
1,128,830		HP, Inc	17,508,153
192,424		Motorola Solutions, Inc	27,672,496
609,226		Western Digital Corp	28,073,134
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	96,324,439

TRANSPORTATION - 1.6%
234,173		Kansas City Southern	30,571,285
		TOTAL TRANSPORTATION	30,571,285

UTILITIES - 18.4%
697,077		Alliant Energy Corp	33,843,088
247,602		American Electric Power Co, Inc	20,578,202
340,435		Atmos Energy Corp	34,714,157
1,184,244		Centerpoint Energy, Inc	20,167,675
358,250		Entergy Corp	34,216,458
1,341,814		Equitable Holdings, Inc	24,582,033
578,783		Evergy, Inc	33,818,291
675,638		Exelon Corp	25,052,657
933,624		FirstEnergy Corp	38,530,662
1,514,426		PPL Corp	38,496,709
266,035		Sempra Energy	32,948,435
1,637,922		Vistra Energy Corp	32,004,996
		TOTAL UTILITIES	368,953,363

		TOTAL COMMON STOCKS	1,978,664,411
		(Cost $2,259,354,929)
23

TIAA-CREF FUNDS – Mid-Cap Value Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.2%

GOVERNMENT AGENCY DEBT - 0.2%
$1,970,000		Federal Home Loan Bank (FHLB)	0.080%	05/11/20	$1,969,951
2,300,000		FHLB	0.090	05/21/20	2,299,885
		TOTAL GOVERNMENT AGENCY DEBT			4,269,836

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.0%
20,425,276	c	State Street Navigator Securities Lending Government Money Market Portfolio			20,425,276
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			20,425,276

		TOTAL SHORT-TERM INVESTMENTS			24,695,112
		(Cost $24,695,117)
		TOTAL INVESTMENTS - 100.7%			2,003,359,523
		(Cost $2,284,050,046)
		OTHER ASSETS & LIABILITIES, NET - (0.7)%			(14,866,541)
		NET ASSETS - 100.0%			$1,988,492,982

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $27,123,404.
24

TIAA-CREF FUNDS – Quant Large-Cap Growth Fund

TIAA-CREF FUNDS

QUANT LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.7%
27,760	*	Tesla, Inc	$21,704,989
		TOTAL AUTOMOBILES & COMPONENTS	21,704,989

CAPITAL GOODS - 4.1%
47,876		3M Co	7,273,322
341,925		Allison Transmission Holdings, Inc	12,425,555
200,558		Ametek, Inc	16,820,799
87,467		Boeing Co	12,334,596
191,286	e	BWX Technologies, Inc	10,149,635
167,570		Fortive Corp	10,724,480
60,199		L3Harris Technologies, Inc	11,660,546
67,278		Lockheed Martin Corp	26,175,179
18,847		Northrop Grumman Corp	6,232,138
49,320		Raytheon Technologies Corp	3,196,429
289	*	Sensata Technologies Holding plc	10,514
74,160		Spirit Aerosystems Holdings, Inc (Class A)	1,643,386
30,120		Trane Technologies plc	2,633,090
43,486		Wabtec Corp	2,453,480
		TOTAL CAPITAL GOODS	123,733,149

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
50,767	*	Copart, Inc	4,066,944
197,914	*	IAA, Inc	7,639,480
41,397		IHS Markit Ltd	2,786,018
200,416		TransUnion	15,790,777
70,628		Waste Management, Inc	7,064,213
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	37,347,432

CONSUMER DURABLES & APPAREL - 0.7%
730		Hasbro, Inc	52,713
156,359		Nike, Inc (Class B)	13,631,378
158	*	NVR, Inc	489,800
116,005	*	Tempur Sealy International, Inc	6,235,269
7,780		VF Corp	452,018
		TOTAL CONSUMER DURABLES & APPAREL	20,861,178

CONSUMER SERVICES - 1.4%
27,370	*	Bright Horizons Family Solutions	3,187,236
7,260		Domino's Pizza, Inc	2,627,612
160,008	*	Hilton Grand Vacations, Inc	3,296,165
14,080		Las Vegas Sands Corp	676,122
75,710		Service Corp International	2,781,585
303,015		Starbucks Corp	23,250,341
99,360		Yum China Holdings, Inc	4,814,986
		TOTAL CONSUMER SERVICES	40,634,047
25

TIAA-CREF FUNDS – Quant Large-Cap Growth Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 3.2%
15,071		American Express Co	$1,375,229
41,996		CBOE Global Markets, Inc	4,173,563
10,470		Charles Schwab Corp	394,928
177,897		Discover Financial Services	7,644,234
197,713		Intercontinental Exchange Group, Inc	17,685,428
240,000		iShares Russell 1000 Growth Index Fund	41,467,200
177,995		LPL Financial Holdings, Inc	10,718,859
2,740		MarketAxess Holdings, Inc	1,246,727
21,440		Moody's Corp	5,229,216
13,140		Morningstar, Inc	2,049,314
99,066	e	Virtu Financial, Inc	2,315,173
		TOTAL DIVERSIFIED FINANCIALS	94,299,871

ENERGY - 0.0%
23,980		Cabot Oil & Gas Corp	518,448
		TOTAL ENERGY	518,448

FOOD & STAPLES RETAILING - 1.1%
106,807		Costco Wholesale Corp	32,362,521
		TOTAL FOOD & STAPLES RETAILING	32,362,521

FOOD, BEVERAGE & TOBACCO - 3.0%
453,584		Altria Group, Inc	17,803,172
778,326		Coca-Cola Co	35,717,380
50,913		Hershey Co	6,742,408
1,310		Kellogg Co	85,805
221,009		PepsiCo, Inc	29,237,281
		TOTAL FOOD, BEVERAGE & TOBACCO	89,586,046

HEALTH CARE EQUIPMENT & SERVICES - 6.7%
107,908		Baxter International, Inc	9,580,072
653,312	*	Boston Scientific Corp	24,486,134
47,973	*	Centene Corp	3,194,042
58,575		Cigna Corp	11,467,814
91,645		Danaher Corp	14,980,292
40,337	*	DexCom, Inc	13,520,962
77,338	*	Edwards Lifesciences Corp	16,821,015
76,106		HCA Healthcare, Inc	8,362,527
159,154	*	Hologic, Inc	7,973,615
40,060		McKesson Corp	5,658,475
297,080	*	PPD, Inc	7,100,212
235,218		UnitedHealth Group, Inc	68,794,209
44,473		West Pharmaceutical Services, Inc	8,416,960
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	200,356,329

HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
39,460		Estee Lauder Cos (Class A)	6,960,744
1,460	*	Herbalife Nutrition Ltd	54,531
140,022		Procter & Gamble Co	16,504,393
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	23,519,668
26

TIAA-CREF FUNDS – Quant Large-Cap Growth Fund

SHARES		COMPANY	VALUE

INSURANCE - 1.5%
418,828	*	Arch Capital Group Ltd	$10,064,437
217,248		Axis Capital Holdings Ltd	7,951,277
11,379	*	Markel Corp	9,852,393
188,249		Marsh & McLennan Cos, Inc	18,322,275
		TOTAL INSURANCE	46,190,382

MATERIALS - 0.7%
578,407	*	Axalta Coating Systems Ltd	11,417,754
114,553		CF Industries Holdings, Inc	3,150,207
68,195		PPG Industries, Inc	6,194,152
		TOTAL MATERIALS	20,762,113

MEDIA & ENTERTAINMENT - 11.3%
66,988	*	Alphabet, Inc (Class A)	90,212,739
48,351	*	Alphabet, Inc (Class C)	65,209,060
286,938		Altice USA, Inc	7,451,780
106,197		Comcast Corp (Class A)	3,996,193
113,995	*	Electronic Arts, Inc	13,025,069
505,907	*	Facebook, Inc	103,564,222
12,920	*	Madison Square Garden Co	2,213,454
13,130	*	Madison Square Garden Entertainment Corp	1,085,851
67,256	*	NetFlix, Inc	28,237,432
8,955	*	Roku, Inc	1,085,615
86,004	*	Spotify Technology S.A.	13,035,626
53,117	*	Take-Two Interactive Software, Inc	6,429,813
8,980	*	Twitter, Inc	257,546
47,420		World Wrestling Entertainment, Inc (Class A)	2,108,767
		TOTAL MEDIA & ENTERTAINMENT	337,913,167

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.5%
160,299		AbbVie, Inc	13,176,578
95,521	*	Alexion Pharmaceuticals, Inc	10,265,642
60,728		Amgen, Inc	14,527,352
351,050	*	Avantor, Inc	5,901,151
360,283		Bristol-Myers Squibb Co	21,908,809
86,020		Bruker BioSciences Corp	3,382,306
77,836		Eli Lilly & Co	12,036,559
196,906	e	Gilead Sciences, Inc	16,540,104
54,561	*	Horizon Therapeutics Plc	1,966,378
2,990	*	Illumina, Inc	953,900
76,944	*	Incyte Corp	7,514,351
103,880	*	IQVIA Holdings, Inc	14,812,249
170,921		Johnson & Johnson	25,644,987
642,233		Merck & Co, Inc	50,954,766
103,530	*	PerkinElmer, Inc	9,372,571
87,292	*	PRA Health Sciences, Inc	8,423,678
45,632	*	Sage Therapeutics, Inc	1,778,735
21,072		Thermo Fisher Scientific, Inc	7,052,377
33,410	*	Vertex Pharmaceuticals, Inc	8,392,592
142,199		Zoetis, Inc	18,387,753
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	252,992,838
27

TIAA-CREF FUNDS – Quant Large-Cap Growth Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 2.6%
75,589		American Tower Corp	$17,990,182
352,325		Americold Realty Trust	10,777,622
239,477	*	CBRE Group, Inc	10,280,748
4,400		Equinix, Inc	2,970,880
230,742		Equity Lifestyle Properties, Inc	13,916,050
329,753		Outfront Media, Inc	5,173,824
9,700		SBA Communications Corp	2,812,224
96,704		Sun Communities, Inc	12,997,018
		TOTAL REAL ESTATE	76,918,548

RETAILING - 11.3%
88,658	*	Amazon.com, Inc	219,339,892
124,891		Dollar General Corp	21,893,392
103,063	*	Dollar Tree, Inc	8,211,029
4,510	*	Etsy, Inc	292,564
23,599	*	GrubHub, Inc	1,127,796
134,305		Home Depot, Inc	29,524,268
288,020		Lowe's Companies, Inc	30,170,095
30,960		Ross Stores, Inc	2,828,506
464,740		TJX Companies, Inc	22,795,497
8,490	*	Wayfair, Inc	1,053,100
		TOTAL RETAILING	337,236,139

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
203,197	*	Advanced Micro Devices, Inc	10,645,491
74,659		Applied Materials, Inc	3,709,059
53,741		Broadcom, Inc	14,597,130
49,468		Lam Research Corp	12,628,191
84,810		Maxim Integrated Products, Inc	4,662,854
124,335		NVIDIA Corp	36,340,634
352,509		QUALCOMM, Inc	27,731,883
50,642		Teradyne, Inc	3,167,151
66,259		Texas Instruments, Inc	7,690,682
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	121,173,075

SOFTWARE & SERVICES - 24.2%
36,783	*,e	2U, Inc	873,596
51,752		Accenture plc	9,583,953
79,440	*	Adobe, Inc	28,093,162
80,668	*	Anaplan, Inc	3,296,094
112,307	*	Autodesk, Inc	21,016,009
31,892		Automatic Data Processing, Inc	4,678,237
46,988	*,e	Avalara, Inc	4,199,318
70,927	e	Booz Allen Hamilton Holding Co	5,208,879
144,087	*	Cadence Design Systems, Inc	11,689,778
17,780		Citrix Systems, Inc	2,578,278
116,353		CoreLogic Inc	4,470,282
33,330	*	DocuSign, Inc	3,491,317
362,227	*	Dropbox, Inc	7,614,011
122,928	*	Dynatrace, Inc	3,669,401
64,925	*	Elastic NV	4,164,289
610	*	Euronet Worldwide, Inc	55,974
174,002		Fidelity National Information Services, Inc	22,949,124
28

TIAA-CREF FUNDS – Quant Large-Cap Growth Fund

SHARES		COMPANY	VALUE

75,227	*	Fiserv, Inc	$7,752,895
114,880	*	Gartner, Inc	13,648,893
320,132		Genpact Ltd	11,022,145
31,591		Global Payments, Inc	5,244,738
181,731	*	GoDaddy, Inc	12,617,583
540		International Business Machines Corp	67,802
11,130		Intuit, Inc	3,002,985
222,021		Mastercard, Inc (Class A)	61,049,114
1,569,917		Microsoft Corp	281,344,826
14,810	*	Nutanix, Inc	303,457
6,190	*	Okta, Inc	936,547
143,762		Oracle Corp	7,615,073
55,329	*	Pagerduty, Inc	1,167,995
314,953	*	PayPal Holdings, Inc	38,739,219
103,738	*,e	Pluralsight, Inc	1,705,453
46,233	*,e	RealPage, Inc	2,981,566
16,752	*	RingCentral, Inc	3,828,335
165,827	*	salesforce.com, Inc	26,855,683
5,774	*	ServiceNow, Inc	2,029,792
159,074		SS&C Technologies Holdings, Inc	8,774,522
196,919		Switch, Inc	3,381,099
32,516	*,e	Twilio, Inc	3,651,547
324,598		Visa, Inc (Class A)	58,012,155
107,315	*	Workday, Inc	16,515,778
176,000	*	Zendesk, Inc	13,530,880
		TOTAL SOFTWARE & SERVICES	723,411,784

TECHNOLOGY HARDWARE & EQUIPMENT - 11.3%
135,270		Amphenol Corp (Class A)	11,938,930
858,619		Apple, Inc	252,262,262
136,813		CDW Corp	15,158,880
1,008,102		Cisco Systems, Inc	42,723,363
674,491		HP, Inc	10,461,356
12,590	*	Keysight Technologies, Inc	1,218,334
29,613		Motorola Solutions, Inc	4,258,646
1,191		NetApp, Inc	52,130
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	338,073,901

TRANSPORTATION - 1.5%
67,474	*	Lyft, Inc (Class A)	2,215,171
81,910		Southwest Airlines Co	2,559,688
246,015	*,e	Uber Technologies, Inc	7,446,874
138,451		Union Pacific Corp	22,123,085
114,667		United Parcel Service, Inc (Class B)	10,854,378
		TOTAL TRANSPORTATION	45,199,196

		TOTAL COMMON STOCKS	2,984,794,821
		(Cost $1,855,252,409)
29

TIAA-CREF FUNDS – Quant Large-Cap Growth Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 0.5%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
13,855,340	c	State Street Navigator Securities Lending Government Money Market Portfolio	$13,855,340
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	13,855,340

		TOTAL SHORT-TERM INVESTMENTS	13,855,340
		(Cost $13,855,340)
		TOTAL INVESTMENTS - 100.3%	2,998,650,161
		(Cost $1,869,107,749)
		OTHER ASSETS & LIABILITIES, NET - (0.3)%	(9,237,281)
		NET ASSETS - 100.0%	$2,989,412,880

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $13,535,913.
30

TIAA-CREF FUNDS – Quant Large-Cap Value Fund

TIAA-CREF FUNDS
QUANT LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.2%
15,510		Aptiv plc	$1,078,721
63,360		Ford Motor Co	322,502
42,500		General Motors Co	947,325
		TOTAL AUTOMOBILES & COMPONENTS	2,348,548

BANKS - 8.3%
897,557		Bank of America Corp	21,586,246
274,090		Citigroup, Inc	13,309,811
119,324		Citizens Financial Group, Inc	2,671,664
81,718		East West Bancorp, Inc	2,865,850
2,970		First Republic Bank	309,741
96,770		FNB Corp	782,869
303,433		JPMorgan Chase & Co	29,056,744
202,980		MGIC Investment Corp	1,483,784
144,854		PacWest Bancorp	2,931,845
22,582		PNC Financial Services Group, Inc	2,408,822
2,421		Popular, Inc	93,426
30,615		Synovus Financial Corp	643,221
115,875		Truist Financial Corp	4,324,455
48,487		US Bancorp	1,769,776
401,771		Wells Fargo & Co	11,671,448
		TOTAL BANKS	95,909,702

CAPITAL GOODS - 7.4%
42,340		3M Co	6,432,293
7,819	*	Aecom Technology Corp	283,517
72,846		Ametek, Inc	6,109,594
37,239		BWX Technologies, Inc	1,975,901
236,459	*	Carrier Global Corp	4,187,689
17,494		Caterpillar, Inc	2,035,952
70,079	e	Eaton Corp	5,851,596
78,468		Fortive Corp	5,021,952
595,244		General Electric Co	4,047,659
46,933		GrafTech International Ltd	381,096
49,393		ITT, Inc	2,603,999
227,950		Johnson Controls International plc	6,635,624
30,039		L3Harris Technologies, Inc	5,818,554
36,817		nVent Electric plc	686,637
2,243		Oshkosh Corp	151,470
90,104	*	Otis Worldwide Corp	4,587,195
111,886		PACCAR, Inc	7,745,868
111,553		Quanta Services, Inc	4,056,067
178,220		Raytheon Technologies Corp	11,550,438
429		Stanley Black & Decker, Inc	47,276
195,437	*	Univar Solutions Inc	2,837,745
31

TIAA-CREF FUNDS – Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE

34,935		Wabtec Corp	$1,971,033
		TOTAL CAPITAL GOODS	85,019,155

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
51,724	*	Clean Harbors, Inc	2,763,613
24,929	*	IAA, Inc	962,260
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	3,725,873

CONSUMER DURABLES & APPAREL - 0.8%
70,179		DR Horton, Inc	3,313,852
70,710	*	Garmin Ltd	5,738,824
3,419		Polaris Inc	242,510
		TOTAL CONSUMER DURABLES & APPAREL	9,295,186

CONSUMER SERVICES - 1.5%
8,300		ARAMARK Holdings Corp	226,673
3,343		Dunkin Brands Group, Inc	210,074
56,571		Extended Stay America, Inc	614,927
41,111	*	frontdoor, Inc	1,591,407
97,530		H&R Block, Inc	1,623,875
110,181	*	Hilton Grand Vacations, Inc	2,269,729
46,772		McDonald’s Corp	8,772,556
37,823	*	ServiceMaster Global Holdings, Inc	1,287,873
8,690		Yum China Holdings, Inc	421,117
		TOTAL CONSUMER SERVICES	17,018,231

DIVERSIFIED FINANCIALS - 6.0%
44,344		American Express Co	4,046,390
222,823		Bank of New York Mellon Corp	8,364,775
1,320		BlackRock, Inc	662,693
114,391		Capital One Financial Corp	7,407,961
3,500		CBOE Global Markets, Inc	347,830
20,620		Charles Schwab Corp	777,786
24,935		CME Group, Inc	4,443,666
81,099		Discover Financial Services	3,484,824
15,449		Goldman Sachs Group, Inc	2,833,656
92,698		Intercontinental Exchange Group, Inc	8,291,836
160,000		iShares Russell 1000 Value Index Fund	17,643,200
53,166		Morgan Stanley	2,096,335
4,868		Northern Trust Corp	385,351
117,312		OneMain Holdings, Inc	2,840,124
2,630		State Street Corp	165,795
190,700		Two Harbors Investment Corp	871,499
9,650		Virtu Financial, Inc	225,521
95,371	e	Voya Financial, Inc	4,307,908
		TOTAL DIVERSIFIED FINANCIALS	69,197,150

ENERGY - 6.2%
101,229		Baker Hughes Co	1,412,145
198,179		Chevron Corp	18,232,468
158,233		ConocoPhillips	6,661,609
145,008		EOG Resources, Inc	6,889,330
17,490		EQT Corp	255,179
32

TIAA-CREF FUNDS – Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE

533,847		Exxon Mobil Corp	$24,807,870
4,990		Helmerich & Payne, Inc	98,652
71,428		HollyFrontier Corp	2,359,981
158,880		Kinder Morgan, Inc	2,419,743
165,751		Kosmos Energy Ltd	273,489
7,220		Marathon Petroleum Corp	231,618
18,270		Occidental Petroleum Corp	303,282
18,400		Parsley Energy, Inc	173,880
75,876		PBF Energy, Inc	864,986
9,560		Phillips 66	699,505
138,653		Schlumberger Ltd	2,332,144
226,319		Targa Resources Investments, Inc	2,933,094
1,840		Valero Energy Corp	116,564
34,130		Williams Cos, Inc	661,098
		TOTAL ENERGY	71,726,637

FOOD & STAPLES RETAILING - 1.5%
84,280		Kroger Co	2,664,091
88,546	*	US Foods Holding Corp	1,903,739
26,610		Walgreens Boots Alliance, Inc	1,151,947
95,018		Walmart, Inc	11,549,438
		TOTAL FOOD & STAPLES RETAILING	17,269,215

FOOD, BEVERAGE & TOBACCO - 4.5%
205,574		Altria Group, Inc	8,068,780
10,268	*	Beyond Meat, Inc	1,016,429
103,850		Bunge Ltd	4,119,730
33,340		Campbell Soup Co	1,666,333
67,697		Coca-Cola Co	3,106,615
13,530		ConAgra Brands, Inc	452,443
7,480		General Mills, Inc	447,977
3,548		Hershey Co	469,862
10,790		Ingredion, Inc	876,148
159,307		Mondelez International, Inc	8,194,752
46,594		PepsiCo, Inc	6,163,920
161,712		Philip Morris International, Inc	12,063,715
113		Seaboard Corp	340,254
77,708		Tyson Foods, Inc (Class A)	4,832,661
		TOTAL FOOD, BEVERAGE & TOBACCO	51,819,619

HEALTH CARE EQUIPMENT & SERVICES - 6.5%
38,332		Abbott Laboratories	3,529,994
2,324		Anthem, Inc	652,417
6,720		Becton Dickinson & Co	1,697,002
3,349		Cardinal Health, Inc	165,709
10,567		Cigna Corp	2,068,807
195,221		CVS Health Corp	12,015,853
23,738		Danaher Corp	3,880,213
33,695		HCA Healthcare, Inc	3,702,407
62,279	*	Hologic, Inc	3,120,178
22,103		Humana, Inc	8,439,367
37,622		McKesson Corp	5,314,107
183,908		Medtronic plc	17,954,938
79,880	*	PPD, Inc	1,909,132

33

TIAA-CREF FUNDS – Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE

15,810		STERIS plc	$2,252,925
14,748		West Pharmaceutical Services, Inc	2,791,206
48,789		Zimmer Biomet Holdings, Inc	5,840,043
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	75,334,298

HOUSEHOLD & PERSONAL PRODUCTS - 3.6%
154,798		Colgate-Palmolive Co	10,877,655
3,824		Kimberly-Clark Corp	529,547
258,388		Procter & Gamble Co	30,456,194
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	41,863,396

INSURANCE - 7.8%
78,680		Allstate Corp	8,003,330
49,821		American International Group, Inc	1,266,948
32,938	*	Arch Capital Group Ltd	791,500
26,174	*,e	Athene Holding Ltd	706,698
76,428		Axis Capital Holdings Ltd	2,797,265
206,777	*	Berkshire Hathaway, Inc (Class B)	38,741,739
33,905	*	Brighthouse Financial, Inc	871,697
1,866		Chubb Ltd	201,547
102,085		Fidelity National Financial Inc	2,761,399
44,629		First American Financial Corp	2,058,289
56,090		Hartford Financial Services Group, Inc	2,130,859
33,166		Kemper Corp	2,229,418
55,740		Lincoln National Corp	1,977,098
4,760	*	Markel Corp	4,121,398
19,134		Marsh & McLennan Cos, Inc	1,862,312
45,934		Mercury General Corp	1,881,457
219,113		Metlife, Inc	7,905,597
85,314		Principal Financial Group	3,106,283
58,322		Travelers Cos, Inc	5,902,770
		TOTAL INSURANCE	89,317,604

MATERIALS - 4.1%
38,477		Air Products & Chemicals, Inc	8,679,642
42,761	*	Alcoa Corp	348,502
171,100	*	Arconic Corp	1,491,992
154,157	*	Axalta Coating Systems Ltd	3,043,059
25,467		CF Industries Holdings, Inc	700,343
20,120		Corteva, Inc	526,943
40,584		Dow, Inc	1,489,027
157,646		DuPont de Nemours, Inc	7,412,515
2,425	*	Element Solutions, Inc	24,856
329,288		Graphic Packaging Holding Co	4,395,995
31,150		Linde plc	5,731,288
22,093		LyondellBasell Industries NV	1,280,289
57,348		Newmont Goldcorp Corp	3,411,059
27,286		Reliance Steel & Aluminum Co	2,444,280
30,175		Royal Gold, Inc	3,697,343
159,974		Valvoline, Inc	2,749,953
		TOTAL MATERIALS	47,427,086

MEDIA & ENTERTAINMENT - 3.5%
57,399		Activision Blizzard, Inc	3,658,038
34

TIAA-CREF FUNDS – Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE

1,450	*	Charter Communications, Inc	$718,083
189,563		Comcast Corp (Class A)	7,133,256
23,178	*,e	GCI Liberty, Inc	1,409,918
11,131	*	Liberty Media Group (Class A)	336,713
57,078	*	Liberty Media Group (Class C)	1,837,341
43,200	*	Liberty SiriusXM Group (Class A)	1,456,272
89,766	*	Liberty SiriusXM Group (Class C)	3,058,328
37,766	e	Lions Gate Entertainment Corp (Class A)	269,649
33,923		Lions Gate Entertainment Corp (Class B)	226,606
4,340	*	Madison Square Garden Entertainment Corp	358,918
9,020		Omnicom Group, Inc	514,410
4,564	*	Take-Two Interactive Software, Inc	552,472
1,532	e	ViacomCBS, Inc (Class A)	30,073
163,131		Walt Disney Co	17,642,618
1,550	*	Zillow Group, Inc (Class C)	68,138
97,787	*	Zynga, Inc	737,314
		TOTAL MEDIA & ENTERTAINMENT	40,008,147

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.1%
36,968	*	Alexion Pharmaceuticals, Inc	3,972,951
25,558		Allergan plc	4,788,036
286		Amgen, Inc	68,417
28,168	*	Avantor, Inc	473,504
4,745	*	Biogen, Inc	1,408,458
58,402		Bristol-Myers Squibb Co	3,551,426
18,784	*	Elanco Animal Health, Inc	464,153
35,856	*	Exelixis, Inc	885,464
156,164		Gilead Sciences, Inc	13,117,776
4,615	*	Horizon Therapeutics Plc	166,325
5,491	*	IQVIA Holdings, Inc	782,962
253,825		Johnson & Johnson	38,083,903
78,050		Merck & Co, Inc	6,192,487
3,120	*	Moderna, Inc	143,489
686,318		Pfizer, Inc	26,327,158
4,140	*	Regeneron Pharmaceuticals, Inc	2,177,143
4,971		Thermo Fisher Scientific, Inc	1,663,694
8,749	*,e	United Therapeutics Corp	958,540
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	105,225,886

REAL ESTATE - 5.5%
85,313		American Campus Communities, Inc	3,010,696
72,660		Brixmor Property Group, Inc	831,957
54,266		Camden Property Trust	4,779,207
7,639	*	CBRE Group, Inc	327,942
118,249		Columbia Property Trust, Inc	1,689,778
27,190		CubeSmart	685,188
14,290		Digital Realty Trust, Inc	2,136,212
175,454		Douglas Emmett, Inc	5,349,593
10,898		Empire State Realty Trust, Inc	91,107
75,114		Gaming and Leisure Properties, Inc	2,121,219
133,980		Healthcare Trust of America, Inc	3,299,928
164,540		Hudson Pacific Properties	4,044,393
222,454		Invitation Homes, Inc	5,261,037
42,257		National Retail Properties, Inc	1,379,269

35

TIAA-CREF FUNDS – Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE

71,160		Outfront Media, Inc	$1,116,500
113,857		Paramount Group, Inc	1,098,720
69,445		Prologis, Inc	6,196,577
13,196		Public Storage, Inc	2,447,198
18,190		Realty Income Corp	998,995
334,707		Retail Properties of America, Inc	2,075,183
48,321		Spirit Realty Capital, Inc	1,486,354
173,932		STORE Capital Corp	3,490,815
31,750		Sun Communities, Inc	4,267,200
8,033		Ventas, Inc	259,868
71,755		VICI Properties, Inc	1,249,972
66,109		Welltower, Inc	3,386,764
538		WP Carey, Inc	35,390
		TOTAL REAL ESTATE	63,117,062

RETAILING - 2.7%
31,506		Dollar General Corp	5,523,002
66,931		Home Depot, Inc	14,713,441
61,407	*,e	LKQ Corp	1,605,793
71,866		Target Corp	7,886,575
6,060		Tiffany & Co	766,590
		TOTAL RETAILING	30,495,401

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
502,576		Intel Corp	30,144,509
7,529		Lam Research Corp	1,922,003
116,001		Maxim Integrated Products, Inc	6,377,735
52,740	*	Micron Technology, Inc	2,525,719
14,610		MKS Instruments, Inc	1,464,360
12,168	*	Qorvo, Inc	1,192,829
9,633		Skyworks Solutions, Inc	1,000,676
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	44,627,831

SOFTWARE & SERVICES - 2.7%
38,660		Amdocs Ltd	2,491,250
3,160	*	Autodesk, Inc	591,331
53,340		CoreLogic Inc	2,049,323
82,238		DXC Technology Co	1,490,975
26,638	*	Dynatrace, Inc	795,144
63,197		Fidelity National Information Services, Inc	8,335,052
3,269		Jack Henry & Associates, Inc	534,645
17,380		Leidos Holdings, Inc	1,717,318
125,263		NortonLifelock, Inc	2,664,344
40,914	*	Nuance Communications, Inc	826,463
70,782		SS&C Technologies Holdings, Inc	3,904,335
28,061	*	VeriSign, Inc	5,878,499
		TOTAL SOFTWARE & SERVICES	31,278,679

TECHNOLOGY HARDWARE & EQUIPMENT - 1.4%
32,947	*	Arrow Electronics, Inc	2,073,025
18,074	*	Dell Technologies, Inc	771,579
3,170		Dolby Laboratories, Inc (Class A)	190,295
34,274	*	F5 Networks, Inc	4,772,997
36

TIAA-CREF FUNDS – Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE

221,020		HP, Inc	$3,428,020
1,600		Motorola Solutions, Inc	230,096
77,452		National Instruments Corp	2,975,706
29,717		Western Digital Corp	1,369,360
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	15,811,078

TELECOMMUNICATION SERVICES - 3.9%
547,432		AT&T, Inc	16,680,253
491,531		Verizon Communications, Inc	28,238,456
		TOTAL TELECOMMUNICATION SERVICES	44,918,709

TRANSPORTATION - 1.3%
31,678		Alaska Air Group, Inc	1,030,169
68,970	e	American Airlines Group, Inc	828,330
17,530		CSX Corp	1,161,012
12,840		FedEx Corp	1,627,727
10,729	e	Knight-Swift Transportation Holdings, Inc	398,904
62,511	*,e	Lyft, Inc (Class A)	2,052,236
13,331		Norfolk Southern Corp	2,280,934
81,110		Schneider National, Inc	1,777,120
129,283	*	Uber Technologies, Inc	3,913,396
920	*	XPO Logistics, Inc	61,401
		TOTAL TRANSPORTATION	15,131,229

UTILITIES - 7.1%
93,771		Ameren Corp	6,821,840
100,765		American Electric Power Co, Inc	8,374,579
243,562		Centerpoint Energy, Inc	4,147,861
100,140		CMS Energy Corp	5,716,993
12,878		Dominion Energy Inc	993,280
10,279		DTE Energy Co	1,066,344
9,615		Duke Energy Corp	814,006
64,229		Entergy Corp	6,134,512
111,953		Equitable Holdings, Inc	2,050,979
109,902		Evergy, Inc	6,421,574
12,412		Eversource Energy	1,001,648
230,301		Exelon Corp	8,539,561
172,366		MDU Resources Group, Inc	3,871,340
27,812		NextEra Energy, Inc	6,427,910
241,772		NiSource, Inc	6,070,895
30,879		Pinnacle West Capital Corp	2,377,374
94,071		Public Service Enterprise Group, Inc	4,770,340
33,916		Sempra Energy	4,200,497
6,769		Southern Co	384,005
54,715		Vistra Energy Corp	1,069,131
		TOTAL UTILITIES	81,254,669

		TOTAL COMMON STOCKS	1,149,140,391
		(Cost $988,983,031)
37

TIAA-CREF FUNDS – Quant Large-Cap Value Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 0.5%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
5,790,034	c	State Street Navigator Securities Lending Government Money Market Portfolio	$5,790,034
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	5,790,034

		TOTAL SHORT-TERM INVESTMENTS	5,790,034
		(Cost $5,790,034)
		TOTAL INVESTMENTS - 100.3%	1,154,930,425
		(Cost $994,773,065)
		OTHER ASSETS & LIABILITIES, NET - (0.3)%	(3,658,185)
		NET ASSETS - 100.0%	$1,151,272,240

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $5,551,390.
38

TIAA-CREF FUNDS – Quant Small-Cap Equity Fund

TIAA-CREF FUNDS

QUANT SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 0.4%
504,900	*	Adient plc	$7,563,402
60,200	*	Gentherm, Inc	2,253,888
		TOTAL AUTOMOBILES & COMPONENTS	9,817,290

BANKS - 9.8%
66,900	e	Amalgamated Bank	715,830
242,800	*	Axos Financial, Inc	5,596,540
295,700		Bank of NT Butterfield & Son Ltd	6,508,357
132,803		Cadence BanCorp	879,156
315,600		Cathay General Bancorp	8,811,552
130,800		Centerstate Banks of Florida, Inc	2,274,612
166,100		Central Pacific Financial Corp	2,905,089
36,300		Civista Bancshares, Inc	556,479
130,423		ConnectOne Bancorp, Inc	1,948,520
248,500	*	Customers Bancorp, Inc	3,170,860
32,500		Eagle Bancorp, Inc	1,140,100
22,803		Enterprise Financial Services Corp	700,964
358,100		Essent Group Ltd	9,783,292
106,500		Federal Agricultural Mortgage Corp (Class C)	7,096,095
18,900		Financial Institutions, Inc	365,715
93,700		First Bancorp (NC)	2,491,483
112,980		First Defiance Financial Corp	1,963,592
89,900		First Merchants Corp	2,545,069
365,800		First Midwest Bancorp, Inc	5,406,524
194,200		Flagstar Bancorp, Inc	5,031,722
94,000		Glacier Bancorp, Inc	3,579,520
12,200		Great Southern Bancorp, Inc	519,354
188,326		Great Western Bancorp, Inc	3,540,529
168,100		Heritage Commerce Corp	1,492,728
401,247		Hilltop Holdings, Inc	7,744,067
93,100		Horizon Bancorp	1,059,478
174,600		IBERIABANK Corp	7,238,916
100,559		Independent Bank Corp (MI)	1,477,212
202,300	e	Independent Bank Group, Inc	6,131,713
1,440,200		Investors Bancorp, Inc	13,408,262
117,800		Kearny Financial Corp	1,095,540
160,000		Lakeland Bancorp, Inc	1,790,400
27,600		Lakeland Financial Corp	1,168,308
274,482		Meta Financial Group, Inc	5,055,958
600,600	*,e	Mr Cooper Group, Inc	5,753,748
154,300		National Bank Holdings Corp	4,101,294
244,900	*	NMI Holdings, Inc	3,311,048
117,100		Northwest Bancshares, Inc	1,242,431
131,600		OceanFirst Financial Corp	2,217,460
531,500		OFG Bancorp	6,686,270
39

TIAA-CREF FUNDS – Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

161,700		Pacific Premier Bancorp, Inc	$3,452,295
39,800		Peapack Gladstone Financial Corp	751,026
308,400		PennyMac Financial Services, Inc	9,304,428
49,405		QCR Holdings, Inc	1,520,686
832,400		Radian Group, Inc	12,469,352
66,959		Sandy Spring Bancorp, Inc	1,707,455
438,300	e	Simmons First National Corp (Class A)	8,196,210
56,100		Southern National Bancorp of Virginia, Inc	564,927
219,100	*	The Bancorp, Inc	1,527,127
21,900		Trico Bancshares	659,628
127,100	e	United Bankshares, Inc	3,807,916
724,112		United Community Banks, Inc	15,311,348
171,300		Walker & Dunlop, Inc	6,583,059
		TOTAL BANKS	214,361,244

CAPITAL GOODS - 10.6%
278,904		Advanced Drainage Systems, Inc	11,306,768
66,959	*	Aerojet Rocketdyne Holdings, Inc	2,754,693
76,800	*,e	Aerovironment, Inc	4,627,968
134,100		Arcosa, Inc	4,997,907
478,643	*	Atkore International Group, Inc	11,650,171
47,610	*	Axon Enterprise, Inc	3,461,723
141,300		AZZ, Inc	4,435,407
413,183	*	BMC Stock Holdings, Inc	8,780,139
646,200	*	Builders FirstSource, Inc	11,857,770
153,580		Columbus McKinnon Corp	4,158,946
439,000		Comfort Systems USA, Inc	14,618,700
71,379		CSW Industrials, Inc	4,728,145
111,969		Douglas Dynamics, Inc	4,138,374
236,266		EMCOR Group, Inc	15,009,979
140,465		EnPro Industries, Inc	6,370,088
571,196	*	Evoqua Water Technologies Corp	9,167,696
360,370		Federal Signal Corp	9,704,764
242,800	*	Foundation Building Materials, Inc	2,840,760
201,200	*	Gibraltar Industries, Inc	9,315,560
349,359	*	GMS, Inc	6,421,218
473,700	*	Great Lakes Dredge & Dock Corp	4,187,508
80,700		Insteel Industries, Inc	1,417,899
52,000		Kaman Corp	2,015,520
13,000	*	Lawson Products, Inc	436,930
140,800	*,e	Mastec, Inc	5,054,720
82,285	*	Mercury Systems, Inc	7,336,531
87,540		Moog, Inc (Class A)	4,331,479
282,410		Mueller Industries, Inc	7,314,419
258,979	*	Parsons Corp	9,685,815
42,500		Powell Industries, Inc	1,078,225
57,418	*	RBC Bearings, Inc	7,273,712
768,054		Rexnord Corp	20,944,833
143,744	*	SPX Corp	5,480,959
39,829	*	Trimas Corp	949,523
88,415	*	Vectrus, Inc	4,598,464
		TOTAL CAPITAL GOODS	232,453,313
40

TIAA-CREF FUNDS – Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 3.7%
239,092	*	CBIZ, Inc	$5,678,435
52,060	e	CRA International, Inc	2,193,288
123,695		Ennis, Inc	2,301,964
274,602		Exponent, Inc	19,312,759
66,500	*	Franklin Covey Co	1,379,875
132,400		Heidrick & Struggles International, Inc	2,971,056
111,843	*	Huron Consulting Group, Inc	6,267,682
43,123		ICF International, Inc	3,171,265
141,570		Kforce, Inc	4,240,021
22,500		McGrath RentCorp	1,227,375
254,506		Tetra Tech, Inc	19,159,212
275,198	*	TriNet Group, Inc	13,476,446
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	81,379,378

CONSUMER DURABLES & APPAREL - 2.4%
254,500	*	Century Communities, Inc	5,451,390
197,100	*	CROCS, Inc	4,779,675
25,300	*	Deckers Outdoor Corp	3,763,628
140,245	*	Installed Building Products, Inc	6,915,481
30,100		Johnson Outdoors, Inc	2,057,636
223,300	*,e	Purple Innovation, Inc	2,246,398
348,462		Skyline Champion Corp	6,868,186
745,200	*	Sonos, Inc	7,615,944
74,800		Steven Madden Ltd	1,875,236
417,800	*,e	YETI Holdings, Inc	11,535,458
		TOTAL CONSUMER DURABLES & APPAREL	53,109,032

CONSUMER SERVICES - 2.6%
341,300	*	Adtalem Global Education, Inc	10,843,101
119,100	*	American Public Education, Inc	3,069,207
223,300		BBX Capital Corp	473,396
10,400	*	Biglari Holdings, Inc (B Shares)	727,896
76,600		Carriage Services, Inc	1,150,532
122,400	*	Chegg, Inc	5,232,600
41,144		Collectors Universe	903,934
274,000	*	K12, Inc	6,222,540
567,300	*	Laureate Education, Inc	5,372,331
245,500	*,e	Noodles & Co	1,534,375
520,319	*	Perdoceo Education Corp	6,764,147
131,100	*	Select Interior Concepts Inc	419,520
217,994		Texas Roadhouse, Inc (Class A)	10,265,337
174,500	*	WW International Inc	4,451,495
		TOTAL CONSUMER SERVICES	57,430,411

DIVERSIFIED FINANCIALS - 2.8%
95,100		Ares Management Corp	3,190,605
63,777		Arlington Asset Investment Corp (Class A)	180,489
346,600	*	Blucora, Inc	4,876,662
595,000		Brightsphere Investment Group, Inc	4,408,950
270,500	e	Cowen Group, Inc	2,961,975
244,800	*,e	Encore Capital Group, Inc	6,359,904
236,633	*	Enova International, Inc	3,795,594
443,500	*,e	Ezcorp, Inc (Class A)	2,483,600
41

TIAA-CREF FUNDS – Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

814,500	e	FGL Holdings	$8,454,510
52,300		Hamilton Lane, Inc	3,391,655
76,500		Piper Jaffray Cos	4,124,115
157,800		Sculptor Capital Management, Inc	2,313,348
340,226		Stifel Financial Corp	15,065,207
35,900		Westwood Holdings Group, Inc	826,777
		TOTAL DIVERSIFIED FINANCIALS	62,433,391

ENERGY - 1.3%
536,846	e	Berry Petroleum Co LLC	1,841,382
208,000		Brigham Minerals, Inc	2,681,120
184,112	e	Delek US Holdings, Inc	4,299,015
156,718	*	Exterran Corp	1,065,682
24,125		Falcon Minerals Corp	58,986
126,653	*	Matrix Service Co	1,322,257
1,664,015	*	NexTier Oilfield Solutions, Inc	3,860,515
153,539	*	Par Pacific Holdings, Inc	1,492,399
317,569	*,e	Renewable Energy Group, Inc	7,878,887
184,200		World Fuel Services Corp	4,605,000
		TOTAL ENERGY	29,105,243

FOOD & STAPLES RETAILING - 0.5%
152,288		Andersons, Inc	2,584,328
129,838	e	Natural Grocers by Vitamin C	1,463,274
250,700	*	Performance Food Group Co	7,358,045
		TOTAL FOOD & STAPLES RETAILING	11,405,647

FOOD, BEVERAGE & TOBACCO - 2.5%
125,765	e	B&G Foods, Inc (Class A)	2,442,356
46,596	*,e	Boston Beer Co, Inc (Class A)	21,737,500
127,722	e	Calavo Growers, Inc	7,407,876
478,823	*,e	Hostess Brands, Inc	5,755,453
62,507	e	Lancaster Colony Corp	8,415,317
545,239	*	Simply Good Foods Co	10,277,755
		TOTAL FOOD, BEVERAGE & TOBACCO	56,036,257

HEALTH CARE EQUIPMENT & SERVICES - 8.7%
37,700	*	Addus HomeCare Corp	3,054,454
15,700	*	Amedisys, Inc	2,891,312
225,000	*	Angiodynamics, Inc	2,346,750
201,529	*	AtriCure, Inc	8,689,930
59,024	*	Cardiovascular Systems, Inc	2,479,008
38,805		Computer Programs & Systems, Inc	932,484
162,200	e	Conmed Corp	11,988,202
64,900		Ensign Group, Inc	2,427,909
126,309	*	Globus Medical, Inc	5,994,625
155,332	*	Haemonetics Corp	17,673,675
214,470	*	Hanger Inc	3,937,669
137,614	*	HealthStream, Inc	3,141,040
517,738	*	HMS Holdings Corp	14,846,137
465,629	*	Inovalon Holdings, Inc	8,148,508
124,700	*	Integer Holding Corp	9,285,162
303,816	e	Invacare Corp	2,284,696
500,237	*	Lantheus Holdings, Inc	6,528,093
42

TIAA-CREF FUNDS – Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

148,474	*	LivaNova plc	$7,886,939
82,800	*	Magellan Health Services, Inc	5,028,444
338,165	*	Meridian Bioscience, Inc	4,057,980
122,298	*	Natus Medical, Inc	3,056,227
270,100	*	NuVasive, Inc	16,443,688
221,700	*	Orthofix Medical Inc	7,859,265
257,300	e	Patterson Cos, Inc	4,703,444
214,048	*	Pennant Group, Inc	4,236,010
792,900	*	R1 RCM, Inc	8,182,728
498,900	*	Select Medical Holdings Corp	8,516,223
31,631	*	Tandem Diabetes Care, Inc	2,523,521
75,546	*	Teladoc, Inc	12,434,116
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	191,578,239

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
457,200	*	elf Beauty, Inc	5,975,604
65,111	*,e	Lifevantage Corp	1,009,220
110,134		Reynolds Consumer Products Inc	3,571,646
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	10,556,470

INSURANCE - 1.9%
165,658		Amerisafe, Inc	10,547,445
106,199	*,e	Benefytt Technologies, Inc	2,774,980
49,301		Employers Holdings, Inc	1,497,271
41,900		FedNat Holding Co	507,828
2,325,752	*	Genworth Financial, Inc (Class A)	8,442,480
132,460		Heritage Insurance Holdings, Inc	1,502,096
141,418		James River Group Holdings Ltd	5,017,511
86,700		National General Holdings Corp	1,649,901
483,951	*	Third Point Reinsurance Ltd	3,600,595
96,960		United Insurance Holdings Corp	829,008
260,276		Universal Insurance Holdings, Inc	4,744,832
		TOTAL INSURANCE	41,113,947

MATERIALS - 4.1%
354,700		Boise Cascade Co	11,091,469
778,700		Commercial Metals Co	12,412,478
673,900	*,†	Ferroglobe plc	0
670,500	*	Gold Resource Corp	2,769,165
62,100		Innospec, Inc	4,503,492
169,400		Materion Corp	8,764,756
155,114		Myers Industries, Inc	1,917,209
52,634	e	Olympic Steel, Inc	496,865
218,200		PH Glatfelter Co	3,185,720
465,400		PolyOne Corp	10,839,166
180,215		Schnitzer Steel Industries, Inc (Class A)	2,804,145
105,800	e	Stepan Co	10,093,320
727,200	*	Summit Materials, Inc	10,987,992
297,300		Trinseo S.A.	6,079,785
23,914	*	UFP Technologies, Inc	1,028,302
135,892	*	US Concrete, Inc	2,606,409
		TOTAL MATERIALS	89,580,273
43

TIAA-CREF FUNDS – Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

MEDIA & ENTERTAINMENT - 1.4%
5,333	*,e	Arcutis Biotherapeutics, Inc	$158,497
5,332	*,e	Beam Therapeutics, Inc	85,045
842	*	Black Diamond Therapeutics, Inc	31,188
93,809	*,e	Cardlytics, Inc	4,216,715
191,529	*	Cargurus, Inc	4,382,183
232,900	*,e	Imax Corp	2,678,350
74,400	*,e	Liberty Braves Group (Class A)	1,535,616
161,800	*	Liberty Braves Group (Class C)	3,250,562
91,836	*,e	Liberty Latin America Ltd (Class A)	982,645
2,444	*	REVOLUTION Medicines, Inc	76,424
52,600		Scholastic Corp	1,529,082
159,900	*	TechTarget, Inc	3,728,868
290,700	*	WideOpenWest, Inc	1,720,944
250,800	*,e	Yelp, Inc	5,605,380
		TOTAL MEDIA & ENTERTAINMENT	29,981,499

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 13.3%
17,639	*	89bio, Inc	414,693
247,856	*	Acadia Pharmaceuticals, Inc	11,973,923
109,243	*	Acceleron Pharma, Inc	9,889,769
362,405	*	Adamas Pharmaceuticals, Inc	1,170,568
439,100	*,e	Affimed NV	961,629
595,893	*	Akebia Therapeutics, Inc	4,826,733
1,072,687	*	Amicus Therapeutics, Inc	12,668,433
116,743	*	Apellis Pharmaceuticals, Inc	4,000,783
108,111	*	Arena Pharmaceuticals, Inc	5,294,196
212,182	*	Arrowhead Pharmaceuticals Inc	7,305,426
154,245	*	Arvinas, Inc	8,097,862
169,463	*	Assembly Biosciences, Inc	2,967,297
53,800	*	Axsome Therapeutics, Inc	5,112,614
1,030,910	*	BioDelivery Sciences International, Inc	4,700,950
127,613	*	Bioxcel Therapeutics Inc	4,721,681
147,900	*	Blueprint Medicines Corp	8,700,957
243,522	*,e	CareDx, Inc	6,180,588
193,703	*	ChemoCentryx, Inc	10,268,196
280,554	*,e	Chiasma, Inc	1,450,464
345,400	*	Chimerix, Inc	794,420
253,139	*	Concert Pharmaceuticals, Inc	2,526,327
175,115	*,e	Corcept Therapeutics, Inc	2,216,956
401,217	*	CytomX Therapeutics, Inc	4,140,559
152,900	*	Eiger BioPharmaceuticals, Inc	1,137,576
734,726	*	Fluidigm Corp	1,645,786
100,221	*,e	Harpoon Therapeutics, Inc	1,262,785
363,800	*,e	Heron Therapeutics, Inc	5,187,788
110,656	*,e	Intellia Therapeutics, Inc	1,490,536
306,387	*	Intersect ENT, Inc	3,517,323
124,244	*,e	Intra-Cellular Therapies, Inc	2,195,391
116,635	*,e	Invitae Corp	1,930,309
136,635	*	Iovance Biotherapeutics, Inc	4,392,815
610,898	*	Ironwood Pharmaceuticals, Inc	6,108,980
820,141	*	Kadmon Holdings, Inc	3,526,606
101,417	*,e	Kala Pharmaceuticals, Inc	1,010,113
191,638	*,e	Kiniksa Pharmaceuticals Ltd	3,823,178
236,352	*,e	Kura Oncology, Inc	3,438,922
44

TIAA-CREF FUNDS – Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

426,389	*	MacroGenics, Inc	$3,070,001
265,771	*,e	Minerva Neurosciences, Inc	2,383,966
26,088	*	Mirati Therapeutics, Inc	2,218,524
197,725	*	Momenta Pharmaceuticals, Inc	6,267,883
27,482	*,e	Morphic Holding, Inc	374,030
295,011	*,e	NanoString Technologies, Inc	9,369,549
292,294	*	Natera, Inc	10,826,570
367,732	*	NeoGenomics, Inc	10,053,793
1,632	*	Passage Bio, Inc	27,010
298,544		Phibro Animal Health Corp	7,974,110
60,763	*	Prothena Corp plc	681,761
219,900	*	PTC Therapeutics, Inc	11,197,308
246,887	*,e	Puma Biotechnology, Inc	2,481,214
129,928	*	Quanterix Corp	3,404,114
31,523	*,e	Reata Pharmaceuticals, Inc	4,985,678
235,722	*	Recro Pharma, Inc	1,994,208
50,762	*	Repligen Corp	5,896,006
69,174	*,e	Replimune Group, Inc	1,251,358
433,266	*	Retrophin, Inc	6,594,309
111,526	*	Rocket Pharmaceuticals, Inc	1,650,585
5,332	*	Schrodinger, Inc	247,405
117,063	*	Syneos Health, Inc	6,530,945
110,300	*,e	Tricida, Inc	3,336,575
148,266	*	Twist Bioscience Corp	4,849,781
109,243	*,e	UroGen Pharma Ltd	2,426,287
462,200	*	Vanda Pharmaceuticals, Inc	5,315,300
353,500	*,e	Vericel Corp	5,125,750
266,906	*,e	Voyager Therapeutics, Inc	2,885,254
280,500	*	Zogenix, Inc	7,918,515
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	292,390,921

REAL ESTATE - 6.7%
230,000		Acadia Realty Trust	2,849,700
262,600		American Assets Trust, Inc	7,436,832
151,900		Armada Hoffler Properties, Inc	1,459,759
146,859		Bluerock Residential Growth REIT, Inc	854,719
181,200		EastGroup Properties, Inc	19,207,200
526,442		First Industrial Realty Trust, Inc	19,883,714
809,000		Geo Group, Inc	10,258,120
449,100		Global Net Lease, Inc	6,462,549
351,500		Independence Realty Trust, Inc	3,539,605
23,534		Investors Real Estate Trust	1,473,935
428,500		National Storage Affiliates Trust	12,203,680
605,448		Newmark Group, Inc	2,349,138
112,300		Office Properties Income Trust	3,077,020
627,000		Piedmont Office Realty Trust, Inc	10,878,450
143,328		PS Business Parks, Inc	18,502,212
49,000		QTS Realty Trust, Inc	3,063,970
119,200		RMR Group, Inc	3,535,472
127,699		Saul Centers, Inc	4,165,541
505,100		STAG Industrial, Inc	13,258,875
355,100		Summit Hotel Properties, Inc	2,151,906
		TOTAL REAL ESTATE	146,612,397

RETAILING - 3.7%
484,948	*,e	1-800-FLOWERS.COM, Inc (Class A)	9,306,152
45

TIAA-CREF FUNDS – Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

136,696		Aaron’s, Inc	$4,361,969
630,351	*	BJ’s Wholesale Club Holdings, Inc	16,584,535
336,900	*,e	Hibbett Sports, Inc	5,198,367
180,600	*,e	Lands’ End, Inc	1,536,906
28,500	*	Murphy USA, Inc	3,043,800
592,300		Rent-A-Center, Inc	11,789,732
794,837	*,e	Rubicon Project, Inc	5,698,981
120,100	e	Shoe Carnival, Inc	2,836,762
259,700	*,e	Sleep Number Corp	7,765,030
55,888	*	Stamps.com, Inc	8,845,394
213,000	*	Zumiez, Inc	4,502,820
		TOTAL RETAILING	81,470,448

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.6%
113,694	*	Axcelis Technologies, Inc	2,655,892
362,731		Brooks Automation, Inc	13,961,516
70,977	*	Enphase Energy, Inc	3,323,853
475,562	*	Formfactor, Inc	11,080,594
178,556	*,e	Impinj, Inc	4,010,368
209,061	*,e	Inphi Corp	20,182,749
952,047	*	Lattice Semiconductor Corp	21,430,578
786,057	*	NeoPhotonics Corp Ltd	7,561,868
17,856		NVE Corp	1,013,685
139,738	*	PDF Solutions, Inc	2,231,616
1,044,545	*	Rambus, Inc	13,088,149
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	100,540,868

SOFTWARE & SERVICES - 7.3%
253,300	*	ACI Worldwide, Inc	6,940,420
51,037	*	American Software, Inc (Class A)	841,090
202,100	*	Benefitfocus, Inc	2,188,743
74,676	*	Blackline, Inc	4,535,820
125,500	*	Bottomline Technologies, Inc	5,224,565
292,946	*	Commvault Systems, Inc	12,505,865
174,538	*	Envestnet, Inc	10,912,116
54,241	*,e	Everbridge, Inc	6,041,363
59,241	*	ExlService Holdings, Inc	3,656,947
208,424		Mantech International Corp (Class A)	15,540,093
275,445		NIC, Inc	6,674,032
715,463		Perspecta, Inc	15,432,537
272,945		Progress Software Corp	11,166,180
64,024	*	Rapid7, Inc	2,916,293
128,266		Science Applications International Corp	10,474,201
58,371	*,e	SecureWorks Corp	664,262
298,490	*	SPS Commerce, Inc	16,569,180
321,099	*	Tenable Holdings, Inc	8,367,840
274,600	*	Upland Software, Inc	8,685,598
32,407	*	Verint Systems, Inc	1,385,075
246,400	*	Workiva, Inc	9,449,440
188,500	*	Zix Corp	1,032,980
		TOTAL SOFTWARE & SERVICES	161,204,640

TECHNOLOGY HARDWARE & EQUIPMENT - 3.8%
174,800	*	Agilysys, Inc	3,424,332
126,900		Comtech Telecommunications Corp	2,348,919
66,089	*	ePlus, Inc	4,675,797
46

TIAA-CREF FUNDS – Quant Small-Cap Equity Fund

SHARES		COMPANY	VALUE

955,400	*	Extreme Networks, Inc	$3,248,360
284,685	*	Fitbit, Inc	1,904,543
258,300	*	Insight Enterprises, Inc	14,023,107
237,951	*	Knowles Corp	3,700,138
83,684	*	Lumentum Holdings, Inc	6,770,872
123,483	*,e	OSI Systems, Inc	8,937,699
291,316	*	Ribbon Communications, Inc	1,061,847
474,801	*	Sanmina Corp	13,166,232
43,697	*	Tech Data Corp	6,145,546
339,201	*	TTM Technologies, Inc	3,931,339
674,809	*	Viavi Solutions, Inc	8,151,693
49,539	*	Vishay Precision Group, Inc	1,145,342
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	82,635,766

TELECOMMUNICATION SERVICES - 1.2%
618,313	*	Boingo Wireless, Inc	8,619,283
130,779	*	Cincinnati Bell, Inc	1,915,913
29,131		Cogent Communications Group, Inc	2,442,052
18,738	*	IDT Corp (Class B)	101,185
252,401	*	Iridium Communications, Inc	5,680,285
93,155	*	Ooma, Inc	1,086,187
113,482		Spok Holdings, Inc	1,164,325
690,956	*	Vonage Holdings Corp	5,776,392
		TOTAL TELECOMMUNICATION SERVICES	26,785,622

TRANSPORTATION - 1.5%
163,432		ArcBest Corp	3,329,110
129,896		Forward Air Corp	6,702,634
403,857		Heartland Express, Inc	7,911,559
251,749	*	Hub Group, Inc (Class A)	12,111,644
70,358		Marten Transport Ltd	1,577,426
194,464	*	Radiant Logistics, Inc	832,306
		TOTAL TRANSPORTATION	32,464,679

UTILITIES - 4.1%
347,296		Avista Corp	14,947,620
112,628		Black Hills Corp	6,976,178
220,325		Clearway Energy, Inc (Class A)	4,120,077
25,761		Northwest Natural Holding Co	1,677,041
195,951		NorthWestern Corp	11,304,413
136,853		PNM Resources, Inc	5,541,178
367,239	d	Portland General Electric Co	17,183,113
134,135		South Jersey Industries, Inc	3,834,920
94,677		Southwest Gas Holdings Inc	7,176,517
195,333		Spire, Inc	14,251,496
59,653		Unitil Corp	3,001,142
		TOTAL UTILITIES	90,013,695

		TOTAL COMMON STOCKS	2,184,460,670
		(Cost $2,325,963,679)
47

TIAA-CREF FUNDS – Quant Small-Cap Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 6.1%

GOVERNMENT AGENCY DEBT - 0.8%
$1,500,000		Federal Home Loan Bank (FHLB)	0.060%	05/11/20	$1,499,962
5,080,000		FHLB	0.010-0.550	05/28/20	5,079,657
3,400,000		FHLB	0.070	06/01/20	3,399,707
5,000,000		FHLB	0.030	07/27/20	4,998,550
5,000,000		FHLB	0.100	01/19/21	4,994,521
		TOTAL GOVERNMENT AGENCY DEBT			19,972,397

REPURCHASE AGREEMENT - 0.3%
6,070,000		Fixed Income Clearing Corp	0.020	05/01/20	6,070,000
		TOTAL REPURCHASE AGREEMENT			6,070,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5.0%
109,039,569	c	State Street Navigator Securities Lending Government Money Market Portfolio			109,039,569
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			109,039,569

		TOTAL SHORT-TERM INVESTMENTS			135,081,966
		(Cost $135,084,529)
		TOTAL INVESTMENTS - 105.5%			2,319,542,636
		(Cost $2,461,048,208)
		OTHER ASSETS & LIABILITIES, NET - (5.5)%			(121,773,883)
		NET ASSETS - 100.0%			$2,197,768,753

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $109,684,438.

Futures contracts outstanding as of April 30, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	170	06/19/20	$9,476,217	$11,106,950	$1,630,733
48

TIAA-CREF FUNDS – Quant Small/Mid-Cap Equity Fund

TIAA-CREF FUNDS

QUANT SMALL/MID-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 0.4%
89,500	*	Adient plc	$1,340,710
42,049	*	Stoneridge, Inc	842,242
		TOTAL AUTOMOBILES & COMPONENTS	2,182,952

BANKS - 6.3%
63,615		Bank of NT Butterfield & Son Ltd	1,400,166
52,484		BankUnited	1,039,708
52,604		Berkshire Hills Bancorp, Inc	896,372
58,420		Cathay General Bancorp	1,631,086
74,698		Central Pacific Financial Corp	1,306,468
15,200		Community Bank System, Inc	949,848
37,696		ConnectOne Bancorp, Inc	563,178
56,410		Essent Group Ltd	1,541,121
390,800		First Bancorp (Puerto Rico)	2,278,364
2,741		First Citizens Bancshares, Inc (Class A)	1,047,062
81,112		First Hawaiian, Inc	1,426,760
40,700		Flagstar Bancorp, Inc	1,054,537
67,697		Great Western Bancorp, Inc	1,272,704
107,407		Heritage Commerce Corp	953,774
80,184		Hilltop Holdings, Inc	1,547,551
14,538		HomeTrust Bancshares, Inc	223,449
179,126		MGIC Investment Corp	1,309,411
78,420		National Bank Holdings Corp	2,084,404
80,378	*	NMI Holdings, Inc	1,086,711
77,139		OFG Bancorp	970,409
30,100		PacWest Bancorp	609,224
14,539		Peoples Bancorp, Inc	353,443
50,253		Popular, Inc	1,939,263
38,194		Prosperity Bancshares, Inc	2,288,966
59,400		Radian Group, Inc	889,812
91,943		TFS Financial Corp	1,255,022
66,679	*	The Bancorp, Inc	464,753
23,074		Trico Bancshares	694,989
34,100		Washington Federal, Inc	911,834
53,289		WSFS Financial Corp	1,554,973
51,164		Zions Bancorporation	1,617,294
		TOTAL BANKS	37,162,656

CAPITAL GOODS - 11.3%
59,726		Advanced Drainage Systems, Inc	2,421,292
66,771	*	Aecom Technology Corp	2,421,116
66,486		Allison Transmission Holdings, Inc	2,416,101
98,362	*	Atkore International Group, Inc	2,394,131
35,939		AZZ, Inc	1,128,125
202,300	*,e	Bloom Energy Corp	1,551,641
49

TIAA-CREF FUNDS – Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

105,260	*	BMC Stock Holdings, Inc	$2,236,775
145,037	*	Builders FirstSource, Inc	2,661,429
22,000		BWX Technologies, Inc	1,167,320
17,620		Carlisle Cos, Inc	2,131,315
35,800		Comfort Systems USA, Inc	1,192,140
22,022		Curtiss-Wright Corp	2,282,580
52,235		EMCOR Group, Inc	3,318,490
26,825		EnPro Industries, Inc	1,216,514
81,700	*	Evoqua Water Technologies Corp	1,311,285
55,745		Federal Signal Corp	1,501,213
48,959		Flowserve Corp	1,379,175
84,388	*	Foundation Building Materials, Inc	987,340
24,300	*	Gibraltar Industries, Inc	1,125,090
62,495	*	GMS, Inc	1,148,658
42,907		Graco, Inc	1,916,227
128,858	*	Harsco Corp	1,286,003
69,522		ITT, Inc	3,665,200
26,500		Jacobs Engineering Group, Inc	2,192,875
16,882		Moog, Inc (Class A)	835,321
143,958	*	MRC Global, Inc	771,615
26,600		MSC Industrial Direct Co (Class A)	1,586,424
39,792	*	MYR Group, Inc	1,193,760
34,067		Primoris Services Corp	531,786
64,369		Quanta Services, Inc	2,340,457
79,700		Rexnord Corp	2,173,419
14,700		Simpson Manufacturing Co, Inc	1,059,870
44,255	*	SPX Corp	1,687,443
28,518		Systemax, Inc	566,368
45,811	*	Thermon Group Holdings	699,992
93,495		Universal Forest Products, Inc	3,844,514
35,830	*	Vectrus, Inc	1,863,518
5,800		Watsco, Inc	933,742
18,806		Watts Water Technologies, Inc (Class A)	1,549,614
		TOTAL CAPITAL GOODS	66,689,878

COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
45,900		ABM Industries, Inc	1,583,091
40,036		Insperity, Inc	1,910,117
73,705		Kforce, Inc	2,207,465
28,033		Kimball International, Inc (Class B)	343,965
58,685		Robert Half International, Inc	2,774,040
37,480	*	SP Plus Corp	790,453
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	9,609,131

CONSUMER DURABLES & APPAREL - 3.1%
9,365	*	Cavco Industries, Inc	1,448,578
54,758	*	CROCS, Inc	1,327,882
61,815		Kontoor Brands, Inc	1,199,829
46,559	*	Malibu Boats, Inc	1,600,699
166,394		Newell Brands Inc	2,309,549
757	*	NVR, Inc	2,346,700
60,167		Pulte Homes, Inc	1,700,921
101,430		Skyline Champion Corp	1,999,185
50,760		Steven Madden Ltd	1,272,553
50

TIAA-CREF FUNDS – Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

27,100	*	Tempur Sealy International, Inc	$1,456,625
19,800	*	TopBuild Corp	1,845,162
		TOTAL CONSUMER DURABLES & APPAREL	18,507,683

CONSUMER SERVICES - 3.1%
42,904		ARAMARK Holdings Corp	1,171,708
21,962	*	Bright Horizons Family Solutions	2,557,475
43,164		Dunkin Brands Group, Inc	2,712,426
52,043	*	frontdoor, Inc	2,014,585
63,300		H&R Block, Inc	1,053,945
39,507	*	K12, Inc	897,204
80,231	*	Perdoceo Education Corp	1,043,003
49,487	*	ServiceMaster Global Holdings, Inc	1,685,032
16,095		Strategic Education, Inc	2,563,933
23,856		Wingstop, Inc	2,797,593
		TOTAL CONSUMER SERVICES	18,496,904

DIVERSIFIED FINANCIALS - 5.0%
77,229		Artisan Partners Asset Management, Inc	2,273,622
133,371		Brightsphere Investment Group, Inc	988,279
84,681	*	Cannae Holdings, Inc	2,671,686
30,813		Cohen & Steers, Inc	1,779,143
73,700		Federated Investors, Inc (Class B)	1,678,149
21,807		FirstCash, Inc	1,566,615
31,621	*	INTL FCStone, Inc	1,263,575
64,975		LPL Financial Holdings, Inc	3,912,794
13,177		MarketAxess Holdings, Inc	5,995,667
14,792		Morningstar, Inc	2,306,960
60,664		OneMain Holdings, Inc	1,468,675
12,500		Vanguard Small-Cap ETF	1,653,000
86,000		Virtu Financial, Inc	2,009,820
		TOTAL DIVERSIFIED FINANCIALS	29,567,985

ENERGY - 1.3%
25,500		Cimarex Energy Co	648,210
472,271	*	Clean Energy Fuels Corp	1,017,744
59,138	*	Exterran Corp	402,138
290,680	*	NexTier Oilfield Solutions, Inc	674,378
138,145		Parsley Energy, Inc	1,305,470
102,849	*	Renewable Energy Group, Inc	2,551,684
37,605		World Fuel Services Corp	940,125
		TOTAL ENERGY	7,539,749

FOOD & STAPLES RETAILING - 1.1%
44,900		Andersons, Inc	761,953
52,503	*	Performance Food Group Co	1,540,963
102,237		SpartanNash Co	1,753,365
130,600	*	United Natural Foods, Inc	1,389,584
56,761	*	US Foods Holding Corp	1,220,361
		TOTAL FOOD & STAPLES RETAILING	6,666,226
51

TIAA-CREF FUNDS – Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 1.6%
53,980		Bunge Ltd	$2,141,387
17,143		Cal-Maine Foods, Inc	711,606
36,178	*	Freshpet, Inc	2,728,183
111,869	*	Hostess Brands, Inc	1,344,665
32,707		Ingredion, Inc	2,655,808
		TOTAL FOOD, BEVERAGE & TOBACCO	9,581,649

HEALTH CARE EQUIPMENT & SERVICES - 8.1%
25,316	*	DexCom, Inc	8,485,923
58,746		Encompass Health Corp	3,891,923
23,446	*	Haemonetics Corp	2,667,686
37,154		Hill-Rom Holdings, Inc	4,179,453
13,538	*	Insulet Corp	2,703,809
13,134	*	Integer Holding Corp	977,958
21,540	*	Integra LifeSciences Holdings Corp	1,099,617
12,600	*	Magellan Health Services, Inc	765,198
26,158	*	Molina Healthcare, Inc	4,289,127
22,119	*	Nevro Corp	2,602,079
19,705	*	Orthofix Medical Inc	698,542
36,100		Patterson Cos, Inc	659,908
33,078	*	Providence Service Corp	1,918,855
40,900	*	R1 RCM, Inc	422,088
79,407	*	Select Medical Holdings Corp	1,355,477
24,294	*	Silk Road Medical Inc	1,017,433
22,618		STERIS plc	3,223,065
21,329	*	Tactile Systems Technology, Inc	1,101,003
20,374	*	Tandem Diabetes Care, Inc	1,625,438
25,389	*	Teladoc, Inc	4,178,776
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	47,863,358

HOUSEHOLD & PERSONAL PRODUCTS - 0.3%
98,216	*	elf Beauty, Inc	1,283,683
8,900	e	Medifast, Inc	675,332
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,959,015

INSURANCE - 3.4%
75,059		American Equity Investment Life Holding Co	1,577,740
29,124		American Financial Group, Inc	1,929,174
56,885		Assured Guaranty Ltd	1,691,191
48,204		Axis Capital Holdings Ltd	1,764,267
43,236		First American Financial Corp	1,994,044
33,323		Kemper Corp	2,239,972
36,272		Mercury General Corp	1,485,701
35,636		ProAssurance Corp	762,254
32,901		Selective Insurance Group, Inc	1,649,327
42,900		W.R. Berkley Corp	2,316,600
2,516		White Mountains Insurance Group Ltd	2,448,068
		TOTAL INSURANCE	19,858,338

MATERIALS - 5.0%
21,737		American Vanguard Corp	273,234
18,731		Avery Dennison Corp	2,067,715
105,192	*	Axalta Coating Systems Ltd	2,076,490
64,867		Boise Cascade Co	2,028,391
66,567		CF Industries Holdings, Inc	1,830,593
52

TIAA-CREF FUNDS – Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

70,253		Commercial Metals Co	$1,119,833
109,100	*	Element Solutions, Inc	1,118,275
167,355		Graphic Packaging Holding Co	2,234,189
311,300		Hecla Mining Co	818,719
17,618		Innospec, Inc	1,277,657
31,199		Materion Corp	1,614,236
74,838		PolyOne Corp	1,742,977
31,267		Reliance Steel & Aluminum Co	2,800,898
9,615		Royal Gold, Inc	1,178,126
21,382		Scotts Miracle-Gro Co (Class A)	2,652,010
84,574		Silgan Holdings, Inc	2,917,803
103,300	*	Summit Materials, Inc	1,560,863
		TOTAL MATERIALS	29,312,009

MEDIA & ENTERTAINMENT - 1.4%
22,200	*	Cardlytics, Inc	997,890
37,432	*	EverQuote Inc	1,458,725
35,913	*	GCI Liberty, Inc	2,184,588
75,613	*	Liberty Latin America Ltd (Class A)	809,059
81,361	*	Liberty Media Group (Class C)	2,619,011
		TOTAL MEDIA & ENTERTAINMENT	8,069,273

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.0%
63,276	*	Acadia Pharmaceuticals, Inc	3,056,864
15,407	*	Acceleron Pharma, Inc	1,394,796
39,168	*	Agios Pharmaceuticals, Inc	1,611,371
223,159	*	Akebia Therapeutics, Inc	1,807,588
61,000	*	Alkermes plc	836,310
23,658	*	Alnylam Pharmaceuticals, Inc	3,115,759
176,702	*	Amicus Therapeutics, Inc	2,086,851
11,727	*	ANI Pharmaceuticals, Inc	469,197
7,615	*	Bio-Rad Laboratories, Inc (Class A)	3,351,361
10,757	*	Bluebird Bio, Inc	579,587
38,147		Bruker BioSciences Corp	1,499,940
19,445	*	Charles River Laboratories International, Inc	2,813,108
71,500	*,e	Flexion Therapeutics, Inc	760,760
134,683	*	Halozyme Therapeutics, Inc	3,051,243
99,397	*	Horizon Therapeutics Plc	3,582,268
20,300	*	Immunomedics, Inc	616,714
15,728	*	Jazz Pharmaceuticals plc	1,734,012
21,200	*	Moderna, Inc	974,988
43,446	*	Natera, Inc	1,609,240
25,186	*	Neurocrine Biosciences, Inc	2,471,754
38,302	*	Novavax, Inc	694,415
40,020		Perrigo Co plc	2,133,066
45,731		Phibro Animal Health Corp	1,221,475
28,380	*	PRA Health Sciences, Inc	2,738,670
67,549	*	Radius Health, Inc	1,059,844
2,929	*	Reata Pharmaceuticals, Inc	463,251
22,129	*	Sarepta Therapeutics, Inc	2,608,567
41,275	*	Seattle Genetics, Inc	5,664,168
129,719	*	TG Therapeutics, Inc	1,525,495
23,198	*	United Therapeutics Corp	2,541,573
35,960	*	Veracyte, Inc	969,841
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	59,044,076
53

TIAA-CREF FUNDS – Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 8.8%
35,560		Acadia Realty Trust	$440,588
19,100		Agree Realty Corp	1,243,601
75,713		Alexander & Baldwin, Inc	994,869
61,932		American Campus Communities, Inc	2,185,580
55,886		Apartment Investment & Management Co	2,105,226
55,000		Brixmor Property Group, Inc	629,750
45,695		Camden Property Trust	4,024,359
118,914		Columbia Property Trust, Inc	1,699,281
94,471		CoreCivic, Inc	1,239,459
79,103		Douglas Emmett, Inc	2,411,850
72,023		Duke Realty Corp	2,499,198
59,421		Equity Commonwealth	2,017,343
63,796		Equity Lifestyle Properties, Inc	3,847,537
62,657		First Industrial Realty Trust, Inc	2,366,555
54,032		Gaming and Leisure Properties, Inc	1,525,864
49,022		Getty Realty Corp	1,331,437
54,600		Healthcare Realty Trust, Inc	1,604,694
83,720		Hudson Pacific Properties	2,057,838
84,298		Kennedy-Wilson Holdings, Inc	1,192,817
26,500		Life Storage, Inc	2,321,135
31,113		NexPoint Residential Trust, Inc	935,568
157,100		Paramount Group, Inc	1,516,015
131,400		Physicians Realty Trust	2,026,188
9,295		PS Business Parks, Inc	1,199,892
143,144		Retail Properties of America, Inc	887,493
15,212		RMR Group, Inc	451,188
72,629		STAG Industrial, Inc	1,906,511
31,968		Sun Communities, Inc	4,296,499
65,605		Weingarten Realty Investors	1,193,355
		TOTAL REAL ESTATE	52,151,690

RETAILING - 2.7%
37,500	*	Autonation, Inc	1,396,500
13,218	*	Burlington Stores, Inc	2,414,797
49,712		Citi Trends, Inc	564,728
83,068		Core-Mark Holding Co, Inc	2,387,374
63,318	*	Lands’ End, Inc	538,836
48,400	*	National Vision Holdings, Inc	1,282,600
13,777		Pool Corp	2,916,040
9,018	*	RH	1,296,608
160,600	*	Rubicon Project, Inc	1,151,502
49,957		Sonic Automotive, Inc (Class A)	1,070,579
56,037	*	Zumiez, Inc	1,184,622
		TOTAL RETAILING	16,204,186

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
40,749	*	Advanced Micro Devices, Inc	2,134,840
73,800	*	Amkor Technology, Inc	729,144
49,476		Brooks Automation, Inc	1,904,331
13,996	*	Enphase Energy, Inc	655,433
52,761	*	Formfactor, Inc	1,229,331
49,274	*,e	Impinj, Inc	1,106,694
87,498	*	Lattice Semiconductor Corp	1,969,580
54

TIAA-CREF FUNDS – Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

71,109		Marvell Technology Group Ltd	$1,901,455
308,430	*	NeoPhotonics Corp Ltd	2,967,097
66,927		Teradyne, Inc	4,185,614
17,981		Universal Display Corp	2,699,308
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	21,482,827

SOFTWARE & SERVICES - 12.3%
95,535	*	A10 Networks, Inc	652,504
59,686		Amdocs Ltd	3,846,166
32,065	*	Avalara, Inc	2,865,649
29,610	*	Black Knight, Inc	2,089,578
49,563		Booz Allen Hamilton Holding Co	3,639,907
13,409	*	CACI International, Inc (Class A)	3,354,127
35,600		CoreLogic Inc	1,367,752
32,100	*	Cornerstone OnDemand, Inc	1,077,276
17,877	*	DocuSign, Inc	1,872,616
16,600	*	Domo, Inc	322,870
70,416	*	Dynatrace, Inc	2,101,918
29,240	*	Elastic NV	1,875,454
62,527		EVERTEC, Inc	1,584,434
42,585	*	Five9, Inc	3,946,352
79,299		Genpact Ltd	2,730,265
43,104		Hackett Group, Inc	639,232
227,170	*	Limelight Networks, Inc	1,151,752
20,940		Mantech International Corp (Class A)	1,561,286
74,347	*	Model N, Inc	2,145,654
131,176	*	Nuance Communications, Inc	2,649,755
79,100	*,e	Nutanix, Inc	1,620,759
22,336	*	Paylocity Holding Corp	2,558,142
41,862		Pegasystems, Inc	3,500,500
128,801		Perspecta, Inc	2,778,238
61,355		Progress Software Corp	2,510,033
35,479	*	RealPage, Inc	2,288,041
25,085	*	RingCentral, Inc	5,732,675
45,665	*	SPS Commerce, Inc	2,534,864
90,086	*	SVMK, Inc	1,414,350
112,080		Switch, Inc	1,924,414
9,211	*	Trade Desk, Inc	2,694,954
23,500	*	Zendesk, Inc	1,806,680
		TOTAL SOFTWARE & SERVICES	72,838,197

TECHNOLOGY HARDWARE & EQUIPMENT - 3.9%
33,000	*	Arrow Electronics, Inc	2,076,360
69,236		Avnet, Inc	2,078,465
68,828	*	Ciena Corp	3,183,295
96,223	*	Harmonic, Inc	558,093
33,851	*	Insight Enterprises, Inc	1,837,771
40,916	*	Itron, Inc	2,856,755
64,203		Jabil Inc	1,825,933
93,762	*	Knowles Corp	1,457,999
7,378	*	Lumentum Holdings, Inc	596,954
71,576		National Instruments Corp	2,749,950
73,044	*	Sanmina Corp	2,025,510
23,132		Synnex Corp	2,025,438
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	23,272,523
55

TIAA-CREF FUNDS – Quant Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 0.1%
44,159	*	Cincinnati Bell, Inc	$646,929
		TOTAL TELECOMMUNICATION SERVICES	646,929

TRANSPORTATION - 2.3%
54,600		Alaska Air Group, Inc	1,775,592
61,661	*	Echo Global Logistics, Inc	1,080,917
26,419		Forward Air Corp	1,363,221
79,701	*	Hub Group, Inc (Class A)	3,834,415
29,463		Landstar System, Inc	3,043,823
73,236		Marten Transport Ltd	1,641,951
122,783	*	Radiant Logistics, Inc	525,511
15,332		Skywest, Inc	474,525
		TOTAL TRANSPORTATION	13,739,955

UTILITIES - 3.2%
21,700		Alliant Energy Corp	1,053,535
5,429		Atmos Energy Corp	553,595
79,609		Clearway Energy, Inc (Class A)	1,488,688
86,000		MDU Resources Group, Inc	1,931,560
114,522		NRG Energy, Inc	3,839,923
28,430		ONE Gas, Inc	2,266,155
7,052		Pinnacle West Capital Corp	542,934
53,564		Portland General Electric Co	2,506,260
61,863		TerraForm Power, Inc	1,071,467
194,300		Vistra Energy Corp	3,796,622
		TOTAL UTILITIES	19,050,739

		TOTAL COMMON STOCKS	591,497,928
		(Cost $593,998,089)

SHORT-TERM INVESTMENTS - 0.7%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.7%
4,006,046	c	State Street Navigator Securities Lending Government Money Market Portfolio	4,006,046
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	4,006,046

		TOTAL SHORT-TERM INVESTMENTS	4,006,046
		(Cost $4,006,046)
		TOTAL INVESTMENTS - 100.6%	595,503,974
		(Cost $598,004,135)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%	(3,511,472)
		NET ASSETS - 100.0%	$591,992,502

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,983,752.
56

TIAA-CREF FUNDS – Social Choice Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 0.8%
55,976		Aptiv plc	$3,893,131
12,746		BorgWarner, Inc	364,153
28,338	*	Cooper-Standard Holding, Inc	364,144
74,932	*	Modine Manufacturing Co	346,935
86,264	e	Tenneco, Inc	447,710
38,223	*	Tesla, Inc	29,885,799
		TOTAL AUTOMOBILES & COMPONENTS	35,301,872

BANKS - 3.6%
1,694		Ameris Bancorp	43,078
26,689		Associated Banc-Corp	377,383
47,422		Bank OZK	1,072,686
3,518		Banner Corp	135,197
47,884		Berkshire Hills Bancorp, Inc	815,943
6,267		Brookline Bancorp, Inc	63,986
8,221		Bryn Mawr Bank Corp	239,354
1,799		Cadence BanCorp	11,909
3,985		Camden National Corp	130,509
471,252		Citizens Financial Group, Inc	10,551,332
440		Columbia Banking System, Inc	11,876
108,335		Comerica, Inc	3,776,558
337		Commerce Bancshares, Inc	20,621
1,572		Community Trust Bancorp, Inc	53,291
3,270	e	Cullen/Frost Bankers, Inc	234,982
46,110	*	Customers Bancorp, Inc	588,364
8,730	*	Equity Bancshares, Inc	163,600
12,542		Federal Agricultural Mortgage Corp (Class C)	835,673
288,180		Fifth Third Bancorp	5,386,084
10,587		First Busey Corp	195,013
5,480		First Financial Corp	194,650
44,108		First Republic Bank	4,600,023
1,130		FNB Corp	9,142
540		Glacier Bancorp, Inc	20,563
52,448		Great Western Bancorp, Inc	986,022
1,279		Hancock Whitney Corp	26,744
47,968		Hanmi Financial Corp	578,974
8,920		Heartland Financial USA, Inc	303,012
3,902		Heritage Financial Corp	78,235
19,184		HomeStreet, Inc	490,151
13,122		HomeTrust Bancshares, Inc	201,685
285,811		Huntington Bancshares, Inc	2,640,894
118,883		Investors Bancorp, Inc	1,106,801
94,874		Kearny Financial Corp	882,328
613,332		Keycorp	7,145,318
24,031		Live Oak Bancshares, Inc	335,232
90,129		M&T Bank Corp	10,101,658
57

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE

17,553		MGIC Investment Corp	$128,312
15,374	*	Mr Cooper Group, Inc	147,283
26,162		National Bank Holdings Corp	695,386
310		NBT Bancorp, Inc	10,270
585,765		New York Community Bancorp, Inc	6,361,408
22,664		Northfield Bancorp, Inc	255,423
29,937		OFG Bancorp	376,607
7,838		Old National Bancorp	111,064
37,037		Opus Bank	711,851
166,628		People’s United Financial, Inc	2,114,509
53,702		Pinnacle Financial Partners, Inc	2,161,506
259,889		PNC Financial Services Group, Inc	27,722,360
682,855		Regions Financial Corp	7,340,691
5,811		Signature Bank	622,823
6,239		Sterling Bancorp	76,927
12,826		Stock Yards Bancorp, Inc	423,771
19,485	*	SVB Financial Group	3,763,917
1,879	*	Texas Capital Bancshares, Inc	52,199
10,055		TFS Financial Corp	137,251
17,614	*	The Bancorp, Inc	122,770
3,796		Trico Bancshares	114,336
31,975	*	Tristate Capital Holdings, Inc	454,685
513,618		Truist Financial Corp	19,168,224
350		Trustmark Corp	9,314
2,167		UMB Financial Corp	110,170
650		Umpqua Holdings Corp	8,141
3,046		United Bankshares, Inc	91,258
17,523		Univest Financial Corp	310,157
803,455		US Bancorp	29,326,108
3,230		Webster Financial Corp	91,248
21,910		WesBanco, Inc	540,739
1,553		Westamerica Bancorporation	97,839
230		Wintrust Financial Corp	9,637
684		WSFS Financial Corp	19,959
55,123		Zions Bancorporation	1,742,438
		TOTAL BANKS	159,839,452

CAPITAL GOODS - 6.1%
213,347		3M Co	32,411,676
954		Acuity Brands, Inc	82,607
16,472	*	Aegion Corp	264,376
23,720		Argan, Inc	890,449
40,971	*	Astronics Corp	367,920
85,519	*	Axon Enterprise, Inc	6,218,086
46,198		Barnes Group, Inc	1,773,079
419	*	Beacon Roofing Supply, Inc	9,218
68,472	e	Briggs & Stratton Corp	155,431
17,565		Carlisle Cos, Inc	2,124,662
186,879		Caterpillar, Inc	21,748,978
41,474		Cubic Corp	1,584,722
35,835		Cummins, Inc	5,859,022
73,164		Curtiss-Wright Corp	7,583,449
99,550		Deere & Co	14,440,723
171,470		Eaton Corp	14,317,745
1,365		EMCOR Group, Inc	86,718
119,034		Fastenal Co	4,311,411
58

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE

99,730		Fortive Corp	$6,382,720
300	e	GATX Corp	17,790
245		Granite Construction, Inc	4,028
75,511		HEICO Corp	6,614,764
134,055		HEICO Corp (Class A)	9,696,198
11,668	*	Herc Holdings, Inc	329,388
84,923		Hexcel Corp	2,937,487
1,801		IDEX Corp	276,688
160,575		Illinois Tool Works, Inc	26,093,437
60,937	*	Ingersoll Rand, Inc	1,772,048
317,614		Johnson Controls International plc	9,245,744
25,825	*	Lydall, Inc	289,240
171,085		Masco Corp	7,021,328
92,806	*	Mercury Systems, Inc	8,274,583
23,535		Moog, Inc (Class A)	1,164,512
3,829	*	MYR Group, Inc	114,870
6,412		Owens Corning, Inc	278,024
79,785		PACCAR, Inc	5,523,516
47,521		Parker-Hannifin Corp	7,514,021
46,206		Quanta Services, Inc	1,680,050
37,955		Rockwell Automation, Inc	7,191,713
36,980		Roper Technologies Inc	12,611,289
2,611		Rush Enterprises, Inc (Class A)	97,912
20,258	*	Sensata Technologies Holding plc	736,986
9,292		Snap-On, Inc	1,210,655
175,962		Spirit Aerosystems Holdings, Inc (Class A)	3,899,318
32,656	*	Titan Machinery, Inc	306,966
69,059		Trane Technologies plc	6,037,138
50,275		TransDigm Group, Inc	18,253,847
19,636	*	Trimas Corp	468,122
30,230	*	United Rentals, Inc	3,884,555
13,236		W.W. Grainger, Inc	3,647,577
1,174		Wabash National Corp	9,627
1,565	*	WABCO Holdings, Inc	210,305
1,355	*	WESCO International, Inc	35,054
36,655		Woodward Inc	2,219,827
36,530		Xylem, Inc	2,626,507
		TOTAL CAPITAL GOODS	272,908,106

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
540		ABM Industries, Inc	18,625
9,872		ACCO Brands Corp	73,053
970	*	ASGN Inc	45,056
3,342		Cintas Corp	741,356
650		Covanta Holding Corp	5,057
4,282		Heidrick & Struggles International, Inc	96,088
8,866	*	Huron Consulting Group, Inc	496,851
4,156		ICF International, Inc	305,632
262,982		IHS Markit Ltd	17,698,689
39,570		Kelly Services, Inc (Class A)	611,356
5,758		Kimball International, Inc (Class B)	70,651
590		Knoll, Inc	6,879
10,228		Manpower, Inc	759,327
22,070	*	Mistras Group, Inc	104,832
430		Mobile Mini, Inc	12,285
4,735		Nielsen NV	69,747
59

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE

39,339	e	Quad Graphics, Inc	$146,341
19,611		Resources Connection, Inc	213,368
52,605		Robert Half International, Inc	2,486,638
1,210		Steelcase, Inc (Class A)	13,249
50,947	*	Team, Inc	314,343
120,100		TransUnion	9,462,679
2,825	*	TriNet Group, Inc	138,340
14,026		Verisk Analytics, Inc	2,143,594
2,208		Viad Corp	52,926
145,676		Waste Management, Inc	14,570,513
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	50,657,475

CONSUMER DURABLES & APPAREL - 1.2%
13,930		Callaway Golf Co	199,478
595	*	Capri Holdings Ltd	9,074
45,981	*	Century Communities, Inc	984,913
396		Columbia Sportswear Co	28,864
41,286		Ethan Allen Interiors, Inc	466,945
78,364	*,e	Fossil Group, Inc	310,321
9,306	*	Green Brick Partners, Inc	82,916
258		Hasbro, Inc	18,630
17,251		Hooker Furniture Corp	258,593
23,776	*,e	iRobot Corp	1,449,385
2,380	*	Lululemon Athletica, Inc	531,882
7,028	*	Meritage Homes Corp	369,392
17,259	*	Mohawk Industries, Inc	1,513,960
1,458		Movado Group, Inc	15,032
5,483		Newell Brands Inc	76,104
392,949		Nike, Inc (Class B)	34,257,294
2,134	*	NVR, Inc	6,615,400
1,614		PVH Corp	79,457
33,151	*	Sonos, Inc	338,803
83,393		Tupperware Brands Corp	268,525
4,706	*	Unifi, Inc	48,707
57,495		VF Corp	3,340,460
		TOTAL CONSUMER DURABLES & APPAREL	51,264,135

CONSUMER SERVICES - 2.2%
26,652	*	American Public Education, Inc	686,822
93,565		BBX Capital Corp	198,358
30,288	*	Bright Horizons Family Solutions	3,527,038
27,978		Carriage Services, Inc	420,230
16,623	*	Chipotle Mexican Grill, Inc (Class A)	14,604,137
34,706		Darden Restaurants, Inc	2,560,956
320		Dine Brands Global Inc.	14,205
13,646		Domino’s Pizza, Inc	4,938,897
6,529		Dunkin Brands Group, Inc	410,282
36,071	*	El Pollo Loco Holdings, Inc	441,148
12,999	*	frontdoor, Inc	503,191
7,258		Graham Holdings Co	2,830,693
225,004		Hilton Worldwide Holdings, Inc	17,035,053
176,659	*	Houghton Mifflin Harcourt Co	282,654
17,475		Marriott Vacations Worldwide Corp	1,450,425
81,138	*	Norwegian Cruise Line Holdings Ltd	1,330,663
22,069	*,e	Red Robin Gourmet Burgers, Inc	322,869
48,242	*,e	Regis Corp	599,166
60

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE

84,205	e	Royal Caribbean Cruises Ltd	$3,938,268
79,942		Service Corp International	2,937,069
25,999	*	ServiceMaster Global Holdings, Inc	885,266
3,350		Six Flags Entertainment Corp	67,033
451,787		Starbucks Corp	34,665,616
9,266		Vail Resorts, Inc	1,584,486
13,138	*	WW International Inc	335,150
		TOTAL CONSUMER SERVICES	96,569,675

DIVERSIFIED FINANCIALS - 5.6%
58,449		Ally Financial, Inc	957,979
255,222		American Express Co	23,289,008
502,214		Bank of New York Mellon Corp	18,853,114
49,759		BlackRock, Inc	24,981,008
426,206		Charles Schwab Corp	16,076,490
127,359		CME Group, Inc	22,696,647
280		Cohen & Steers, Inc	16,167
500,708		Discover Financial Services	21,515,423
26,410		E*TRADE Financial Corp	1,072,510
8,872		Factset Research Systems, Inc	2,439,800
93,919		Franklin Resources, Inc	1,769,434
9,333	*	Green Dot Corp	284,657
311,423		Intercontinental Exchange Group, Inc	27,856,787
36,329		Invesco Ltd	313,156
4,700		Invesco Mortgage Capital, Inc	14,288
24,238		Legg Mason, Inc	1,207,780
22,848		Moody’s Corp	5,572,627
650,999		Morgan Stanley	25,668,891
22,879		Nasdaq Inc	2,509,140
14,006	*,†	NewStar Financial, Inc	3,382
119,931		Northern Trust Corp	9,493,738
86,595	*	On Deck Capital, Inc	104,780
5,668	*	PRA Group, Inc	157,230
31,561		Redwood Trust, Inc	129,400
113,389		S&P Global, Inc	33,209,370
123,600		State Street Corp	7,791,744
12,763		T Rowe Price Group, Inc	1,475,786
25,591		Voya Financial, Inc	1,155,945
		TOTAL DIVERSIFIED FINANCIALS	250,616,281

ENERGY - 3.0%
415,657	e	Antero Midstream Corp	1,974,371
425,658	*,e	Antero Resources Corp	1,268,461
84,372		Apache Corp	1,103,586
191,531		Baker Hughes Co	2,671,857
661,167	*,e	Callon Petroleum Co	621,299
410,730		Chevron Corp	37,787,160
12,907		Cimarex Energy Co	328,096
473,573		ConocoPhillips	19,937,423
2,207	e	Delek US Holdings, Inc	51,533
788,659	*,e	Denbury Resources, Inc	280,368
150,700	*	Devon Energy Corp	1,879,229
211,025		EQT Corp	3,078,855
17,193	e	Equitrans Midstream Corp	144,077
49,289	*	Exterran Corp	335,165
67,171	e	Green Plains Inc	394,294
61

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE

163,726	*,e	Gulfport Energy Corp	$418,320
32,275	*	Helix Energy Solutions Group, Inc	81,978
75,067		Hess Corp	3,651,259
950,369		Kinder Morgan, Inc	14,474,120
24,707		Kosmos Energy Ltd	40,767
302,913	*	Laredo Petroleum Holdings, Inc	330,175
1,240,374	e	Marathon Oil Corp	7,591,089
14,654	*	Matrix Service Co	152,988
4,184		National Oilwell Varco, Inc	52,886
58,596	*	Newpark Resources, Inc	89,652
39,082	*	NexTier Oilfield Solutions, Inc	90,670
68,541		Noble Energy, Inc	672,387
539,989	*,e	Oasis Petroleum, Inc	380,098
12,097	*	Oceaneering International, Inc	62,179
422	*	Oil States International, Inc	1,452
57,267		Parsley Energy, Inc	541,173
10,070		PBF Energy, Inc	114,798
412,543		QEP Resources Inc	406,767
358,772	e	Range Resources Corp	2,091,641
496,614		Schlumberger Ltd	8,353,047
13,165	*	Select Energy Services, Inc	63,192
187,821		SM Energy Co	760,675
744,346	*	Southwestern Energy Co	2,404,238
163,264	*,e	Tellurian, Inc	231,835
17,909	*,e	Tidewater, Inc	103,156
124,606	e	US Silica Holdings, Inc	239,243
201,345		Valero Energy Corp	12,755,206
250,531		Williams Cos, Inc	4,852,785
		TOTAL ENERGY	132,863,550

FOOD & STAPLES RETAILING - 0.6%
63,603		Casey’s General Stores, Inc	9,630,130
40,533	*	Chefs’ Warehouse Holdings, Inc	570,705
37,095		Pricesmart, Inc	2,357,016
59,184		SpartanNash Co	1,015,006
201,369	*	Sprouts Farmers Market, Inc	4,184,448
92,192	*	United Natural Foods, Inc	980,923
373,950	*	US Foods Holding Corp	8,039,925
16,307	e	Weis Markets, Inc	815,839
		TOTAL FOOD & STAPLES RETAILING	27,593,992

FOOD, BEVERAGE & TOBACCO - 3.4%
47,537	*	Beyond Meat, Inc	4,705,688
43,780		Bunge Ltd	1,736,753
75,680		Campbell Soup Co	3,782,486
1,016,774		Coca-Cola Co	46,659,759
16,562	*	Farmer Bros Co	153,033
52,427		Fresh Del Monte Produce, Inc	1,494,694
366,471		General Mills, Inc	21,947,948
3,800	*	Hain Celestial Group, Inc	98,192
206,505		Hormel Foods Corp	9,674,759
130,364		Kellogg Co	8,538,842
35,028		McCormick & Co, Inc	5,493,791
365,855		PepsiCo, Inc	48,398,958
6,553	*	TreeHouse Foods, Inc	338,987
		TOTAL FOOD, BEVERAGE & TOBACCO	153,023,890
62

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 7.1%
36,512	*	Abiomed, Inc	$6,982,920
42,465	*	Align Technology, Inc	9,123,605
276,774	*	Allscripts Healthcare Solutions, Inc	1,799,031
59,123	*	Angiodynamics, Inc	616,653
198,633	*	Antares Pharma, Inc	643,571
27,438	*	AtriCure, Inc	1,183,127
26,136	*,e	Axonics Modulation Technologies, Inc	841,841
27,413	*	BioTelemetry, Inc	1,280,461
142,328		Cardinal Health, Inc	7,042,389
21,971	*	Cardiovascular Systems, Inc	922,782
315,666		Cerner Corp	21,904,064
238,681	*	Cerus Corp	1,467,888
68,573		Cigna Corp	13,425,222
19,097		Computer Programs & Systems, Inc	458,901
34,556		Cooper Cos, Inc	9,907,205
166,671	*	Covetrus, Inc	1,981,718
17,829	*	Cross Country Healthcare, Inc	112,144
349,817		CVS Health Corp	21,531,236
174,825		Dentsply Sirona, Inc	7,419,573
118,926	*	Edwards Lifesciences Corp	25,866,405
141,106	*	Envista Holdings Corp	2,747,334
88,766	*	GenMark Diagnostics, Inc	1,110,463
12,520	*	Glaukos Corp	459,359
49,224	*	Globus Medical, Inc	2,336,171
7,898	*	Haemonetics Corp	898,634
105,672		HCA Healthcare, Inc	11,611,239
32,793	*	Health Catalyst, Inc	874,589
22,037	*	Henry Schein, Inc	1,202,339
11,725	*,e	Heska Corp	830,130
24,212		Hill-Rom Holdings, Inc	2,723,608
57,975	*	HMS Holdings Corp	1,662,433
92,217	*	Hologic, Inc	4,620,072
34,036		Humana, Inc	12,995,626
49,662	*	IDEXX Laboratories, Inc	13,786,171
18,829	*	Integer Holding Corp	1,402,007
41,902	*	Laboratory Corp of America Holdings	6,890,784
25,670		LeMaitre Vascular, Inc	731,338
2,380	*,e	LHC Group, Inc	309,376
7,921	*	LivaNova plc	420,764
1,635	*	Magellan Health Services, Inc	99,294
71,174	*	Meridian Bioscience, Inc	854,088
90,554	*	Merit Medical Systems, Inc	3,696,414
94,024	*	NextGen Healthcare, Inc	991,953
25,565	*	Omnicell, Inc	1,863,689
98,521	*	OraSure Technologies, Inc	1,570,425
30,909	*	Orthofix Medical Inc	1,095,724
32,142		Owens & Minor, Inc	227,565
10,147	*	Penumbra, Inc	1,799,266
1,887	*	Premier, Inc	62,573
2,365	*	Providence Service Corp	137,194
22,904		Quest Diagnostics, Inc	2,521,959
15,451	*	Quidel Corp	2,147,689
68,280		Resmed, Inc	10,605,250
41,276	*	Staar Surgical Co	1,581,696
63

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE

27,192		STERIS plc	$3,874,860
17,725	*	Surgery Partners, Inc	209,155
27,194	*,e	Tactile Systems Technology, Inc	1,403,754
22,729	*	Tandem Diabetes Care, Inc	1,813,320
37,440	*	Teladoc, Inc	6,162,250
36,079	*,e	Tivity Health, Inc	323,629
39,383	*,e	Triple-S Management Corp (Class B)	666,754
202,371		UnitedHealth Group, Inc	59,187,446
31,883	*	Varian Medical Systems, Inc	3,646,778
52,629	*,e	Vocera Communications, Inc	997,846
24,286		West Pharmaceutical Services, Inc	4,596,368
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	314,260,112

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
260,833		Colgate-Palmolive Co	18,328,735
64,627		Estee Lauder Cos (Class A)	11,400,203
30,436		Kimberly-Clark Corp	4,214,777
539,669		Procter & Gamble Co	63,610,785
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	97,554,500

INSURANCE - 2.9%
96,775		Allstate Corp	9,843,953
458,996		American International Group, Inc	11,672,268
34,499	*	Aon plc	5,956,942
198,853		Chubb Ltd	21,478,113
178,033		Loews Corp	6,170,624
237,157		Marsh & McLennan Cos, Inc	23,082,491
245,742		Progressive Corp	18,995,857
268,139		Prudential Financial, Inc	16,723,829
128,444		Travelers Cos, Inc	12,999,817
8,317		Willis Towers Watson plc	1,482,838
		TOTAL INSURANCE	128,406,732

MATERIALS - 2.8%
10,332		Aptargroup, Inc	1,106,351
161,238		Ball Corp	10,575,600
78,491	*	Century Aluminum Co	341,436
27,048	*	Clearwater Paper Corp	647,529
1,709		Compass Minerals International, Inc	84,014
441,519		DuPont de Nemours, Inc	20,760,223
140,807		Ecolab, Inc	27,246,155
945		H.B. Fuller Co	34,767
13,047		International Flavors & Fragrances, Inc	1,709,548
142,736		International Paper Co	4,888,708
52,964	*	Kraton Corp	826,768
194,507		Linde plc	35,787,343
10,187		Minerals Technologies, Inc	448,635
121,472		Mosaic Co	1,398,143
137,664		Newmont Goldcorp Corp	8,188,255
205,346		Nucor Corp	8,458,202
2,337		Reliance Steel & Aluminum Co	209,348
4,126		Schnitzer Steel Industries, Inc (Class A)	64,201
145,000	*	Summit Materials, Inc	2,190,950
21,681		Trinseo S.A.	443,376
26,495	*	US Concrete, Inc	508,174
		TOTAL MATERIALS	125,917,726
64

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE

MEDIA & ENTERTAINMENT - 7.4%
205,429		Activision Blizzard, Inc	$13,091,990
55,403	*	Alphabet, Inc (Class A)	74,611,220
55,428	*	Alphabet, Inc (Class C)	74,753,527
2,390		Cable One, Inc	4,571,735
63,200		Cinemark Holdings, Inc	902,496
40,660	*	Clear Channel	39,229
1,242,978		Comcast Corp (Class A)	46,773,262
269,201	*,e	Discovery, Inc (Class A)	6,035,486
380,411	*	Discovery, Inc (Class C)	7,764,189
104,504	*	Electronic Arts, Inc	11,940,627
66,194	*	Gray Television, Inc	768,512
75,715	*	Imax Corp	870,723
48,734		John Wiley & Sons, Inc (Class A)	1,829,962
170,308	*	Liberty Broadband Corp (Class C)	20,893,385
8,163	*	Loral Space & Communications, Inc	179,586
13,295	*	Madison Square Garden Co	2,277,699
13,295	*,e	Madison Square Garden Entertainment Corp	1,099,497
37,805		Marcus Corp	549,685
58,591		New York Times Co (Class A)	1,905,379
200,000		Nuveen ESG Large-Cap ETF	5,381,460
294,588		Omnicom Group, Inc	16,800,354
31,754	*	Roku, Inc	3,849,537
16,894	*	Rosetta Stone, Inc	288,550
38,431		Scholastic Corp	1,117,189
91,589		Sinclair Broadcast Group, Inc (Class A)	1,616,546
302,275	e	Sirius XM Holdings, Inc	1,786,445
17,988	*	Take-Two Interactive Software, Inc	2,177,447
8,077		TEGNA, Inc	86,585
79,880		TripAdvisor, Inc	1,595,204
845,375	*	Twitter, Inc	24,245,355
29,875	e	World Wrestling Entertainment, Inc (Class A)	1,328,541
		TOTAL MEDIA & ENTERTAINMENT	331,131,402

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.4%
296,794		AbbVie, Inc	24,396,467
54,132	*	Acadia Pharmaceuticals, Inc	2,615,117
72,985	*,e	Aerie Pharmaceuticals, Inc	1,112,291
150,551		Agilent Technologies, Inc	11,541,240
46,854	*	Agios Pharmaceuticals, Inc	1,927,574
4,706	*,e	Akcea Therapeutics, Inc	80,284
180,747		Amgen, Inc	43,238,297
41,565	*,e	AnaptysBio, Inc	649,245
39,118	*	Assembly Biosciences, Inc	684,956
68,699	*	Atara Biotherapeutics, Inc	569,515
7,618	*	Avrobio, Inc	98,044
253,324	*	BioCryst Pharmaceuticals, Inc	990,497
59,313	*	Biogen, Inc	17,605,878
47,040	*	BioMarin Pharmaceutical, Inc	4,328,621
45,689	*	Bluebird Bio, Inc	2,461,723
694,911		Bristol-Myers Squibb Co	42,257,538
7,837	*	Catalent, Inc	541,929
54,314	*	Collegium Pharmaceutical, Inc	1,123,214
89,155	*,e	Cymabay Therapeutics, Inc	157,804
263,904		Eli Lilly & Co	40,810,115
65

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE

4,990	*,e	Esperion Thereapeutics, Inc	$197,604
34,362	*,e	Flexion Therapeutics, Inc	365,612
369,794		Gilead Sciences, Inc	31,062,696
16,242	*	Halozyme Therapeutics, Inc	367,963
32,728	*,e	Insmed, Inc	752,744
18,561	*	Intersect ENT, Inc	213,080
91,116	*	Intra-Cellular Therapies, Inc	1,610,020
56,297	*	IQVIA Holdings, Inc	8,027,389
27,862	*	Jazz Pharmaceuticals plc	3,071,785
81,017	*	MacroGenics, Inc	583,322
641,945		Merck & Co, Inc	50,931,916
5,838	*	Mettler-Toledo International, Inc	4,203,010
2,895	*	Mirati Therapeutics, Inc	246,191
655,409	*,e	Opko Health, Inc	1,455,008
16,842	*,e	Optinose, Inc	68,042
42,303		Perrigo Co plc	2,254,750
133,970	*	Progenics Pharmaceuticals, Inc	527,842
66,120	*	Prothena Corp plc	741,866
74,418	*,e	Revance Therapeutics, Inc	1,377,477
5,837	*	Sage Therapeutics, Inc	227,526
87,463	*,e	Sangamo Therapeutics Inc	712,823
382,901	*,e	TherapeuticsMD, Inc	604,984
5,640	*	Tricida, Inc	170,610
28,275	*,e	Ultragenyx Pharmaceutical, Inc	1,708,658
114,769	*	Vertex Pharmaceuticals, Inc	28,829,973
18,425	*	Waters Corp	3,445,475
47,090	*,e	ZIOPHARM Oncology, Inc	131,852
230,091		Zoetis, Inc	29,753,067
14,602	*	Zogenix, Inc	412,214
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	371,245,848

REAL ESTATE - 3.6%
48,046		Alexandria Real Estate Equities, Inc	7,547,546
150,713		American Tower Corp	35,869,694
72,632		Boston Properties, Inc	7,058,378
70,724		CatchMark Timber Trust, Inc	555,891
79,390	*	CBRE Group, Inc	3,408,213
42,246		Chatham Lodging Trust	317,267
7,957		Coresite Realty	964,309
23,373		Cousins Properties, Inc	705,163
6,932		CyrusOne, Inc	486,280
8,358		Douglas Emmett, Inc	254,835
58,576		Duke Realty Corp	2,032,587
19,598		Easterly Government Properties, Inc	527,382
36,148		Equinix, Inc	24,407,130
3,961		Federal Realty Investment Trust	329,832
33,420		First Industrial Realty Trust, Inc	1,262,273
52,368		Franklin Street Properties Corp	284,882
204,267		Healthpeak Properties Inc	5,339,539
154,979		Host Hotels and Resorts, Inc	1,907,792
32,022	*	Howard Hughes Corp	1,734,312
24,076		Hudson Pacific Properties	591,788
5,945		Jones Lang LaSalle, Inc	627,673
4,739		Kilroy Realty Corp	295,050
88,542		Kimco Realty Corp	965,993
188,715		Macerich Co	1,409,701
66

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE

4,166		Paramount Group, Inc	$40,202
57,124		Park Hotels & Resorts, Inc	543,249
540		Piedmont Office Realty Trust, Inc	9,369
349,941		Prologis, Inc	31,225,235
4,690		QTS Realty Trust, Inc	293,266
24,711		Realogy Holdings Corp	107,246
15,022		Regency Centers Corp	659,616
2,009		RMR Group, Inc	59,587
45,216		SBA Communications Corp	13,109,023
30,349		UDR, Inc	1,137,177
131,334		Washington Prime Group, Inc	112,921
297		Washington REIT	6,926
177,561		Welltower, Inc	9,096,450
238,457		Weyerhaeuser Co	5,215,055
		TOTAL REAL ESTATE	160,498,832

RETAILING - 7.9%
2,432		Aaron’s, Inc	77,605
24,346		Advance Auto Parts, Inc	2,943,675
74,261	*	Amazon.com, Inc	183,721,714
66,235		Big Lots, Inc	1,553,211
191,931	*	BJ’s Wholesale Club Holdings, Inc	5,049,705
15,587	*	Booking Holdings, Inc	23,077,645
250	e	Buckle, Inc	3,827
67,792		Caleres, Inc	549,793
1,601	*	CarMax, Inc	117,914
43,878		eBay, Inc	1,747,661
6,360	*	Five Below, Inc	573,418
112,613	e	GameStop Corp (Class A)	645,272
20,838	e	Gap, Inc	169,204
24,775	*	Genesco, Inc	468,991
21,058		Genuine Parts Co	1,669,478
18,815		Haverty Furniture Cos, Inc	254,567
29,239	*	Hibbett Sports, Inc	451,158
250,264		Home Depot, Inc	55,015,535
17,745	*,e	Lands’ End, Inc	151,010
77,025	*	LKQ Corp	2,014,204
212,649		Lowe’s Companies, Inc	22,274,983
166,315	e	Macy’s, Inc	974,606
35,671	*	MarineMax, Inc	514,019
397		Pool Corp	84,029
123,411	*	Quotient Technology, Inc	886,091
5,448	*	Sally Beauty Holdings, Inc	52,900
16,066	e	Shoe Carnival, Inc	379,479
201,938		Target Corp	22,160,676
25,364		Tiffany & Co	3,208,546
289,907		TJX Companies, Inc	14,219,938
15,754		Tractor Supply Co	1,597,928
17,401	*	Ulta Beauty, Inc	3,792,026
860		Winmark Corp	129,000
18,394	*	Zumiez, Inc	388,849
		TOTAL RETAILING	350,918,657

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
331,966		Applied Materials, Inc	16,492,071
22,180	*	Cirrus Logic, Inc	1,676,808
67

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE

10,643	*	Cree, Inc	$459,033
24,169	*,e	First Solar, Inc	1,063,678
1,007,479		Intel Corp	60,428,590
19,173		Lam Research Corp	4,894,483
7,702		NVE Corp	437,242
164,826		NVIDIA Corp	48,175,343
18,585	*	Silicon Laboratories, Inc	1,806,834
325,522		Texas Instruments, Inc	37,783,339
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	173,217,421

SOFTWARE & SERVICES - 12.0%
219,794		Accenture plc	40,703,651
132,540	*	Adobe, Inc	46,871,446
102,486	*	Autodesk, Inc	19,178,205
188,672	*,e	Avaya Holdings Corp	1,875,400
33,427	*	Benefitfocus, Inc	362,014
12,432		Blackbaud, Inc	686,992
110,902	*	Cadence Design Systems, Inc	8,997,479
13,209	*	ChannelAdvisor Corp	136,449
296,557	*	Conduent, Inc	747,324
8,115	*	Coupa Software, Inc	1,428,970
55,469		CSG Systems International, Inc	2,694,684
57,024	*	ExlService Holdings, Inc	3,520,092
194	*	Fair Isaac Corp	68,470
310,568		International Business Machines Corp	38,994,918
113,870		Intuit, Inc	30,723,265
216,899	*,e	Limelight Networks, Inc	1,099,678
83,470		LogMeIn, Inc	7,133,346
1,306,585	d	Microsoft Corp	234,153,098
87,517	*	New Relic, Inc	4,698,788
54,403	*	Nutanix, Inc	1,114,717
5,290	*	OneSpan, Inc	88,872
1,449	*	Paylocity Holding Corp	165,954
54,901	*	Perficient, Inc	1,912,202
21,141	*	Qualys, Inc	2,229,107
255,468	*	salesforce.com, Inc	41,373,043
100,455		Science Applications International Corp	8,203,155
61,226	*	SPS Commerce, Inc	3,398,655
110,299	*	SVMK, Inc	1,731,694
67,259	*	Sykes Enterprises, Inc	1,925,625
192,600	*	Teradata Corp	4,736,034
64,472		TiVo Corp	453,238
29,975		TTEC Holdings, Inc	1,168,426
47,472	*	Virtusa Corp	1,566,576
69,332	e	VMware, Inc (Class A)	9,118,545
74,003	*	WEX, Inc	9,792,077
30,134	*	Zendesk, Inc	2,316,702
		TOTAL SOFTWARE & SERVICES	535,368,891

TECHNOLOGY HARDWARE & EQUIPMENT - 6.9%
11,838	*	Anixter International, Inc	1,099,277
715,007		Apple, Inc	210,069,057
125,082	*	Arlo Technologies, Inc	342,725
1,070		Belden CDT, Inc	36,583
3,739		Benchmark Electronics, Inc	77,248
1,138,225		Cisco Systems, Inc	48,237,975
68

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE

34,326		CTS Corp	$794,990
22,592		Daktronics, Inc	102,116
64,924		Dolby Laboratories, Inc (Class A)	3,897,388
1,447	*	Fabrinet	90,799
8,802	*	FARO Technologies, Inc	483,142
1,520,006		Hewlett Packard Enterprise Co	15,291,260
171,708		HP, Inc	2,663,191
11,733	*	Insight Enterprises, Inc	636,985
182		InterDigital, Inc	10,514
3,493	*	Itron, Inc	243,881
70,176		Kemet Corp	1,895,454
25,860	*	Keysight Technologies, Inc	2,502,472
17,293	*	Kimball Electronics, Inc	233,801
6,814		Methode Electronics, Inc	204,556
49,310		Motorola Solutions, Inc	7,091,271
3,344	*	Novanta, Inc	290,560
500	*	OSI Systems, Inc	36,190
55,453	*	Ribbon Communications, Inc	202,126
11,038	*	Rogers Corp	1,225,660
13,734		Synnex Corp	1,202,549
42,266	*	Tech Data Corp	5,944,290
46,715	*	TTM Technologies, Inc	541,427
73,134		Vishay Intertechnology, Inc	1,213,293
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	306,660,780

TELECOMMUNICATION SERVICES - 1.5%
23,657	*	Boingo Wireless, Inc	329,779
73,160		Cogent Communications Group, Inc	6,133,003
94,960	*,e	Gogo, Inc	154,785
167,393	*	Iridium Communications, Inc	3,767,179
121,741	*	ORBCOMM, Inc	321,396
981,770		Verizon Communications, Inc	56,402,686
		TOTAL TELECOMMUNICATION SERVICES	67,108,828

TRANSPORTATION - 2.0%
3,997		Amerco, Inc	1,119,680
43,563		ArcBest Corp	887,378
2,385	*	Avis Budget Group, Inc	39,305
55,101		CH Robinson Worldwide, Inc	3,906,661
382,556		CSX Corp	25,336,684
112,841		Delta Air Lines, Inc	2,923,710
45,853	*	Echo Global Logistics, Inc	803,803
8		Expeditors International of Washington, Inc	573
29,951	*,e	Hertz Global Holdings, Inc	121,002
5,175		Kansas City Southern	675,596
31,905	e	Knight-Swift Transportation Holdings, Inc	1,186,228
180		Landstar System, Inc	18,596
113,436		Norfolk Southern Corp	19,408,900
9		Ryder System, Inc	319
179,530		Southwest Airlines Co	5,610,312
279,214		United Parcel Service, Inc (Class B)	26,430,397
		TOTAL TRANSPORTATION	88,469,144

UTILITIES - 3.3%
276,600		American Electric Power Co, Inc	22,988,226
126,378		Centerpoint Energy, Inc	2,152,217
69

TIAA-CREF FUNDS – Social Choice Equity Fund

SHARES		COMPANY	VALUE

187,145		Consolidated Edison, Inc	$14,747,026
115,325		Dominion Energy Inc	8,895,017
19,802		DTE Energy Co	2,054,260
134,706		Eversource Energy	10,870,774
290		Ormat Technologies, Inc	18,099
206,735		Public Service Enterprise Group, Inc	10,483,532
183,846		Sempra Energy	22,769,327
6,282		South Jersey Industries, Inc	179,602
499,130		Southern Co	28,315,645
30,558		UGI Corp	922,241
99,313		WEC Energy Group, Inc	8,992,792
180,121		Xcel Energy, Inc	11,448,491
		TOTAL UTILITIES	144,837,249

		TOTAL COMMON STOCKS	4,426,234,550
		(Cost $3,473,618,167)

RIGHTS / WARRANTS - 0.0%

MEDIA & ENTERTAINMENT - 0.0%
21,053	†	Media General, Inc	0
		TOTAL MEDIA & ENTERTAINMENT	0

		TOTAL RIGHTS / WARRANTS	0
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.6%

GOVERNMENT AGENCY DEBT - 0.2%
$6,600,000		Federal Home Loan Bank (FHLB)	0.100%	05/28/20	6,599,555
3,000,000		FHLB	0.098	05/29/20	2,999,790
		TOTAL GOVERNMENT AGENCY DEBT			9,599,345

REPURCHASE AGREEMENT - 0.3%
14,940,000		Fixed Income Clearing Corp	0.020	05/01/20	14,940,000
		TOTAL REPURCHASE AGREEMENT			14,940,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.1%
49,075,992	c	State Street Navigator Securities Lending Government Money Market Portfolio			49,075,992
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			49,075,992

		TOTAL SHORT-TERM INVESTMENTS			73,615,337
		(Cost $73,615,268)
		TOTAL INVESTMENTS - 101.1%			4,499,849,887
		(Cost $3,547,233,435)
		OTHER ASSETS & LIABILITIES, NET - (1.1)%			(49,928,646)
		NET ASSETS - 100.0%			$4,449,921,241
70

TIAA-CREF FUNDS – Social Choice Equity Fund

Abbreviation(s):
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $51,562,783.

Futures contracts outstanding as of April 30, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	166	06/19/20	$23,460,634	$24,089,920	$629,286
71

TIAA-CREF FUNDS – Social Choice Low Carbon Equity Fund

TIAA-CREF FUNDS
SOCIAL CHOICE LOW CARBON EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.2%

AUTOMOBILES & COMPONENTS - 0.8%
2,178		Aptiv plc	$151,480
1,439	*	Cooper-Standard Holding, Inc	18,491
2,782	*	Tesla, Inc	2,175,190
		TOTAL AUTOMOBILES & COMPONENTS	2,345,161

BANKS - 3.6%
1,105		Amalgamated Bank	11,824
944		Arrow Financial Corp	26,904
665		Bank of Marin Bancorp	21,918
2,265		Berkshire Hills Bancorp, Inc	38,596
1,224		Bridge Bancorp, Inc	25,325
3,941		Brookline Bancorp, Inc	40,238
1,000		Bryn Mawr Bank Corp	29,115
339		Camden National Corp	11,102
20,677		Citizens Financial Group, Inc	462,958
3,253		Comerica, Inc	113,400
950		Community Trust Bancorp, Inc	32,205
497	*	Customers Bancorp, Inc	6,342
944	*	Equity Bancshares, Inc	17,691
129		Federal Agricultural Mortgage Corp (Class C)	8,595
27,410		Fifth Third Bancorp	512,293
2,581		First Busey Corp	47,542
119		First Commonwealth Financial Corp	1,133
1,527		First Defiance Financial Corp	26,539
909		First Financial Corp	32,288
1,038		First Mid-Illinois Bancshares, Inc	27,715
997		First of Long Island Corp	15,743
1,760		First Republic Bank	183,550
2,367		Great Western Bancorp, Inc	44,500
2,418		Hanmi Financial Corp	29,185
414		HomeStreet, Inc	10,578
1,285		HomeTrust Bancshares, Inc	19,750
16,834		Huntington Bancshares, Inc	155,546
11,424		Investors Bancorp, Inc	106,357
3,981		Kearny Financial Corp	37,023
14,226		Keycorp	165,733
262		Live Oak Bancshares, Inc	3,655
9,075		M&T Bank Corp	1,017,126
940		MGIC Investment Corp	6,871
1,482		National Bank Holdings Corp	39,392
22,902		New York Community Bancorp, Inc	248,716
2,194		Northfield Bancorp, Inc	24,726
2,747		OceanFirst Financial Corp	46,287
1,534		OFG Bancorp	19,298
1,738		Opus Bank	33,404
17,060		PNC Financial Services Group, Inc	1,819,790
72

TIAA-CREF FUNDS – Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

3,067		Provident Financial Services, Inc	$44,011
741		QCR Holdings, Inc	22,808
22,455		Regions Financial Corp	241,391
2,387	*	SVB Financial Group	461,097
2,221	*	The Bancorp, Inc	15,480
356	*	Tristate Capital Holdings, Inc	5,062
50,420		Truist Financial Corp	1,881,674
1,445		Univest Financial Corp	25,577
52,437		US Bancorp	1,913,951
3,256		WesBanco, Inc	80,358
2,417		Zions Bancorporation	76,401
		TOTAL BANKS	10,288,763

CAPITAL GOODS - 7.0%
14,455		3M Co	2,196,004
2,447	*	Aegion Corp	39,274
1,188		Argan, Inc	44,598
1,858	*	Astronics Corp	16,685
4,154	*	Axon Enterprise, Inc	302,037
3,124		Briggs & Stratton Corp	7,091
430		Carlisle Cos, Inc	52,013
17,124		Caterpillar, Inc	1,992,891
1,682	*	Chart Industries, Inc	60,081
552		Comfort Systems USA, Inc	18,382
1,460		Cubic Corp	55,787
945		Cummins, Inc	154,508
4,539		Curtiss-Wright Corp	470,467
7,439		Deere & Co	1,079,101
653		Dover Corp	61,153
20,554		Eaton Corp	1,716,259
271		EMCOR Group, Inc	17,217
28,654		Fastenal Co	1,037,848
18,048		Fortive Corp	1,155,072
735		GATX Corp	43,586
2,190		Granite Construction, Inc	36,004
4,634		HEICO Corp	405,938
8,439		HEICO Corp (Class A)	610,393
1,522	*	Herc Holdings, Inc	42,966
4,282		Hexcel Corp	148,114
9,391		Illinois Tool Works, Inc	1,526,038
2,106	*	Ingersoll Rand, Inc	61,242
32,510		Johnson Controls International plc	946,366
1,091	*	Lydall, Inc	12,219
4,729	*	Mercury Systems, Inc	421,638
1,616		Moog, Inc (Class A)	79,960
1,007	*	MYR Group, Inc	30,210
3,920		Owens Corning, Inc	169,971
2,762		PACCAR, Inc	191,213
3,982		Parker-Hannifin Corp	629,634
3,941	*,e	Plug Power, Inc	16,493
5,962		Quanta Services, Inc	216,778
1,675		Raven Industries, Inc	37,302
1,214		Rockwell Automation, Inc	230,029
2,252		Roper Technologies Inc	768,000
11,115		Spirit Aerosystems Holdings, Inc (Class A)	246,308
1,574		Stanley Black & Decker, Inc	173,455
73

TIAA-CREF FUNDS – Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

1,338	*	Teledyne Technologies, Inc	$435,746
1,022	*	Titan Machinery, Inc	9,607
2,387		Trane Technologies plc	208,672
2,966		TransDigm Group, Inc	1,076,895
1,593	*	United Rentals, Inc	204,701
883		Valmont Industries, Inc	103,523
537		W.W. Grainger, Inc	147,986
21	*	WESCO International, Inc	543
777		Woodward Inc	47,055
1,778		Xylem, Inc	127,838
		TOTAL CAPITAL GOODS	19,882,891

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
3,517		Cintas Corp	780,176
3,382	*	Copart, Inc	270,932
1,243		Heidrick & Struggles International, Inc	27,893
526	*	Huron Consulting Group, Inc	29,477
278		ICF International, Inc	20,444
12,382		IHS Markit Ltd	833,308
162		Insperity, Inc	7,729
1,664		Kelly Services, Inc (Class A)	25,709
7		Kforce, Inc	210
876		Kimball International, Inc (Class B)	10,748
1,129	*	Mistras Group, Inc	5,363
14,385		Pitney Bowes, Inc	50,779
728		Resources Connection, Inc	7,921
1,685		RR Donnelley & Sons Co	2,881
418	*	SP Plus Corp	8,816
2,787	*,e	Team, Inc	17,196
5,558		TransUnion	437,915
1,943	*	TrueBlue, Inc	30,175
393		Verisk Analytics, Inc	60,062
486		Viad Corp	11,649
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,639,383

CONSUMER DURABLES & APPAREL - 1.1%
1,362	*	Century Communities, Inc	29,174
1,937		Ethan Allen Interiors, Inc	21,907
702	*	Garmin Ltd	56,974
1,554	*	Green Brick Partners, Inc	13,846
408		Hamilton Beach Brands Holding Co	5,382
5		Hasbro, Inc	361
927		Hooker Furniture Corp	13,896
670	*	Mattel, Inc	5,842
3,349		Newell Brands Inc	46,484
26,329		Nike, Inc (Class B)	2,295,362
118	*	NVR, Inc	365,800
3,976	*	TRI Pointe Homes, Inc	45,645
370	*	Unifi, Inc	3,830
4,203		VF Corp	244,194
		TOTAL CONSUMER DURABLES & APPAREL	3,148,697

CONSUMER SERVICES - 2.3%
897	*	American Public Education, Inc	23,116
3,793		BBX Capital Corp	8,041
595	*	Bright Horizons Family Solutions	69,288
74

TIAA-CREF FUNDS – Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

1,115		Carriage Services, Inc	$16,747
1,201	*	Chipotle Mexican Grill, Inc (Class A)	1,055,139
6,695		Darden Restaurants, Inc	494,024
3,166		Dunkin Brands Group, Inc	198,951
1,397	*	El Pollo Loco Holdings, Inc	17,085
128	*	frontdoor, Inc	4,955
212		Graham Holdings Co	82,682
17,281		Hilton Worldwide Holdings, Inc	1,308,345
6,671	*	Houghton Mifflin Harcourt Co	10,674
465		Marriott Vacations Worldwide Corp	38,595
823	*	Red Robin Gourmet Burgers, Inc	12,041
1,841	*	Regis Corp	22,865
12,413		Royal Caribbean Cruises Ltd	580,556
1,399		Service Corp International	51,399
1,636	*	ServiceMaster Global Holdings, Inc	55,706
26		Six Flags Entertainment Corp	520
29,017		Starbucks Corp	2,226,474
555		Vail Resorts, Inc	94,905
191	*	WW International Inc	4,872
		TOTAL CONSUMER SERVICES	6,376,980

DIVERSIFIED FINANCIALS - 5.7%
21,129		American Express Co	1,928,021
37,168		Bank of New York Mellon Corp	1,395,287
3,913		BlackRock, Inc	1,964,483
37,337		Charles Schwab Corp	1,408,352
9,722		CME Group, Inc	1,732,558
21,600		Discover Financial Services	928,152
805	*	Donnelley Financial Solutions, Inc	5,861
2,554		Franklin Resources, Inc	48,117
20,091		Intercontinental Exchange Group, Inc	1,797,140
1,149		Moody’s Corp	280,241
35,733		Morgan Stanley	1,408,952
544	*,†	NewStar Financial, Inc	131
1,455		Northern Trust Corp	115,178
1,767	*	On Deck Capital, Inc	2,138
7,164		S&P Global, Inc	2,098,192
12,974		State Street Corp	817,881
1,591		T Rowe Price Group, Inc	183,967
		TOTAL DIVERSIFIED FINANCIALS	16,114,651

ENERGY - 1.9%
22,577	e	Antero Midstream Corp	107,241
6,885	*	Apergy Corp	63,411
10,278		Archrock, Inc	49,437
70,283		Baker Hughes Co	980,448
4,224		Cactus, Inc	75,103
24,896	*	Cheniere Energy, Inc	1,162,394
7,929	*	Clean Energy Fuels Corp	17,087
7,477	e	Delek US Holdings, Inc	174,588
1,475		DMC Global, Inc	38,070
3,564	*	Dril-Quip, Inc	118,075
20,395	e	Equitrans Midstream Corp	170,910
2,053	*	Exterran Corp	13,960
8,171	*	Frank’s International NV	19,855
2,431		Green Plains Inc	14,270
75

TIAA-CREF FUNDS – Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

11,451	*	Helix Energy Solutions Group, Inc	$29,086
4,590		Liberty Oilfield Services, Inc	21,665
1,677	*	Matrix Service Co	17,508
42,238		National Oilwell Varco, Inc	533,888
6,800	*	Newpark Resources, Inc	10,404
11,715	*	NexTier Oilfield Solutions, Inc	27,179
8,887	*	Oceaneering International, Inc	45,679
4,548	*	Oil States International, Inc	15,645
44,442		ONEOK, Inc	1,330,149
11,940		PBF Energy, Inc	136,116
3,664	*	Renewable Energy Group, Inc	90,904
3,532	e	RPC, Inc	12,044
4,726	*	Select Energy Services, Inc	22,685
2,682		Solaris Oilfield Infrastructure, Inc	18,345
3,007	*	Tidewater, Inc	17,320
5,974	e	US Silica Holdings, Inc	11,470
6,354		World Fuel Services Corp	158,850
		TOTAL ENERGY	5,503,786

FOOD & STAPLES RETAILING - 0.5%
2,819		Casey’s General Stores, Inc	426,825
1,926	*	Chefs’ Warehouse Holdings, Inc	27,118
2,237		Pricesmart, Inc	142,139
2,228		SpartanNash Co	38,210
11,765	*	Sprouts Farmers Market, Inc	244,477
4,054	*	United Natural Foods, Inc	43,135
23,287	*	US Foods Holding Corp	500,670
589		Weis Markets, Inc	29,468
		TOTAL FOOD & STAPLES RETAILING	1,452,042

FOOD, BEVERAGE & TOBACCO - 3.7%
1,748	*	Beyond Meat, Inc	173,035
4,364		Bunge Ltd	173,120
67,236		Coca-Cola Co	3,085,460
1,258	*	Darling International, Inc	25,902
647	*	Farmer Bros Co	5,978
1,236		Fresh Del Monte Produce, Inc	35,238
23,312		General Mills, Inc	1,396,156
87	*	Hain Celestial Group, Inc	2,248
24,050		Hormel Foods Corp	1,126,743
6,455		Kellogg Co	422,803
4,824		McCormick & Co, Inc	756,596
24,060		PepsiCo, Inc	3,182,897
		TOTAL FOOD, BEVERAGE & TOBACCO	10,386,176

HEALTH CARE EQUIPMENT & SERVICES - 6.8%
1,425	*	Abiomed, Inc	272,531
126	*	Acadia Healthcare Co, Inc	3,025
4,216	*	Align Technology, Inc	905,808
8,131	*	Allscripts Healthcare Solutions, Inc	52,852
43	*	AMN Healthcare Services, Inc	2,020
2,779	*	Angiodynamics, Inc	28,985
9,859	*	Antares Pharma, Inc	31,943
731	*	BioTelemetry, Inc	34,145
2,394	*	Brookdale Senior Living, Inc	8,642
3,486		Cardinal Health, Inc	172,487
76

TIAA-CREF FUNDS – Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

21,589		Cerner Corp	$1,498,061
10,266	*	Cerus Corp	63,136
5,937		Cigna Corp	1,162,346
711		Computer Programs & Systems, Inc	17,085
2,215		Cooper Cos, Inc	635,041
7,927	*	Covetrus, Inc	94,252
2,248	*	Cross Country Healthcare, Inc	14,140
33,439		CVS Health Corp	2,058,171
15,250		Dentsply Sirona, Inc	647,210
8,240	*	Edwards Lifesciences Corp	1,792,200
295		Encompass Health Corp	19,544
9,467	*	Envista Holdings Corp	184,323
3,285	*	GenMark Diagnostics, Inc	41,095
4,734		HCA Healthcare, Inc	520,172
737	*	Henry Schein, Inc	40,211
523	*	Heska Corp	37,028
1,150		Hill-Rom Holdings, Inc	129,364
6,341	*	Hologic, Inc	317,684
2,091		Humana, Inc	798,386
5,432	*	IDEXX Laboratories, Inc	1,507,923
90	*	Integer Holding Corp	6,701
900	*	Laboratory Corp of America Holdings	148,005
1,072		LeMaitre Vascular, Inc	30,541
62	*	LivaNova plc	3,293
3,174	*	Meridian Bioscience, Inc	38,088
2,606	*	Merit Medical Systems, Inc	106,377
2,340	*	NextGen Healthcare, Inc	24,687
479	*	Omnicell, Inc	34,919
4,963	*	OraSure Technologies, Inc	79,110
1,385	*	Orthofix Medical Inc	49,098
69	*	Penumbra, Inc	12,235
638		Quest Diagnostics, Inc	70,250
30	*	Quidel Corp	4,170
586	*	RadNet, Inc	8,274
4,766		Resmed, Inc	740,255
2,949	*	Staar Surgical Co	113,006
315	*	Surgery Partners, Inc	3,717
368	*	Tactile Systems Technology, Inc	18,996
1,379	*	Tandem Diabetes Care, Inc	110,017
500	*	Teladoc, Inc	82,295
272	*	Tivity Health, Inc	2,440
577	*	Triple-S Management Corp (Class B)	9,769
14,041		UnitedHealth Group, Inc	4,106,571
2,785	*	Varian Medical Systems, Inc	318,548
554		West Pharmaceutical Services, Inc	104,850
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	19,316,022

HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
23,085		Colgate-Palmolive Co	1,622,183
6,003		Estee Lauder Cos (Class A)	1,058,929
1,875		Kimberly-Clark Corp	259,650
35,821		Procter & Gamble Co	4,222,221
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	7,162,983
77

TIAA-CREF FUNDS – Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

INSURANCE - 3.4%
4,323		Aflac, Inc	$160,989
5,460		Allstate Corp	555,391
30,081		American International Group, Inc	764,960
1,963	*	Aon plc	338,951
14,377		Chubb Ltd	1,552,860
5,012		Lincoln National Corp	177,776
24,324		Loews Corp	843,070
15,879		Marsh & McLennan Cos, Inc	1,545,503
737		Principal Financial Group	26,834
9,518		Progressive Corp	735,741
24,771		Prudential Financial, Inc	1,544,967
10,986		Travelers Cos, Inc	1,111,893
156		White Mountains Insurance Group Ltd	151,788
300		Willis Towers Watson plc	53,487
		TOTAL INSURANCE	9,564,210

MATERIALS - 2.5%
13,913		Ball Corp	912,554
4,534		Commercial Metals Co	72,272
81		Compass Minerals International, Inc	3,982
9,925		Ecolab, Inc	1,920,487
3,863		H.B. Fuller Co	142,120
984		Innospec, Inc	71,360
3,155		International Flavors & Fragrances, Inc	413,400
1,964	*	Kraton Corp	30,658
1,645		Minerals Technologies, Inc	72,446
37,826		Mosaic Co	435,377
898		Myers Industries, Inc	11,099
26,045		Newmont Goldcorp Corp	1,549,156
3,321		PPG Industries, Inc	301,646
2,796		Reliance Steel & Aluminum Co	250,466
644	*	Ryerson Holding Corp	2,975
1,689		Schnitzer Steel Industries, Inc (Class A)	26,281
3,954		Scotts Miracle-Gro Co (Class A)	490,415
4,276		Trinseo S.A.	87,444
1,227	*	US Concrete, Inc	23,534
14,443		Valvoline, Inc	248,275
		TOTAL MATERIALS	7,065,947

MEDIA & ENTERTAINMENT - 7.6%
19,284		Activision Blizzard, Inc	1,228,969
3,531	*	Alphabet, Inc (Class A)	4,755,198
3,533	*	Alphabet, Inc (Class C)	4,764,816
336		Cable One, Inc	642,721
506	*	Clear Channel	488
80,428		Comcast Corp (Class A)	3,026,506
15,618	*	Discovery, Inc (Class A)	350,156
17,717	*	Discovery, Inc (Class C)	361,604
10,759	*	Electronic Arts, Inc	1,229,323
3,245	*	Gray Television, Inc	37,674
768	*	Hemisphere Media Group, Inc	7,127
3,943	*	Imax Corp	45,345
3,400		John Wiley & Sons, Inc (Class A)	127,670
9,113	*	Liberty Broadband Corp (Class C)	1,117,983
980	*	Loral Space & Communications, Inc	21,560
1,142	*	Madison Square Garden Co	195,647
1,142	*	Madison Square Garden Entertainment Corp	94,443
78

TIAA-CREF FUNDS – Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

1,686		Marcus Corp	$24,514
6,405		New York Times Co (Class A)	208,291
14,535		Omnicom Group, Inc	828,931
741	*	Roku, Inc	89,831
2,171		Scholastic Corp	63,111
2,746		Sinclair Broadcast Group, Inc (Class A)	48,467
99,363	e	Sirius XM Holdings, Inc	587,235
5,449		TEGNA, Inc	58,413
4,484		TripAdvisor, Inc	89,546
52,095	*	Twitter, Inc	1,494,085
1,748		World Wrestling Entertainment, Inc (Class A)	77,734
		TOTAL MEDIA & ENTERTAINMENT	21,577,388

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.4%
30,769		AbbVie, Inc	2,529,212
4,202	*,e	Aerie Pharmaceuticals, Inc	64,039
1,340		Agilent Technologies, Inc	102,724
2,421	*	Agios Pharmaceuticals, Inc	99,600
11,478		Amgen, Inc	2,745,767
1,705	*	Assembly Biosciences, Inc	29,855
1,627	*	Atara Biotherapeutics, Inc	13,488
5,322	*	Biogen, Inc	1,579,729
1,272	*	BioMarin Pharmaceutical, Inc	117,049
5,581	*	Bluebird Bio, Inc	300,704
45,009		Bristol-Myers Squibb Co	2,736,997
1,765	*	Collegium Pharmaceutical, Inc	36,500
4,650	*,e	Cymabay Therapeutics, Inc	8,231
16,895		Eli Lilly & Co	2,612,643
2,615	*,e	Flexion Therapeutics, Inc	27,824
28,618		Gilead Sciences, Inc	2,403,912
4,157	*,e	Insmed, Inc	95,611
3,298	*	Intersect ENT, Inc	37,861
5,648	*	Intra-Cellular Therapies, Inc	99,800
1,896	*	IQVIA Holdings, Inc	270,351
746	*	Jazz Pharmaceuticals plc	82,247
3,663	*	MacroGenics, Inc	26,374
41,559		Merck & Co, Inc	3,297,291
38,388	*,e	Opko Health, Inc	85,221
1,130	*,e	Optinose, Inc	4,565
752		Perrigo Co plc	40,082
5,559	*	Progenics Pharmaceuticals, Inc	21,902
2,785	*	Prothena Corp plc	31,248
890	*	Radius Health, Inc	13,964
417	*	Reata Pharmaceuticals, Inc	65,953
2,210	*	Revance Therapeutics, Inc	40,907
846	*	Sage Therapeutics, Inc	32,977
5,363	*	Sangamo Therapeutics Inc	43,708
15,249	*,e	TherapeuticsMD, Inc	24,093
2,551	*	Ultragenyx Pharmaceutical, Inc	154,157
7,641	*	Vertex Pharmaceuticals, Inc	1,919,419
183	*	Waters Corp	34,221
15,424		Zoetis, Inc	1,994,477
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	23,824,703
79

TIAA-CREF FUNDS – Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 3.6%
2,875		Alexandria Real Estate Equities, Inc	$451,634
349		American Campus Communities, Inc	12,316
9,803		American Tower Corp	2,333,114
5,091		Boston Properties, Inc	494,743
2,532		Brixmor Property Group, Inc	28,991
2,839		CatchMark Timber Trust, Inc	22,314
1,428	*	CBRE Group, Inc	61,304
3,517		Chatham Lodging Trust	26,413
20,716		Colony Capital, Inc	47,854
5,463		Columbia Property Trust, Inc	78,066
37		CyrusOne, Inc	2,596
1,520		Duke Realty Corp	52,744
2,570		Equinix, Inc	1,735,264
514		Federal Realty Investment Trust	42,801
3,115		Franklin Street Properties Corp	16,946
4,263		Healthpeak Properties Inc	111,435
35,593		Host Hotels and Resorts, Inc	438,150
459	*	Howard Hughes Corp	24,859
973		Hudson Pacific Properties	23,916
6,811		Iron Mountain, Inc	164,690
2,460		Kimco Realty Corp	26,839
12,739		Macerich Co	95,160
9,451		Paramount Group, Inc	91,202
6,509		Park Hotels & Resorts, Inc	61,901
22,078		Prologis, Inc	1,970,020
1,297		Regency Centers Corp	56,951
8,497		RLJ Lodging Trust	78,937
1,226		RMR Group, Inc	36,363
2,038		SBA Communications Corp	590,857
1,117		UDR, Inc	41,854
3,285		Ventas, Inc	106,270
7,646		Washington Prime Group, Inc	6,574
19,720		Welltower, Inc	1,010,256
		TOTAL REAL ESTATE	10,343,334

RETAILING - 8.0%
4,741	*	Amazon.com, Inc	11,729,234
712		Best Buy Co, Inc	54,632
11,981	*	BJ’s Wholesale Club Holdings, Inc	315,220
821	*	Booking Holdings, Inc	1,215,548
22,231		eBay, Inc	885,461
3,292		Gap, Inc	26,731
850		Genuine Parts Co	67,388
1,452		Haverty Furniture Cos, Inc	19,645
703	*	Hibbett Sports, Inc	10,847
17,104		Home Depot, Inc	3,759,972
519	*	Lands’ End, Inc	4,417
11	*	LKQ Corp	288
15,285		Lowe’s Companies, Inc	1,601,104
1,466	e	Macy’s, Inc	8,591
1,747	*	MarineMax, Inc	25,174
5,684	*	Quotient Technology, Inc	40,811
15,010		Target Corp	1,647,197
620		Tiffany & Co	78,430
20,515		TJX Companies, Inc	1,006,261
161		Tractor Supply Co	16,330
518	*	Ulta Beauty, Inc	112,883
80

TIAA-CREF FUNDS – Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

616	*,e	Wayfair, Inc	$76,409
104		Winmark Corp	15,600
309	*	Zumiez, Inc	6,532
		TOTAL RETAILING	22,724,705

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
19,160		Applied Materials, Inc	951,869
67		Brooks Automation, Inc	2,579
3,083	*	Cree, Inc	132,970
842	*	First Solar, Inc	37,057
65,503		Intel Corp	3,928,870
1,158		Lam Research Corp	295,614
360		NVE Corp	20,437
10,444		NVIDIA Corp	3,052,572
1,079	*	Silicon Laboratories, Inc	104,900
21,090		Texas Instruments, Inc	2,447,916
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	10,974,784

SOFTWARE & SERVICES - 11.4%
13,897		Accenture plc	2,573,585
8,692	*	Adobe, Inc	3,073,839
4,391	*	Autodesk, Inc	821,688
4,526	*	Avaya Holdings Corp	44,988
845	*	Benefitfocus, Inc	9,151
1,156	*	ChannelAdvisor Corp	11,942
13,287	*	Conduent, Inc	33,483
3,273		CSG Systems International, Inc	159,002
1,365	*	Elastic NV	87,551
3,083	*	ExlService Holdings, Inc	190,314
19,584		International Business Machines Corp	2,458,967
7,406		Intuit, Inc	1,998,213
7,021	*	Limelight Networks, Inc	35,596
4,013		LogMeIn, Inc	342,951
83,224	d	Microsoft Corp	14,914,573
3,081	*	New Relic, Inc	165,419
6,289	*	Nutanix, Inc	128,862
2,084	*	Perficient, Inc	72,586
16,982	*	salesforce.com, Inc	2,750,235
5,764		Science Applications International Corp	470,688
1,434	*	SPS Commerce, Inc	79,601
4,007	*	SVMK, Inc	62,910
3,121	*	Sykes Enterprises, Inc	89,354
6,581	*	Teradata Corp	161,827
2,879		TiVo Corp	20,239
873		TTEC Holdings, Inc	34,030
1,971	*	Virtusa Corp	65,043
7,230	e	VMware, Inc (Class A)	950,890
4,709	*	WEX, Inc	623,095
		TOTAL SOFTWARE & SERVICES	32,430,622

TECHNOLOGY HARDWARE & EQUIPMENT - 6.7%
512	*	Anixter International, Inc	47,544
45,902		Apple, Inc	13,486,008
4,261	*	Arlo Technologies, Inc	11,675
246		Badger Meter, Inc	14,521
2,385	*	CalAmp Corp	16,027
81

TIAA-CREF FUNDS – Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

74,237		Cisco Systems, Inc	$3,146,164
2,923		Daktronics, Inc	13,212
2,290		Dolby Laboratories, Inc (Class A)	137,469
214	*	Fabrinet	13,429
594	*	FARO Technologies, Inc	32,605
130,822		Hewlett Packard Enterprise Co	1,316,069
32,284		HP, Inc	500,725
565	*	Insight Enterprises, Inc	30,674
681	*	Keysight Technologies, Inc	65,900
1,980	*	Kimball Electronics, Inc	26,770
172	*	Lumentum Holdings, Inc	13,917
600		Methode Electronics, Inc	18,012
737		Motorola Solutions, Inc	105,988
147	*	OSI Systems, Inc	10,640
644	*	Ribbon Communications, Inc	2,347
393		Synnex Corp	34,411
1,602	*	TTM Technologies, Inc	18,567
48		Vishay Intertechnology, Inc	796
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	19,063,470

TELECOMMUNICATION SERVICES - 1.5%
2,132		Cogent Communications Group, Inc	178,725
2,574	*,e	Gogo, Inc	4,196
7,938	*	Iridium Communications, Inc	178,645
6,004	*	ORBCOMM, Inc	15,850
64,744		Verizon Communications, Inc	3,719,543
		TOTAL TELECOMMUNICATION SERVICES	4,096,959

TRANSPORTATION - 1.8%
286		Amerco, Inc	80,117
1,958		ArcBest Corp	39,884
28,570		CSX Corp	1,892,191
5,100	*,e	Hertz Global Holdings, Inc	20,604
5,920		Kansas City Southern	772,856
4,086	e	Knight-Swift Transportation Holdings, Inc	151,918
5,982		Macquarie Infrastructure Co LLC	165,043
492		Old Dominion Freight Line	71,483
2,512		Ryder System, Inc	88,925
20,195		United Parcel Service, Inc (Class B)	1,911,659
		TOTAL TRANSPORTATION	5,194,680

UTILITIES - 2.6%
9,900		American Water Works Co, Inc	1,204,731
2,207		Clearway Energy, Inc (Class A)	41,271
18,457		Consolidated Edison, Inc	1,454,412
17,723		Eversource Energy	1,430,246
4,155		New Jersey Resources Corp	140,356
2,626		ONE Gas, Inc	209,318
1,853		Ormat Technologies, Inc	115,646
13,403		Sempra Energy	1,659,962
5,408		Southwest Gas Holdings Inc	409,926
22,816		UGI Corp	688,587
		TOTAL UTILITIES	7,354,455

		TOTAL COMMON STOCKS	278,832,792
		(Cost $256,668,334)
82

TIAA-CREF FUNDS – Social Choice Low Carbon Equity Fund

SHARES		COMPANY			VALUE

RIGHTS / WARRANTS - 0.0%

MEDIA & ENTERTAINMENT - 0.0%
1,550	†	Media General, Inc			$0
		TOTAL MEDIA & ENTERTAINMENT			0

		TOTAL RIGHTS / WARRANTS			0
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.4%

GOVERNMENT AGENCY DEBT - 1.4%
$2,288,000		Federal Home Loan Bank (FHLB)	0.040%	05/26/20	2,287,857
1,000,000		FHLB	0.098	05/29/20	999,930
655,000		FHLB	0.090	06/29/20	654,893
		TOTAL GOVERNMENT AGENCY DEBT			3,942,680

REPURCHASE AGREEMENT - 0.1%
300,000		Fixed Income Clearing Corp	0.020	05/01/20	300,000
		TOTAL REPURCHASE AGREEMENT			300,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.9%
2,470,010	c	State Street Navigator Securities Lending Government Money Market Portfolio			2,470,010
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			2,470,010

		TOTAL SHORT-TERM INVESTMENTS			6,712,690
		(Cost $6,712,774)
		TOTAL INVESTMENTS - 100.6%			285,545,482
		(Cost $263,381,108)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%			(1,570,374)
		NET ASSETS - 100.0%			$283,975,108

*		Non-income producing
†		Security is categorized as Level 3 in the fair value hierarchy.
c		Investments made with cash collateral received from securities on loan.
d		All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e		All or a portion of these securities are out on loan. The aggregate value of securities on loan is $2,465,826.

Futures contracts outstanding as of April 30, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	28	06/19/20	$3,978,724	$4,063,360	$84,636
83

TIAA-CREF FUNDS – Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 95.3%

ARGENTINA - 0.7%
18,100	*	MercadoLibre, Inc	$10,561,531
		TOTAL ARGENTINA	10,561,531

BRAZIL - 10.2%
894,850	*,e	Afya Ltd	19,454,039
9,852,993	a,e,n	Arcos Dorados Holdings, Inc	37,539,904
1,466,300	*	B2W Companhia Global Do Varejo	19,751,462
2,558,950		Banco do Brasil S.A.	13,411,441
3,770,200	*	Banco Itau Holding Financeira S.A.	15,786,876
2,133,700		Cia Brasileira de Distribuicao	25,983,121
4,147,600		Petroleo Brasileiro S.A. (Preference)	13,767,112
324,600	*,e	StoneCo Ltd	8,562,948
		TOTAL BRAZIL	154,256,903

CHINA - 27.3%
610,954	*	Alibaba Group Holding Ltd (ADR)	123,822,047
205,900	*	Baidu, Inc (ADR)	20,781,487
8,978,000	*,†	China Animal Healthcare Ltd	11,581
10,798,457		China Construction Bank Corp	9,800,562
5,076,775		China Merchants Bank Co Ltd (Class A)	25,002,964
66,728,300	g	China Tower Corp Ltd	14,849,997
15,391,600		China Unicom Ltd	9,954,244
5,553,694		Foxconn Industrial Internet Co Ltd	11,439,126
4,615,924		Industrial Bank Co Ltd	10,782,594
203,000	*	JD.com, Inc (ADR)	8,749,300
3,183,200		Ping An Insurance Group Co of China Ltd	32,393,066
1,489,452		Ping An Insurance Group Co of China Ltd (Class A)	15,518,985
2,091,776		Tencent Holdings Ltd	109,963,477
299,400	*	Trip.com Group Ltd (ADR)	7,712,544
814,400	*,g	Wuxi Biologics Cayman, Inc	12,677,287
		TOTAL CHINA	413,459,261

HONG KONG - 1.0%
621,536	*,†,e	China Metal Recycling Holdings Ltd	802
1,000,000		Melco Crown Entertainment Ltd (ADR)	15,820,000
22,290	*,†	Mongolian Metals Corporation	0
		TOTAL HONG KONG	15,820,802

INDIA - 10.8%
149,200		Dr Reddy’s Laboratories Ltd	7,728,164
19,355,557		Edelweiss Capital Ltd	10,027,337
79,700		Eicher Motors Ltd	15,476,599
1,001,800		Housing Development Finance Corp	25,340,328
1,229,900		ICICI Bank Ltd (ADR)	12,003,824
84

TIAA-CREF FUNDS – Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

872,224	*,e	MakeMyTrip Ltd	$12,874,026
1,851,372		Piramal Healthcare Ltd	23,794,269
1,307,300		Reliance Industries Ltd	25,417,849
13,906,800		Sesa Sterlite Ltd	16,210,530
12,567,600	*	Tata Motors Ltd	15,217,610
		TOTAL INDIA	164,090,536

INDONESIA - 2.8%
66,287,900		Bank Rakyat Indonesia	12,056,932
33,345,400		PT Astra International Tbk	8,528,630
7,188,600		PT Bank Central Asia Tbk	12,452,020
9,237,400		PT United Tractors Tbk	10,075,005
		TOTAL INDONESIA	43,112,587

ITALY - 1.9%
8,843,171	e	Prada S.p.A	28,710,851
		TOTAL ITALY	28,710,851

KENYA - 0.5%
30,861,156		Safaricom plc	8,189,689
		TOTAL KENYA	8,189,689

KOREA, REPUBLIC OF - 9.8%
700,400		Hana Financial Group, Inc	15,988,735
154,500		Hynix Semiconductor, Inc	10,632,312
385,300		KB Financial Group, Inc	11,023,935
65,500		LG Chem Ltd	20,351,712
140,100		Samsung Electro-Mechanics Co Ltd	13,098,069
1,877,400		Samsung Electronics Co Ltd	77,194,044
		TOTAL KOREA, REPUBLIC OF	148,288,807

MACAU - 2.1%
1,882,079		Galaxy Entertainment Group Ltd	12,104,599
11,724,500		Wynn Macau Ltd	20,246,741
		TOTAL MACAU	32,351,340

MEXICO - 3.7%
4,952,200		Cemex SAB de C.V. (ADR)	10,498,664
332,700	e	Fomento Economico Mexicano SAB de C.V. (ADR)	21,402,591
3,822,600		Grupo Financiero Banorte S.A. de C.V.	10,453,822
2,584,248		Grupo Televisa SAB (ADR)	13,825,727
		TOTAL MEXICO	56,180,804

PERU - 1.9%
747,631		Cia de Minas Buenaventura S.A. (ADR) (Series B)	5,599,756
156,600		Credicorp Ltd (NY)	23,336,532
		TOTAL PERU	28,936,288
85

TIAA-CREF FUNDS – Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

PHILIPPINES - 0.3%
36,649,500		Alliance Global Group, Inc	$4,663,252
		TOTAL PHILIPPINES	4,663,252

RUSSIA - 1.9%
208,971	*	Mail.Ru Group Ltd	3,761,478
2,376,918		Sberbank of Russia (ADR)	24,981,408
		TOTAL RUSSIA	28,742,886

SAUDI ARABIA - 1.3%
865,600		Al Rajhi Bank	13,157,851
692,300		National Commercial Bank	6,832,547
		TOTAL SAUDI ARABIA	19,990,398

SOUTH AFRICA - 3.8%
6,420,000		FirstRand Ltd	14,011,679
700,200		Foschini Ltd	2,747,247
994,500		Mr Price Group Ltd	7,085,538
191,617		Naspers Ltd (N Shares)	29,824,878
2,266,800		Truworths International Ltd	3,578,271
		TOTAL SOUTH AFRICA	57,247,613

TAIWAN - 11.6%
300		Globalwafers Co Ltd	3,818
3,453,600		Hon Hai Precision Industry Co, Ltd	8,875,636
104,700		Largan Precision Co Ltd	14,272,027
1,448,000		MediaTek, Inc	19,994,602
513,600	*	Sea Ltd (ADR)	28,545,888
7,776,100	*	Taiwan Semiconductor Manufacturing Co Ltd	78,443,709
28,937,000		United Microelectronics Corp	14,970,992
839,000		Yageo Corp	10,855,265
		TOTAL TAIWAN	175,961,937

THAILAND - 0.7%
4,926,100		Siam Commercial Bank PCL (ADR)	10,288,574
		TOTAL THAILAND	10,288,574

TURKEY - 0.5%
618,600		Tupras Turkiye Petrol Rafine	8,033,199
		TOTAL TURKEY	8,033,199

UNITED STATES - 2.5%
180,400		Albemarle Corp	11,081,972
230,900		Las Vegas Sands Corp	11,087,818
175,100		Wynn Resorts Ltd	14,976,303
		TOTAL UNITED STATES	37,146,093

		TOTAL COMMON STOCKS	1,446,033,351
		(Cost $1,480,670,815)
86

TIAA-CREF FUNDS – Emerging Markets Equity Fund

SHARES		COMPANY			VALUE

PURCHASED OPTIONS - 0.0%

UNITED STATES - 0.0%
900,000		iShares MSCI Emerging Markets ETF			$99,000
		TOTAL UNITED STATES			99,000

		TOTAL PURCHASED OPTIONS			99,000
		(Cost $195,289)

PREFERRED STOCKS - 0.0%

PHILIPPINES - 0.0%
1,721,900	*,†	Ayala Land, Inc			3,416
		TOTAL PHILIPPINES			3,416

		TOTAL PREFERRED STOCKS			3,416
		(Cost $4,057)

SHORT-TERM INVESTMENTS - 5.5%

PRINCIPAL		ISSUER	RATE	MATURITY DATE

GOVERNMENT AGENCY DEBT - 1.6%
$3,300,000		Federal Home Loan Bank (FHLB)	0.080%	05/07/20	3,299,950
10,000,000		FHLB	0.030	05/14/20	9,999,675
6,300,000		FHLB	0.030-0.100	05/21/20	6,299,685
5,260,000		Federal Farm Credit Bank (FFCB)	0.050	05/21/20	5,259,737
		TOTAL GOVERNMENT AGENCY DEBT			24,859,047

REPURCHASE AGREEMENT - 1.1%
16,280,000		Fixed Income Clearing Corp	0.020	05/01/20	16,280,000
		TOTAL REPURCHASE AGREEMENT			16,280,000

TREASURY DEBT - 1.3%
13,000,000		United States Treasury Bill	0.055-0.110	05/12/20	12,999,757
2,680,000		United States Treasury Bill	0.060	05/19/20	2,679,888
5,000,000		United States Treasury Bill	0.060	05/26/20	4,999,696
		TOTAL TREASURY DEBT			20,679,341
87

TIAA-CREF FUNDS – Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.5%
22,033,739	c	State Street Navigator Securities Lending Government Money Market Portfolio	$22,033,739
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	22,033,739

		TOTAL SHORT-TERM INVESTMENTS	83,852,127
		(Cost $83,852,541)
		TOTAL INVESTMENTS - 100.8%	1,529,987,894
		(Cost $1,564,722,702)
		OTHER ASSETS & LIABILITIES, NET - (0.8)%	(12,749,218)
		NET ASSETS - 100.0%	$1,517,238,676

Abbreviation(s):
ADR American Depositary Receipt
ETF Exchange Traded Fund

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $21,627,945.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2020, the aggregate value of these securities is $27,527,284 or 1.8% of net assets.
n	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on open written options contracts.

Purchased options outstanding as of April 30, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
iShares MSCI Emerging Markets ETF, Call	9,000	$195,289	$39 .00	05/15/20	$99,000

Written options outstanding as of April 30, 2020 were as follows:

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
iShares MSCI Emerging Markets ETF, Put	4,000	$(190,440)	$32 .00	05/15/20	$(64,000)

88

TIAA-CREF FUNDS – Emerging Markets Equity Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2020

		% OF
SECTOR	VALUE	NET ASSETS
CONSUMER DISCRETIONARY	$425,869,938	28.1%
FINANCIALS	324,751,012	21.4
INFORMATION TECHNOLOGY	268,342,547	17.7
COMMUNICATION SERVICES	209,871,987	13.8
MATERIALS	63,743,435	4.2
ENERGY	57,293,166	3.8
CONSUMER STAPLES	47,385,712	3.1
HEALTH CARE	44,211,302	2.9
INDUSTRIALS	4,663,252	0.3
REAL ESTATE	3,416	0.0
SHORT-TERM INVESTMENTS	83,852,127	5.5
OTHER ASSETS & LIABILITIES, NET	(12,749,218)	(0.8)

NET ASSETS	$1,517,238,676	100.0%
89

TIAA-CREF FUNDS – International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.9%

AUSTRALIA - 6.5%
1,900,156		BHP Billiton Ltd	$38,790,357
955,795		Commonwealth Bank of Australia	38,610,756
341,893		CSL Ltd	68,148,592
8,655,052		Fortescue Metals Group Ltd	66,144,049
4,692,046	*	NEXTDC Ltd	26,776,445
351,328		Rio Tinto plc	16,308,158
417,764		Woolworths Ltd	9,667,860
		TOTAL AUSTRALIA	264,446,217

BRAZIL - 0.7%
1,099,000		Cia Brasileira de Distribuicao	13,383,067
3,571,400		Lojas Americanas S.A. (Preference)	16,340,211
		TOTAL BRAZIL	29,723,278

CHINA - 3.5%
212,500	*	Alibaba Group Holding Ltd (ADR)	43,067,375
10,343,500		CITIC Securities Co Ltd	19,812,868
618,178	*	GDS Holdings Ltd (ADR)	35,433,963
462,340		Tencent Holdings Ltd	24,304,951
1,298,000	*,g	Wuxi Biologics Cayman, Inc	20,205,205
		TOTAL CHINA	142,824,362

DENMARK - 5.5%
620,319		DSV AS	64,451,262
1,478,764		Novo Nordisk AS	94,330,366
637,584	g	Orsted AS	64,402,629
		TOTAL DENMARK	223,184,257

FRANCE - 12.0%
1,054,969		Airbus SE	66,799,041
1,804,018		BNP Paribas S.A.	56,675,610
1,669,403		Compagnie de Saint-Gobain	44,419,320
5,016,332		Credit Agricole S.A.	40,348,651
352,350		Dassault Systemes S.A.	51,608,803
390,845		Essilor International S.A.	48,552,499
98,139		Kering	49,923,754
867,179		Schneider Electric S.A.	80,138,040
637,966		Vinci S.A.	52,263,406
		TOTAL FRANCE	490,729,124

GERMANY - 9.3%
136,102		Adidas-Salomon AG.	31,158,155
277,489		BASF SE	14,200,906
714,326		Bayer AG.	46,980,761
90

TIAA-CREF FUNDS – International Equity Fund

SHARES		COMPANY	VALUE

300,143		Bayerische Motoren Werke AG.	$17,655,965
4,396,091		Infineon Technologies AG.	81,727,383
597,728		Lanxess AG.	29,411,442
787,747		RWE AG.	22,661,660
317,522		SAP AG.	37,819,142
1,087,293		Siemens AG.	100,338,767
		TOTAL GERMANY	381,954,181

HONG KONG - 1.9%
2,387,524		Hong Kong Exchanges and Clearing Ltd	76,549,120
		TOTAL HONG KONG	76,549,120

IRELAND - 1.5%
2,049,843		CRH plc	62,189,347
		TOTAL IRELAND	62,189,347

ITALY - 3.0%
3,765,318		Enel S.p.A.	25,718,792
1,251,242		Moncler S.p.A	47,055,314
6,612,267		UniCredit S.p.A.	51,065,008
		TOTAL ITALY	123,839,114

JAPAN - 21.4%
1,504,900		Daiichi Sankyo Co Ltd	103,448,682
434,716		Daikin Industries Ltd	55,787,497
2,329,979	*	Hitachi Ltd	69,152,435
1,004,300		Kao Corp	77,447,883
2,881,400		Mitsui Fudosan Co Ltd	52,980,139
298,430		Nintendo Co Ltd	123,228,904
2,075,700		ORIX Corp	24,425,778
2,290,200		Recruit Holdings Co Ltd	66,807,847
2,126,659		Sony Corp	136,859,172
1,429,400		Sumitomo Mitsui Financial Group, Inc	37,589,257
637,900		Tokio Marine Holdings, Inc	29,927,526
1,581,889		Toyota Motor Corp	97,803,234
		TOTAL JAPAN	875,458,354

KOREA, REPUBLIC OF - 1.5%
77,233		LG Chem Ltd	23,997,309
904,167		Samsung Electronics Co Ltd	37,177,111
		TOTAL KOREA, REPUBLIC OF	61,174,420

NETHERLANDS - 3.6%
311,485		ASML Holding NV	90,980,181
10,403,790		ING Groep NV	58,290,201
		TOTAL NETHERLANDS	149,270,382

NORWAY - 0.3%
814,962	*	Equinor ASA	11,284,626
		TOTAL NORWAY	11,284,626
91

TIAA-CREF FUNDS – International Equity Fund

SHARES		COMPANY			VALUE

RUSSIA - 1.0%
1,414,117		Sberbank of Russia (ADR)			$14,862,370
697,884	*	Yandex NV			26,366,057
		TOTAL RUSSIA			41,228,427

SPAIN - 0.7%
2,803,468		Iberdrola S.A.			27,888,269
		TOTAL SPAIN			27,888,269

SWITZERLAND - 9.7%
5,989,711		Credit Suisse Group			54,689,875
191,481		Lonza Group AG.			83,613,160
931,855		Nestle S.A.			98,692,781
464,719		Roche Holding AG.			160,930,956
		TOTAL SWITZERLAND			397,926,772

TAIWAN - 0.9%
697,689	*	Taiwan Semiconductor Manufacturing Co Ltd (ADR)			37,068,217
		TOTAL TAIWAN			37,068,217

UNITED KINGDOM - 11.8%
1,337,317		Ashtead Group plc			36,529,115
1,114,233		AstraZeneca plc			116,539,857
1,840,952		British American Tobacco plc			70,958,047
408,806		Linde plc (Xetra)			75,385,219
110,107,412		Lloyds TSB Group plc			44,550,340
734,946		Reckitt Benckiser Group plc			61,220,816
25,723,905		Tesco plc			76,086,599
		TOTAL UNITED KINGDOM			481,269,993

UNITED STATES - 3.1%
1,134,651		Las Vegas Sands Corp			54,485,941
845,891		Wynn Resorts Ltd			72,349,057
		TOTAL UNITED STATES			126,834,998

		TOTAL COMMON STOCKS			4,004,843,458
		(Cost $4,426,857,400)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.6%

GOVERNMENT AGENCY DEBT - 1.6%
$46,100,000		Federal Home Loan Bank (FHLB)	0.560%	05/06/20	46,099,424
5,000,000		FHLB	0.070	06/01/20	4,999,570
3,000,000		FHLB	0.120	06/23/20	2,999,558
11,000,000		FHLB	0.070-0.080	06/24/20	10,998,350
		TOTAL GOVERNMENT AGENCY DEBT			65,096,902

REPURCHASE AGREEMENT - 0.0%
1,570,000		Fixed Income Clearing Corp	0.020	05/01/20	1,570,000
		TOTAL REPURCHASE AGREEMENT			1,570,000
92

TIAA-CREF FUNDS – International Equity Fund

VALUE

TOTAL SHORT-TERM INVESTMENTS	$66,666,902
(Cost $66,664,339)
TOTAL INVESTMENTS - 99.5%	4,071,510,360
(Cost $4,493,521,739)
OTHER ASSETS & LIABILITIES, NET - 0.5%	20,951,647
NET ASSETS - 100.0%	$4,092,462,007

Abbreviation(s):
ADR	American Depositary Receipt

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2020, the aggregate value of these securities is $84,607,834 or 2.1% of net assets.
93

TIAA-CREF FUNDS – International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2020

		% OF
SECTOR	VALUE	NET ASSETS
HEALTH CARE	$694,197,579	17.0%
CONSUMER DISCRETIONARY	615,250,676	15.0
INDUSTRIALS	567,534,295	13.9
FINANCIALS	547,397,361	13.4
INFORMATION TECHNOLOGY	467,743,679	11.4
CONSUMER STAPLES	407,457,053	10.0
MATERIALS	326,426,787	8.0
COMMUNICATION SERVICES	173,899,913	4.2
UTILITIES	140,671,350	3.4
REAL ESTATE	52,980,139	1.3
ENERGY	11,284,626	0.3
SHORT-TERM INVESTMENTS	66,666,902	1.6
OTHER ASSETS & LIABILITIES, NET	20,951,647	0.5

NET ASSETS	$4,092,462,007	100.0%
94

TIAA-CREF FUNDS – International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.2%

AUSTRALIA - 4.7%
1,132,096	*,e	Afterpay Touch Group Ltd	$22,512,467
119,100		CSL Ltd	23,739,876
1,704,800		IDP Education Ltd	16,160,119
1,529,800	*	NEXTDC Ltd	8,730,223
3,827,000	*,e	Zip Co Ltd	5,789,155
		TOTAL AUSTRALIA	76,931,840

BRAZIL - 6.5%
302,369	*	Arco Platform Ltd	15,184,971
1,359,300		Banco Inter SA	6,879,114
2,502,400		Localiza Rent A Car	15,733,474
1,987,800		Magazine Luiza S.A.	18,167,612
708,257	*,e	Pagseguro Digital Ltd	17,940,150
626,400	*,e	StoneCo Ltd	16,524,432
683,500	*	XP, Inc	17,196,860
		TOTAL BRAZIL	107,626,613

CANADA - 6.3%
968,932		Alimentation Couche Tard, Inc	27,036,401
861,495		Dollarama, Inc	27,021,712
720,200	*,e	Lightspeed POS, Inc	13,643,934
293,200		Nutrien Ltd	10,470,902
42,001	*	Shopify, Inc (Class A)	26,637,195
		TOTAL CANADA	104,810,144

CHINA - 9.1%
1,639,023		Anhui Kouzi Distillery Co Ltd	9,508,417
14,247,400	*,†	China Animal Healthcare Ltd	18,378
305,200	*	GDS Holdings Ltd (ADR)	17,494,064
14,818,908		Haitong Securities Co Ltd	13,415,857
397,400		Silergy Corp	15,788,042
1,204,600	e	Sunny Optical Technology Group Co Ltd	16,774,677
837,000		Tencent Holdings Ltd	44,000,615
9,623,034	g	Topsports International Holdings Ltd	12,165,075
436,400		Yum China Holdings, Inc	21,147,944
		TOTAL CHINA	150,313,069

DENMARK - 3.1%
146,100		Carlsberg AS (Class B)	18,430,946
510,300		Novo Nordisk AS	32,552,040
		TOTAL DENMARK	50,982,986
95

TIAA-CREF FUNDS – International Opportunities Fund

SHARES		COMPANY	VALUE

FRANCE - 4.9%
171,602		Essilor International S.A.	$21,317,161
83,512		L’Oreal S.A.	24,280,371
154,139		Teleperformance	34,528,509
		TOTAL FRANCE	80,126,041

GERMANY - 6.4%
309,000		Bayer AG.	20,322,731
81,100		Bechtle AG.	11,728,479
161,482		Beiersdorf AG.	16,895,602
134,400		Deutsche Boerse AG.	20,837,165
523,900	*	HelloFresh SE	18,673,480
412,193	*	TeamViewer AG.	17,887,380
		TOTAL GERMANY	106,344,837

HONG KONG - 1.2%
1,258,300		Melco Crown Entertainment Ltd (ADR)	19,906,306
		TOTAL HONG KONG	19,906,306

INDONESIA - 0.9%
85,976,300		Bank Rakyat Indonesia	15,638,003
		TOTAL INDONESIA	15,638,003

IRELAND - 3.5%
491,610		CRH plc	14,914,754
50,400	*,e	Flutter Entertainment plc	6,197,810
904,286		Keywords Studios plc	18,115,954
587,889		Smurfit Kappa Group plc	18,416,351
		TOTAL IRELAND	57,644,869

ITALY - 4.3%
872,800		Amplifon S.p.A.	19,979,507
2,002,700		Davide Campari-Milano S.p.A	15,565,697
119,600		Ferrari NV	18,692,918
451,089		Moncler S.p.A	16,964,052
		TOTAL ITALY	71,202,174

JAPAN - 14.5%
200,400	*,e	Amazia, Inc	8,401,253
639,100	e	Benefit One, Inc	11,220,004
255,200		Eisai Co Ltd	17,815,756
199,500		GMO Payment Gateway, Inc	17,785,287
2,302,400		Infomart Corp	15,897,277
233,000		IR Japan Holdings Ltd	13,943,478
749,300	e	Japan Elevator Service Holdings Co Ltd	19,056,600
517,200	e	Kamakura Shinsho Ltd	5,156,182
786,100		MonotaRO Co Ltd	25,258,489
354,000		Paltac Corp	18,487,292
462,302		Seria Co Ltd	15,024,974
275,799	*,e	SHIFT, Inc	23,044,784
808,400		SMS Co Ltd	17,620,148
276,400		TechnoPro Holdings, Inc	15,745,365
248,800	e	Workman Co Ltd	15,742,882
		TOTAL JAPAN	240,199,771
96

TIAA-CREF FUNDS – International Opportunities Fund

SHARES		COMPANY	VALUE

NETHERLANDS - 5.2%
23,093	*,g	Adyen NV	$22,806,177
107,047		ASML Holding NV	31,266,852
1,922,500		ING Groep NV	10,771,355
205,341	*,g	Just Eat Takeaway	20,917,747
		TOTAL NETHERLANDS	85,762,131

NORWAY - 1.7%
815,986		Aker BP ASA	13,396,437
1,066,955	*	Equinor ASA	14,773,926
		TOTAL NORWAY	28,170,363

PHILIPPINES - 1.2%
5,703,054		Banco de Oro Universal Bank	11,221,710
6,009,020		Robinsons Retail Holdings, Inc	7,935,786
		TOTAL PHILIPPINES	19,157,496

PORTUGAL - 1.2%
1,204,396		Jeronimo Martins SGPS S.A.	20,418,751
		TOTAL PORTUGAL	20,418,751

SPAIN - 0.8%
279,399		Amadeus IT Holding S.A.	13,336,399
142,139	*,†,e	Let’s GOWEX S.A.	1,558
		TOTAL SPAIN	13,337,957

SWEDEN - 3.7%
416,726	e	Boliden AB	8,400,112
370,835		Hexagon AB (B Shares)	18,197,593
652,000	e	Intrum Justitia AB	9,938,649
396,800		Swedish Match AB	24,520,828
		TOTAL SWEDEN	61,057,182

SWITZERLAND - 5.4%
329,787	*	Alcon, Inc	17,405,171
71,067		Lonza Group AG.	31,032,512
115,900		Roche Holding AG.	40,135,862
		TOTAL SWITZERLAND	88,573,545

TAIWAN - 2.3%
1,197,540		Dadi Early-Childhood Education Group Ltd	7,652,493
670,700		Globalwafers Co Ltd	8,536,019
2,700,349		Hota Industrial Manufacturing Co Ltd	8,484,956
1,279,000	*	Taiwan Semiconductor Manufacturing Co Ltd	12,902,291
		TOTAL TAIWAN	37,575,759

UNITED KINGDOM - 8.8%
1,164,480		Ashtead Group plc	31,808,033
2,404,119		Beazley plc	11,887,263
5,921,288	*	boohoo.com plc	24,060,700
507,700		Dechra Pharmaceuticals plc	17,672,095
2,207,886		Electrocomponents plc	16,038,120
447,623		Fevertree Drinks plc	9,769,914
97

TIAA-CREF FUNDS – International Opportunities Fund

SHARES		COMPANY			VALUE

130,185		Linde plc (Xetra)			$24,006,558
6,603,400		Tritax Big Box REIT plc			10,022,744
		TOTAL UNITED KINGDOM			145,265,427

UNITED STATES - 1.5%
112,300	*	Lululemon Athletica, Inc			25,096,804
		TOTAL UNITED STATES			25,096,804

		TOTAL COMMON STOCKS			1,606,142,068
		(Cost $1,275,701,553)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 6.5%

GOVERNMENT AGENCY DEBT - 1.3%
$7,628,000		Federal Home Loan Bank (FHLB)	0.060%	05/04/20	7,627,943
15,000,000		FHLB	0.130	07/06/20	14,996,700
		TOTAL GOVERNMENT AGENCY DEBT			22,624,643

TREASURY DEBT - 0.8%
13,000,000		United States Treasury Bill	0.040-0.055	05/12/20	12,999,757
		TOTAL TREASURY DEBT			12,999,757

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 4.4%
72,614,706	c	State Street Navigator Securities Lending Government Money Market Portfolio			72,614,706
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			72,614,706

		TOTAL SHORT-TERM INVESTMENTS			108,239,106
		(Cost $108,238,920)
		TOTAL INVESTMENTS - 103.7%			1,714,381,174
		(Cost $1,383,940,473)
		OTHER ASSETS & LIABILITIES, NET - (3.7)%			(61,210,117)
		NET ASSETS - 100.0%			$1,653,171,057

Abbreviation(s):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $127,812,258.
98

TIAA-CREF FUNDS – International Opportunities Fund

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2020, the aggregate value of these securities is $55,888,999 or 3.4% of net assets.
99

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2020

		% OF
SECTOR	VALUE	NET ASSETS
INFORMATION TECHNOLOGY	$383,587,796	23.3%
CONSUMER DISCRETIONARY	347,067,010	21.0
HEALTH CARE	220,673,926	13.3
INDUSTRIALS	194,852,749	11.8
CONSUMER STAPLES	174,362,713	10.5
FINANCIALS	113,636,483	6.9
MATERIALS	76,208,676	4.6
COMMUNICATION SERVICES	57,559,608	3.5
ENERGY	28,170,363	1.7
REAL ESTATE	10,022,744	0.6
SHORT-TERM INVESTMENTS	108,239,106	6.5
OTHER ASSETS & LIABILITIES, NET	(61,210,117)	(3.7)

NET ASSETS	$1,653,171,057	100.0%
100

TIAA-CREF FUNDS – Quant International Equity Fund

TIAA-CREF FUNDS

QUANT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.6%

AUSTRALIA - 6.6%
485,244		AGL Energy Ltd	$5,325,556
112,334		Aristocrat Leisure Ltd	1,842,254
104,891		Australian Stock Exchange Ltd	5,530,428
453,685		BHP Billiton Ltd	9,261,662
45,446		Challenger Financial Services Group Ltd	144,738
75,007		Commonwealth Bank of Australia	3,030,019
135,296		Computershare Ltd	1,064,465
66,151		CSL Ltd	13,185,697
150,000	†	Flight Centre Travel Group Ltd	1,063,043
721,666		Fortescue Metals Group Ltd	5,515,150
635,683		Goodman Group	5,414,261
230,028		Lend Lease Corp Ltd	1,832,365
182,530		Macquarie Group Ltd	12,091,333
4,867,303		Mirvac Group	7,072,647
122,062		Newcrest Mining Ltd	2,204,540
138,279		Orica Ltd	1,602,473
108,759		Origin Energy Ltd	391,173
959,640		QR National Ltd	2,915,244
72,780		Ramsay Health Care Ltd	2,955,709
205,188		Rio Tinto plc	9,524,542
1,423,086		Santos Ltd	4,525,124
475,000		Scentre Group	713,567
1,193,781		Stockland Trust Group	2,216,739
40,342		TPG Telecom Ltd	192,500
271,566		Wesfarmers Ltd	6,596,187
317,995		Woolworths Ltd	7,359,014
		TOTAL AUSTRALIA	113,570,430

AUSTRIA - 0.4%
77,175		Erste Bank der Oesterreichischen Sparkassen AG.	1,672,601
177,558		OMV AG.	5,797,591
		TOTAL AUSTRIA	7,470,192

BELGIUM - 1.2%
223,663		Ageas	8,061,737
130,087		Telenet Group Holding NV	5,433,334
71,962		UCB S.A.	6,594,519
		TOTAL BELGIUM	20,089,590

DENMARK - 2.4%
3,757		AP Moller - Maersk AS (Class A)	3,481,221
106,969		Carlsberg AS (Class B)	13,494,455
356,903		Novo Nordisk AS	22,766,845
6,777		Vestas Wind Systems AS	581,962
		TOTAL DENMARK	40,324,483
101

TIAA-CREF FUNDS – Quant International Equity Fund

SHARES		COMPANY	VALUE

FINLAND - 1.2%
5,271		Elisa Oyj (Series A)	$320,309
154,113		Kone Oyj (Class B)	9,332,171
123,744		Neste Oil Oyj	4,370,083
240,395		UPM-Kymmene Oyj	6,592,872
		TOTAL FINLAND	20,615,435

FRANCE - 9.7%
65,664		Air Liquide	8,342,888
567,176		AXA S.A.	10,082,400
341,662		Bollore	905,480
374,248		Bouygues S.A.	11,514,925
119,825		Cap Gemini S.A.	11,264,839
21,403		Dassault Systemes S.A.	3,134,903
140,195		Edenred	5,647,490
238,635		Faurecia	8,550,633
20,541		Fonciere Des Regions	1,290,002
41,845		Gecina S.A.	5,490,522
18,341		Hermes International	13,408,554
28,458		Iliad S.A.	4,237,988
31,447		Klepierre	638,402
13,497		Legrand S.A.	904,874
24,493		L’Oreal S.A.	7,121,122
30,644		LVMH Moet Hennessy Louis Vuitton S.A.	11,846,742
31,934		Michelin (C.G.D.E.) (Class B)	3,085,496
722,312	e	Peugeot S.A.	10,239,233
49,122		Publicis Groupe S.A.	1,450,030
84,575		Sanofi-Aventis	8,260,756
175,036		Schneider Electric S.A.	16,175,486
6,000		SCOR SE	169,048
376,035	*	Total S.A.	13,346,374
79,205		Valeo S.A.	1,815,607
91,495		Vinci S.A.	7,495,447
		TOTAL FRANCE	166,419,241

GERMANY - 8.0%
31,083		Adidas-Salomon AG.	7,115,905
117,887		Allianz AG.	21,694,892
43,000		BASF SE	2,200,588
165,494		Bayer AG.	10,884,434
98,753		Deutsche Post AG.	2,933,673
38,954		Deutsche Telekom AG.	569,492
82,919		Deutsche Wohnen AG.	3,360,554
123,164		Evonik Industries AG.	3,029,887
11,226		Hannover Rueckversicherung AG.	1,788,689
85,524		HeidelbergCement AG.	4,054,789
97,934		KION Group AG.	4,857,742
145,091		Lanxess AG.	7,139,260
77,109		Merck KGaA	8,949,145
62,380		MTU Aero Engines Holding AG.	8,494,623
58,424		Muenchener Rueckver AG.	12,796,273
3,588		Puma AG. Rudolf Dassler Sport	225,382
102

TIAA-CREF FUNDS – Quant International Equity Fund

SHARES		COMPANY	VALUE

76,662		RWE AG.	$2,205,388
75,972		SAP AG.	9,048,809
4,553		Sartorius AG.	1,279,125
26,091		Siemens AG.	2,407,758
49,493	g	Siemens Healthineers AG.	2,178,873
131,546		United Internet AG.	4,526,305
83,141		Volkswagen AG.	12,291,879
29,216		Wirecard AG.	2,891,143
		TOTAL GERMANY	136,924,608

HONG KONG - 3.3%
1,855,975		AIA Group Ltd	17,033,705
297,000		BOC Hong Kong Holdings Ltd	911,532
847,500		CK Asset Holdings Ltd	5,355,133
96,500		CK Infrastructure Holdings Ltd	573,211
267,800		Dairy Farm International Holdings Ltd	1,283,357
253,400		Hang Seng Bank Ltd	4,431,978
2,638,000		HKT Trust and HKT Ltd	4,256,993
2,409,000		Hong Kong & China Gas Ltd	4,317,408
172,604		Hong Kong Exchanges and Clearing Ltd	5,534,053
74,100		Jardine Matheson Holdings Ltd	3,245,664
198,100		Jardine Strategic Holdings Ltd	4,258,536
29,900		Melco Crown Entertainment Ltd (ADR)	473,018
2,170,000		New World Development Co Ltd	2,563,732
2,887,000	g	WH Group Ltd	2,753,483
		TOTAL HONG KONG	56,991,803

IRELAND - 0.7%
34,040	*	AerCap Holdings NV	957,205
2,000,000		AIB Group plc	2,767,636
89,491		CRH plc	2,715,031
27,218		Kerry Group plc (Class A)	3,122,869
62,717		Smurfit Kappa Group plc	1,964,688
		TOTAL IRELAND	11,527,429

ISRAEL - 1.0%
93,511	*	Check Point Software Technologies	9,887,853
1,258,178		Israel Discount Bank Ltd	4,081,921
164,518		Mizrahi Tefahot Bank Ltd	3,369,512
		TOTAL ISRAEL	17,339,286

ITALY - 2.3%
900,225		Assicurazioni Generali S.p.A.	12,843,179
1,867,559		Enel S.p.A.	12,756,256
30,874		Ferrari NV	4,825,461
1,816,371		Intesa Sanpaolo S.p.A.	2,836,270
1,300,646		Snam Rete Gas S.p.A.	5,834,553
1,839,134		Telecom Italia RSP	733,500
		TOTAL ITALY	39,829,219

JAPAN - 25.4%
5,800		Advantest Corp	281,424
201,900		Air Water, Inc	2,721,957
103

TIAA-CREF FUNDS – Quant International Equity Fund

SHARES		COMPANY	VALUE

72,800		Alfresa Holdings Corp	$1,451,731
160,000		Amada Co Ltd	1,446,246
631,900		Astellas Pharma, Inc	10,451,087
12,800		Bank of Kyoto Ltd	438,123
52,700		Bridgestone Corp	1,640,409
51,200		Central Japan Railway Co	8,056,548
238,700		Chubu Electric Power Co, Inc	3,228,173
77,900	*	Chugai Pharmaceutical Co Ltd	9,285,812
121,000		Chugoku Electric Power Co, Inc	1,628,062
814,200		Dai-ichi Mutual Life Insurance Co	10,203,734
49,900		Daiichi Sankyo Co Ltd	3,430,188
64,500		Daikin Industries Ltd	8,277,343
284,200		Daiwa House Industry Co Ltd	7,201,720
16,000		Disco Corp	3,573,026
254,600		Don Quijote Co Ltd	4,932,541
33,900		Eisai Co Ltd	2,366,591
175,400		FamilyMart Co Ltd	2,974,368
45,500		Fuji Electric Holdings Co Ltd	1,085,283
62,600		Fujifilm Holdings Corp	2,981,797
108,300		Fujitsu Ltd	10,521,169
71,100		Fukuoka Financial Group, Inc	1,015,774
6,000		GMO Payment Gateway, Inc	534,896
37,300		Hankyu Hanshin Holdings, Inc	1,276,139
22,400		Hikari Tsushin, Inc	4,335,074
48,600		Honda Motor Co Ltd	1,180,210
83,000		Hulic Co Ltd	820,866
414,200		Inpex Holdings, Inc	2,673,699
14,700		Isuzu Motors Ltd	111,713
602,600		Itochu Corp	11,814,038
108,500		Japan Post Holdings Co Ltd	867,879
632,900		Japan Tobacco, Inc	11,786,531
64,900		Kajima Corp	674,361
54,200		Kansai Electric Power Co, Inc	555,396
81,100		Kao Corp	6,254,131
514,200		KDDI Corp	14,893,427
15,000		Keyence Corp	5,355,181
52,600	*	Koito Manufacturing Co Ltd	1,981,324
32,700		Komatsu Ltd	618,714
421,700		Kubota Corp	5,236,964
149,800		Kurita Water Industries Ltd	4,179,251
8,400		Lion Corp	176,587
168,700		LIXIL Group Corp	2,023,678
122,500		M3, Inc	4,421,512
55,300	*	Makita Corp	1,800,701
277,000		Mediceo Paltac Holdings Co Ltd	5,343,646
19,900		MEIJI Holdings Co Ltd	1,382,130
23,800	*	Mercari, Inc	600,981
118,000		Mitsubishi Electric Corp	1,451,948
35,600		Mitsubishi Heavy Industries Ltd	912,913
248,400		Mitsubishi UFJ Financial Group, Inc	1,003,536
286,300		Mitsubishi UFJ Lease & Finance Co Ltd	1,367,093
200,200		Mitsui & Co Ltd	2,794,460
262,600		Mitsui Fudosan Co Ltd	4,828,411
364,300		Mitsui Sumitomo Insurance Group Holdings, Inc	10,495,513
104

TIAA-CREF FUNDS – Quant International Equity Fund

SHARES		COMPANY	VALUE

29,700		MonotaRO Co Ltd	$954,302
143,100		Murata Manufacturing Co Ltd	8,063,250
36,100		Namco Bandai Holdings, Inc	1,803,788
60,100	*	Nexon Co Ltd	970,373
10,400		Nintendo Co Ltd	4,294,409
4,300		Nippon Express Co Ltd	210,021
93,200		Nippon Meat Packers, Inc	3,308,227
443,300		Nippon Yusen Kabushiki Kaisha	5,835,386
13,500		Nissan Chemical Industries Ltd	517,977
43,800		Nisshin Seifun Group, Inc	680,568
17,600		Nitori Co Ltd	2,697,652
57,100		Nitto Denko Corp	2,852,341
1,528,600		Nomura Holdings, Inc	6,343,102
104,000		Nomura Real Estate Holdings, Inc	1,691,066
139,900		NTT Data Corp	1,427,563
48,900		NTT DoCoMo, Inc	1,441,143
209,800		Obayashi Corp	1,833,777
17,200		Obic Co Ltd	2,581,058
133,800		OJI Paper Co Ltd	679,368
65,500		Olympus Corp	1,039,280
19,600		Oriental Land Co Ltd	2,478,326
135,200		Osaka Gas Co Ltd	2,517,667
59,700		Osaka Securities Exchange Co Ltd	1,110,446
125,500		Otsuka Corp	5,682,347
107,300		Panasonic Corp	817,946
180,000	*	Rakuten, Inc	1,526,262
184,300		Recruit Holdings Co Ltd	5,376,249
6,100		Rinnai Corp	462,048
22,200		Secom Co Ltd	1,847,467
277,000		Seibu Holdings, Inc	3,323,212
192,800		Sekisui Chemical Co Ltd	2,443,566
121,900		Sekisui House Ltd	2,091,159
83,000		Seven & I Holdings Co Ltd	2,748,715
40,700		SG Holdings Co Ltd	1,132,398
298,900	e	Sharp Corp	3,290,314
100,000		Shin-Etsu Chemical Co Ltd	11,030,199
56,500		Shionogi & Co Ltd	3,120,355
19,400		Shiseido Co Ltd	1,140,588
737,500		Softbank Corp	10,043,257
258,500		Softbank Group Corp	11,079,982
271,300		Sony Corp	17,459,260
273,900		Sony Financial Holdings, Inc	5,192,225
72,600		Sumitomo Realty & Development Co Ltd	1,944,412
80,600		Sundrug Co Ltd	2,759,620
9,300		Suntory Beverage & Food Ltd	350,222
119,400		Suzuken Co Ltd	4,601,488
493,800		T&D Holdings, Inc	4,268,289
12,000		Taisei Corp	374,065
172,800		Taiyo Nippon Sanso Corp	2,680,254
121,100		Takeda Pharmaceutical Co Ltd	4,367,041
78,000		TDK Corp	6,724,189
21,000		Tokyo Electron Ltd	4,472,598
526,700		Toppan Printing Co Ltd	7,824,186
13,400		Toyo Suisan Kaisha Ltd	644,364
105

TIAA-CREF FUNDS – Quant International Equity Fund

SHARES		COMPANY	VALUE

416,576		Toyota Motor Corp	$25,755,587
251,600		Toyota Tsusho Corp	5,989,136
5,800		Tsuruha Holdings, Inc	777,682
37,800		Uni-Charm Corp	1,393,062
104,200		Yahoo! Japan Corp	402,142
435,800		Yamada Denki Co Ltd	2,066,629
37,400		Yokohama Rubber Co Ltd	475,687
		TOTAL JAPAN	435,955,301

LUXEMBOURG - 0.3%
471,993		ArcelorMittal	5,155,665
1,122	e	Eurofins Scientific	620,657
		TOTAL LUXEMBOURG	5,776,322

NETHERLANDS - 4.8%
493	*,g	Adyen NV	486,877
832,718	*	Altice NV (Class A)	3,322,294
99,222		ASML Holding NV	28,981,285
489,478		Koninklijke Ahold Delhaize NV	11,884,690
36,833	e	Koninklijke Vopak NV	2,123,924
17,986	*	Prosus NV	1,363,534
487,403		Royal Dutch Shell plc (A Shares)	8,024,723
974,039		Royal Dutch Shell plc (B Shares)	15,593,036
152,671	e	Wolters Kluwer NV	11,229,475
		TOTAL NETHERLANDS	83,009,838

NEW ZEALAND - 0.2%
112,851		Fisher & Paykel Healthcare Corp	1,885,372
21,694		Ryman Healthcare Ltd	158,254
717,624		Telecom Corp of New Zealand Ltd	1,942,115
		TOTAL NEW ZEALAND	3,985,741

NORWAY - 0.2%
87,907		Yara International ASA	2,985,712
		TOTAL NORWAY	2,985,712

SINGAPORE - 1.3%
338,800		CapitaLand Ltd	718,854
454,200		DBS Group Holdings Ltd	6,394,730
907,500		Genting Singapore Ltd	503,543
85,500		Jardine Cycle & Carriage Ltd	1,215,631
1,208,200		Oversea-Chinese Banking Corp	7,708,691
739,400		Singapore Exchange Ltd	5,042,043
71,500		Venture Corp Ltd	799,061
		TOTAL SINGAPORE	22,382,553

SOUTH AFRICA - 0.5%
524,861		Anglo American plc	9,334,679
		TOTAL SOUTH AFRICA	9,334,679

SPAIN - 2.2%
220,430		ACS Actividades de Construccion y Servicios S.A.	5,512,164
78,044	g	Aena S.A.	9,879,224
106

TIAA-CREF FUNDS – Quant International Equity Fund

SHARES		COMPANY	VALUE

549,577		Banco Bilbao Vizcaya Argentaria S.A.	$1,796,445
63,716		Enagas	1,487,241
289,328		Endesa S.A.	6,417,344
1,003,564		Iberdrola S.A.	9,983,229
143,855		Red Electrica Corp S.A.	2,532,117
		TOTAL SPAIN	37,607,764

SWEDEN - 2.2%
29,000		Atlas Copco AB (A Shares)	999,469
260,612		Atlas Copco AB (B Shares)	8,061,212
134,042		Essity AB	4,342,070
300,398	e	Hennes & Mauritz AB (B Shares)	4,106,317
51,002		ICA Gruppen AB	2,231,612
28,581		Industrivarden AB	584,853
135,707		Investor AB (B Shares)	6,744,389
16,959	e	Lundbergs AB (B Shares)	712,058
19,721		SKF AB (B Shares)	311,269
158,196		Swedish Match AB	9,775,950
		TOTAL SWEDEN	37,869,199

SWITZERLAND - 10.4%
977		Givaudan S.A.	3,276,158
208,573		Holcim Ltd	8,662,654
1,360		Lindt & Spruengli AG.	10,594,387
353,184		Nestle S.A.	37,405,724
426,126		Novartis AG.	36,364,934
131,052		Roche Holding AG.	45,382,960
32,319		Swiss Life Holding	11,461,066
21,574	e	Swisscom AG.	11,209,675
46,988		Zurich Insurance Group AG	14,897,749
		TOTAL SWITZERLAND	179,255,307

UNITED KINGDOM - 13.4%
466,172		3i Group plc	4,579,609
117,274		Admiral Group plc	3,422,122
222,512		AstraZeneca plc (ADR)	11,632,927
151,490	g	Auto Trader Group plc	872,053
1,250,540		BAE Systems plc	7,976,484
1,882,253		Barclays plc	2,513,371
181,146		Berkeley Group Holdings plc	9,508,906
206,593	e	BP plc (ADR)	4,916,913
544,617		British American Tobacco plc	20,991,834
30,000		British Land Co plc	153,037
1,912,231		BT Group plc	2,787,117
1,043,840		CK Hutchison Holdings Ltd	7,737,120
158,541		Compass Group plc	2,667,834
31,000		Croda International plc	1,900,910
330,222		Diageo plc	11,369,493
95,085		Experian Group Ltd	2,855,437
376,690		Fiat DaimlerChrysler Automobiles NV	3,267,385
1,164,454		GlaxoSmithKline plc	24,293,529
130,415		Halma plc	3,428,660
84,041		Hargreaves Lansdown plc	1,520,677
1,544,495		HSBC Holdings plc	7,938,638
107

TIAA-CREF FUNDS – Quant International Equity Fund

SHARES		COMPANY	VALUE

710,668		J Sainsbury plc	$1,768,706
4,813,977		Legal & General Group plc	12,376,731
70,547		London Stock Exchange Group plc	6,602,974
2,017,151		M&G plc	3,344,084
53,073		Next plc	3,159,892
50,657	*	Ocado Ltd	1,023,154
55,309		Reckitt Benckiser Group plc	4,607,226
566,236		RELX plc	12,775,299
250,235		Rolls-Royce Group plc	1,035,710
302,594		Segro plc	3,171,646
349,231		Severn Trent plc	10,479,558
221,411		Standard Chartered plc	1,131,340
218,028		Taylor Wimpey plc	402,663
2,936,050		Tesco plc	8,684,298
270,226		Unilever NV	13,457,059
51,626		Unilever plc	2,658,335
503,900		Vodafone Group plc (ADR)	7,125,146
		TOTAL UNITED KINGDOM	230,137,877

UNITED STATES - 0.9%
45,249		Ferguson plc	3,262,554
190,000		iShares MSCI EAFE Index Fund	10,748,300
44,172		James Hardie Industries NV	634,115
		TOTAL UNITED STATES	14,644,969

		TOTAL COMMON STOCKS	1,694,046,978
		(Cost $1,764,238,793)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.5%

GOVERNMENT AGENCY DEBT - 0.6%
$9,175,000		Federal Farm Credit Bank (FFCB)	0.010%	05/01/20	9,175,000
		TOTAL GOVERNMENT AGENCY DEBT			9,175,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.9%
16,010,492	c	State Street Navigator Securities Lending Government Money Market Portfolio			16,010,492
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			16,010,492

		TOTAL SHORT-TERM INVESTMENTS			25,185,492
		(Cost $25,185,492)
		TOTAL INVESTMENTS - 100.1%			1,719,232,470
		(Cost $1,789,424,285)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(983,371)
		NET ASSETS - 100.0%			$1,718,249,099
108

TIAA-CREF FUNDS – Quant International Equity Fund

Abbreviation(s):
ADR American Depositary Receipt

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $30,592,747.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2020, the aggregate value of these securities is $16,170,510 or 0.9% of net assets.
109

TIAA-CREF FUNDS – Quant International Equity Fund

TIAA-CREF FUNDS

QUANT INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2020

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$282,697,530	16.3%
HEALTH CARE	247,272,466	14.4
INDUSTRIALS	238,446,214	13.9
CONSUMER STAPLES	211,282,477	12.3
CONSUMER DISCRETIONARY	188,748,728	11.0
INFORMATION TECHNOLOGY	128,833,882	7.5
MATERIALS	116,580,358	6.8
COMMUNICATION SERVICES	92,103,585	5.4
UTILITIES	69,841,161	4.1
ENERGY	61,762,641	3.6
REAL ESTATE	56,477,936	3.3
SHORT-TERM INVESTMENTS	25,185,492	1.5
OTHER ASSETS & LIABILITIES, NET	(983,371)	(0.1)

NET ASSETS	$1,718,249,099	100.0%
110

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

TIAA-CREF FUNDS
QUANT INTERNATIONAL SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
April 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.4%

AUSTRALIA - 5.3%
63,000		Altium Ltd	$1,382,935
448,000		Ansell Ltd	8,262,101
57,000		Appen Ltd	941,836
815,000		Austal Ltd	1,768,677
887,000		Australian Pharmaceutical Industries Ltd	672,388
779,000		Bunnings Warehouse Property Trust	1,780,226
192,566		BWX Ltd	448,931
554,000	g	Coronado Global Resources, Inc (ADR)	424,687
338,000		Futuris Corp Ltd	1,895,121
561,000		GDI Property Group	379,240
402,008		Genworth Mortgage Insurance Australia Ltd	555,759
827,000		Independence Group NL	2,508,848
492,000		Ingenia Communities Group	1,178,965
141,000	e	JB Hi-Fi Ltd	3,187,643
3,357,000	*	Mayne Pharma Group Ltd	896,522
2,395,000	e	Metcash Ltd	3,862,998
275,000		Mineral Resources Ltd	2,963,906
240,000		nib holdings Ltd	766,974
385,000		Northern Star Resources Ltd	3,108,903
2,155,000		Perenti Global Ltd	1,267,105
1,359,000	*	Perseus Mining Ltd	821,291
298,000	e	Pinnacle Investment Management Group Ltd	758,986
110,000		Select Harvests Ltd	517,061
174,000	e	Seven Network Ltd	1,711,025
1,254,000		Sigma Healthcare Ltd	492,255
752,000		St Barbara Ltd	1,237,752
531,000	e	Super Cheap Auto Group Ltd	2,166,357
		TOTAL AUSTRALIA	45,958,492

AUSTRIA - 0.6%
20,000		Schoeller-Bleckmann Oilfield Equipment AG.	590,923
77,000		Telekom Austria AG.	541,722
50,000		Wiener Staedtische Allgemeine Versicherung AG.	999,412
159,000		Wienerberger AG.	2,977,959
		TOTAL AUSTRIA	5,110,016

BELGIUM - 1.3%
8,000		Aedifica S.A.	775,345
154,000	*	AGFA-Gevaert NV	610,043
23,000		Befimmo SCA Sicafi	1,026,663
332,000		Euronav NV	3,708,168
36,000		KBC Ancora	1,264,043
7,000		Melexis NV	425,762
37,000	*,e	Mithra Pharmaceuticals S.A.	923,507
63,000		Mobistar S.A.	1,047,982
111

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

32,000		Ontex Group NV	$583,524
20,000	*	Tessenderlo Chemie NV	558,457
20,000	*	Warehouses De Pauw CVA	548,671
		TOTAL BELGIUM	11,472,165

BRAZIL - 2.5%
251,000		Bradespar S.A.	1,378,263
951,000		Cia de Saneamento do Parana (Preference)	870,921
370,000		Cia Energetica de Sao Paulo (Class B)	1,916,034
617,000		Cia Paranaense de Energia	6,172,383
103,000		LOG Commercial Properties e Participacoes S.A.	433,373
161,000		Tegma Gestao Logistica	556,612
803,000		Transmissora Alianca de Energia Eletrica S.A.	4,060,851
1,282,000		Yamana Gold, Inc	6,041,826
		TOTAL BRAZIL	21,430,263

CANADA - 5.7%
212,000		Aecon Group, Inc	2,328,733
273,000	*,e	Aphria, Inc	968,871
154,000	e	Canaccord Financial, Inc	596,329
118,000		Canadian Western Bank	1,867,553
121,000		Cascades, Inc	1,210,913
59,000		Cogeco Communications, Inc	4,362,003
11,000		Cogeco, Inc	678,121
234,000		Corus Entertainment, Inc	532,907
984,000	e	Crescent Point Energy Corp	1,371,428
147,000		Enerflex Ltd	554,438
31,000	e	Exchange Income Corp	662,114
107,000	e	Extendicare, Inc	473,523
65,000		Granite REIT	2,969,934
840,000	*,e	HEXO Corp	416,394
502,000	e	HudBay Minerals, Inc	1,226,193
422,000	*	IAMGOLD Corp	1,476,447
73,000		Intertape Polymer Group, Inc	716,391
3,000		iShares S&P/TSX SmallCap Index ETF	25,367
609,000	*	Ivanhoe Mines Ltd	1,277,546
140,000		Killam Apartment REIT	1,682,675
179,000		Labrador Iron Ore Royalty Corp	2,538,496
90,000		Linamar Corp	2,162,147
120,000		Martinrea International, Inc	725,026
115,000		Northview Apartment REIT	2,908,150
140,000	*	Parex Resources, Inc	1,534,825
124,000	e	Rogers Sugar, Inc	416,911
197,900		Russel Metals, Inc	2,143,994
497,000	*	SEMAFO, Inc	1,249,686
30,000		SNC-Lavalin Group, Inc	553,253
192,600		TFI International, Inc	5,340,968
100,000		Timbercreek Financial Corp	565,394
113,000		Tourmaline Oil Corp	1,120,299
113,000		Transcontinental, Inc	1,023,693
264,000	e	Vermilion Energy, Inc	1,299,185
67,000	e	Westshore Terminals Investment Corp	718,158
		TOTAL CANADA	49,698,065
112

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

CHILE - 0.1%
30,652,000	*	Compania SudAmericana de Vapores S.A.	$734,268
		TOTAL CHILE	734,268

CHINA - 3.2%
1,527,000		Asia Cement China Holdings Corp	1,767,685
1,794,000		Beijing North Star Co	435,766
941,000		Central China Real Estate Ltd	479,651
1,157,000		China Harmony New Energy Auto Holding Ltd	597,694
490,000		China Meidong Auto Holdings Ltd	881,711
4,750,000		China Overseas Grand Oceans Group Ltd	2,974,938
745,000		China Shineway Pharmaceutical Group Ltd	552,153
3,407,000		China Suntien Green Energy Cor	793,491
4,514,000		Citic 1616 Holdings Ltd	1,670,339
946,000		Cofco International Ltd	311,734
1,390,000		Fufeng Group Ltd	476,404
3,128,000		Fushan International Energy Group Ltd	623,886
564,000		Jiayuan International Group Ltd	235,097
1,803,000		Jingrui Holdings Ltd	530,201
127,000	*,e	JinkoSolar Holding Co Ltd (ADR)	2,009,140
2,946,000		Lonking Holdings Ltd	998,158
1,883,000		Poly Hong Kong Investment Ltd	659,060
662,000		Road King Infrastructure	1,023,198
127,000	*	Sohu.com Ltd (ADR)	1,065,530
1,989,000		TCL Multimedia Technology Holdings Ltd	812,022
2,940,000		Tiangong International Co Ltd	935,697
2,626,000	e	Tianneng Power International Ltd	2,570,189
10,760,000		West China Cement Ltd	1,917,741
909,000	g	YiChang HEC ChangJiang Pharmaceutical Co Ltd	3,427,977
		TOTAL CHINA	27,749,462

COLOMBIA - 0.1%
68,000	*	Corp Financiera Colombiana S.A.	443,142
120,000	e	Frontera Energy Corp	385,359
		TOTAL COLOMBIA	828,501

DENMARK - 1.8%
115,000		Alm Brand AS	901,181
47,000		Ambu A.S.	1,472,146
38,000		GN Store Nord	1,734,181
21,000		PER Aarsleff A.S.	616,582
30,000		Ringkjoebing Landbobank A.S.	1,883,203
80,000		Royal Unibrew A.S.	6,189,299
111,000	g	Scandinavian Tobacco Group A.S.	1,275,597
30,000		Topdanmark AS	1,211,019
		TOTAL DENMARK	15,283,208

EGYPT - 0.0%
605,000		Telecom Egypt	414,473
		TOTAL EGYPT	414,473

113

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

FINLAND - 1.4%
384,000		Kesko Oyj (B Shares)	$6,256,934
40,000		Tokmanni Group Corp	486,590
234,000		Valmet Corp	5,351,360
		TOTAL FINLAND	12,094,884

FRANCE - 1.2%
22,000		Carbone Lorraine	485,450
167,000		Coface S.A.	982,239
168,000	g	Elior Participations S.C.A	1,109,601
110,000	*	Innate Pharma S.A.	774,024
37,000		Nexans S.A.	1,317,874
39,000		Nexity	1,196,276
31,000		Sechilienne-Sidec	1,026,716
18,000		Sopra Group S.A.	2,131,210
7,000	*	Virbac S.A.	1,380,362
		TOTAL FRANCE	10,403,752

GERMANY - 2.8%
127,000	*	ADVA AG. Optical Networking	830,769
280,000		Borussia Dortmund GmbH & Co KGaA	1,973,870
7,000		Cewe Color Holding AG.	728,546
61,000		CropEnergies AG.	481,529
74,000		DIC Asset AG.	980,735
4,000		Draegerwerk AG.	334,742
12,000		Eckert & Ziegler Strahlen- und Medizintechnik AG.	1,726,952
28,000	*	Evotec AG.	690,913
80,000		Grand City Properties S.A.	1,672,953
10,000		Hornbach Holding AG. & Co KGaA	570,878
15,000	g	JOST Werke AG.	406,834
21,000		LEG Immobilien AG.	2,410,903
455,000	*	Metro AG.	1,164,718
11,000	*	Morphosys AG.	1,154,027
8,000		Nemetschek AG.	503,319
41,000		Patrizia Immobilien AG.	915,505
15,000		Rheinmetall AG.	1,015,188
32,000	g	Scout24 AG.	2,092,330
862,000		Sirius Real Estate Ltd	764,749
31,000		Sixt AG. (Preference)	1,439,886
30,000		Stabilus S.A.	1,281,438
21,000		Wacker Chemie AG.	1,224,464
		TOTAL GERMANY	24,365,248

GREECE - 0.0%
100,000		Hellenic Exchanges S.A.	372,716
		TOTAL GREECE	372,716

HONG KONG - 1.2%
760,000		China Grand Pharmaceutical and Healthcare Holdings Ltd	504,754
862,000		Digital China Holdings Ltd	459,991
341,000		Johnson Electric Holdings Ltd	572,575
1,903,734		K Wah International Holdings Ltd	872,341
498,000		NetDragon Websoft, Inc	1,377,221
2,004,000		Pou Sheng International Holdings Ltd	409,380
4,000,000		Shun TAK Holdings Ltd	1,398,976
114

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

3,146,000	e	United Laboratories Ltd	$2,717,424
476,000		Vinda International Holdings Ltd	1,425,027
960,000		VST Holdings Ltd	441,701
		TOTAL HONG KONG	10,179,390

INDIA - 0.8%
329,000		Adani Enterprises Ltd	606,937
41,000		Apollo Hospitals Enterprise Ltd	754,505
48,000	g	AU Small Finance Bank Ltd	344,205
119,000		Crompton Greaves Consumer Electricals Ltd	349,691
95,000		Glenmark Pharmaceuticals Ltd	419,915
444,000	*	Indiabulls Real Estate Ltd	344,699
21,000		Ipca Laboratories Ltd	447,738
1,058,000	*	Jindal Steel & Power Ltd	1,304,027
29,001		Mphasis Ltd	281,821
1,164,000		Nagarjuna Construction Co	398,287
703,000		Power Finance Corp Ltd	887,571
59,000		Rajesh Exports Ltd	485,203
108,000		Torrent Power Ltd	474,104
		TOTAL INDIA	7,098,703

INDONESIA - 0.4%
16,139,000		PT Erajaya Swasembada Tbk	1,350,054
22,714,000		PT Media Nusantara Citra Tbk	1,385,195
10,531,000		PT Mitra Adiperkasa Tbk	460,052
		TOTAL INDONESIA	3,195,301

IRELAND - 0.1%
442,000		C&C Group plc	1,085,563
		TOTAL IRELAND	1,085,563

ISRAEL - 1.1%
88,000		Amot Investments Ltd	494,256
41,000		Ashtrom Group Ltd	609,232
2,700		Bayside Land Corp	1,608,726
8,000		Big Shopping Centers Ltd	639,985
6,000		Blue Square Real Estate Ltd	275,673
14,000		Elco Holdings Ltd	501,833
2,000		Electra Israel Ltd	917,375
26,000		First International Bank Of Israel Ltd	641,352
107,000		Gazit Globe Ltd	792,216
677,250	*	Industrial Buildings Corp	1,454,762
32,000	*	Nova Measuring Instruments Ltd	1,280,626
66,000		Shapir Engineering and Industry Ltd	462,697
		TOTAL ISRAEL	9,678,733

ITALY - 2.7%
120,000		ACEA S.p.A.	2,005,748
578,000		Actelios S.p.A.	2,840,880
343,000	*	Arnoldo Mondadori Editore S.p.A.	466,690
375,000	g	Banca Farmafactoring S.p.A	1,936,357
151,000		Buzzi Unicem S.p.A.	2,962,470
52,000		Buzzi Unicem S.p.A. RSP	543,414
115

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

135,000		Cerved Information Solutions S.p.A	$919,684
486,686		Cofide S.p.A.	216,267
64,000		Danieli & Co S.p.A. (RSP)	475,323
66,000		De'Longhi S.p.A.	1,192,899
409,000	e	Geox S.p.A.	326,993
1,250,000		Hera S.p.A.	4,627,173
765,000		Piaggio & C S.p.A.	1,753,863
322,000	*	Saipem S.p.A	826,465
21,000		Sesa S.p.A	1,119,615
36,000	e	Tod's S.p.A.	1,102,366
		TOTAL ITALY	23,316,207

JAPAN - 22.5%
34,000		Altech Corp	519,206
29,000	e	Amuse, Inc	602,910
30,000		Arata Corp	1,239,009
119,000		Asahi Holdings, Inc	2,688,924
65,000		BayCurrent Consulting, Inc	3,683,459
168,000		Bunka Shutter Co Ltd	1,226,495
995,000	*,e	Chiyoda Corp	2,240,758
60,000		Cocokara Fine Holdings, Inc	2,829,671
44,000		Computer Engineering & Consulting Ltd	673,133
2,000		Cosmos Pharmaceutical Corp	535,379
194,000		Cybozu, Inc	3,756,654
14,129		Daiichi Jitsugyo Co Ltd	477,696
90,000	e	Daio Paper Corp	1,228,039
110,800		Daiwabo Co Ltd	6,825,832
74,000		Dip Corp	1,579,334
66,000		Dowa Holdings Co Ltd	1,825,432
131,000		Eiken Chemical Co Ltd	2,281,218
25,000		Fuyo General Lease Co Ltd	1,249,981
62,000		GMO internet, Inc	1,349,495
24,000		Godo Steel Ltd	451,499
123,000	e	Goldcrest Co Ltd	1,855,462
73,000		Goldwin, Inc	3,930,101
56,000		Green Hospital Supply, Inc	2,532,702
233,900		Gulliver International Co Ltd	936,314
768,000		Haseko Corp	8,337,869
86,000	e	Hosiden Corp	733,921
17,899		Hosokawa Micron Corp	814,815
51,000		Inaba Denki Sangyo Co Ltd	1,078,940
42,000		Ines Corp	550,696
11,000	*	Invincible Investment Corp	2,814,480
48,000		IR Japan Holdings Ltd	2,872,476
60,000		Itochu Enex Co Ltd	445,487
33,000	*	Jafco Co Ltd	1,057,120
92,000	e	Japan Best Rescue System Co Ltd	650,459
91,000	e	Japan Elevator Service Holdings Co Ltd	2,314,361
123,000		Japan Investment Adviser Co Ltd	808,243
257,000	*,e	JDC Corp	1,251,000
62,000		Joyful Honda Co Ltd	754,878
33,000		Kaga Electronics Co Ltd	596,733
56,000		Kaken Pharmaceutical Co Ltd	3,082,321
116

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

100,000	e	Kanto Denka Kogyo Co Ltd	$794,979
419,000		Kenedix, Inc	1,893,423
122,000		Kinden Corp	1,963,113
74,000		Kohnan Shoji Co Ltd	1,717,516
99,000	e	Koshidaka Holdings Co Ltd	429,780
35,000		Kotobuki Spirits Co Ltd	1,367,057
159,200		Kumagai Gumi Co Ltd	3,488,123
80,000	e	LEC, Inc	882,906
423,565	e	Maeda Corp	3,397,545
43,800	e	Maeda Road Construction Co Ltd	810,896
18,000		Maruzen Showa Unyu Co Ltd	422,071
15,000		Mitsubishi Research Institute, Inc	508,288
47,000		Mitsui-Soko Co Ltd	636,780
53,000		Mizuno Corp	919,463
47,000		Musashino Bank Ltd	591,955
17,000		NEC Capital Solutions Ltd	295,798
48,000		Nichiha Corp	876,811
48,000		Nihon Unisys Ltd	1,388,202
87,000		Nippo Corp	1,956,505
77,000		Nippon Konpo Unyu Soko Co Ltd	1,495,146
7,000		Nippon Road Co Ltd	422,135
16,000		Nippon Steel Trading Co Ltd	504,083
186,000		Nishimatsu Construction Co Ltd	3,522,057
110,000		Nojima Corp	1,906,631
230,000		Nomura Co Ltd	1,742,322
144,000		Open House Co Ltd	3,138,927
18,000	e	Optorun Co Ltd	488,910
26,000		Organo Corp	1,380,932
258,000		OSJB Holdings Corp	554,475
129,000	e	Pacific Metals Co Ltd	1,988,725
1,231,000		Penta-Ocean Construction Co Ltd	6,218,867
79,000		Prima Meat Packers Ltd	1,791,290
50,000		Proto Corp	446,625
39,000	e	Relo Holdings, Inc	844,833
593,000	*,e	Rengo Co Ltd	4,619,868
108,000		Resorttrust, Inc	1,107,299
151,000		Sanki Engineering Co Ltd	1,702,642
100,000		SBS Holdings, Inc	1,690,987
38,000	e	Shiga Bank Ltd	895,022
75,000		Shinko Plantech Co Ltd	829,851
23,000		Shinwa Kaiun Kaisha Ltd	307,221
30,000		Sinko Industries Ltd	389,626
49,000		Starts Corp, Inc	947,913
61,000		Strike Co Ltd	2,466,755
399,000		Sumitomo Forestry Co Ltd	4,929,288
722,200		Sumitomo Mitsui Construction C	2,980,050
157,000		Sun Frontier Fudousan Co Ltd	1,247,216
1,361,000	e	Suruga Bank Ltd	4,729,101
236,000	e	Sushiro Global Holdings Ltd	3,639,919
238,000		Tadano Ltd	1,815,405
35,000		Taikisha Ltd	1,019,316
301,000		Takara Leben Co Ltd	985,700
147,000		Takasago Thermal Engineering Co Ltd	2,317,169
69,000		Tamron Co Ltd	1,147,977
117

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

46,000		TechMatrix Corp	$1,149,317
41,000		Toa Corp/Tokyo	537,675
231,000	e	Toda Corp	1,341,899
163,000		Toho Pharmaceutical Co Ltd	3,375,723
672,000		Tokyo Steel Manufacturing Co Ltd	4,278,425
63,000		Tokyo Tatemono Co Ltd	708,536
42,000		Torii Pharmaceutical Co Ltd	1,156,375
197,000		Tosei Corp	1,911,859
354,000		Toyo Construction Co Ltd	1,413,627
311,000		Toyo Tire & Rubber Co Ltd	3,641,580
9,000		Trancom Co Ltd	596,099
90,000		World Co Ltd	1,055,878
326,000		Yamaguchi Financial Group, Inc	1,756,911
116,000		Yellow Hat Ltd	1,611,728
36,000	e	Yokogawa Bridge Holdings Corp	631,884
107,000		Zenkoku Hosho Co Ltd	3,117,766
75,000		Zensho Co Ltd	1,476,331
		TOTAL JAPAN	194,999,609

JORDAN - 0.2%
72,000		Hikma Pharmaceuticals plc	2,144,450
		TOTAL JORDAN	2,144,450

KOREA, REPUBLIC OF - 4.4%
4,589		Chong Kun Dang Pharm Corp	430,206
41,000		Daewoong Co Ltd	584,626
177,000		Dongbu HiTek Co Ltd	3,891,452
25,000		Global & Yuasa Battery Co Ltd	593,408
51,000		Hansol Paper Co Ltd	659,062
54,000		Hyosung Corp	3,090,246
4,000		Hyosung TNC Co Ltd	428,004
85,000		Hyundai Wia Corp	2,302,829
221,000		JB Financial Group Co Ltd	880,292
124,000		Jinro Ltd	3,308,660
74,000		KEPCO Plant Service & Engineering Co Ltd	1,977,347
90,000		Kginicis Co Ltd	1,626,791
30,000		Lotte Data Communication Co	890,744
38,000		LS Industrial Systems Co Ltd	1,223,736
10,000		Maeil Dairies Co Ltd	660,664
154,000		Mando Corp	3,004,717
36,000		NICE Holdings Co Ltd	589,807
52,000		S&T Daewoo Co Ltd	1,540,229
213,000	*	Samsung Techwin Co Ltd	4,691,216
186,000		Taeyoung Engineering & Construction	2,203,859
47,000		Technosemichem Co Ltd	2,828,817
12,000		Unid Co Ltd	425,924
		TOTAL KOREA, REPUBLIC OF	37,832,636

MALAYSIA - 0.4%
3,183,000		Drb-Hicom BHD	1,037,003
6,264,000	*	Felda Global Ventures Holdings BHD	1,229,052
2,849,148		Sunway BHD	1,034,788
1,443,000		VS Industry BHD	307,930
		TOTAL MALAYSIA	3,608,773
118

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

MEXICO - 0.9%
185,000	e	Bolsa Mexicana de Valores S.A. de C.V.	$336,057
453,000		Concentradora Fibra Danhos S.A. de C.V.	349,980
900,000		Corp Inmobiliaria Vesta SAB de C.V.	1,233,434
3,500,000		Gentera SAB de C.V.	1,391,228
560,000		PLA Administradora Industrial S de RL de C.V.	580,656
773,000		Qualitas Controladora SAB de C.V.	3,186,809
390,000		Regional SAB de C.V.	955,865
		TOTAL MEXICO	8,034,029

NETHERLANDS - 2.4%
83,000		Arcadis NV	1,290,659
15,000	*	Argenx SE	2,260,190
88,000		ASM International NV	9,686,872
10,000	g	Euronext NV	839,540
64,000	*	OCI NV	772,826
290,000	g	Signify NV	5,903,338
		TOTAL NETHERLANDS	20,753,425

NEW ZEALAND - 0.1%
1,139,000		Precinct Properties New Zealand Ltd	1,106,463
		TOTAL NEW ZEALAND	1,106,463

NORWAY - 1.2%
486,000	*	BW Offshore Ltd	1,366,311
282,000	e,g	Europris ASA	1,035,032
199,000		Frontline Ltd (Sigmax MTF)	1,866,280
531,000		Golden Ocean Group Ltd	1,900,016
64,000		Kongsberg Gruppen ASA	822,417
138,000	*	Norwegian Finans Holding ASA	736,342
118,000	g	Skandiabanken ASA	628,415
151,000		Sparebanken Midt-Norge	1,097,128
130,000		Sparebanken Nord-Norge	778,336
		TOTAL NORWAY	10,230,277

PAKISTAN - 0.2%
476,000		Engro Chemical Pakistan Ltd	913,386
626,200		Fauji Fertilizer Co Ltd	435,702
		TOTAL PAKISTAN	1,349,088

PHILIPPINES - 0.1%
1,824,000		First Gen Corp	683,235
		TOTAL PHILIPPINES	683,235

POLAND - 0.5%
35,000		Asseco Poland S.A.	565,594
440,000	g	PLAY Communications S.A.	3,561,787
		TOTAL POLAND	4,127,381

PORTUGAL - 0.4%
698,000		PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	2,614,431
937,000		Sonae SPGS S.A.	740,467
		TOTAL PORTUGAL	3,354,898
119

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

QATAR - 0.1%
119,000		Al Meera Consumer Goods Co	$570,953
		TOTAL QATAR	570,953

RUSSIA - 0.1%
150,000		AFK Sistema	592,500
		TOTAL RUSSIA	592,500

SAUDI ARABIA - 1.5%
29,000		Abdullah Al Othaim Markets Co	768,965
50,000		Aldrees Petroleum and Transport Services Co	774,451
138,000		Arabian Cement Co	983,952
360,000		City Cement Co	1,324,484
78,000		Dur Hospitality Co	462,084
64,000		Eastern Province Cement Co	484,674
975,000	*	Najran Cement Co	2,865,131
58,000		Qassim Cement Co	879,946
105,000	*	Saudi Ceramic Co	815,053
16,000		Saudia Dairy & Foodstuff Co	640,330
360,000		Yamama Cement Co	1,994,600
73,000		Yanbu Cement Co	578,066
		TOTAL SAUDI ARABIA	12,571,736

SINGAPORE - 0.4%
560,000	g	BW LPG Ltd	1,910,640
67,000		China Yuchai International Ltd	827,450
1,107,000		Japfa Ltd	445,501
532,000		Sheng Siong Group Ltd	557,460
		TOTAL SINGAPORE	3,741,051

SOUTH AFRICA - 0.7%
1,466,000	*	Harmony Gold Mining Co Ltd	5,395,258
464,000		Resilient REIT Ltd	898,430
		TOTAL SOUTH AFRICA	6,293,688

SPAIN - 1.9%
76,000		Cia de Distribucion Integral Logista Holdings SAU	1,356,622
14,000		Corp Financiera Alba	521,719
6,847,000	*,e	Distribuidora Internacional de Alimentacion S.A.	991,244
311,656		Faes Farma S.A. (Sigma)	1,362,713
225,000	*,g	Global Dominion Access S.A.	692,224
28,000		Grupo Catalana Occidente S.A.	544,164
81,000	*	Masmovil Ibercom S.A.	1,529,425
905,000		Mediaset Espana Comunicacion SA	3,242,881
1,113,000	e	Obrascon Huarte Lain S.A.	896,585
122,000	*	Pharma Mar S.A.	729,407
86,000		Tecnicas Reunidas S.A.	1,317,892
44,000		Viscofan S.A.	2,819,881
		TOTAL SPAIN	16,004,757

120

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

SWEDEN - 4.5%
53,000		AAK AB	$865,694
221,000		Arjo AB	1,091,513
100,000	g	Attendo AB	380,052
167,000		Avanza Bank Holding AB	2,017,661
191,000		Axfood AB	4,063,110
231,000		Betsson AB	1,301,730
101,000		Bilia AB	684,961
131,000	*	Biovitrum AB	2,509,847
25,000		Castellum AB	438,495
111,000		Clas Ohlson AB (B Shares)	974,171
357,000	*,e	Collector AB	548,694
65,000	*	Embracer Group AB	688,247
95,000	g	Evolution Gaming Group AB	4,350,673
315,000		Getinge AB (B Shares)	6,037,699
65,000		Hexpol AB	466,975
116,000		Inwido AB	666,860
104,000		Lindab International AB	952,950
190,000		NCC AB (B Shares)	2,896,511
178,000	g	Nobina AB	970,641
30,000		Nolato AB (B Shares)	1,576,785
152,000	*	Nyfosa AB	930,669
397,000		Ratos AB (B Shares)	939,739
134,000		Recipharm AB	1,592,104
112,000	e,g	Scandic Hotels Group AB	513,138
82,000		Vitrolife AB	1,487,935
		TOTAL SWEDEN	38,946,854

SWITZERLAND - 4.6%
100		Belimo Holding AG.	665,759
3,000		Bell AG.	766,123
5,000		Burckhardt Compression Holding AG.	1,014,551
58,000		Cembra Money Bank AG.	5,513,934
2,000		Emmi AG.	1,837,105
98,000	g	Galenica AG.	7,017,813
1,000		Gurit Holding AG.	1,426,077
24,000		Implenia AG.	981,649
50,000		Logitech International S.A.	2,408,163
247,000	e	OC Oerlikon Corp AG.	1,854,980
68,000		PSP Swiss Property AG.	7,899,381
9,000		Sulzer AG.	636,565
70,000	g	Sunrise Communications Group AG.	5,607,108
500		Vetropack Holding AG.	1,472,140
19,000		Zehnder Group AG.	744,545
		TOTAL SWITZERLAND	39,845,893

TAIWAN - 5.6%
3,135,000		Benq Corp	1,767,567
1,491,000		Cheng Loong Corp	1,060,863
1,300,000		Cheng Uei Precision Industry Co Ltd	1,659,541
332,000		Chong Hong Construction Co	914,059
3,132,000		Compeq Manufacturing Co	4,142,989
848,000		Everlight Electronics Co Ltd	919,718
1,154,000		Hannstar Board Corp	1,532,925
429,000		Huaku Development Co Ltd	1,305,255

121

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

582,000		Kindom Construction Co	$508,842
1,343,000		King's Town Bank	1,435,539
606,000		Mercuries & Associates Holding Ltd	445,351
1,455,000		Radiant Opto-Electronics Corp	4,775,307
1,607,000		Shinkong Synthetic Fibers Corp	590,087
785,000		Simplo Technology Co Ltd	8,152,686
1,014,000		Supreme Electronics Co Ltd	1,138,843
355,000		Systex Corp	965,316
534,000		Taiwan Hon Chuan Enterprise Co Ltd	972,842
1,129,000		Taiwan Styrene Monomer	638,450
1,259,000		Taiwan Surface Mounting Technology Co Ltd	3,776,501
275,000		Topco Scientific Co Ltd	945,366
1,940,000		TPK Holding Co Ltd	2,713,904
1,177,000		Tripod Technology Corp	4,158,809
761,000		Unimicron Technology Corp	1,077,821
1,414,944		USI Corp	588,460
909,000		WT Microelectronics Co Ltd	1,170,000
2,031,000		Yuen Foong Yu Paper Manufacturing Co Ltd	868,508
		TOTAL TAIWAN	48,225,549

THAILAND - 1.2%
3,923,000		Com7 PCL	2,586,824
1,503,300		PTG Energy PCL	635,225
5,137,000		PTG Energy PCL	2,170,657
86,900		Thai Vegetable Oil PCL	65,465
602,000		Thai Vegetable Oil PCL	453,509
2,282,000		Thanachart Capital PCL	2,574,067
3,226,000		Tipco Asphalt PCL	1,768,907
		TOTAL THAILAND	10,254,654

TURKEY - 0.8%
112,000		Coca-Cola Icecek AS	592,511
8,055,111		Dogan Sirketler Grubu Holdings	2,076,419
945,000	*	Koza Anadolu Metal Madencilik Isletmeleri AS	1,552,126
155,000	*	Migros Ticaret AS	654,989
15,780,000	*	Turkiye Sinai Kalkinma Bankasi AS	2,325,402
		TOTAL TURKEY	7,201,447

UNITED ARAB EMIRATES - 0.1%
98,000	*,g	Network International Holdings plc	511,131
		TOTAL UNITED ARAB EMIRATES	511,131

UNITED KINGDOM - 11.1%
104,000		Abcam plc	1,663,547
241,000		Ashmore Group plc	1,149,048
3,361,000		Assura Group Ltd	3,223,710
1,286,000	g	Avast plc	7,407,314
114,000		Beazley plc	563,678
70,000		Bellway plc	2,342,293
129,000		Big Yellow Group plc	1,736,402
47,000	*,e	Blue Prism Group plc	768,186
292,000	*	boohoo.com plc	1,186,520
278,000		Brewin Dolphin Holdings plc	957,862
586,000	*	Cairn Energy plc	825,641

122

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

56,000		Computacenter plc	$1,023,455
1,618,000	g	ConvaTec Group plc	4,321,553
502,000	g	Countryside Properties plc	2,557,585
772,000		CYBG plc	736,185
45,000		Derwent London plc	1,758,341
198,000	*	Dialog Semiconductor plc	6,218,162
639,000		Empiric Student Property plc	500,857
88,000		Fevertree Drinks plc	1,920,707
323,000	g	Forterra plc	978,740
39,000		Games Workshop Group plc	2,951,698
805,000		GCP Student Living plc	1,358,508
21,000		Genus plc	902,208
55,000		Go-Ahead Group plc	928,176
149,000		Grainger plc	500,598
183,000		HomeServe plc	2,563,400
588,000		Howden Joinery Group plc	3,877,394
186,000		IG Group Holdings plc	1,762,952
810,000	*	Indivior plc	503,160
263,000		Marshalls plc	2,106,406
416,000		National Express Group plc	1,431,512
336,000	*	Ninety One plc	718,157
498,000		OneSavings Bank plc	1,528,392
532,000		Paragon Group of Cos plc	2,227,348
592,000		Pennon Group plc	8,151,746
614,000	g	Quilter plc	949,585
1,125,000	g	Regional REIT Ltd	1,098,138
1,162,000		Rightmove plc	7,265,330
402,000		Safestore Holdings plc	3,636,497
60,000		Savills plc	730,430
70,000		Smart Metering Systems plc	527,227
578,000		Spirent Communications plc	1,748,433
308,000	*	Sports Direct International plc	1,007,973
532,000		Unite Group plc	5,874,458
		TOTAL UNITED KINGDOM	96,189,512

UNITED STATES - 0.2%
6,000	e	iShares MSCI EAFE Small-Cap ETF	294,720
2,500	e	iShares MSCI Emerging Markets Small-Cap ETF	87,087
45,000	*,e	UroGen Pharma Ltd	999,450
		TOTAL UNITED STATES	1,381,257

		TOTAL COMMON STOCKS	851,024,656
		(Cost $931,775,241)

RIGHTS / WARRANTS - 0.0%

MALAYSIA - 0.0%
233,613		Sunway BHD	14,669
		TOTAL MALAYSIA	14,669

		TOTAL RIGHTS / WARRANTS	14,669
		(Cost $0)
123

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 4.4%

GOVERNMENT AGENCY DEBT - 0.7%
$6,000,000		Federal Home Loan Bank (FHLB)	0.100%	05/28/20	$5,999,595
		TOTAL GOVERNMENT AGENCY DEBT			5,999,595

REPURCHASE AGREEMENT - 0.1%
$900,000		Fixed Income Clearing Corp	0.020	05/01/20	900,000
		TOTAL REPURCHASE AGREEMENT			900,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.6%
31,189,005	c	State Street Navigator Securities Lending Government Money Market Portfolio			31,189,005
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			31,189,005

		TOTAL SHORT-TERM INVESTMENTS			38,088,600
		(Cost $38,088,555)
		TOTAL INVESTMENTS - 102.8%			889,127,925
		(Cost $969,863,796)
		OTHER ASSETS & LIABILITIES, NET - (2.8)%			(23,974,993)
		NET ASSETS - 100.0%			$865,152,932

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $55,679,242.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2020, the aggregate value of these securities is $62,252,035 or 7.2% of net assets.
124

TIAA-CREF FUNDS – Quant International Small-Cap Equity Fund

TIAA-CREF FUNDS
QUANT INTERNATIONAL SMALL-CAP EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR (unaudited)
April 30, 2020

SECTOR	VALUE	% OF NET ASSETS
INDUSTRIALS	$147,703,977	17.2%
INFORMATION TECHNOLOGY	108,350,930	12.5
MATERIALS	100,739,001	11.6
CONSUMER DISCRETIONARY	97,444,614	11.3
REAL ESTATE	87,478,429	10.1
HEALTH CARE	80,254,230	9.3
FINANCIALS	73,434,086	8.5
CONSUMER STAPLES	54,744,485	6.3
COMMUNICATION SERVICES	46,057,119	5.3
UTILITIES	32,829,790	3.8
ENERGY	22,002,664	2.5
SHORT-TERM INVESTMENTS	38,088,600	4.4
OTHER ASSETS & LIABILITIES, NET	(23,974,993)	(2.8)

NET ASSETS	$865,152,932	100.0%
125

TIAA-CREF FUNDS – Social Choice International Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.2%

AUSTRALIA - 6.2%
474,077		Alumina Ltd	$525,870
225,171		AMP Ltd	207,756
31,951		APA Group	225,761
15,433		AusNet Services	18,822
138,256		Australia & New Zealand Banking Group Ltd	1,501,800
1,358		Australian Stock Exchange Ltd	71,601
3,456	e	Bendigo Bank Ltd	14,623
52,480		BlueScope Steel Ltd	342,530
20,410		Boral Ltd	39,666
22,518		Brambles Ltd	160,949
8,425		Caltex Australia Ltd	135,642
15,230		Coca-Cola Amatil Ltd	84,794
619		Cochlear Ltd	73,598
16,036		Coles Group Ltd	160,806
79,921		Commonwealth Bank of Australia	3,228,527
7,280		Computershare Ltd	57,277
20,142		CSL Ltd	4,014,849
714		Dexus Property Group	4,239
189,010		Fortescue Metals Group Ltd	1,444,461
114,345		Goodman Group	973,903
34,744		GPT Group	95,486
24,681		Insurance Australia Group Ltd	92,216
12,102		Lend Lease Corp Ltd	96,403
27,955		Macquarie Group Ltd	1,851,823
8,807		Mirvac Group	12,797
179,165		National Australia Bank Ltd	1,963,197
72,415		Newcrest Mining Ltd	1,307,874
2,654		Orica Ltd	30,756
10,912		QR National Ltd	33,149
22,224		Ramsay Health Care Ltd	902,551
19,893		Santos Ltd	63,256
2,888		Seek Ltd	32,242
35,970		Sonic Healthcare Ltd	635,239
83,257		Stockland Trust Group	154,600
24,047		Sydney Airport	97,953
76,149		Telstra Corp Ltd	149,801
210,333		Transurban Group	1,875,070
176,844		Westpac Banking Corp	1,839,910
14,348		Woodside Petroleum Ltd	205,452
27,858	e	Worley Ltd	161,472
		TOTAL AUSTRALIA	24,888,721
126

TIAA-CREF FUNDS – Social Choice International Equity Fund

SHARES		COMPANY	VALUE

AUSTRIA - 0.4%
22,562		Erste Bank der Oesterreichischen Sparkassen AG.	$488,983
28,071		OMV AG.	916,569
16,549		Voestalpine AG.	342,994
		TOTAL AUSTRIA	1,748,546

BELGIUM - 1.1%
14,674		KBC Groep NV	795,931
3,149		Solvay S.A.	245,961
16,026		UCB S.A.	1,468,605
33,828		Umicore S.A.	1,466,122
		TOTAL BELGIUM	3,976,619

DENMARK - 2.0%
1,979		Christian Hansen Holding	170,637
7,347		Coloplast AS	1,158,797
8,305		H Lundbeck AS	303,014
8,119		ISS AS	120,708
74,403		Novo Nordisk AS	4,746,168
2,296		Novozymes AS	112,634
11,191	g	Orsted AS	1,130,408
4,056	e	Pandora AS	144,225
798		Tryg A.S.	21,283
3,652		Vestas Wind Systems AS	313,609
		TOTAL DENMARK	8,221,483

FINLAND - 0.9%
2,457		Metso Oyj	68,167
47,452		Neste Oil Oyj	1,675,792
1,105		Nokian Renkaat Oyj	23,476
9,634		Orion Oyj (Class B)	489,584
28,559		Stora Enso Oyj (R Shares)	335,984
24,422		UPM-Kymmene Oyj	669,777
50,005		Wartsila Oyj (B Shares)	367,048
		TOTAL FINLAND	3,629,828

FRANCE - 10.0%
13,227		Accor S.A.	367,954
16,251		Air Liquide	2,064,758
9,182	g	Amundi S.A.	609,447
13,449		Atos Origin S.A.	961,794
90,850		AXA S.A.	1,614,994
11,055		Bouygues S.A.	340,142
12,800		Cap Gemini S.A.	1,203,338
32,161		Carrefour S.A.	477,630
7,989	*,e	Casino Guichard Perrachon S.A.	299,882
30,719		CNP Assurances	316,919
43,567		Compagnie de Saint-Gobain	1,159,227
36,518		Danone	2,545,196
5,262		Eiffage S.A.	430,020
13,214		Essilor International S.A.	1,641,502
5,517		Eurazeo	264,227
2,258		Gecina S.A.	296,274
10,865		Getlink S.E.	138,583
2,507		JC Decaux S.A.	51,894
4,447		Kering	2,262,209
6,845		Legrand S.A.	458,906
127

TIAA-CREF FUNDS – Social Choice International Equity Fund

SHARES		COMPANY	VALUE

12,089		L’Oreal S.A.	$3,514,769
5,741		Michelin (C.G.D.E.) (Class B)	554,701
179,260		Natixis	423,192
136,990	*	Orange S. A.	1,664,296
95,710		Peugeot S.A.	1,356,750
35,436		Renault S.A.	698,255
47,884		Sanofi-Aventis	4,677,009
26,233		Schneider Electric S.A.	2,424,253
2,120		SEB S.A.	254,246
1,672		Teleperformance	374,543
110,460		Total S.A.	3,920,488
863		Unibail-Rodamco-Westfield	51,100
18,171		Unibail-Rodamco-Westfield	1,069,709
10,101		Valeo S.A.	231,544
3,179		Wendel	272,714
6,782	*,g	Worldline S.A.	459,340
		TOTAL FRANCE	39,451,805

GERMANY - 8.3%
7,705		Adidas-Salomon AG.	1,763,924
19,608		Allianz AG.	3,608,485
46,905		BASF SE	2,400,432
32,064		Bayerische Motoren Werke AG.	1,886,171
6,414		Beiersdorf AG.	671,087
3,862		Brenntag AG.	174,863
7,123		Deutsche Boerse AG.	1,104,339
54,019		Deutsche Post AG.	1,604,752
29,601		Deutsche Wohnen AG.	1,199,674
6,131		Fraport AG. Frankfurt Airport Services Worldwide	268,559
22,418		HeidelbergCement AG.	1,062,863
13,546		Henkel KGaA	1,055,956
8,421		Henkel KGaA (Preference)	747,671
4,425		Hochtief AG.	346,262
14,444		Merck KGaA	1,676,347
10,854		Metro Wholesale & Food Specialist AG.	94,835
10,105		MTU Aero Engines Holding AG.	1,376,053
6,598		Muenchener Rueckver AG.	1,445,122
4,292		Puma AG. Rudolf Dassler Sport	269,604
40,677		SAP AG.	4,844,922
5,242		Sartorius AG.	1,472,693
37,275		Siemens AG.	3,439,852
133,634		Telefonica Deutschland Holding AG.	380,157
5,384	*,g	Zalando SE	263,890
		TOTAL GERMANY	33,158,513

HONG KONG - 4.2%
10,700		ASM Pacific Technology	108,120
475,017		BOC Hong Kong Holdings Ltd	1,457,890
149,000		CLP Holdings Ltd	1,594,915
350,893		Hang Lung Properties Ltd	750,633
71,281		Hang Seng Bank Ltd	1,246,708
621,485		HKT Trust and HKT Ltd	1,002,903
937,895		Hong Kong & China Gas Ltd	1,680,895
73,838		Hong Kong Exchanges and Clearing Ltd	2,367,404
128

TIAA-CREF FUNDS – Social Choice International Equity Fund

SHARES		COMPANY	VALUE

188,330		Link REIT	$1,678,819
253,731		MTR Corp	1,405,752
264,093		PCCW Ltd	161,779
92,968		Swire Pacific Ltd (Class A)	604,587
226,600		Swire Properties Ltd	635,560
159,784		Techtronic Industries Co	1,211,563
120,000	e	Vitasoy International Holdings Ltd	427,979
		TOTAL HONG KONG	16,335,507

IRELAND - 0.7%
38,980		CRH plc	1,182,598
14,744		Kerry Group plc (Class A)	1,691,659
		TOTAL IRELAND	2,874,257

ISRAEL - 0.6%
194,022		Bank Hapoalim Ltd	1,243,594
173,561		Bank Leumi Le-Israel	935,164
26,246		Mizrahi Tefahot Bank Ltd	537,547
		TOTAL ISRAEL	2,716,305

ITALY - 2.1%
83,115		Assicurazioni Generali S.p.A.	1,185,771
403,784		Enel S.p.A.	2,758,024
202,865		ENI S.p.A.	1,932,558
965,625		Intesa Sanpaolo S.p.A.	1,507,827
56,056	g	Pirelli & C S.p.A	217,071
26,275		Terna Rete Elettrica Nazionale S.p.A.	164,532
		TOTAL ITALY	7,765,783

JAPAN - 25.1%
52,900		Aeon Co Ltd	1,064,961
60,200		Ajinomoto Co, Inc	1,072,209
35,837		Alfresa Holdings Corp	714,638
6,514		All Nippon Airways Co Ltd	138,422
121,000		Asahi Kasei Corp	858,431
128,000		Astellas Pharma, Inc	2,117,011
2,700		Benesse Holdings, Inc	76,889
1,200		Calbee, Inc	36,309
2,900	*	Casio Computer Co Ltd	45,767
11,581		Central Japan Railway Co	1,822,322
16,255	*	Chugai Pharmaceutical Co Ltd	1,937,624
2,000	e	CyberAgent, Inc	83,972
8,427		Dai Nippon Printing Co Ltd	177,676
2,000		Daifuku Co Ltd	139,961
8,875		Daikin Industries Ltd	1,138,937
32,849		Daiwa House Industry Co Ltd	832,404
25,959		Denso Corp	912,504
24,432		East Japan Railway Co	1,784,024
16,848		Eisai Co Ltd	1,176,175
1,500	e	Fast Retailing Co Ltd	711,370
15,672		Fujitsu Ltd	1,522,509
10,616		Hankyu Hanshin Holdings, Inc	363,204
6,011	*	Hino Motors Ltd	35,758
5,200	*	Hitachi Construction Machinery Co Ltd	122,004
129

TIAA-CREF FUNDS – Social Choice International Equity Fund

SHARES		COMPANY	VALUE

24,563		Hitachi Metals Ltd	$236,682
101,261		Honda Motor Co Ltd	2,459,038
56,541		Hulic Co Ltd	559,188
105,350		Inpex Holdings, Inc	680,044
50,600		Kajima Corp	525,773
2,900		Kansai Paint Co Ltd	55,084
29,200		Kao Corp	2,251,796
26,500	e	Kawasaki Heavy Industries Ltd	400,417
79,196		KDDI Corp	2,293,854
1,500		Keio Corp	84,851
9,146		Keyence Corp	3,265,232
24,200		Kikkoman Corp	1,111,990
2,765		Kintetsu Corp	132,086
50,900	e	Komatsu Ltd	963,075
68,500		Konica Minolta Holdings, Inc	265,069
4,700		Kose Corp	587,558
41,372		Kubota Corp	513,786
5,300		Kuraray Co Ltd	53,019
30,600		Kyocera Corp	1,634,970
70,710		Kyushu Electric Power Co, Inc	560,303
2,400		Kyushu Railway Co	64,568
3,200	e	Lawson, Inc	166,334
8,700		Lion Corp	182,894
1,600		Marui Co Ltd	26,190
15,100		MEIJI Holdings Co Ltd	1,048,752
114,879		Mitsubishi Chemical Holdings Corp	652,926
95,579		Mitsubishi Corp	2,027,038
63,526		Mitsubishi Estate Co Ltd	1,027,732
75,100		Mitsubishi UFJ Lease & Finance Co Ltd	358,605
3,900		Mitsui Chemicals, Inc	76,569
73,900		Mitsui Fudosan Co Ltd	1,358,795
23,600		Murata Manufacturing Co Ltd	1,329,788
3,200		Nabtesco Corp	91,569
34,701		NEC Corp	1,331,643
5,600		NGK Insulators Ltd	73,264
5,900		NGK Spark Plug Co Ltd	88,336
38,200		Nikon Corp	355,329
6,104		Nintendo Co Ltd	2,520,488
4,000		Nippon Express Co Ltd	195,368
130	*	Nippon ProLogis REIT, Inc	359,878
153,954		Nippon Steel Corp	1,295,312
21,400		Nippon Yusen Kabushiki Kaisha	281,699
4,413		Nissin Food Products Co Ltd	362,764
1,162		Nitori Co Ltd	178,106
22,000		Nitto Denko Corp	1,098,976
19,800		NKSJ Holdings, Inc	642,223
2,500		Nomura Real Estate Holdings, Inc	40,651
28,600		Nomura Research Institute Ltd	700,157
73,912		NTT DoCoMo, Inc	2,178,277
12,285		Obayashi Corp	107,378
2,121		Odakyu Electric Railway Co Ltd	46,773
4,200		Omron Corp	246,688
57,800		Ono Pharmaceutical Co Ltd	1,392,535
11,182		Oriental Land Co Ltd	1,413,910
130

TIAA-CREF FUNDS – Social Choice International Equity Fund

SHARES		COMPANY	VALUE

34,000		Osaka Gas Co Ltd	$633,141
3,500		Otsuka Corp	158,472
148,306		Panasonic Corp	1,130,535
91,570	*	Rakuten, Inc	776,443
68,929		Recruit Holdings Co Ltd	2,010,740
288,800		Resona Holdings, Inc	901,933
9,000		Santen Pharmaceutical Co Ltd	159,315
8,201		Secom Co Ltd	682,481
6,224		Sekisui Chemical Co Ltd	78,884
12,663		Sekisui House Ltd	217,230
34,208		Sharp Corp	376,564
4,700		Shimadzu Corp	117,048
13,068		Shimizu Corp	100,363
11,900		Shin-Etsu Chemical Co Ltd	1,312,594
22,500		Shionogi & Co Ltd	1,242,619
29,800		Shiseido Co Ltd	1,752,037
25,100		Showa Denko KK	549,387
85,200		Softbank Corp	1,160,252
400		Sohgo Security Services Co Ltd	19,081
58,415		Sony Corp	3,759,243
21,014		Stanley Electric Co Ltd	478,790
253,100		Sumitomo Chemical Co Ltd	776,309
30,308		Sumitomo Dainippon Pharma Co Ltd	419,330
45,071		Sumitomo Metal Mining Co Ltd	1,123,306
45,200	e	Sumitomo Mitsui Trust Holdings, Inc	1,316,076
23,100		Suntory Beverage & Food Ltd	869,906
16,100		Sysmex Corp	1,112,304
7,700		T&D Holdings, Inc	66,557
80,600		Takeda Pharmaceutical Co Ltd	2,906,552
2,900		Teijin Ltd	46,248
1,100		Toho Gas Co Ltd	54,048
30,126		Tokio Marine Holdings, Inc	1,413,382
7,200		Tokyo Electron Ltd	1,533,462
38,100		Tokyo Gas Co Ltd	836,139
8,300		Tokyu Corp	124,931
26,100		Toray Industries, Inc	119,661
1,824		Toto Ltd	63,488
1,700		Toyo Suisan Kaisha Ltd	81,748
91,695	e	Toyota Motor Corp	5,669,214
40,900		Uni-Charm Corp	1,507,308
4,169		USS Co Ltd	66,016
2,700		West Japan Railway Co	166,854
18,800		Yakult Honsha Co Ltd	1,092,105
13,800		Yamada Denki Co Ltd	65,442
2,470		Yamaha Corp	99,702
5,486		Yaskawa Electric Corp	178,869
2,898		Yokogawa Electric Corp	39,501
		TOTAL JAPAN	100,206,021

LUXEMBOURG - 0.2%
18,006		Millicom International Cellular S.A.	467,905
66,176		Tenaris S.A.	457,881
		TOTAL LUXEMBOURG	925,786
131

TIAA-CREF FUNDS – Social Choice International Equity Fund

SHARES		COMPANY	VALUE

NETHERLANDS - 3.1%
341,069		Aegon NV	$882,224
3,895	e	Akzo Nobel NV	295,591
17,469		ASML Holding NV	5,102,438
10,464		DSM NV	1,282,487
320,993		ING Groep NV	1,798,455
4,972		Koninklijke Vopak NV	286,703
29,825	*	Prosus NV	2,261,059
6,780		Randstad Holdings NV	272,865
		TOTAL NETHERLANDS	12,181,822

NEW ZEALAND - 0.4%
91,993	*	a2 Milk Co Ltd	1,094,894
30,585		Auckland International Airport Ltd	112,944
24,832		Fisher & Paykel Healthcare Corp	414,862
52,541		Fletcher Building Ltd	117,718
43,147		Meridian Energy Ltd	117,563
15,042		Ryman Healthcare Ltd	109,729
28,106		Telecom Corp of New Zealand Ltd	76,064
		TOTAL NEW ZEALAND	2,043,774

NORWAY - 1.1%
3,380		Aker BP ASA	55,491
120,377	*,e	Equinor ASA	1,666,838
31,457		Mowi ASA	538,764
260,455		Norsk Hydro ASA	660,737
118,885		Orkla ASA	1,073,874
4,269		Schibsted ASA (B Shares)	82,914
25,042	e	Telenor ASA	384,120
		TOTAL NORWAY	4,462,738

PORTUGAL - 0.3%
29,601		Energias de Portugal S.A.	124,735
97,079		Galp Energia SGPS S.A.	1,120,399
2,279		Jeronimo Martins SGPS S.A.	38,637
		TOTAL PORTUGAL	1,283,771

SINGAPORE - 1.3%
43,105		Ascendas REIT	90,145
34,400		CapitaCommercial Trust	39,090
434,923		CapitaLand Ltd	922,804
52,700		CapitaMall Trust	70,117
26,000		City Developments Ltd	145,333
127,791		DBS Group Holdings Ltd	1,799,183
16,446		Jardine Cycle & Carriage Ltd	233,828
135,800	e	Keppel Corp Ltd	573,310
34,318	e	Singapore Airlines Ltd	148,400
6,100		Singapore Exchange Ltd	41,597
83,900		Singapore Press Holdings Ltd	90,096
292,625		Singapore Telecommunications Ltd	578,360
53,400		Singapore Telecommunications Ltd	106,706
32,100		UOL Group Ltd	154,390
		TOTAL SINGAPORE	4,993,359
132

TIAA-CREF FUNDS – Social Choice International Equity Fund

SHARES		COMPANY	VALUE

SPAIN - 2.8%
33,147		Amadeus IT Holding S.A.	$1,582,187
479,185		Banco Bilbao Vizcaya Argentaria S.A.	1,566,349
73,608		Bankinter S.A.	303,870
564,930		CaixaBank S.A.	1,016,380
5,020		Enagas	117,175
35,163		Ferrovial S.A.	880,475
271,131		Iberdrola S.A.	2,697,150
26,846		Industria De Diseno Textil S.A.	687,590
31,612		Naturgy Energy Group S.A.	558,505
1,014		Red Electrica Corp S.A.	17,848
169,187		Repsol YPF S.A.	1,535,681
		TOTAL SPAIN	10,963,210

SWEDEN - 2.8%
17,579		Assa Abloy AB	314,698
30,161		Atlas Copco AB (A Shares)	1,039,483
23,400		Atlas Copco AB (B Shares)	723,805
52,971		Boliden AB	1,067,758
3,728		Electrolux AB (Series B)	50,976
57,064		Essity AB	1,848,494
15,222	e	Hennes & Mauritz AB (B Shares)	208,079
2,372		Husqvarna AB (B Shares)	14,273
2,585	e	ICA Gruppen AB	113,108
5,764		Kinnevik AB	118,467
15,109	*	Lundin Petroleum AB	388,740
58,437		Sandvik AB	898,961
78,654		Skandinaviska Enskilda Banken AB (Class A)	647,516
3,114		Skanska AB (B Shares)	59,246
6,548		SKF AB (B Shares)	103,351
114,521		Svenska Handelsbanken AB	1,045,272
73,896		Swedbank AB (A Shares)	874,496
7,200		Tele2 AB (B Shares)	92,841
34,057	e	TeliaSonera AB	118,415
136,629		Volvo AB (B Shares)	1,750,841
		TOTAL SWEDEN	11,478,820

SWITZERLAND - 10.0%
106,070		ABB Ltd	2,013,449
3,348		Adecco S.A.	146,511
34,097	*	Alcon, Inc	1,799,538
585		Barry Callebaut AG.	1,145,447
5,996		Clariant AG.	110,841
38,084		Coca-Cola HBC AG.	965,000
7,240		Dufry Group	237,077
362		Givaudan S.A.	1,213,889
1,570		Kuehne & Nagel International AG.	224,576
4,986		Lonza Group AG.	2,177,214
105,942		Nestle S.A.	11,220,319
25,879		Roche Holding AG.	8,961,829
120		SGS S.A.	270,684
4,496		Sika AG.	743,680
5,916		Sonova Holdings AG	1,068,510
133

TIAA-CREF FUNDS – Social Choice International Equity Fund

SHARES		COMPANY	VALUE

21,214	e	Swiss Re Ltd	$1,541,543
405	e	Swisscom AG.	210,435
227,462		UBS Group AG	2,435,548
5,492		Vifor Pharma AG.	823,932
8,338		Zurich Insurance Group AG	2,643,599
		TOTAL SWITZERLAND	39,953,621

UNITED KINGDOM - 13.2%
146,457		3i Group plc	1,438,773
56,534		Associated British Foods plc	1,342,079
33,485		AstraZeneca plc	3,502,263
40,545		AstraZeneca plc (ADR)	2,119,693
491,438		Aviva plc	1,486,171
73,304		Barratt Developments plc	477,895
4,806		Berkeley Group Holdings plc	252,282
149,216		British Land Co plc	761,187
856,671		BT Group plc	1,248,616
23,546		Burberry Group plc	408,842
181,374		CNH Industrial NV	1,134,529
31,179		Coca-Cola European Partners plc (Class A)	1,235,936
118,023		Compass Group plc	1,986,021
23,245		Croda International plc	1,425,376
6,950		DCC plc	494,207
28,434		easyJet plc	215,379
124,771		Informa plc	689,217
28,144		InterContinental Hotels Group plc	1,282,034
22,639		Intertek Group plc	1,351,078
110,713		ITV plc	106,305
291,221		J Sainsbury plc	724,789
26,512		JD Sports Fashion plc	175,730
16,714		Johnson Matthey plc	418,778
190,476		Kingfisher plc	377,865
84,375		Land Securities Group plc	703,608
623,806		Legal & General Group plc	1,603,805
22,014		London Stock Exchange Group plc	2,060,440
363,284		Marks & Spencer Group plc	423,250
150,545		Meggitt plc	527,156
78,306		Mondi plc	1,382,829
196,260		National Grid plc	2,299,922
3,172		Next plc	188,856
151,463		Pearson plc	873,433
161,890		Prudential plc	2,283,848
110,090		RELX plc	2,483,828
24,075		Schroders plc	804,095
95,480		Scottish & Southern Energy plc	1,497,639
137,153		Segro plc	1,437,573
292,312		Standard Chartered plc	1,493,622
279,130		Standard Life Aberdeen plc	773,095
340,120		Taylor Wimpey plc	628,147
693,678		Tesco plc	2,051,772
1,097,603		Vodafone Group plc	1,548,360
57,369		Vodafone Group plc (ADR)	811,198
9,328		Whitbread plc	349,919
441,577		WM Morrison Supermarkets plc	1,014,820
115,546		WPP plc	896,535
		TOTAL UNITED KINGDOM	52,792,795
134

TIAA-CREF FUNDS – Social Choice International Equity Fund

SHARES		COMPANY			VALUE

UNITED STATES - 0.4%
22,743		Ferguson plc			$1,639,821
		TOTAL UNITED STATES			1,639,821

		TOTAL COMMON STOCKS			387,692,905
		(Cost $419,425,381)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 3.0%

GOVERNMENT AGENCY DEBT - 1.0%
$4,000,000		Federal Home Loan Bank (FHLB)	0.120%	07/09/20	3,999,080
		TOTAL GOVERNMENT AGENCY DEBT			3,999,080

REPURCHASE AGREEMENT - 0.7%
2,590,000		Fixed Income Clearing Corp	0.020	05/01/20	2,590,000
		TOTAL REPURCHASE AGREEMENT			2,590,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.3%
5,144,842	c	State Street Navigator Securities Lending Government Money Market Portfolio			5,144,842
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			5,144,842

		TOTAL SHORT-TERM INVESTMENTS			11,733,922
		(Cost $11,733,922)
		TOTAL INVESTMENTS - 100.2%			399,426,827
		(Cost $431,159,303)
		OTHER ASSETS & LIABILITIES, NET - (0.2)%			(661,893)
		NET ASSETS - 100.0%			$398,764,934

Abbreviation(s):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $6,582,941.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2020, the aggregate value of these securities is $2,680,156 or 0.7% of net assets.

Futures contracts outstanding as of April 30, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
MSCI EAFE Index	88	06/19/20	$7,079,361	$7,208,520	$129,159
135

TIAA-CREF FUNDS – Social Choice International Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2020

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$65,576,117	16.5%
HEALTH CARE	55,774,128	14.0
INDUSTRIALS	49,999,713	12.5
CONSUMER STAPLES	49,368,869	12.4
CONSUMER DISCRETIONARY	41,164,747	10.3
MATERIALS	30,720,105	7.7
INFORMATION TECHNOLOGY	26,642,824	6.7
COMMUNICATION SERVICES	20,029,192	5.0
UTILITIES	17,087,525	4.3
REAL ESTATE	16,126,679	4.0
ENERGY	15,203,006	3.8
SHORT-TERM INVESTMENTS	11,733,922	3.0
OTHER ASSETS & LIABILITIES, NET	(661,893)	(0.2)

NET ASSETS	$398,764,934	100.0%
136

TIAA-CREF FUNDS – Equity Index Fund

TIAA-CREF FUNDS

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.8%
84,383	*	Adient plc	$1,264,057
119,334	*	American Axle & Manufacturing Holdings, Inc	515,523
206,418		Aptiv plc	14,356,372
164,196		BorgWarner, Inc	4,691,080
51,044		Cooper Tire & Rubber Co	1,081,622
21,867	*	Cooper-Standard Holding, Inc	280,991
129,048		Dana Inc	1,484,052
21,558	*	Dorman Products, Inc	1,359,879
3,114,197		Ford Motor Co	15,851,263
32,053	*	Fox Factory Holding Corp	1,635,023
1,006,508		General Motors Co	22,435,063
196,255		Gentex Corp	4,757,221
33,579	*	Gentherm, Inc	1,257,198
200,242		Goodyear Tire & Rubber Co	1,435,735
118,461	e	Harley-Davidson, Inc	2,586,004
19,616		LCI Industries, Inc	1,701,099
47,688		Lear Corp	4,656,733
28,052	*	Modine Manufacturing Co	129,881
11,927	*	Motorcar Parts of America, Inc	169,721
19,417		Spartan Motors, Inc	273,585
25,501		Standard Motor Products, Inc	1,037,636
30,894	*	Stoneridge, Inc	618,807
48,457	*,e	Tenneco, Inc	251,492
116,911	*	Tesla, Inc	91,410,373
40,551	e	Thor Industries, Inc	2,684,476
21,724	*	Visteon Corp	1,309,957
22,202		Winnebago Industries, Inc	985,103
		TOTAL AUTOMOBILES & COMPONENTS	180,219,946

BANKS - 4.3%
12,663		1st Source Corp	439,786
2,914		ACNB Corp	81,475
14,927	e	Allegiance Bancshares, Inc	374,369
13,760	*	Amerant Bancorp Inc	186,035
4,388		American National Bankshares, Inc	117,379
47,551		Ameris Bancorp	1,209,222
3,366		Ames National Corp	71,359
6,554		Arrow Financial Corp	186,789
141,772		Associated Banc-Corp	2,004,656
48,106	*	Atlantic Capital Bancshares, Inc	603,730
65,534		Atlantic Union Bankshares Corp	1,564,297
58,558	*	Axos Financial, Inc	1,349,762
52,790		Banc of California, Inc	550,072
21,345		Bancfirst Corp	821,996
80,058		BancorpSouth Bank	1,752,470
4,160	e	Bank First Corp	213,075
137

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

6,474,445		Bank of America Corp	$155,710,402
8,806		Bank of Commerce Holdings	67,718
36,335	e	Bank of Hawaii Corp	2,477,320
6,504		Bank of Marin Bancorp	214,372
50,103		Bank of NT Butterfield & Son Ltd	1,102,767
99,378		Bank OZK	2,247,930
7,113		BankFinancial Corp	58,825
78,805		BankUnited	1,561,127
2,485		Bankwell Financial Group, Inc	37,896
27,463		Banner Corp	1,055,403
7,764		Bar Harbor Bankshares	142,702
6,303	*	Baycom Corp	77,716
5,274		BCB Bancorp, Inc	53,373
37,638		Berkshire Hills Bancorp, Inc	641,352
27,517	e	BOK Financial Corp	1,425,105
64,107		Boston Private Financial Holdings, Inc	487,213
13,592		Bridge Bancorp, Inc	281,218
61,004		Brookline Bancorp, Inc	622,851
14,824		Bryn Mawr Bank Corp	431,601
5,835		Business First Bancshares, Inc	81,573
42,420		Byline Bancorp, Inc	522,614
1,500		C&F Financial Corp	53,340
111,048		Cadence BanCorp	735,138
2,224	e	Cambridge Bancorp	124,055
21,731		Camden National Corp	711,690
4,137		Capital City Bank Group, Inc	91,179
108,421		Capitol Federal Financial	1,299,968
4,450		Capstar Financial Holdings, Inc	50,774
18,182		Carolina Financial Corp	615,097
16,128		Carter Bank & Trust	152,893
62,772		Cathay General Bancorp	1,752,594
11,032		CBTX, Inc	199,238
109,613		Centerstate Banks of Florida, Inc	1,906,170
16,071		Central Pacific Financial Corp	281,082
5,526		Central Valley Community Bancorp	80,845
1,597		Century Bancorp, Inc	119,280
1,397		Chemung Financial Corp	34,227
80,490		CIT Group, Inc	1,527,700
1,703,103		Citigroup, Inc	82,702,682
4,874		Citizens & Northern Corp	87,147
350,864		Citizens Financial Group, Inc	7,855,845
13,553		City Holding Co	916,047
5,425		Civista Bancshares, Inc	83,165
7,829		CNB Financial Corp	138,886
4,321		Codorus Valley Bancorp, Inc	60,710
53,818		Columbia Banking System, Inc	1,452,548
69,918	*,e	Columbia Financial, Inc	989,689
115,801		Comerica, Inc	4,036,823
83,410		Commerce Bancshares, Inc	5,103,858
46,799		Community Bank System, Inc	2,924,470
11,706		Community Bankers Trust Corp	65,437
2,126		Community Financial Corp	49,323
14,415		Community Trust Bancorp, Inc	488,669
26,242		ConnectOne Bancorp, Inc	392,055
32,610	*,e	CrossFirst Bankshares, Inc	315,339
45,346	e	Cullen/Frost Bankers, Inc	3,258,564
138

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

42,835	*	Customers Bancorp, Inc	$546,575
110,658		CVB Financial Corp	2,300,027
24,540		Dime Community Bancshares	403,192
28,606		Eagle Bancorp, Inc	1,003,498
121,016		East West Bancorp, Inc	4,244,031
5,087		Enterprise Bancorp, Inc	122,851
20,492		Enterprise Financial Services Corp	629,924
30,454	*	Equity Bancshares, Inc	570,708
3,904		ESSA Bancorp, Inc	46,848
74,941		Essent Group Ltd	2,047,388
2,367		Evans Bancorp, Inc	65,732
4,971	e	Farmers & Merchants Bancorp, Inc	119,304
11,577		Farmers National Banc Corp	143,439
12,667	e	FB Financial Corp	282,981
6,973		Federal Agricultural Mortgage Corp (Class C)	464,611
578,526		Fifth Third Bancorp	10,812,651
8,822		Financial Institutions, Inc	170,706
21,839		First Bancorp (NC)	580,699
194,221		First Bancorp (Puerto Rico)	1,132,308
5,552		First Bancorp, Inc	121,589
15,095		First Bancshares, Inc	300,692
39,146		First Busey Corp	721,069
3,142		First Business Financial Services, Inc	53,980
6,136		First Citizens Bancshares, Inc (Class A)	2,343,952
87,439		First Commonwealth Financial Corp	832,419
9,068		First Community Bancshares, Inc	213,733
29,025		First Defiance Financial Corp	504,455
75,832		First Financial Bancorp	1,166,296
108,672		First Financial Bankshares, Inc	3,026,515
5,725		First Financial Corp	203,352
3,992		First Financial Northwest, Inc	39,201
30,409		First Foundation, Inc	418,428
2,482	e	First Guaranty Bancshares, Inc	33,532
106,166		First Hawaiian, Inc	1,867,460
231,164		First Horizon National Corp	2,098,969
2,608		First Internet Bancorp	40,946
30,796		First Interstate Bancsystem, Inc	1,040,905
43,451		First Merchants Corp	1,230,098
5,319		First Mid-Illinois Bancshares, Inc	142,017
86,352		First Midwest Bancorp, Inc	1,276,283
4,850		First Northwest Bancorp	56,503
12,443		First of Long Island Corp	196,475
139,014		First Republic Bank	14,497,770
31,141		Flagstar Bancorp, Inc	806,863
22,632		Flushing Financial Corp	282,674
277,902		FNB Corp	2,248,227
7,225		Franklin Financial Network, Inc	171,377
124,697		Fulton Financial Corp	1,457,708
19,741		German American Bancorp, Inc	586,900
72,085		Glacier Bancorp, Inc	2,744,997
8,129		Great Southern Bancorp, Inc	346,052
46,439		Great Western Bancorp, Inc	873,053
1,561		Greene County Bancorp, Inc	32,765
4,475		Guaranty Bancshares, Inc	120,691
76,655		Hancock Whitney Corp	1,602,856
29,825		Hanmi Financial Corp	359,988
139

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

12,453	*	HarborOne Northeast Bancorp, Inc	$99,873
7,129		HBT Financial, Inc	83,053
31,341		Heartland Financial USA, Inc	1,064,654
43,297		Heritage Commerce Corp	384,477
28,818		Heritage Financial Corp	577,801
65,867		Hilltop Holdings, Inc	1,271,233
667		Hingham Institution for Savings	102,064
2,720		Home Bancorp, Inc	69,088
128,893		Home Bancshares, Inc	1,975,930
15,343		HomeStreet, Inc	392,014
8,155		HomeTrust Bancshares, Inc	125,342
109,452		Hope Bancorp, Inc	1,089,047
18,388		Horizon Bancorp	209,255
4,484	*	Howard Bancorp, Inc	50,086
793,865		Huntington Bancshares, Inc	7,335,313
46,494		IBERIABANK Corp	1,927,641
26,956		Independent Bank Corp (MA)	1,964,823
42,274		Independent Bank Corp (MI)	621,005
24,309		Independent Bank Group, Inc	736,806
47,386		International Bancshares Corp	1,373,720
4,146		Investar Holding Corp	52,032
200,987		Investors Bancorp, Inc	1,871,189
2,527,053		JPMorgan Chase & Co	241,990,595
63,418		Kearny Financial Corp	589,787
794,216		Keycorp	9,252,616
25,883		Lakeland Bancorp, Inc	289,631
18,429		Lakeland Financial Corp	780,100
4,325		LCNB Corp	62,021
6,707	*,e	LendingTree, Inc	1,672,525
12,400		Live Oak Bancshares, Inc	172,980
107,567		M&T Bank Corp	12,056,109
12,254		Macatawa Bank Corp	94,111
3,486	*	Malvern Bancorp, Inc	45,841
8,871		Mercantile Bank Corp	209,356
9,591		Merchants Bancorp	147,701
32,710		Meridian Bancorp, Inc	385,324
35,241		Meta Financial Group, Inc	649,139
8,963	*	Metropolitan Bank Holding Corp	224,882
283,943		MGIC Investment Corp	2,075,623
9,191		Midland States Bancorp, Inc	149,078
5,843		MidWestOne Financial Group, Inc	121,943
69,956	*	Mr Cooper Group, Inc	670,178
57,418		National Bank Holdings Corp	1,526,170
2,722		National Bankshares, Inc	81,606
41,906		NBT Bancorp, Inc	1,388,346
370,193		New York Community Bancorp, Inc	4,020,296
7,392	*,e	Nicolet Bankshares, Inc	406,708
55,426	*	NMI Holdings, Inc	749,360
3,985		Northeast Bank	66,749
23,045		Northfield Bancorp, Inc	259,717
3,202		Northrim BanCorp, Inc	75,087
106,017		Northwest Bancshares, Inc	1,124,836
3,306		Norwood Financial Corp	78,104
53,420		OceanFirst Financial Corp	900,127
56,581		OFG Bancorp	711,789
2,358		Ohio Valley Banc Corp	59,422
140

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

141,697		Old National Bancorp	$2,007,846
15,107		Old Second Bancorp, Inc	124,331
12,072		Opus Bank	232,024
9,484		Origin Bancorp, Inc	211,398
3,392		Orrstown Financial Services, Inc	52,237
8,412	*	Pacific Mercantile Bancorp	33,732
44,419		Pacific Premier Bancorp, Inc	948,346
100,415		PacWest Bancorp	2,032,400
14,767		Park National Corp	1,181,065
3,840		Parke Bancorp, Inc	54,106
10,060		PCSB Financial Corp	137,319
10,228		Peapack Gladstone Financial Corp	193,002
2,782		Penns Woods Bancorp, Inc	63,708
23,117		PennyMac Financial Services, Inc	697,440
2,432		Peoples Bancorp of North Carolina, Inc	42,317
7,608		Peoples Bancorp, Inc	184,950
2,907		Peoples Financial Services Corp	107,588
355,753		People’s United Financial, Inc	4,514,506
5,959		People’s Utah Bancorp	127,999
62,477		Pinnacle Financial Partners, Inc	2,514,699
353,143		PNC Financial Services Group, Inc	37,669,764
78,009		Popular, Inc	3,010,367
7,341		Preferred Bank	280,059
5,393		Premier Financial Bancorp, Inc	70,109
75,269		Prosperity Bancshares, Inc	4,510,871
4,863		Provident Bancorp Inc	46,393
59,575		Provident Financial Services, Inc	854,901
4,558		Prudential Bancorp, Inc	56,063
6,598		QCR Holdings, Inc	203,086
159,228		Radian Group, Inc	2,385,235
8,182		RBB Bancorp	105,711
779,286		Regions Financial Corp	8,377,325
3,521		Reliant Bancorp Inc	51,266
43,926		Renasant Corp	1,152,179
4,080		Republic Bancorp, Inc (Class A)	135,986
28,579	*	Republic First Bancorp, Inc	75,163
10,113		Riverview Bancorp, Inc	55,925
33,907		S&T Bancorp, Inc	905,656
26,864		Sandy Spring Bancorp, Inc	685,032
39,817	*	Seacoast Banking Corp of Florida	894,688
38,957		ServisFirst Bancshares, Inc	1,383,753
6,457		Shore Bancshares, Inc	71,673
4,948		Sierra Bancorp	100,444
42,386		Signature Bank	4,542,931
78,048		Simmons First National Corp (Class A)	1,459,498
4,022		SmartFinancial, Inc	58,158
30,627		South State Corp	1,771,466
2,602	*	Southern First Bancshares, Inc	75,874
2,640		Southern Missouri Bancorp, Inc	62,647
5,193		Southern National Bancorp of Virginia, Inc	52,294
24,784		Southside Bancshares, Inc	753,681
172,833		Sterling Bancorp	2,131,031
20,195		Stock Yards Bancorp, Inc	667,243
5,685		Summit Financial Group, Inc	100,397
42,603	*	SVB Financial Group	8,229,622
120,502		Synovus Financial Corp	2,531,747
141

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

120,470		TCF Financial Corp	$3,576,754
3,551		Territorial Bancorp, Inc	89,237
39,697	*	Texas Capital Bancshares, Inc	1,102,783
39,374		TFS Financial Corp	537,455
30,786	*	The Bancorp, Inc	214,578
3,470		Timberland Bancorp, Inc	67,145
11,339		Tompkins Financial Corp	765,496
59,093		Towne Bank	1,193,679
30,847		Trico Bancshares	929,112
21,982	*	Tristate Capital Holdings, Inc	312,584
18,008	*	Triumph Bancorp, Inc	499,002
1,088,531		Truist Financial Corp	40,623,977
138,031		Trustco Bank Corp NY	869,595
55,241		Trustmark Corp	1,469,963
36,974		UMB Financial Corp	1,879,758
196,207		Umpqua Holdings Corp	2,457,493
1,840	e	Union Bankshares, Inc	44,215
75,942		United Bankshares, Inc	2,275,222
59,222		United Community Banks, Inc	1,252,249
7,069		United Security Bancshares	47,080
4,117		Unity Bancorp, Inc	59,120
14,041		Univest Financial Corp	248,526
1,141,985		US Bancorp	41,682,453
313,467		Valley National Bancorp	2,620,584
46,527		Veritex Holdings, Inc	817,014
29,173		Walker & Dunlop, Inc	1,121,118
64,136		Washington Federal, Inc	1,714,997
11,923		Washington Trust Bancorp, Inc	417,424
19,848		Waterstone Financial, Inc	288,193
72,662		Webster Financial Corp	2,052,702
3,021,862		Wells Fargo & Co	87,785,091
52,536		WesBanco, Inc	1,296,588
8,275		West Bancorporation, Inc	153,915
25,370		Westamerica Bancorporation	1,598,310
82,993		Western Alliance Bancorp	2,977,789
14,297		Western New England Bancorp, Inc	85,925
41,464		Wintrust Financial Corp	1,737,342
46,380		WSFS Financial Corp	1,353,368
129,048		Zions Bancorporation	4,079,207
		TOTAL BANKS	990,972,937

CAPITAL GOODS - 5.9%
452,483		3M Co	68,741,217
110,155		A.O. Smith Corp	4,668,369
32,873	e	Aaon, Inc	1,566,070
29,134		AAR Corp	570,444
32,693		Acuity Brands, Inc	2,830,887
34,214		Advanced Drainage Systems, Inc	1,387,036
120,893	*	Aecom Technology Corp	4,383,580
19,957	*	Aegion Corp	320,310
60,122	*	Aerojet Rocketdyne Holdings, Inc	2,473,419
17,124	*	Aerovironment, Inc	1,031,892
47,272		AGCO Corp	2,497,852
89,890		Air Lease Corp	2,350,623
11,318		Alamo Group, Inc	1,114,144
24,183		Albany International Corp (Class A)	1,236,719
142

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

75,454		Allegion plc	$7,586,145
4,154	e	Allied Motion Technologies, Inc	119,718
89,072		Allison Transmission Holdings, Inc	3,236,876
49,149		Altra Industrial Motion Corp	1,371,749
12,897	*	Ameresco, Inc	232,920
16,495	*,e	American Superconductor Corp	94,846
15,949	*	American Woodmark Corp	819,938
184,144		Ametek, Inc	15,444,157
16,001		Apogee Enterprises, Inc	327,060
30,024		Applied Industrial Technologies, Inc	1,572,957
39,198		Arcosa, Inc	1,460,909
21,150		Argan, Inc	793,971
12,841	*	Armstrong Flooring, Inc	26,966
39,596		Armstrong World Industries, Inc	3,052,060
17,840	e	Astec Industries, Inc	715,562
12,205	*	Astronics Corp	109,601
43,228	*	Atkore International Group, Inc	1,052,170
46,736	*	Axon Enterprise, Inc	3,398,175
24,471		AZZ, Inc	768,145
41,380		Barnes Group, Inc	1,588,164
47,463	*	Beacon Roofing Supply, Inc	1,044,186
39,286	*,e	Bloom Energy Corp	301,324
8,167	*	Blue Bird Corp	100,209
60,812	*	BMC Stock Holdings, Inc	1,292,255
430,861		Boeing Co	60,760,018
55,600	e	Briggs & Stratton Corp	126,212
91,718	*	Builders FirstSource, Inc	1,683,025
76,853		BWX Technologies, Inc	4,077,820
13,421	e	Caesarstone Sdot-Yam Ltd	131,660
12,384	*	CAI International, Inc	204,212
44,781		Carlisle Cos, Inc	5,416,710
662,543	*	Carrier Global Corp	11,733,637
433,060		Caterpillar, Inc	50,399,523
28,709	*	Chart Industries, Inc	1,025,485
21,840	*,e	CIRCOR International, Inc	326,071
64,452	*,e	Colfax Corp	1,662,217
12,284		Columbus McKinnon Corp	332,651
28,995		Comfort Systems USA, Inc	965,534
13,460	*	Commercial Vehicle Group, Inc	32,573
13,252	*	Construction Partners Inc	242,909
58,134	*	Cornerstone Building Brands, Inc	309,854
41,739		Crane Co	2,272,689
11,849		CSW Industrials, Inc	784,878
24,760		Cubic Corp	946,080
118,227		Cummins, Inc	19,330,115
39,263		Curtiss-Wright Corp	4,069,610
228,273		Deere & Co	33,113,281
103,982		Donaldson Co, Inc	4,557,531
27,155		Douglas Dynamics, Inc	1,003,649
118,914		Dover Corp	11,136,296
6,486	*	Ducommun, Inc	183,165
9,722	*	DXP Enterprises, Inc	145,052
24,056	*,e	Dycom Industries, Inc	784,226
2,789		Eastern Co	50,202
332,995		Eaton Corp	27,805,082
143

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

42,133		EMCOR Group, Inc	$2,676,709
499,430		Emerson Electric Co	28,482,493
16,428		Encore Wire Corp	752,074
16,323	*,e	Energous Corp	36,400
22,221	*,e	Energy Recovery, Inc	180,879
55,008		Enerpac Tool Group Corp	938,436
31,998		EnerSys	1,868,363
12,073		EnPro Industries, Inc	547,511
22,121		ESCO Technologies, Inc	1,687,832
1,925	*,e	EVI Industries, Inc	35,170
69,617	*	Evoqua Water Technologies Corp	1,117,353
466,198		Fastenal Co	16,885,692
57,306		Federal Signal Corp	1,543,251
105,288		Flowserve Corp	2,965,963
106,582		Fluor Corp	1,247,009
240,971		Fortive Corp	15,422,144
110,166		Fortune Brands Home & Security, Inc	5,310,001
12,013	*	Foundation Building Materials, Inc	140,552
40,482		Franklin Electric Co, Inc	2,056,486
47,078	*,e	Gates Industrial Corp plc	404,400
29,558	e	GATX Corp	1,752,789
3,177	*	Gencor Industries, Inc	38,505
49,289	*	Generac Holdings, Inc	4,802,720
204,971		General Dynamics Corp	26,773,312
7,016,144		General Electric Co	47,709,779
24,372	*	Gibraltar Industries, Inc	1,128,424
27,379	*	GMS, Inc	503,226
30,567		Gorman-Rupp Co	901,727
129,734		Graco, Inc	5,793,920
61,615	e	GrafTech International Ltd	500,314
4,289		Graham Corp	56,186
39,572	e	Granite Construction, Inc	650,564
40,660	*	Great Lakes Dredge & Dock Corp	359,434
25,581	e	Greenbrier Cos, Inc	434,365
27,875	e	Griffon Corp	457,429
22,515		H&E Equipment Services, Inc	366,094
62,488	*	Harsco Corp	623,630
129,567	*	HD Supply Holdings, Inc	3,845,549
33,620		HEICO Corp	2,945,112
61,577		HEICO Corp (Class A)	4,453,864
28,566		Helios Technologies, Inc	1,016,093
21,947	*	Herc Holdings, Inc	619,564
62,218		Hexcel Corp	2,152,121
59,682		Hillenbrand, Inc	1,250,338
583,177		Honeywell International, Inc	82,752,816
309,835	*	Howmet Aerospace, Inc	4,049,543
44,242		Hubbell, Inc	5,505,032
32,139		Huntington Ingalls	6,151,726
2,644		Hurco Cos, Inc	86,432
6,113		Hyster-Yale Materials Handling, Inc	238,652
60,718		IDEX Corp	9,328,106
5,855	*	IES Holdings, Inc	115,636
259,083		Illinois Tool Works, Inc	42,100,988
278,782	*	Ingersoll Rand, Inc	8,106,981
11,105		Insteel Industries, Inc	195,115
71,495		ITT, Inc	3,769,216
144

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

104,893		Jacobs Engineering Group, Inc	$8,679,896
72,150	*	JELD-WEN Holding, Inc	916,305
25,241		John Bean Technologies Corp	1,936,994
623,303		Johnson Controls International plc	18,144,350
6,195		Kadant, Inc	520,938
23,443		Kaman Corp	908,651
64,584		Kennametal, Inc	1,653,996
87,155	*	Kratos Defense & Security Solutions, Inc	1,309,068
178,592		L3Harris Technologies, Inc	34,593,270
1,917	*	Lawson Products, Inc	64,430
5,409	*	LB Foster Co (Class A)	77,836
27,994		Lennox International, Inc	5,225,920
46,831		Lincoln Electric Holdings, Inc	3,770,364
11,290		Lindsay Corp	1,016,100
200,216		Lockheed Martin Corp	77,896,037
19,317		Luxfer Holdings plc	262,132
9,749	*	Lydall, Inc	109,189
53,388	*	Manitowoc Co, Inc	492,237
221,233		Masco Corp	9,079,402
17,650	*	Masonite International Corp	1,042,762
51,564	*,e	Mastec, Inc	1,851,148
52,007	e	Maxar Technologies, Inc	655,808
44,288	*	Mercury Systems, Inc	3,948,718
54,856	*	Meritor, Inc	1,124,548
43,483	*,e	Middleby Corp	2,418,959
6,122		Miller Industries, Inc	185,986
24,373		Moog, Inc (Class A)	1,205,976
51,629	*,e	MRC Global, Inc	276,731
35,576		MSC Industrial Direct Co (Class A)	2,121,753
56,321		Mueller Industries, Inc	1,458,714
126,001		Mueller Water Products, Inc (Class A)	1,195,749
8,810	*	MYR Group, Inc	264,300
3,530		National Presto Industries, Inc	287,024
44,085	*	Navistar International Corp	1,047,900
32,044	e	NN, Inc	110,552
47,600		Nordson Corp	7,659,316
126,511		Northrop Grumman Corp	41,833,392
5,149	*	Northwest Pipe Co	125,224
104,096	*	NOW, Inc	642,272
7,817	*	NV5 Global Inc	365,445
124,065		nVent Electric plc	2,313,812
1,285	e	Omega Flex, Inc	115,779
53,739		Oshkosh Corp	3,628,995
325,894	*	Otis Worldwide Corp	16,591,264
85,177		Owens Corning, Inc	3,693,275
270,300		PACCAR, Inc	18,712,869
17,810		Park Aerospace Corp	237,051
104,551		Parker-Hannifin Corp	16,531,604
16,093	*	Parsons Corp	601,878
21,079		Patrick Industries, Inc	868,876
133,592		Pentair plc	4,620,947
53,663	*	PGT, Inc	554,875
238,525	*,e	Plug Power, Inc	998,227
6,290		Powell Industries, Inc	159,577
1,077		Preformed Line Products Co	53,505
27,331		Primoris Services Corp	426,637
145

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

21,502	*	Proto Labs, Inc	$2,184,388
19,158		Quanex Building Products Corp	238,900
116,825		Quanta Services, Inc	4,247,757
20,497		Raven Industries, Inc	456,468
1,187,084	*	Raytheon Technologies Corp	76,934,914
19,075	*	RBC Bearings, Inc	2,416,421
33,248		Regal-Beloit Corp	2,360,940
95,538	*	Resideo Technologies, Inc	490,110
36,879	e	REV Group, Inc	196,196
82,974		Rexnord Corp	2,262,701
93,497		Rockwell Automation, Inc	17,715,812
82,996		Roper Technologies Inc	28,304,126
17,334		Rush Enterprises, Inc (Class A)	650,025
2,932		Rush Enterprises, Inc (Class B)	103,529
124,711	*	Sensata Technologies Holding plc	4,536,986
34,852		Simpson Manufacturing Co, Inc	2,512,829
33,622	*,e	SiteOne Landscape Supply, Inc	2,979,918
43,874	e	Snap-On, Inc	5,716,343
81,623		Spirit Aerosystems Holdings, Inc (Class A)	1,808,766
38,672	*	SPX Corp	1,474,563
32,583	*	SPX FLOW, Inc	1,061,228
7,239		Standex International Corp	360,792
122,748		Stanley Black & Decker, Inc	13,526,830
16,087	*	Sterling Construction Co, Inc	158,940
86,098	*	Sunrun, Inc	1,207,955
11,228		Systemax, Inc	222,988
28,687	*	Teledyne Technologies, Inc	9,342,495
14,484		Tennant Co	857,018
47,632		Terex Corp	723,530
39,562	*,e	Textainer Group Holdings Ltd	347,354
187,957		Textron, Inc	4,954,547
22,888	*	Thermon Group Holdings	349,729
52,367		Timken Co	1,967,952
29,909		Titan International, Inc	42,172
10,075	*	Titan Machinery, Inc	94,705
87,131		Toro Co	5,559,829
43,174	*	TPI Composites, Inc	756,840
193,077	*	Trane Technologies plc	16,878,791
41,133		TransDigm Group, Inc	14,934,570
46,872	*,e	Trex Co, Inc	4,463,152
47,340	*	Trimas Corp	1,128,586
86,801	e	Trinity Industries, Inc	1,674,391
46,220		Triton International Ltd	1,431,896
17,892	e	Triumph Group, Inc	125,960
28,202	*	Tutor Perini Corp	197,414
4,906	*	Twin Disc, Inc	29,485
59,588	*	United Rentals, Inc	7,657,058
119,183	*	Univar Solutions Inc	1,730,537
47,273		Universal Forest Products, Inc	1,943,866
16,779		Valmont Industries, Inc	1,967,170
7,781	*	Vectrus, Inc	404,690
7,165	*,e	Veritiv Corp	67,136
13,467	*	Vicor Corp	716,040
19,540	*	Vivint Solar, Inc	123,884
35,591		W.W. Grainger, Inc	9,808,168
39,948	e	Wabash National Corp	327,574
146

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

40,684	*	WABCO Holdings, Inc	$5,467,116
145,767		Wabtec Corp	8,224,174
26,049	e	Watsco, Inc	4,193,629
22,424		Watts Water Technologies, Inc (Class A)	1,847,738
118,218	*	Welbilt, Inc	582,815
28,126	*	WESCO International, Inc	727,620
2,164	*	Willis Lease Finance Corp	43,302
34,325	*	Willscot Corp	399,886
43,457		Woodward Inc	2,631,756
146,662		Xylem, Inc	10,544,998
		TOTAL CAPITAL GOODS	1,349,117,173

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
55,778		ABM Industries, Inc	1,923,783
33,778	*	Acacia Research (Acacia Technologies)	85,458
99,433		ACCO Brands Corp	735,804
129,255	e	ADT, Inc	740,631
55,283	*	Advanced Disposal Services, Inc	1,782,877
41,418	*	ASGN Inc	1,923,866
4,343		Barrett Business Services, Inc	212,460
3,767		BG Staffing, Inc	45,769
42,167		Brady Corp (Class A)	1,835,951
49,226	*,e	BrightView Holdings, Inc	631,077
40,427	e	Brink’s Co	2,066,628
36,837	*	Casella Waste Systems, Inc (Class A)	1,708,500
40,899	*	CBIZ, Inc	971,351
15,922	*	Ceco Environmental Corp	86,297
15,071	*	Cimpress plc	1,097,018
69,496		Cintas Corp	15,416,298
37,804	*	Clean Harbors, Inc	2,019,868
164,432	*	Copart, Inc	13,172,648
29,343	*	CoStar Group, Inc	19,021,893
66,196		Covanta Holding Corp	515,005
4,475		CRA International, Inc	188,532
27,013		Deluxe Corp	760,956
10,428	*,e	Emerald Holding, Inc	23,776
18,634		Ennis, Inc	346,779
97,740		Equifax, Inc	13,576,086
41,740		Exponent, Inc	2,935,574
4,961	*	Forrester Research, Inc	155,279
6,551	*	Franklin Covey Co	135,933
29,740	*	FTI Consulting, Inc	3,787,686
5,601	*	GP Strategies Corp	44,584
57,493	e	Healthcare Services Group	1,465,497
15,294		Heidrick & Struggles International, Inc	343,197
8,242	*	Heritage-Crystal Clean, Inc	151,241
45,843		Herman Miller, Inc	1,033,301
38,514		HNI Corp	937,431
17,903	*	Huron Consulting Group, Inc	1,003,284
106,045	*	IAA, Inc	4,093,337
11,753		ICF International, Inc	864,316
316,119		IHS Markit Ltd	21,274,809
27,397	*	Innerworkings, Inc	48,493
28,270		Insperity, Inc	1,348,762
35,215		Interface, Inc	325,387
102,781	e	KAR Auction Services, Inc	1,539,659
147

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

18,569		Kelly Services, Inc (Class A)	$286,891
12,856		Kforce, Inc	385,037
17,697		Kimball International, Inc (Class B)	217,142
26,680		Knoll, Inc	311,089
44,333		Korn/Ferry International	1,278,120
46,558		Manpower, Inc	3,456,466
24,137		Matthews International Corp (Class A)	577,840
18,198		McGrath RentCorp	992,701
15,128	*	Mistras Group, Inc	71,858
33,440		Mobile Mini, Inc	955,381
29,516	e	MSA Safety, Inc	3,321,436
278,241		Nielsen NV	4,098,490
8,365		NL Industries, Inc	28,023
182,036		Pitney Bowes, Inc	642,587
67,570	*,e	Precigen, Inc	243,252
59,629	e	Quad Graphics, Inc	221,820
175,507		Republic Services, Inc	13,749,218
15,209		Resources Connection, Inc	165,474
94,097		Robert Half International, Inc	4,447,965
113,906		Rollins, Inc	4,556,240
91,455	e	RR Donnelley & Sons Co	156,388
17,984	*	SP Plus Corp	379,283
82,937		Steelcase, Inc (Class A)	908,160
70,929	*	Stericycle, Inc	3,461,335
40,398	*	Team, Inc	249,256
44,767		Tetra Tech, Inc	3,370,060
152,993		TransUnion	12,054,319
33,491	*	TriNet Group, Inc	1,640,054
27,821	*	TrueBlue, Inc	432,060
12,296		Unifirst Corp	2,067,572
12,067	e	US Ecology, Inc	395,556
130,781		Verisk Analytics, Inc	19,987,260
14,492		Viad Corp	347,373
4,765		VSE Corp	91,583
344,090		Waste Management, Inc	34,415,882
4,929	*,e	Willdan Group, Inc	124,999
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	242,465,251

CONSUMER DURABLES & APPAREL - 1.2%
31,572	e	Acushnet Holdings Corp	865,073
39,646	*	American Outdoor Brands Corp	375,249
6,475		Bassett Furniture Industries, Inc	44,289
13,008	*	Beazer Homes USA, Inc	91,576
61,550		Brunswick Corp	2,937,166
81,438		Callaway Golf Co	1,166,192
117,166	*	Capri Holdings Ltd	1,786,782
33,939		Carter’s, Inc	2,654,030
8,835	*	Cavco Industries, Inc	1,366,598
12,938	*	Century Communities, Inc	277,132
10,630		Clarus Corp	113,528
24,131	e	Columbia Sportswear Co	1,758,909
53,685	*	CROCS, Inc	1,301,861
5,513		Culp, Inc	39,197
22,691	*	Deckers Outdoor Corp	3,375,513
257,449		DR Horton, Inc	12,156,742
3,637		Escalade, Inc	31,096
148

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

39,428		Ethan Allen Interiors, Inc	$445,931
4,787		Flexsteel Industries, Inc	45,955
57,082	*,e	Fossil Group, Inc	226,045
120,764		Garmin Ltd	9,801,206
40,146	*,e	G-III Apparel Group Ltd	454,854
74,505	*,e	GoPro, Inc	262,258
20,058	*	Green Brick Partners, Inc	178,717
7,083	e	Hamilton Beach Brands Holding Co	93,425
286,033	e	Hanesbrands, Inc	2,843,168
101,394		Hasbro, Inc	7,321,661
19,980	*	Helen of Troy Ltd	3,282,314
6,640		Hooker Furniture Corp	99,534
20,070	*	Installed Building Products, Inc	989,652
21,214	*,e	iRobot Corp	1,293,206
3,431		Johnson Outdoors, Inc	234,543
73,756		KB Home	1,935,358
35,605	e	Kontoor Brands, Inc	691,093
45,145		La-Z-Boy, Inc	1,058,650
102,406		Leggett & Platt, Inc	3,597,523
9,796		Lennar Corp (B Shares)	373,717
223,615		Lennar Corp (Class A)	11,196,403
22,441	*	LGI Homes, Inc	1,359,476
3,744		Lifetime Brands, Inc	21,341
15,674	*,e	Lovesac Co	186,991
95,910	*	Lululemon Athletica, Inc	21,433,967
17,044	*	M/I Homes, Inc	433,940
15,772	*	Malibu Boats, Inc	542,241
6,686		Marine Products Corp	64,988
11,236	*	MasterCraft Boat Holdings, Inc	117,416
261,109	*,e	Mattel, Inc	2,276,871
47,716		MDC Holdings, Inc	1,395,693
31,806	*	Meritage Homes Corp	1,671,723
47,695	*	Mohawk Industries, Inc	4,183,805
20,975		Movado Group, Inc	216,252
2,520		Nacco Industries, Inc (Class A)	88,578
307,589		Newell Brands Inc	4,269,335
945,805		Nike, Inc (Class B)	82,455,280
2,467	*	NVR, Inc	7,647,700
16,346	e	Oxford Industries, Inc	685,224
46,127		Polaris Inc	3,271,788
202,421		Pulte Homes, Inc	5,722,442
58,849		PVH Corp	2,897,136
38,691		Ralph Lauren Corp	2,854,622
106,421	*	Skechers U.S.A., Inc (Class A)	2,998,944
39,643	*	Skyline Champion Corp	781,364
50,941	*	Sonos, Inc	520,617
70,267		Steven Madden Ltd	1,761,594
19,029		Sturm Ruger & Co, Inc	1,012,343
2,932		Superior Uniform Group, Inc	25,567
229,054		Tapestry, Inc	3,408,324
114,253	*	Taylor Morrison Home Corp	1,662,381
35,239	*	Tempur Sealy International, Inc	1,894,096
101,662		Toll Brothers, Inc	2,441,921
25,210	*	TopBuild Corp	2,349,320
133,679	*	TRI Pointe Homes, Inc	1,534,635
41,883		Tupperware Brands Corp	134,863
149

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

142,549	*,e	Under Armour, Inc (Class A)	$1,485,361
146,854	*	Under Armour, Inc (Class C)	1,361,337
14,239	*	Unifi, Inc	147,374
11,051	*	Universal Electronics, Inc	456,185
10,709	*	Vera Bradley, Inc	59,007
252,344		VF Corp	14,661,186
46,570	*	Vista Outdoor, Inc	471,288
50,033	e	Whirlpool Corp	5,590,687
74,976		Wolverine World Wide, Inc	1,536,258
44,953	*,e	YETI Holdings, Inc	1,241,152
16,438	*,e	ZAGG, Inc	54,245
		TOTAL CONSUMER DURABLES & APPAREL	268,153,004

CONSUMER SERVICES - 1.9%
46,822	*	Adtalem Global Education, Inc	1,487,535
8,703	*	American Public Education, Inc	224,276
202,829		ARAMARK Holdings Corp	5,539,260
39,159		BBX Capital Corp	83,017
2,288	*	Biglari Holdings, Inc (B Shares)	160,137
9,989	e	BJ’s Restaurants, Inc	218,360
76,061		Bloomin’ Brands, Inc	916,535
70,081		Boyd Gaming Corp	1,169,652
45,380	*	Bright Horizons Family Solutions	5,284,501
25,589	e	Brinker International, Inc	595,712
462,503	*	Caesars Entertainment Corp	4,467,779
368,079	e	Carnival Corp	5,852,456
14,241		Carriage Services, Inc	213,900
33,199	*,e	Carrols Restaurant Group, Inc	121,176
10,670	*	Century Casinos, Inc	48,388
36,491	e	Cheesecake Factory	813,384
94,007	*	Chegg, Inc	4,018,799
20,592	*	Chipotle Mexican Grill, Inc (Class A)	18,091,102
25,802	e	Choice Hotels International, Inc	1,936,440
27,797		Churchill Downs, Inc	2,785,815
9,242	*	Chuy’s Holdings, Inc	154,896
4,522		Collectors Universe	99,348
17,291		Cracker Barrel Old Country Store, Inc	1,684,143
97,722		Darden Restaurants, Inc	7,210,906
11,108	e	Dave & Buster’s Entertainment, Inc	162,621
47,047	*,e	Del Taco Restaurants, Inc	276,636
51,012	*	Denny’s Corp	574,905
7,795	e	Dine Brands Global Inc.	346,020
33,258		Domino’s Pizza, Inc	12,037,068
39,635	*	Drive Shack, Inc	52,318
60,906		Dunkin Brands Group, Inc	3,827,333
12,324	*	El Pollo Loco Holdings, Inc	150,723
45,893	*,e	Eldorado Resorts, Inc	983,946
138,810		Extended Stay America, Inc	1,508,865
38,534	*	Fiesta Restaurant Group, Inc	280,335
72,964	*	frontdoor, Inc	2,824,436
24,424	*	Golden Entertainment, Inc	230,563
3,415		Graham Holdings Co	1,331,884
38,682	*	Grand Canyon Education, Inc	3,327,426
157,350		H&R Block, Inc	2,619,878
69,746	*	Hilton Grand Vacations, Inc	1,436,768
218,797	e	Hilton Worldwide Holdings, Inc	16,565,121
150

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

81,207	*	Houghton Mifflin Harcourt Co	$129,931
27,534		Hyatt Hotels Corp	1,549,063
82,212		International Game Technology plc	619,878
6,138	*	J Alexander’s Holdings, Inc	32,470
22,062	e	Jack in the Box, Inc	1,330,339
42,184	*	K12, Inc	957,999
272,935		Las Vegas Sands Corp	13,106,339
91,857	*	Laureate Education, Inc	869,886
30,846	*	Lindblad Expeditions Holdings, Inc	206,051
221,066		Marriott International, Inc (Class A)	20,103,742
34,568		Marriott Vacations Worldwide Corp	2,869,144
611,606		McDonald’s Corp	114,712,821
399,556		MGM Resorts International	6,724,527
5,998	*	Monarch Casino & Resort, Inc	199,973
1,517		Nathan’s Famous, Inc	85,362
10,030	*,e	Noodles & Co	62,688
174,039	*	Norwegian Cruise Line Holdings Ltd	2,854,240
32,278	e	OneSpaWorld Holdings Ltd	210,130
15,209	e	Papa John’s International, Inc	1,093,831
75,971	*,e	Penn National Gaming, Inc	1,353,803
52,671	*	Perdoceo Education Corp	684,723
62,826	*	Planet Fitness, Inc	3,790,293
40,494	*	PlayAGS, Inc	177,769
17,426	*	Potbelly Corp	60,120
16,962		RCI Hospitality Holdings, Inc	212,534
7,293	*,e	Red Lion Hotels Corp	11,742
17,963	*,e	Red Robin Gourmet Burgers, Inc	262,799
62,849		Red Rock Resorts, Inc	688,825
27,918	*,e	Regis Corp	346,742
141,427	e	Royal Caribbean Cruises Ltd	6,614,541
33,150	e	Ruth’s Hospitality Group Inc	373,103
62,348	*,e	Scientific Games Corp (Class A)	786,208
38,900	*,e	SeaWorld Entertainment, Inc	571,441
56,119	*	Select Interior Concepts Inc	179,581
144,100		Service Corp International	5,294,234
105,980	*	ServiceMaster Global Holdings, Inc	3,608,619
21,242	*	Shake Shack, Inc	1,157,901
67,541		Six Flags Entertainment Corp	1,351,495
957,934		Starbucks Corp	73,502,276
16,600	e	Strategic Education, Inc	2,644,380
23,473	*,e	Target Hospitality Corp	47,415
53,525		Texas Roadhouse, Inc (Class A)	2,520,492
14,842	e	Twin River Worldwide Holdings Inc	234,207
32,193		Vail Resorts, Inc	5,505,003
136,278		Wendy’s	2,706,481
23,960	e	Wingstop, Inc	2,809,789
45,831	*	WW International Inc	1,169,149
79,602		Wyndham Destinations, Inc	2,035,423
72,618		Wyndham Hotels & Resorts, Inc	2,738,425
79,380		Wynn Resorts Ltd	6,789,371
293,941		Yum China Holdings, Inc	14,244,381
250,441		Yum! Brands, Inc	21,645,616
		TOTAL CONSUMER SERVICES	445,551,658

DIVERSIFIED FINANCIALS - 3.2%
39,199		Affiliated Managers Group, Inc	2,742,362
151

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

28,747		AG Mortgage Investment Trust	$91,703
433,261		AGNC Investment Corp	5,381,102
297,915		Ally Financial, Inc	4,882,827
536,893		American Express Co	48,991,486
101,505		Ameriprise Financial, Inc	11,666,985
1,098,642		Annaly Capital Management, Inc	6,866,513
92,233		Anworth Mortgage Asset Corp	158,641
128,059		Apollo Commercial Real Estate Finance, Inc	1,043,681
18,424		Ares Commercial Real Estate Corp	142,786
57,232		Ares Management Corp	1,920,134
87,115		Arlington Asset Investment Corp (Class A)	246,535
59,834		ARMOUR Residential REIT, Inc	528,933
40,288		Artisan Partners Asset Management, Inc	1,186,079
10,353	*,e	Assetmark Financial Holdings, Inc	248,368
2,450	e	Associated Capital Group, Inc	93,762
12,562		B. Riley Financial, Inc	249,858
26,111		Banco Latinoamericano de Exportaciones S.A. (Class E)	298,188
646,756		Bank of New York Mellon Corp	24,279,220
180,369		BGC Partners, Inc (Class A)	558,242
95,631		BlackRock, Inc	48,010,587
98,281		Blackstone Mortgage Trust, Inc	2,312,552
39,851	*	Blucora, Inc	560,704
76,771		Brightsphere Investment Group, Inc	568,873
6,593	*,†	Calamos Asset Management, Inc	0
63,923	*	Cannae Holdings, Inc	2,016,771
365,878		Capital One Financial Corp	23,694,259
51,594		Capstead Mortgage Corp	267,773
89,199		CBOE Global Markets, Inc	8,864,597
930,047		Charles Schwab Corp	35,081,373
48,054		Cherry Hill Mortgage Investment Corp	334,456
138,953		Chimera Investment Corp	1,079,665
287,022		CME Group, Inc	51,150,191
25,360		Cohen & Steers, Inc	1,464,286
79,651		Colony Credit Real Estate, Inc	383,121
15,293	*	Cowen Group, Inc	167,458
7,887	*,e	Credit Acceptance Corp	2,457,353
6,319	*,e	Curo Group Holdings Corp	58,893
2,676		Diamond Hill Investment Group, Inc	293,183
252,196		Discover Financial Services	10,836,862
18,466	*	Donnelley Financial Solutions, Inc	134,433
16,169		Dynex Capital, Inc	231,378
177,420		E*TRADE Financial Corp	7,205,026
86,607		Eaton Vance Corp	3,178,477
26,365	*	Elevate Credit, Inc	49,303
32,288	e	Ellington Financial Inc	335,472
30,693	*,e	Encore Capital Group, Inc	797,404
20,051	*	Enova International, Inc	321,618
31,264		Evercore Inc	1,613,222
27,938	*,e	Ezcorp, Inc (Class A)	156,453
30,425		Factset Research Systems, Inc	8,366,875
76,506		Federated Investors, Inc (Class B)	1,742,042
117,395	e	FGL Holdings	1,218,560
32,718		FirstCash, Inc	2,350,461
24,684	*,e	Focus Financial Partners, Inc	588,960
225,279	e	Franklin Resources, Inc	4,244,256
20,991	e	Gain Capital Holdings, Inc	137,281
152

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

2,450		GAMCO Investors, Inc (Class A)	$31,703
257,193		Goldman Sachs Group, Inc	47,174,340
53,217		Granite Point Mortgage Trust, Inc	265,021
53,204		Great Ajax Corp	462,875
35,493	*	Green Dot Corp	1,082,537
22,909		Greenhill & Co, Inc	244,439
17,627		Hamilton Lane, Inc	1,143,111
33,192		Houlihan Lokey, Inc	1,970,941
58,296		Interactive Brokers Group, Inc (Class A)	2,390,136
444,910		Intercontinental Exchange Group, Inc	39,797,200
10,594	*	INTL FCStone, Inc	423,336
303,400		Invesco Ltd	2,615,308
119,424		Invesco Mortgage Capital, Inc	363,049
126,132	e	Janus Henderson Group plc	2,257,763
192,210		Jefferies Financial Group, Inc	2,637,121
32,622		KKR Real Estate Finance Trust, Inc	514,775
91,765		Ladder Capital Corp	729,532
82,916		Lazard Ltd (Class A)	2,280,190
70,749		Legg Mason, Inc	3,525,423
43,832	*,e	LendingClub Corp	336,191
61,306		LPL Financial Holdings, Inc	3,691,847
29,896		MarketAxess Holdings, Inc	13,602,979
3,189		Marlin Business Services Corp	33,931
363,947		MFA Financial Inc	636,907
36,381		Moelis & Co	1,086,700
132,668		Moody’s Corp	32,357,725
938,934		Morgan Stanley	37,022,168
14,991		Morningstar, Inc	2,337,996
66,716		MSCI, Inc (Class A)	21,816,132
93,578		Nasdaq Inc	10,262,699
158,729		Navient Corp	1,209,515
11,109		Nelnet, Inc (Class A)	534,898
324,611		New Residential Investment Corp	1,976,881
305,145		New York Mortgage Trust, Inc	665,216
17,297	*,†	NewStar Financial, Inc	4,176
158,123		Northern Trust Corp	12,517,017
92,503	*	On Deck Capital, Inc	111,929
59,602		OneMain Holdings, Inc	1,442,964
5,009		Oppenheimer Holdings, Inc	103,085
41,882		Orchid Island Capital, Inc	165,015
79,564		PennyMac Mortgage Investment Trust	827,466
12,064	*	Pico Holdings, Inc	103,268
15,025		Piper Jaffray Cos	809,998
20,764		PJT Partners, Inc	1,009,961
34,795	*	PRA Group, Inc	965,213
8,894		Pzena Investment Management, Inc (Class A)	43,759
101,834		Raymond James Financial, Inc	6,712,897
11,425		Ready Capital Corp	76,205
91,419		Redwood Trust, Inc	374,818
5,910	*	Regional Management Corp	94,205
199,896		S&P Global, Inc	58,545,540
15,419		Safeguard Scientifics, Inc	109,321
101,353		Santander Consumer USA Holdings, Inc	1,580,093
21,238		Sculptor Capital Management, Inc	311,349
102,970		SEI Investments Co	5,247,351
3,406		Silvercrest Asset Management Group, Inc	34,673
153

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

334,559		SLM Corp	$2,790,222
202,486		Starwood Property Trust, Inc	2,620,169
287,159		State Street Corp	18,102,503
52,897		Stifel Financial Corp	2,342,279
504,756		Synchrony Financial	9,989,121
185,830		T Rowe Price Group, Inc	21,487,523
217,783		TD Ameritrade Holding Corp	8,552,338
46,510		TPG RE Finance Trust, Inc	357,662
207,916		Two Harbors Investment Corp	950,176
46,547	e	Virtu Financial, Inc	1,087,803
3,892		Virtus Investment Partners, Inc	316,303
107,581		Voya Financial, Inc	4,859,434
46,753	e	Waddell & Reed Financial, Inc (Class A)	680,256
24,220		Western Asset Mortgage Capital Corp	73,871
5,515		Westwood Holdings Group, Inc	127,010
65,487		WisdomTree Investments, Inc	212,178
3,309	*,e	World Acceptance Corp	224,516
		TOTAL DIVERSIFIED FINANCIALS	737,295,835

ENERGY - 2.8%
98,619	*,e	Abraxas Petroleum Corp	31,035
30,534		Amplify Energy Corp	40,305
191,374	e	Antero Midstream Corp	909,026
206,329	*,e	Antero Resources Corp	614,860
316,190		Apache Corp	4,135,765
62,566	*,e	Apergy Corp	576,233
12,389	e	Arch Coal, Inc	361,635
114,106		Archrock, Inc	548,850
35,087		Ardmore Shipping Corp	230,872
525,557		Baker Hughes Co	7,331,520
77,130		Berry Petroleum Co LLC	264,556
12,844	*,e	Bonanza Creek Energy, Inc	224,256
11,462		Brigham Minerals, Inc	147,745
330,142		Cabot Oil & Gas Corp	7,137,670
34,097		Cactus, Inc	606,245
432,545	*,e	Callon Petroleum Co	406,463
158,201	*,e	Centennial Resource Development, Inc	186,677
179,515	*	Cheniere Energy, Inc	8,381,555
1,545,416		Chevron Corp	142,178,272
84,157		Cimarex Energy Co	2,139,271
128,858	*	Clean Energy Fuels Corp	277,689
148,841	*,e	CNX Resources Corp	1,577,715
18,553	*	Comstock Resources Inc	142,116
160,233		Concho Resources, Inc	9,088,416
879,761		ConocoPhillips	37,037,938
29,581	*	CONSOL Energy, Inc	224,520
63,518	e	Continental Resources, Inc	1,041,060
13,475	*,e	Contura Energy Inc	51,474
18,547	*,e	Covia Holdings Corp	12,056
25,220		CVR Energy, Inc	601,497
60,172	e	Delek US Holdings, Inc	1,405,016
471,080	*,e	Denbury Resources, Inc	167,469
311,867		Devon Energy Corp	3,888,981
92,888	e	DHT Holdings, Inc	674,367
17,496	*,e	Diamond S Shipping Inc	217,125
154

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

129,957		Diamondback Energy, Inc	$5,658,328
14,449	e	DMC Global, Inc	372,929
28,081	*	Dorian LPG Ltd	266,489
24,194	*	Dril-Quip, Inc	801,547
55,980	*,e	Earthstone Energy, Inc	129,314
61,062	*,e	Energy Fuels, Inc	108,690
471,773		EOG Resources, Inc	22,413,935
199,464		EQT Corp	2,910,180
160,200	e	Equitrans Midstream Corp	1,342,476
14,195	*	Era Group, Inc	72,678
18,488		Evolution Petroleum Corp	54,909
11,731	*	Exterran Corp	79,771
137,437	*,e	Extraction Oil & Gas, Inc	72,787
3,429,129	d	Exxon Mobil Corp	159,351,625
27,602		Falcon Minerals Corp	67,487
152,912	*,e	Forum Energy Technologies, Inc	65,752
159,691	*	Frank’s International NV	388,049
60,197	e	GasLog Ltd	278,110
73,234	e	Golar LNG Ltd	519,229
53,948	e	Green Plains Inc	316,675
151,931	*,e	Gulfport Energy Corp	388,184
7,725		Hallador Energy Co	5,884
713,457		Halliburton Co	7,491,298
190,462	*	Helix Energy Solutions Group, Inc	483,773
90,758	e	Helmerich & Payne, Inc	1,794,286
212,517		Hess Corp	10,336,827
71,409	*,e	HighPoint Resources Corp	23,679
116,065		HollyFrontier Corp	3,834,788
20,790		International Seaways, Inc	503,118
1,569,404		Kinder Morgan, Inc	23,902,023
290,467		Kosmos Energy Ltd	479,271
290,729	*	Laredo Petroleum Holdings, Inc	316,895
25,902	e	Liberty Oilfield Services, Inc	122,257
72,043	*,e	Magnolia Oil & Gas Corp	466,118
609,336	e	Marathon Oil Corp	3,729,136
520,139		Marathon Petroleum Corp	16,686,059
77,386	*,e	Matador Resources Co	544,797
14,345	*	Matrix Service Co	149,762
17,080	*,e	Montage Resources Corp	116,656
122,549	e	Murphy Oil Corp	1,453,431
5,749	e	Nabors Industries Ltd	84,679
17,684	*,e	National Energy Services Reunited Corp	90,365
287,853		National Oilwell Varco, Inc	3,638,462
6,426	*	Natural Gas Services Group, Inc	40,805
6,147	*,e	NCS Multistage Holdings, Inc	4,118
136,214	*	Newpark Resources, Inc	208,407
103,968	*	NexTier Oilfield Solutions, Inc	241,206
19,146	*,e	Nine Energy Service, Inc	27,762
468,553	*,e	Noble Corp plc	120,887
392,325		Noble Energy, Inc	3,848,708
118,379	e	Nordic American Tankers Ltd	712,642
443,778	*,e	Northern Oil And Gas, Inc	371,531
285,503	*,e	Oasis Petroleum, Inc	200,966
725,867	e	Occidental Petroleum Corp	12,049,392
82,101	*	Oceaneering International, Inc	421,999
50,513	*	Oil States International, Inc	173,765
155

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

331,260		ONEOK, Inc	$9,914,612
64,453	*	Overseas Shipholding Group, Inc	161,133
9,875		Panhandle Oil and Gas, Inc (Class A)	42,759
47,820	*	Par Pacific Holdings, Inc	464,810
222,461		Parsley Energy, Inc	2,102,256
134,449		Patterson-UTI Energy, Inc	496,117
85,494		PBF Energy, Inc	974,632
83,500	*	PDC Energy, Inc	1,084,665
85,222	e	Peabody Energy Corp	288,903
16,488	*,e	Penn Virginia Corp	103,710
358,677		Phillips 66	26,244,396
133,949		Pioneer Natural Resources Co	11,962,985
46,634	*	ProPetro Holding Corp	197,728
229,802		QEP Resources Inc	226,585
161,332	e	Range Resources Corp	940,566
28,629	*,e	Renewable Energy Group, Inc	710,285
3,133	*	Rex American Resources Corp	186,351
61,419	*,e	Ring Energy, Inc	55,357
34,279	e	RPC, Inc	116,891
21,991	*	SandRidge Energy, Inc	43,762
1,110,128		Schlumberger Ltd	18,672,353
32,362	e	Scorpio Tankers, Inc	708,404
19,352	*	SEACOR Holdings, Inc	546,888
8,251	*	SEACOR Marine Holdings, Inc	25,826
51,332	*,e	Select Energy Services, Inc	246,394
89,233	e	SFL Corp Ltd	1,007,441
3,507	*,e	SilverBow Resources, Inc	18,973
101,967		SM Energy Co	412,966
15,317	*,e	Smart Sand, Inc	12,713
51,656	e	Solaris Oilfield Infrastructure, Inc	353,327
449,435	*	Southwestern Energy Co	1,451,675
11,179	*,e	Talos Energy, Inc	127,329
193,216		Targa Resources Investments, Inc	2,504,079
64,660	*,e	Teekay Corp	240,535
19,265	*	Teekay Tankers Ltd	391,272
110,593	*,e	Tellurian, Inc	157,042
14,809	*,e	Tidewater, Inc	85,300
465,925	*,e	Transocean Ltd (NYSE)	596,384
75,588	*,e	Uranium Energy Corp	83,147
84,372	e	US Silica Holdings, Inc	161,994
332,097		Valero Energy Corp	21,038,345
109,282	*,e	W&T Offshore, Inc	302,711
970,592		Williams Cos, Inc	18,800,367
62,394		World Fuel Services Corp	1,559,850
361,190	*	WPX Energy, Inc	2,214,095
		TOTAL ENERGY	651,233,059

FOOD & STAPLES RETAILING - 1.5%
24,333		Andersons, Inc	412,931
29,321		Casey’s General Stores, Inc	4,439,493
19,002	*,e	Chefs’ Warehouse Holdings, Inc	267,548
356,862		Costco Wholesale Corp	108,129,186
41,937	*,e	Grocery Outlet Holding Corp	1,395,244
8,756	e	Ingles Markets, Inc (Class A)	357,507
649,996		Kroger Co	20,546,373
10,727		Natural Grocers by Vitamin C	120,893
156

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

96,971	*	Performance Food Group Co	$2,846,099
17,670		Pricesmart, Inc	1,122,752
44,435	*,e	Rite Aid Corp	636,753
22,179		SpartanNash Co	380,370
94,195	*	Sprouts Farmers Market, Inc	1,957,372
383,874		SYSCO Corp	21,600,590
58,226	*	United Natural Foods, Inc	619,525
173,060	*	US Foods Holding Corp	3,720,790
4,388		Village Super Market (Class A)	105,444
614,783		Walgreens Boots Alliance, Inc	26,613,956
1,126,514		Walmart, Inc	136,927,777
8,321	e	Weis Markets, Inc	416,300
		TOTAL FOOD & STAPLES RETAILING	332,616,903

FOOD, BEVERAGE & TOBACCO - 3.4%
72,443	*,e	22nd Century Group, Inc	68,111
1,515		Alico, Inc	44,405
1,512,885		Altria Group, Inc	59,380,736
447,873		Archer-Daniels-Midland Co	16,634,003
58,108	e	B&G Foods, Inc (Class A)	1,128,457
38,572	*	Beyond Meat, Inc	3,818,242
6,742	*	Boston Beer Co, Inc (Class A)	3,145,210
43,770		Brown-Forman Corp (Class A)	2,482,634
140,198	e	Brown-Forman Corp (Class B)	8,720,316
110,582		Bunge Ltd	4,386,788
14,630		Calavo Growers, Inc	848,540
29,725	*	Cal-Maine Foods, Inc	1,233,885
135,341		Campbell Soup Co	6,764,343
3,102,713		Coca-Cola Co	142,383,500
4,574		Coca-Cola Consolidated Inc	1,077,040
393,019		ConAgra Brands, Inc	13,142,555
127,371		Constellation Brands, Inc (Class A)	20,976,730
8,095	*	Craft Brewers Alliance, Inc	122,234
129,545	*	Darling International, Inc	2,667,332
6,646	*	Farmer Bros Co	61,409
151,081		Flowers Foods, Inc	3,366,085
21,115		Fresh Del Monte Produce, Inc	601,989
26,401	*	Freshpet, Inc	1,990,899
489,844		General Mills, Inc	29,336,757
67,394	*	Hain Celestial Group, Inc	1,741,461
117,272		Hershey Co	15,530,331
223,714		Hormel Foods Corp	10,481,001
106,867	*	Hostess Brands, Inc	1,284,541
54,289		Ingredion, Inc	4,408,267
13,534		J&J Snack Foods Corp	1,719,224
89,317		J.M. Smucker Co	10,263,416
5,079		John B. Sanfilippo & Son, Inc	417,138
201,491		Kellogg Co	13,197,661
191,756		Keurig Dr Pepper, Inc	5,073,864
507,059		Kraft Heinz Co	15,379,099
119,192		Lamb Weston Holdings, Inc	7,313,621
16,159		Lancaster Colony Corp	2,175,486
14,640	*	Landec Corp	163,236
10,216		Limoneira Co	136,384
99,654		McCormick & Co, Inc	15,629,733
7,667	e	MGP Ingredients, Inc	289,276
157

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

138,556		Molson Coors Brewing Co (Class B)	$5,682,182
1,148,931		Mondelez International, Inc	59,101,011
307,466	*	Monster Beverage Corp	19,004,473
13,534	*,e	National Beverage Corp	679,813
51,590	*,e	New Age Beverages Corp	72,742
1,134,189		PepsiCo, Inc	150,041,863
1,259,117		Philip Morris International, Inc	93,930,128
43,080	*	Pilgrim’s Pride Corp	947,760
52,143	*	Post Holdings, Inc	4,789,335
16,052		Sanderson Farms, Inc	2,185,319
254		Seaboard Corp	764,819
4,092	*	Seneca Foods Corp	147,230
62,229	*	Simply Good Foods Co	1,173,017
17,706	e	Tootsie Roll Industries, Inc	622,012
44,486	*	TreeHouse Foods, Inc	2,301,261
2,699	e	Turning Point Brands, Inc	62,887
233,150		Tyson Foods, Inc (Class A)	14,499,599
19,528		Universal Corp	944,569
109,117		Vector Group Ltd	1,167,552
		TOTAL FOOD, BEVERAGE & TOBACCO	787,703,511

HEALTH CARE EQUIPMENT & SERVICES - 6.8%
12,395	*	1Life Healthcare, Inc	305,785
1,396,101		Abbott Laboratories	128,566,941
35,943	*	Abiomed, Inc	6,874,099
69,909	*,e	Acadia Healthcare Co, Inc	1,678,515
77,257	*	Accuray, Inc	172,669
9,401	*	Addus HomeCare Corp	761,669
63,264	*	Align Technology, Inc	13,592,270
128,447	*	Allscripts Healthcare Solutions, Inc	834,906
71,010	*	Alphatec Holdings Inc	321,675
24,906	*	Amedisys, Inc	4,586,689
7,363	*	American Renal Associates Holdings, Inc	55,075
121,062		AmerisourceBergen Corp	10,854,419
42,001	*	AMN Healthcare Services, Inc	1,973,207
21,854	*	Angiodynamics, Inc	227,937
121,284	*	Antares Pharma, Inc	392,960
205,668		Anthem, Inc	57,737,178
15,363	*,e	Apollo Medical Holdings, Inc	238,741
27,203	*	AtriCure, Inc	1,172,993
1,106		Atrion Corp	698,804
42,404	*	Avanos Medical, Inc	1,316,644
48,972	*,e	AxoGen, Inc	477,477
14,918	*,e	Axonics Modulation Technologies, Inc	480,509
392,292		Baxter International, Inc	34,827,684
216,823		Becton Dickinson & Co	54,754,312
74,283	*,e	BioSig Technologies Inc	576,436
23,156	*	BioTelemetry, Inc	1,081,617
1,125,120	*	Boston Scientific Corp	42,169,498
119,686	*	Brookdale Senior Living, Inc	432,066
29,310		Cantel Medical Corp	1,084,470
236,970		Cardinal Health, Inc	11,725,276
33,385	*	Cardiovascular Systems, Inc	1,402,170
40,860	*	Castlight Health, Inc	29,950
5,831	*,e	Catasys Inc	177,496
466,637	*	Centene Corp	31,068,691
158

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

252,192		Cerner Corp	$17,499,603
127,230	*	Cerus Corp	782,465
171,078	*,e	Change Healthcare, Inc	1,991,348
12,677		Chemed Corp	5,280,858
297,083		Cigna Corp	58,162,910
6,695		Computer Programs & Systems, Inc	160,881
168,061	*,e	ConforMIS, Inc	129,188
22,398		Conmed Corp	1,655,436
39,713		Cooper Cos, Inc	11,385,717
6,367	*	Corvel Corp	335,477
69,303	*,e	Covetrus, Inc	824,013
21,782	*	Cross Country Healthcare, Inc	137,009
22,183	*,e	CryoLife, Inc	495,346
24,512	*,e	CryoPort, Inc	461,806
7,473	*	Cutera, Inc	100,512
1,050,503		CVS Health Corp	64,658,460
18,074	*,e	CytoSorbents Corp	154,713
499,815		Danaher Corp	81,699,760
71,611	*	DaVita, Inc	5,657,985
180,999		Dentsply Sirona, Inc	7,681,598
73,535	*	DexCom, Inc	24,648,932
168,217	*	Edwards Lifesciences Corp	36,587,198
78,817		Encompass Health Corp	5,221,626
44,051		Ensign Group, Inc	1,647,948
111,375	*	Envista Holdings Corp	2,168,471
25,112	*	Enzo Biochem, Inc	75,838
84,675	*,e	Evolent Health, Inc	610,507
27,674	*	Genesis Health Care, Inc	24,076
44,933	*	GenMark Diagnostics, Inc	562,112
38,436	*	Glaukos Corp	1,410,217
59,962	*	Globus Medical, Inc	2,845,797
29,914	*	Guardant Health, Inc	2,302,181
39,598	*	Haemonetics Corp	4,505,460
25,810	*	Hanger Inc	473,872
218,957		HCA Healthcare, Inc	24,058,995
11,910	*,e	Health Catalyst, Inc	317,640
56,517	*,e	HealthEquity, Inc	3,180,212
15,201	*	HealthStream, Inc	346,963
118,780	*	Henry Schein, Inc	6,480,637
3,685	*	Heska Corp	260,898
53,685		Hill-Rom Holdings, Inc	6,039,026
72,769	*	HMS Holdings Corp	2,086,651
210,902	*	Hologic, Inc	10,566,190
107,035		Humana, Inc	40,868,104
15,196	*	ICU Medical, Inc	3,332,635
68,992	*	IDEXX Laboratories, Inc	19,152,179
14,121	*,e	Inogen, Inc	706,050
52,973	*	Inovalon Holdings, Inc	927,028
10,840	*	Inspire Medical Systems, Inc	776,794
47,920	*	Insulet Corp	9,570,582
27,315	*	Integer Holding Corp	2,033,875
55,133	*	Integra LifeSciences Holdings Corp	2,814,540
13,407	*,e	IntriCon Corp	176,972
92,917	*	Intuitive Surgical, Inc	47,469,437
22,488	e	Invacare Corp	169,110
20,223	*	iRhythm Technologies, Inc	2,136,358
159

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

33,790	*,e	Joint Corp	$408,859
78,650	*	Laboratory Corp of America Holdings	12,933,993
28,990	*	Lantheus Holdings, Inc	378,320
31,251		LeMaitre Vascular, Inc	890,341
24,160	*,e	LHC Group, Inc	3,140,558
38,187	*	LivaNova plc	2,028,493
42,372	*	Livongo Health, Inc	1,695,304
15,248	*	Magellan Health Services, Inc	926,011
38,649	*	Masimo Corp	8,267,408
129,613		McKesson Corp	18,307,836
63,563	*,e	MEDNAX, Inc	922,935
1,087,759		Medtronic plc	106,197,911
23,233	*	Meridian Bioscience, Inc	278,796
42,532	*	Merit Medical Systems, Inc	1,736,156
2,547		Mesa Laboratories, Inc	606,186
7,254	*,e	Misonix Inc	91,328
49,285	*	Molina Healthcare, Inc	8,081,261
9,839		National Healthcare Corp	672,692
8,166		National Research Corp	421,284
21,959	*	Natus Medical, Inc	548,755
41,333	*	Neogen Corp	2,587,032
24,008	*,e	Nevro Corp	2,824,301
42,536	*	NextGen Healthcare, Inc	448,755
70,407	*	Novocure Ltd	4,632,781
39,673	*	NuVasive, Inc	2,415,292
33,028	*	Omnicell, Inc	2,407,741
26,671	*,e	Option Care Health, Inc	381,395
48,819	*,e	OraSure Technologies, Inc	778,175
10,157	*	Orthofix Medical Inc	360,066
6,251	*,e	OrthoPediatrics Corp	305,361
66,635		Owens & Minor, Inc	471,776
76,141	e	Patterson Cos, Inc	1,391,857
22,025	*	Pennant Group, Inc	435,875
25,151	*	Penumbra, Inc	4,459,775
18,443	*,e	PetIQ, Inc	527,470
33,175	*	Phreesia, Inc	842,313
50,767	*	PPD, Inc	1,213,331
50,369	*	Premier, Inc	1,670,236
9,892	*,e	Progyny, Inc	231,770
7,425	*	Providence Service Corp	430,724
6,289	*,e	Pulse Biosciences, Inc	70,625
107,606		Quest Diagnostics, Inc	11,848,497
30,342	*	Quidel Corp	4,217,538
63,310	*	R1 RCM, Inc	653,359
32,478	*	RadNet, Inc	458,589
116,186		Resmed, Inc	18,046,010
28,831	*,e	Rockwell Medical, Inc	67,176
49,007	*	RTI Surgical Holdings Inc	132,564
17,587	*	SeaSpine Holdings Corp	181,146
90,758	*	Select Medical Holdings Corp	1,549,239
157,592	*,e	Senseonics Holdings, Inc	89,827
17,750	*,e	Shockwave Medical Inc	712,130
7,713	*	SI-BONE, Inc	124,719
15,116	*,e	Sientra, Inc	34,767
9,462	*,e	Silk Road Medical Inc	396,269
5,738		Simulations Plus, Inc	218,331
160

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

35,787	*	Staar Surgical Co	$1,371,358
68,020		STERIS plc	9,692,850
278,927		Stryker Corp	52,000,361
22,774	*	Surgery Partners, Inc	268,733
7,753	*	SurModics, Inc	295,389
15,484	*,e	Tabula Rasa HealthCare, Inc	980,757
16,440	*,e	Tactile Systems Technology, Inc	848,633
45,377	*	Tandem Diabetes Care, Inc	3,620,177
58,529	*	Teladoc, Inc	9,633,288
37,639		Teleflex, Inc	12,624,121
85,870	*	Tenet Healthcare Corp	1,732,857
42,675	*,e	Tivity Health, Inc	382,795
11,891	*	Transmedics Group, Inc	215,108
19,570	*,e	Triple-S Management Corp (Class B)	331,320
766,122		UnitedHealth Group, Inc	224,067,701
62,092		Universal Health Services, Inc (Class B)	6,562,503
11,772	e	US Physical Therapy, Inc	888,786
1,407		Utah Medical Products, Inc	116,781
10,113	*,e	Vapotherm, Inc	205,092
21,473	*	Varex Imaging Corp	561,089
73,169	*	Varian Medical Systems, Inc	8,369,070
105,293	*	Veeva Systems, Inc	20,089,904
84,001	*,e	ViewRay, Inc	174,722
37,161	*,e	Vocera Communications, Inc	704,573
59,876		West Pharmaceutical Services, Inc	11,332,132
102,260	*,e	Wright Medical Group NV	2,977,811
165,840		Zimmer Biomet Holdings, Inc	19,851,048
16,975	*,e	Zynex Inc	299,779
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	1,564,811,001

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
27,540	*	BellRing Brands, Inc	482,776
5,838	*,e	Central Garden & Pet Co	192,304
31,273	*	Central Garden and Pet Co (Class A)	951,012
201,873		Church & Dwight Co, Inc	14,129,091
102,758		Clorox Co	19,158,202
681,499		Colgate-Palmolive Co	47,888,935
220,412	e	Coty, Inc	1,201,245
46,791	*	Edgewell Personal Care Co	1,291,899
43,716	*	elf Beauty, Inc	571,368
45,649		Energizer Holdings, Inc	1,778,485
176,304		Estee Lauder Cos (Class A)	31,100,026
81,475	*,e	Herbalife Nutrition Ltd	3,043,091
13,696		Inter Parfums, Inc	612,074
276,812		Kimberly-Clark Corp	38,332,926
7,034	e	Medifast, Inc	533,740
3,667	*	Nature’s Sunshine Products, Inc	32,270
36,581		Nu Skin Enterprises, Inc (Class A)	1,068,531
2,427		Oil-Dri Corp of America	90,746
1,972,299		Procter & Gamble Co	232,474,883
19,510	*,e	Revlon, Inc (Class A)	259,873
33,941		Reynolds Consumer Products Inc	1,100,707
41,136		Spectrum Brands Holdings, Inc	1,771,316
10,892	*	USANA Health Sciences, Inc	971,784
10,808		WD-40 Co	1,883,618
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	400,920,902
161

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

INSURANCE - 3.5%
587,769		Aflac, Inc	$21,888,518
11,359		Alleghany Corp	6,062,412
257,045		Allstate Corp	26,146,617
25,630	*	AMBAC Financial Group, Inc	440,836
76,980		American Equity Investment Life Holding Co	1,618,120
57,398		American Financial Group, Inc	3,802,043
698,923		American International Group, Inc	17,773,612
7,606		American National Insurance Co	612,283
15,170		Amerisafe, Inc	965,874
186,668		Aon plc	32,231,963
317,273	*	Arch Capital Group Ltd	7,624,070
27,532	*	Argo Group International Holdings Ltd	973,531
148,954		Arthur J. Gallagher & Co	11,692,889
46,618		Assurant, Inc	4,952,696
73,860		Assured Guaranty Ltd	2,195,858
111,921	*	Athene Holding Ltd	3,021,867
66,089		Axis Capital Holdings Ltd	2,418,857
8,315	*,e	Benefytt Technologies, Inc	217,271
1,582,756	*	Berkshire Hathaway, Inc (Class B)	296,545,164
89,614	*	Brighthouse Financial, Inc	2,303,976
189,338		Brown & Brown, Inc	6,799,128
26,304	*	BRP Group, Inc	263,566
368,317		Chubb Ltd	39,781,919
124,965		Cincinnati Financial Corp	8,222,697
30,580	*,e	Citizens, Inc (Class A)	170,025
22,781		CNA Financial Corp	719,424
116,889		Conseco, Inc	1,643,459
3,298		Donegal Group, Inc (Class A)	47,227
18,241	*	eHealth, Inc	1,946,315
29,800		Employers Holdings, Inc	905,026
9,798	*	Enstar Group Ltd	1,416,987
19,586	e	Erie Indemnity Co (Class A)	3,487,483
32,112		Everest Re Group Ltd	5,559,551
6,784		FBL Financial Group, Inc (Class A)	265,119
5,573		FedNat Holding Co	67,545
212,701		Fidelity National Financial Inc	5,753,562
85,975		First American Financial Corp	3,965,167
422,628	*	Genworth Financial, Inc (Class A)	1,534,140
4,548		Global Indemnity Ltd	111,835
88,186		Globe Life, Inc	7,261,235
8,732	*,e	Goosehead Insurance, Inc	490,214
25,461	*,e	Greenlight Capital Re Ltd (Class A)	166,006
5,450	*	Hallmark Financial Services	23,544
30,528		Hanover Insurance Group, Inc	3,064,401
287,321		Hartford Financial Services Group, Inc	10,915,325
4,292	e	HCI Group, Inc	178,762
16,420		Heritage Insurance Holdings, Inc	186,203
36,897		Horace Mann Educators Corp	1,297,298
2,693		Independence Holding Co	74,488
714		Investors Title Co	95,605
27,470		James River Group Holdings Ltd	974,636
49,746		Kemper Corp	3,343,926
16,401		Kinsale Capital Group, Inc	1,781,477
165,148		Lincoln National Corp	5,857,800
162

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

202,952		Loews Corp	$7,034,316
11,200	*	Markel Corp	9,697,408
413,815		Marsh & McLennan Cos, Inc	40,276,614
109,955	*,e	MBIA, Inc	895,034
25,085		Mercury General Corp	1,027,482
631,926		Metlife, Inc	22,799,890
62,747		National General Holdings Corp	1,194,075
1,837		National Western Life Group, Inc	354,045
5,460	*	NI Holdings, Inc	73,765
220,581		Old Republic International Corp	3,518,267
14,874	*	Palomar Holdings, Inc	870,129
33,021		Primerica, Inc	3,431,212
223,264		Principal Financial Group	8,129,042
43,085		ProAssurance Corp	921,588
471,705		Progressive Corp	36,462,796
3,561		Protective Insurance Corp	55,623
319,008		Prudential Financial, Inc	19,896,529
50,342		Reinsurance Group of America, Inc (Class A)	5,269,801
34,954		RenaissanceRe Holdings Ltd	5,103,633
33,403		RLI Corp	2,432,740
11,685		Safety Insurance Group, Inc	982,942
42,986		Selective Insurance Group, Inc	2,154,888
26,389		State Auto Financial Corp	662,100
23,986		Stewart Information Services Corp	764,194
62,056	*	Third Point Reinsurance Ltd	461,697
13,470		Tiptree Inc	86,073
205,410		Travelers Cos, Inc	20,789,546
26,523	*,e	Trupanion, Inc	793,303
12,504		United Fire Group Inc	357,614
11,214		United Insurance Holdings Corp	95,880
40,068		Universal Insurance Holdings, Inc	730,440
169,667		Unum Group	2,960,689
114,506		W.R. Berkley Corp	6,183,324
14,534	*,e	Watford Holdings Ltd	179,495
2,757		White Mountains Insurance Group Ltd	2,682,561
104,438		Willis Towers Watson plc	18,620,251
		TOTAL INSURANCE	789,808,538

MATERIALS - 2.7%
13,762	e	Advanced Emissions Solutions, Inc	102,252
30,986	*	AdvanSix, Inc	377,409
177,363		Air Products & Chemicals, Inc	40,009,546
84,506	e	Albemarle Corp	5,191,204
134,964	*	Alcoa Corp	1,099,957
96,380	*	Allegheny Technologies, Inc	723,814
16,190		American Vanguard Corp	203,508
86,144	*,e	Amyris, Inc	232,589
51,822		Aptargroup, Inc	5,549,100
75,314	*	Arconic Corp	656,738
30,155		Ardagh Group S.A.	375,128
47,068		Ashland Global Holdings, Inc	2,903,625
67,834		Avery Dennison Corp	7,488,195
156,650	*	Axalta Coating Systems Ltd	3,092,271
28,755		Balchem Corp	2,566,096
260,163		Ball Corp	17,064,091
105,659	*	Berry Global Group, Inc	4,204,172
163

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

30,023		Boise Cascade Co	$938,819
46,783		Cabot Corp	1,585,476
36,129		Carpenter Technology Corp	800,980
97,394		Celanese Corp (Series A)	8,090,520
36,542	*	Century Aluminum Co	158,958
174,907		CF Industries Holdings, Inc	4,809,942
4,273		Chase Corp	402,773
138,175		Chemours Co	1,620,793
8,677	*	Clearwater Paper Corp	207,727
376,066	e	Cleveland-Cliffs, Inc	1,647,169
203,355	*	Coeur Mining, Inc	856,125
91,165		Commercial Metals Co	1,453,170
31,429		Compass Minerals International, Inc	1,545,050
603,357		Corteva, Inc	15,801,920
105,462	*	Crown Holdings, Inc	6,792,807
49,660		Domtar Corp	1,160,058
611,483		Dow, Inc	22,435,311
603,800		DuPont de Nemours, Inc	28,390,676
34,355		Eagle Materials, Inc	2,095,999
109,869		Eastman Chemical Co	6,648,173
205,077		Ecolab, Inc	39,682,399
191,101	*	Element Solutions, Inc	1,958,785
72,672	*	Ferro Corp	724,540
48,283	*,†	Ferroglobe plc	0
36,699	*,e	Flotek Industries, Inc	32,934
106,277		FMC Corp	9,766,856
13,988	*,e	Forterra, Inc	114,142
1,181,791		Freeport-McMoRan, Inc (Class B)	10,435,215
15,859		FutureFuel Corp	164,616
64,820	*	GCP Applied Technologies, Inc	1,109,718
32,953		Gold Resource Corp	136,096
235,605		Graphic Packaging Holding Co	3,145,327
20,536		Greif, Inc (Class A)	695,965
5,765		Greif, Inc (Class B)	229,159
31,156		H.B. Fuller Co	1,146,229
5,224		Hawkins, Inc	195,534
6,888		Haynes International, Inc	152,225
371,275		Hecla Mining Co	976,453
164,616		Huntsman Corp	2,767,195
30,404	*	Ingevity Corp	1,578,576
20,582		Innospec, Inc	1,492,607
86,675		International Flavors & Fragrances, Inc	11,357,025
317,161		International Paper Co	10,862,764
58,154	*	Intrepid Potash, Inc	56,008
14,606		Kaiser Aluminum Corp	1,054,991
11,753	*	Koppers Holdings, Inc	185,227
33,654	*	Kraton Corp	525,339
17,013	e	Kronos Worldwide, Inc	161,453
435,383		Linde plc	80,106,118
120,495	*	Livent Corp	747,069
90,713		Louisiana-Pacific Corp	1,814,260
28,845	*	LSB Industries, Inc	57,402
217,483		LyondellBasell Industries NV	12,603,140
49,958		Martin Marietta Materials, Inc	9,503,510
20,875		Materion Corp	1,080,072
30,127		Minerals Technologies, Inc	1,326,793
164

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

265,522		Mosaic Co	$3,056,158
23,197		Myers Industries, Inc	286,715
14,710		Neenah Inc	718,731
5,902		NewMarket Corp	2,428,319
662,847		Newmont Goldcorp Corp	39,426,140
164,712	*	Novagold Resources Inc	1,843,127
248,025		Nucor Corp	10,216,150
127,602		O-I Glass, Inc	1,051,440
126,135		Olin Corp	1,683,902
5,433		Olympic Steel, Inc	51,288
42,311		Orion Engineered Carbons SA	385,453
76,308		Packaging Corp of America	7,375,168
23,735		PH Glatfelter Co	346,531
63,916		PolyOne Corp	1,488,604
189,736		PPG Industries, Inc	17,233,721
32,467	*	PQ Group Holdings, Inc	380,513
9,480	e	Quaker Chemical Corp	1,442,098
6,364	*,e	Ramaco Resources, Inc	15,019
47,440		Rayonier Advanced Materials, Inc	84,443
53,192	e	Reliance Steel & Aluminum Co	4,764,939
50,909		Royal Gold, Inc	6,237,880
105,059		RPM International, Inc	6,976,968
10,810	*	Ryerson Holding Corp	49,942
14,837		Schnitzer Steel Industries, Inc (Class A)	230,864
21,442		Schweitzer-Mauduit International, Inc	690,861
31,630		Scotts Miracle-Gro Co (Class A)	3,923,069
119,631		Sealed Air Corp	3,420,250
33,065		Sensient Technologies Corp	1,580,176
67,086		Sherwin-Williams Co	35,982,918
68,771		Silgan Holdings, Inc	2,372,599
80,229		Sonoco Products Co	3,918,384
74,000	e	Southern Copper Corp (NY)	2,400,560
165,428		Steel Dynamics, Inc	4,014,938
18,001		Stepan Co	1,717,295
104,994	*	Summit Materials, Inc	1,586,459
63,967		SunCoke Energy, Inc	201,496
27,146	*,e	TimkenSteel Corp	70,580
8,363	*	Trecora Resources	49,342
14,895		Tredegar Corp	245,470
32,058		Trinseo S.A.	655,586
69,045		Tronox Holdings plc	470,887
2,989	*	UFP Technologies, Inc	128,527
765		United States Lime & Minerals, Inc	61,277
160,719	e	United States Steel Corp	1,234,322
17,452	*	US Concrete, Inc	334,729
19,740		Valhi, Inc	17,385
155,346		Valvoline, Inc	2,670,398
27,564	*	Verso Corp	382,864
106,970		Vulcan Materials Co	12,084,401
53,086		Warrior Met Coal, Inc	666,229
28,248	e	Westlake Chemical Corp	1,227,376
205,409		WestRock Co	6,612,116
42,569		Worthington Industries, Inc	1,125,524
47,608		WR Grace and Co	2,248,526
		TOTAL MATERIALS	607,096,540
165

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

MEDIA & ENTERTAINMENT - 8.0%
613,337		Activision Blizzard, Inc	$39,087,967
242,539	*	Alphabet, Inc (Class A)	326,627,271
242,939	*	Alphabet, Inc (Class C)	327,642,112
243,687	*	Altice USA, Inc	6,328,551
32,802	e	AMC Entertainment Holdings, Inc	161,386
31,079	*,e	AMC Networks, Inc	741,234
7,374	*,e	Arcutis Biotherapeutics, Inc	219,155
19,069	*	Baudax Bio, Inc	58,637
9,717	*,e	Beam Therapeutics, Inc	154,986
4,511	*	Black Diamond Therapeutics, Inc	167,087
3,507		Cable One, Inc	6,708,400
11,066	*	Cardlytics, Inc	497,417
65,331	*	Cargurus, Inc	1,494,773
40,872	*,e	Cars.com, Inc	211,717
89,655	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	348,758
121,826	*	Charter Communications, Inc	60,331,890
86,498		Cinemark Holdings, Inc	1,235,191
131,018	*	Clear Channel	126,406
3,653,230		Comcast Corp (Class A)	137,471,045
35,099	*	comScore, Inc	101,436
430	*,e	Daily Journal Corp	119,325
164,183	*	DHI Group, Inc	456,429
124,565	*,e	Discovery, Inc (Class A)	2,792,747
271,736	*	Discovery, Inc (Class C)	5,546,132
212,290	*	DISH Network Corp (Class A)	5,310,434
229,836	*	Electronic Arts, Inc	26,261,061
147,439	e	Entercom Communications Corp (Class A)	179,876
39,200		Entravision Communications Corp (Class A)	57,232
102,264	*,e	Eros International plc	260,773
25,967	*	Eventbrite Inc	236,819
6,876	*	EverQuote Inc	267,958
33,061	e	EW Scripps Co (Class A)	266,802
1,936,675	*	Facebook, Inc	396,456,739
12,801	*,e	Fluent, Inc	25,730
274,126		Fox Corp (Class A)	7,091,640
130,521		Fox Corp (Class B)	3,336,117
122,765	e	Gannett Co, Inc	138,725
79,499	*	GCI Liberty, Inc	4,835,924
118,416	*	Glu Mobile, Inc	923,645
77,593	*	Gray Television, Inc	900,855
8,609	*	Hemisphere Media Group, Inc	79,892
60,627	*	IAC/InterActiveCorp	13,548,922
58,238	*	Imax Corp	669,737
312,972		Interpublic Group of Cos, Inc	5,314,265
37,914		John Wiley & Sons, Inc (Class A)	1,423,671
6,199	*,e	Liberty Braves Group (Class A)	127,947
31,743	*	Liberty Braves Group (Class C)	637,717
20,617	*	Liberty Broadband Corp (Class A)	2,474,452
86,983	*	Liberty Broadband Corp (Class C)	10,671,074
26,301	*	Liberty Latin America Ltd (Class A)	281,421
88,556	*	Liberty Latin America Ltd (Class C)	915,669
14,697	*	Liberty Media Group (Class A)	444,584
153,280	*	Liberty Media Group (Class C)	4,934,083
69,739	*	Liberty SiriusXM Group (Class A)	2,350,902
123,283	*	Liberty SiriusXM Group (Class C)	4,200,252
166

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

94,489	*	Liberty TripAdvisor Holdings, Inc	$222,049
45,996	*,e	Lions Gate Entertainment Corp (Class A)	328,411
104,280	*	Lions Gate Entertainment Corp (Class B)	696,590
100,440	*	Live Nation, Inc	4,506,743
16,831	*,e	LiveXLive Media, Inc	42,919
24,725	*	Loral Space & Communications, Inc	543,950
14,010	*	Madison Square Garden Co	2,400,193
14,010	*,e	Madison Square Garden Entertainment Corp	1,158,627
25,417		Marcus Corp	369,563
43,704	*,e	Match Group, Inc	3,363,460
31,081	*,e	MDC Partners, Inc	44,446
55,081	*,e	Meet Group, Inc	339,850
34,388	e	Meredith Corp	509,974
37,843	*,e	MSG Networks, Inc	449,575
73,759		National CineMedia, Inc	243,405
341,523	*	NetFlix, Inc	143,388,432
132,255		New York Times Co (Class A)	4,300,933
308,222		News Corp (Class A)	3,054,480
116,896	e	News Corp (Class B)	1,194,677
36,008		Nexstar Media Group Inc	2,522,000
176,280		Omnicom Group, Inc	10,053,248
51,008	*	QuinStreet, Inc	518,241
6,859	*	Reading International, Inc	29,254
10,049	*	REVOLUTION Medicines, Inc	314,232
68,443	*	Roku, Inc	8,297,345
12,372	*	Rosetta Stone, Inc	211,314
1,398		Saga Communications, Inc	39,312
15,698		Scholastic Corp	456,341
44,983		Sinclair Broadcast Group, Inc (Class A)	793,950
1,117,866	e	Sirius XM Holdings, Inc	6,606,588
105,826	*	Spotify Technology S.A.	16,040,047
91,129	*	Take-Two Interactive Software, Inc	11,031,165
17,311	*	TechTarget, Inc	403,693
172,051		TEGNA, Inc	1,844,387
12,348		Tribune Publishing Co	105,822
74,790		TripAdvisor, Inc	1,493,556
87,124	*,e	TrueCar, Inc	223,037
617,860	*	Twitter, Inc	17,720,225
12,816	e	ViacomCBS, Inc (Class A)	251,578
438,811		ViacomCBS, Inc (Class B)	7,573,878
1,416,362		Walt Disney Co	153,179,550
19,514	*	WideOpenWest, Inc	115,523
34,948	e	World Wrestling Entertainment, Inc (Class A)	1,554,138
57,350	*	Yelp, Inc	1,281,773
48,258	*	Zillow Group, Inc (Class A)	2,101,153
102,123	*,e	Zillow Group, Inc (Class C)	4,489,327
685,277	*	Zynga, Inc	5,166,989
		TOTAL MEDIA & ENTERTAINMENT	1,834,830,913

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.8%
4,229	*	89bio, Inc	99,424
1,198,978		AbbVie, Inc	98,555,992
53,224	*	Abeona Therapeutics, Inc	126,673
89,063	*	Acadia Pharmaceuticals, Inc	4,302,634
15,310	*,e	Accelerate Diagnostics, Inc	167,032
35,035	*	Acceleron Pharma, Inc	3,171,719
167

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

227,571	*,e	AcelRx Pharmaceuticals, Inc	$366,389
24,842	*,e	Acorda Therapeutics, Inc	23,910
29,270	*,e	Adamas Pharmaceuticals, Inc	94,542
51,823	*	Adaptive Biotechnologies Corp	1,658,854
47,825	*,e	ADMA Biologics, Inc	141,084
50,619	*,e	Aduro Biotech, Inc	139,962
43,030	*,e	Adverum Biotechnologies, Inc	509,905
46,253	*,e	Aerie Pharmaceuticals, Inc	704,896
55,053	*	Affimed NV	120,566
131,334	*	Agenus, Inc	350,005
5,663	*,e	AgeX Therapeutics, Inc	4,781
251,851		Agilent Technologies, Inc	19,306,898
45,032	*	Agios Pharmaceuticals, Inc	1,852,616
45,447	*,e	Aimmune Therapeutics, Inc	778,053
8,200	*,e	Akcea Therapeutics, Inc	139,892
87,967	*	Akebia Therapeutics, Inc	712,533
4,548	*,e	Akero Therapeutics, Inc	92,779
5,626	*,e	Albireo Pharma, Inc	126,360
71,596	*,†	Alder Biopharmaceuticals Inc	63,004
27,073	*	Alector, Inc	669,245
172,578	*	Alexion Pharmaceuticals, Inc	18,546,958
112,466	*	Alkermes plc	1,541,909
14,900	*,e	Allakos, Inc	979,824
265,362		Allergan plc	49,712,917
36,291	*,e	Allogene Therapeutics, Inc	1,048,810
86,402	*	Alnylam Pharmaceuticals, Inc	11,379,143
22,367	*,e	AMAG Pharmaceuticals, Inc	179,607
478,783		Amgen, Inc	114,534,469
204,333	*	Amicus Therapeutics, Inc	2,413,173
89,253	*,e	Amneal Pharmaceuticals, Inc	323,988
20,326	*,e	Amphastar Pharmaceuticals, Inc	344,526
19,342	*,e	AnaptysBio, Inc	302,122
33,175	*,e	Anavex Life Sciences Corp	114,785
4,747	*	ANI Pharmaceuticals, Inc	189,927
8,514	*,e	Anika Therapeutics, Inc	282,920
43,480	*	Apellis Pharmaceuticals, Inc	1,490,060
5,155	*,e	Applied Therapeutics, Inc	184,291
5,246	*	Aprea Therapeutics, Inc	166,770
26,055	*	Arcus Biosciences, Inc	688,113
49,400	*	Ardelyx, Inc	325,052
39,281	*	Arena Pharmaceuticals, Inc	1,923,591
78,723	*	Arrowhead Pharmaceuticals Inc	2,710,433
16,045	*	Arvinas, Inc	842,362
17,230	*	Assembly Biosciences, Inc	301,697
131,422	*	Assertio Therapeutics, Inc	114,994
28,032	*	Atara Biotherapeutics, Inc	232,385
78,802	*,e	Athenex, Inc	704,490
106,728	*,e	Athersys, Inc	245,474
12,220	*,e	Atreca, Inc	186,722
254,977	*	Avantor, Inc	4,286,163
42,118	*,e	Avid Bioservices, Inc	256,920
34,728	*,e	Avrobio, Inc	446,949
21,233	*	Axsome Therapeutics, Inc	2,017,772
158,634	*	BioCryst Pharmaceuticals, Inc	620,259
58,068	*	BioDelivery Sciences International, Inc	264,790
140,444	*	Biogen, Inc	41,687,993
168

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

32,612	*	Biohaven Pharmaceutical Holding Co Ltd	$1,536,025
142,763	*	BioMarin Pharmaceutical, Inc	13,137,051
17,027	*	Bio-Rad Laboratories, Inc (Class A)	7,493,583
3,096	*	Biospecifics Technologies Corp	176,193
30,886		Bio-Techne Corp	6,949,350
6,036	*	Bioxcel Therapeutics Inc	223,332
43,072	*	Bluebird Bio, Inc	2,320,719
42,760	*	Blueprint Medicines Corp	2,515,571
61,432	*,e	Bridgebio Pharma, Inc	1,875,519
1,894,405		Bristol-Myers Squibb Co	115,198,768
79,919		Bruker BioSciences Corp	3,142,415
6,194	*	Cabaletta Bio, Inc	44,906
131,619	*	Calithera Biosciences, Inc	806,824
4,536	*,e	Calyxt, Inc	19,777
48,745	*,e	Cara Therapeutics, Inc	722,401
40,282	*	CareDx, Inc	1,022,357
31,091	*,e	CASI Pharmaceuticals, Inc	57,829
7,452	*	Castle Biosciences, Inc	230,490
122,103	*	Catalent, Inc	8,443,422
75,099	*,e	Catalyst Pharmaceuticals, Inc	355,969
28,332	*,e	CEL-SCI Corp	498,643
38,891	*	Charles River Laboratories International, Inc	5,626,361
31,119	*	ChemoCentryx, Inc	1,649,618
21,278	*	Chimerix, Inc	48,939
40,551	*,e	Clovis Oncology, Inc	308,593
39,583	*,e	Codexis, Inc	459,559
60,228	*,e	Coherus Biosciences, Inc	999,785
24,260	*	Collegium Pharmaceutical, Inc	501,697
11,969	*	Concert Pharmaceuticals, Inc	119,451
14,904	*,e	Constellation Pharmaceuticals, Inc	536,246
53,026	*,e	Corbus Pharmaceuticals Holdings, Inc	343,608
89,013	*,e	Corcept Therapeutics, Inc	1,126,905
101,076	*,e	CorMedix Inc	419,465
10,427	*,e	Cortexyme Inc	475,680
14,944	*	Cue Biopharma, Inc	382,268
36,556	*,e	Cymabay Therapeutics, Inc	64,704
68,490	*,e	Cytokinetics, Inc	1,034,884
28,418	*	CytomX Therapeutics, Inc	293,274
16,882	*,e	Deciphera Pharmaceuticals, Inc	978,818
36,624	*,e	Denali Therapeutics, Inc	800,601
43,008	*	Dicerna Pharmaceuticals, Inc	847,258
42,801	*,e	Dynavax Technologies Corp	181,904
11,242	*	Eagle Pharmaceuticals, Inc	573,117
54,831	*,e	Editas Medicine, Inc	1,267,693
9,073	*,e	Eidos Therapeutics, Inc	421,350
18,921	*	Eiger BioPharmaceuticals, Inc	140,772
320,112	*,e	Elanco Animal Health, Inc	7,909,968
690,520		Eli Lilly & Co	106,782,013
13,367	*,e	Eloxx Pharmaceuticals, Inc	39,032
39,051	*	Emergent Biosolutions, Inc	2,887,821
13,523	*	Enanta Pharmaceuticals, Inc	627,062
197,551	*	Endo International plc	908,735
75,024	*	Epizyme, Inc	1,234,895
24,015	*,e	Esperion Thereapeutics, Inc	950,994
21,747	*,e	Evolus, Inc	90,468
113,835	*	Exact Sciences Corp	8,990,688
169

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

243,309	*	Exelixis, Inc	$6,008,516
55,910	*,e	Fate Therapeutics, Inc	1,530,816
63,559	*,e	FibroGen, Inc	2,344,692
41,939	*	Five Prime Therapeutics, Inc	137,560
39,018	*,e	Flexion Therapeutics, Inc	415,152
19,596	*	Fluidigm Corp	43,895
32,278	*,e	G1 Therapeutics, Inc	423,810
99,875	*,e	Geron Corp	118,851
1,035,141		Gilead Sciences, Inc	86,951,844
45,169	*,e	Global Blood Therapeutics, Inc	3,456,332
20,830	*	GlycoMimetics, Inc	58,116
52,640	*,e	Gossamer Bio, Inc	685,373
52,701	*,e	Gritstone Oncology, Inc	369,434
100,765	*	Halozyme Therapeutics, Inc	2,282,831
58,607	*,e	Heron Therapeutics, Inc	835,736
15,635	*,e	Homology Medicines, Inc	188,714
149,095	*	Horizon Therapeutics Plc	5,373,384
3,773	*	IGM Biosciences, Inc	206,647
119,360	*	Illumina, Inc	38,079,421
143,627	*	Immunogen, Inc	585,998
154,061	*	Immunomedics, Inc	4,680,373
145,098	*	Incyte Corp	14,170,271
84,899	*	Innoviva, Inc	1,203,868
81,438	*,e	Inovio Pharmaceuticals, Inc	979,699
65,711	*,e	Insmed, Inc	1,511,353
35,962	*,e	Intellia Therapeutics, Inc	484,408
21,628	*	Intercept Pharmaceuticals, Inc	1,771,766
14,781	*	Intersect ENT, Inc	169,686
41,691	*	Intra-Cellular Therapies, Inc	736,680
69,391	*,e	Invitae Corp	1,148,421
103,042	*	Ionis Pharmaceuticals, Inc	5,721,922
100,089	*	Iovance Biotherapeutics, Inc	3,217,861
143,510	*	IQVIA Holdings, Inc	20,463,091
108,922	*	Ironwood Pharmaceuticals, Inc	1,089,220
44,220	*	Jazz Pharmaceuticals plc	4,875,255
2,153,219		Johnson & Johnson	323,068,979
8,024	*,e	Jounce Therapeutics, Inc	39,318
101,652	*,e	Kadmon Holdings, Inc	437,104
10,732	*,e	Kala Pharmaceuticals, Inc	106,891
9,448	*,e	KalVista Pharmaceuticals Inc	103,078
8,360	*	Karuna Therapeutics, Inc	694,549
46,823	*,e	Karyopharm Therapeutics, Inc	1,032,447
11,670	*	Kindred Biosciences, Inc	58,583
10,488	*	Kiniksa Pharmaceuticals Ltd	209,236
24,165	*,e	Kodiak Sciences, Inc	1,318,201
8,184	*,e	Krystal Biotech Inc	386,203
25,692	*	Kura Oncology, Inc	373,819
9,941	*,e	La Jolla Pharmaceutical Co	72,172
24,293	*,e	Lannett Co, Inc	231,755
23,392	*,e	Lexicon Pharmaceuticals, Inc	44,211
12,831	*,e	Ligand Pharmaceuticals, Inc (Class B)	1,264,752
56,636	*,e	Lineage Cell Therapeutics, Inc	48,141
33,359		Luminex Corp	1,202,592
56,764	*	MacroGenics, Inc	408,701
8,652	*,e	Madrigal Pharmaceuticals, Inc	723,999
16,310	*	Magenta Therapeutics, Inc	132,926
170

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

297,094	*,e	MannKind Corp	$386,222
360,236	*,e	Marinus Pharmaceuticals, Inc	734,881
14,055	*	MediciNova, Inc	72,383
22,437	*	Medpace Holdings, Inc	1,791,819
11,119	*	MeiraGTx Holdings plc	153,109
4,587	*,e	Menlo Therapeutics, Inc	8,348
2,065,693		Merck & Co, Inc	163,892,083
27,755	*	Mersana Therapeutics, Inc	250,628
19,311	*	Mettler-Toledo International, Inc	13,902,761
17,960	*	Minerva Neurosciences, Inc	161,101
23,793	*	Mirati Therapeutics, Inc	2,023,357
181,046	*	Moderna, Inc	8,326,306
16,695	*,e	Molecular Templates, Inc	270,960
89,370	*	Momenta Pharmaceuticals, Inc	2,833,029
419,414	*	Mylan NV	7,033,573
40,288	*	MyoKardia, Inc	2,530,892
50,516	*	Myriad Genetics, Inc	780,977
37,762	*	NanoString Technologies, Inc	1,199,321
47,142	*	Natera, Inc	1,746,140
134,519	*,e	Nektar Therapeutics	2,582,765
73,701	*	NeoGenomics, Inc	2,014,985
74,493	*	Neurocrine Biosciences, Inc	7,310,743
12,334	*	NextCure Inc	399,868
16,736	*	NGM Biopharmaceuticals Inc	305,599
26,024	*,e	Novavax, Inc	471,815
14,594	*	Ocular Therapeutix, Inc	84,061
8,176	*,e	Odonate Therapeutics, Inc	230,154
53,171	*,e	Omeros Corp	883,702
344,433	*,e	Opko Health, Inc	764,641
18,657	*,e	Optinose, Inc	75,374
4,348	*,e	Oyster Point Pharma, Inc	127,831
128,534	*,e	Pacific Biosciences of California, Inc	424,805
33,924	*,e	Pacira BioSciences Inc	1,400,722
12,933	*,e	Paratek Pharmaceuticals, Inc	52,896
102,482	*	PDL BioPharma, Inc	347,414
88,610		PerkinElmer, Inc	8,021,863
98,707		Perrigo Co plc	5,261,083
14,895	*,e	Personalis, Inc	154,461
30,407	*	Pfenex, Inc	174,840
4,508,743		Pfizer, Inc	172,955,381
8,056	*	Phathom Pharmaceuticals, Inc	272,615
11,429		Phibro Animal Health Corp	305,269
18,324	*	Pieris Pharmaceuticals, Inc	48,559
5,383	*,e	PolarityTE, Inc	5,544
69,524	*,e	Portola Pharmaceuticals, Inc	492,230
50,225	*	PRA Health Sciences, Inc	4,846,712
25,740	*	Precision BioSciences Inc	177,091
50,206	*	Prestige Consumer Healthcare, Inc.	2,042,882
6,326	*	Prevail Therapeutics, Inc	91,411
14,054	*	Principia Biopharma, Inc	873,878
215,677	*	Progenics Pharmaceuticals, Inc	849,767
47,642	*,e	Protagonist Therapeutics, Inc	321,584
25,653	*	Prothena Corp plc	287,827
51,050	*	PTC Therapeutics, Inc	2,599,466
18,291	*,e	Puma Biotechnology, Inc	183,825
181,041	*	QIAGEN NV	7,547,599
171

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

6,779	*	Quanterix Corp	$177,610
40,171	*,e	Radius Health, Inc	630,283
18,102	*,e	Reata Pharmaceuticals, Inc	2,863,012
47,673	*	Recro Pharma, Inc	403,314
66,500	*	Regeneron Pharmaceuticals, Inc	34,971,020
31,576	*	REGENXBIO, Inc	1,257,356
40,752	*	Repligen Corp	4,733,345
9,749	*	Replimune Group, Inc	176,359
21,376	*	Retrophin, Inc	325,343
28,104	*,e	Revance Therapeutics, Inc	520,205
19,083	*	Rhythm Pharmaceuticals, Inc	359,524
86,156	*,e	Rigel Pharmaceuticals, Inc	154,219
25,786	*	Rocket Pharmaceuticals, Inc	381,633
83,924	*,e	Rubius Therapeutics, Inc	507,740
40,059	*	Sage Therapeutics, Inc	1,561,500
127,347	*,e	Sangamo Therapeutics Inc	1,037,878
56,139	*,e	Sarepta Therapeutics, Inc	6,617,665
3,844	*,e	Satsuma Pharmaceuticals, Inc	75,342
15,205	*	Scholar Rock Holding Corp	249,818
9,640	*	Schrodinger, Inc	447,296
94,104	*	Seattle Genetics, Inc	12,913,892
13,358	*	Seres Therapeutics, Inc	49,157
31,728	*,e	SIGA Technologies, Inc	187,512
5,595	*,e	Solid Biosciences, Inc	12,980
93,662	*,e	Sorrento Therapeutics, Inc	212,613
115,826	*,e	Spectrum Pharmaceuticals, Inc	335,895
8,069	*,e	SpringWorks Therapeutics, Inc	244,168
14,585	*	Stemline Therapeutics, Inc	76,280
13,696	*,e	Stoke Therapeutics, Inc	288,027
30,987	*	Supernus Pharmaceuticals, Inc	725,096
6,892	*,e	Syndax Pharmaceuticals, Inc	124,056
50,130	*	Syneos Health, Inc	2,796,753
25,941	*,e	Syros Pharmaceuticals, Inc	218,683
7,220	*,e	TCR2 Therapeutics Inc	68,879
64,512	*,e	TG Therapeutics, Inc	758,661
222,623	*,e	TherapeuticsMD, Inc	351,744
47,696	*	Theravance Biopharma, Inc	1,390,815
324,166		Thermo Fisher Scientific, Inc	108,491,877
20,924	*,e	Translate Bio, Inc	268,664
24,278	*	Tricida, Inc	734,410
22,228	*	Turning Point Therapeutics Inc	1,144,964
20,560	*	Twist Bioscience Corp	672,518
43,643	*,e	Ultragenyx Pharmaceutical, Inc	2,637,346
33,438	*	United Therapeutics Corp	3,663,467
11,976	*,e	UNITY Biotechnology, Inc	77,724
13,354	*,e	UroGen Pharma Ltd	296,592
43,287	*	Vanda Pharmaceuticals, Inc	497,801
76,900	*,e	VBI Vaccines, Inc	93,818
35,705	*	Veracyte, Inc	962,964
54,342	*	Vericel Corp	787,959
210,996	*	Vertex Pharmaceuticals, Inc	53,002,195
5,676	*	Viela Bio, Inc	230,616
58,489	*,e	Viking Therapeutics, Inc	336,897
7,596	*	Vir Biotechnology, Inc	231,754
18,311	*	Voyager Therapeutics, Inc	197,942
50,669	*	Waters Corp	9,475,103
172

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

11,082	*,e	WaVe Life Sciences Ltd	$96,192
14,286	*	XBiotech, Inc	226,005
32,052	*,e	Xencor, Inc	936,880
50,940	*,e	Xeris Pharmaceuticals, Inc	137,538
19,129	*	Y-mAbs Therapeutics, Inc	642,352
109,983	*,e	ZIOPHARM Oncology, Inc	307,952
387,806		Zoetis, Inc	50,147,194
36,547	*	Zogenix, Inc	1,031,722
44,624	*,e	Zynerba Pharmaceuticals, Inc	172,695
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,005,744,095

REAL ESTATE - 3.7%
69,241		Acadia Realty Trust	857,896
34,962		Agree Realty Corp	2,276,376
58,662		Alexander & Baldwin, Inc	770,819
2,407		Alexander’s, Inc	758,831
99,037		Alexandria Real Estate Equities, Inc	15,557,722
6,851	*,e	Altisource Portfolio Solutions S.A.	57,206
37,614		American Assets Trust, Inc	1,065,228
108,984		American Campus Communities, Inc	3,846,045
76,012		American Finance Trust, Inc	586,053
207,489		American Homes 4 Rent	5,008,784
356,223		American Tower Corp	84,781,074
153,841		Americold Realty Trust	4,705,996
113,814		Apartment Investment & Management Co	4,287,373
163,456		Apple Hospitality REIT, Inc	1,582,254
26,867		Armada Hoffler Properties, Inc	258,192
481,381		Ashford Hospitality Trust, Inc	395,840
112,955		AvalonBay Communities, Inc	18,406,017
45,166		Bluerock Residential Growth REIT, Inc	262,866
125,042		Boston Properties, Inc	12,151,582
59,562		BraeMar Hotels & Resorts, Inc	186,429
98,959		Brandywine Realty Trust	1,104,382
212,171		Brixmor Property Group, Inc	2,429,358
79,501		Brookfield Property REIT, Inc	778,712
16,427		Brt Realty Trust	162,627
74,170		Camden Property Trust	6,532,152
69,365		CareTrust REIT, Inc	1,143,135
56,282		CatchMark Timber Trust, Inc	442,377
122,504	*	CBL & Associates Properties, Inc	35,404
277,156	*	CBRE Group, Inc	11,898,307
53,871		Cedar Realty Trust, Inc	56,565
43,368		Chatham Lodging Trust	325,694
46,803		City Office REIT, Inc	472,710
7,816		Clipper Realty, Inc	41,425
425,482		Colony Capital, Inc	982,863
94,085		Columbia Property Trust, Inc	1,344,475
15,150		Community Healthcare Trust, Inc	563,580
12,558		Consolidated-Tomoka Land Co	527,813
100,297		CoreCivic, Inc	1,315,897
46,802		CorEnergy Infrastructure Trust, Inc	568,176
155,617		CorePoint Lodging, Inc	676,934
30,172		Coresite Realty	3,656,545
79,819		Corporate Office Properties Trust	2,108,818
113,005		Cousins Properties, Inc	3,409,361
336,219		Crown Castle International Corp	53,603,395
173

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

152,802		CubeSmart	$3,850,610
92,091	*,e	Cushman & Wakefield plc	1,120,747
90,921		CyrusOne, Inc	6,378,108
160,530		DiamondRock Hospitality Co	1,000,102
211,170		Digital Realty Trust, Inc	31,567,803
239,945		Diversified Healthcare Trust	746,229
130,846		Douglas Emmett, Inc	3,989,495
300,568		Duke Realty Corp	10,429,710
59,731		Easterly Government Properties, Inc	1,607,361
30,443		EastGroup Properties, Inc	3,226,958
104,720		Empire State Realty Trust, Inc	875,459
64,557		EPR Properties	1,899,267
68,888		Equinix, Inc	46,513,178
107,413		Equity Commonwealth	3,646,671
143,836		Equity Lifestyle Properties, Inc	8,674,749
297,475		Equity Residential	19,353,724
73,512		Essential Properties Realty Trust, Inc	1,079,891
52,876		Essex Property Trust, Inc	12,907,032
11,002	*	eXp World Holdings Inc	100,998
102,912		Extra Space Storage, Inc	9,080,955
21,321		Farmland Partners, Inc	139,866
58,222		Federal Realty Investment Trust	4,848,146
104,345		First Industrial Realty Trust, Inc	3,941,111
52,178	*	Forestar Group, Inc	688,228
58,607		Four Corners Property Trust, Inc	1,312,211
61,023		Franklin Street Properties Corp	331,965
60,678		Front Yard Residential Corp	692,336
3,673	*	FRP Holdings, Inc	159,739
165,877		Gaming and Leisure Properties, Inc	4,684,366
102,709		Geo Group, Inc	1,302,350
39,263		Getty Realty Corp	1,066,383
28,705		Gladstone Commercial Corp	453,539
19,018		Global Medical REIT, Inc	198,168
80,903		Global Net Lease, Inc	1,164,194
56,257		Hannon Armstrong Sustainable Infrastructure Capital, Inc	1,574,633
101,948		Healthcare Realty Trust, Inc	2,996,252
159,278		Healthcare Trust of America, Inc	3,923,017
405,675		Healthpeak Properties Inc	10,604,345
56,274		Hersha Hospitality Trust	294,313
74,387		Highwoods Properties, Inc	2,886,959
567,817		Host Hotels and Resorts, Inc	6,989,827
29,312	*	Howard Hughes Corp	1,587,538
114,748		Hudson Pacific Properties	2,820,506
49,316		Independence Realty Trust, Inc	496,612
52,659		Industrial Logistics Properties Trust	984,197
12,948		Innovative Industrial Properties, Inc	1,015,900
10,916		Investors Real Estate Trust	683,669
428,352		Invitation Homes, Inc	10,130,525
228,470		Iron Mountain, Inc	5,524,405
40,754		iStar Inc	408,355
99,396		JBG SMITH Properties	3,374,494
16,318		Jernigan Capital, Inc	215,398
42,077		Jones Lang LaSalle, Inc	4,442,490
96,450		Kennedy-Wilson Holdings, Inc	1,364,768
83,571		Kilroy Realty Corp	5,203,130
334,293		Kimco Realty Corp	3,647,137
174

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

60,963		Kite Realty Group Trust	$623,651
69,686		Lamar Advertising Co	4,017,398
194,619		Lexington Realty Trust	2,033,769
37,348		Life Storage, Inc	3,271,311
35,739		LTC Properties, Inc	1,272,308
111,975		Macerich Co	836,453
77,091		Mack-Cali Realty Corp	1,248,103
24,749	*	Marcus & Millichap, Inc	718,958
7,087	*	Maui Land & Pineapple Co, Inc	74,059
414,171		Medical Properties Trust, Inc	7,098,891
92,006		Mid-America Apartment Communities, Inc	10,297,312
80,044		Monmouth Real Estate Investment Corp (Class A)	1,087,798
33,453		National Health Investors, Inc	1,841,922
131,950		National Retail Properties, Inc	4,306,848
50,930		National Storage Affiliates Trust	1,450,486
57,756		New Senior Investment Group, Inc	191,172
162,017		Newmark Group, Inc	628,626
14,802		NexPoint Residential Trust, Inc	445,096
47,345		Office Properties Income Trust	1,297,253
183,633		Omega Healthcare Investors, Inc	5,352,902
32,197		One Liberty Properties, Inc	506,137
119,329		Outfront Media, Inc	1,872,272
156,501		Paramount Group, Inc	1,510,235
194,545		Park Hotels & Resorts, Inc	1,850,123
102,913		Pebblebrook Hotel Trust	1,218,490
1,055		Pennsylvania REIT	1,066
132,603		Physicians Realty Trust	2,044,738
89,709		Piedmont Office Realty Trust, Inc	1,556,451
50,818		PotlatchDeltic Corp	1,784,220
30,956		Preferred Apartment Communities, Inc	229,384
594,400		Prologis, Inc	53,038,312
16,705		PS Business Parks, Inc	2,156,448
119,630		Public Storage, Inc	22,185,384
45,791		QTS Realty Trust, Inc	2,863,311
10,225	*	Rafael Holdings, Inc	144,275
103,341		Rayonier, Inc	2,483,284
10,920		Re/Max Holdings, Inc	287,087
115,446		Realogy Holdings Corp	501,036
261,438		Realty Income Corp	14,358,175
76,738	*	Redfin Corp	1,621,474
134,955		Regency Centers Corp	5,925,874
95,856		Retail Opportunities Investment Corp	930,282
180,631		Retail Properties of America, Inc	1,119,912
10,607		Retail Value, Inc	153,483
92,093		Rexford Industrial Realty, Inc	3,750,027
146,326		RLJ Lodging Trust	1,359,369
18,921		RMR Group, Inc	561,197
62,294		RPT Realty	424,845
42,374		Ryman Hospitality Properties	1,497,497
160,129		Sabra Healthcare REIT, Inc	2,052,854
10,397		Safehold, Inc	600,531
9,881		Saul Centers, Inc	322,318
90,452		SBA Communications Corp	26,223,844
33,749	*	Seritage Growth Properties	357,064
135,178		Service Properties Trust	936,784
247,431		Simon Property Group, Inc	16,520,968
175

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

144,383		SITE Centers Corp	$874,961
58,391		SL Green Realty Corp	3,097,643
73,120		Spirit Realty Capital, Inc	2,249,171
36,383	*,e	St. Joe Co	665,809
120,028		STAG Industrial, Inc	3,150,735
160,009		STORE Capital Corp	3,211,381
2,867	*	Stratus Properties, Inc	48,080
95,676		Summit Hotel Properties, Inc	579,797
71,626		Sun Communities, Inc	9,626,534
161,576		Sunstone Hotel Investors, Inc	1,484,883
88,312		Tanger Factory Outlet Centers, Inc	664,106
46,299		Taubman Centers, Inc	1,995,487
24,042	*	Tejon Ranch Co	329,375
54,281		Terreno Realty Corp	2,975,684
228,147		UDR, Inc	8,548,668
29,663		UMH Properties, Inc	385,322
151,222		Uniti Group, Inc	1,067,627
10,264		Universal Health Realty Income Trust	1,097,837
84,805		Urban Edge Properties	975,258
25,939		Urstadt Biddle Properties, Inc (Class A)	378,969
299,266		Ventas, Inc	9,681,255
805,160		VEREIT, Inc	4,412,277
373,853		VICI Properties, Inc	6,512,519
133,644		Vornado Realty Trust	5,856,280
267,196		Washington Prime Group, Inc	229,735
62,434		Washington REIT	1,455,961
88,530		Weingarten Realty Investors	1,610,361
332,228		Welltower, Inc	17,020,040
604,395		Weyerhaeuser Co	13,218,119
22,948		Whitestone REIT	155,587
136,414		WP Carey, Inc	8,973,313
83,110		Xenia Hotels & Resorts, Inc	806,167
		TOTAL REAL ESTATE	848,565,415

RETAILING - 6.9%
15,888	*	1-800-FLOWERS.COM, Inc (Class A)	304,891
54,562		Aaron’s, Inc	1,741,073
48,761		Abercrombie & Fitch Co (Class A)	515,891
52,487		Advance Auto Parts, Inc	6,346,203
339,000	*	Amazon.com, Inc	838,686,000
123,974	e	American Eagle Outfitters, Inc	985,593
4,482	*	America’s Car-Mart, Inc	295,588
15,223	*,e	Asbury Automotive Group, Inc	1,027,552
46,249	*,e	At Home Group, Inc	108,685
49,168	*	Autonation, Inc	1,831,016
19,215	*	AutoZone, Inc	19,605,449
22,973	*	Barnes & Noble Education, Inc	41,122
110,359	e	Bed Bath & Beyond, Inc	683,122
179,693		Best Buy Co, Inc	13,787,844
37,243		Big Lots, Inc	873,348
90,864	*	BJ’s Wholesale Club Holdings, Inc	2,390,632
33,920	*	Booking Holdings, Inc	50,220,934
32,807	*	Boot Barn Holdings, Inc	605,617
20,435	e	Buckle, Inc	312,860
51,829	*	Burlington Stores, Inc	9,468,640
42,483		Caleres, Inc	344,537
176

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

26,521	e	Camping World Holdings, Inc	$235,241
127,405	*,e	CarMax, Inc	9,383,378
37,231	*,e	Carvana Co	2,982,575
14,638		Cato Corp (Class A)	164,824
90,009		Chico’s FAS, Inc	135,013
14,677	e	Children’s Place, Inc	433,852
9,236		Citi Trends, Inc	104,921
14,808	*,e	Conn’s, Inc	100,102
9,713	*,e	Container Store Group, Inc	20,397
35,722		Core-Mark Holding Co, Inc	1,026,650
59,207		Designer Brands, Inc	375,964
49,667	e	Dick’s Sporting Goods, Inc	1,459,713
8,843	e	Dillard’s, Inc (Class A)	260,692
206,379		Dollar General Corp	36,178,239
191,685	*	Dollar Tree, Inc	15,271,544
5,673	*,e	Duluth Holdings, Inc	22,749
608,893		eBay, Inc	24,252,208
94,996	*,e	Etsy, Inc	6,162,391
106,990	e	Expedia Group Inc	7,594,150
140,131	*,e	Express Parent LLC	290,071
42,831	*	Five Below, Inc	3,861,643
52,469	*,e	Floor & Decor Holdings, Inc	2,224,686
81,537	e	Foot Locker, Inc	2,089,793
16,526	*,e	Funko, Inc	70,731
4,919	*,e	Gaia, Inc	44,714
67,332	*,e	GameStop Corp (Class A)	385,812
183,956	e	Gap, Inc	1,493,723
16,380	*,e	Genesco, Inc	310,073
114,172		Genuine Parts Co	9,051,556
14,639	e	Group 1 Automotive, Inc	828,421
438,715	*	Groupon, Inc	535,232
71,331	*	GrubHub, Inc	3,408,908
49,316	e	Guess?, Inc	461,105
9,919	e	Haverty Furniture Cos, Inc	134,204
15,548	*,e	Hibbett Sports, Inc	239,906
883,819		Home Depot, Inc	194,289,931
52,097	*	Hudson Ltd	255,275
123,409		Kohl’s Corp	2,278,130
193,192		L Brands, Inc	2,297,053
27,806	*,e	Lands’ End, Inc	236,629
6,857	*,e	Leaf Group Ltd	9,943
10,204	*	Liquidity Services, Inc	51,020
17,338	e	Lithia Motors, Inc (Class A)	1,916,889
249,205	*	LKQ Corp	6,516,711
629,425		Lowe’s Companies, Inc	65,932,269
22,964	*,e	Lumber Liquidators, Inc	161,896
245,855	e	Macy’s, Inc	1,440,710
15,024	*	MarineMax, Inc	216,496
67,268	*,e	Michaels Cos, Inc	204,495
25,365	e	Monro Muffler, Inc	1,407,504
22,677	*	Murphy USA, Inc	2,421,904
64,783	*	National Vision Holdings, Inc	1,716,749
86,843	e	Nordstrom, Inc	1,630,912
478,795		Office Depot, Inc	1,062,925
42,009	*,e	Ollie’s Bargain Outlet Holdings, Inc	2,852,831
60,452	*	O’Reilly Automotive, Inc	23,355,026
177

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

28,265	*	Overstock.com, Inc	$356,704
27,126	e	Penske Auto Group, Inc	975,993
11,452	e	PetMed Express, Inc	453,156
31,277		Pool Corp	6,620,090
52,342	*	Quotient Technology, Inc	375,816
302,765	*	Qurate Retail Group, Inc QVC Group	2,438,772
42,021	*	RealReal, Inc	493,327
49,836		Rent-A-Center, Inc	991,986
12,843	*,e	RH	1,846,567
286,187		Ross Stores, Inc	26,146,044
114,029	*,e	Rubicon Project, Inc	817,588
92,701	*,e	Sally Beauty Holdings, Inc	900,127
8,376	e	Shoe Carnival, Inc	197,841
21,178		Shutterstock, Inc	804,764
13,292	e	Signet Jewelers Ltd	133,718
23,483	*	Sleep Number Corp	702,142
21,865	e	Sonic Automotive, Inc (Class A)	468,567
23,407	*	Sportsman’s Warehouse Holdings, Inc	167,594
12,767	*	Stamps.com, Inc	2,020,633
29,827	*,e	Stitch Fix Inc	478,723
103,746	e	Tailored Brands, Inc	172,218
396,282		Target Corp	43,487,987
97,503		Tiffany & Co	12,334,130
31,832		Tilly’s, Inc	187,490
978,758		TJX Companies, Inc	48,008,080
95,957		Tractor Supply Co	9,732,919
44,012	*	Ulta Beauty, Inc	9,591,095
50,531	*,e	Urban Outfitters, Inc	876,208
50,688	*,e	Wayfair, Inc	6,287,340
2,435		Weyco Group, Inc	46,338
59,756	e	Williams-Sonoma, Inc	3,695,311
3,320		Winmark Corp	498,000
17,443	*	Zumiez, Inc	368,745
		TOTAL RETAILING	1,574,703,089

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.3%
30,532	*	Acacia Communications, Inc	2,066,711
33,388	*,e	Adesto Technologies Corp	395,648
30,553	*	Advanced Energy Industries, Inc	1,698,747
834,649	*	Advanced Micro Devices, Inc	43,727,261
9,141	*	Alpha & Omega Semiconductor Ltd	109,966
23,645	*	Ambarella, Inc	1,243,254
75,934	*	Amkor Technology, Inc	750,228
300,044		Analog Devices, Inc	32,884,822
744,957		Applied Materials, Inc	37,009,464
17,700	*	Axcelis Technologies, Inc	413,472
23,342	*	AXT, Inc	129,081
313,306		Broadcom, Inc	85,100,176
56,349		Brooks Automation, Inc	2,168,873
23,382		Cabot Microelectronics Corp	2,865,230
12,815	*	Ceva, Inc	401,750
47,017	*	Cirrus Logic, Inc	3,554,485
22,179		Cohu, Inc	366,619
86,290	*	Cree, Inc	3,721,688
38,957	*	Diodes, Inc	1,982,522
25,320	*	DSP Group, Inc	436,770
178

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

74,409	*	Enphase Energy, Inc	$3,484,574
110,914		Entegris, Inc	6,014,866
66,027	*,e	First Solar, Inc	2,905,848
68,617	*	Formfactor, Inc	1,598,776
16,831	*	Ichor Holdings Ltd	419,092
10,555	*	Impinj, Inc	237,065
36,186	*	Inphi Corp	3,493,397
3,470,901		Intel Corp	208,184,642
127,453		KLA Corp	20,913,763
116,357		Lam Research Corp	29,703,615
110,879	*	Lattice Semiconductor Corp	2,495,886
45,361	*,e	MACOM Technology Solutions Holdings, Inc	1,390,768
538,189		Marvell Technology Group Ltd	14,391,174
218,072		Maxim Integrated Products, Inc	11,989,599
66,980	*	MaxLinear, Inc	1,104,500
189,553		Microchip Technology, Inc	16,629,485
895,598	*	Micron Technology, Inc	42,890,188
43,422		MKS Instruments, Inc	4,352,187
34,516		Monolithic Power Systems, Inc	6,900,094
48,450	*	Nanometrics, Inc	1,572,687
21,044	*	NeoPhotonics Corp Ltd	202,443
2,727		NVE Corp	154,812
473,072		NVIDIA Corp	138,269,484
310,217	*	ON Semiconductor Corp	4,977,432
21,163	*	PDF Solutions, Inc	337,973
38,535	*	Photronics, Inc	460,493
24,260		Power Integrations, Inc	2,483,011
94,024	*	Qorvo, Inc	9,217,173
926,178		QUALCOMM, Inc	72,862,423
71,004	*	Rambus, Inc	889,680
54,601	*	Semtech Corp	2,470,149
32,357	*	Silicon Laboratories, Inc	3,145,748
137,850		Skyworks Solutions, Inc	14,319,858
12,865	*,e	SMART Global Holdings, Inc	325,356
59,824	*,e	SunPower Corp	439,706
29,141	*,e	Synaptics, Inc	1,905,530
136,461		Teradyne, Inc	8,534,271
761,168		Texas Instruments, Inc	88,348,770
25,939	*	Ultra Clean Holdings	477,018
34,192		Universal Display Corp	5,132,903
26,815	*	Veeco Instruments, Inc	293,088
201,888		Xilinx, Inc	17,645,011
39,640		Xperi Corp	605,699
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	975,197,004

SOFTWARE & SERVICES - 14.2%
41,968	*,e	2U, Inc	996,740
76,541	*	8x8, Inc	1,298,135
40,700	*	A10 Networks, Inc	277,981
517,624		Accenture plc	95,858,789
84,722	*	ACI Worldwide, Inc	2,321,383
390,416	*	Adobe, Inc	138,066,714
126,878	*	Akamai Technologies, Inc	12,397,249
31,014	*	Alarm.com Holdings, Inc	1,387,256
33,699		Alliance Data Systems Corp	1,687,309
32,421	*,e	Altair Engineering, Inc	1,069,569
179

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

36,288	*,e	Alteryx, Inc	$4,107,076
108,436		Amdocs Ltd	6,987,616
14,904		American Software, Inc (Class A)	245,618
69,976	*	Anaplan, Inc	2,859,219
68,391	*	Ansys, Inc	17,906,816
15,829	*	Appfolio, Inc	1,738,974
29,040	*,e	Appian Corp	1,326,257
54,679	*	Aspen Technology, Inc	5,590,928
97,293	*,e	Atlassian Corp plc	15,128,089
179,754	*	Autodesk, Inc	33,637,366
351,613		Automatic Data Processing, Inc	51,578,111
37,852	*	Avalara, Inc	3,382,833
83,182	*,e	Avaya Holdings Corp	826,829
25,085	*	Benefitfocus, Inc	271,671
6,096	*,e	Bill.Com Holdings, Inc	358,993
117,151	*	Black Knight, Inc	8,267,346
39,195		Blackbaud, Inc	2,165,916
32,086	*	Blackline, Inc	1,948,904
109,357		Booz Allen Hamilton Holding Co	8,031,178
39,679	*	Bottomline Technologies, Inc	1,651,837
116,757	*,e	Box, Inc	1,884,458
13,536	*,e	Brightcove, Inc	105,581
92,144		Broadridge Financial Solutions, Inc	10,688,704
19,429	*	CACI International, Inc (Class A)	4,859,970
225,237	*	Cadence Design Systems, Inc	18,273,478
25,453	*	Cardtronics plc	582,874
21,931		Cass Information Systems, Inc	879,652
100,145		CDK Global, Inc	3,933,696
25,982	*,e	Cerence Inc	549,779
74,195	*	Ceridian HCM Holding, Inc	4,375,279
17,671	*	ChannelAdvisor Corp	182,541
94,262		Citrix Systems, Inc	13,668,933
213,490	*	Cloudera, Inc	1,767,697
445,484		Cognizant Technology Solutions Corp (Class A)	25,846,982
29,431	*	Commvault Systems, Inc	1,256,409
133,288	*	Conduent, Inc	335,886
63,661		CoreLogic Inc	2,445,856
41,169	*	Cornerstone OnDemand, Inc	1,381,632
51,876	*	Coupa Software, Inc	9,134,845
26,659		CSG Systems International, Inc	1,295,094
5,864	*,e	Digimarc Corp	98,222
55,211	*	Digital Turbine, Inc	323,536
127,115	*	DocuSign, Inc	13,315,296
20,166	*	Domo, Inc	392,229
167,812	*	Dropbox, Inc	3,527,408
211,692		DXC Technology Co	3,837,976
105,102	*	Dynatrace, Inc	3,137,295
13,427	e	Ebix, Inc	281,027
16,687	*	eGain Corp	138,502
45,839	*	Elastic NV	2,940,113
34,278	*	Endurance International Group Holdings, Inc	87,923
38,658	*	Envestnet, Inc	2,416,898
43,238	*	EPAM Systems, Inc	9,550,842
37,504	*	Euronet Worldwide, Inc	3,441,367
25,703	*,e	Everbridge, Inc	2,862,800
87,635	*	Everi Holdings, Inc	433,793
180

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

57,131		EVERTEC, Inc	$1,447,700
29,867	*	Evo Payments, Inc	594,652
24,176	*	ExlService Holdings, Inc	1,492,384
22,655	*	Fair Isaac Corp	7,995,856
494,629		Fidelity National Information Services, Inc	65,236,619
158,538	*	FireEye, Inc	1,824,772
457,116	*	Fiserv, Inc	47,110,375
47,341	*	Five9, Inc	4,387,090
69,180	*	FleetCor Technologies, Inc	16,689,675
39,476	*,e	ForeScout Technologies, Inc	1,253,758
116,237	*	Fortinet, Inc	12,523,374
69,002	*	Gartner, Inc	8,198,128
147,848		Genpact Ltd	5,090,407
241,473		Global Payments, Inc	40,089,347
141,147	*	GoDaddy, Inc	9,799,836
26,082	*,e	GTT Communications, Inc	296,292
66,486	*	Guidewire Software, Inc	6,039,588
54,164		Hackett Group, Inc	803,252
32,140	*	HubSpot, Inc	5,419,768
10,789	*,e	I3 Verticals, Inc	250,736
15,736	*	Information Services Group, Inc	39,340
5,488	*,e	Intelligent Systems Corp	184,068
717,637		International Business Machines Corp	90,106,502
201,138		Intuit, Inc	54,269,044
35,144	*	j2 Global, Inc	2,834,012
62,866		Jack Henry & Associates, Inc	10,281,734
105,233		KBR, Inc	2,132,021
108,970		Leidos Holdings, Inc	10,767,326
74,415	*,e	Limelight Networks, Inc	377,284
52,966	*,e	Liveperson, Inc	1,268,006
55,670	*	LiveRamp Holdings, Inc	2,107,666
38,994		LogMeIn, Inc	3,332,427
51,717	*	Manhattan Associates, Inc	3,668,804
23,451		Mantech International Corp (Class A)	1,748,507
719,079		Mastercard, Inc (Class A)	197,725,153
52,260		MAXIMUS, Inc	3,518,143
51,568	*,e	Medallia, Inc	1,107,681
6,131,520		Microsoft Corp	1,098,829,699
8,153	*	MicroStrategy, Inc (Class A)	1,029,969
81,479	*	Mitek Systems, Inc	760,199
67,870	*	MobileIron, Inc	345,458
40,079	*	Model N, Inc	1,156,680
33,842	*	MongoDB, Inc	5,486,803
37,375	*	New Relic, Inc	2,006,664
52,199		NIC, Inc	1,264,782
460,669		NortonLifelock, Inc	9,798,430
229,149	*	Nuance Communications, Inc	4,628,810
130,724	*,e	Nutanix, Inc	2,678,535
84,546	*	Okta, Inc	12,791,810
22,848	*	OneSpan, Inc	383,846
1,626,987		Oracle Corp	86,181,501
32,894	*	Pagerduty, Inc	694,392
76,969	*	Palo Alto Networks, Inc	15,125,178
262,500		Paychex, Inc	17,986,500
39,656	*	Paycom Software, Inc	10,351,009
27,531	*	Paylocity Holding Corp	3,153,125
181

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

952,915	*	PayPal Holdings, Inc	$117,208,545
21,182	*,e	Paysign Inc	182,165
33,891		Pegasystems, Inc	2,833,965
20,483	*	Perficient, Inc	713,423
115,944		Perspecta, Inc	2,500,912
11,165	*,e	Ping Identity Holding Corp	278,232
40,148	*,e	Pluralsight, Inc	660,033
35,784		Progress Software Corp	1,463,923
45,069	*	Proofpoint, Inc	5,486,249
30,746	*	PROS Holdings, Inc	1,057,355
83,014	*	PTC, Inc	5,748,720
32,477	*,e	Q2 Holdings, Inc	2,589,066
13,656		QAD, Inc (Class A)	577,922
26,551	*	Qualys, Inc	2,799,537
34,220	*	Rapid7, Inc	1,558,721
64,408	*,e	RealPage, Inc	4,153,672
60,584	*,e	RingCentral, Inc	13,845,262
234,206		Sabre Corp	1,702,678
74,373	*	SailPoint Technologies Holding, Inc	1,382,594
680,910	*	salesforce.com, Inc	110,273,375
46,725		Science Applications International Corp	3,815,564
2,934	*,e	SecureWorks Corp	33,389
151,124	*	ServiceNow, Inc	53,126,131
4,538	*,e	ShotSpotter, Inc	155,971
68,299	*	Smartsheet, Inc	3,600,723
44,684	*,e	SolarWinds Corp	758,734
127,138	*	Splunk, Inc	17,845,090
30,142	*	SPS Commerce, Inc	1,673,182
276,943	*	Square, Inc	18,040,067
179,895		SS&C Technologies Holdings, Inc	9,923,008
75,308	*	SVMK, Inc	1,182,336
45,383		Switch, Inc	779,226
22,488	*	Sykes Enterprises, Inc	643,831
79,247	*,e	Synchronoss Technologies, Inc	273,402
120,696	*	Synopsys, Inc	18,963,756
16,825	*,e	TeleNav, Inc	78,573
41,120	*	Tenable Holdings, Inc	1,071,587
85,362	*	Teradata Corp	2,099,052
82,825		TiVo Corp	582,260
31,433	*	Trade Desk, Inc	9,196,667
13,946		TTEC Holdings, Inc	543,615
4,944	*,e	Tucows, Inc	261,587
98,524	*,e	Twilio, Inc	11,064,245
31,265	*	Tyler Technologies, Inc	10,026,373
39,390	*	Unisys Corp	495,920
23,456	*	Upland Software, Inc	741,913
39,116	*	Upwork, Inc	325,836
27,353	*	Varonis Systems, Inc	1,834,019
53,761	*	Verint Systems, Inc	2,297,745
84,190	*	VeriSign, Inc	17,636,963
90,793	*	Verra Mobility Corp	813,505
48,375	*,e	VirnetX Holding Corp	268,965
22,321	*	Virtusa Corp	736,593
1,388,471		Visa, Inc (Class A)	248,147,537
62,395	*,e	VMware, Inc (Class A)	8,206,190
336,006		Western Union Co	6,407,634
182

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

33,992	*	WEX, Inc	$4,497,821
134,334	*	Workday, Inc	20,674,003
29,314	*	Workiva, Inc	1,124,192
77,806	*,e	Yext, Inc	995,917
90,431	*	Zendesk, Inc	6,952,335
43,245	*	Zix Corp	236,983
55,094	*,e	Zscaler, Inc	3,695,706
60,576	*	Zuora Inc	640,288
		TOTAL SOFTWARE & SERVICES	3,239,756,775

TECHNOLOGY HARDWARE & EQUIPMENT - 6.2%
92,051	*,e	3D Systems Corp	781,513
27,636		Adtran, Inc	284,098
33,387	*	Agilysys, Inc	654,051
19,888	*,e	Akoustis Technologies, Inc	180,185
236,158		Amphenol Corp (Class A)	20,843,305
27,285	*,e	Anixter International, Inc	2,533,685
3,341,692		Apple, Inc	981,789,110
28,619	*,e	Applied Optoelectronics, Inc	306,796
48,455	*	Arista Networks, Inc	10,626,181
166,136	*	Arlo Technologies, Inc	455,213
63,059	*	Arrow Electronics, Inc	3,967,672
38,581	*	Avid Technology, Inc	270,839
71,222		Avnet, Inc	2,138,084
24,060		Badger Meter, Inc	1,420,262
5,805		Bel Fuse, Inc (Class B)	43,305
30,179		Belden CDT, Inc	1,031,820
47,299		Benchmark Electronics, Inc	977,197
21,160	*	CalAmp Corp	142,195
29,260	*	Calix, Inc	336,490
33,788	*,e	Casa Systems, Inc	173,332
116,405		CDW Corp	12,897,674
124,147	*	Ciena Corp	5,741,799
3,473,331		Cisco Systems, Inc	147,199,768
4,561	*	Clearfield, Inc	59,430
133,508		Cognex Corp	7,374,982
18,086	*	Coherent, Inc	2,312,657
146,272	*	CommScope Holding Co, Inc	1,610,455
13,332		Comtech Telecommunications Corp	246,775
616,143		Corning, Inc	13,561,307
24,185		CTS Corp	560,125
19,750	e	Daktronics, Inc	89,270
121,497	*	Dell Technologies, Inc	5,186,707
59,746	*,e	Diebold, Inc	294,548
10,072	*	Digi International, Inc	114,317
54,273		Dolby Laboratories, Inc (Class A)	3,258,008
33,234	*	EchoStar Corp (Class A)	1,048,533
9,090	*	ePlus, Inc	643,117
75,046	*	Extreme Networks, Inc	255,156
50,253	*	F5 Networks, Inc	6,998,233
32,555	*	Fabrinet	2,042,826
12,665	*	FARO Technologies, Inc	695,182
203,198	*	Fitbit, Inc	1,359,395
104,012		FLIR Systems, Inc	4,514,121
46,648	*	Harmonic, Inc	270,558
1,063,007		Hewlett Packard Enterprise Co	10,693,850
183

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

1,170,867		HP, Inc	$18,160,147
71,056	*,e	II-VI, Inc	2,445,748
19,344	*	Immersion Corp	134,634
143,674	*,e	Infinera Corp	885,750
36,404	*,e	Inseego Corp	435,028
31,492	*	Insight Enterprises, Inc	1,709,701
27,167		InterDigital, Inc	1,569,438
28,452	*	IPG Photonics Corp	3,679,697
13,759	*	Iteris, Inc	54,898
28,386	*	Itron, Inc	1,981,911
116,887		Jabil Inc	3,324,266
268,503		Juniper Networks, Inc	5,799,665
46,837		Kemet Corp	1,265,067
150,365	*	Keysight Technologies, Inc	14,550,821
14,394	*	Kimball Electronics, Inc	194,607
62,167	*	Knowles Corp	966,697
5,791	*	KVH Industries, Inc	53,740
18,187		Littelfuse, Inc	2,641,480
59,773	*	Lumentum Holdings, Inc	4,836,233
24,632		Methode Electronics, Inc	739,453
140,249		Motorola Solutions, Inc	20,169,209
9,718		MTS Systems Corp	206,702
9,313	*,e	Napco Security Technologies, Inc	186,633
110,252		National Instruments Corp	4,235,882
92,155	*	NCR Corp	1,891,021
185,942		NetApp, Inc	8,138,681
24,145	*	Netgear, Inc	578,997
53,844	*	Netscout Systems, Inc	1,425,789
24,834	*,e	nLight, Inc	391,384
27,459	*	Novanta, Inc	2,385,913
15,364	*	OSI Systems, Inc	1,112,046
8,426	*,e	PAR Technology Corp	159,336
8,934		PC Connection, Inc	410,517
25,570	e	Plantronics, Inc	361,048
26,786	*,e	Plexus Corp	1,679,214
191,853	*	Pure Storage, Inc	2,762,683
57,297	*	Ribbon Communications, Inc	208,848
14,957	*	Rogers Corp	1,660,825
54,156	*	Sanmina Corp	1,501,746
14,787	*	Scansource, Inc	383,279
40,542	*,e	Stratasys Ltd	717,593
33,645		Synnex Corp	2,945,956
27,636	*	Tech Data Corp	3,886,727
205,005	*	Trimble Inc	7,099,323
75,676	*	TTM Technologies, Inc	877,085
7,976	e	Ubiquiti, Inc	1,292,351
44,049	*	Viasat, Inc	1,867,678
179,207	*	Viavi Solutions, Inc	2,164,821
94,635		Vishay Intertechnology, Inc	1,569,995
6,505	*	Vishay Precision Group, Inc	150,396
241,679		Western Digital Corp	11,136,568
149,088		Xerox Holdings Corp	2,726,820
43,683	*	Zebra Technologies Corp (Class A)	10,032,238
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	1,419,730,411
184

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 1.9%
8,605	*,e	Anterix, Inc	$451,762
5,918,174		AT&T, Inc	180,326,762
5,617		ATN International, Inc	348,928
11,426	*	Bandwidth Inc	931,905
47,700	*	Boingo Wireless, Inc	664,938
873,746	e	CenturyLink, Inc	9,279,183
39,243	*	Cincinnati Bell, Inc	574,910
32,806		Cogent Communications Group, Inc	2,750,127
38,093	*	Consolidated Communications Holdings, Inc	238,843
80,318	*,e	Gogo, Inc	130,918
56,168	*	IDT Corp (Class B)	303,307
80,615	*	Iridium Communications, Inc	1,814,241
9,912	*	Ooma, Inc	115,574
50,663	*,e	ORBCOMM, Inc	133,750
44,890		Shenandoah Telecom Co	2,402,064
13,824		Spok Holdings, Inc	141,834
72,628		Telephone & Data Systems, Inc	1,424,961
299,620	*	T-Mobile US, Inc	26,306,636
8,691	*	US Cellular Corp	276,635
3,355,576		Verizon Communications, Inc	192,777,841
194,410	*	Vonage Holdings Corp	1,625,268
		TOTAL TELECOMMUNICATION SERVICES	423,020,387

TRANSPORTATION - 1.7%
44,145	*	Air Transport Services Group, Inc	893,495
97,585		Alaska Air Group, Inc	3,173,464
11,491		Allegiant Travel Co	901,814
7,735		Amerco, Inc	2,166,806
309,522	e	American Airlines Group, Inc	3,717,359
19,628		ArcBest Corp	399,822
24,854	*	Atlas Air Worldwide Holdings, Inc	816,454
50,255	*	Avis Budget Group, Inc	828,202
109,418	e	CH Robinson Worldwide, Inc	7,757,736
26,011		Copa Holdings S.A. (Class A)	1,149,946
49,579		Costamare, Inc	248,887
15,402	*	Covenant Transportation Group, Inc	136,770
597,862		CSX Corp	39,596,400
14,049	*,e	Daseke, Inc	23,954
457,566		Delta Air Lines, Inc	11,855,535
52,187	*,e	Eagle Bulk Shipping, Inc	87,674
15,234	*	Echo Global Logistics, Inc	267,052
138,763		Expeditors International of Washington, Inc	9,936,125
194,346		FedEx Corp	24,637,242
18,436		Forward Air Corp	951,298
19,322		Genco Shipping & Trading Ltd	112,647
44,875	e	Hawaiian Holdings, Inc	646,200
32,998		Heartland Express, Inc	646,431
104,773	*,e	Hertz Global Holdings, Inc	423,283
25,144	*	Hub Group, Inc (Class A)	1,209,678
68,758		JB Hunt Transport Services, Inc	6,952,809
224,244	*,e	JetBlue Airways Corp	2,184,137
78,048		Kansas City Southern	10,189,166
45,192	*	Kirby Corp	2,414,157
97,442	e	Knight-Swift Transportation Holdings, Inc	3,622,894
31,671		Landstar System, Inc	3,271,931
157,534	*,e	Lyft, Inc (Class A)	5,171,841
185

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

56,372		Macquarie Infrastructure Co LLC	$1,555,303
31,651		Marten Transport Ltd	709,615
38,795		Matson, Inc	1,173,161
41,323	*,e	Mesa Air Group, Inc	187,813
209,156		Norfolk Southern Corp	35,786,592
77,743		Old Dominion Freight Line	11,295,280
4,793		Park-Ohio Holdings Corp	87,856
26,098	*	Radiant Logistics, Inc	111,699
41,932		Ryder System, Inc	1,484,393
33,901	*	Safe Bulkers, Inc	35,257
23,550	*	Saia, Inc	2,178,846
57,200		Schneider National, Inc	1,253,252
6,719	e	Scorpio Bulkers, Inc	172,208
42,491		Skywest, Inc	1,315,096
378,936		Southwest Airlines Co	11,841,750
57,362	*,e	Spirit Airlines, Inc	861,577
767,047	*	Uber Technologies, Inc	23,218,513
562,475		Union Pacific Corp	89,877,880
189,652	*	United Airlines Holdings Inc	5,609,906
565,647		United Parcel Service, Inc (Class B)	53,544,145
2,477		Universal Logistics Holdings Inc	34,505
10,589	*,e	US Xpress Enterprises, Inc	46,168
36,433	e	Werner Enterprises, Inc	1,461,692
74,703	*	XPO Logistics, Inc	4,985,678
29,117	*,e	YRC Worldwide, Inc	50,081
		TOTAL TRANSPORTATION	395,269,475

UTILITIES - 3.2%
528,046		AES Corp	6,996,609
43,324		Allete, Inc	2,493,729
191,324		Alliant Energy Corp	9,288,780
197,330		Ameren Corp	14,355,758
400,750		American Electric Power Co, Inc	33,306,333
29,906		American States Water Co	2,373,639
147,492		American Water Works Co, Inc	17,948,301
4,175		Artesian Resources Corp	144,163
78,190	*,e	Atlantic Power Corp	155,598
96,001		Atmos Energy Corp	9,789,222
45,487		Avangrid, Inc	1,955,941
52,011		Avista Corp	2,238,553
47,990		Black Hills Corp	2,972,501
43,873	*,e	Cadiz, Inc	468,125
38,876		California Water Service Group	1,746,310
402,894		Centerpoint Energy, Inc	6,861,285
16,717		Chesapeake Utilities Corp	1,469,090
27,487		Clearway Energy, Inc (Class A)	514,007
57,011		Clearway Energy, Inc (Class C)	1,141,930
225,724		CMS Energy Corp	12,886,583
268,905		Consolidated Edison, Inc	21,189,714
5,918		Consolidated Water Co, Inc	88,888
667,093		Dominion Energy Inc	51,452,883
151,177		DTE Energy Co	15,683,102
588,431		Duke Energy Corp	49,816,568
280,688		Edison International	16,479,192
30,208		El Paso Electric Co	2,054,144
160,025		Entergy Corp	15,283,988
186

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY	VALUE

344,036		Equitable Holdings, Inc	$6,302,740
178,145		Essential Utilities Inc	7,444,680
184,167		Evergy, Inc	10,760,878
261,413		Eversource Energy	21,096,029
785,115		Exelon Corp	29,112,064
435,500		FirstEnergy Corp	17,973,085
57,069	e	Genie Energy Ltd	449,704
5,614		Global Water Resources, Inc	60,351
94,157		Hawaiian Electric Industries, Inc	3,716,377
41,991		Idacorp, Inc	3,853,934
160,575		MDU Resources Group, Inc	3,606,515
32,982		MGE Energy, Inc	2,132,616
19,405		Middlesex Water Co	1,170,122
65,832		National Fuel Gas Co	2,699,112
72,067		New Jersey Resources Corp	2,434,423
395,671		NextEra Energy, Inc	91,447,482
299,069		NiSource, Inc	7,509,623
24,233		Northwest Natural Holding Co	1,577,568
38,146		NorthWestern Corp	2,200,643
205,756		NRG Energy, Inc	6,898,999
160,753		OGE Energy Corp	5,066,935
44,343		ONE Gas, Inc	3,534,581
33,124		Ormat Technologies, Inc	2,067,269
39,135		Otter Tail Corp	1,736,811
379,110	*,b	PG&E Corp	4,033,730
89,256		Pinnacle West Capital Corp	6,871,819
59,694		PNM Resources, Inc	2,417,010
72,918		Portland General Electric Co	3,411,833
623,648		PPL Corp	15,853,132
406,559		Public Service Enterprise Group, Inc	20,616,607
8,678	*	Pure Cycle Corp	89,123
3,652		RGC Resources, Inc	90,825
228,452		Sempra Energy	28,293,780
26,781		SJW Corp	1,594,273
68,657		South Jersey Industries, Inc	1,962,904
843,193		Southern Co	47,834,339
48,847		Southwest Gas Holdings Inc	3,702,603
7,128		Spark Energy, Inc	51,464
42,596		Spire, Inc	3,107,804
26,130	*	Sunnova Energy International, Inc	329,238
53,530		TerraForm Power, Inc	927,140
164,700		UGI Corp	4,970,646
11,971		Unitil Corp	602,261
337,212		Vistra Energy Corp	6,589,122
256,928		WEC Energy Group, Inc	23,264,830
422,299		Xcel Energy, Inc	26,841,324
10,435		York Water Co	420,739
		TOTAL UTILITIES	739,884,023

		TOTAL COMMON STOCKS	22,804,667,845
		(Cost $15,648,907,401)
187

TIAA-CREF FUNDS – Equity Index Fund

SHARES		COMPANY			VALUE

RIGHTS / WARRANTS - 0.0%

MEDIA & ENTERTAINMENT - 0.0%
57,537	†	Media General, Inc			$0
		TOTAL MEDIA & ENTERTAINMENT			0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
21,703	†	Elanco Animal Health, Inc CVR			1,235
1,988	†	Omthera Pharmaceuticals, Inc			1,193
4,598	†	Tobira Therapeutics, Inc			276
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			2,704

		TOTAL RIGHTS / WARRANTS			2,704
		(Cost $822)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.8%

GOVERNMENT AGENCY DEBT - 0.1%
$4,130,000		Federal Home Loan Bank (FHLB)	0.100%	05/11/20	4,129,897
5,800,000		FHLB	0.05-0.160	05/12/20	5,799,840
7,200,000		FHLB	0.03-0.070	05/14/20	7,199,766
3,000,000		FHLB	0.040	05/26/20	2,999,813
3,800,000		FHLB	0.03-0.070	05/29/20	3,799,734
4,800,000		FHLB	0.120	06/12/20	4,799,440
5,000,000		FHLB	0.120	07/09/20	4,998,850
		TOTAL GOVERNMENT AGENCY DEBT			33,727,340

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.7%
392,530,899	c	State Street Navigator Securities Lending Government Money Market Portfolio			392,530,899
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			392,530,899

		TOTAL SHORT-TERM INVESTMENTS			426,258,239
		(Cost $426,258,479)
		TOTAL INVESTMENTS - 101.6%			23,230,928,788
		(Cost $16,075,166,702)
		OTHER ASSETS & LIABILITIES, NET - (1.6)%			(374,281,430)
		NET ASSETS - 100.0%			$22,856,647,358

Abbreviation(s):
CVR Contingent Value Right
REIT Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $392,495,174.

188

TIAA-CREF FUNDS – Equity Index Fund

Futures contracts outstanding as of April 30, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	42	06/19/20	$2,514,028	$2,744,070	$230,042
S&P 500 E Mini Index	234	06/19/20	32,373,814	33,958,080	1,584,266
S&P Mid-Cap 400 E Mini Index	6	06/19/20	909,714	984,780	75,066
Total	282		$35,797,556	$37,686,930	$1,889,374

189

TIAA-CREF FUNDS – Large-Cap Growth Index Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 0.8%
8,828		Aptiv plc	$613,987
77,194	*	Tesla, Inc	60,356,445
		TOTAL AUTOMOBILES & COMPONENTS	60,970,432

BANKS - 0.1%
4,036		CIT Group, Inc	76,603
4,603		Comerica, Inc	160,461
15,396		First Republic Bank	1,605,649
4,916	*,e	LendingTree, Inc	1,225,903
5,271		Prosperity Bancshares, Inc	315,891
13,607		Signature Bank	1,458,398
1,966	*	SVB Financial Group	379,772
5,770		Synovus Financial Corp	121,228
5,242		Western Alliance Bancorp	188,083
		TOTAL BANKS	5,531,988

CAPITAL GOODS - 4.7%
228,952		3M Co	34,782,388
11,618		A.O. Smith Corp	492,371
5,344		Acuity Brands, Inc	462,737
7,965		Air Lease Corp	208,285
37,169		Allegion plc	3,736,971
59,357		Allison Transmission Holdings, Inc	2,157,033
96,613		Ametek, Inc	8,102,932
27,294		Armstrong World Industries, Inc	2,103,822
283,331		Boeing Co	39,955,338
40,386		BWX Technologies, Inc	2,142,881
26,511		Carlisle Cos, Inc	3,206,771
22,169		Caterpillar, Inc	2,580,028
17,931		Deere & Co	2,601,071
69,875		Donaldson Co, Inc	3,062,621
33,712		Dover Corp	3,157,129
27,293		Emerson Electric Co	1,556,520
277,727		Fastenal Co	10,059,272
14,482		Flowserve Corp	407,958
33,862		Fortive Corp	2,167,168
22,752		Fortune Brands Home & Security, Inc	1,096,646
8,749		General Dynamics Corp	1,142,794
88,058		Graco, Inc	3,932,670
21,210		HEICO Corp	1,857,996
40,330		HEICO Corp (Class A)	2,917,069
40,440		Hexcel Corp	1,398,820
188,190		Honeywell International, Inc	26,704,161
15,288		Hubbell, Inc	1,902,286
17,530		Huntington Ingalls	3,355,417
20,899		IDEX Corp	3,210,713
190

TIAA-CREF FUNDS – Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

170,093		Illinois Tool Works, Inc	$27,640,113
105,469	*,e	Ingersoll Rand, Inc	3,067,039
58,740		L3Harris Technologies, Inc	11,377,938
17,057		Lennox International, Inc	3,184,201
31,283		Lincoln Electric Holdings, Inc	2,518,594
132,355		Lockheed Martin Corp	51,494,036
30,207	*	Middleby Corp	1,680,415
27,086		Nordson Corp	4,358,408
84,177		Northrop Grumman Corp	27,834,809
21,023		Quanta Services, Inc	764,396
214,738	*	Raytheon Technologies Corp	13,917,170
60,613		Rockwell Automation, Inc	11,484,951
8,410		Roper Technologies Inc	2,868,062
34,238	*	Sensata Technologies Holding plc	1,245,578
50,029		Spirit Aerosystems Holdings, Inc (Class A)	1,108,643
56,119		Toro Co	3,580,953
119,526	*	Trane Technologies plc	10,448,963
22,263		TransDigm Group, Inc	8,083,250
28,612	*	United Rentals, Inc	3,676,642
23,354		W.W. Grainger, Inc	6,435,895
23,567	*	WABCO Holdings, Inc	3,166,934
26,338		Wabtec Corp	1,485,990
23,051		Woodward Inc	1,395,969
94,359		Xylem, Inc	6,784,412
		TOTAL CAPITAL GOODS	380,065,229

COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
45,268		Cintas Corp	10,041,800
106,930	*	Copart, Inc	8,566,162
19,253	*	CoStar Group, Inc	12,480,950
53,780		Equifax, Inc	7,470,042
64,866	*	IAA, Inc	2,503,828
132,327		IHS Markit Ltd	8,905,607
62,750		KAR Auction Services, Inc	939,995
22,733		Nielsen NV	334,857
9,014		Republic Services, Inc	706,157
60,224		Robert Half International, Inc	2,846,789
75,777		Rollins, Inc	3,031,080
98,376		TransUnion	7,751,045
85,268		Verisk Analytics, Inc	13,031,508
178,191		Waste Management, Inc	17,822,664
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	96,432,484

CONSUMER DURABLES & APPAREL - 1.3%
49,518	*	Capri Holdings Ltd	755,149
10,174		Carter’s, Inc	795,607
9,987	e	Columbia Sportswear Co	727,952
142,683	e	Hanesbrands, Inc	1,418,269
66,637		Hasbro, Inc	4,811,858
4,039		Lennar Corp (B Shares)	154,088
59,380		Lennar Corp (Class A)	2,973,156
62,700	*	Lululemon Athletica, Inc	14,012,196
125,558	*	Mattel, Inc	1,094,866
625,860		Nike, Inc (Class B)	54,562,475
1,728	*	NVR, Inc	5,356,800
26,350		Polaris Inc	1,869,005
191

TIAA-CREF FUNDS – Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

23,598	*	Skechers U.S.A., Inc (Class A)	$664,992
24,679	*	Tempur Sealy International, Inc	1,326,496
69,480	*,e	Under Armour, Inc (Class A)	723,982
71,506	*	Under Armour, Inc (Class C)	662,861
165,258		VF Corp	9,601,490
		TOTAL CONSUMER DURABLES & APPAREL	101,511,242

CONSUMER SERVICES - 1.9%
29,390	*	Bright Horizons Family Solutions	3,422,465
13,513	*	Chipotle Mexican Grill, Inc (Class A)	11,871,846
7,423		Choice Hotels International, Inc	557,096
64,859		Darden Restaurants, Inc	4,785,946
21,756		Domino’s Pizza, Inc	7,874,149
41,779		Dunkin Brands Group, Inc	2,625,392
2,257	*	Grand Canyon Education, Inc	194,147
21,137		H&R Block, Inc	351,931
6,393	*	Hilton Grand Vacations, Inc	131,696
149,292		Hilton Worldwide Holdings, Inc	11,302,897
86,701		Las Vegas Sands Corp	4,163,382
145,856		Marriott International, Inc (Class A)	13,264,145
65,099		McDonald’s Corp	12,209,968
22,905		MGM Resorts International	385,491
22,292	*	Norwegian Cruise Line Holdings Ltd	365,589
43,320	*	Planet Fitness, Inc	2,613,496
32,646		Service Corp International	1,199,414
11,017	*	ServiceMaster Global Holdings, Inc	375,129
20,762		Six Flags Entertainment Corp	415,448
631,693		Starbucks Corp	48,469,804
19,273		Vail Resorts, Inc	3,295,683
102,259		Wendy’s	2,030,864
14,542		Wyndham Hotels & Resorts, Inc	548,379
43,443		Wynn Resorts Ltd	3,715,680
154,527		Yum China Holdings, Inc	7,488,378
143,259		Yum! Brands, Inc	12,381,875
		TOTAL CONSUMER SERVICES	156,040,290

DIVERSIFIED FINANCIALS - 2.7%
198,173		American Express Co	18,083,286
10,843		Ameriprise Financial, Inc	1,246,294
13,997		CBOE Global Markets, Inc	1,391,022
370,160		Charles Schwab Corp	13,962,435
4,730	*,e	Credit Acceptance Corp	1,473,726
58,073		Discover Financial Services	2,495,397
27,659		E*TRADE Financial Corp	1,123,232
7,428		Evercore Inc	383,285
20,033		Factset Research Systems, Inc	5,509,075
10,068		Interactive Brokers Group, Inc (Class A)	412,788
115,838		Intercontinental Exchange Group, Inc	10,361,709
360,069		iShares Russell 1000 Growth Index Fund	62,212,722
20,422		Lazard Ltd (Class A)	561,605
43,350		LPL Financial Holdings, Inc	2,610,537
19,450		MarketAxess Holdings, Inc	8,849,944
87,156		Moody’s Corp	21,257,348
10,690		Morningstar, Inc	1,667,212
43,712		MSCI, Inc (Class A)	14,293,824
15,028		Raymond James Financial, Inc	990,646
192

TIAA-CREF FUNDS – Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

130,704		S&P Global, Inc	$38,280,588
31,435		SEI Investments Co	1,601,928
95,538		Synchrony Financial	1,890,697
34,789		T Rowe Price Group, Inc	4,022,652
121,647		TD Ameritrade Holding Corp	4,777,078
16,540	e	Virtu Financial, Inc	386,540
4,389		Voya Financial, Inc	198,251
		TOTAL DIVERSIFIED FINANCIALS	220,043,821

ENERGY - 0.2%
143,126		Cabot Oil & Gas Corp	3,094,384
68,514	*	Cheniere Energy, Inc	3,198,919
17,491		Diamondback Energy, Inc	761,558
10,633	e	Equitrans Midstream Corp	89,105
68,737		ONEOK, Inc	2,057,298
90,830		Parsley Energy, Inc	858,343
36,515		Pioneer Natural Resources Co	3,261,155
		TOTAL ENERGY	13,320,762

FOOD & STAPLES RETAILING - 1.1%
4,714		Casey’s General Stores, Inc	713,747
235,160		Costco Wholesale Corp	71,253,480
6,338	*	Grocery Outlet Holding Corp	210,865
29,436	*	Sprouts Farmers Market, Inc	611,680
251,284		SYSCO Corp	14,139,751
		TOTAL FOOD & STAPLES RETAILING	86,929,523

FOOD, BEVERAGE & TOBACCO - 2.6%
485,600		Altria Group, Inc	19,059,800
25,439		Brown-Forman Corp (Class A)	1,442,900
86,061	e	Brown-Forman Corp (Class B)	5,352,994
53,921		Campbell Soup Co	2,694,972
1,399,150		Coca-Cola Co	64,206,993
66,623		Hershey Co	8,822,884
51,406		Kellogg Co	3,367,093
19,370		Lamb Weston Holdings, Inc	1,188,543
42,027		McCormick & Co, Inc	6,591,515
204,751	*	Monster Beverage Corp	12,655,659
629,532		PepsiCo, Inc	83,280,788
9,637	*	Pilgrim’s Pride Corp	212,014
14,908	*	Post Holdings, Inc	1,369,300
4,797	*	TreeHouse Foods, Inc	248,149
		TOTAL FOOD, BEVERAGE & TOBACCO	210,493,604

HEALTH CARE EQUIPMENT & SERVICES - 6.5%
397,658		Abbott Laboratories	36,620,325
23,446	*	Abiomed, Inc	4,484,048
41,346	*	Align Technology, Inc	8,883,188
79,373		AmerisourceBergen Corp	7,116,583
39,265		Anthem, Inc	11,022,863
120,572		Baxter International, Inc	10,704,382
11,934		Becton Dickinson & Co	3,013,693
744,057	*	Boston Scientific Corp	27,887,256
10,747		Cantel Medical Corp	397,639
264,458	*	Centene Corp	17,607,614
168,607		Cerner Corp	11,699,640
193

TIAA-CREF FUNDS – Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

61,656	*,e	Change Healthcare, Inc	$717,676
8,376		Chemed Corp	3,489,190
59,740		Cigna Corp	11,695,897
3,561		Cooper Cos, Inc	1,020,939
17,650		Danaher Corp	2,885,069
48,780	*	DexCom, Inc	16,351,056
111,418	*	Edwards Lifesciences Corp	24,233,415
28,863		Encompass Health Corp	1,912,174
49,896	*	Envista Holdings Corp	971,475
19,702	*	Guardant Health, Inc	1,516,266
84,809		HCA Healthcare, Inc	9,318,813
10,436	*	Henry Schein, Inc	569,388
17,674		Hill-Rom Holdings, Inc	1,988,148
113,132	*	Hologic, Inc	5,667,913
30,431		Humana, Inc	11,619,164
4,079	*	ICU Medical, Inc	894,566
45,205	*	IDEXX Laboratories, Inc	12,548,908
32,096	*	Insulet Corp	6,410,213
61,393	*	Intuitive Surgical, Inc	31,364,456
2,787	*	Laboratory Corp of America Holdings	458,322
25,267	*	Masimo Corp	5,404,864
9,516		McKesson Corp	1,344,135
26,397	*	Molina Healthcare, Inc	4,328,316
17,171	*	Penumbra, Inc	3,044,762
21,400	*	PPD, Inc	511,460
75,426		Resmed, Inc	11,715,166
2,487		STERIS plc	354,398
183,465		Stryker Corp	34,203,380
24,207		Teleflex, Inc	8,119,028
505,898		UnitedHealth Group, Inc	147,959,988
48,032	*	Varian Medical Systems, Inc	5,493,900
70,155	*	Veeva Systems, Inc	13,385,574
29,875		West Pharmaceutical Services, Inc	5,654,143
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	526,589,393

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
131,623		Church & Dwight Co, Inc	9,212,294
54,239		Clorox Co	10,112,319
116,784		Estee Lauder Cos (Class A)	20,600,698
9,893	*,e	Herbalife Nutrition Ltd	369,504
77,167		Procter & Gamble Co	9,095,674
10,150		Reynolds Consumer Products Inc	329,164
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	49,719,653

INSURANCE - 0.8%
783		Alleghany Corp	417,895
123,058		Aon plc	21,248,425
31,845	*	Arch Capital Group Ltd	765,235
19,945		Arthur J. Gallagher & Co	1,565,683
31,671	*	Athene Holding Ltd	855,117
4,274		Axis Capital Holdings Ltd	156,428
6,060		Brown & Brown, Inc	217,615
9,184	e	Erie Indemnity Co (Class A)	1,635,303
6,250		Everest Re Group Ltd	1,082,063
5,832		Kemper Corp	392,027
597	*	Markel Corp	516,906
194

TIAA-CREF FUNDS – Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

237,653		Marsh & McLennan Cos, Inc	$23,130,766
15,553		Primerica, Inc	1,616,112
103,241		Progressive Corp	7,980,529
8,518		RenaissanceRe Holdings Ltd	1,243,713
21,712		Travelers Cos, Inc	2,197,472
		TOTAL INSURANCE	65,021,289

MATERIALS - 1.2%
16,526		Air Products & Chemicals, Inc	3,727,935
14,708		Aptargroup, Inc	1,574,933
41,372		Avery Dennison Corp	4,567,055
32,513	*	Axalta Coating Systems Ltd	641,807
171,916		Ball Corp	11,275,970
25,887	*	Berry Global Group, Inc	1,030,044
11,183		CF Industries Holdings, Inc	307,532
38,411	*	Crown Holdings, Inc	2,474,052
20,339		Eagle Materials, Inc	1,240,882
134,881		Ecolab, Inc	26,099,473
44,256	*	Element Solutions, Inc	453,624
9,807		Martin Marietta Materials, Inc	1,865,586
3,749		NewMarket Corp	1,542,489
40,055		PPG Industries, Inc	3,638,196
12,470		Royal Gold, Inc	1,527,949
11,024		RPM International, Inc	732,104
21,103		Scotts Miracle-Gro Co (Class A)	2,617,405
5,802		Sealed Air Corp	165,879
43,999		Sherwin-Williams Co	23,599,744
30,486		Southern Copper Corp (NY)	988,966
62,963		Vulcan Materials Co	7,112,930
29,227		WR Grace and Co	1,380,391
		TOTAL MATERIALS	98,564,946

MEDIA & ENTERTAINMENT - 11.7%
24,533		Activision Blizzard, Inc	1,563,488
160,253	*	Alphabet, Inc (Class A)	215,812,715
160,473	*	Alphabet, Inc (Class C)	216,423,516
164,106	*	Altice USA, Inc	4,261,833
22,117	*	AMC Networks, Inc	527,490
2,318		Cable One, Inc	4,434,009
47,199	*	Charter Communications, Inc	23,374,361
1,133,201		Comcast Corp (Class A)	42,642,354
139,417	*	Electronic Arts, Inc	15,929,786
1,279,002	*	Facebook, Inc	261,824,499
17,416		Fox Corp (Class A)	450,552
8,089		Fox Corp (Class B)	206,755
23,086	*	IAC/InterActiveCorp	5,159,259
18,139		Interpublic Group of Cos, Inc	308,000
69,142	*	Live Nation, Inc	3,102,402
1,258	*	Madison Square Garden Co	215,521
1,258	*,e	Madison Square Garden Entertainment Corp	104,037
30,221	*,e	Match Group, Inc	2,325,808
225,401	*	NetFlix, Inc	94,634,610
15,570		New York Times Co (Class A)	506,336
17,710		Nexstar Media Group Inc	1,240,408
59,413		Omnicom Group, Inc	3,388,323
46,673	*	Roku, Inc	5,658,168
195

TIAA-CREF FUNDS – Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

31,832		Sinclair Broadcast Group, Inc (Class A)	$561,835
724,956	e	Sirius XM Holdings, Inc	4,284,490
69,505	*	Spotify Technology S.A.	10,534,873
27,453	*	Take-Two Interactive Software, Inc	3,323,186
52,873		TripAdvisor, Inc	1,055,874
404,127	*	Twitter, Inc	11,590,362
156,706		ViacomCBS, Inc (Class B)	2,704,746
25,298	e	World Wrestling Entertainment, Inc (Class A)	1,125,002
94,527	*	Zynga, Inc	712,734
		TOTAL MEDIA & ENTERTAINMENT	939,987,332

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.2%
791,364		AbbVie, Inc	65,050,121
25,305	*	Adaptive Biotechnologies Corp	810,013
15,607		Agilent Technologies, Inc	1,196,433
8,729	*	Agios Pharmaceuticals, Inc	359,111
85,426	*	Alexion Pharmaceuticals, Inc	9,180,732
48,904	*	Alnylam Pharmaceuticals, Inc	6,440,657
290,335		Amgen, Inc	69,453,939
117,315	*	Avantor, Inc	1,972,065
31,875	*	Biogen, Inc	9,461,456
94,434	*	BioMarin Pharmaceutical, Inc	8,689,817
20,572		Bio-Techne Corp	4,628,700
734,392		Bristol-Myers Squibb Co	44,658,377
52,961		Bruker BioSciences Corp	2,082,427
24,639	*	Charles River Laboratories International, Inc	3,564,524
455,186		Eli Lilly & Co	70,389,963
77,299	*	Exact Sciences Corp	6,105,075
62,450	*	Exelixis, Inc	1,542,203
97,593		Gilead Sciences, Inc	8,197,812
10,796	*	Horizon Therapeutics Plc	389,088
78,708	*	Illumina, Inc	25,110,213
95,055	*	Incyte Corp	9,283,071
68,604	*	Ionis Pharmaceuticals, Inc	3,809,580
40,717	*	IQVIA Holdings, Inc	5,805,837
26,097	*	Jazz Pharmaceuticals plc	2,877,194
215,489		Johnson & Johnson	32,331,970
1,292,069		Merck & Co, Inc	102,512,754
12,678	*	Mettler-Toledo International, Inc	9,127,399
107,511	*	Moderna, Inc	4,944,431
13,133	*	Nektar Therapeutics	252,154
47,973	*	Neurocrine Biosciences, Inc	4,708,070
12,411		PerkinElmer, Inc	1,123,568
32,779	*	PRA Health Sciences, Inc	3,163,173
9,020	*	Regeneron Pharmaceuticals, Inc	4,743,438
27,128	*	Sage Therapeutics, Inc	1,057,449
37,592	*,e	Sarepta Therapeutics, Inc	4,431,345
62,890	*	Seattle Genetics, Inc	8,630,395
145,289		Thermo Fisher Scientific, Inc	48,625,323
138,772	*	Vertex Pharmaceuticals, Inc	34,859,526
33,864	*	Waters Corp	6,332,568
256,312		Zoetis, Inc	33,143,705
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	661,045,676

REAL ESTATE - 2.3%
56,391		American Homes 4 Rent	1,361,279
196

TIAA-CREF FUNDS – Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

234,999		American Tower Corp	$55,929,762
103,863		Americold Realty Trust	3,177,169
48,172		Brookfield Property REIT, Inc	471,845
66,381	*	CBRE Group, Inc	2,849,736
13,745		Colony Capital, Inc	31,751
16,450		Coresite Realty	1,993,576
221,759		Crown Castle International Corp	35,355,037
45,463		Equinix, Inc	30,696,618
91,527		Equity Lifestyle Properties, Inc	5,519,993
53,197		Extra Space Storage, Inc	4,694,103
7,275	*	Howard Hughes Corp	394,014
23,218		Iron Mountain, Inc	561,411
3,033		Jones Lang LaSalle, Inc	320,224
44,907		Lamar Advertising Co	2,588,889
11,183		Outfront Media, Inc	175,461
59,149		Public Storage, Inc	10,969,182
59,918		SBA Communications Corp	17,371,427
144,741		Simon Property Group, Inc	9,664,357
11,473		Sun Communities, Inc	1,541,971
7,570		UDR, Inc	283,648
		TOTAL REAL ESTATE	185,951,453

RETAILING - 11.0%
8,391		Advance Auto Parts, Inc	1,014,556
223,803	*	Amazon.com, Inc	553,688,622
12,543	*	AutoZone, Inc	12,797,874
24,033		Best Buy Co, Inc	1,844,052
22,342	*	Booking Holdings, Inc	33,078,895
34,216	*	Burlington Stores, Inc	6,250,921
40,184	*	CarMax, Inc	2,959,552
24,505	*,e	Carvana Co	1,963,096
128,056		Dollar General Corp	22,448,217
67,759	*	Dollar Tree, Inc	5,398,359
407,423		eBay, Inc	16,227,658
61,055	*	Etsy, Inc	3,960,638
63,095		Expedia Group Inc	4,478,483
28,889	*	Five Below, Inc	2,604,632
37,712	*,e	Floor & Decor Holdings, Inc	1,598,989
49,540	*	GrubHub, Inc	2,367,517
332,684		Home Depot, Inc	73,133,924
36,311		L Brands, Inc	431,738
24,395	*	LKQ Corp	637,929
413,647		Lowe’s Companies, Inc	43,329,523
60,208	e	Nordstrom, Inc	1,130,706
26,914	*,e	Ollie’s Bargain Outlet Holdings, Inc	1,827,730
39,625	*	O’Reilly Automotive, Inc	15,308,722
20,521		Pool Corp	4,343,475
188,471		Ross Stores, Inc	17,218,711
13,534		Target Corp	1,485,221
649,524		TJX Companies, Inc	31,859,152
63,050		Tractor Supply Co	6,395,161
29,795	*	Ulta Beauty, Inc	6,492,926
33,597	*,e	Wayfair, Inc	4,167,372
10,251	e	Williams-Sonoma, Inc	633,922
		TOTAL RETAILING	881,078,273
197

TIAA-CREF FUNDS – Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.5%
553,150	*	Advanced Micro Devices, Inc	$28,979,529
27,389		Analog Devices, Inc	3,001,834
265,177		Applied Materials, Inc	13,173,993
206,706		Broadcom, Inc	56,145,484
4,088	*	Cree, Inc	176,315
70,928		Entegris, Inc	3,846,425
84,175		KLA Corp	13,812,276
68,078		Lam Research Corp	17,378,952
52,216		Maxim Integrated Products, Inc	2,870,836
34,525		Microchip Technology, Inc	3,028,878
22,256		Monolithic Power Systems, Inc	4,449,197
312,212		NVIDIA Corp	91,253,323
611,120		QUALCOMM, Inc	48,076,810
4,412		Skyworks Solutions, Inc	458,319
91,177		Teradyne, Inc	5,702,210
501,614		Texas Instruments, Inc	58,222,337
22,800		Universal Display Corp	3,422,736
134,358		Xilinx, Inc	11,742,889
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	365,742,343

SOFTWARE & SERVICES - 24.4%
22,808	*,e	2U, Inc	541,690
341,023		Accenture plc	63,154,049
257,515	*	Adobe, Inc	91,067,605
77,126	*	Akamai Technologies, Inc	7,535,981
2,438		Alliance Data Systems Corp	122,071
25,387	*,e	Alteryx, Inc	2,873,301
46,584	*	Anaplan, Inc	1,903,422
45,045	*	Ansys, Inc	11,794,132
35,268	*	Aspen Technology, Inc	3,606,153
63,977	*	Atlassian Corp plc	9,947,784
90,425	*	Autodesk, Inc	16,921,230
231,997		Automatic Data Processing, Inc	34,031,640
25,002	*	Avalara, Inc	2,234,429
4,193	*,e	Bill.Com Holdings, Inc	246,926
76,616	*	Black Knight, Inc	5,406,791
72,984		Booz Allen Hamilton Holding Co	5,359,945
61,233		Broadridge Financial Solutions, Inc	7,103,028
149,649	*	Cadence Design Systems, Inc	12,141,023
64,301		CDK Global, Inc	2,525,743
39,664	*	Ceridian HCM Holding, Inc	2,338,986
55,468		Citrix Systems, Inc	8,043,415
22,662		Cognizant Technology Solutions Corp (Class A)	1,314,849
2,302		CoreLogic Inc	88,443
34,323	*	Coupa Software, Inc	6,043,937
85,537	*	DocuSign, Inc	8,960,001
108,204	*	Dropbox, Inc	2,274,448
56,525	*	Dynatrace, Inc	1,687,271
28,869	*	Elastic NV	1,851,658
27,477	*	EPAM Systems, Inc	6,069,394
26,397	*	Euronet Worldwide, Inc	2,422,189
14,912	*	Fair Isaac Corp	5,263,041
199,632		Fidelity National Information Services, Inc	26,329,464
101,937	*	FireEye, Inc	1,173,295
301,861	*	Fiserv, Inc	31,109,795
198

TIAA-CREF FUNDS – Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

44,868	*	FleetCor Technologies, Inc	$10,824,405
76,478	*	Fortinet, Inc	8,239,740
46,371	*	Gartner, Inc	5,509,338
97,651		Genpact Ltd	3,362,124
159,517		Global Payments, Inc	26,483,012
89,955	*	GoDaddy, Inc	6,245,576
43,463	*	Guidewire Software, Inc	3,948,179
21,373	*	HubSpot, Inc	3,604,129
287,052		International Business Machines Corp	36,042,249
133,404		Intuit, Inc	35,993,733
36,805		Jack Henry & Associates, Inc	6,019,458
33,436	*	Manhattan Associates, Inc	2,371,950
474,507		Mastercard, Inc (Class A)	130,475,190
29,443	*,e	Medallia, Inc	632,436
4,047,935		Microsoft Corp	725,430,431
23,465	*,e	MongoDB, Inc	3,804,380
27,482	*	New Relic, Inc	1,475,509
100,800	*	Nutanix, Inc	2,065,392
56,672	*	Okta, Inc	8,574,474
1,073,984		Oracle Corp	56,888,932
22,096	*	Pagerduty, Inc	466,446
50,417	*	Palo Alto Networks, Inc	9,907,445
169,686		Paychex, Inc	11,626,885
26,086	*	Paycom Software, Inc	6,808,968
17,761	*	Paylocity Holding Corp	2,034,167
628,896	*	PayPal Holdings, Inc	77,354,208
21,971		Pegasystems, Inc	1,837,215
32,914	*,e	Pluralsight, Inc	541,106
28,963	*	Proofpoint, Inc	3,525,666
54,902	*	PTC, Inc	3,801,963
40,599	*	RealPage, Inc	2,618,229
39,186	*	RingCentral, Inc	8,955,177
24,607		Sabre Corp	178,893
449,388	*	salesforce.com, Inc	72,778,387
99,620	*	ServiceNow, Inc	35,020,415
46,339	*	Smartsheet, Inc	2,442,992
6,588	*,e	SolarWinds Corp	111,864
83,704	*	Splunk, Inc	11,748,693
182,619	*	Square, Inc	11,895,802
107,023		SS&C Technologies Holdings, Inc	5,903,389
39,579		Switch, Inc	679,571
79,584	*	Synopsys, Inc	12,504,238
59,610	*	Teradata Corp	1,465,810
20,701	*	Trade Desk, Inc	6,056,699
64,262	*	Twilio, Inc	7,216,623
20,155	*	Tyler Technologies, Inc	6,463,507
37,864	*	VeriSign, Inc	7,932,129
916,828		Visa, Inc (Class A)	163,855,500
41,080	*,e	VMware, Inc (Class A)	5,402,842
48,225		Western Union Co	919,651
22,158	*	WEX, Inc	2,931,947
88,404	*	Workday, Inc	13,605,376
58,381	*	Zendesk, Inc	4,488,331
36,967	*,e	Zscaler, Inc	2,479,746
		TOTAL SOFTWARE & SERVICES	1,967,037,646
199

TIAA-CREF FUNDS – Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

TECHNOLOGY HARDWARE & EQUIPMENT - 10.3%
155,706		Amphenol Corp (Class A)	$13,742,612
2,206,207		Apple, Inc	648,183,617
32,245	*	Arista Networks, Inc	7,071,328
76,172		CDW Corp	8,439,858
2,292,305		Cisco Systems, Inc	97,147,886
88,321		Cognex Corp	4,878,852
124,925		Corning, Inc	2,749,599
58,132	*	Dell Technologies, Inc	2,481,655
4,271		Dolby Laboratories, Inc (Class A)	256,388
29,087	*	F5 Networks, Inc	4,050,656
5,601		FLIR Systems, Inc	243,083
40,220		HP, Inc	623,812
1,288	*	IPG Photonics Corp	166,577
16,374		Jabil Inc	465,677
100,718	*	Keysight Technologies, Inc	9,746,481
67,234		Motorola Solutions, Inc	9,668,922
3,657		National Instruments Corp	140,502
65,310	*	NCR Corp	1,340,161
125,258		NetApp, Inc	5,482,543
122,816	*	Pure Storage, Inc	1,768,550
21,996	*	Trimble Inc	761,721
4,612	e	Ubiquiti, Inc	747,282
28,518	*	Zebra Technologies Corp (Class A)	6,549,444
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	826,707,206

TELECOMMUNICATION SERVICES - 0.1%
88,881	*	T-Mobile US, Inc	7,803,752
		TOTAL TELECOMMUNICATION SERVICES	7,803,752

TRANSPORTATION - 1.7%
28,287		Alaska Air Group, Inc	919,893
20,605	e	American Airlines Group, Inc	247,466
55,388		CH Robinson Worldwide, Inc	3,927,009
145,139		CSX Corp	9,612,556
63,726		Delta Air Lines, Inc	1,651,141
65,439		Expeditors International of Washington, Inc	4,685,760
13,575		JB Hunt Transport Services, Inc	1,372,704
13,518	*,e	JetBlue Airways Corp	131,665
18,476		Landstar System, Inc	1,908,756
10,711	*	Lyft, Inc (Class A)	351,642
18,259		Norfolk Southern Corp	3,124,115
21,307		Old Dominion Freight Line	3,095,694
148,261		Southwest Airlines Co	4,633,156
53,719	*	Uber Technologies, Inc	1,626,074
371,536		Union Pacific Corp	59,367,738
27,116	*	United Airlines Holdings Inc	802,091
373,535		United Parcel Service, Inc (Class B)	35,358,823
28,276	*	XPO Logistics, Inc	1,887,140
		TOTAL TRANSPORTATION	134,703,423

		TOTAL COMMON STOCKS	8,041,291,760
		(Cost $4,694,940,544)
200

TIAA-CREF FUNDS – Large-Cap Growth Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.6%

GOVERNMENT AGENCY DEBT - 0.1%
$11,545,000		Federal Farm Credit Bank (FFCB)	0.010%	05/01/20	$11,545,000
		TOTAL GOVERNMENT AGENCY DEBT			11,545,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
37,458,453	c	State Street Navigator Securities Lending Government Money Market Portfolio			37,458,453
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			37,458,453

		TOTAL SHORT-TERM INVESTMENTS			49,003,453
		(Cost $49,003,453)
		TOTAL INVESTMENTS - 100.5%			8,090,295,213
		(Cost $4,743,943,997)
		OTHER ASSETS & LIABILITIES, NET - (0.5)%			(39,233,310)
		NET ASSETS - 100.0%			$8,051,061,903

Abbreviation(s):
REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $39,792,166.

201

TIAA-CREF FUNDS – Large-Cap Value Index Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 0.8%
131,934		Aptiv plc	$9,176,010
114,174		BorgWarner, Inc	3,261,951
2,148,514		Ford Motor Co	10,935,936
677,032		General Motors Co	15,091,043
143,195		Gentex Corp	3,471,047
141,587		Goodyear Tire & Rubber Co	1,015,179
86,692	e	Harley-Davidson, Inc	1,892,486
33,618		Lear Corp	3,282,798
32,111	e	Thor Industries, Inc	2,125,748
		TOTAL AUTOMOBILES & COMPONENTS	50,252,198

BANKS - 8.9%
75,521		Associated Banc-Corp	1,067,867
4,405,666		Bank of America Corp	105,956,267
22,931		Bank of Hawaii Corp	1,563,436
65,606		Bank OZK	1,484,008
51,829		BankUnited	1,026,732
18,260	e	BOK Financial Corp	945,685
49,216		CIT Group, Inc	934,120
1,163,605		Citigroup, Inc	56,504,659
236,619		Citizens Financial Group, Inc	5,297,899
68,901		Comerica, Inc	2,401,889
55,897		Commerce Bancshares, Inc	3,420,337
31,003	e	Cullen/Frost Bankers, Inc	2,227,876
79,121		East West Bancorp, Inc	2,774,773
382,988		Fifth Third Bancorp	7,158,046
4,379		First Citizens Bancshares, Inc (Class A)	1,672,778
74,227		First Hawaiian, Inc	1,305,653
155,445		First Horizon National Corp	1,411,441
76,383		First Republic Bank	7,965,983
173,693		FNB Corp	1,405,176
542,737		Huntington Bancshares, Inc	5,014,890
1,718,988		JPMorgan Chase & Co	164,610,291
534,348		Keycorp	6,225,154
71,553		M&T Bank Corp	8,019,660
204,378		MGIC Investment Corp	1,494,003
258,862		New York Community Bancorp, Inc	2,811,241
61,397		PacWest Bancorp	1,242,675
244,583		People’s United Financial, Inc	3,103,758
39,878		Pinnacle Financial Partners, Inc	1,605,090
237,816		PNC Financial Services Group, Inc	25,367,833
55,924		Popular, Inc	2,158,107
46,470		Prosperity Bancshares, Inc	2,784,947
525,664		Regions Financial Corp	5,650,888
14,828		Signature Bank	1,589,265
111,849		Sterling Bancorp	1,379,098
202

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

26,905	*	SVB Financial Group	$5,197,239
66,857		Synovus Financial Corp	1,404,666
78,642		TCF Financial Corp	2,334,881
29,418	*	Texas Capital Bancshares, Inc	817,232
28,553		TFS Financial Corp	389,748
739,744		Truist Financial Corp	27,607,246
116,843		Umpqua Holdings Corp	1,463,459
766,477		US Bancorp	27,976,411
48,301		Webster Financial Corp	1,364,503
2,052,576		Wells Fargo & Co	59,627,333
45,762		Western Alliance Bancorp	1,641,941
26,591		Wintrust Financial Corp	1,114,163
93,210		Zions Bancorporation	2,946,368
		TOTAL BANKS	573,466,715

CAPITAL GOODS - 6.8%
73,415		3M Co	11,153,207
63,065		A.O. Smith Corp	2,672,695
15,724		Acuity Brands, Inc	1,361,541
81,994	*	Aecom Technology Corp	2,973,102
32,964		AGCO Corp	1,741,818
57,048		Air Lease Corp	1,491,805
12,540		Allegion plc	1,260,772
26,946		Ametek, Inc	2,259,961
15,373		BWX Technologies, Inc	815,691
4,641		Carlisle Cos, Inc	561,375
444,110	*	Carrier Global Corp	7,865,188
272,228		Caterpillar, Inc	31,681,895
55,564	*	Colfax Corp	1,432,995
27,675		Crane Co	1,506,904
80,004		Cummins, Inc	13,080,654
24,452		Curtiss-Wright Corp	2,534,450
138,743		Deere & Co	20,126,060
44,747		Dover Corp	4,190,556
226,651		Eaton Corp	18,925,358
304,336		Emerson Electric Co	17,356,282
31,544		Fastenal Co	1,142,524
53,257		Flowserve Corp	1,500,250
75,798		Fluor Corp	886,837
125,568		Fortive Corp	8,036,352
48,936		Fortune Brands Home & Security, Inc	2,358,715
39,893	*,e	Gates Industrial Corp plc	342,681
130,622		General Dynamics Corp	17,061,846
4,767,857		General Electric Co	32,421,428
36,334		GrafTech International Ltd	295,032
86,291	*	HD Supply Holdings, Inc	2,561,117
2,707		Hexcel Corp	93,635
203,132		Honeywell International, Inc	28,824,431
217,174	*	Howmet Aerospace, Inc	2,838,464
13,051		Hubbell, Inc	1,623,936
4,881		Huntington Ingalls	934,272
20,510		IDEX Corp	3,150,951
82,508	*	Ingersoll Rand, Inc	2,399,333
46,656		ITT, Inc	2,459,704
69,979		Jacobs Engineering Group, Inc	5,790,762
422,194		Johnson Controls International plc	12,290,067

203

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

60,108		L3Harris Technologies, Inc	$11,642,920
1,582		Lennox International, Inc	295,328
1,637		Lincoln Electric Holdings, Inc	131,795
152,272		Masco Corp	6,249,243
23,715		MSC Industrial Direct Co (Class A)	1,414,363
3,254		Nordson Corp	523,601
77,178		nVent Electric plc	1,439,370
37,787		Oshkosh Corp	2,551,756
225,881	*	Otis Worldwide Corp	11,499,602
59,455		Owens Corning, Inc	2,577,969
188,181		PACCAR, Inc	13,027,771
69,796		Parker-Hannifin Corp	11,036,143
92,788		Pentair plc	3,209,537
58,068		Quanta Services, Inc	2,111,352
582,813	*	Raytheon Technologies Corp	37,772,110
20,839		Regal-Beloit Corp	1,479,777
66,705	*	Resideo Technologies, Inc	342,197
47,629		Roper Technologies Inc	16,242,918
49,670	*	Sensata Technologies Holding plc	1,806,995
29,904		Snap-On, Inc	3,896,192
4,908		Spirit Aerosystems Holdings, Inc (Class A)	108,761
82,606		Stanley Black & Decker, Inc	9,103,181
19,108	*	Teledyne Technologies, Inc	6,222,902
125,834		Textron, Inc	3,316,984
36,754		Timken Co	1,381,215
8,799	*	Trane Technologies plc	769,209
4,772		TransDigm Group, Inc	1,732,618
50,750	e	Trinity Industries, Inc	978,967
10,900	*	United Rentals, Inc	1,400,650
98,458	*	Univar Solutions Inc	1,429,610
12,681		Valmont Industries, Inc	1,486,720
5,412	*	WABCO Holdings, Inc	727,265
72,604		Wabtec Corp	4,096,318
18,643	e	Watsco, Inc	3,001,337
23,292	*	WESCO International, Inc	602,564
7,575		Woodward Inc	458,742
		TOTAL CAPITAL GOODS	438,072,628

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
83,624	e	ADT, Inc	479,166
27,265	*	Clean Harbors, Inc	1,456,769
9,764		Equifax, Inc	1,356,220
8,507	*	IAA, Inc	328,370
79,315		IHS Markit Ltd	5,337,899
4,104		KAR Auction Services, Inc	61,478
31,331		Manpower, Inc	2,326,013
168,493		Nielsen NV	2,481,902
110,305		Republic Services, Inc	8,641,294
50,364	*	Stericycle, Inc	2,457,763
52,602		Waste Management, Inc	5,261,252
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	30,188,126

CONSUMER DURABLES & APPAREL - 0.8%
41,628		Brunswick Corp	1,986,488
48,393	*	Capri Holdings Ltd	737,993
13,802		Carter’s, Inc	1,079,316
204

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

4,947		Columbia Sportswear Co	$360,587
178,407		DR Horton, Inc	8,424,379
80,189		Garmin Ltd	6,508,139
38,392	e	Hanesbrands, Inc	381,617
71,402		Leggett & Platt, Inc	2,508,352
6,828		Lennar Corp (B Shares)	260,488
90,246		Lennar Corp (Class A)	4,518,617
66,068	*	Mattel, Inc	576,113
31,612	*	Mohawk Industries, Inc	2,773,005
216,727		Newell Brands Inc	3,008,171
2,851		Polaris Inc	202,221
140,726		Pulte Homes, Inc	3,978,324
41,915		PVH Corp	2,063,476
25,631		Ralph Lauren Corp	1,891,055
43,139	*	Skechers U.S.A., Inc (Class A)	1,215,657
159,845		Tapestry, Inc	2,378,494
74,303		Toll Brothers, Inc	1,784,758
43,382	*,e	Under Armour, Inc (Class A)	452,040
34,999	*	Under Armour, Inc (Class C)	324,441
34,293	e	Whirlpool Corp	3,831,900
		TOTAL CONSUMER DURABLES & APPAREL	51,245,631

CONSUMER SERVICES - 1.8%
139,436		ARAMARK Holdings Corp	3,807,997
332,314	*	Caesars Entertainment Corp	3,210,153
219,108	e	Carnival Corp	3,483,817
9,061		Choice Hotels International, Inc	680,028
2,598		Dunkin Brands Group, Inc	163,258
112,172		Extended Stay America, Inc	1,219,310
44,730	*	frontdoor, Inc	1,731,498
1,998		Graham Holdings Co	779,240
22,769	*	Grand Canyon Education, Inc	1,958,589
97,275		H&R Block, Inc	1,619,629
49,276	*	Hilton Grand Vacations, Inc	1,015,086
18,848		Hyatt Hotels Corp	1,060,388
75,443	e	International Game Technology plc	568,840
96,243		Las Vegas Sands Corp	4,621,589
348,331		McDonald’s Corp	65,332,962
254,931		MGM Resorts International	4,290,489
94,263	*	Norwegian Cruise Line Holdings Ltd	1,545,913
94,012	e	Royal Caribbean Cruises Ltd	4,396,941
58,401		Service Corp International	2,145,653
58,316	*	ServiceMaster Global Holdings, Inc	1,985,660
39,764		Six Flags Entertainment Corp	795,678
2,050		Vail Resorts, Inc	350,550
57,496		Wyndham Destinations, Inc	1,470,173
36,250		Wyndham Hotels & Resorts, Inc	1,366,988
11,080		Wynn Resorts Ltd	947,672
38,387		Yum China Holdings, Inc	1,860,234
17,583		Yum! Brands, Inc	1,519,699
		TOTAL CONSUMER SERVICES	113,928,034

DIVERSIFIED FINANCIALS - 5.7%
25,809		Affiliated Managers Group, Inc	1,805,598
287,683		AGNC Investment Corp	3,573,023
199,102		Ally Financial, Inc	3,263,282
205

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

161,488		American Express Co	$14,735,780
59,384		Ameriprise Financial, Inc	6,825,597
754,023		Annaly Capital Management, Inc	4,712,644
442,512		Bank of New York Mellon Corp	16,611,900
159,882		BGC Partners, Inc (Class A)	494,835
65,256		BlackRock, Inc	32,761,122
251,063		Capital One Financial Corp	16,258,840
46,709		CBOE Global Markets, Inc	4,641,940
255,330		Charles Schwab Corp	9,631,048
99,326		Chimera Investment Corp	771,763
194,984		CME Group, Inc	34,748,099
665	*,e	Credit Acceptance Corp	207,194
114,693		Discover Financial Services	4,928,358
99,708		E*TRADE Financial Corp	4,049,142
57,354		Eaton Vance Corp	2,104,892
12,472		Evercore Inc	643,555
149,773	e	Franklin Resources, Inc	2,821,723
175,585		Goldman Sachs Group, Inc	32,205,801
29,091		Interactive Brokers Group, Inc (Class A)	1,192,731
182,108		Intercontinental Exchange Group, Inc	16,289,561
208,391		Invesco Ltd	1,796,330
493,238		iShares Russell 1000 Growth ETF	54,389,354
85,964	e	Janus Henderson Group plc	1,538,756
144,259		Jefferies Financial Group, Inc	1,979,233
32,000		Lazard Ltd (Class A)	880,000
47,071		Legg Mason, Inc	2,345,548
251,199		MFA Financial Inc	439,598
640,713		Morgan Stanley	25,263,314
63,078		Nasdaq Inc	6,917,764
100,313		Navient Corp	764,385
213,905		New Residential Investment Corp	1,302,681
106,881		Northern Trust Corp	8,460,700
44,712		OneMain Holdings, Inc	1,082,477
52,740		Raymond James Financial, Inc	3,476,621
55,519		Santander Consumer USA Holdings, Inc	865,541
39,408		SEI Investments Co	2,008,232
242,529		SLM Corp	2,022,692
142,755		Starwood Property Trust, Inc	1,847,250
196,262		State Street Corp	12,372,356
251,591		Synchrony Financial	4,978,986
91,392		T Rowe Price Group, Inc	10,567,657
21,851		TD Ameritrade Holding Corp	858,089
130,467		Two Harbors Investment Corp	596,234
20,031	e	Virtu Financial, Inc	468,124
69,545		Voya Financial, Inc	3,141,348
		TOTAL DIVERSIFIED FINANCIALS	365,641,698

ENERGY - 6.4%
136,338	e	Antero Midstream Corp	647,605
125,849	*,e	Antero Resources Corp	375,030
225,204		Apache Corp	2,945,668
63,237	*,e	Apergy Corp	582,413
357,845		Baker Hughes Co	4,991,938
82,688		Cabot Oil & Gas Corp	1,787,715
115,841	*,e	Centennial Resource Development, Inc	136,692
50,363	*	Cheniere Energy, Inc	2,351,448

206

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

1,050,753		Chevron Corp	$96,669,276
52,636		Cimarex Energy Co	1,338,007
109,721		Concho Resources, Inc	6,223,375
597,804		ConocoPhillips	25,167,548
46,748	e	Continental Resources, Inc	766,200
209,038		Devon Energy Corp	2,606,704
69,664		Diamondback Energy, Inc	3,033,171
317,748		EOG Resources, Inc	15,096,207
145,324		EQT Corp	2,120,277
114,165	e	Equitrans Midstream Corp	956,703
2,333,174		Exxon Mobil Corp	108,422,596
494,402		Halliburton Co	5,191,221
60,775	e	Helmerich & Payne, Inc	1,201,522
145,739		Hess Corp	7,088,745
82,469		HollyFrontier Corp	2,724,776
1,064,314		Kinder Morgan, Inc	16,209,502
172,474		Kosmos Energy Ltd	284,582
437,132	e	Marathon Oil Corp	2,675,248
351,652		Marathon Petroleum Corp	11,280,996
78,793	e	Murphy Oil Corp	934,485
220,542		National Oilwell Varco, Inc	2,787,651
276,307		Noble Energy, Inc	2,710,572
480,821		Occidental Petroleum Corp	7,981,629
156,037		ONEOK, Inc	4,670,187
67,546		Parsley Energy, Inc	638,310
104,987		Patterson-UTI Energy, Inc	387,402
65,393		PBF Energy, Inc	745,480
241,558		Phillips 66	17,674,799
51,557		Pioneer Natural Resources Co	4,604,556
100,495	e	Range Resources Corp	585,886
752,211		Schlumberger Ltd	12,652,189
131,048		Targa Resources Investments, Inc	1,698,382
338,691	*,e	Transocean Ltd (NYSE)	433,524
225,590		Valero Energy Corp	14,291,127
661,713		Williams Cos, Inc	12,817,381
275,203	*	WPX Energy, Inc	1,686,994
		TOTAL ENERGY	410,175,719

FOOD & STAPLES RETAILING - 2.0%
15,193		Casey’s General Stores, Inc	2,300,372
25,409	*	Grocery Outlet Holding Corp	845,358
436,731		Kroger Co	13,805,067
29,582	*	Sprouts Farmers Market, Inc	614,714
114,922	*	US Foods Holding Corp	2,470,823
417,584		Walgreens Boots Alliance, Inc	18,077,211
765,942		Walmart, Inc	93,100,250
		TOTAL FOOD & STAPLES RETAILING	131,213,795

FOOD, BEVERAGE & TOBACCO - 4.7%
530,914		Altria Group, Inc	20,838,374
309,494		Archer-Daniels-Midland Co	11,494,607
27,824	*	Beyond Meat, Inc	2,754,298
1,592		Brown-Forman Corp (Class A)	90,298
8,411	e	Brown-Forman Corp (Class B)	523,164
75,296		Bunge Ltd	2,986,992
42,507		Campbell Soup Co	2,124,500
207

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

671,814		Coca-Cola Co	$30,829,544
264,892		ConAgra Brands, Inc	8,857,988
86,711		Constellation Brands, Inc (Class A)	14,280,435
108,950		Flowers Foods, Inc	2,427,406
333,231		General Mills, Inc	19,957,205
50,150	*	Hain Celestial Group, Inc	1,295,876
10,957		Hershey Co	1,451,036
153,573		Hormel Foods Corp	7,194,895
36,083		Ingredion, Inc	2,929,940
60,208		J.M. Smucker Co	6,918,501
83,371		Kellogg Co	5,460,801
134,387		Keurig Dr Pepper, Inc	3,555,880
340,019		Kraft Heinz Co	10,312,776
59,821		Lamb Weston Holdings, Inc	3,670,617
24,046		McCormick & Co, Inc	3,771,375
93,812		Molson Coors Brewing Co (Class B)	3,847,230
782,885		Mondelez International, Inc	40,271,604
123,372		PepsiCo, Inc	16,320,882
856,563		Philip Morris International, Inc	63,899,600
16,394	*	Pilgrim’s Pride Corp	360,668
18,929	*	Post Holdings, Inc	1,738,629
201		Seaboard Corp	605,231
26,006	*	TreeHouse Foods, Inc	1,345,290
156,342		Tyson Foods, Inc (Class A)	9,722,909
		TOTAL FOOD, BEVERAGE & TOBACCO	301,838,551

HEALTH CARE EQUIPMENT & SERVICES - 6.9%
538,039		Abbott Laboratories	49,548,012
48,296	*,e	Acadia Healthcare Co, Inc	1,159,587
99,316		Anthem, Inc	27,880,981
141,560		Baxter International, Inc	12,567,697
134,967		Becton Dickinson & Co	34,083,217
7,619		Cantel Medical Corp	281,903
160,705		Cardinal Health, Inc	7,951,683
46,921	*	Centene Corp	3,124,000
69,266	*,e	Change Healthcare, Inc	806,256
140,519		Cigna Corp	27,510,810
22,946		Cooper Cos, Inc	6,578,618
62,519	*,e	Covetrus, Inc	743,351
715,195		CVS Health Corp	44,020,252
321,441		Danaher Corp	52,542,746
47,446	*	DaVita, Inc	3,748,708
123,628		Dentsply Sirona, Inc	5,246,772
25,574		Encompass Health Corp	1,694,277
24,996	*	Envista Holdings Corp	486,672
58,807		HCA Healthcare, Inc	6,461,713
70,071	*	Henry Schein, Inc	3,823,074
17,052		Hill-Rom Holdings, Inc	1,918,179
28,174	*	Hologic, Inc	1,411,517
41,848		Humana, Inc	15,978,403
7,351	*	ICU Medical, Inc	1,612,148
37,078	*	Integra LifeSciences Holdings Corp	1,892,832
49,627	*	Laboratory Corp of America Holdings	8,161,160
78,870		McKesson Corp	11,140,388
36,929	*,e	MEDNAX, Inc	536,209
739,594		Medtronic plc	72,206,562
208

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

7,961	*	Molina Healthcare, Inc	$1,305,365
15,214	*	PPD, Inc	363,615
35,214	*	Premier, Inc	1,167,696
73,905		Quest Diagnostics, Inc	8,137,680
44,222		STERIS plc	6,301,635
42,782		Universal Health Services, Inc (Class B)	4,521,630
9,522		West Pharmaceutical Services, Inc	1,802,134
111,400		Zimmer Biomet Holdings, Inc	13,334,580
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	442,052,062

HOUSEHOLD & PERSONAL PRODUCTS - 3.3%
13,297		Clorox Co	2,479,093
462,575		Colgate-Palmolive Co	32,505,145
149,425	e	Coty, Inc	814,366
34,370		Energizer Holdings, Inc	1,339,055
47,529	*,e	Herbalife Nutrition Ltd	1,775,208
188,285		Kimberly-Clark Corp	26,073,707
26,164		Nu Skin Enterprises, Inc (Class A)	764,251
1,263,640		Procter & Gamble Co	148,945,247
15,282		Reynolds Consumer Products Inc	495,595
23,390		Spectrum Brands Holdings, Inc	1,007,173
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	216,198,840

INSURANCE - 7.0%
396,440		Aflac, Inc	14,763,426
6,831		Alleghany Corp	3,645,773
175,717		Allstate Corp	17,873,933
38,028		American Financial Group, Inc	2,518,975
472,931		American International Group, Inc	12,026,635
5,957		American National Insurance Co	479,538
184,246	*	Arch Capital Group Ltd	4,427,431
80,887		Arthur J. Gallagher & Co	6,349,630
32,994		Assurant, Inc	3,505,283
48,567		Assured Guaranty Ltd	1,443,897
48,424	*	Athene Holding Ltd	1,307,448
38,127		Axis Capital Holdings Ltd	1,395,448
1,078,361	*	Berkshire Hathaway, Inc (Class B)	202,041,717
65,712	*	Brighthouse Financial, Inc	1,689,456
121,711		Brown & Brown, Inc	4,370,642
248,457		Chubb Ltd	26,835,841
83,643		Cincinnati Financial Corp	5,503,709
20,232		CNA Financial Corp	638,927
5,039		Erie Indemnity Co (Class A)	897,244
15,570		Everest Re Group Ltd	2,695,634
142,445		Fidelity National Financial Inc	3,853,137
59,010		First American Financial Corp	2,721,541
58,642		Globe Life, Inc	4,828,582
20,749		Hanover Insurance Group, Inc	2,082,785
198,218		Hartford Financial Services Group, Inc	7,530,302
28,663		Kemper Corp	1,926,727
110,304		Lincoln National Corp	3,912,483
138,210		Loews Corp	4,790,359
6,874	*	Markel Corp	5,951,784
35,094		Marsh & McLennan Cos, Inc	3,415,699
15,311		Mercury General Corp	627,139
424,007		Metlife, Inc	15,298,173
209

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

153,737		Old Republic International Corp	$2,452,105
7,341		Primerica, Inc	762,803
146,879		Principal Financial Group	5,347,864
215,608		Progressive Corp	16,666,498
219,834		Prudential Financial, Inc	13,711,047
34,488		Reinsurance Group of America, Inc (Class A)	3,610,204
14,938		RenaissanceRe Holdings Ltd	2,181,097
118,157		Travelers Cos, Inc	11,958,670
122,365		Unum Group	2,135,269
76,524		W.R. Berkley Corp	4,132,296
1,631		White Mountains Insurance Group Ltd	1,586,963
71,280		Willis Towers Watson plc	12,708,511
		TOTAL INSURANCE	448,602,625

MATERIALS - 4.3%
104,398		Air Products & Chemicals, Inc	23,550,101
57,510		Albemarle Corp	3,532,839
108,216	*	Alcoa Corp	881,960
21,307		Aptargroup, Inc	2,281,554
50,830	*	Arconic Corp	443,238
13,095		Ardagh Group S.A.	162,902
31,993		Ashland Global Holdings, Inc	1,973,648
4,100		Avery Dennison Corp	452,599
76,003	*	Axalta Coating Systems Ltd	1,500,299
43,250	*	Berry Global Group, Inc	1,720,917
28,903		Cabot Corp	979,523
64,571		Celanese Corp (Series A)	5,363,913
110,417		CF Industries Holdings, Inc	3,036,467
91,405		Chemours Co	1,072,181
413,399		Corteva, Inc	10,826,920
29,064	*	Crown Holdings, Inc	1,872,012
29,752		Domtar Corp	695,007
415,346		Dow, Inc	15,239,045
408,809		DuPont de Nemours, Inc	19,222,199
6,933		Eagle Materials, Inc	422,982
75,515		Eastman Chemical Co	4,569,413
67,155	*	Element Solutions, Inc	688,339
71,722		FMC Corp	6,591,252
781,132		Freeport-McMoRan, Inc (Class B)	6,897,396
154,280		Graphic Packaging Holding Co	2,059,638
114,567		Huntsman Corp	1,925,871
58,546		International Flavors & Fragrances, Inc	7,671,282
214,282		International Paper Co	7,339,158
295,928		Linde plc	54,447,793
145,922		LyondellBasell Industries NV	8,456,180
23,566		Martin Marietta Materials, Inc	4,482,960
189,801		Mosaic Co	2,184,610
346		NewMarket Corp	142,358
448,177		Newmont Goldcorp Corp	26,657,568
168,264		Nucor Corp	6,930,794
77,063		O-I Glass, Inc	634,999
93,456		Olin Corp	1,247,638
52,270		Packaging Corp of America	5,051,895
86,927		PPG Industries, Inc	7,895,579
36,595		Reliance Steel & Aluminum Co	3,278,180
24,850		Royal Gold, Inc	3,044,870
210

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

58,248		RPM International, Inc	$3,868,250
74,176		Sealed Air Corp	2,120,692
43,065		Silgan Holdings, Inc	1,485,743
56,330		Sonoco Products Co	2,751,157
16,374		Southern Copper Corp (NY)	531,173
109,259		Steel Dynamics, Inc	2,651,716
102,741	e	United States Steel Corp	789,051
101,374		Valvoline, Inc	1,742,619
4,954		Vulcan Materials Co	559,653
21,594	e	Westlake Chemical Corp	938,259
142,945		WestRock Co	4,601,400
		TOTAL MATERIALS	279,467,792

MEDIA & ENTERTAINMENT - 4.1%
395,546		Activision Blizzard, Inc	25,208,147
34,104	*	Charter Communications, Inc	16,889,324
58,343		Cinemark Holdings, Inc	833,138
1,315,533		Comcast Corp (Class A)	49,503,507
83,146	*,e	Discovery, Inc (Class A)	1,864,133
186,755	*	Discovery, Inc (Class C)	3,811,670
141,738	*	DISH Network Corp (Class A)	3,545,576
15,399	*	Electronic Arts, Inc	1,759,490
168,591		Fox Corp (Class A)	4,361,449
83,861		Fox Corp (Class B)	2,143,487
54,040	*	GCI Liberty, Inc	3,287,253
17,330	*	IAC/InterActiveCorp	3,872,908
181,960		Interpublic Group of Cos, Inc	3,089,681
24,442		John Wiley & Sons, Inc (Class A)	917,797
14,946	*	Liberty Broadband Corp (Class A)	1,793,819
59,200	*	Liberty Broadband Corp (Class C)	7,262,656
13,075	*	Liberty Media Group (Class A)	395,519
103,220	*	Liberty Media Group (Class C)	3,322,652
43,943	*	Liberty SiriusXM Group (Class A)	1,481,318
81,760	*	Liberty SiriusXM Group (Class C)	2,785,563
27,799	*,e	Lions Gate Entertainment Corp (Class A)	198,485
59,366	*	Lions Gate Entertainment Corp (Class B)	396,565
8,808	*	Madison Square Garden Co	1,508,987
8,808	*,e	Madison Square Garden Entertainment Corp	728,422
73,668		New York Times Co (Class A)	2,395,683
209,062		News Corp (Class A)	2,071,804
70,259		News Corp (Class B)	718,047
4,820		Nexstar Media Group Inc	337,593
53,593		Omnicom Group, Inc	3,056,409
1,748		Sinclair Broadcast Group, Inc (Class A)	30,852
33,041	*	Take-Two Interactive Software, Inc	3,999,613
4,925		TripAdvisor, Inc	98,352
3,286	e	ViacomCBS, Inc (Class A)	64,504
127,631		ViacomCBS, Inc (Class B)	2,202,911
962,274		Walt Disney Co	104,069,933
30,780	*	Zillow Group, Inc (Class A)	1,340,161
72,929	*,e	Zillow Group, Inc (Class C)	3,205,959
375,227	*	Zynga, Inc	2,829,212
		TOTAL MEDIA & ENTERTAINMENT	267,382,579

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.8%
10,555	*	Adaptive Biotechnologies Corp	337,866
211

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

153,791		Agilent Technologies, Inc	$11,789,618
29,231	*	Agios Pharmaceuticals, Inc	1,202,563
29,083	*	Alexion Pharmaceuticals, Inc	3,125,550
82,348	*	Alkermes plc	1,128,991
180,665		Allergan plc	33,845,781
9,606	*	Alnylam Pharmaceuticals, Inc	1,265,110
26,533		Amgen, Inc	6,347,224
45,073	*	Avantor, Inc	757,677
62,816	*	Biogen, Inc	18,645,673
11,425	*	Bio-Rad Laboratories, Inc (Class A)	5,028,143
30,855	*	Bluebird Bio, Inc	1,662,467
532,274		Bristol-Myers Squibb Co	32,367,582
83,866	*	Catalent, Inc	5,799,334
219,657	*	Elanco Animal Health, Inc	5,427,724
94,742	*	Exelixis, Inc	2,339,654
601,585		Gilead Sciences, Inc	50,533,140
89,488	*	Horizon Therapeutics Plc	3,225,148
54,722	*	IQVIA Holdings, Inc	7,802,810
3,599	*	Jazz Pharmaceuticals plc	396,790
1,243,259		Johnson & Johnson	186,538,580
74,922		Merck & Co, Inc	5,944,311
16,517	*	Moderna, Inc	759,617
287,051	*	Mylan NV	4,813,845
78,387	*	Nektar Therapeutics	1,505,030
47,922		PerkinElmer, Inc	4,338,379
68,547		Perrigo Co plc	3,653,555
3,066,607		Pfizer, Inc	117,635,045
122,892	*	QIAGEN NV	5,123,368
35,644	*	Regeneron Pharmaceuticals, Inc	18,744,467
70,395		Thermo Fisher Scientific, Inc	23,559,799
24,156	*	United Therapeutics Corp	2,646,531
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	568,291,372

REAL ESTATE - 5.0%
67,333		Alexandria Real Estate Equities, Inc	10,577,341
75,112		American Campus Communities, Inc	2,650,702
83,869		American Homes 4 Rent	2,024,598
78,965		Apartment Investment & Management Co	2,974,612
124,496		Apple Hospitality REIT, Inc	1,205,121
75,726		AvalonBay Communities, Inc	12,339,552
84,285		Boston Properties, Inc	8,190,816
93,369		Brandywine Realty Trust	1,041,998
153,503		Brixmor Property Group, Inc	1,757,609
50,615		Camden Property Trust	4,457,663
116,193	*	CBRE Group, Inc	4,988,165
308,215		Colony Capital, Inc	711,977
65,632		Columbia Property Trust, Inc	937,881
5,501		Coresite Realty	666,666
59,591		Corporate Office Properties Trust	1,574,394
79,018		Cousins Properties, Inc	2,383,973
104,230		CubeSmart	2,626,596
60,913		CyrusOne, Inc	4,273,047
144,563		Digital Realty Trust, Inc	21,610,723
86,499		Douglas Emmett, Inc	2,637,354
204,874		Duke Realty Corp	7,109,128
82,505		Empire State Realty Trust, Inc	689,742
212

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

45,982		EPR Properties	$1,352,790
67,447		Equity Commonwealth	2,289,826
201,972		Equity Residential	13,140,298
35,668		Essex Property Trust, Inc	8,706,559
12,933		Extra Space Storage, Inc	1,141,208
39,307		Federal Realty Investment Trust	3,273,094
114,490		Gaming and Leisure Properties, Inc	3,233,198
116,985		Healthcare Trust of America, Inc	2,881,341
275,941		Healthpeak Properties Inc	7,213,098
58,562		Highwoods Properties, Inc	2,272,791
387,190		Host Hotels and Resorts, Inc	4,766,309
14,482	*	Howard Hughes Corp	784,345
84,829		Hudson Pacific Properties	2,085,097
291,277		Invitation Homes, Inc	6,888,701
137,930		Iron Mountain, Inc	3,335,147
69,682		JBG SMITH Properties	2,365,704
25,683		Jones Lang LaSalle, Inc	2,711,611
57,452		Kilroy Realty Corp	3,576,961
232,008		Kimco Realty Corp	2,531,207
26,207		Life Storage, Inc	2,295,471
79,493		Macerich Co	593,813
281,720		Medical Properties Trust, Inc	4,828,681
60,961		Mid-America Apartment Communities, Inc	6,822,755
89,976		National Retail Properties, Inc	2,936,817
128,024		Omega Healthcare Investors, Inc	3,731,900
78,225		Outfront Media, Inc	1,227,350
107,631		Paramount Group, Inc	1,038,639
154,721		Park Hotels & Resorts, Inc	1,471,397
403,334		Prologis, Inc	35,989,493
20,260		Public Storage, Inc	3,757,217
75,357		Rayonier, Inc	1,810,829
176,700		Realty Income Corp	9,704,364
88,723		Regency Centers Corp	3,895,827
116,449		Retail Properties of America, Inc	721,984
94,575		Service Properties Trust	655,405
18,086		Simon Property Group, Inc	1,207,602
116,256		SITE Centers Corp	704,511
43,999		SL Green Realty Corp	2,334,147
54,304		Spirit Realty Capital, Inc	1,670,391
110,381		STORE Capital Corp	2,215,347
36,841		Sun Communities, Inc	4,951,430
32,857		Taubman Centers, Inc	1,416,137
149,637		UDR, Inc	5,606,898
201,917		Ventas, Inc	6,532,015
614,985		VEREIT, Inc	3,370,118
254,508		VICI Properties, Inc	4,433,529
92,166		Vornado Realty Trust	4,038,714
66,167		Weingarten Realty Investors	1,203,578
224,412		Welltower, Inc	11,496,627
406,147		Weyerhaeuser Co	8,882,435
90,216		WP Carey, Inc	5,934,408
		TOTAL REAL ESTATE	319,458,772

RETAILING - 2.1%
26,215		Advance Auto Parts, Inc	3,169,656
29,391	*	Autonation, Inc	1,094,521
213

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

97,257		Best Buy Co, Inc	$7,462,530
46,225	*	CarMax, Inc	3,404,471
33,037	e	Dick’s Sporting Goods, Inc	970,957
8,698		Dollar General Corp	1,524,759
59,248	*	Dollar Tree, Inc	4,720,288
8,664		Expedia Group Inc	614,971
60,247	e	Foot Locker, Inc	1,544,131
128,487	e	Gap, Inc	1,043,314
76,784		Genuine Parts Co	6,087,436
258,360		Home Depot, Inc	56,795,279
82,716		Kohl’s Corp	1,526,937
118,697		L Brands, Inc	1,411,307
141,555	*	LKQ Corp	3,701,663
168,331	e	Macy’s, Inc	986,420
19,001	e	Penske Auto Group, Inc	683,656
197,059	*	Qurate Retail Group, Inc QVC Group	1,587,310
256,511		Target Corp	28,149,517
66,625		Tiffany & Co	8,428,063
34,753	*,e	Urban Outfitters, Inc	602,617
33,375	e	Williams-Sonoma, Inc	2,063,910
		TOTAL RETAILING	137,573,713

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
174,727		Analog Devices, Inc	19,150,079
234,355		Applied Materials, Inc	11,642,756
53,842	*	Cree, Inc	2,322,206
43,867	*,e	First Solar, Inc	1,930,587
2,359,455		Intel Corp	141,520,111
10,101		Lam Research Corp	2,578,583
369,860		Marvell Technology Group Ltd	9,890,057
91,133		Maxim Integrated Products, Inc	5,010,492
93,150		Microchip Technology, Inc	8,172,050
609,642	*	Micron Technology, Inc	29,195,755
29,737		MKS Instruments, Inc	2,980,540
231,607	*	ON Semiconductor Corp	3,716,134
63,946	*	Qorvo, Inc	6,268,626
88,181		Skyworks Solutions, Inc	9,160,242
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	253,538,218

SOFTWARE & SERVICES - 1.7%
22,447	*,e	2U, Inc	533,116
7,404	*	Akamai Technologies, Inc	723,445
25,947		Alliance Data Systems Corp	1,299,166
73,980		Amdocs Ltd	4,767,271
27,404	*	Autodesk, Inc	5,128,110
1,092	*,e	Bill.Com Holdings, Inc	64,308
13,279	*	CACI International, Inc (Class A)	3,321,609
18,491	*,e	Cerence Inc	391,270
12,300	*	Ceridian HCM Holding, Inc	725,331
7,786		Citrix Systems, Inc	1,129,048
279,758		Cognizant Technology Solutions Corp (Class A)	16,231,559
39,942		CoreLogic Inc	1,534,572
150,122		DXC Technology Co	2,721,712
10,990	*	Dynatrace, Inc	328,051
128,791		Fidelity National Information Services, Inc	16,986,245
192,285		International Business Machines Corp	24,143,305
214

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

5,252		Jack Henry & Associates, Inc	$858,965
73,100		Leidos Holdings, Inc	7,223,011
27,835		LogMeIn, Inc	2,378,779
9,603	*,e	Medallia, Inc	206,272
312,209		NortonLifelock, Inc	6,640,685
154,432	*	Nuance Communications, Inc	3,119,526
147,801		Sabre Corp	1,074,513
21,717	*,e	SolarWinds Corp	368,755
11,517		SS&C Technologies Holdings, Inc	635,278
17,642	*	VeriSign, Inc	3,695,823
177,953		Western Union Co	3,393,564
		TOTAL SOFTWARE & SERVICES	109,623,289

TECHNOLOGY HARDWARE & EQUIPMENT - 1.2%
41,717	*	Arrow Electronics, Inc	2,624,834
51,078		Avnet, Inc	1,533,362
82,814	*	Ciena Corp	3,830,147
12,668	*	Coherent, Inc	1,619,857
110,313	*	CommScope Holding Co, Inc	1,214,546
286,154		Corning, Inc	6,298,250
24,540	*	Dell Technologies, Inc	1,047,613
32,060		Dolby Laboratories, Inc (Class A)	1,924,562
25,298	*	EchoStar Corp (Class A)	798,152
2,109	*	F5 Networks, Inc	293,699
66,926		FLIR Systems, Inc	2,904,588
712,714		Hewlett Packard Enterprise Co	7,169,903
764,327		HP, Inc	11,854,712
18,582	*	IPG Photonics Corp	2,403,210
68,171		Jabil Inc	1,938,783
181,801		Juniper Networks, Inc	3,926,902
12,565		Littelfuse, Inc	1,824,941
24,816		Motorola Solutions, Inc	3,568,789
69,531		National Instruments Corp	2,671,381
22,920		Synnex Corp	2,006,875
116,348	*	Trimble Inc	4,029,131
29,166	*	Viasat, Inc	1,236,638
162,098		Western Digital Corp	7,469,476
95,149		Xerox Holdings Corp	1,740,275
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	75,930,626

TELECOMMUNICATION SERVICES - 4.2%
4,024,213		AT&T, Inc	122,617,770
601,684		CenturyLink, Inc	6,389,884
56,367		Telephone & Data Systems, Inc	1,105,921
114,733	*	T-Mobile US, Inc	10,073,557
7,672	*	US Cellular Corp	244,200
2,281,320		Verizon Communications, Inc	131,061,834
		TOTAL TELECOMMUNICATION SERVICES	271,493,166

TRANSPORTATION - 1.8%
38,683		Alaska Air Group, Inc	1,257,971
4,784		Amerco, Inc	1,340,142
190,434	e	American Airlines Group, Inc	2,287,112
17,590		CH Robinson Worldwide, Inc	1,247,131
18,190	e	Copa Holdings S.A. (Class A)	804,180
259,728		CSX Corp	17,201,785
215

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

246,589		Delta Air Lines, Inc	$6,389,121
28,837		Expeditors International of Washington, Inc	2,064,873
132,708		FedEx Corp	16,823,393
32,550		JB Hunt Transport Services, Inc	3,291,456
142,055	*,e	JetBlue Airways Corp	1,383,616
53,291		Kansas City Southern	6,957,140
30,539	*	Kirby Corp	1,631,393
66,921	e	Knight-Swift Transportation Holdings, Inc	2,488,123
3,517		Landstar System, Inc	363,341
94,010	*	Lyft, Inc (Class A)	3,086,348
37,747		Macquarie Infrastructure Co LLC	1,041,440
122,748		Norfolk Southern Corp	21,002,183
31,407		Old Dominion Freight Line	4,563,123
31,900		Ryder System, Inc	1,129,260
30,139		Schneider National, Inc	660,346
102,390		Southwest Airlines Co	3,199,688
464,033	*	Uber Technologies, Inc	14,046,279
104,556	*	United Airlines Holdings Inc	3,092,766
20,774	*,e	XPO Logistics, Inc	1,386,457
		TOTAL TRANSPORTATION	118,738,667

UTILITIES - 7.2%
362,452		AES Corp	4,802,489
132,538		Alliant Energy Corp	6,434,720
133,838		Ameren Corp	9,736,715
270,466		American Electric Power Co, Inc	22,478,429
99,573		American Water Works Co, Inc	12,117,038
67,835		Atmos Energy Corp	6,917,135
30,591		Avangrid, Inc	1,315,413
272,551		Centerpoint Energy, Inc	4,641,544
156,506		CMS Energy Corp	8,934,928
182,967		Consolidated Edison, Inc	14,417,800
452,485		Dominion Energy Inc	34,900,168
101,880		DTE Energy Co	10,569,031
400,835		Duke Energy Corp	33,934,691
192,126		Edison International	11,279,717
109,188		Entergy Corp	10,428,546
216,475		Equitable Holdings, Inc	3,965,822
120,007		Essential Utilities Inc	5,015,093
125,193		Evergy, Inc	7,315,027
178,053		Eversource Energy	14,368,877
536,682		Exelon Corp	19,900,169
299,064		FirstEnergy Corp	12,342,371
58,968		Hawaiian Electric Industries, Inc	2,327,467
29,247		Idacorp, Inc	2,684,290
105,990		MDU Resources Group, Inc	2,380,535
44,433		National Fuel Gas Co	1,821,753
269,035		NextEra Energy, Inc	62,179,369
201,940		NiSource, Inc	5,070,713
141,016		NRG Energy, Inc	4,728,267
115,019		OGE Energy Corp	3,625,399
258,566	*,b	PG&E Corp	2,751,142
62,755		Pinnacle West Capital Corp	4,831,507
427,374		PPL Corp	10,863,847
279,078		Public Service Enterprise Group, Inc	14,152,045
156,491		Sempra Energy	19,381,410
216

TIAA-CREF FUNDS – Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

573,258		Southern Co	$32,520,926
113,109		UGI Corp	3,413,630
232,143		Vistra Energy Corp	4,536,074
172,982		WEC Energy Group, Inc	15,663,520
290,076		Xcel Energy, Inc	18,437,231
		TOTAL UTILITIES	467,184,848

		TOTAL COMMON STOCKS	6,441,559,664
		(Cost $6,231,398,972)

SHORT-TERM INVESTMENTS - 1.0%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.0%
64,582,905	c	State Street Navigator Securities Lending Government Money Market Portfolio	64,582,905
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	64,582,905

		TOTAL SHORT-TERM INVESTMENTS	64,582,905
		(Cost $64,582,905)
		TOTAL INVESTMENTS - 100.9%	6,506,142,569
		(Cost $6,295,981,877)
		OTHER ASSETS & LIABILITIES, NET - (0.9)%	(56,123,285)
		NET ASSETS - 100.0%	$6,450,019,284

Abbreviation(s):
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

*	Non-income producing
b	In bankruptcy
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $62,048,495.

217

TIAA-CREF FUNDS – S&P 500 Index Fund

TIAA-CREF FUNDS

S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 0.3%
56,583		Aptiv plc	$3,935,348
47,605		BorgWarner, Inc	1,360,075
885,926		Ford Motor Co	4,509,363
284,131		General Motors Co	6,333,280
43,224	e	Harley-Davidson, Inc	943,580
		TOTAL AUTOMOBILES & COMPONENTS	17,081,646

BANKS - 4.0%
1,865,260		Bank of America Corp	44,859,503
502,914		Citigroup, Inc	24,421,504
104,721		Citizens Financial Group, Inc	2,344,703
33,640		Comerica, Inc	1,172,690
167,759		Fifth Third Bancorp	3,135,416
38,718		First Republic Bank	4,037,900
234,648		Huntington Bancshares, Inc	2,168,147
720,937		JPMorgan Chase & Co	69,036,927
230,353		Keycorp	2,683,612
31,143		M&T Bank Corp	3,490,507
105,108		People’s United Financial, Inc	1,333,821
98,964		PNC Financial Services Group, Inc	10,556,490
231,681		Regions Financial Corp	2,490,571
11,633	*	SVB Financial Group	2,247,147
308,933		Truist Financial Corp	11,529,380
322,338		US Bancorp	11,765,337
886,680		Wells Fargo & Co	25,758,054
38,020		Zions Bancorporation	1,201,812
		TOTAL BANKS	224,233,521

CAPITAL GOODS - 5.5%
131,404		3M Co	19,962,896
30,741		A.O. Smith Corp	1,302,804
22,747		Allegion plc	2,286,983
53,419		Ametek, Inc	4,480,252
123,155		Boeing Co	17,367,318
182,296	*	Carrier Global Corp	3,228,462
127,326		Caterpillar, Inc	14,818,200
35,993		Cummins, Inc	5,884,855
72,327		Deere & Co	10,491,755
33,818		Dover Corp	3,167,056
95,077		Eaton Corp	7,938,929
136,663		Emerson Electric Co	7,793,891
133,730		Fastenal Co	4,843,701
30,687		Flowserve Corp	864,453
69,276		Fortive Corp	4,433,664
32,380		Fortune Brands Home & Security, Inc	1,560,716
54,179		General Dynamics Corp	7,076,861
218

TIAA-CREF FUNDS – S&P 500 Index Fund

SHARES		COMPANY	VALUE

2,011,894		General Electric Co	$13,680,879
164,616		Honeywell International, Inc	23,359,010
86,820	*	Howmet Aerospace, Inc	1,134,737
9,058		Huntington Ingalls	1,733,792
18,081		IDEX Corp	2,777,784
67,351		Illinois Tool Works, Inc	10,944,537
79,315	*	Ingersoll Rand, Inc	2,306,480
30,789		Jacobs Engineering Group, Inc	2,547,790
171,681		Johnson Controls International plc	4,997,634
50,937		L3Harris Technologies, Inc	9,866,497
56,762		Lockheed Martin Corp	22,083,824
65,196		Masco Corp	2,675,644
36,112		Northrop Grumman Corp	11,941,155
94,488	*	Otis Worldwide Corp	4,810,384
80,357		PACCAR, Inc	5,563,115
28,661		Parker-Hannifin Corp	4,531,877
40,383		Pentair plc	1,396,848
34,649		Quanta Services, Inc	1,259,838
338,148	*	Raytheon Technologies Corp	21,915,372
26,333		Rockwell Automation, Inc	4,989,577
23,930		Roper Technologies Inc	8,160,848
12,955		Snap-On, Inc	1,687,907
33,914		Stanley Black & Decker, Inc	3,737,323
53,961		Textron, Inc	1,422,412
53,469	*	Trane Technologies plc	4,674,260
11,294		TransDigm Group, Inc	4,100,626
17,505	*	United Rentals, Inc	2,249,392
10,037		W.W. Grainger, Inc	2,765,996
42,072		Wabtec Corp	2,373,702
41,228		Xylem, Inc	2,964,293
		TOTAL CAPITAL GOODS	306,156,329

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
18,973		Cintas Corp	4,208,781
47,548	*	Copart, Inc	3,809,070
28,327		Equifax, Inc	3,934,620
91,295		IHS Markit Ltd	6,144,153
82,061		Nielsen NV	1,208,758
49,608		Republic Services, Inc	3,886,291
30,384		Robert Half International, Inc	1,436,252
31,134		Rollins, Inc	1,245,360
37,805		Verisk Analytics, Inc	5,777,738
89,829		Waste Management, Inc	8,984,697
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	40,635,720

CONSUMER DURABLES & APPAREL - 1.0%
30,310	*	Capri Holdings Ltd	462,228
77,088		DR Horton, Inc	3,640,095
34,826		Garmin Ltd	2,826,478
89,679	e	Hanesbrands, Inc	891,409
29,644		Hasbro, Inc	2,140,593
30,816		Leggett & Platt, Inc	1,082,566
67,407		Lennar Corp (Class A)	3,375,069
13,275	*	Mohawk Industries, Inc	1,164,483
84,648		Newell Brands Inc	1,174,914
286,890		Nike, Inc (Class B)	25,011,070
219

TIAA-CREF FUNDS – S&P 500 Index Fund

SHARES		COMPANY	VALUE

780	*	NVR, Inc	$2,418,000
59,956		Pulte Homes, Inc	1,694,956
17,651		PVH Corp	868,959
11,568		Ralph Lauren Corp	853,487
66,884		Tapestry, Inc	995,234
39,270	*,e	Under Armour, Inc (Class A)	409,194
47,694	*	Under Armour, Inc (Class C)	442,123
72,524		VF Corp	4,213,644
14,402	e	Whirlpool Corp	1,609,280
		TOTAL CONSUMER DURABLES & APPAREL	55,273,782

CONSUMER SERVICES - 1.6%
106,602	e	Carnival Corp	1,694,972
5,648	*	Chipotle Mexican Grill, Inc (Class A)	4,962,050
29,868		Darden Restaurants, Inc	2,203,960
43,533		H&R Block, Inc	724,824
63,945		Hilton Worldwide Holdings, Inc	4,841,276
75,651		Las Vegas Sands Corp	3,632,761
60,611		Marriott International, Inc (Class A)	5,511,964
173,541		McDonald’s Corp	32,549,350
126,420		MGM Resorts International	2,127,649
49,015	*	Norwegian Cruise Line Holdings Ltd	803,846
39,570	e	Royal Caribbean Cruises Ltd	1,850,689
272,121		Starbucks Corp	20,879,844
21,784		Wynn Resorts Ltd	1,863,186
68,498		Yum! Brands, Inc	5,920,282
		TOTAL CONSUMER SERVICES	89,566,653

DIVERSIFIED FINANCIALS - 3.1%
154,581		American Express Co	14,105,516
29,604		Ameriprise Financial, Inc	3,402,684
194,596		Bank of New York Mellon Corp	7,305,134
26,850		BlackRock, Inc	13,479,774
104,504		Capital One Financial Corp	6,767,679
24,803		CBOE Global Markets, Inc	2,464,922
262,573		Charles Schwab Corp	9,904,254
82,572		CME Group, Inc	14,715,156
70,685		Discover Financial Services	3,037,334
49,973		E*TRADE Financial Corp	2,029,404
65,095	e	Franklin Resources, Inc	1,226,390
73,425		Goldman Sachs Group, Inc	13,467,613
128,305		Intercontinental Exchange Group, Inc	11,476,882
83,754		Invesco Ltd	721,959
8,497		MarketAxess Holdings, Inc	3,866,220
37,315		Moody’s Corp	9,101,128
268,099		Morgan Stanley	10,571,144
19,449		MSCI, Inc (Class A)	6,359,823
27,189		Nasdaq Inc	2,981,818
48,805		Northern Trust Corp	3,863,404
28,151		Raymond James Financial, Inc	1,855,714
56,319		S&P Global, Inc	16,494,709
82,384		State Street Corp	5,193,487
127,377		Synchrony Financial	2,520,791
53,732		T Rowe Price Group, Inc	6,213,031
		TOTAL DIVERSIFIED FINANCIALS	173,125,970
220

TIAA-CREF FUNDS – S&P 500 Index Fund

SHARES		COMPANY	VALUE

ENERGY - 3.0%
86,365	e	Apache Corp	$1,129,654
148,506		Baker Hughes Co	2,071,659
90,864		Cabot Oil & Gas Corp	1,964,480
435,646		Chevron Corp	40,079,432
44,751		Concho Resources, Inc	2,538,277
249,564		ConocoPhillips	10,506,644
93,156		Devon Energy Corp	1,161,655
37,006		Diamondback Energy, Inc	1,611,241
133,865		EOG Resources, Inc	6,359,926
974,819	d	Exxon Mobil Corp	45,299,839
201,860		Halliburton Co	2,119,530
25,043	e	Helmerich & Payne, Inc	495,100
58,286		Hess Corp	2,835,031
33,846		HollyFrontier Corp	1,118,272
440,554		Kinder Morgan, Inc	6,709,637
183,191	e	Marathon Oil Corp	1,121,129
151,943		Marathon Petroleum Corp	4,874,332
98,896		National Oilwell Varco, Inc	1,250,046
110,278		Noble Energy, Inc	1,081,827
213,401		Occidental Petroleum Corp	3,542,457
98,212		ONEOK, Inc	2,939,485
101,476		Phillips 66	7,424,999
36,956		Pioneer Natural Resources Co	3,300,540
308,861		Schlumberger Ltd	5,195,042
103,831	e	TechnipFMC plc (Euro OTC)	925,134
92,663		Valero Energy Corp	5,870,201
268,435		Williams Cos, Inc	5,199,586
		TOTAL ENERGY	168,725,155

FOOD & STAPLES RETAILING - 1.6%
101,234		Costco Wholesale Corp	30,673,902
184,380		Kroger Co	5,828,252
117,166		SYSCO Corp	6,592,931
172,581		Walgreens Boots Alliance, Inc	7,471,031
325,502		Walmart, Inc	39,564,768
		TOTAL FOOD & STAPLES RETAILING	90,130,884

FOOD, BEVERAGE & TOBACCO - 3.7%
430,312		Altria Group, Inc	16,889,746
128,606		Archer-Daniels-Midland Co	4,776,427
41,720	e	Brown-Forman Corp (Class B)	2,594,984
36,437		Campbell Soup Co	1,821,121
884,863		Coca-Cola Co	40,606,363
109,051		ConAgra Brands, Inc	3,646,666
38,589		Constellation Brands, Inc (Class A)	6,355,222
139,660		General Mills, Inc	8,364,237
34,269		Hershey Co	4,538,244
62,634		Hormel Foods Corp	2,934,403
26,200		J.M. Smucker Co	3,010,642
57,998		Kellogg Co	3,798,869
141,287		Kraft Heinz Co	4,285,235
32,648		Lamb Weston Holdings, Inc	2,003,281
28,887		McCormick & Co, Inc	4,530,637
42,213		Molson Coors Brewing Co (Class B)	1,731,155
331,754		Mondelez International, Inc	17,065,426
221

TIAA-CREF FUNDS – S&P 500 Index Fund

SHARES		COMPANY	VALUE

87,669	*	Monster Beverage Corp	$5,418,821
320,050		PepsiCo, Inc	42,339,415
356,255		Philip Morris International, Inc	26,576,623
68,253		Tyson Foods, Inc (Class A)	4,244,654
		TOTAL FOOD, BEVERAGE & TOBACCO	207,532,171

HEALTH CARE EQUIPMENT & SERVICES - 6.8%
405,369		Abbott Laboratories	37,330,431
10,208	*	Abiomed, Inc	1,952,280
16,257	*	Align Technology, Inc	3,492,816
35,132		AmerisourceBergen Corp	3,149,935
58,406		Anthem, Inc	16,396,316
117,623		Baxter International, Inc	10,442,570
62,311		Becton Dickinson & Co	15,735,397
321,069	*	Boston Scientific Corp	12,033,666
65,838		Cardinal Health, Inc	3,257,664
134,106	*	Centene Corp	8,928,777
70,911		Cerner Corp	4,920,514
86,031		Cigna Corp	16,843,149
11,684		Cooper Cos, Inc	3,349,803
299,721		CVS Health Corp	18,447,828
146,280		Danaher Corp	23,910,929
20,772	*	DaVita, Inc	1,641,196
52,295		Dentsply Sirona, Inc	2,219,400
47,931	*	Edwards Lifesciences Corp	10,424,993
60,844		HCA Healthcare, Inc	6,685,539
32,307	*	Henry Schein, Inc	1,762,670
60,470	*	Hologic, Inc	3,029,547
30,060		Humana, Inc	11,477,509
19,784	*	IDEXX Laboratories, Inc	5,492,038
26,629	*	Intuitive Surgical, Inc	13,604,224
21,982	*	Laboratory Corp of America Holdings	3,614,940
37,438		McKesson Corp	5,288,118
308,819		Medtronic plc	30,149,999
31,075		Quest Diagnostics, Inc	3,421,668
32,995		Resmed, Inc	5,124,783
19,992		STERIS plc	2,848,860
74,078		Stryker Corp	13,810,362
10,920		Teleflex, Inc	3,662,568
217,716		UnitedHealth Group, Inc	63,675,399
18,293		Universal Health Services, Inc (Class B)	1,933,387
20,295	*	Varian Medical Systems, Inc	2,321,342
46,290		Zimmer Biomet Holdings, Inc	5,540,913
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	377,921,530

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
55,706		Church & Dwight Co, Inc	3,898,863
28,818		Clorox Co	5,372,828
197,414		Colgate-Palmolive Co	13,872,282
59,838	e	Coty, Inc	326,117
51,149		Estee Lauder Cos (Class A)	9,022,683
78,836		Kimberly-Clark Corp	10,917,209
573,171		Procter & Gamble Co	67,559,666
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	110,969,648
222

TIAA-CREF FUNDS – S&P 500 Index Fund

SHARES		COMPANY	VALUE

INSURANCE - 3.4%
164,525		Aflac, Inc	$6,126,911
75,338		Allstate Corp	7,663,381
202,810		American International Group, Inc	5,157,458
53,938		Aon plc	9,313,474
43,451		Arthur J. Gallagher & Co	3,410,904
14,162		Assurant, Inc	1,504,571
449,275	*	Berkshire Hathaway, Inc (Class B)	84,176,164
104,299		Chubb Ltd	11,265,335
36,677		Cincinnati Financial Corp	2,413,347
9,023		Everest Re Group Ltd	1,562,152
23,893		Globe Life, Inc	1,967,350
82,158		Hartford Financial Services Group, Inc	3,121,182
45,587		Lincoln National Corp	1,616,971
58,005		Loews Corp	2,010,453
116,255		Marsh & McLennan Cos, Inc	11,315,099
174,257		Metlife, Inc	6,287,193
57,966		Principal Financial Group	2,110,542
134,201		Progressive Corp	10,373,737
89,040		Prudential Financial, Inc	5,553,425
57,808		Travelers Cos, Inc	5,850,748
56,703		Unum Group	989,467
33,947		W.R. Berkley Corp	1,833,138
29,816		Willis Towers Watson plc	5,315,895
		TOTAL INSURANCE	190,938,897

MATERIALS - 2.5%
50,638		Air Products & Chemicals, Inc	11,422,920
23,387		Albemarle Corp	1,436,663
364,070	e	Amcor plc	3,265,708
19,620		Avery Dennison Corp	2,165,852
75,927		Ball Corp	4,980,052
29,188		Celanese Corp (Series A)	2,424,647
52,384		CF Industries Holdings, Inc	1,440,560
174,560		Corteva, Inc	4,571,726
168,696		Dow, Inc	6,189,456
165,224		DuPont de Nemours, Inc	7,768,832
32,040		Eastman Chemical Co	1,938,740
57,764		Ecolab, Inc	11,177,334
29,484		FMC Corp	2,709,580
333,255		Freeport-McMoRan, Inc (Class B)	2,942,642
24,167		International Flavors & Fragrances, Inc	3,166,602
86,480		International Paper Co	2,961,940
122,873		Linde plc	22,607,403
57,277		LyondellBasell Industries NV	3,319,202
14,264		Martin Marietta Materials, Inc	2,713,441
79,386		Mosaic Co	913,733
188,562		Newmont Goldcorp Corp	11,215,668
69,530		Nucor Corp	2,863,941
22,779		Packaging Corp of America	2,201,590
54,324		PPG Industries, Inc	4,934,249
37,564		Sealed Air Corp	1,073,955
18,903		Sherwin-Williams Co	10,139,002
30,049		Vulcan Materials Co	3,394,636
57,610		WestRock Co	1,854,466
		TOTAL MATERIALS	137,794,540
223

TIAA-CREF FUNDS – S&P 500 Index Fund

SHARES		COMPANY	VALUE

MEDIA & ENTERTAINMENT - 8.7%
176,993		Activision Blizzard, Inc	$11,279,764
68,830	*	Alphabet, Inc (Class A)	92,693,361
68,656	*	Alphabet, Inc (Class C)	92,593,601
36,124	*	Charter Communications, Inc	17,889,688
1,045,906		Comcast Corp (Class A)	39,357,443
32,448	*,e	Discovery, Inc (Class A)	727,484
75,310	*	Discovery, Inc (Class C)	1,537,077
59,568	*	DISH Network Corp (Class A)	1,490,093
67,182	*	Electronic Arts, Inc	7,676,215
552,827	*	Facebook, Inc	113,169,215
78,872		Fox Corp (Class A)	2,040,419
34,115		Fox Corp (Class B)	871,979
87,598		Interpublic Group of Cos, Inc	1,487,414
31,439	*	Live Nation, Inc	1,410,668
100,559	*	NetFlix, Inc	42,219,696
93,004		News Corp (Class A)	921,670
25,832		News Corp (Class B)	264,003
49,996		Omnicom Group, Inc	2,851,272
26,134	*	Take-Two Interactive Software, Inc	3,163,521
180,584	*	Twitter, Inc	5,179,149
128,779		ViacomCBS, Inc (Class B)	2,222,726
415,277		Walt Disney Co	44,912,208
		TOTAL MEDIA & ENTERTAINMENT	485,958,666

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.5%
340,708		AbbVie, Inc	28,006,198
71,706		Agilent Technologies, Inc	5,496,982
51,104	*	Alexion Pharmaceuticals, Inc	5,492,147
75,636		Allergan plc	14,169,648
136,899		Amgen, Inc	32,748,979
41,573	*	Biogen, Inc	12,340,113
537,331		Bristol-Myers Squibb Co	32,675,098
194,665		Eli Lilly & Co	30,102,996
291,498		Gilead Sciences, Inc	24,485,832
33,797	*	Illumina, Inc	10,782,257
40,081	*	Incyte Corp	3,914,310
41,491	*	IQVIA Holdings, Inc	5,916,202
604,549		Johnson & Johnson	90,706,532
584,510		Merck & Co, Inc	46,375,023
5,470	*	Mettler-Toledo International, Inc	3,938,072
115,473	*	Mylan NV	1,936,482
25,015		PerkinElmer, Inc	2,264,608
30,274		Perrigo Co plc	1,613,604
1,270,591		Pfizer, Inc	48,739,871
18,078	*	Regeneron Pharmaceuticals, Inc	9,506,859
92,390		Thermo Fisher Scientific, Inc	30,921,085
59,246	*	Vertex Pharmaceuticals, Inc	14,882,595
14,783	*	Waters Corp	2,764,421
109,723		Zoetis, Inc	14,188,281
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	473,968,195

REAL ESTATE - 2.9%
28,191		Alexandria Real Estate Equities, Inc	4,428,524
102,054		American Tower Corp	24,288,852
35,891		Apartment Investment & Management Co	1,352,014
224

TIAA-CREF FUNDS – S&P 500 Index Fund

SHARES		COMPANY	VALUE

31,159		AvalonBay Communities, Inc	$5,077,359
32,221		Boston Properties, Inc	3,131,237
78,942	*	CBRE Group, Inc	3,388,980
95,789		Crown Castle International Corp	15,271,640
60,311		Digital Realty Trust, Inc	9,015,891
86,977		Duke Realty Corp	3,018,102
19,649		Equinix, Inc	13,267,005
77,879		Equity Residential	5,066,808
14,647		Essex Property Trust, Inc	3,575,333
30,629		Extra Space Storage, Inc	2,702,703
16,185		Federal Realty Investment Trust	1,347,725
109,906		Healthpeak Properties Inc	2,872,943
162,236		Host Hotels and Resorts, Inc	1,997,125
62,028		Iron Mountain, Inc	1,499,837
92,884		Kimco Realty Corp	1,013,365
25,815		Mid-America Apartment Communities, Inc	2,889,215
170,092		Prologis, Inc	15,177,309
35,123		Public Storage, Inc	6,513,560
77,062		Realty Income Corp	4,232,245
42,578		Regency Centers Corp	1,869,600
25,926		SBA Communications Corp	7,516,466
72,560		Simon Property Group, Inc	4,844,831
19,980		SL Green Realty Corp	1,059,939
66,466		UDR, Inc	2,490,481
85,518		Ventas, Inc	2,766,507
36,437		Vornado Realty Trust	1,596,669
91,725		Welltower, Inc	4,699,072
168,276		Weyerhaeuser Co	3,680,196
		TOTAL REAL ESTATE	161,651,533

RETAILING - 7.5%
15,244		Advance Auto Parts, Inc	1,843,152
95,661	*	Amazon.com, Inc	236,665,314
5,427	*	AutoZone, Inc	5,537,277
51,148		Best Buy Co, Inc	3,924,586
9,642	*	Booking Holdings, Inc	14,275,656
37,610	*	CarMax, Inc	2,769,976
58,652		Dollar General Corp	10,281,696
53,643	*	Dollar Tree, Inc	4,273,738
177,295		eBay, Inc	7,061,660
31,987		Expedia Group Inc	2,270,437
68,712	e	Gap, Inc	557,941
31,808		Genuine Parts Co	2,521,738
251,338		Home Depot, Inc	55,251,633
33,931		Kohl’s Corp	626,366
52,682		L Brands, Inc	626,389
73,338	*	LKQ Corp	1,917,789
176,594		Lowe’s Companies, Inc	18,498,222
25,481	e	Nordstrom, Inc	478,533
17,428	*	O’Reilly Automotive, Inc	6,733,134
83,137		Ross Stores, Inc	7,595,396
116,731		Target Corp	12,810,060
25,410		Tiffany & Co	3,214,365
274,906		TJX Companies, Inc	13,484,139
27,479		Tractor Supply Co	2,787,195
12,644	*	Ulta Beauty, Inc	2,755,380
		TOTAL RETAILING	418,761,772
225

TIAA-CREF FUNDS – S&P 500 Index Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.5%
269,479	*	Advanced Micro Devices, Inc	$14,118,005
84,720		Analog Devices, Inc	9,285,312
212,115		Applied Materials, Inc	10,537,873
91,381		Broadcom, Inc	24,820,907
999,498		Intel Corp	59,949,890
36,682		KLA Corp	6,019,149
33,392		Lam Research Corp	8,524,310
60,866		Maxim Integrated Products, Inc	3,346,413
55,024		Microchip Technology, Inc	4,827,256
255,044	*	Micron Technology, Inc	12,214,057
140,437		NVIDIA Corp	41,046,926
26,731	*	Qorvo, Inc	2,620,440
260,919		QUALCOMM, Inc	20,526,498
39,656		Skyworks Solutions, Inc	4,119,465
213,957		Texas Instruments, Inc	24,833,989
58,130		Xilinx, Inc	5,080,562
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	251,871,052

SOFTWARE & SERVICES - 14.3%
146,326		Accenture plc	27,098,112
111,531	*	Adobe, Inc	39,441,823
37,355	*	Akamai Technologies, Inc	3,649,957
10,028		Alliance Data Systems Corp	502,102
19,660	*	Ansys, Inc	5,147,578
50,632	*	Autodesk, Inc	9,474,766
99,689		Automatic Data Processing, Inc	14,623,379
25,800		Broadridge Financial Solutions, Inc	2,992,800
65,028	*	Cadence Design Systems, Inc	5,275,722
25,740		Citrix Systems, Inc	3,732,557
126,749		Cognizant Technology Solutions Corp (Class A)	7,353,977
56,553		DXC Technology Co	1,025,306
141,611		Fidelity National Information Services, Inc	18,677,075
131,585	*	Fiserv, Inc	13,561,150
19,522	*	FleetCor Technologies, Inc	4,709,682
31,795	*	Fortinet, Inc	3,425,593
20,022	*	Gartner, Inc	2,378,814
69,234		Global Payments, Inc	11,494,229
204,032		International Business Machines Corp	25,618,258
59,969		Intuit, Inc	16,180,236
17,998		Jack Henry & Associates, Inc	2,943,573
30,088		Leidos Holdings, Inc	2,972,995
203,944		Mastercard, Inc (Class A)	56,078,482
1,752,370		Microsoft Corp	314,042,228
128,746		NortonLifelock, Inc	2,738,427
499,148		Oracle Corp	26,439,870
73,358		Paychex, Inc	5,026,490
11,002	*	Paycom Software, Inc	2,871,742
270,523	*	PayPal Holdings, Inc	33,274,329
203,301	*	salesforce.com, Inc	32,924,597
43,447	*	ServiceNow, Inc	15,273,358
34,572	*	Synopsys, Inc	5,431,953
24,106	*	VeriSign, Inc	5,049,966
393,487		Visa, Inc (Class A)	70,323,997
226

TIAA-CREF FUNDS – S&P 500 Index Fund

SHARES		COMPANY	VALUE

91,845		Western Union Co	$1,751,484
		TOTAL SOFTWARE & SERVICES	793,506,607

TECHNOLOGY HARDWARE & EQUIPMENT - 6.8%
68,389		Amphenol Corp (Class A)	6,036,013
959,521		Apple, Inc	281,907,270
12,700	*	Arista Networks, Inc	2,785,110
32,301		CDW Corp	3,578,951
977,383		Cisco Systems, Inc	41,421,492
174,152		Corning, Inc	3,833,086
14,293	*	F5 Networks, Inc	1,990,443
31,827		FLIR Systems, Inc	1,381,292
287,040		Hewlett Packard Enterprise Co	2,887,622
343,390		HP, Inc	5,325,979
7,751	*	IPG Photonics Corp	1,002,437
72,375		Juniper Networks, Inc	1,563,300
42,995	*	Keysight Technologies, Inc	4,160,626
39,505		Motorola Solutions, Inc	5,681,214
53,302		NetApp, Inc	2,333,029
53,598		Seagate Technology, Inc	2,677,220
76,988		TE Connectivity Ltd	5,655,538
67,031		Western Digital Corp	3,088,788
43,922		Xerox Holdings Corp	803,333
12,071	*	Zebra Technologies Corp (Class A)	2,772,226
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	380,884,969

TELECOMMUNICATION SERVICES - 2.1%
1,683,028		AT&T, Inc	51,281,863
217,555		CenturyLink, Inc	2,310,434
87,518	*	T-Mobile US, Inc	7,684,081
950,000		Verizon Communications, Inc	54,577,500
		TOTAL TELECOMMUNICATION SERVICES	115,853,878

TRANSPORTATION - 1.7%
28,329		Alaska Air Group, Inc	921,259
103,055	e	American Airlines Group, Inc	1,237,691
31,037		CH Robinson Worldwide, Inc	2,200,523
178,706		CSX Corp	11,835,698
128,418		Delta Air Lines, Inc	3,327,310
38,988		Expeditors International of Washington, Inc	2,791,736
55,195		FedEx Corp	6,997,070
19,574		JB Hunt Transport Services, Inc	1,979,323
23,651		Kansas City Southern	3,087,638
60,067		Norfolk Southern Corp	10,277,464
22,119		Old Dominion Freight Line	3,213,669
121,509		Southwest Airlines Co	3,797,156
158,910		Union Pacific Corp	25,392,229
57,065	*	United Airlines Holdings Inc	1,687,983
161,451		United Parcel Service, Inc (Class B)	15,282,952
		TOTAL TRANSPORTATION	94,029,701

UTILITIES - 3.3%
159,065		AES Corp	2,107,611
53,588		Alliant Energy Corp	2,601,697
57,725		Ameren Corp	4,199,494
113,690		American Electric Power Co, Inc	9,448,776
227

TIAA-CREF FUNDS – S&P 500 Index Fund

SHARES	COMPANY	VALUE

41,836	American Water Works Co, Inc	$5,091,023
27,456	Atmos Energy Corp	2,799,688
114,371	Centerpoint Energy, Inc	1,947,738
67,294	CMS Energy Corp	3,841,815
76,408	Consolidated Edison, Inc	6,020,950
189,658	Dominion Energy Inc	14,628,322
42,859	DTE Energy Co	4,446,193
167,949	Duke Energy Corp	14,218,562
82,192	Edison International	4,825,492
45,393	Entergy Corp	4,335,486
53,359	Evergy, Inc	3,117,766
75,267	Eversource Energy	6,074,047
219,253	Exelon Corp	8,129,901
125,534	FirstEnergy Corp	5,180,788
111,909	NextEra Energy, Inc	25,864,408
85,911	NiSource, Inc	2,157,225
58,285	NRG Energy, Inc	1,954,296
26,303	Pinnacle West Capital Corp	2,025,068
173,852	PPL Corp	4,419,318
114,145	Public Service Enterprise Group, Inc	5,788,293
64,944	Sempra Energy	8,043,314
241,623	Southern Co	13,707,273
72,569	WEC Energy Group, Inc	6,571,123
120,392	Xcel Energy, Inc	7,652,116
	TOTAL UTILITIES	181,197,783

	TOTAL COMMON STOCKS	5,547,770,602
	(Cost $3,375,105,207)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.6%

GOVERNMENT AGENCY DEBT - 0.2%
$2,300,000	Federal Home Loan Bank (FHLB)	0.160%	05/13/20	2,299,931
10,000,000	FHLB	0.080	06/19/20	9,998,639
	TOTAL GOVERNMENT AGENCY DEBT			12,298,570

TREASURY DEBT - 0.1%
6,000,000	United States Treasury Bill	0.060	05/19/20	5,999,749
	TOTAL TREASURY DEBT			5,999,749
228

TIAA-CREF FUNDS – S&P 500 Index Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.3%
15,669,682	c	State Street Navigator Securities Lending Government Money Market Portfolio	$15,669,682
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	15,669,682

		TOTAL SHORT-TERM INVESTMENTS	33,968,001
		(Cost $33,968,291)
		TOTAL INVESTMENTS - 100.1%	5,581,738,603
		(Cost $3,409,073,498)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%	(7,943,811)
		NET ASSETS - 100.0%	$5,573,794,792

Abbreviation(s):
OTC Over The Counter

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $15,073,376.

Futures contracts outstanding as of April 30, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	134	06/19/20	$18,744,236	$19,446,080	$701,844
229

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

TIAA-CREF FUNDS

SMALL-CAP BLEND INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.0%
140,587	*	Adient plc	$2,105,993
182,937	*	American Axle & Manufacturing Holdings, Inc	790,288
78,269		Cooper Tire & Rubber Co	1,658,520
25,923	*	Cooper-Standard Holding, Inc	333,111
227,224		Dana Inc	2,613,076
42,475	*	Dorman Products, Inc	2,679,323
59,481	*	Fox Factory Holding Corp	3,034,126
51,209	*	Gentherm, Inc	1,917,265
38,660		LCI Industries, Inc	3,352,595
80,520	*	Modine Manufacturing Co	372,808
30,356	*	Motorcar Parts of America, Inc	431,966
55,386		Spartan Motors, Inc	780,389
34,079		Standard Motor Products, Inc	1,386,674
42,751	*	Stoneridge, Inc	856,302
83,424	*,e	Tenneco, Inc	432,971
44,108	*	Visteon Corp	2,659,712
49,427		Winnebago Industries, Inc	2,193,076
		TOTAL AUTOMOBILES & COMPONENTS	27,598,195

BANKS - 10.3%
14,042		1st Constitution Bancorp	178,333
22,445		1st Source Corp	779,515
11,249		ACNB Corp	314,522
31,042		Allegiance Bancshares, Inc	778,533
20,878		Amalgamated Bank	223,395
29,770	*	Amerant Bancorp Inc	402,490
16,502		American National Bankshares, Inc	441,428
96,400		Ameris Bancorp	2,451,452
13,659		Ames National Corp	289,571
19,228		Arrow Financial Corp	547,998
35,580	*	Atlantic Capital Bancshares, Inc	446,529
128,847		Atlantic Union Bankshares Corp	3,075,578
90,296	*	Axos Financial, Inc	2,081,323
71,300		Banc of California, Inc	742,946
30,579		Bancfirst Corp	1,177,597
156,341		BancorpSouth Bank	3,422,304
8,554	e	Bank First Corp	438,136
25,413		Bank of Commerce Holdings	195,426
21,825		Bank of Marin Bancorp	719,352
83,340		Bank of NT Butterfield & Son Ltd	1,834,313
7,049		Bank of Princeton	148,029
4,650	e	Bank7 Corp	46,500
22,248		BankFinancial Corp	183,991
10,156		Bankwell Financial Group, Inc	154,879
54,573		Banner Corp	2,097,240
23,689		Bar Harbor Bankshares	435,404
230

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

15,892	*	Baycom Corp	$195,948
22,676		BCB Bancorp, Inc	229,481
72,770		Berkshire Hills Bancorp, Inc	1,240,001
134,849		Boston Private Financial Holdings, Inc	1,024,852
27,210		Bridge Bancorp, Inc	562,975
37,702	*	Bridgewater Bancshares, Inc	381,921
123,282		Brookline Bancorp, Inc	1,258,709
32,360		Bryn Mawr Bank Corp	942,161
18,448		Business First Bancshares, Inc	257,903
38,336		Byline Bancorp, Inc	472,300
5,430		C&F Financial Corp	193,091
200,329		Cadence BanCorp	1,326,178
7,508	e	Cambridge Bancorp	418,796
24,618		Camden National Corp	806,239
8,590	*	Capital Bancorp, Inc	93,287
23,382		Capital City Bank Group, Inc	515,339
207,976		Capitol Federal Financial	2,493,632
21,659		Capstar Financial Holdings, Inc	247,129
36,773		Carolina Financial Corp	1,244,031
38,112		Carter Bank & Trust	361,302
123,480		Cathay General Bancorp	3,447,562
31,218		CBTX, Inc	563,797
189,583		Centerstate Banks of Florida, Inc	3,296,848
43,524		Central Pacific Financial Corp	761,235
17,848		Central Valley Community Bancorp	261,116
4,339		Century Bancorp, Inc	324,080
5,329		Chemung Financial Corp	130,560
21,395		Citizens & Northern Corp	382,543
25,983		City Holding Co	1,756,191
22,628		Civista Bancshares, Inc	346,887
24,424		CNB Financial Corp	433,282
13,853	*	Coastal Financial Corp	181,890
15,442		Codorus Valley Bancorp, Inc	216,960
11,060		Colony Bankcorp Inc	139,356
113,536		Columbia Banking System, Inc	3,064,337
86,490	*	Columbia Financial, Inc	1,224,266
80,411		Community Bank System, Inc	5,024,883
25,274		Community Bankers Trust Corp	141,282
7,210		Community Financial Corp	167,272
24,977		Community Trust Bancorp, Inc	846,720
53,760		ConnectOne Bancorp, Inc	803,174
74,829	*,e	CrossFirst Bankshares, Inc	723,596
44,542	*	Customers Bancorp, Inc	568,356
213,878		CVB Financial Corp	4,445,454
50,504		Dime Community Bancshares	829,781
51,948		Eagle Bancorp, Inc	1,822,336
14,141		Enterprise Bancorp, Inc	341,505
38,397		Enterprise Financial Services Corp	1,180,324
23,528	*	Equity Bancshares, Inc	440,915
10,985	*	Esquire Financial Holdings, Inc	180,374
11,519		ESSA Bancorp, Inc	138,228
153,818		Essent Group Ltd	4,202,308
7,624		Evans Bancorp, Inc	211,718
18,109	e	Farmers & Merchants Bancorp, Inc	434,616
43,915		Farmers National Banc Corp	544,107
28,040	e	FB Financial Corp	626,414

231

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

14,205		Federal Agricultural Mortgage Corp (Class C)	$946,479
4,854	e	Fidelity D&D Bancorp, Inc	187,267
22,763		Financial Institutions, Inc	440,464
48,292		First Bancorp (NC)	1,284,084
339,776		First Bancorp	1,980,894
15,985		First Bancorp, Inc	350,071
27,631		First Bancshares, Inc	550,410
26,438		First Bank	209,389
82,945		First Busey Corp	1,527,847
12,965		First Business Financial Services, Inc	222,739
4,803	e	First Capital Inc	239,430
15,550		First Choice Bancorp	236,671
151,575		First Commonwealth Financial Corp	1,442,994
28,329		First Community Bancshares, Inc	667,715
61,920		First Defiance Financial Corp	1,076,170
155,738		First Financial Bancorp	2,395,250
206,870		First Financial Bankshares, Inc	5,761,329
21,580		First Financial Corp	766,522
10,818		First Financial Northwest, Inc	106,233
62,437		First Foundation, Inc	859,133
6,396	e	First Guaranty Bancshares, Inc	86,410
17,083		First Internet Bancorp	268,203
59,530		First Interstate Bancsystem, Inc	2,012,114
84,866		First Merchants Corp	2,402,556
21,453		First Mid-Illinois Bancshares, Inc	572,795
170,929		First Midwest Bancorp, Inc	2,526,331
11,534		First Northwest Bancorp	134,371
39,429		First of Long Island Corp	622,584
54,654		Flagstar Bancorp, Inc	1,416,085
44,507		Flushing Financial Corp	555,892
25,298		FNCB Bancorp Inc	156,848
22,159		Franklin Financial Network, Inc	525,611
6,225		Franklin Financial Services Corp	179,902
5,911		FS Bancorp, Inc	247,966
252,658		Fulton Financial Corp	2,953,572
18,000	*,e	FVCBankcorp, Inc	207,180
38,393		German American Bancorp, Inc	1,141,424
137,138		Glacier Bancorp, Inc	5,222,215
17,815		Great Southern Bancorp, Inc	758,385
88,550		Great Western Bancorp, Inc	1,664,740
3,193	e	Greene County Bancorp, Inc	67,021
12,174		Guaranty Bancshares, Inc	328,333
136,637		Hancock Whitney Corp	2,857,080
50,631		Hanmi Financial Corp	611,116
47,537	*	HarborOne Northeast Bancorp, Inc	381,247
8,413		Hawthorn Bancshares Inc	153,117
14,539		HBT Financial, Inc	169,379
56,420		Heartland Financial USA, Inc	1,916,587
86,217		Heritage Commerce Corp	765,607
57,711		Heritage Financial Corp	1,157,106
109,341		Hilltop Holdings, Inc	2,110,281
2,051		Hingham Institution for Savings	313,844
11,632		Home Bancorp, Inc	295,453
248,961		Home Bancshares, Inc	3,816,572
34,690		HomeStreet, Inc	886,329
26,549		HomeTrust Bancshares, Inc	408,058
232

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

188,957		Hope Bancorp, Inc	$1,880,122
60,357		Horizon Bancorp	686,863
21,351	*	Howard Bancorp, Inc	238,491
83,027		IBERIABANK Corp	3,442,299
52,491		Independent Bank Corp (MA)	3,826,069
37,008		Independent Bank Corp (MI)	543,648
54,763		Independent Bank Group, Inc	1,659,867
88,384		International Bancshares Corp	2,562,252
13,794		Investar Holding Corp	173,115
362,720		Investors Bancorp, Inc	3,376,923
124,622		Kearny Financial Corp	1,158,985
76,810		Lakeland Bancorp, Inc	859,504
38,893		Lakeland Financial Corp	1,646,341
19,095		LCNB Corp	273,822
6,940		Level One Bancorp, Inc	125,683
41,134		Live Oak Bancshares, Inc	573,819
28,333		Luther Burbank Corp	304,863
38,166		Macatawa Bank Corp	293,115
13,709		Mackinac Financial Corp	141,477
10,592	*	MainStreet Bancshares Inc	159,092
11,941	*	Malvern Bancorp, Inc	157,024
27,094		Mercantile Bank Corp	639,418
12,740		Merchants Bancorp	196,196
75,053		Meridian Bancorp, Inc	884,124
53,459		Meta Financial Group, Inc	984,715
25,039		Metrocity Bankshares, Inc	265,038
11,268	*	Metropolitan Bank Holding Corp	282,714
10,212		Mid Penn Bancorp, Inc	200,155
35,348		Midland States Bancorp, Inc	573,345
20,523		MidWestOne Financial Group, Inc	428,315
7,250	*	MMA Capital Holdings Inc	184,948
126,959	*	Mr Cooper Group, Inc	1,216,267
14,740		MVB Financial Corp	202,380
46,728		National Bank Holdings Corp	1,242,030
10,194		National Bankshares, Inc	305,616
69,325		NBT Bancorp, Inc	2,296,737
14,855	*	Nicolet Bankshares, Inc	817,322
106,511	*	NMI Holdings, Inc	1,440,029
12,348		Northeast Bank	206,829
71,072		Northfield Bancorp, Inc	800,981
10,242		Northrim BanCorp, Inc	240,175
180,716		Northwest Bancshares, Inc	1,917,399
9,088		Norwood Financial Corp	214,704
8,461	e	Oak Valley Bancorp	110,501
90,093		OceanFirst Financial Corp	1,518,067
116,891	*	Ocwen Financial Corp	49,293
83,589		OFG Bancorp	1,051,550
4,776		Ohio Valley Banc Corp	120,355
266,240		Old National Bancorp	3,772,621
50,689		Old Second Bancorp, Inc	417,170
22,725		OP Bancorp	160,439
34,466		Opus Bank	662,437
31,189		Origin Bancorp, Inc	695,203
15,145		Orrstown Financial Services, Inc	233,233
31,274	*	Pacific Mercantile Bancorp	125,409
91,152		Pacific Premier Bancorp, Inc	1,946,095

233

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

21,592		Park National Corp	$1,726,928
14,641		Parke Bancorp, Inc	206,292
19,650	e	PCB Bancorp	184,317
25,015		PCSB Financial Corp	341,455
16,081	*	PDL Community Bancorp	148,106
30,316		Peapack Gladstone Financial Corp	572,063
10,978		Penns Woods Bancorp, Inc	251,396
40,642		PennyMac Financial Services, Inc	1,226,169
5,435		Peoples Bancorp of North Carolina, Inc	94,569
29,347		Peoples Bancorp, Inc	713,426
12,054		Peoples Financial Services Corp	446,119
23,166		People’s Utah Bancorp	497,606
17,353	*,e	Pioneer Bancorp, Inc	183,595
22,911		Preferred Bank	874,055
20,727		Premier Financial Bancorp, Inc	269,451
5,617	*	Professional Holding Corp	82,514
10,384		Provident Bancorp Inc	99,063
8,741		Provident Financial Holdings, Inc	114,070
100,275		Provident Financial Services, Inc	1,438,946
9,485		Prudential Bancorp, Inc	116,666
24,126		QCR Holdings, Inc	742,598
319,977		Radian Group, Inc	4,793,255
23,990		RBB Bancorp	309,951
7,748		Red River Bancshares Inc	296,671
15,911		Reliant Bancorp Inc	231,664
87,758		Renasant Corp	2,301,892
14,312		Republic Bancorp, Inc (Class A)	477,019
73,269	*	Republic First Bancorp, Inc	192,697
20,626	*	Richmond Mutual Bancorporation, Inc	220,286
31,933		Riverview Bancorp, Inc	176,589
59,642		S&T Bancorp, Inc	1,593,038
56,249		Sandy Spring Bancorp, Inc	1,434,350
12,089		SB One Bancorp	222,800
81,023	*	Seacoast Banking Corp of Florida	1,820,587
20,799	*	Select Bancorp, Inc	170,552
75,317		ServisFirst Bancshares, Inc	2,675,260
20,593		Shore Bancshares, Inc	228,582
20,869		Sierra Bancorp	423,641
5,314	*,e	Silvergate Capital Corp	84,493
150,265		Simmons First National Corp (Class A)	2,809,956
18,802		SmartFinancial, Inc	271,877
15,959	e	South Plains Financial Inc	198,370
52,728		South State Corp	3,049,788
10,325	*	Southern First Bancshares, Inc	301,077
11,627		Southern Missouri Bancorp, Inc	275,909
29,911		Southern National Bancorp of Virginia, Inc	301,204
50,498		Southside Bancshares, Inc	1,535,644
21,491	*	Spirit of Texas Bancshares, Inc	246,932
27,866		Sterling Bancorp, Inc	100,596
32,479		Stock Yards Bancorp, Inc	1,073,106
16,315		Summit Financial Group, Inc	288,123
14,617		Territorial Bancorp, Inc	367,325
81,722	*	The Bancorp, Inc	569,602
10,965		Timberland Bancorp, Inc	212,173
22,645		Tompkins Financial Corp	1,528,764
108,270		Towne Bank	2,187,054
234

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

42,957		Trico Bancshares	$1,293,865
39,629	*	Tristate Capital Holdings, Inc	563,524
35,797	*	Triumph Bancorp, Inc	991,935
155,411		Trustco Bank Corp NY	979,089
103,346		Trustmark Corp	2,750,037
70,784		UMB Financial Corp	3,598,659
4,553	e	Union Bankshares, Inc	109,409
153,903		United Bankshares, Inc	4,610,934
124,544		United Community Banks, Inc	2,633,483
15,327		United Security Bancshares	102,078
8,990		Unity Bancorp, Inc	129,096
45,446		Univest Financial Corp	804,394
611,413		Valley National Bancorp	5,111,413
79,281		Veritex Holdings, Inc	1,392,174
44,802		Walker & Dunlop, Inc	1,721,741
122,137		Washington Federal, Inc	3,265,943
24,034		Washington Trust Bancorp, Inc	841,430
38,677		Waterstone Financial, Inc	561,590
104,847		WesBanco, Inc	2,587,624
27,797		West Bancorporation, Inc	517,024
41,053		Westamerica Bancorporation	2,586,339
40,969		Western New England Bancorp, Inc	246,224
80,027		WSFS Financial Corp	2,335,188
		TOTAL BANKS	272,738,345

CAPITAL GOODS - 9.6%
65,841		Aaon, Inc	3,136,665
52,196		AAR Corp	1,021,998
68,253		Advanced Drainage Systems, Inc	2,766,977
46,804	*	Aegion Corp	751,204
115,589	*	Aerojet Rocketdyne Holdings, Inc	4,755,331
34,494	*	Aerovironment, Inc	2,078,608
15,322		Alamo Group, Inc	1,508,298
48,170		Albany International Corp (Class A)	2,463,414
11,164		Allied Motion Technologies, Inc	321,746
100,899		Altra Industrial Motion Corp	2,816,091
34,890	*	Ameresco, Inc	630,113
31,070	*,e	American Superconductor Corp	178,652
26,975	*	American Woodmark Corp	1,386,785
41,434		Apogee Enterprises, Inc	846,911
60,564		Applied Industrial Technologies, Inc	3,172,948
77,018		Arcosa, Inc	2,870,461
24,501		Argan, Inc	919,768
31,669	*	Armstrong Flooring, Inc	66,505
36,327		Astec Industries, Inc	1,457,076
38,789	*	Astronics Corp	348,325
74,067	*	Atkore International Group, Inc	1,802,791
92,857	*	Axon Enterprise, Inc	6,751,632
40,190		AZZ, Inc	1,261,564
73,703		Barnes Group, Inc	2,828,721
85,571	*	Beacon Roofing Supply, Inc	1,882,562
88,378	*,e	Bloom Energy Corp	677,859
25,623	*	Blue Bird Corp	314,394
104,263	*	BMC Stock Holdings, Inc	2,215,589
60,635	e	Briggs & Stratton Corp	137,641
235

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

183,188	*	Builders FirstSource, Inc	$3,361,500
36,566		Caesarstone Sdot-Yam Ltd	358,712
25,696	*	CAI International, Inc	423,727
57,686	*	Chart Industries, Inc	2,060,544
31,248	*	CIRCOR International, Inc	466,533
36,720		Columbus McKinnon Corp	994,378
57,274		Comfort Systems USA, Inc	1,907,224
49,713	*	Commercial Vehicle Group, Inc	120,305
39,950	*,e	Concrete Pumping Holdings Inc	113,458
32,754	*,e	Construction Partners Inc	600,381
81,658	*	Cornerstone Building Brands, Inc	435,237
23,702		CSW Industrials, Inc	1,570,020
49,692	e	Cubic Corp	1,898,731
36,025		Douglas Dynamics, Inc	1,331,484
17,193	*	Ducommun, Inc	485,530
25,440	*	DXP Enterprises, Inc	379,565
48,602	*,e	Dycom Industries, Inc	1,584,425
6,567		Eastern Co	118,206
88,174		EMCOR Group, Inc	5,601,694
32,504		Encore Wire Corp	1,488,033
66,324	*,e	Energous Corp	147,903
59,962	*,e	Energy Recovery, Inc	488,091
85,449		Enerpac Tool Group Corp	1,457,760
67,925		EnerSys	3,966,141
33,728		EnPro Industries, Inc	1,529,565
39,938		ESCO Technologies, Inc	3,047,269
6,720	*,e	EVI Industries, Inc	122,774
119,330	*	Evoqua Water Technologies Corp	1,915,247
94,070		Federal Signal Corp	2,533,305
32,399	*	Foundation Building Materials, Inc	379,068
72,771		Franklin Electric Co, Inc	3,696,767
55,077	e	GATX Corp	3,266,066
9,606	*	Gencor Industries, Inc	116,425
97,129	*	Generac Holdings, Inc	9,464,250
16,974	*	General Finance Corp	98,958
51,558	*	Gibraltar Industries, Inc	2,387,135
62,728	*	GMS, Inc	1,152,941
27,897		Gorman-Rupp Co	822,962
15,454		Graham Corp	202,447
73,578	e	Granite Construction, Inc	1,209,622
98,525	*	Great Lakes Dredge & Dock Corp	870,961
49,605	e	Greenbrier Cos, Inc	842,293
56,848		Griffon Corp	932,876
50,102		H&E Equipment Services, Inc	814,659
124,075	*	Harsco Corp	1,238,269
47,376		Helios Technologies, Inc	1,685,164
38,148	*	Herc Holdings, Inc	1,076,918
116,730		Hillenbrand, Inc	2,445,494
9,801		Hurco Cos, Inc	320,395
15,780		Hyster-Yale Materials Handling, Inc	616,051
15,169	*	IES Holdings, Inc	299,588
29,771		Insteel Industries, Inc	523,076
108,570	*	JELD-WEN Holding, Inc	1,378,839
49,402		John Bean Technologies Corp	3,791,109
17,703		Kadant, Inc	1,488,645
43,320		Kaman Corp	1,679,083
236

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

129,047		Kennametal, Inc	$3,304,894
145,998	*	Kratos Defense & Security Solutions, Inc	2,192,890
7,652	*	Lawson Products, Inc	257,184
14,955	*	LB Foster Co (Class A)	215,202
16,899		Lindsay Corp	1,520,910
43,089		Luxfer Holdings plc	584,718
29,695	*	Lydall, Inc	332,584
55,657	*	Manitowoc Co, Inc	513,158
38,433	*	Masonite International Corp	2,270,622
94,681	*,e	Mastec, Inc	3,399,048
94,530	e	Maxar Technologies, Inc	1,192,023
86,435	*	Mercury Systems, Inc	7,706,545
111,988	*	Meritor, Inc	2,295,754
17,459		Miller Industries, Inc	530,404
48,886		Moog, Inc (Class A)	2,418,879
121,632	*,e	MRC Global, Inc	651,948
88,327		Mueller Industries, Inc	2,287,669
247,680		Mueller Water Products, Inc (Class A)	2,350,483
25,498	*	MYR Group, Inc	764,940
7,617		National Presto Industries, Inc	619,338
78,550	*	Navistar International Corp	1,867,134
65,754	e	NN, Inc	226,851
14,086	*	Northwest Pipe Co	342,572
176,053	*	NOW, Inc	1,086,247
16,719	*	NV5 Global Inc	781,613
5,274	e	Omega Flex, Inc	475,187
29,390		Park Aerospace Corp	391,181
30,133	*	Parsons Corp	1,126,974
36,080		Patrick Industries, Inc	1,487,218
92,447	*	PGT, Inc	955,902
470,150	*,e	Plug Power, Inc	1,967,578
15,492		Powell Industries, Inc	393,032
5,197		Preformed Line Products Co	258,187
70,684		Primoris Services Corp	1,103,377
42,457	*	Proto Labs, Inc	4,313,207
49,507		Quanex Building Products Corp	617,352
57,336		Raven Industries, Inc	1,276,873
38,801	*	RBC Bearings, Inc	4,915,311
39,548	e	REV Group, Inc	210,395
167,835		Rexnord Corp	4,576,860
42,928		Rush Enterprises, Inc (Class A)	1,609,800
8,409		Rush Enterprises, Inc (Class B)	296,922
70,426		Simpson Manufacturing Co, Inc	5,077,715
65,221	*	SiteOne Landscape Supply, Inc	5,780,537
68,236	*	SPX Corp	2,601,839
65,937	*	SPX FLOW, Inc	2,147,568
19,339		Standex International Corp	963,856
42,425	*	Sterling Construction Co, Inc	419,159
184,128	*	Sunrun, Inc	2,583,316
19,807		Systemax, Inc	393,367
29,144		Tennant Co	1,724,450
99,747		Terex Corp	1,515,157
83,187	*,e	Textainer Group Holdings Ltd	730,382
50,899	*	Thermon Group Holdings	777,737
80,213		Titan International, Inc	113,100
31,094	*	Titan Machinery, Inc	292,284
237

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

46,165	*	TPI Composites, Inc	$809,272
10,107	*	Transcat Inc	283,906
93,448	*,e	Trex Co, Inc	8,898,119
71,413	*	Trimas Corp	1,702,486
85,429		Triton International Ltd	2,646,590
81,249		Triumph Group, Inc	571,993
69,108	*	Tutor Perini Corp	483,756
15,363	*	Twin Disc, Inc	92,332
95,068		Universal Forest Products, Inc	3,909,196
18,165	*	Vectrus, Inc	944,762
21,830	*	Veritiv Corp	204,547
27,989	*	Vicor Corp	1,488,175
75,286	*,e	Vivint Solar, Inc	477,313
89,914		Wabash National Corp	737,295
43,744		Watts Water Technologies, Inc (Class A)	3,604,506
209,401	*	Welbilt, Inc	1,032,347
5,431	*	Willis Lease Finance Corp	108,674
82,077	*	Willscot Corp	956,197
		TOTAL CAPITAL GOODS	254,439,331

COMMERCIAL & PROFESSIONAL SERVICES - 3.9%
105,226		ABM Industries, Inc	3,629,245
83,311	*	Acacia Research (Acacia Technologies)	210,777
159,541		ACCO Brands Corp	1,180,603
114,657	*	Advanced Disposal Services, Inc	3,697,688
81,905	*	ASGN Inc	3,804,487
11,667		Barrett Business Services, Inc	570,750
14,801		BG Staffing, Inc	179,832
77,128		Brady Corp (Class A)	3,358,153
52,826	*,e	BrightView Holdings, Inc	677,229
78,544	e	Brink’s Co	4,015,169
72,213	*	Casella Waste Systems, Inc (Class A)	3,349,239
10,872	*,e	Casper Sleep, Inc	75,560
79,695	*	CBIZ, Inc	1,892,756
45,390	*	Ceco Environmental Corp	246,014
29,500	*	Cimpress plc	2,147,305
1,670		Compx International, Inc	23,013
188,919		Covanta Holding Corp	1,469,790
13,208		CRA International, Inc	556,453
66,317		Deluxe Corp	1,868,150
41,047	*,e	Emerald Holding, Inc	93,587
41,579		Ennis, Inc	773,785
81,623		Exponent, Inc	5,740,546
17,056	*	Forrester Research, Inc	533,853
16,520	*	Franklin Covey Co	342,790
59,295	*	FTI Consulting, Inc	7,551,811
20,419	*	GP Strategies Corp	162,535
117,203	e	Healthcare Services Group	2,987,505
29,336		Heidrick & Struggles International, Inc	658,300
23,484	*	Heritage-Crystal Clean, Inc	430,931
92,506		Herman Miller, Inc	2,085,085
66,454		HNI Corp	1,617,490
36,036	*	Huron Consulting Group, Inc	2,019,457
28,785		ICF International, Inc	2,116,849
76,117	*	Innerworkings, Inc	134,727
58,453		Insperity, Inc	2,788,793
238

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

89,266		Interface, Inc	$824,818
54,986		Kelly Services, Inc (Class A)	849,534
31,778		Kforce, Inc	951,751
53,929		Kimball International, Inc (Class B)	661,709
76,811		Knoll, Inc	895,616
87,413		Korn/Ferry International	2,520,117
48,594		Matthews International Corp (Class A)	1,163,340
39,172		McGrath RentCorp	2,136,833
30,646	*	Mistras Group, Inc	145,569
70,026		Mobile Mini, Inc	2,000,643
55,718	e	MSA Safety, Inc	6,269,947
9,268		NL Industries, Inc	31,048
293,694		Pitney Bowes, Inc	1,036,740
122,792	*,e	Precigen, Inc	442,051
54,428	e	Quad Graphics, Inc	202,472
47,724		Resources Connection, Inc	519,237
114,081		RR Donnelley & Sons Co	195,079
37,322	*	SP Plus Corp	787,121
140,673		Steelcase, Inc (Class A)	1,540,369
46,195	*	Team, Inc	285,023
86,928		Tetra Tech, Inc	6,543,940
69,244	*	TriNet Group, Inc	3,390,879
60,174	*	TrueBlue, Inc	934,502
23,785		Unifirst Corp	3,999,448
37,664	e	US Ecology, Inc	1,234,626
31,451		Viad Corp	753,880
13,806		VSE Corp	265,351
15,639	*,e	Willdan Group, Inc	396,605
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	103,968,505

CONSUMER DURABLES & APPAREL - 2.9%
56,580	e	Acushnet Holdings Corp	1,550,292
83,006	*	American Outdoor Brands Corp	785,652
12,138		Bassett Furniture Industries, Inc	83,024
45,377	*	Beazer Homes USA, Inc	319,454
150,791		Callaway Golf Co	2,159,327
13,702	*	Cavco Industries, Inc	2,119,425
43,960	*	Century Communities, Inc	941,623
39,749		Clarus Corp	424,519
110,762	*	CROCS, Inc	2,685,978
17,842		Culp, Inc	126,857
44,383	*	Deckers Outdoor Corp	6,602,415
9,151	*	Delta Apparel, Inc	117,865
12,451		Escalade, Inc	106,456
37,258		Ethan Allen Interiors, Inc	421,388
14,191		Flexsteel Industries, Inc	136,234
76,432	*,e	Fossil Group, Inc	302,671
69,925	*,e	G-III Apparel Group Ltd	792,250
197,229	*,e	GoPro, Inc	694,246
36,641	*	Green Brick Partners, Inc	326,471
10,698		Hamilton Beach Brands Holding Co	141,107
39,611	*	Helen of Troy Ltd	6,507,295
19,698		Hooker Furniture Corp	295,273
36,626	*	Installed Building Products, Inc	1,806,028
44,585	*,e	iRobot Corp	2,717,902
8,902		Johnson Outdoors, Inc	608,541

239

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

136,336		KB Home	$3,577,457
72,278	e	Kontoor Brands, Inc	1,402,916
70,046		La-Z-Boy, Inc	1,642,579
7,440	*,e	Legacy Housing Corp	72,763
31,692	*	LGI Homes, Inc	1,919,901
20,611		Lifetime Brands, Inc	117,483
14,853	*,e	Lovesac Co	177,196
41,905	*	M/I Homes, Inc	1,066,901
32,079	*	Malibu Boats, Inc	1,102,876
14,127		Marine Products Corp	137,314
28,055	*	MasterCraft Boat Holdings, Inc	293,175
79,600		MDC Holdings, Inc	2,328,300
56,977	*	Meritage Homes Corp	2,994,711
23,252		Movado Group, Inc	239,728
4,367		Nacco Industries, Inc (Class A)	153,500
26,193	e	Oxford Industries, Inc	1,098,011
14,768	*	Purple Innovation, Inc	148,566
11,498		Rocky Brands, Inc	246,632
80,132	*	Skyline Champion Corp	1,579,402
126,450	*	Sonos, Inc	1,292,319
133,664		Steven Madden Ltd	3,350,956
26,482		Sturm Ruger & Co, Inc	1,408,842
15,461		Superior Uniform Group, Inc	134,820
208,250	*	Taylor Morrison Home Corp	3,030,037
53,579	*	TopBuild Corp	4,993,027
217,737	*	TRI Pointe Homes, Inc	2,499,621
77,996		Tupperware Brands Corp	251,147
23,912	*	Unifi, Inc	247,489
21,188	*	Universal Electronics, Inc	874,641
33,254	*	Vera Bradley, Inc	183,230
4,582	*	Vince Holding Corp	27,355
90,916	*	Vista Outdoor, Inc	920,070
125,298		Wolverine World Wide, Inc	2,567,356
88,738	*	YETI Holdings, Inc	2,450,056
43,719	*,e	ZAGG, Inc	144,273
		TOTAL CONSUMER DURABLES & APPAREL	77,446,943

CONSUMER SERVICES - 3.1%
82,542	*	Adtalem Global Education, Inc	2,622,359
23,609	*	American Public Education, Inc	608,404
103,108		BBX Capital Corp	218,589
1,723	*	Biglari Holdings, Inc (B Shares)	120,593
30,177		BJ’s Restaurants, Inc	659,669
138,298		Bloomin’ Brands, Inc	1,666,491
12,062	e	Bluegreen Vacations Corp	65,738
128,272		Boyd Gaming Corp	2,140,860
58,428	e	Brinker International, Inc	1,360,204
25,532		Carriage Services, Inc	383,491
53,205	*,e	Carrols Restaurant Group, Inc	194,198
42,809	*	Century Casinos, Inc	194,139
65,434	e	Cheesecake Factory	1,458,524
186,996	*	Chegg, Inc	7,994,079
55,812		Churchill Downs, Inc	5,593,479
25,593	*	Chuy’s Holdings, Inc	428,939
15,899		Collectors Universe	349,301
38,407	e	Cracker Barrel Old Country Store, Inc	3,740,842
240

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

48,596	e	Dave & Buster’s Entertainment, Inc	$711,445
45,597	*,e	Del Taco Restaurants, Inc	268,110
91,360	*	Denny’s Corp	1,029,627
25,022		Dine Brands Global Inc.	1,110,727
90,362	*	Drive Shack, Inc	119,278
29,831	*	El Pollo Loco Holdings, Inc	364,833
104,765	*,e	Eldorado Resorts, Inc	2,246,162
40,041	*	Fiesta Restaurant Group, Inc	291,298
27,659	*	Golden Entertainment, Inc	261,101
177,912	*	Houghton Mifflin Harcourt Co	284,659
13,185	*,e	Inspired Entertainment, Inc	33,885
23,634	*	J Alexander’s Holdings, Inc	125,024
36,476	e	Jack in the Box, Inc	2,199,503
61,253	*	K12, Inc	1,391,056
5,261	*,e	Kura Sushi USA, Inc	88,543
177,702	*	Laureate Education, Inc	1,682,838
35,052	*	Lindblad Expeditions Holdings, Inc	234,147
65,920		Marriott Vacations Worldwide Corp	5,471,360
18,061	*	Monarch Casino & Resort, Inc	602,154
4,525		Nathan’s Famous, Inc	254,622
42,388	*,e	Noodles & Co	264,925
72,790	e	OneSpaWorld Holdings Ltd	473,863
35,114	e	Papa John’s International, Inc	2,525,399
175,898	*,e	Penn National Gaming, Inc	3,134,502
108,031	*	Perdoceo Education Corp	1,404,403
39,315	*	PlayAGS, Inc	172,593
33,767	*	Potbelly Corp	116,496
16,089	e	RCI Hospitality Holdings, Inc	201,595
42,335	*,e	Red Lion Hotels Corp	68,159
22,207	*,e	Red Robin Gourmet Burgers, Inc	324,888
111,502		Red Rock Resorts, Inc	1,222,062
36,810	*,e	Regis Corp	457,180
44,698	e	Ruth’s Hospitality Group Inc	503,076
89,044	*	Scientific Games Corp (Class A)	1,122,845
76,050	*	SeaWorld Entertainment, Inc	1,117,174
31,595	*	Select Interior Concepts Inc	101,104
46,895	*	Shake Shack, Inc	2,556,246
34,004	e	Strategic Education, Inc	5,416,837
48,787	*,e	Target Hospitality Corp	98,550
103,621		Texas Roadhouse, Inc (Class A)	4,879,513
27,486	e	Twin River Worldwide Holdings Inc	433,729
46,297		Wingstop, Inc	5,429,249
76,089	*	WW International Inc	1,941,030
		TOTAL CONSUMER SERVICES	82,535,689

DIVERSIFIED FINANCIALS - 4.7%
56,921		AG Mortgage Investment Trust	181,578
4,667	e	Alerus Financial Corp	79,339
164,465		Anworth Mortgage Asset Corp	282,880
247,662		Apollo Commercial Real Estate Finance, Inc	2,018,445
43,503		Ares Commercial Real Estate Corp	337,148
114,679		Ares Management Corp	3,847,480
63,039		Arlington Asset Investment Corp (Class A)	178,400
93,240		ARMOUR Residential REIT, Inc	824,242
80,199		Artisan Partners Asset Management, Inc	2,361,059
21,259	*,e	Assetmark Financial Holdings, Inc	510,003
241

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

3,336	e	Associated Capital Group, Inc	$127,669
33,565		B. Riley Financial, Inc	667,608
49,099		Banco Latinoamericano de Exportaciones S.A. (Class E)	560,711
199,509		Blackstone Mortgage Trust, Inc	4,694,447
79,205	*	Blucora, Inc	1,114,414
109,797		Brightsphere Investment Group, Inc	813,596
17,377	*,†	Calamos Asset Management, Inc	0
116,337	*	Cannae Holdings, Inc	3,670,432
144,647		Capstead Mortgage Corp	750,718
28,587		Cherry Hill Mortgage Investment Corp	198,965
35,985		Cohen & Steers, Inc	2,077,774
130,875		Colony Credit Real Estate, Inc	629,509
44,627	*	Cowen Group, Inc	488,666
27,634	*,e	Curo Group Holdings Corp	257,549
5,031		Diamond Hill Investment Group, Inc	551,196
46,023	*	Donnelley Financial Solutions, Inc	335,047
34,804		Dynex Capital, Inc	498,045
49,825	*	Elevate Credit, Inc	93,173
63,213	e	Ellington Financial Inc	656,783
50,606	*,e	Encore Capital Group, Inc	1,314,744
53,002	*	Enova International, Inc	850,152
80,384	*,e	Ezcorp, Inc (Class A)	450,150
154,137		Federated Investors, Inc (Class B)	3,509,699
229,155	e	FGL Holdings	2,378,629
65,032		FirstCash, Inc	4,671,899
50,856	*,e	Focus Financial Partners, Inc	1,213,424
30,477	e	Gain Capital Holdings, Inc	199,320
8,193		GAMCO Investors, Inc (Class A)	106,017
85,458		Granite Point Mortgage Trust, Inc	425,581
25,320		Great Ajax Corp	220,284
76,976	*	Green Dot Corp	2,347,768
26,235		Greenhill & Co, Inc	279,927
6,768	*,e	GWG Holdings Inc	58,069
35,103		Hamilton Lane, Inc	2,276,430
66,904		Houlihan Lokey, Inc	3,972,760
24,954	*	INTL FCStone, Inc	997,162
255,633		Invesco Mortgage Capital, Inc	777,124
321,961	e	iShares Russell 2000 ETF	41,954,738
42,685		KKR Real Estate Finance Trust, Inc	673,569
162,499		Ladder Capital Corp	1,291,867
106,759	*,e	LendingClub Corp	818,842
14,409		Marlin Business Services Corp	153,312
30,544	*,e	Medallion Financial Corp	87,967
74,975		Moelis & Co	2,239,503
27,710		Nelnet, Inc (Class A)	1,334,236
598,365		New York Mortgage Trust, Inc	1,304,436
35,784	*,†	NewStar Financial, Inc	8,640
112,017	*	On Deck Capital, Inc	135,541
11,561	*	Oportun Financial Corp	86,476
17,010		Oppenheimer Holdings, Inc	350,066
98,542		Orchid Island Capital, Inc	388,255
156,310		PennyMac Mortgage Investment Trust	1,625,624
27,062	*	Pico Holdings, Inc	231,651
21,201		Piper Jaffray Cos	1,142,946
36,436		PJT Partners, Inc	1,772,247
70,867	*	PRA Group, Inc	1,965,851
242

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

31,033		Pzena Investment Management, Inc (Class A)	$152,682
57,784		Ready Capital Corp	385,419
176,242		Redwood Trust, Inc	722,592
14,569	*	Regional Management Corp	232,230
31,121		Safeguard Scientifics, Inc	220,648
30,416		Sculptor Capital Management, Inc	445,899
9,050	*,e	Siebert Financial Corp	51,585
8,405		Silvercrest Asset Management Group, Inc	85,563
106,042		Stifel Financial Corp	4,695,540
82,156		TPG RE Finance Trust, Inc	631,780
1,276		Value Line, Inc	39,530
12,186	*	Velocity Financial, Inc	46,185
10,066		Virtus Investment Partners, Inc	818,064
107,140		Waddell & Reed Financial, Inc (Class A)	1,558,887
84,625		Western Asset Mortgage Capital Corp	258,106
13,237		Westwood Holdings Group, Inc	304,848
215,119		WisdomTree Investments, Inc	696,986
8,602	*,e	World Acceptance Corp	583,646
		TOTAL DIVERSIFIED FINANCIALS	124,351,972

ENERGY - 2.1%
244,708	*,e	Abraxas Petroleum Corp	77,010
74,423	*,e	Altus Midstream Co	56,561
30,767		Amplify Energy Corp	40,612
23,766	e	Arch Coal, Inc	693,730
207,050		Archrock, Inc	995,911
54,093		Ardmore Shipping Corp	355,932
102,052		Berry Petroleum Co LLC	350,038
33,899	*	Bonanza Creek Energy, Inc	591,877
44,354		Brigham Minerals, Inc	571,723
74,999		Cactus, Inc	1,333,482
614,196	*,e	Callon Petroleum Co	577,160
61,905	*,e	Chaparral Energy Inc	30,309
217,570	*	Clean Energy Fuels Corp	468,863
305,641	*,e	CNX Resources Corp	3,239,795
36,181	*	Comstock Resources Inc	277,146
40,972	*	CONSOL Energy, Inc	310,977
29,547	*	Contura Energy Inc	112,870
94,509	*,e	Covia Holdings Corp	61,431
45,388		CVR Energy, Inc	1,082,504
117,382	e	Delek US Holdings, Inc	2,740,870
810,352	*,e	Denbury Resources, Inc	288,080
174,360		DHT Holdings, Inc	1,265,854
45,766	*,e	Diamond S Shipping Inc	567,956
23,217	e	DMC Global, Inc	599,231
42,831	*	Dorian LPG Ltd	406,466
59,241	*	Dril-Quip, Inc	1,962,654
33,623	*,e	Earthstone Energy, Inc	77,669
139,519	*,e	Energy Fuels, Inc	248,344
32,657	*	Era Group, Inc	167,204
40,260		Evolution Petroleum Corp	119,572
48,747	*	Exterran Corp	331,480
147,875	*,e	Extraction Oil & Gas, Inc	78,315
58,112		Falcon Minerals Corp	142,084
141,872	*,e	Forum Energy Technologies, Inc	61,005
243

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

174,875	*	Frank’s International NV	$424,946
62,599	e	GasLog Ltd	289,207
19,584	*	Geospace Technologies Corp	121,617
148,544	e	Golar LNG Ltd	1,053,177
10,568	*,e	Goodrich Petroleum Corp	89,934
58,738	e	Green Plains Inc	344,792
244,979	*,e	Gulfport Energy Corp	625,921
33,512		Hallador Energy Co	25,526
225,838	*	Helix Energy Solutions Group, Inc	573,629
198,949	*	HighPoint Resources Corp	65,971
41,945		International Seaways, Inc	1,015,069
305,140	*	Laredo Petroleum Holdings, Inc	332,603
82,563	e	Liberty Oilfield Services, Inc	389,697
157,575	*,e	Magnolia Oil & Gas Corp	1,019,510
174,879	*	Matador Resources Co	1,231,148
43,973	*	Matrix Service Co	459,078
31,688	*,e	Montage Resources Corp	216,429
11,092	e	Nabors Industries Ltd	163,392
37,485	*,e	National Energy Services Reunited Corp	191,548
20,410	*	Natural Gas Services Group, Inc	129,604
12,987	*,e	NCS Multistage Holdings, Inc	8,701
152,695	*	Newpark Resources, Inc	233,623
9,330	*	NextDecade Corp	15,581
257,739	*	NexTier Oilfield Solutions, Inc	597,954
24,363	*,e	Nine Energy Service, Inc	35,326
463,281	*,e	Noble Corp plc	119,526
219,596	e	Nordic American Tankers Ltd	1,321,968
464,998	*,e	Northern Oil And Gas, Inc	389,296
490,355	*,e	Oasis Petroleum, Inc	345,161
156,800	*	Oceaneering International, Inc	805,952
95,405	*	Oil States International, Inc	328,193
125,379	*	Overseas Shipholding Group, Inc	313,448
24,068		Panhandle Oil and Gas, Inc (Class A)	104,214
55,477	*	Par Pacific Holdings, Inc	539,236
160,617	*	PDC Energy, Inc	2,086,415
108,607	e	Peabody Energy Corp	368,178
23,644	*,e	Penn Virginia Corp	148,721
768	*	PrimeEnergy Corp	47,985
130,990	*	ProPetro Holding Corp	555,398
371,547		QEP Resources Inc	366,345
57,873	*	Renewable Energy Group, Inc	1,435,829
8,964	*	Rex American Resources Corp	533,179
91,109	*,e	Ring Energy, Inc	82,117
23,757	*,e	Rosehill Resources, Inc	10,833
85,718	e	RPC, Inc	292,298
49,886	*	SandRidge Energy, Inc	99,273
70,171	e	Scorpio Tankers, Inc	1,536,043
26,978	*	SEACOR Holdings, Inc	762,398
28,281	*	SEACOR Marine Holdings, Inc	88,520
98,442	*	Select Energy Services, Inc	472,522
127,929		SFL Corp Ltd	1,444,318
8,404	*,e	SilverBow Resources, Inc	45,466
236,559		SM Energy Co	958,064
33,590	*,e	Smart Sand, Inc	27,880
47,476	e	Solaris Oilfield Infrastructure, Inc	324,736
857,261	*	Southwestern Energy Co	2,768,953
244

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

30,883	*,e	Talos Energy, Inc	$351,757
120,508	*,e	Teekay Corp	448,290
39,654	*	Teekay Tankers Ltd	805,373
149,981	*,e	Tellurian, Inc	212,973
61,550	*,e	Tidewater, Inc	354,528
270,509	*,e	Uranium Energy Corp	297,560
114,007	e	US Silica Holdings, Inc	218,893
29,571	*	US Well Services Inc	13,653
151,370	*,e	W&T Offshore, Inc	419,295
101,614		World Fuel Services Corp	2,540,350
		TOTAL ENERGY	54,323,835

FOOD & STAPLES RETAILING - 0.6%
49,275		Andersons, Inc	836,197
38,192	*,e	Chefs’ Warehouse Holdings, Inc	537,743
34,667	*,e	HF Foods Group Inc	281,843
21,713	e	Ingles Markets, Inc (Class A)	886,542
15,774		Natural Grocers by Vitamin C	177,773
203,037	*	Performance Food Group Co	5,959,136
35,387		Pricesmart, Inc	2,248,490
87,058	*,e	Rite Aid Corp	1,247,541
60,449		SpartanNash Co	1,036,700
85,023	*	United Natural Foods, Inc	904,645
12,873		Village Super Market (Class A)	309,338
14,996	e	Weis Markets, Inc	750,250
		TOTAL FOOD & STAPLES RETAILING	15,176,198

FOOD, BEVERAGE & TOBACCO - 1.9%
175,658	*,e	22nd Century Group, Inc	165,154
6,265		Alico, Inc	183,627
100,382	e	B&G Foods, Inc (Class A)	1,949,418
13,297	*	Boston Beer Co, Inc (Class A)	6,203,183
2,556	*	Bridgford Foods Corp	46,570
25,398		Calavo Growers, Inc	1,473,084
49,356	*	Cal-Maine Foods, Inc	2,048,768
47,762	*,e	Celsius Holdings, Inc	239,765
7,426		Coca-Cola Consolidated Inc	1,748,600
19,135	*	Craft Brewers Alliance, Inc	288,938
260,615	*	Darling International, Inc	5,366,063
16,534	*	Farmer Bros Co	152,774
48,248		Fresh Del Monte Produce, Inc	1,375,550
54,771	*	Freshpet, Inc	4,130,281
191,651	*	Hostess Brands, Inc	2,303,645
23,863		J&J Snack Foods Corp	3,031,317
14,136		John B. Sanfilippo & Son, Inc	1,160,990
30,279		Lancaster Colony Corp	4,076,462
40,070	*	Landec Corp	446,781
25,431		Limoneira Co	339,504
20,132	e	MGP Ingredients, Inc	759,580
19,526	*,e	National Beverage Corp	980,791
138,626	*,e	New Age Beverages Corp	195,463
31,378		Sanderson Farms, Inc	4,271,801
11,015	*	Seneca Foods Corp	396,320
133,001	*	Simply Good Foods Co	2,507,069
26,800	e	Tootsie Roll Industries, Inc	941,484
13,030	e	Turning Point Brands, Inc	303,599
245

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

38,269		Universal Corp	$1,851,072
175,233	e	Vector Group Ltd	1,874,993
		TOTAL FOOD, BEVERAGE & TOBACCO	50,812,646

HEALTH CARE EQUIPMENT & SERVICES - 8.7%
30,547	*	1Life Healthcare, Inc	753,594
159,264	*	Accuray, Inc	355,955
19,599	*	Addus HomeCare Corp	1,587,911
254,732	*	Allscripts Healthcare Solutions, Inc	1,655,758
61,624	*	Alphatec Holdings Inc	279,157
49,836	*	Amedisys, Inc	9,177,798
30,348	*	American Renal Associates Holdings, Inc	227,003
72,619	*	AMN Healthcare Services, Inc	3,411,641
60,515	*	Angiodynamics, Inc	631,171
250,753	*	Antares Pharma, Inc	812,440
14,676	*,e	Apollo Medical Holdings, Inc	228,065
51,139	*	Apyx Medical Corp	173,873
60,232	*	AtriCure, Inc	2,597,204
2,278		Atrion Corp	1,439,309
32,121	*	Avalon GloboCare Corp	59,103
76,248	*	Avanos Medical, Inc	2,367,500
53,438	*,e	AxoGen, Inc	521,020
29,309	*,e	Axonics Modulation Technologies, Inc	944,043
9,868	*,e	BioLife Solutions Inc	107,857
23,247	*,e	BioSig Technologies Inc	180,397
51,987	*	BioTelemetry, Inc	2,428,313
289,821	*	Brookdale Senior Living, Inc	1,046,254
55,220	*	Cardiovascular Systems, Inc	2,319,240
149,336	*	Castlight Health, Inc	109,463
15,010	*,e	Catasys Inc	456,904
248,071	*	Cerus Corp	1,525,637
113,135	*,e	Community Health Systems, Inc	342,799
22,332		Computer Programs & Systems, Inc	536,638
94,450	*,e	ConforMIS, Inc	72,604
43,095		Conmed Corp	3,185,151
14,797	*	Corvel Corp	779,654
56,469	*	Cross Country Healthcare, Inc	355,190
58,712	*,e	CryoLife, Inc	1,311,039
48,562	*,e	CryoPort, Inc	914,908
21,998	*	Cutera, Inc	295,873
51,805	*,e	CytoSorbents Corp	443,451
20,440	*,e	ElectroCore LLC	19,624
79,928		Ensign Group, Inc	2,990,106
68,286	*	Enzo Biochem, Inc	206,224
120,824	*,e	Evolent Health, Inc	871,141
5,290	*	Exagen, Inc	82,524
145,787	*	Genesis Health Care, Inc	126,835
90,683	*	GenMark Diagnostics, Inc	1,134,444
62,094	*	Glaukos Corp	2,278,229
121,440	*	Globus Medical, Inc	5,763,542
79,615	*	Haemonetics Corp	9,058,595
57,838	*	Hanger Inc	1,061,906
29,980	*,e	Health Catalyst, Inc	799,567
109,207	*	HealthEquity, Inc	6,145,078
39,664	*	HealthStream, Inc	905,331
10,667	*	Heska Corp	755,224
246

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

138,869	*	HMS Holdings Corp	$3,982,069
29,740	*	Inogen, Inc	1,487,000
114,523	*	Inovalon Holdings, Inc	2,004,152
22,170	*	Inspire Medical Systems, Inc	1,588,702
51,309	*	Integer Holding Corp	3,820,468
13,673	*	IntriCon Corp	180,484
60,371	e	Invacare Corp	453,990
7,027	*,e	iRadimed Corp	152,907
41,681	*	iRhythm Technologies, Inc	4,403,181
19,316	*	Joint Corp	233,724
61,773	*	Lantheus Holdings, Inc	806,138
25,161		LeMaitre Vascular, Inc	716,837
47,572	*,e	LHC Group, Inc	6,183,884
76,650	*	LivaNova plc	4,071,648
81,166	*	Livongo Health, Inc	3,247,452
35,569	*	Magellan Health Services, Inc	2,160,105
65,618	*	Meridian Bioscience, Inc	787,416
84,360	*	Merit Medical Systems, Inc	3,443,575
6,289		Mesa Laboratories, Inc	1,496,782
16,023	*	Misonix Inc	201,730
20,169		National Healthcare Corp	1,378,954
19,130		National Research Corp	986,917
53,349	*	Natus Medical, Inc	1,333,191
82,048	*	Neogen Corp	5,135,384
19,273	*,e	Neuronetics, Inc	48,182
47,778	*,e	Nevro Corp	5,620,604
87,625	*	NextGen Healthcare, Inc	924,444
137,903	*	Novocure Ltd	9,074,017
82,345	*	NuVasive, Inc	5,013,164
65,403	*	Omnicell, Inc	4,767,879
23,835	*,e	OptimizeRx Corp	221,904
52,534	*	Option Care Health, Inc	751,236
99,737	*,e	OraSure Technologies, Inc	1,589,808
28,813	*	Orthofix Medical Inc	1,021,421
15,359	*,e	OrthoPediatrics Corp	750,287
97,515		Owens & Minor, Inc	690,406
131,893	e	Patterson Cos, Inc	2,411,004
39,765	*	Pennant Group, Inc	786,949
30,588	*,e	PetIQ, Inc	874,817
42,946	*	Phreesia, Inc	1,090,399
18,305	*,e	Progyny, Inc	428,886
18,390	*	Providence Service Corp	1,066,804
16,512	*,e	Pulse Biosciences, Inc	185,430
56,517	*	Quidel Corp	7,855,863
167,178	*	R1 RCM, Inc	1,725,277
65,813	*	RadNet, Inc	929,279
111,582	*,e	Rockwell Medical, Inc	259,986
83,566	*	RTI Surgical Holdings Inc	226,046
35,254	*	SeaSpine Holdings Corp	363,116
174,861	*	Select Medical Holdings Corp	2,984,877
175,475	*,e	Senseonics Holdings, Inc	100,021
40,113	*	Shockwave Medical Inc	1,609,334
33,994	*	SI-BONE, Inc	549,683
59,883	*	Sientra, Inc	137,731
25,341	*,e	Silk Road Medical Inc	1,061,281
19,575		Simulations Plus, Inc	744,829
247

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

11,378	*	Soliton Inc	$102,743
70,258	*	Staar Surgical Co	2,692,287
37,523	*	Surgery Partners, Inc	442,771
22,423	*	SurModics, Inc	854,316
30,794	*,e	Tabula Rasa HealthCare, Inc	1,950,492
28,821	*,e	Tactile Systems Technology, Inc	1,487,740
88,424	*	Tandem Diabetes Care, Inc	7,054,467
114,626	*	Teladoc, Inc	18,866,293
162,832	*	Tenet Healthcare Corp	3,285,950
75,044	*,e	Tivity Health, Inc	673,145
22,526	*,e	Transmedics Group, Inc	407,495
40,002	*,e	Triple-S Management Corp (Class B)	677,234
19,580	e	US Physical Therapy, Inc	1,478,290
5,905		Utah Medical Products, Inc	490,115
26,236	*,e	Vapotherm, Inc	532,066
59,325	*	Varex Imaging Corp	1,550,162
166,180	*,e	ViewRay, Inc	345,654
49,523	*	Vocera Communications, Inc	938,956
200,056	*,e	Wright Medical Group NV	5,825,631
29,390	*,e	Zynex Inc	519,027
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	232,128,775

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
62,677	*	BellRing Brands, Inc	1,098,728
15,597	*,e	Central Garden & Pet Co	513,765
63,840	*	Central Garden and Pet Co (Class A)	1,941,374
85,549	*	Edgewell Personal Care Co	2,362,008
43,603	*	elf Beauty, Inc	569,891
28,437		Inter Parfums, Inc	1,270,850
20,649	*	Lifevantage Corp	320,060
17,853	e	Medifast, Inc	1,354,686
12,223	*	Nature’s Sunshine Products, Inc	107,562
8,691		Oil-Dri Corp of America	324,956
13,688	*,e	Revlon, Inc (Class A)	182,324
19,891	*	USANA Health Sciences, Inc	1,774,675
22,003	e	WD-40 Co	3,834,683
12,281	*,e	Youngevity International Inc	20,264
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	15,675,826

INSURANCE - 2.3%
72,148	*	AMBAC Financial Group, Inc	1,240,946
142,845		American Equity Investment Life Holding Co	3,002,602
30,019		Amerisafe, Inc	1,911,310
51,879	*	Argo Group International Holdings Ltd	1,834,441
15,459	*,e	Benefytt Technologies, Inc	403,944
30,091	*	BRP Group, Inc	301,512
76,788	*,e	Citizens, Inc (Class A)	426,941
233,794		Conseco, Inc	3,287,144
24,529	e	Crawford & Co	174,646
15,160		Donegal Group, Inc (Class A)	217,091
36,418	*	eHealth, Inc	3,885,801
49,903		Employers Holdings, Inc	1,515,554
18,444	*	Enstar Group Ltd	2,667,371
15,569		FBL Financial Group, Inc (Class A)	608,437
21,086		FedNat Holding Co	255,562
801,326	*	Genworth Financial, Inc (Class A)	2,908,813
248

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

12,215		Global Indemnity Ltd	$300,367
19,026	*,e	Goosehead Insurance, Inc	1,068,120
50,299	*,e	Greenlight Capital Re Ltd (Class A)	327,949
17,649	*	Hallmark Financial Services	76,244
10,907	e	HCI Group, Inc	454,277
44,083		Heritage Insurance Holdings, Inc	499,901
65,238		Horace Mann Educators Corp	2,293,768
7,770		Independence Holding Co	214,918
2,119		Investors Title Co	283,734
47,640		James River Group Holdings Ltd	1,690,267
32,557		Kinsale Capital Group, Inc	3,536,341
123,462	*	MBIA, Inc	1,004,981
107,088		National General Holdings Corp	2,037,885
3,625		National Western Life Group, Inc	698,646
12,045	*	NI Holdings, Inc	162,728
29,109	*	Palomar Holdings, Inc	1,702,876
83,828		ProAssurance Corp	1,793,081
14,145	*	ProSight Global, Inc	118,252
15,779		Protective Insurance Corp	246,468
63,084		RLI Corp	4,594,408
23,576		Safety Insurance Group, Inc	1,983,213
91,913		Selective Insurance Group, Inc	4,607,599
27,501		State Auto Financial Corp	690,000
38,389		Stewart Information Services Corp	1,223,074
114,244	*	Third Point Reinsurance Ltd	849,975
29,168		Tiptree Inc	186,384
45,611	*,e	Trupanion, Inc	1,364,225
33,339		United Fire Group Inc	953,495
35,817		United Insurance Holdings Corp	306,235
47,585		Universal Insurance Holdings, Inc	867,475
29,828	*	Watford Holdings Ltd	368,376
		TOTAL INSURANCE	61,147,377

MATERIALS - 3.4%
24,757	e	Advanced Emissions Solutions, Inc	183,944
45,147	*	AdvanSix, Inc	549,890
197,467	*	Allegheny Technologies, Inc	1,482,977
47,693		American Vanguard Corp	599,501
94,449	*,e	Amyris, Inc	255,012
51,347		Balchem Corp	4,582,206
62,845		Boise Cascade Co	1,965,163
74,722		Carpenter Technology Corp	1,656,587
85,982	*	Century Aluminum Co	374,022
11,345		Chase Corp	1,069,380
25,144	*	Clearwater Paper Corp	601,947
635,084	e	Cleveland-Cliffs, Inc	2,781,668
375,195	*	Coeur Mining, Inc	1,579,571
184,338		Commercial Metals Co	2,938,348
53,750		Compass Minerals International, Inc	2,642,350
129,321	*	Ferro Corp	1,289,330
69,112	*,†	Ferroglobe plc	0
95,983	*,e	Flotek Industries, Inc	86,135
30,751	*	Forterra, Inc	250,928
40,163		FutureFuel Corp	416,892
87,785	*	GCP Applied Technologies, Inc	1,502,879
95,287		Gold Resource Corp	393,535
249

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

42,073		Greif, Inc (Class A)	$1,425,854
9,515		Greif, Inc (Class B)	378,221
79,470		H.B. Fuller Co	2,923,701
14,420		Hawkins, Inc	539,741
19,140		Haynes International, Inc	422,994
832,109		Hecla Mining Co	2,188,447
66,228	*	Ingevity Corp	3,438,558
38,899		Innospec, Inc	2,820,955
154,641	*	Intrepid Potash, Inc	148,935
24,298		Kaiser Aluminum Corp	1,755,045
29,341	*	Koppers Holdings, Inc	462,414
49,395	*	Kraton Corp	771,056
36,085	e	Kronos Worldwide, Inc	342,447
239,188	*	Livent Corp	1,482,966
177,584		Louisiana-Pacific Corp	3,551,680
39,524	*	LSB Industries, Inc	78,653
66,564	*	Marrone Bio Innovations, Inc	48,605
33,117		Materion Corp	1,713,474
9,337	*	Mayville Engineering Co Inc	48,739
54,573		Minerals Technologies, Inc	2,403,395
60,915		Myers Industries, Inc	752,909
27,367		Neenah Inc	1,337,152
369,070	*	Novagold Resources Inc	4,129,893
18,593		Olympic Steel, Inc	175,518
98,405		Orion Engineered Carbons SA	896,470
67,013		PH Glatfelter Co	978,390
146,044		PolyOne Corp	3,401,365
59,955	*	PQ Group Holdings, Inc	702,673
21,026	e	Quaker Chemical Corp	3,198,475
24,375	*,e	Ramaco Resources, Inc	57,525
83,684		Rayonier Advanced Materials, Inc	148,957
25,988	*	Ryerson Holding Corp	120,065
40,003		Schnitzer Steel Industries, Inc (Class A)	622,447
49,235		Schweitzer-Mauduit International, Inc	1,586,352
66,685		Sensient Technologies Corp	3,186,876
32,134		Stepan Co	3,065,584
180,150	*	Summit Materials, Inc	2,722,066
114,717		SunCoke Energy, Inc	361,359
15,787	*	Synalloy Corp	139,557
64,558	*	TimkenSteel Corp	167,851
33,536	*	Trecora Resources	197,862
42,457		Tredegar Corp	699,691
64,685		Trinseo S.A.	1,322,808
142,377		Tronox Holdings plc	971,011
11,844	*	UFP Technologies, Inc	509,292
3,011		United States Lime & Minerals, Inc	241,181
25,258	*	US Concrete, Inc	484,448
47,510		Valhi, Inc	41,842
53,863	*	Verso Corp	748,157
79,947		Warrior Met Coal, Inc	1,003,335
61,206		Worthington Industries, Inc	1,618,287
		TOTAL MATERIALS	89,737,543

MEDIA & ENTERTAINMENT - 1.3%
78,788	e	AMC Entertainment Holdings, Inc	387,637
16,426	*,e	Arcutis Biotherapeutics, Inc	488,181
250

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

13,563	*	Baudax Bio, Inc	$41,706
19,426	*,e	Beam Therapeutics, Inc	309,845
19,055	*	Black Diamond Therapeutics, Inc	705,797
18,910	*,e	Boston Omaha Corp	306,909
22,595	*	Cardlytics, Inc	1,015,645
119,793	*	Cargurus, Inc	2,740,864
109,483	*,e	Cars.com, Inc	567,122
149,808	*	Central European Media Enterprises Ltd (Class A) (NASDAQ)	582,753
94,062	*	Clear Channel	90,751
91,896	*	comScore, Inc	265,579
21,217	*,e	Cumulus Media Inc	93,991
1,761	*,e	Daily Journal Corp	488,677
75,575	*	DHI Group, Inc	210,098
196,995	e	Entercom Communications Corp (Class A)	240,334
94,262		Entravision Communications Corp (Class A)	137,623
112,649	*,e	Eros International plc	287,255
59,090	*	Eventbrite Inc	538,901
13,890	*	EverQuote Inc	541,293
86,728	e	EW Scripps Co (Class A)	699,895
68,333	*	Fluent, Inc	137,349
196,035	e	Gannett Co, Inc	221,520
182,657	*	Glu Mobile, Inc	1,424,725
144,964	*	Gray Television, Inc	1,683,032
29,344	*	Hemisphere Media Group, Inc	272,312
80,824	*	Imax Corp	929,476
79,097	*,e	Lee Enterprises, Inc	72,477
14,652	*,e	Liberty Braves Group (Class A)	302,417
55,642	*	Liberty Braves Group (Class C)	1,117,848
73,798	*	Liberty Latin America Ltd (Class A)	789,639
182,471	*	Liberty Latin America Ltd (Class C)	1,886,750
113,373	*	Liberty TripAdvisor Holdings, Inc	266,427
56,648	*,e	LiveXLive Media, Inc	144,452
21,398	*	Loral Space & Communications, Inc	470,756
51,428	*	Marchex, Inc (Class B)	85,885
35,765		Marcus Corp	520,023
82,233	*,e	MDC Partners, Inc	117,593
115,177	*,e	Meet Group, Inc	710,642
61,705	e	Meredith Corp	915,085
67,754	*,e	MSG Networks, Inc	804,918
102,836		National CineMedia, Inc	339,359
76,709	*	QuinStreet, Inc	779,363
26,334	*	Reading International, Inc	112,315
22,306	*	REVOLUTION Medicines, Inc	697,509
31,852	*	Rosetta Stone, Inc	544,032
6,926		Saga Communications, Inc	194,759
44,905		Scholastic Corp	1,305,388
37,457	*	TechTarget, Inc	873,497
341,990		TEGNA, Inc	3,666,133
12,306	*	Travelzoo, Inc	68,544
30,700		Tribune Publishing Co	263,099
181,412	*	TrueCar, Inc	464,415
43,015	*	WideOpenWest, Inc	254,649
109,676	*	Yelp, Inc	2,451,259
		TOTAL MEDIA & ENTERTAINMENT	35,628,503
251

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 12.5%
4,657	*	89bio, Inc	$109,486
93,234	*	Abeona Therapeutics, Inc	221,897
179,111	*	Acadia Pharmaceuticals, Inc	8,652,852
41,594	*,e	Accelerate Diagnostics, Inc	453,791
71,063	*	Acceleron Pharma, Inc	6,433,333
116,095	*,e	AcelRx Pharmaceuticals, Inc	186,913
7,665	*	Acer Therapeutics Inc	18,396
51,324	*,e	Aclaris Therapeutics, Inc	68,261
71,388	*,e	Acorda Therapeutics, Inc	68,711
45,371	*,e	Adamas Pharmaceuticals, Inc	146,548
111,679	*,e	ADMA Biologics, Inc	329,453
103,705	*	Aduro Biotech, Inc	286,744
99,683	*,e	Adverum Biotechnologies, Inc	1,181,244
40,056	*	Aeglea BioTherapeutics, Inc	311,235
65,929	*,e	Aerie Pharmaceuticals, Inc	1,004,758
122,453	*	Affimed NV	268,172
185,549	*	Agenus, Inc	494,488
31,726	*,e	AgeX Therapeutics, Inc	26,783
70,102	*,e	Aimmune Therapeutics, Inc	1,200,146
20,944	*,e	Akcea Therapeutics, Inc	357,305
185,604	*	Akebia Therapeutics, Inc	1,503,392
13,228	*,e	Akero Therapeutics, Inc	269,851
21,111	*,e	Albireo Pharma, Inc	474,153
116,754	*,†	Alder Biopharmaceuticals Inc	102,744
35,286	*	Aldeyra Therapeutics, Inc	111,151
54,754	*,e	Alector, Inc	1,353,519
30,715	*,e	Allakos, Inc	2,019,818
60,724	*,e	Allogene Therapeutics, Inc	1,754,924
51,103	*,e	AMAG Pharmaceuticals, Inc	410,357
404,202	*	Amicus Therapeutics, Inc	4,773,626
186,426	*,e	Amneal Pharmaceuticals, Inc	676,726
54,609	*,e	Amphastar Pharmaceuticals, Inc	925,623
37,940	*,e	AnaptysBio, Inc	592,623
86,565	*,e	Anavex Life Sciences Corp	299,515
14,742	*	ANI Pharmaceuticals, Inc	589,827
20,833	*,e	Anika Therapeutics, Inc	692,281
90,310	*	Apellis Pharmaceuticals, Inc	3,094,924
12,830	*,e	Applied Therapeutics, Inc	458,672
10,177	*	Aprea Therapeutics, Inc	323,527
54,319	*	Arcus Biosciences, Inc	1,434,565
98,571	*	Ardelyx, Inc	648,597
80,408	*	Arena Pharmaceuticals, Inc	3,937,580
157,824	*	Arrowhead Pharmaceuticals Inc	5,433,880
33,400	*	Arvinas, Inc	1,753,500
44,884	*	Assembly Biosciences, Inc	785,919
97,548	*	Assertio Therapeutics, Inc	85,354
79,539	*	Atara Biotherapeutics, Inc	659,378
111,107	*,e	Athenex, Inc	993,297
214,548	*,e	Athersys, Inc	493,460
27,228	*,e	Atreca, Inc	416,044
89,525	*,e	Avid Bioservices, Inc	546,102
37,013	*,e	Avrobio, Inc	476,357
12,813	*	Axcella Health, Inc	59,709
42,573	*	Axsome Therapeutics, Inc	4,045,712
21,077	*	Beyondspring Inc	302,455
268,422	*	BioCryst Pharmaceuticals, Inc	1,049,530
252

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

139,369	*	BioDelivery Sciences International, Inc	$635,523
67,465	*	Biohaven Pharmaceutical Holding Co Ltd	3,177,601
8,989	*	Biospecifics Technologies Corp	511,564
11,018	*	Bioxcel Therapeutics Inc	407,666
84,627	*	Blueprint Medicines Corp	4,978,606
120,674	*,e	Bridgebio Pharma, Inc	3,684,177
10,357	*	Cabaletta Bio, Inc	75,088
98,602	*	Calithera Biosciences, Inc	604,430
15,410	*,e	Calyxt, Inc	67,188
61,401	*,e	Cara Therapeutics, Inc	909,963
66,886	*	CareDx, Inc	1,697,567
73,710	*,e	CASI Pharmaceuticals, Inc	137,101
14,951	*	Castle Biosciences, Inc	462,434
162,218	*,e	Catalyst Pharmaceuticals, Inc	768,913
14,057	*	cbdMD Inc	13,541
7,093	*	Celcuity, Inc	42,629
19,312	*,e	Cellular Biomedicine Group, Inc	280,024
53,853	*,e	CEL-SCI Corp	947,813
2,968	*	Centogene NV	57,876
31,823	*	Cerecor Inc	75,421
34,284	*,e	Checkpoint Therapeutics Inc	60,340
64,153	*	ChemoCentryx, Inc	3,400,751
56,870	*	Chiasma, Inc	294,018
79,263	*	Chimerix, Inc	182,305
67,801	*,e	ChromaDex Corp	339,005
80,861	*,e	Clovis Oncology, Inc	615,352
86,627	*,e	Codexis, Inc	1,005,739
99,461	*,e	Coherus Biosciences, Inc	1,651,053
51,138	*	Collegium Pharmaceutical, Inc	1,057,534
47,056	*	Concert Pharmaceuticals, Inc	469,619
29,823	*,e	Constellation Pharmaceuticals, Inc	1,073,032
100,044	*,e	Corbus Pharmaceuticals Holdings, Inc	648,285
151,298	*,e	Corcept Therapeutics, Inc	1,915,433
49,194	*,e	CorMedix Inc	204,155
17,910	*,e	Cortexyme Inc	817,054
16,334	*	Crinetics Pharmaceuticals, Inc	272,451
31,003	*	Cue Biopharma, Inc	793,057
101,842	*,e	Cymabay Therapeutics, Inc	180,260
88,330	*,e	Cytokinetics, Inc	1,334,666
69,831	*	CytomX Therapeutics, Inc	720,656
33,065	*	Deciphera Pharmaceuticals, Inc	1,917,109
82,249	*,e	Denali Therapeutics, Inc	1,797,963
83,448	*	Dicerna Pharmaceuticals, Inc	1,643,926
131,659	*,e	Dynavax Technologies Corp	559,551
13,702	*	Eagle Pharmaceuticals, Inc	698,528
81,418	*,e	Editas Medicine, Inc	1,882,384
18,912	*,e	Eidos Therapeutics, Inc	878,273
34,704	*	Eiger BioPharmaceuticals, Inc	258,198
39,692	*,e	Eloxx Pharmaceuticals, Inc	115,901
72,314	*	Emergent Biosolutions, Inc	5,347,620
30,059	*	Enanta Pharmaceuticals, Inc	1,393,836
362,197	*	Endo International plc	1,666,106
21,950	*,e	Enochian Biosciences Inc	75,069
122,614	*	Epizyme, Inc	2,018,226
40,558	*,e	Esperion Thereapeutics, Inc	1,606,097
18,447	*,e	Evelo Biosciences, Inc	102,196
253

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

21,041	*,e	Evofem Biosciences Inc	$99,734
33,511	*,e	Evolus, Inc	139,406
91,958	*,e	EyePoint Pharmaceuticals Inc	89,006
95,491	*,e	Fate Therapeutics, Inc	2,614,544
124,956	*	FibroGen, Inc	4,609,627
49,519	*	Five Prime Therapeutics, Inc	162,422
51,341	*,e	Flexion Therapeutics, Inc	546,268
109,756	*	Fluidigm Corp	245,853
9,072	*	Frequency Therapeutics, Inc	144,336
20,023	*,e	Fulcrum Therapeutics, Inc	252,690
56,412	*,e	G1 Therapeutics, Inc	740,690
72,382	*,e	Galectin Therapeutics, Inc	179,869
2,704	*	Galera Therapeutics, Inc	36,937
290,699	*,e	Geron Corp	345,932
92,576	*,e	Global Blood Therapeutics, Inc	7,083,916
53,355	*	GlycoMimetics, Inc	148,860
69,907	*	Gossamer Bio, Inc	910,189
45,783	*,e	Gritstone Oncology, Inc	320,939
211,875	*	Halozyme Therapeutics, Inc	4,800,028
15,106	*,e	Harpoon Therapeutics, Inc	190,336
132,284	*,e	Heron Therapeutics, Inc	1,886,370
40,892	*,e	Homology Medicines, Inc	493,566
10,993	*,e	Hookipa Pharma, Inc	97,398
7,818	*	IGM Biosciences, Inc	428,192
266,382	*	Immunogen, Inc	1,086,839
300,088	*	Immunomedics, Inc	9,116,673
101,903	*	Innoviva, Inc	1,444,985
149,839	*,e	Inovio Pharmaceuticals, Inc	1,802,563
141,618	*,e	Insmed, Inc	3,257,214
58,690	*,e	Intellia Therapeutics, Inc	790,554
39,981	*	Intercept Pharmaceuticals, Inc	3,275,244
50,920	*	Intersect ENT, Inc	584,562
83,325	*	Intra-Cellular Therapies, Inc	1,472,353
139,651	*,e	Invitae Corp	2,311,224
187,007	*	Iovance Biotherapeutics, Inc	6,012,275
244,119	*,e	Ironwood Pharmaceuticals, Inc	2,441,190
27,816	*,e	Jounce Therapeutics, Inc	136,298
262,229	*,e	Kadmon Holdings, Inc	1,127,585
41,971	*,e	Kala Pharmaceuticals, Inc	418,031
18,408	*,e	Kaleido Biosciences Inc	119,836
22,664	*	KalVista Pharmaceuticals Inc	247,264
16,556	*	Karuna Therapeutics, Inc	1,375,472
93,853	*,e	Karyopharm Therapeutics, Inc	2,069,459
49,374	*,e	Kezar Life Sciences, Inc	232,058
55,463	*	Kindred Biosciences, Inc	278,424
21,759	*	Kiniksa Pharmaceuticals Ltd	434,092
45,595	*	Kodiak Sciences, Inc	2,487,207
16,432	*	Krystal Biotech Inc	775,426
52,915	*	Kura Oncology, Inc	769,913
34,955	*,e	La Jolla Pharmaceutical Co	253,773
54,608	*,e	Lannett Co, Inc	520,960
71,355	*,e	Lexicon Pharmaceuticals, Inc	134,861
26,948	*,e	Ligand Pharmaceuticals, Inc (Class B)	2,656,264
188,236	*,e	Lineage Cell Therapeutics, Inc	160,001
19,940	*,e	Liquidia Technologies, Inc	99,301
17,202	*,e	LogicBio Therapeutics, Inc	98,395
254

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

66,937		Luminex Corp	$2,413,079
79,406	*	MacroGenics, Inc	571,723
14,253	*,e	Madrigal Pharmaceuticals, Inc	1,192,691
29,883	*	Magenta Therapeutics, Inc	243,546
66,468	*,e	Mallinckrodt plc	269,860
320,933	*,e	MannKind Corp	417,213
130,860	*,e	Marinus Pharmaceuticals, Inc	266,954
40,098	*,e	Marker Therapeutics Inc	110,470
60,863	*	MediciNova, Inc	313,444
43,265	*	Medpace Holdings, Inc	3,455,143
101,175	*	MEI Pharma, Inc	274,184
30,666	*	MeiraGTx Holdings plc	422,271
73,494	*,e	Menlo Therapeutics, Inc	133,759
55,127	*	Mersana Therapeutics, Inc	497,797
14,011	*	Millendo Therapeutics Inc	23,398
45,243	*	Minerva Neurosciences, Inc	405,830
47,716	*	Mirati Therapeutics, Inc	4,057,769
9,154	*,e	Mirum Pharmaceuticals, Inc	154,703
31,324	*	Molecular Templates, Inc	508,389
181,180	*	Momenta Pharmaceuticals, Inc	5,743,406
16,946	*,e	Morphic Holding, Inc	230,635
42,193	*,e	Mustang Bio, Inc	116,453
70,394	*	MyoKardia, Inc	4,422,151
113,090	*	Myriad Genetics, Inc	1,748,371
55,145	*	NanoString Technologies, Inc	1,751,405
98,062	*	Natera, Inc	3,632,216
151,066	*	NeoGenomics, Inc	4,130,144
20,227	*,e	Neon Therapeutics, Inc	58,456
24,025	*	NextCure Inc	778,890
38,455	*,e	NGM Biopharmaceuticals Inc	702,188
50,812	*,e	Novavax, Inc	921,222
67,276	*,e	Ocular Therapeutix, Inc	387,510
15,233	*	Odonate Therapeutics, Inc	428,809
85,245	*,e	Omeros Corp	1,416,772
31,968	*	Oncocyte Corp	86,314
623,446	*,e	Opko Health, Inc	1,384,050
53,172	*,e	Optinose, Inc	214,815
15,648	*	Organogenesis Holdings Inc	58,054
8,892	*,e	Oyster Point Pharma, Inc	261,425
239,262	*,e	Pacific Biosciences of California, Inc	790,761
66,037	*	Pacira BioSciences Inc	2,726,668
300,640	*,e	Palatin Technologies, Inc	145,660
50,229	*,e	Paratek Pharmaceuticals, Inc	205,437
175,964	*	PDL BioPharma, Inc	596,518
29,955	*,e	Personalis, Inc	310,633
51,378	*	Pfenex, Inc	295,423
20,302	*,e	PhaseBio Pharmaceuticals Inc	78,366
17,030	*	Phathom Pharmaceuticals, Inc	576,295
30,377		Phibro Animal Health Corp	811,370
79,763	*	Pieris Pharmaceuticals, Inc	211,372
28,785	*,e	PolarityTE, Inc	29,649
118,514	*,e	Portola Pharmaceuticals, Inc	839,079
56,601	*	Precision BioSciences Inc	389,415
79,521	*	Prestige Consumer Healthcare, Inc.	3,235,709
22,153	*	Prevail Therapeutics, Inc	320,111
28,961	*	Principia Biopharma, Inc	1,800,795
255

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

140,951	*	Progenics Pharmaceuticals, Inc	$555,347
29,237	*	Protagonist Therapeutics, Inc	197,350
66,223	*	Prothena Corp plc	743,022
95,014	*	PTC Therapeutics, Inc	4,838,113
53,482	*,e	Puma Biotechnology, Inc	537,494
20,044	*	Quanterix Corp	525,153
70,335	*,e	Radius Health, Inc	1,103,556
2,486	*	RAPT Therapeutics, Inc	37,762
36,082	*,e	Reata Pharmaceuticals, Inc	5,706,729
33,909	*	Recro Pharma, Inc	286,870
53,142	*	REGENXBIO, Inc	2,116,114
83,099	*	Repligen Corp	9,651,949
23,131	*	Replimune Group, Inc	418,440
67,026	*	Retrophin, Inc	1,020,136
81,557	*,e	Revance Therapeutics, Inc	1,509,620
46,189	*	Rhythm Pharmaceuticals, Inc	870,201
262,827	*,e	Rigel Pharmaceuticals, Inc	470,460
52,988	*	Rocket Pharmaceuticals, Inc	784,222
55,052	*,e	Rubius Therapeutics, Inc	333,065
185,697	*,e	Sangamo Therapeutics Inc	1,513,431
7,019	*	Satsuma Pharmaceuticals, Inc	137,572
31,858	*	Scholar Rock Holding Corp	523,427
21,742	*	Schrodinger, Inc	1,008,829
69,281	*	Seres Therapeutics, Inc	254,954
98,556	*	SIGA Technologies, Inc	582,466
31,959	*,e	Solid Biosciences, Inc	74,145
212,919	*,e	Sorrento Therapeutics, Inc	483,326
176,688	*	Spectrum Pharmaceuticals, Inc	512,395
17,516	*	Spero Therapeutics, Inc	217,724
16,443	*,e	SpringWorks Therapeutics, Inc	497,565
72,140	*,e	Stemline Therapeutics, Inc	377,292
26,833	*	Stoke Therapeutics, Inc	564,298
53,894	*	Strongbridge Biopharma plc	154,137
76,912	*	Supernus Pharmaceuticals, Inc	1,799,741
15,955	*	Sutro Biopharma, Inc	157,157
36,282	*,e	Syndax Pharmaceuticals, Inc	653,076
98,857	*	Syneos Health, Inc	5,515,232
27,221	*,e	Synlogic, Inc	56,620
54,225	*,e	Syros Pharmaceuticals, Inc	457,117
18,096	*,e	TCR2 Therapeutics Inc	172,636
135,948	*,e	TG Therapeutics, Inc	1,598,748
349,656	*,e	TherapeuticsMD, Inc	552,456
77,443	*	Theravance Biopharma, Inc	2,258,238
53,825	*,e	Translate Bio, Inc	691,113
34,996	*	Tricida, Inc	1,058,629
43,741	*	Turning Point Therapeutics Inc	2,253,099
41,247	*	Twist Bioscience Corp	1,349,189
91,734	*,e	Tyme Technologies, Inc	148,609
87,301	*,e	Ultragenyx Pharmaceutical, Inc	5,275,599
52,187	*,e	UNITY Biotechnology, Inc	338,694
30,333	*,e	UroGen Pharma Ltd	673,696
80,440	*	Vanda Pharmaceuticals, Inc	925,060
243,521	*,e	VBI Vaccines, Inc	297,096
75,766	*	Veracyte, Inc	2,043,409
73,013	*	Vericel Corp	1,058,689
20,309	*,e	Verrica Pharmaceuticals, Inc	245,130
256

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

8,607	*	Viela Bio, Inc	$349,702
99,463	*,e	Viking Therapeutics, Inc	572,907
11,340	*	Vir Biotechnology, Inc	345,983
39,696	*	Voyager Therapeutics, Inc	429,114
34,617	*,e	WaVe Life Sciences Ltd	300,476
18,379	*,e	X4 Pharmaceuticals, Inc	171,108
20,747	*	XBiotech, Inc	328,218
76,555	*	Xencor, Inc	2,237,703
74,069	*,e	Xeris Pharmaceuticals, Inc	199,986
37,215	*	Y-mAbs Therapeutics, Inc	1,249,680
292,628	*,e	ZIOPHARM Oncology, Inc	819,358
68,460	*	Zogenix, Inc	1,932,626
42,296	*,e	Zynerba Pharmaceuticals, Inc	163,686
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	333,312,999

REAL ESTATE - 7.1%
135,669		Acadia Realty Trust	1,680,939
65,684		Agree Realty Corp	4,276,685
108,583		Alexander & Baldwin, Inc	1,426,781
3,595		Alexander’s, Inc	1,133,360
8,715	*,e	Altisource Portfolio Solutions S.A.	72,770
76,269		American Assets Trust, Inc	2,159,938
172,266		American Finance Trust, Inc	1,328,171
2,523	*	American Realty Investors, Inc	20,058
85,326		Armada Hoffler Properties, Inc	819,983
156,348		Ashford Hospitality Trust, Inc	128,565
37,356		Bluerock Residential Growth REIT, Inc	217,412
46,809		BraeMar Hotels & Resorts, Inc	146,512
15,931		Brt Realty Trust	157,717
152,541		CareTrust REIT, Inc	2,513,876
75,750		CatchMark Timber Trust, Inc	595,395
260,852	*	CBL & Associates Properties, Inc	75,386
133,565		Cedar Realty Trust, Inc	140,243
75,918		Chatham Lodging Trust	570,144
18,970		CIM Commercial Trust Corp	193,304
84,193		City Office REIT, Inc	850,349
25,117		Clipper Realty, Inc	133,120
30,141		Community Healthcare Trust, Inc	1,121,245
7,619		Consolidated-Tomoka Land Co	320,227
192,378		CoreCivic, Inc	2,523,999
20,231		CorEnergy Infrastructure Trust, Inc	245,604
62,746		CorePoint Lodging, Inc	272,945
177,510	*	Cushman & Wakefield plc	2,160,297
321,955		DiamondRock Hospitality Co	2,005,780
382,965		Diversified Healthcare Trust	1,191,021
116,878		Easterly Government Properties, Inc	3,145,187
60,917		EastGroup Properties, Inc	6,457,202
144,573		Essential Properties Realty Trust, Inc	2,123,777
34,485	*	eXp World Holdings Inc	316,572
50,657		Farmland Partners, Inc	332,310
200,466		First Industrial Realty Trust, Inc	7,571,601
26,122	*	Forestar Group, Inc	344,549
110,436		Four Corners Property Trust, Inc	2,472,662
161,809		Franklin Street Properties Corp	880,241
81,844		Front Yard Residential Corp	933,840
12,258	*	FRP Holdings, Inc	533,100
257

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

193,288		Geo Group, Inc	$2,450,892
53,510		Getty Realty Corp	1,453,332
50,145		Gladstone Commercial Corp	792,291
32,090		Gladstone Land Corp	430,648
60,546		Global Medical REIT, Inc	630,889
146,408		Global Net Lease, Inc	2,106,811
765		Griffin Land & Nurseries, Inc (Class A)	29,391
101,399		Hannon Armstrong Sustainable Infrastructure Capital, Inc	2,838,158
208,525		Healthcare Realty Trust, Inc	6,128,550
55,488		Hersha Hospitality Trust	290,202
142,238		Independence Realty Trust, Inc	1,432,337
102,090		Industrial Logistics Properties Trust	1,908,062
25,673		Innovative Industrial Properties, Inc	2,014,304
18,419		Investors Real Estate Trust	1,153,582
91,415		iStar Inc	915,978
36,753		Jernigan Capital, Inc	485,140
193,169		Kennedy-Wilson Holdings, Inc	2,733,341
131,896		Kite Realty Group Trust	1,349,296
387,111		Lexington Realty Trust	4,045,310
61,939		LTC Properties, Inc	2,205,028
139,104		Mack-Cali Realty Corp	2,252,094
36,275	*	Marcus & Millichap, Inc	1,053,789
7,422	*	Maui Land & Pineapple Co, Inc	77,560
149,351		Monmouth Real Estate Investment Corp (Class A)	2,029,680
67,388		National Health Investors, Inc	3,710,383
94,181		National Storage Affiliates Trust	2,682,275
125,991		New Senior Investment Group, Inc	417,030
233,097		Newmark Group, Inc	904,416
30,380		NexPoint Residential Trust, Inc	913,527
74,907		Office Properties Income Trust	2,052,452
27,174		One Liberty Properties, Inc	427,175
204,891		Pebblebrook Hotel Trust	2,425,909
104,176		Pennsylvania REIT	105,218
296,420		Physicians Realty Trust	4,570,796
195,396		Piedmont Office Realty Trust, Inc	3,390,121
106,145		PotlatchDeltic Corp	3,726,751
77,514		Preferred Apartment Communities, Inc	574,379
31,462		PS Business Parks, Inc	4,061,430
91,765		QTS Realty Trust, Inc	5,738,066
22,405	*	Rafael Holdings, Inc	316,135
29,328		Re/Max Holdings, Inc	771,033
182,581		Realogy Holdings Corp	792,402
143,766	*	Redfin Corp	3,037,776
180,694		Retail Opportunities Investment Corp	1,753,635
25,707		Retail Value, Inc	371,980
180,294		Rexford Industrial Realty, Inc	7,341,572
272,387		RLJ Lodging Trust	2,530,475
24,737		RMR Group, Inc	733,699
125,106		RPT Realty	853,223
77,310		Ryman Hospitality Properties	2,732,135
318,281		Sabra Healthcare REIT, Inc	4,080,362
20,059		Safehold, Inc	1,158,608
19,476		Saul Centers, Inc	635,307
53,389	*	Seritage Growth Properties	564,856
52,854	*,e	St. Joe Co	967,228
235,783		STAG Industrial, Inc	6,189,304
258

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,939	*	Stratus Properties, Inc	$116,367
167,121		Summit Hotel Properties, Inc	1,012,753
353,226		Sunstone Hotel Investors, Inc	3,246,147
140,639		Tanger Factory Outlet Centers, Inc	1,057,605
33,992	*	Tejon Ranch Co	465,690
104,281		Terreno Realty Corp	5,716,684
1,971	*	Transcontinental Realty Investors, Inc	37,193
57,015		UMH Properties, Inc	740,625
303,033		Uniti Group, Inc	2,139,413
20,258		Universal Health Realty Income Trust	2,166,796
180,497		Urban Edge Properties	2,075,716
46,353		Urstadt Biddle Properties, Inc (Class A)	677,217
280,415		Washington Prime Group, Inc	241,101
129,589		Washington REIT	3,022,016
63,559		Whitestone REIT	430,930
179,242		Xenia Hotels & Resorts, Inc	1,738,647
		TOTAL REAL ESTATE	189,814,090

RETAILING - 2.8%
43,256	*	1-800-FLOWERS.COM, Inc (Class A)	830,083
107,971		Aaron’s, Inc	3,445,355
98,175	e	Abercrombie & Fitch Co (Class A)	1,038,691
244,337	e	American Eagle Outfitters, Inc	1,942,479
10,338	*	America’s Car-Mart, Inc	681,791
30,111	*,e	Asbury Automotive Group, Inc	2,032,492
12,621	*,e	Ascena Retail Group, Inc	18,300
71,585	*,e	At Home Group, Inc	168,225
59,875	*	Barnes & Noble Education, Inc	107,176
194,523	e	Bed Bath & Beyond, Inc	1,204,097
63,927		Big Lots, Inc	1,499,088
175,970	*	BJ’s Wholesale Club Holdings, Inc	4,629,771
44,730	*	Boot Barn Holdings, Inc	825,716
48,071	e	Buckle, Inc	735,967
62,752		Caleres, Inc	508,919
52,455	e	Camping World Holdings, Inc	465,276
34,827		Cato Corp (Class A)	392,152
196,173		Chico’s FAS, Inc	294,259
24,114	e	Children’s Place, Inc	712,810
19,470		Citi Trends, Inc	221,179
31,774	*,e	Conn’s, Inc	214,792
25,906	*,e	Container Store Group, Inc	54,403
72,132		Core-Mark Holding Co, Inc	2,073,074
101,722		Designer Brands, Inc	645,935
15,599	e	Dillard’s, Inc (Class A)	459,858
14,643	*,e	Duluth Holdings, Inc	58,718
98,715	*,e	Express Parent LLC	204,340
35,155	*,e	Funko, Inc	150,463
13,734	*,e	Gaia, Inc	124,842
103,824	*,e	GameStop Corp (Class A)	594,911
22,864	*	Genesco, Inc	432,816
9,200	*,e	Greenlane Holdings Inc	29,440
28,001	e	Group 1 Automotive, Inc	1,584,577
738,692	*	Groupon, Inc	901,204
72,399	e	Guess?, Inc	676,931
29,621		Haverty Furniture Cos, Inc	400,772
29,889	*	Hibbett Sports, Inc	461,187
259

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

60,141	*	Hudson Ltd	$294,691
16,611	*,e	Lands’ End, Inc	141,360
19,936	*,e	Leaf Group Ltd	28,907
42,662	*	Liquidity Services, Inc	213,310
35,282		Lithia Motors, Inc (Class A)	3,900,778
42,818	*,e	Lumber Liquidators, Inc	301,867
35,468	*	MarineMax, Inc	511,094
135,241	*,e	Michaels Cos, Inc	411,133
51,485	e	Monro Muffler, Inc	2,856,903
45,866	*	Murphy USA, Inc	4,898,489
126,134	*	National Vision Holdings, Inc	3,342,551
860,022		Office Depot, Inc	1,909,249
7,478	*	OneWater Marine, Inc	85,922
55,739	*	Overstock.com, Inc	703,426
31,037	e	PetMed Express, Inc	1,228,134
117,429	*	Quotient Technology, Inc	843,140
82,656	*,e	RealReal, Inc	970,381
79,831		Rent-A-Center, Inc	1,589,036
27,060	*,e	RH	3,890,687
162,327	*,e	Rubicon Project, Inc	1,163,885
185,164	*,e	Sally Beauty Holdings, Inc	1,797,942
15,430	e	Shoe Carnival, Inc	364,457
31,017		Shutterstock, Inc	1,178,646
83,053	e	Signet Jewelers Ltd	835,513
43,983	*	Sleep Number Corp	1,315,092
38,707	e	Sonic Automotive, Inc (Class A)	829,491
73,897	*	Sportsman’s Warehouse Holdings, Inc	529,103
26,373	*	Stamps.com, Inc	4,174,055
64,991	*,e	Stitch Fix Inc	1,043,106
90,277	e	Tailored Brands, Inc	149,860
34,679		Tilly’s, Inc	204,259
10,612		Weyco Group, Inc	201,946
3,849		Winmark Corp	577,350
31,714	*	Zumiez, Inc	670,434
		TOTAL RETAILING	73,978,286

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
60,792	*	Acacia Communications, Inc	4,115,010
47,134	*,e	Adesto Technologies Corp	558,538
60,786	*	Advanced Energy Industries, Inc	3,379,702
31,310	*	Alpha & Omega Semiconductor Ltd	376,659
51,704	*	Ambarella, Inc	2,718,596
160,217	*	Amkor Technology, Inc	1,582,944
52,191	*	Axcelis Technologies, Inc	1,219,182
54,840	*	AXT, Inc	303,265
116,148		Brooks Automation, Inc	4,470,537
45,728		Cabot Microelectronics Corp	5,603,509
34,851	*	Ceva, Inc	1,092,579
16	*,†	China Energy Savings Technology, Inc	0
91,801	*	Cirrus Logic, Inc	6,940,156
64,006		Cohu, Inc	1,058,019
66,006	*	Diodes, Inc	3,359,045
32,154	*	DSP Group, Inc	554,656
146,939	*	Enphase Energy, Inc	6,881,153
120,105	*	Formfactor, Inc	2,798,447
22,634	*	GSI Technology, Inc	174,961
260

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

33,890	*	Ichor Holdings Ltd	$843,861
27,514	*	Impinj, Inc	617,964
71,062	*	Inphi Corp	6,860,325
202,514	*	Lattice Semiconductor Corp	4,558,590
73,211	*	MACOM Technology Solutions Holdings, Inc	2,244,649
106,227	*	MaxLinear, Inc	1,751,683
75,858	*	Nanometrics, Inc	2,462,351
62,242	*	NeoPhotonics Corp Ltd	598,768
7,226		NVE Corp	410,220
45,883	*	PDF Solutions, Inc	732,752
103,759	*	Photronics, Inc	1,239,920
44,679		Power Integrations, Inc	4,572,896
172,890	*	Rambus, Inc	2,166,312
104,859	*	Semtech Corp	4,743,821
67,589	*	Silicon Laboratories, Inc	6,571,003
7,778	*	SiTime Corp	168,471
20,789	*,e	SMART Global Holdings, Inc	525,754
117,066	*,e	SunPower Corp	860,435
54,904	*,e	Synaptics, Inc	3,590,173
61,004	*	Ultra Clean Holdings	1,121,864
81,153	*	Veeco Instruments, Inc	887,002
78,664		Xperi Corp	1,201,986
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	95,917,758

SOFTWARE & SERVICES - 7.3%
154,701	*	8x8, Inc	2,623,729
77,698	*	A10 Networks, Inc	530,677
183,300	*	ACI Worldwide, Inc	5,022,420
59,283	*	Alarm.com Holdings, Inc	2,651,729
64,819	*,e	Altair Engineering, Inc	2,138,379
48,335		American Software, Inc (Class A)	796,561
25,126	*	Appfolio, Inc	2,760,342
53,622	*,e	Appian Corp	2,448,917
150,668	*,e	Avaya Holdings Corp	1,497,640
47,267	*	Benefitfocus, Inc	511,902
77,839		Blackbaud, Inc	4,301,383
68,203	*	Blackline, Inc	4,142,650
68,712	*	Bottomline Technologies, Inc	2,860,481
231,870	*,e	Box, Inc	3,742,382
66,899	*	Brightcove, Inc	521,812
57,508	*,e	Cardtronics plc	1,316,933
23,159		Cass Information Systems, Inc	928,907
42,871	*	ChannelAdvisor Corp	442,857
393,905	*	Cloudera, Inc	3,261,533
65,994	*	Commvault Systems, Inc	2,817,284
286,535	*	Conduent, Inc	722,068
91,158	*	Cornerstone OnDemand, Inc	3,059,262
52,723		CSG Systems International, Inc	2,561,283
18,172	*,e	Digimarc Corp	304,381
127,701	*	Digital Turbine, Inc	748,328
27,462	*	Domo, Inc	534,136
36,837	e	Ebix, Inc	770,998
38,682	*	eGain Corp	321,061
128,724	*	Endurance International Group Holdings, Inc	330,177
76,284	*	Envestnet, Inc	4,769,276
52,644	*,e	Everbridge, Inc	5,863,489
261

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

131,380	*	Everi Holdings, Inc	$650,331
95,378		EVERTEC, Inc	2,416,878
63,098	*	Evo Payments, Inc	1,256,281
53,028	*	ExlService Holdings, Inc	3,273,418
94,769	*	Five9, Inc	8,782,243
69,640	*,e	ForeScout Technologies, Inc	2,211,766
53,219	*,e	GTT Communications, Inc	604,568
61,435	*,e	GTY Technology Holdings Inc	240,211
42,860		Hackett Group, Inc	635,614
25,720	*,e	I3 Verticals, Inc	597,733
75,869	*,e	Ideanomics Inc	45,703
40,842	*	Information Services Group, Inc	102,105
10,800	*,e	Intelligent Systems Corp	362,232
28,669	*,e	International Money Express Inc	231,645
73,416	*	j2 Global, Inc	5,920,266
223,010		KBR, Inc	4,518,183
189,893	*,e	Limelight Networks, Inc	962,757
97,554	*,e	Liveperson, Inc	2,335,443
105,819	*	LiveRamp Holdings, Inc	4,006,307
7,084	*	Majesco	39,529
42,047		Mantech International Corp (Class A)	3,135,024
100,281		MAXIMUS, Inc	6,750,917
13,155	*	MicroStrategy, Inc (Class A)	1,661,871
60,888	*	Mitek Systems, Inc	568,085
154,210	*	MobileIron, Inc	784,929
51,300	*	Model N, Inc	1,480,518
105,039		NIC, Inc	2,545,095
51,357	*	OneSpan, Inc	862,798
50,403	*,e	Paysign Inc	433,466
48,995	*	Perficient, Inc	1,706,496
220,833		Perspecta, Inc	4,763,368
21,763	*,e	Ping Identity Holding Corp	542,334
25,179	*	PRGX Global, Inc	100,968
9,815	*	Priority Technology Holdings Inc	15,802
70,326		Progress Software Corp	2,877,037
52,506	*	PROS Holdings, Inc	1,805,681
69,064	*,e	Q2 Holdings, Inc	5,505,782
17,894		QAD, Inc (Class A)	757,274
53,522	*	Qualys, Inc	5,643,360
77,668	*	Rapid7, Inc	3,537,777
28,934	*,e	Rimini Street, Inc	133,675
134,660	*	SailPoint Technologies Holding, Inc	2,503,329
91,312		Science Applications International Corp	7,456,538
13,818	*,e	SecureWorks Corp	157,249
12,703	*,e	SharpSpring Inc	87,524
14,750	*,e	ShotSpotter, Inc	506,957
15,169	*,e	Sprout Social, Inc	255,143
55,697	*	SPS Commerce, Inc	3,091,740
24,068	*	StarTek, Inc	100,364
139,247	*	SVMK, Inc	2,186,178
61,401	*	Sykes Enterprises, Inc	1,757,911
66,902	*,e	Synchronoss Technologies, Inc	230,812
53,185	*,e	TeleNav, Inc	248,374
61,724	*	Tenable Holdings, Inc	1,608,527
196,730		TiVo Corp	1,383,012
27,259		TTEC Holdings, Inc	1,062,556
262

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

15,769	*,e	Tucows, Inc	$834,338
80,649	*	Unisys Corp	1,015,371
37,822	*	Upland Software, Inc	1,196,310
92,184	*	Upwork, Inc	767,893
47,372	*	Varonis Systems, Inc	3,176,293
105,149	*	Verint Systems, Inc	4,494,068
201,030	*	Verra Mobility Corp	1,801,229
97,268	*,e	VirnetX Holding Corp	540,810
45,827	*	Virtusa Corp	1,512,291
59,311	*	Workiva, Inc	2,274,577
151,765	*,e	Yext, Inc	1,942,592
84,143	*	Zix Corp	461,104
143,000	*	Zuora Inc	1,511,510
		TOTAL SOFTWARE & SERVICES	194,273,047

TECHNOLOGY HARDWARE & EQUIPMENT - 4.1%
179,892	*,e	3D Systems Corp	1,527,283
81,829		Adtran, Inc	841,202
33,507	*	Agilysys, Inc	656,402
13,711	*	Airgain Inc	110,922
50,238	*,e	Akoustis Technologies, Inc	455,156
48,305	*	Anixter International, Inc	4,485,602
29,029	*,e	Applied Optoelectronics, Inc	311,191
116,102	*	Arlo Technologies, Inc	318,120
10,126		AstroNova Inc	71,186
51,463	*	Avid Technology, Inc	361,270
45,131		Badger Meter, Inc	2,664,083
16,948		Bel Fuse, Inc (Class B)	126,432
62,731		Belden CDT, Inc	2,144,773
56,929		Benchmark Electronics, Inc	1,176,153
48,216	*	CalAmp Corp	324,012
72,040	*	Calix, Inc	828,460
6,912	*	Cambium Networks Corp	39,606
51,230	*,e	Casa Systems, Inc	262,810
13,438	*	Clearfield, Inc	175,097
6,864	*,e	Coda Octopus Group Inc	41,870
37,774		Comtech Telecommunications Corp	699,197
50,378		CTS Corp	1,166,754
57,046		Daktronics, Inc	257,848
14,435	*	DASAN Zhone Solutions, Inc	92,528
122,868	*,e	Diebold, Inc	605,739
44,282	*	Digi International, Inc	502,601
21,228	*	ePlus, Inc	1,501,881
189,547	*	Extreme Networks, Inc	644,460
57,656	*	Fabrinet	3,617,914
27,379	*	FARO Technologies, Inc	1,502,833
371,851	*	Fitbit, Inc	2,487,683
139,670	*	Harmonic, Inc	810,086
143,041	*,e	II-VI, Inc	4,923,471
49,931	*	Immersion Corp	347,520
280,650	*	Infinera Corp	1,730,207
79,942	*,e	Inseego Corp	955,307
54,915	*	Insight Enterprises, Inc	2,981,335
48,386		InterDigital, Inc	2,795,259
62,078	*	Iteris, Inc	247,691
54,295	*	Itron, Inc	3,790,877
263

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

90,074		Kemet Corp	$2,432,899
37,128	*	Kimball Electronics, Inc	501,971
129,652	*	Knowles Corp	2,016,089
26,501	*	KVH Industries, Inc	245,929
118,846	*	Lumentum Holdings, Inc	9,615,830
57,408		Methode Electronics, Inc	1,723,388
31,756		MTS Systems Corp	675,450
17,629	*	Napco Security Technologies, Inc	353,285
49,043	*	Netgear, Inc	1,176,051
111,707	*	Netscout Systems, Inc	2,958,001
53,955	*	nLight, Inc	850,331
53,900	*	Novanta, Inc	4,683,371
26,918	*	OSI Systems, Inc	1,948,325
20,489	*,e	PAR Technology Corp	387,447
18,531		PC Connection, Inc	851,499
52,622	e	Plantronics, Inc	743,023
45,861	*,e	Plexus Corp	2,875,026
109,968	*	Ribbon Communications, Inc	400,833
29,242	*	Rogers Corp	3,247,032
110,446	*	Sanmina Corp	3,062,668
41,603	*	Scansource, Inc	1,078,350
81,062	*,e	Stratasys Ltd	1,434,797
55,998	*	Tech Data Corp	7,875,559
9,148	e	Tessco Technologies, Inc	56,352
154,676	*	TTM Technologies, Inc	1,792,695
364,749	*	Viavi Solutions, Inc	4,406,168
210,784		Vishay Intertechnology, Inc	3,496,907
16,650	*	Vishay Precision Group, Inc	384,948
11,262	*,e	Wrap Technologies Inc	54,621
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	109,911,666

TELECOMMUNICATION SERVICES - 0.9%
17,114	*,e	Anterix, Inc	898,485
17,492		ATN International, Inc	1,086,603
25,437	*	Bandwidth Inc	2,074,642
67,313	*	Boingo Wireless, Inc	938,343
78,586	*	Cincinnati Bell, Inc	1,151,285
67,035		Cogent Communications Group, Inc	5,619,544
123,133	*	Consolidated Communications Holdings, Inc	772,044
83,795	*,e	Gogo, Inc	136,586
26,352	*	IDT Corp (Class B)	142,301
52,937	*,e	Intelsat S.A.	66,171
156,754	*	Iridium Communications, Inc	3,527,749
32,439	*	Ooma, Inc	378,239
112,232	*	ORBCOMM, Inc	296,292
76,639		Shenandoah Telecom Co	4,100,953
32,238		Spok Holdings, Inc	330,762
367,909	*	Vonage Holdings Corp	3,075,719
		TOTAL TELECOMMUNICATION SERVICES	24,595,718

TRANSPORTATION - 1.2%
94,400	*	Air Transport Services Group, Inc	1,910,656
20,898		Allegiant Travel Co	1,640,075
40,316		ArcBest Corp	821,237
38,468	*	Atlas Air Worldwide Holdings, Inc	1,263,674
90,631	*	Avis Budget Group, Inc	1,493,599
264

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

80,847		Costamare, Inc	$405,852
20,146	*	Covenant Transportation Group, Inc	178,896
71,410	*,e	Daseke, Inc	121,754
73,053	*,e	Eagle Bulk Shipping, Inc	122,729
44,266	*	Echo Global Logistics, Inc	775,983
45,163		Forward Air Corp	2,330,411
23,712		Genco Shipping & Trading Ltd	138,241
67,596	e	Hawaiian Holdings, Inc	973,382
71,317		Heartland Express, Inc	1,397,100
163,960	*,e	Hertz Global Holdings, Inc	662,398
50,765	*	Hub Group, Inc (Class A)	2,442,304
62,660		Marten Transport Ltd	1,404,837
66,927		Matson, Inc	2,023,872
55,088	*,e	Mesa Air Group, Inc	250,375
2,702	*	PAM Transportation Services, Inc	103,162
13,273		Park-Ohio Holdings Corp	243,294
58,270	*	Radiant Logistics, Inc	249,396
75,493	*	Safe Bulkers, Inc	78,513
40,951	*	Saia, Inc	3,788,787
8,772	e	Scorpio Bulkers, Inc	224,826
77,464		Skywest, Inc	2,397,511
109,178	*,e	Spirit Airlines, Inc	1,639,854
12,236		Universal Logistics Holdings Inc	170,447
38,752	*,e	US Xpress Enterprises, Inc	168,959
71,590		Werner Enterprises, Inc	2,872,191
88,212	*,e	YRC Worldwide, Inc	151,725
		TOTAL TRANSPORTATION	32,446,040

UTILITIES - 3.9%
82,116		Allete, Inc	4,726,597
58,549		American States Water Co	4,647,034
11,791		Artesian Resources Corp	407,143
170,342	*,e	Atlantic Power Corp	338,980
104,996		Avista Corp	4,519,028
97,162		Black Hills Corp	6,018,214
21,041	*,e	Cadiz, Inc	224,507
75,846		California Water Service Group	3,407,002
25,954		Chesapeake Utilities Corp	2,280,837
57,784		Clearway Energy, Inc (Class A)	1,080,561
124,758		Clearway Energy, Inc (Class C)	2,498,903
21,845		Consolidated Water Co, Inc	328,112
64,039		El Paso Electric Co	4,354,652
27,792		Genie Energy Ltd	219,001
18,149		Global Water Resources, Inc	195,102
55,085		MGE Energy, Inc	3,561,796
27,449		Middlesex Water Co	1,655,175
150,106		New Jersey Resources Corp	5,070,581
47,827		Northwest Natural Holding Co	3,113,538
79,752		NorthWestern Corp	4,600,893
83,150		ONE Gas, Inc	6,627,886
63,565		Ormat Technologies, Inc	3,967,092
62,497		Otter Tail Corp	2,773,617
125,132		PNM Resources, Inc	5,066,595
141,813		Portland General Electric Co	6,635,430
30,506	*	Pure Cycle Corp	313,297
11,106		RGC Resources, Inc	276,206
265

TIAA-CREF FUNDS – Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

41,488		SJW Corp	$2,469,781
147,574		South Jersey Industries, Inc	4,219,141
85,972		Southwest Gas Holdings Inc	6,516,678
20,675		Spark Energy, Inc	149,273
79,224		Spire, Inc	5,780,183
50,159	*	Sunnova Energy International, Inc	632,003
125,018		TerraForm Power, Inc	2,165,312
23,988		Unitil Corp	1,206,836
21,565		York Water Co	869,501
		TOTAL UTILITIES	102,916,487

		TOTAL COMMON STOCKS	2,654,875,774
		(Cost $2,629,914,351)

RIGHTS / WARRANTS - 0.0%

MEDIA & ENTERTAINMENT - 0.0%
122,474	†	Media General, Inc	0
		TOTAL MEDIA & ENTERTAINMENT	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
5,149	†	Omthera Pharmaceuticals, Inc	3,090
9,351	†	Tobira Therapeutics, Inc	561
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	3,651

		TOTAL RIGHTS / WARRANTS	3,651
		(Cost $561)

SHORT-TERM INVESTMENTS - 11.6%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 11.6%
307,290,519	c	State Street Navigator Securities Lending Government Money Market Portfolio	307,290,519
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	307,290,519

		TOTAL SHORT-TERM INVESTMENTS	307,290,519
		(Cost $307,290,519)
		TOTAL INVESTMENTS - 111.4%	2,962,169,944
		(Cost $2,937,205,431)
		OTHER ASSETS & LIABILITIES, NET - (11.4)%	(304,195,353)
		NET ASSETS - 100.0%	$2,657,974,591

Abbreviation(s):
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $313,142,856.
266

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

ARGENTINA - 0.1%
23,800		Banco Macro S.A. (ADR) (Class B)	$388,178
18,206	*,e	Globant S.A.	2,105,888
58,300		Grupo Financiero Galicia S.A. (ADR) (Class B)	415,096
47,900	e	Telecom Argentina S.A. (ADR) (Class B)	329,073
85,200		YPF S.A. (ADR) (Class D)	327,168
		TOTAL ARGENTINA	3,565,403

BRAZIL - 4.7%
2,475,697		AMBEV S.A.	5,162,729
212,000		Atacadao Distribuicao Comercio e Industria Ltd	779,713
115,075	*	B2W Companhia Global Do Varejo	1,550,092
1,065,982		B3 SA-Brasil Bolsa Balcao	7,531,405
664,724		Banco Bradesco S.A.	2,146,519
2,301,265		Banco Bradesco S.A. (Preference)	8,104,089
108,200		Banco BTG Pactual S.A.	841,659
454,583		Banco do Brasil S.A.	2,382,467
2,525,953		Banco Itau Holding Financeira S.A.	10,576,868
192,774		Banco Santander Brasil S.A.	957,152
352,848		BB Seguridade Participacoes S.A.	1,722,745
441,539		BR Malls Participacoes S.A.	815,214
100,115		Braskem S.A.	389,200
281,605	*	BRF S.A.	1,004,123
150,325	*	Centrais Eletricas Brasileiras S.A.	670,366
145,892	*	Centrais Eletricas Brasileiras S.A. (Preference)	746,912
76,957	*	Cia Brasileira de Distribuicao	937,144
624,956		Cia de Concessoes Rodoviarias	1,419,336
177,858		Cia de Saneamento Basico do Estado de Sao Paulo	1,310,901
533,291		Cia Energetica de Minas Gerais	933,620
360,130		Cia Siderurgica Nacional S.A.	593,384
778,194		Cielo S.A.	581,009
936,549		Cogna Educacao	954,133
72,036		Cosan SA Industria e Comercio	799,326
379,379	*	Empresa Brasileira de Aeronautica S.A.	603,473
93,600		Energisa S.A.	752,187
119,825		Engie Brasil Energia S.A.	862,016
445,000		Equatorial Energia S.A.	1,500,000
571,175		Gerdau S.A. (Preference)	1,233,122
118,300	g	Hapvida Participacoes e Investimentos S.A.	1,140,818
179,982		Hypermarcas S.A.	962,481
2,300,832		Investimentos Itau S.A. - PR	3,807,994
361,143		IRB Brasil Resseguros S	678,733
558,164		JBS S.A.	2,447,016
338,633		Klabin S.A.	1,109,078
289,306		Localiza Rent A Car	1,818,969
388,609		Lojas Americanas S.A. (Preference)	1,778,001
267

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

392,139		Lojas Renner S.A.	$2,768,388
364,240		Magazine Luiza S.A.	3,328,992
130,107		Multiplan Empreendimentos Imobiliarios S.A.	499,813
330,584		Natura & Co Holding S.A.	2,159,353
245,500		Notre Dame Intermedica Participacoes S.A.	2,474,458
364,727		Petrobras Distribuidora S.A.	1,309,902
1,989,516		Petroleo Brasileiro S.A.	6,823,309
2,249,768		Petroleo Brasileiro S.A. (Preference)	7,467,646
41,312		Porto Seguro S.A.	344,070
119,383		Raia Drogasil S.A.	2,300,328
562,127	*	Rumo S.A.	2,045,733
134,736		Sul America S.A.	1,108,780
280,284	*	Suzano Papel e Celulose S.A.	2,031,297
234,521		Telefonica Brasil S.A.	1,968,753
416,266		Tim Participacoes S.A.	976,766
390,860		Ultrapar Participacoes S.A.	1,042,217
1,649,759		Vale S.A.	13,609,700
439,917		Weg S.A.	3,231,079
		TOTAL BRAZIL	127,094,578

CHILE - 0.7%
1,519,194		Aguas Andinas S.A.	509,491
22,254,220		Banco de Chile	1,961,805
22,968		Banco de Credito e Inversiones	852,751
28,494,537		Banco Santander Chile S.A.	1,223,535
844,293		Centros Comerciales Sudamericanos S.A.	1,021,363
80,934		Cia Cervecerias Unidas S.A.	581,631
3,490,151		Colbun S.A.	512,089
57,650,745		Corpbanca S.A.	163,168
207,594		Embotelladora Andina S.A.	495,799
97,263	*	Empresa Nacional de Telecomunicaciones S.A.	588,308
634,055		Empresas CMPC S.A.	1,366,913
212,005		Empresas COPEC S.A.	1,324,999
13,069,567		Enersis Chile S.A.	1,064,319
19,202,210		Enersis S.A.	3,150,920
133,653		Lan Airlines S.A.	505,061
436,264		SACI Falabella	1,191,378
62,980		Sociedad Quimica y Minera de Chile S.A. (Class B)	1,497,369
		TOTAL CHILE	18,010,899

CHINA - 38.3%
42,600		360 Security Technology, Inc	110,961
651,500	*,g	3SBio, Inc	660,501
15,733	*	51job, Inc (ADR)	943,036
49,187	*	58.COM, Inc (ADR)	2,555,265
374,500	e	AAC Technologies Holdings, Inc	1,771,232
15,200		Accelink Technologies Co Ltd	63,262
128,900		AECC Aero-Engine Control Co Ltd	234,976
49,300		AECC Aviation Power Co Ltd	171,483
774,000		Agile Property Holdings Ltd	870,571
16,042,064		Agricultural Bank of China Ltd	6,673,207
2,302,800		Agricultural Bank of China Ltd (Class A)	1,125,684
83,960		Aier Eye Hospital Group Co Ltd	520,402
130,490		Air China Ltd	132,417
962,000	e	Air China Ltd (H shares)	685,932
268

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

55,100		Aisino Corp	$132,573
901,365	*	Alibaba Group Holding Ltd (ADR)	182,679,645
1,894,284	*	Alibaba Health Information Technology Ltd	4,531,141
234,500	g	A-Living Services Co Ltd	1,296,291
1,736,000	*	Aluminum Corp of China Ltd	365,370
164,400	*	Aluminum Corp of China Ltd (Class A)	66,042
64,870		Angang Steel Co Ltd	24,066
22,700		Angel Yeast Co Ltd	118,527
650,282		Anhui Conch Cement Co Ltd	5,127,719
130,000		Anhui Conch Cement Co Ltd (Class A)	1,090,023
10,500		Anhui Gujing Distillery Co Ltd	198,695
17,100		Anhui Kouzi Distillery Co Ltd	99,202
559,651		Anta Sports Products Ltd	4,766,005
339,380	*,†	Anxin Trust Co Ltd	30,078
5,800		Asymchem Laboratories Tianjin Co Ltd	152,766
6,800		Autobio Diagnostics Co Ltd	128,578
30,700		Autohome, Inc (ADR)	2,522,005
70,700		AVIC Aircraft Co Ltd	175,007
294,858		Avic Capital Co Ltd	162,436
90,600		AVIC Electromechanical Systems Co Ltd	105,355
23,800		AVIC Jonhon Optronic Technology Co Ltd	119,787
47,400	*	AVIC Shenyang Aircraft Co Ltd	223,233
1,054,861		AviChina Industry & Technology Co	416,325
14,700		AVICOPTER plc	91,756
85,400	*	BAIC BluePark New Energy Technology Co Ltd	65,289
874,000	g	BAIC Motor Corp Ltd	382,366
143,189	*	Baidu, Inc (ADR)	14,452,066
649,400		Bank of Beijing Co Ltd	456,172
155,305		Bank of Chengdu Co Ltd	169,586
1,165,700		Bank of China Ltd	572,965
42,242,953		Bank of China Ltd (Hong Kong)	16,082,008
1,382,800		Bank of Communications Co Ltd	1,011,200
4,762,934		Bank of Communications Co Ltd (Hong Kong)	3,018,300
211,500		Bank of Guiyang Co Ltd	235,352
195,500		Bank of Hangzhou Co Ltd	227,709
313,700		Bank of Jiangsu Co Ltd	267,418
239,000		Bank of Nanjing Co Ltd	258,859
150,971		Bank of Ningbo Co Ltd	551,532
385,390		Bank of Shanghai Co Ltd	444,261
566,200		Baoshan Iron & Steel Co Ltd	388,119
22,302	*,e	Baozun, Inc (ADR)	710,096
155,900		BBMG Corp	70,725
1,164,000		BBMG Corp (Class H)	294,280
165,600		Beijing Capital Development Co Ltd	154,652
902,830		Beijing Capital International Airport Co Ltd	604,914
251,200		Beijing Dabeinong Technology Group Co Ltd	320,368
67,700		Beijing Enlight Media Co Ltd	101,099
299,000		Beijing Enterprises Holdings Ltd	1,059,234
2,335,583		Beijing Enterprises Water Group Ltd	906,327
49,500		Beijing New Building Materials plc	177,279
38,300		Beijing Oriental Yuhong Waterproof Technology Co Ltd	206,723
202,800		Beijing Originwater Technology Co Ltd	270,876
85,400		Beijing Sanju Environmental Protection and New Material Co Ltd	49,872
20,300		Beijing Shiji Information Technology Co Ltd	87,160
21,000		Beijing Shunxin Agriculture Co Ltd	160,284
35,100		Beijing Sinnet Technology Co Ltd	133,865
269

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

80,700		Beijing SL Pharmaceutical Co Ltd	$125,766
31,100		Beijing Tiantan Biological Products Corp Ltd	148,758
44,409		Beijing Tongrentang Co Ltd	160,875
93,500		Beijing Yanjing Brewery Co Ltd	78,536
108,300	*	BEST, Inc (ADR)	581,571
11,900		Betta Pharmaceuticals Co Ltd	156,772
16,700	*	BGI Genomics Co Ltd	245,427
954,600		BOE Technology Group Co Ltd	500,872
151,000	*	Bohai Leasing Co Ltd	57,990
1,394,000		Bosideng International Holdings Ltd	377,935
1,671,945		Brilliance China Automotive Holdings Ltd	1,546,946
33,100		BTG Hotels Group Co Ltd	75,781
57,100		BYD Co Ltd	477,591
339,500	e	BYD Co Ltd (H shares)	2,111,301
412,500	e	BYD Electronic International Co Ltd	949,874
51,300		By-health Co Ltd	134,610
150,500		Caitong Securities Co Ltd	199,691
35,700		Centre Testing International Group Co Ltd	85,370
6,068,200	*,g	CGN Power Co Ltd	1,526,452
4,500		Changchun High & New Technology Industry Group, Inc	374,553
183,100		Changjiang Securities Co Ltd	162,910
816,600		Changsha Zoomlion Heavy Industry Science and Technology Development Co Ltd	661,108
5,100		Changzhou Xingyu Automotive Lighting Systems Co Ltd	71,002
69,900		Chaozhou Three-Circle Group Co Ltd	203,463
18,500		Chengdu Kanghong Pharmaceutical Group Co Ltd	99,555
78,500	*	Chengdu Xingrong Environment Co Ltd	53,552
71,000	*	China Aerospace Times Electronics Co Ltd	65,124
560,000		China Aoyuan Group Ltd	657,961
17,100		China Avionics Systems Co Ltd	33,481
4,246,000		China Cinda Asset Management Co Ltd	822,947
4,869,530		China Citic Bank	2,378,932
119,400		China CITIC Bank Corp Ltd	87,542
1,193,000		China Coal Energy Co	319,171
230,200		China Communications Construction Co Ltd	259,484
2,366,000		China Communications Construction Co Ltd (Hong Kong)	1,590,294
1,252,400		China Communications Services Corp Ltd	892,726
843,000		China Conch Venture Holdings Ltd	4,030,699
346,200		China Construction Bank Corp	314,207
50,207,641		China Construction Bank Corp (Hong Kong)	40,299,823
1,177,500	*	China COSCO Holdings Co Ltd	340,201
289,000	*,g	China East Education Holdings Ltd	464,321
270,700	*	China Eastern Airlines Corp Ltd	166,288
768,000	*,e	China Eastern Airlines Corp Ltd (H Shares)	312,123
351,000	e	China Education Group Holdings Ltd	589,031
244,000	*	China Enterprise Co Ltd	145,884
1,128,800		China Everbright Bank Co Ltd	593,941
1,437,000		China Everbright Bank Co Ltd (Hong Kong)	609,795
2,000,888		China Everbright International Ltd	1,157,103
474,000		China Everbright Ltd	724,639
981,000	e	China Evergrande Group	1,743,960
72,100		China Film Co Ltd	134,449
95,497		China Fortune Land Development Co Ltd	320,686
2,089,245		China Galaxy Securities Co Ltd	1,060,922
1,353,068		China Gas Holdings Ltd	4,923,458
171,800		China Gezhouba Group Co Ltd	157,178
270

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

237,200		China Grand Automotive Services Co Ltd	$115,275
74,800		China Greatwall Technology Group Co Ltd	123,993
932,500		China Hongqiao Group Ltd	459,678
4,374,000	g	China Huarong Asset Management Co Ltd	487,504
2,230,000	*,†	China Huishan Dairy Holdings Co Ltd	2,876
873,824		China Insurance International Holdings Co Ltd	1,473,265
713,406	e,g	China International Capital Corp Ltd	1,095,582
50,800		China International Marine Containers Group Co Ltd	53,149
60,600		China International Travel Service Corp Ltd	776,812
112,900		China Jushi Co Ltd	139,142
617,000		China Lesso Group Holdings Ltd	884,142
3,919,880		China Life Insurance Co Ltd	8,359,923
84,000		China Life Insurance Co Ltd (Class A)	335,912
160,800	*,g	China Literature Ltd	717,794
1,638,341		China Longyuan Power Group Corp	818,891
806,000		China Medical System Holdings Ltd	948,800
25,800		China Meheco Co Ltd	52,087
1,447,000		China Mengniu Dairy Co Ltd	5,123,983
2,061,368		China Merchants Bank Co Ltd	9,755,029
631,695		China Merchants Bank Co Ltd (Class A)	3,111,079
350,700		China Merchants Energy Shipping Co Ltd	334,600
804,894		China Merchants Holdings International Co Ltd	1,035,950
135,400		China Merchants Securities Co Ltd	349,852
214,900		China Merchants Shekou Industrial Zone Holdings Co Ltd	515,148
1,063,900		China Minsheng Banking Corp Ltd	883,963
3,810,602		China Minsheng Banking Corp Ltd (Hong Kong)	2,838,518
3,200,665		China Mobile Hong Kong Ltd	25,730,328
1,632,000		China Molybdenum Co Ltd	492,376
489,300		China Molybdenum Co Ltd (Class A)	238,747
10,400		China National Accord Medicines Corp Ltd	60,096
2,037,913		China National Building Material Co Ltd	2,545,650
33,800		China National Chemical Engineering Co Ltd	29,245
18,000		China National Medicines Corp Ltd	79,001
296,400		China National Nuclear Power Co Ltd	181,181
22,800		China National Software & Service Co Ltd	262,601
144,400		China Northern Rare Earth Group High-Tech Co Ltd	184,503
1,010,773		China Oilfield Services Ltd	787,306
1,999,794		China Overseas Land & Investment Ltd	7,387,130
218,200		China Pacific Insurance Group Co Ltd	939,393
1,395,000		China Pacific Insurance Group Co Ltd (Hong Kong)	4,615,259
2,274,000		China Power International Development Ltd	463,135
1,124,500		China Railway Construction Corp	1,234,709
355,500		China Railway Construction Corp Ltd	486,995
556,900		China Railway Group Ltd	458,478
2,183,454		China Railway Group Ltd (Hong Kong)	1,305,547
49,600		China Railway Hi-tech Industry Co Ltd	68,007
783,000	*,g	China Railway Signal & Communication Corp Ltd	386,988
3,042,000		China Reinsurance Group Corp	356,450
776,677		China Resources Beer Holdings Company Ltd	3,658,002
38,300		China Resources Double Crane Pharmaceutical Co Ltd	68,691
470,000		China Resources Gas Group Ltd	2,641,556
1,675,555		China Resources Land Ltd	6,923,734
826,500	g	China Resources Pharmaceutical Group Ltd	519,066
1,093,372		China Resources Power Holdings Co	1,295,039
19,700		China Resources Sanjiu Medical & Pharmaceutical Co Ltd	80,313
170,900		China Shenhua Energy Co Ltd	383,989
271

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,912,500		China Shenhua Energy Co Ltd (Hong Kong)	$3,388,162
620,000		China Shipbuilding Industry Co Ltd	363,838
844,000		China Shipping Development Co Ltd	552,528
46,600		China South Publishing & Media Group Co Ltd	71,844
802,000	e	China Southern Airlines Co Ltd	401,025
242,700		China Southern Airlines Co Ltd (Class A)	183,724
44,200		China Spacesat Co Ltd	203,920
1,174,320		China State Construction Engineering Corp Ltd	863,148
1,076,744		China State Construction International Holdings Ltd	834,806
7,167,336		China Telecom Corp Ltd	2,475,600
22,054,778	*,g	China Tower Corp Ltd	4,908,163
31,700		China TransInfo Technology Co Ltd	103,356
3,279,716		China Unicom Ltd	2,121,098
913,600		China United Network Communications Ltd	670,051
773,900		China Vanke Co Ltd	2,600,868
296,400		China Vanke Co Ltd (Class A)	1,112,237
739,000		China Yangtze Power Co Ltd	1,820,348
771,200	e	China Zhongwang Holdings Ltd	185,375
88,000		Chinese Universe Publishing and Media Group Co Ltd	149,079
13,100		Chongqing Brewery Co Ltd	100,508
176,300		Chongqing Changan Automobile Co Ltd	240,860
26,500		Chongqing Fuling Zhacai Group Co Ltd	123,644
1,342,000	*	Chongqing Rural Commercial Bank	585,453
40,300		Chongqing Zhifei Biological Products Co Ltd	447,366
1,344,939		CIFI Holdings Group Co Ltd	1,027,449
273,500	*	CITIC Guoan Information Industry Co Ltd	124,552
3,099,738		Citic Pacific Ltd	3,219,397
1,089,500		CITIC Securities Co Ltd	2,086,926
280,300		CITIC Securities Co Ltd (Class A)	927,305
9,605,674		CNOOC Ltd	10,620,240
69,800		Contemporary Amperex Technology Co Ltd	1,385,272
958,196		COSCO Pacific Ltd	510,481
142,500		COSCO SHIPPING Energy Transportation Co Ltd	169,952
162,100	*	COSCO SHIPPING Holdings Co Ltd	81,919
3,948,416		Country Garden Holdings Co Ltd	5,114,681
622,000		Country Garden Services Holdings Co Ltd	2,873,746
2,504,050		CRRC Corp Ltd	1,325,540
697,500		CRRC Corp Ltd (Class A)	606,844
76,200		CSC Financial Co Ltd	371,149
2,429,401		CSPC Pharmaceutical Group Ltd	4,809,524
1,085,500	g	Dali Foods Group Co Ltd	670,604
203,700		Dalian Port PDA Co Ltd	49,734
467,600		Daqin Railway Co Ltd	474,419
1,708,000		Datang International Power Generation Co Ltd	247,090
21,800	*	Dawning Information Industry Co Ltd	147,533
66,900		DHC Software Co Ltd	127,267
8,900		Dong-E-E-Jiao Co Ltd	38,614
72,700		Dongfang Electric Corp Ltd	87,765
1,609,917		Dongfeng Motor Group Co Ltd	1,067,796
61,500		Dongxing Securities Co Ltd	92,241
196,100		East Money Information Co Ltd	499,074
415,200		ENN Energy Holdings Ltd	4,680,326
24,600	*	Eve Energy Co Ltd	230,576
157,100		Everbright Securities Co Ltd	245,639
102,043	*	Fangda Carbon New Material Co Ltd	119,755
1,007,000		Far East Horizon Ltd	815,201
272

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

25,800		Fiberhome Telecommunication Technologies Co Ltd	$115,245
116,500		Financial Street Holdings Co Ltd	113,839
178,400		First Capital Securities Co Ltd	173,335
322,040		Focus Media Information Technology Co Ltd	218,374
75,125		Foshan Haitian Flavouring & Food Co Ltd	1,296,969
1,370,952		Fosun International	1,721,184
234,600		Founder Securities Co Ltd	233,608
122,500		Foxconn Industrial Internet Co Ltd	252,317
2,718,000		Franshion Properties China Ltd	1,913,639
26,100		Fujian Sunner Development Co Ltd	79,656
1,240,000		Future Land Development Holdings Ltd	1,204,969
62,700		Future Land Holdings Co Ltd	278,205
37,300		Fuyao Glass Industry Group Co Ltd	103,974
271,698	g	Fuyao Glass Industry Group Co Ltd (Hong Kong)	592,765
1,500		G-bits Network Technology Xiamen Co Ltd	79,966
134,700	*	GCL System Integration Technology Co Ltd	47,878
537,900		GD Power Development Co Ltd	151,226
32,700	*	GDS Holdings Ltd (ADR)	1,874,364
2,623,828		Geely Automobile Holdings Ltd	4,081,421
268,600		GEM Co Ltd	174,382
127,600		Gemdale Corp	239,906
544,000	*	Genscript Biotech Corp	970,172
819,600		GF Securities Co Ltd	889,365
132,000		GF Securities Co Ltd (Class A)	253,031
35,800		Giant Network Group Co Ltd	85,864
8,300		Gigadevice Semiconductor Beijing, Inc	322,519
28,300		Glodon Co Ltd	207,866
92,700		GoerTek, Inc	249,893
5,601,968	*,e	GOME Electrical Appliances Holdings Ltd	650,357
251,900		Grandjoy Holdings Group Co Ltd	191,318
1,785,766		Great Wall Motor Co Ltd	1,193,885
85,100		Gree Electric Appliances, Inc of Zhuhai	651,064
207,300		Greenland Holdings Corp Ltd	164,647
515,305		Greentown Service Group Co Ltd	678,151
51,700		GRG Banking Equipment Co Ltd	94,175
37,500		Guangdong Haid Group Co Ltd	228,665
70,300		Guangdong HEC Technology Holding Co Ltd	66,603
1,508,000		Guangdong Investments Ltd	3,134,327
149,600	*	Guangdong LY Intelligent Manufacturing Co Ltd	193,486
397,700		Guanghui Energy Co Ltd	141,386
399,500		Guangshen Railway Co Ltd	133,595
81,100		Guangzhou Automobile Group Co Ltd	111,839
1,528,851		Guangzhou Automobile Group Co Ltd (Hong Kong)	1,371,848
60,400		Guangzhou Baiyun International Airport Co Ltd	134,385
42,100		Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	182,595
41,100		Guangzhou Haige Communications Group, Inc Co	69,757
11,600		Guangzhou Kingmed Diagnostics Group Co Ltd	112,878
761,600		Guangzhou R&F Properties Co Ltd	967,145
103,000		Guizhou Bailing Group Pharmaceutical Co Ltd	119,103
134,800		Guosen Securities Co Ltd	201,450
221,800		Guotai Junan Securities Co Ltd	525,026
389,000	g	Guotai Junan Securities Co Ltd (Hong Kong)	553,680
29,800		Guoxuan High-Tech Co Ltd	94,409
101,100		Guoyuan Securities Co Ltd	115,417
206,000	e,g	Haidilao International Holding Ltd	892,748
682,000		Haier Electronics Group Co Ltd	1,878,290
273

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

388,000		Haitian International Holdings Ltd	$686,505
1,573,200		Haitong Securities Co Ltd	1,424,250
231,500		Haitong Securities Co Ltd (Class A)	416,465
292,600		Hangzhou Hikvision Digital Technology Co Ltd	1,313,674
19,700		Hangzhou Robam Appliances Co Ltd	87,895
34,500		Hangzhou Silan Microelectronics Co Ltd	68,614
25,100		Hangzhou Tigermed Consulting Co Ltd	269,057
296,000	*,g	Hansoh Pharmaceutical Group Co Ltd	1,142,938
13,500		Hefei Meiya Optoelectronic Technology, Inc	79,777
47,000		Heilongjiang Agriculture Co Ltd	112,903
81,400	*	Henan Shuanghui Investment & Development Co Ltd	462,838
373,000		Hengan International Group Co Ltd	3,317,068
127,320		Hengli Petrochemical Co Ltd	251,827
82,980		Hengtong Optic-electric Co Ltd	194,653
59,200		Hengyi Petrochemical Co Ltd	102,308
88,900		Hesteel Co Ltd	25,719
20,000		Hithink RoyalFlush Information Network Co Ltd	331,511
129,800		HLA Corp Ltd	116,965
62,200		Holitech Technology Co Ltd	47,195
18,900		Hongfa Technology Co Ltd	86,448
258,051	e,g	Hua Hong Semiconductor Ltd	498,714
197,010		Huaan Securities Co Ltd	199,054
924,000		Huadian Power International Corp Ltd	321,441
408,000		Huadian Power International Corp Ltd (Class A)	211,519
45,800		Huadong Medicine Co Ltd	128,101
57,720		Hualan Biological Engineering, Inc	316,023
241,400		Huaneng Power International, Inc	143,775
1,843,110		Huaneng Power International, Inc (Hong Kong)	692,906
898,600	g	Huatai Securities Co Ltd	1,490,220
216,000		Huatai Securities Co Ltd (Class A)	546,985
135,500		Huaxi Securities Co Ltd	192,628
373,900		Huaxia Bank Co Ltd	345,989
35,900		Huaxin Cement Co Ltd	133,301
113,073		Huayu Automotive Systems Co Ltd	321,960
70,600	e	Huazhu Group Ltd (ADR)	2,542,306
88,900		Hubei Biocause Pharmaceutical Co Ltd	68,989
104,500	*	Hubei Energy Group Co Ltd	54,825
29,200		Hubei Jumpcan Pharmaceutical Co Ltd	85,182
66,500		Hubei Kaile Science & Technology Co Ltd	140,562
105,800	*	Hunan Valin Steel Co Ltd	59,320
28,190		Hundsun Technologies, Inc	404,776
29,300	*	Hutchison China MediTech Ltd (ADR)	630,243
39,600	*,e	HUYA, Inc (ADR)	642,708
169,200	*	Hytera Communications Corp Ltd	156,194
58,900		Iflytek Co Ltd	273,375
1,842,500		Industrial & Commercial Bank of China Ltd	1,344,772
34,224,777		Industrial & Commercial Bank of China Ltd (Hong Kong)	22,948,025
609,300		Industrial Bank Co Ltd	1,423,298
289,600		Industrial Securities Co Ltd	244,521
1,216,700		Inner Mongolia BaoTou Steel Union Co Ltd	185,511
37,600		Inner Mongolia First Machinery Group Co Ltd	50,692
158,600	*	Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd	64,102
195,000		Inner Mongolia MengDian HuaNeng Thermal Power Corp Ltd	69,446
211,600	*	Inner Mongolia Yili Industrial Group Co Ltd	867,610
577,700		Inner Mongolia Yitai Coal Co	354,618
480,000	*,g	Innovent Biologics, Inc	2,363,897
274

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

36,064	*	Inspur Electronic Information Industry Co Ltd	$210,794
70,000	*,e	IQIYI, Inc (ADR)	1,187,900
9,600		Jafron Biomedical Co Ltd	149,956
383,624	*	JD.com, Inc (ADR)	16,534,194
73,300		Jiangsu Changshu Rural Commercial Bank Co Ltd	73,625
638,000		Jiangsu Express	761,558
19,700		Jiangsu Hengli Hydraulic Co Ltd	192,124
139,260	*	Jiangsu Hengrui Medicine Co Ltd	1,811,147
33,000		Jiangsu King’s Luck Brewery JSC Ltd	151,138
44,200		Jiangsu Yanghe Brewery Joint-Stock Co Ltd	612,514
8,500		Jiangsu Yangnong Chemical Co Ltd	89,990
26,000		Jiangsu Yuyue Medical Equipment & Supply Co Ltd	127,934
94,900		Jiangsu Zhongnan Construction Group Co Ltd	107,608
234,600		Jiangsu Zhongtian Technology Co Ltd	369,030
695,000		Jiangxi Copper Co Ltd	676,139
100,300		Jiangxi Copper Co Ltd (Class A)	179,815
53,000		Jiangxi Ganfeng Lithium Co Ltd	340,033
156,300		Jiangxi Zhengbang Technology Co Ltd	407,632
36,500		Jilin Aodong Pharmaceutical Group Co Ltd	78,560
61,900		Jinduicheng Molybdenum Co Ltd	51,464
208,500		Jinke Properties Group Co Ltd	232,497
39,800		Jinyu Bio-Technology Co Ltd	132,791
49,000		Joincare Pharmaceutical Group Industry Co Ltd	85,823
64,500		Jointown Pharmaceutical Group Co Ltd	162,634
21,500		Jonjee Hi-Tech Industrial And Commercial Holding Co Ltd	142,459
31,304	*	JOYY, Inc (ADR)	1,908,292
13,800		Juewei Food Co Ltd	102,773
26,600	*	Juneyao Airlines Co Ltd	36,867
1,152,000		Kaisa Group Holdings Ltd	440,776
392,881		Kingboard Chemical Holdings Ltd	958,455
1,295,000		Kingdee International Software Group Co Ltd	1,852,076
460,000	*,e	Kingsoft Corp Ltd	1,579,735
39,200		Kweichow Moutai Co Ltd	6,983,239
644,929		KWG Property Holding Ltd	954,040
7,100		Laobaixing Pharmacy Chain JSC	75,840
693,000		Lee & Man Paper Manufacturing Ltd	425,730
222,800	g	Legend Holdings Corp	260,728
3,805,856		Lenovo Group Ltd	2,055,912
102,600		Lens Technology Co Ltd	258,354
50,700		Lepu Medical Technology Beijing Co Ltd	270,887
229,700	*	Leyard Optoelectronic Co Ltd	179,113
1,006,500		Li Ning Co Ltd	3,177,997
28,800	*	Liaoning Cheng Da Co Ltd	71,173
22,100		Livzon Pharmaceutical Group, Inc	123,293
752,000		Logan Property Holdings Co Ltd	1,185,441
60,600		Lomon Billions Group Co Ltd	141,390
925,000	g	Longfor Properties Co Ltd	4,702,728
94,500		LONGi Green Energy Technology Co Ltd	408,854
57,700		Luxi Chemical Group Co Ltd	63,556
165,583		Luxshare Precision Industry Co Ltd	1,091,848
587,500	g	Luye Pharma Group Ltd	285,276
41,000		Luzhou Laojiao Co Ltd	454,645
464,000	e	Maanshan Iron & Steel Co Ltd	150,477
96,024		Maanshan Iron & Steel Co Ltd (Class A)	35,493
66,770	*	Mango Excellent Media Co Ltd	433,722
93,728		Meinian Onehealth Healthcare Holdings Co Ltd	150,810
275

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

530,900	*	Meituan Dianping (Class B)	$7,108,264
525,300		Metallurgical Corp of China Ltd	189,727
1,533,000		Metallurgical Corp of China Ltd (Hong Kong)	266,062
79,764		Momo, Inc (ADR)	1,920,717
64,380		Muyuan Foodstuff Co Ltd	1,152,436
56,700	*	NanJi E-Commerce Co Ltd	108,946
101,800	*	Nanjing Iron & Steel Co Ltd	45,748
12,000		Nanjing King-Friend Biochemical Pharmaceutical Co Ltd	97,110
169,200		Nanjing Securities Co Ltd	322,914
131,900		NARI Technology Co Ltd	372,285
11,400		NAURA Technology Group Co Ltd	240,224
124,400		NavInfo Co Ltd	254,772
37,001		Netease.com (ADR)	12,763,865
64,400		New China Life Insurance Co Ltd	405,474
454,200		New China Life insurance Co Ltd (Hong Kong)	1,573,671
139,500		New Hope Liuhe Co Ltd	644,459
73,984	*	New Oriental Education & Technology Group (ADR)	9,444,798
21,600		Newland Digital Technology Co Ltd	49,839
23,700		Ninestar Corp	99,343
30,200	*	Ningbo Joyson Electronic Corp	85,042
210,100		Ningbo Zhoushan Port Co Ltd	98,481
375,900	*,e	NIO, Inc (ADR)	1,281,819
17,852	*,e	Noah Holdings Ltd (ADR)	495,572
59,100		Northeast Securities Co Ltd	67,356
365,700		Oceanwide Holdings Co Ltd	179,103
207,326		Offshore Oil Engineering Co Ltd	144,544
74,400	*	O-film Tech Co Ltd	157,583
5,600		Oppein Home Group, Inc	83,419
144,900		Orient Securities Co Ltd	190,800
7,000		Ovctek China, Inc	64,542
194,200	*	Pacific Securities Co Ltd	88,339
193,600	*	Pangang Group Vanadium Titanium & Resources Co Ltd	54,523
4,132,220	*	People’s Insurance Co Group of China Ltd	1,352,396
167,600		People’s Insurance Co Group of China Ltd (Class A)	148,877
30,500		Perfect World Co Ltd	202,396
3,686,306		PICC Property & Casualty Co Ltd	3,527,594
99,325	*	Pinduoduo, Inc (ADR)	4,711,978
590,800		Ping An Bank Co Ltd	1,152,715
165,500	*,e,g	Ping An Healthcare and Technology Co Ltd	2,279,926
2,920,026		Ping An Insurance Group Co of China Ltd	29,714,939
328,900		Ping An Insurance Group Co of China Ltd (Class A)	3,426,894
326,100		Poly Real Estate Group Co Ltd	740,251
4,245,000	g	Postal Savings Bank of China Co Ltd	2,536,610
483,600		Power Construction Corp of China Ltd	243,038
200,100		Qingdao Haier Co Ltd	431,898
162,500		RiseSun Real Estate Development Co Ltd	184,435
122,600		Rongsheng Petro Chemical Co Ltd	206,028
218,600		SAIC Motor Corp Ltd	578,750
113,500		Sanan Optoelectronics Co Ltd	346,456
8,600		Sangfor Technologies, Inc	231,904
68,700		Sansteel Minguang Co Ltd	70,221
224,700		Sany Heavy Industry Co Ltd	616,887
105,800		SDIC Capital Co Ltd	176,701
187,300		SDIC Power Holdings Co Ltd	203,196
368,160	*	Sealand Securities Co Ltd	223,350
1,560,765	*,e	Semiconductor Manufacturing International Corp	2,929,464
276

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

45,900		SF Holding Co Ltd	$300,175
266,700		Shaanxi Coal Industry Co Ltd	283,344
73,690		Shandong Buchang Pharmaceuticals Co Ltd	227,318
81,675	*	Shandong Gold Mining Co Ltd	415,666
43,000		Shandong Hualu Hengsheng Chemical Co Ltd	100,457
44,800		Shandong Linglong Tyre Co Ltd	136,504
399,700		Shandong Nanshan Aluminum Co Ltd	117,846
20,000		Shandong Sinocera Functional Material Co Ltd	64,559
62,300		Shandong Sun Paper Industry JSC Ltd	73,023
1,115,390		Shandong Weigao Group Medical Polymer Co Ltd	1,694,438
668,900	*	Shandong Xinchao Energy Corp Ltd	169,630
135,000		Shanghai 2345 Network Holding Group Co Ltd	56,136
39,600		Shanghai AJ Group Co Ltd	43,936
20,000		Shanghai Baosight Software Co Ltd	142,107
198,400		Shanghai Construction Group Co Ltd	91,884
168,400		Shanghai Electric Group Co Ltd	115,117
1,328,623		Shanghai Electric Group Co Ltd (Hong Kong)	408,349
83,700		Shanghai Electric Power Co Ltd	87,100
63,300		Shanghai Fosun Pharmaceutical Group Co Ltd	297,343
275,985	e	Shanghai Fosun Pharmaceutical Group Co Ltd (Hong Kong)	1,042,668
289,000		Shanghai Industrial Holdings Ltd	491,670
31,900		Shanghai International Airport Co Ltd	316,382
295,600		Shanghai International Port Group Co Ltd	173,555
16,700		Shanghai Jahwa United Co Ltd	76,112
20,800		Shanghai Jinjiang International Hotels Development Co Ltd	85,566
595,679		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	491,618
20,600		Shanghai M&G Stationery, Inc	148,937
53,600		Shanghai Mechanical and Electrical Industry Co Ltd	112,016
88,000		Shanghai Oriental Pearl Group Co Ltd	111,539
60,400		Shanghai Pharmaceuticals Holding Co Ltd	157,696
502,741		Shanghai Pharmaceuticals Holding Co Ltd (Hong Kong)	884,927
874,300		Shanghai Pudong Development Bank Co Ltd	1,308,964
186,000	*	Shanghai RAAS Blood Products Co Ltd	220,266
189,800	*	Shanghai Tunnel Engineering Co Ltd	152,709
106,500		Shanghai Waigaoqiao Free Trade Zone Group Co Ltd	215,441
73,100		Shanghai Yuyuan Tourist Mart Group Co Ltd	78,606
93,800		Shanghai Zhangjiang High-Tech Park Development Co Ltd	175,089
204,600		Shanxi Lu’an Environmental Energy Development Co Ltd	163,686
123,100	*	Shanxi Meijin Energy Co Ltd	114,835
133,200		Shanxi Securities Co Ltd	131,984
136,300		Shanxi Taigang Stainless Steel Co Ltd	62,921
22,500		Shanxi Xinghuacun Fen Wine Factory Co Ltd	338,557
110,900		Shanxi Xishan Coal & Electricity Power Co Ltd	73,909
294,700		Shenergy Co Ltd	220,466
146,700		Shenghe Resources Holding Co Ltd	141,858
55,200		Shengyi Technology Co Ltd	249,902
8,400		Shennan Circuits Co Ltd	270,474
585,400		Shenwan Hongyuan Group Co Ltd	359,263
68,300		Shenzhen Airport Co Ltd	79,129
26,500		Shenzhen Energy Group Co Ltd	20,509
412,000		Shenzhen Expressway Co Ltd	472,379
9,100		Shenzhen Goodix Technology Co Ltd	300,765
30,900		Shenzhen Hepalink Pharmaceutical Group Co Ltd	95,722
43,300		Shenzhen Inovance Technology Co Ltd	198,841
555,238		Shenzhen International Holdings Ltd	1,073,113
1,100,470		Shenzhen Investment Ltd	361,271
277

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

23,700		Shenzhen Kangtai Biological Products Co Ltd	$443,575
68,200	*	Shenzhen Kingdom Sci-Tech Co Ltd	161,412
30,600		Shenzhen Mindray Bio-Medical Electronics Co Ltd	1,096,335
202,600		Shenzhen Overseas Chinese Town Co Ltd	185,862
50,500	*	Shenzhen Salubris Pharmaceuticals Co Ltd	132,714
23,100	*	Shenzhen Sunway Communication Co Ltd	132,401
251,500		Shenzhen Zhongjin Lingnan Nonfemet Co Ltd	123,485
392,200		Shenzhou International Group Holdings Ltd	4,526,628
42,700	*	Shijiazhuang Yiling Pharmaceutical Co Ltd	174,261
603,500		Shimao Property Holdings Ltd	2,453,151
1,698,000		Shui On Land Ltd	300,824
35,500	*	Siasun Robot & Automation Co Ltd	65,599
177,200		Sichuan Chuantou Energy Co Ltd	224,782
336,800	*	Sichuan Hebang Biotechnology Co Ltd	64,541
44,300		Sichuan Kelun Pharmaceutical Co Ltd	120,668
56,400		Sichuan Languang Development Co Ltd	45,964
12,900		Sichuan Swellfun Co Ltd	83,559
31,735	*	Sina Corp	1,071,691
171,500		Sinochem International Corp	119,035
82,200		Sinolink Securities Co Ltd	111,498
1,546,471		Sino-Ocean Land Holdings Ltd	402,771
708,000		Sinopec Engineering Group Co Ltd	339,450
2,140,000		Sinopec Shanghai Petrochemical Co Ltd	581,013
228,783		Sinopec Shanghai Petrochemical Co Ltd (Class A)	129,023
691,600		Sinopharm Group Co	1,864,802
1,097,000		Sinotrans Ltd	266,102
308,700		Sinotrans Ltd (Class A)	141,483
368,745		Sinotruk Hong Kong Ltd	747,646
1,016,000		Soho China Ltd	486,842
30,200		Songcheng Performance Development Co Ltd	126,727
95,420		SooChow Securities Co Ltd	103,087
131,200		Southwest Securities Co Ltd	82,971
40,939		Spring Airlines Co Ltd	214,740
1,259,500		Sun Art Retail Group Ltd	2,096,915
1,261,031		Sunac China Holdings Ltd	5,640,908
245,100		Suning.com Co Ltd	290,415
370,817		Sunny Optical Technology Group Co Ltd	5,163,818
38,400		Sunwoda Electronic Co Ltd	77,002
33,000		Suofeiya Home Collection Co Ltd	86,931
43,100		Suzhou Dongshan Precision Manufacturing Co Ltd	157,925
190,600		Suzhou Gold Mantis Construction Decoration Co Ltd	215,507
193,800	†	Tahoe Group Co Ltd	121,167
199,832	*	TAL Education Group (ADR)	10,828,896
36,800		Tangshan Jidong Cement Co Ltd	103,966
116,700		TangShan Port Group Co Ltd	37,518
71,931		Tasly Pharmaceutical Group Co Ltd	141,354
191,900		TBEA Co Ltd	203,583
396,500		TCL Corp	256,738
163,600	*	Tech-Bank Food Co Ltd	288,148
2,973,904		Tencent Holdings Ltd	156,336,445
50,200	*	Tencent Music Entertainment (ADR)	572,782
98,200		Tian Di Science & Technology Co Ltd	41,972
64,900		Tianjin Zhonghuan Semiconductor Co Ltd	156,523
72,100		Tianma Microelectronics Co Ltd	143,116
66,560		Tianqi Lithium Corp	153,146
1,058,000		Tingyi Cayman Islands Holding Corp	1,878,056
278

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

13,900	*	Toly Bread Co Ltd	$95,802
92,900		Tonghua Dongbao Pharmaceutical Co Ltd	165,130
52,600	*	Tongkun Group Co Ltd	86,629
199,000		Tongling Nonferrous Metals Group Co Ltd	54,425
116,892		Tongwei Co Ltd	246,263
8,400	*	Topchoice Medical Corp	144,494
624,000	g	Topsports International Holdings Ltd	788,837
92,900		Transfar Zhilian Co Ltd	80,127
469,661		Travelsky Technology Ltd	829,387
246,096	*	Trip.com Group Ltd (ADR)	6,339,433
226,000		Tsingtao Brewery Co Ltd	1,372,933
21,500		Tsingtao Brewery Co Ltd (Class A)	159,608
203,600		Tunghsu Optoelectronic Technology Co Ltd	79,580
119,600		Tus-Sound Environmental Resources Co Ltd	134,944
14,400		Unigroup Guoxin Microelectronics Co Ltd	123,681
787,000		Uni-President China Holdings Ltd	790,099
54,200		Unisplendour Corp Ltd	317,360
28,200		Universal Scientific Industrial Shanghai Co Ltd	70,216
19,000		Venustech Group, Inc	109,165
227,924	*	Vipshop Holdings Ltd (ADR)	3,630,829
28,200	*	Visionox Technology, Inc	48,197
18,300		Visual China Group Co Ltd	44,962
51,400		Walvax Biotechnology Co Ltd	291,702
58,500	*	Wanda Film Holding Co Ltd	136,523
88,500	*	Wangsu Science & Technology Co Ltd	101,029
89,400		Wanhua Chemical Group Co Ltd	563,080
2,630,252		Want Want China Holdings Ltd	1,874,690
198,260		Wanxiang Qianchao Co Ltd	138,199
27,072	*,e	Weibo Corp (ADR)	1,016,012
1,054,800		Weichai Power Co Ltd	1,853,293
126,900		Weichai Power Co Ltd (Class A)	237,982
10,200		Weifu High-Technology Group Co Ltd	29,040
12,600		Weihai Guangwei Composites Co Ltd	96,527
154,300		Wens Foodstuffs Group Co Ltd	656,028
140,000		Western Securities Co Ltd	155,917
21,200		Westone Information Industry, Inc	67,082
13,600		Will Semiconductor Ltd	369,142
27,800	*	Wingtech Technology Co Ltd	413,388
97,200		Winning Health Technology Group Co Ltd	347,105
1,194,000		Winteam Pharmaceutical Group Ltd	524,062
78,400		Wuchan Zhongda Group Co Ltd	51,655
16,800		Wuhan Guide Infrared Co Ltd	96,934
55,400		Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co Ltd	281,172
122,800		Wuliangye Yibin Co Ltd	2,336,283
43,900		WUS Printed Circuit Kunshan Co Ltd	164,076
50,300		WuXi AppTec Co Ltd	711,110
84,560	g	WuXi AppTec Co Ltd (Hong Kong)	1,192,185
401,267	*,g	Wuxi Biologics Cayman, Inc	6,246,288
26,600		Wuxi Lead Intelligent Equipment Co Ltd	140,841
143,900		XCMG Construction Machinery Co Ltd	111,913
107,700		Xiamen C & D, Inc	126,789
138,600		Xiamen Tungsten Co Ltd	220,827
5,443,200	*,e,g	Xiaomi Corp	7,139,270
217,900		Xinhu Zhongbao Co Ltd	95,711
105,500		Xinjiang Goldwind Science & Technology Co Ltd	148,241
279

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

446,000		Xinjiang Goldwind Science & Technology Co Ltd (Hong Kong)	$437,302
278,600		Xinjiang Zhongtai Chemical Co Ltd	184,296
143,900		Xinxing Ductile Iron Pipes Co Ltd	70,148
2,267,780		Xinyi Solar Holdings Ltd	1,439,249
273,900		Yango Group Co Ltd	267,913
45,500		Yantai Jereh Oilfield Services Group Co Ltd	159,176
938,464		Yanzhou Coal Mining Co Ltd	713,007
148,900		Yanzhou Coal Mining Co Ltd (Class A)	173,855
9,200		Yealink Network Technology Corp Ltd	116,839
44,200		Yifan Pharmaceutical Co Ltd	115,561
9,400		Yifeng Pharmacy Chain Co Ltd	125,586
252,000		Yihai International Holding Ltd	2,008,159
50,800		Yintai Gold Co Ltd	116,609
383,600		Yonghui Superstores Co Ltd	548,252
62,230		Yonyou Network Technology Co Ltd	403,693
22,600	*	Youzu Interactive Co Ltd	58,545
38,100		Yuan Longping High-tech Agriculture Co Ltd	87,343
3,236,000		Yuexiul Property Co Ltd	615,259
186,110		Yum China Holdings, Inc	9,018,891
46,700		Yunda Holding Co Ltd	194,468
37,900		Yunnan Baiyao Group Co Ltd	482,904
16,100		Yunnan Energy New Material Co Ltd	122,069
86,500	*	Yunnan Tin Co Ltd	102,562
926,300		Yuzhou Properties Co	394,636
19,800	*	Zai Lab Ltd (ADR)	1,241,856
14,195		Zhangzhou Pientzehuang Pharmaceutical Co Ltd	279,145
509,500		Zhaojin Mining Industry Co Ltd	572,435
56,916		Zhejiang Chint Electrics Co Ltd	199,205
79,600		Zhejiang Conba Pharmaceutical Co Ltd	57,531
78,200	*	Zhejiang Dahua Technology Co Ltd	184,363
7,300		Zhejiang Dingli Machinery Co Ltd	80,826
918,414		Zhejiang Expressway Co Ltd	694,593
38,300	*	Zhejiang Huahai Pharmaceutical Co Ltd	139,696
37,176		Zhejiang Huayou Cobalt Co Ltd	177,877
45,500		Zhejiang Jiahua Energy Chemical Industry Co Ltd	55,689
225,600		Zhejiang Juhua Co Ltd	202,990
90,300		Zhejiang Longsheng Group Co Ltd	153,037
60,600		Zhejiang NHU Co Ltd	232,351
76,900		Zhejiang Sanhua Intelligent Controls Co Ltd	235,704
73,800		Zhejiang Semir Garment Co Ltd	74,315
12,900		Zhejiang Supor Co Ltd	119,690
58,900		Zhejiang Wanfeng Auto Wheel Co Ltd	52,805
39,500		Zhejiang Weixing New Building Materials Co Ltd	67,765
13,200		Zhejiang Wolwo Bio-Pharmaceutical Co Ltd	95,860
91,800		Zhengzhou Yutong Bus Co Ltd	168,897
782,000		Zhenro Properties Group Ltd	501,599
179,100		Zheshang Securities Co Ltd	244,431
172,800	*,e,g	ZhongAn Online P&C Insurance Co Ltd	599,339
14,000		Zhongji Innolight Co Ltd	126,773
190,440		Zhongjin Gold Corp Ltd	225,334
315,500		Zhongsheng Group Holdings Ltd	1,266,326
278,600		Zhuzhou CSR Times Electric Co Ltd	852,275
2,769,299		Zijin Mining Group Co Ltd	1,130,618
591,800		Zijin Mining Group Co Ltd (Class A)	323,703
163,900		Zoomlion Heavy Industry Science and Technology Co Ltd	147,639
126,100	*	ZTE Corp	721,693
280

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

429,464	*,e	ZTE Corp (Class H)	$1,210,513
167,200		ZTO Express Cayman, Inc (ADR)	4,975,872
		TOTAL CHINA	1,048,152,148

COLOMBIA - 0.2%
107,137		BanColombia S.A.	685,201
233,711		BanColombia S.A. (Preference)	1,527,770
2,969,739		Ecopetrol S.A.	1,567,758
143,883		Grupo Argos S.A.	335,085
1,925,410		Grupo Aval Acciones y Valores	410,955
133,223		Grupo de Inversiones Suramericana S.A.	724,162
244,141		Interconexion Electrica S.A.	1,122,346
		TOTAL COLOMBIA	6,373,277

CZECH REPUBLIC - 0.1%
83,665		CEZ AS	1,555,456
36,567		Komercni Banka AS	774,297
243,391	g	Moneta Money Bank AS	505,635
		TOTAL CZECH REPUBLIC	2,835,388

EGYPT - 0.1%
696,107		Commercial International Bank	2,829,697
518,867		Eastern Tobacco	399,267
371,381		ElSwedy Cables Holding Co	209,573
		TOTAL EGYPT	3,438,537

GREECE - 0.2%
852,922	*	Alpha Bank AE	622,825
1,283,177	*	Eurobank Ergasias S.A.	518,314
12,741	*,†	Hellenic Duty Free Shops S.A.	139
127,764		Hellenic Telecommunications Organization S.A.	1,687,952
50,364		JUMBO S.A.	788,192
32,834		Motor Oil Hellas Corinth Refineries S.A.	486,498
334,665	*	National Bank of Greece S.A.	453,830
88,856		OPAP S.A.	795,911
		TOTAL GREECE	5,353,661

HONG KONG - 0.4%
6,861,652	*	Alibaba Pictures Group Ltd	919,024
1,341,226		China Resources Cement Holdings Ltd	1,825,011
676,151		Kingboard Laminates Holdings Ltd	654,376
861,000		Nine Dragons Paper Holdings Ltd	823,738
3,592,221		Sino Biopharmaceutical	5,236,018
818,000		SSY Group Ltd	575,982
613,000		Towngas China Co Ltd	308,142
608,000	e	Wharf Holdings Ltd	1,151,725
		TOTAL HONG KONG	11,494,016

HUNGARY - 0.2%
217,493		MOL Hungarian Oil & Gas plc	1,376,908
108,638		OTP Bank	3,217,422
66,738		Richter Gedeon Rt	1,426,107
		TOTAL HUNGARY	6,020,437
281

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

INDIA - 8.1%
334,042		Ambuja Cements Ltd	$756,480
590,712		Ashok Leyland Ltd	405,996
153,609		Asian Paints Ltd	3,584,176
153,581		Aurobindo Pharma Ltd	1,256,143
65,676	*,g	Avenue Supermarts Ltd	2,058,461
1,084,446		Axis Bank Ltd	6,335,825
95,035		Bajaj Finance Ltd	2,905,762
21,321		Bajaj Finserv Ltd	1,435,328
43,032		Bajaj Holdings and Investment Ltd	1,496,443
229,748	g	Bandhan Bank Ltd	788,419
100,444		Berger Paints India Ltd	675,443
98,254		Bharat Forge Ltd	400,521
350,817		Bharat Petroleum Corp Ltd	1,716,308
1,279,121	*	Bharti Airtel Ltd	8,710,969
182,660		Bharti Infratel Ltd	422,605
3,399		Bosch Ltd	474,745
30,564		Britannia Industries Ltd	1,279,029
178,785		Cipla Ltd	1,391,415
672,143		Coal India Ltd	1,314,326
35,063		Colgate-Palmolive India Ltd	676,793
90,433		Container Corp Of India Ltd	447,401
255,118		Dabur India Ltd	1,650,432
38,254		Divi S Laboratories Ltd	1,179,566
367,391		DLF Ltd	704,256
59,154		Dr Reddy’s Laboratories Ltd	3,064,020
6,560		Eicher Motors Ltd	1,273,858
791,975		GAIL India Ltd	1,002,113
165,430		Godrej Consumer Products Ltd	1,187,178
147,436		Grasim Industries Ltd	978,597
116,808		Havells India Ltd	870,578
547,962		HCL Technologies Ltd	3,929,924
21,819	g	HDFC Asset Management Co Ltd	730,387
264,349	*,g	HDFC Life Insurance Co Ltd	1,750,618
48,148		Hero Honda Motors Ltd	1,373,345
581,220		Hindalco Industries Ltd	985,835
423,501		Hindustan Lever Ltd	12,262,695
311,522		Hindustan Petroleum Corp Ltd	909,172
852,655		Housing Development Finance Corp	21,567,736
2,481,922		ICICI Bank Ltd	12,451,395
93,199	g	ICICI Lombard General Insurance Co Ltd	1,593,169
184,532	g	ICICI Prudential Life Insurance Co Ltd	1,006,245
938,464		Indian Oil Corp Ltd	1,046,218
32,926		Info Edge India Ltd	1,105,796
1,773,782		Infosys Technologies Ltd	16,579,770
46,919	g	InterGlobe Aviation Ltd	615,393
1,823,876		ITC Ltd	4,394,066
487,252		JSW Steel Ltd	1,150,809
244,978		Larsen & Toubro Ltd	2,904,984
153,306		LIC Housing Finance Ltd	573,472
124,863		Lupin Ltd	1,376,954
155,082		Mahindra & Mahindra Financial Services Ltd	337,682
392,932		Mahindra & Mahindra Ltd	1,895,713
212,692		Marico Ltd	807,917
55,442		Maruti Suzuki India Ltd	3,935,918
488,899		Motherson Sumi Systems Ltd	563,354
307,016		Mundra Port and Special Economic Zone Ltd	1,178,801
282

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

11,532		Nestle India Ltd	$2,735,404
1,253,537		NTPC Ltd	1,570,445
3,174		Page Industries Ltd	764,760
269,413		Petronet LNG Ltd	867,948
55,497		Pidilite Industries Ltd	1,118,814
57,102		Piramal Healthcare Ltd	733,888
985,326		Power Grid Corp of India Ltd	2,111,884
1,485,650		Reliance Industries Ltd	28,885,510
411,021		Rural Electrification Corp Ltd	518,622
172,684	*,g	SBI Life Insurance Co Ltd	1,659,897
946,444		Sesa Sterlite Ltd	1,103,227
4,255		Shree Cement Ltd	1,110,950
41,962		Shriram Transport Finance Co Ltd	430,431
30,838		Siemens India Ltd	465,215
971,736	*	State Bank of India	2,431,823
438,858		Sun Pharmaceutical Industries Ltd	2,676,568
470,230		Tata Consultancy Services Ltd	12,448,085
931,904	*	Tata Motors Ltd	1,128,406
664,122		Tata Power Co Ltd	277,188
186,569		Tata Steel Ltd	724,515
234,982		Tech Mahindra Ltd	1,690,010
163,273		Titan Industries Ltd	2,087,998
49,376		Ultra Tech Cement Ltd	2,298,454
263,895		United Phosphorus Ltd	1,460,312
151,767	*	United Spirits Ltd	1,080,190
586,826		Wipro Ltd	1,489,862
478,016		ZEE Telefilms Ltd	1,001,850
		TOTAL INDIA	222,342,810

INDONESIA - 1.5%
7,213,054		Adaro Energy Tbk	442,021
28,600,182		Bank Rakyat Indonesia	5,202,012
1,388,960		Indofood CBP Sukses Makmur Tbk	919,008
2,882,000		PT ACE Hardware Indonesia Tbk	293,343
10,588,572		PT Astra International Tbk	2,708,200
5,126,575		PT Bank Central Asia Tbk	8,880,201
9,301,739		PT Bank Mandiri Persero Tbk	2,765,046
3,531,959		PT Bank Negara Indonesia	963,855
1,708,200		PT Bank Tabungan Negara Tbk	100,599
11,880,800	*	PT Barito Pacific Tbk	1,150,390
3,227,400	*	PT Bumi Serpong Damai	151,837
3,661,600		PT Charoen Pokphand Indonesia Tbk	1,125,926
1,610,200	*	PT Excelcomindo Pratama	272,871
246,500		PT Gudang Garam Tbk	749,311
4,259,009		PT Hanjaya Mandala Sampoerna Tbk	453,567
1,424,305		PT Indah Kiat Pulp and Paper Corp Tbk	525,757
1,044,617		PT Indocement Tunggal Prakarsa Tbk	810,782
2,046,900		PT Indofood Sukses Makmur Tbk	893,090
972,082		PT Jasa Marga Tbk	204,670
9,861,300		PT Kalbe Farma Tbk	952,641
667,100		PT Pabrik Kertas Tjiwi Kimia Tbk	221,922
8,991,000		PT Pakuwon Jati Tbk	225,785
5,462,000		PT Perusahaan Gas Negara Persero Tbk	309,907
1,455,900		PT Semen Gresik Persero Tbk	772,812
2,084,200		PT Tambang Batubara Bukit Asam Tbk	260,910
25,882,883		PT Telekomunikasi Indonesia Persero Tbk	5,951,821
283

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

3,785,145		PT Unilever Indonesia Tbk	$2,098,855
961,300		PT United Tractors Tbk	1,048,466
		TOTAL INDONESIA	40,455,605

KOREA, REPUBLIC OF - 11.6%
16,790		Amorepacific Corp	2,432,027
5,061		Amorepacific Corp (Preference)	260,459
3,961		BGF retail Co Ltd	512,432
138,454		BS Financial Group, Inc	575,787
26,410	*,e	Celltrion Healthcare Co Ltd	1,830,490
48,613	*	Celltrion, Inc	8,402,083
33,095		Cheil Communications, Inc	483,015
42,264		Cheil Industries, Inc	3,700,813
4,382		CJ CheilJedang Corp	985,731
7,960		CJ Corp	531,666
5,823		CJ O Shopping Co Ltd	612,616
13,976		Daelim Industrial Co	1,008,424
144,397	*	Daewoo Engineering & Construction Co Ltd	423,680
26,134		Daewoo International Corp	303,764
184,817		Daewoo Securities Co Ltd	852,005
26,962	*	Daewoo Shipbuilding & Marine Engineering Co Ltd	379,805
29,108		Dongbu Insurance Co Ltd	1,063,170
22,655		Doosan Bobcat, Inc	438,496
12,326		E-Mart Co Ltd	1,214,613
23,470		Fila Korea Ltd	671,018
9,472		GLOVIS Co Ltd	791,656
32,023		GS Engineering & Construction Corp	668,633
25,877		GS Holdings Corp	814,230
12,051		GS Retail Co Ltd	375,492
152,075		Hana Financial Group, Inc	3,471,569
37,843		Hankook Tire Co Ltd	663,943
3,480		Hanmi Pharm Co Ltd	742,466
89,111		Hanon Systems	671,252
55,280		Hanwha Chemical Corp	661,589
23,754		Hanwha Corp	405,174
27,165		HDC Hyundai Development Co-Engineering & Construction	419,914
18,788	*,e	HLB, Inc	1,473,159
9,428		Honam Petrochemical Corp	1,675,406
17,608		Hotel Shilla Co Ltd	1,231,092
283,129		Hynix Semiconductor, Inc	19,484,244
8,009		Hyundai Department Store Co Ltd	477,865
38,599		Hyundai Engineering & Construction Co Ltd	1,118,952
21,012	*	Hyundai Heavy Industries	1,425,307
33,069		Hyundai Marine & Fire Insurance Co Ltd	715,151
34,511		Hyundai Mobis	4,879,172
77,066		Hyundai Motor Co	5,956,618
18,250		Hyundai Motor Co Ltd (2nd Preference)	881,464
12,263		Hyundai Motor Co Ltd (Preference)	575,426
4,911		Hyundai Robotics Co Ltd	980,546
39,665		Hyundai Steel Co	705,479
148,772		Industrial Bank of Korea	969,156
25,934		Kakao Corp	3,919,114
56,962		Kangwon Land, Inc	1,177,248
205,203		KB Financial Group, Inc	5,871,125
2,842		KCC Corp	386,809
2,671	*	KCC Glass Corp	63,243
284

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

131,944		Kia Motors Corp	$3,222,692
13,605	*	KMW Co Ltd	677,783
36,145		Korea Aerospace Industries Ltd	762,542
134,877	*	Korea Electric Power Corp	2,636,121
4,851	*	Korea Express Co Ltd	589,142
16,318		Korea Gas Corp	360,409
20,005		Korea Investment Holdings Co Ltd	828,233
9,838		Korea Kumho Petrochemical	620,405
196,655		Korea Life Insurance Co Ltd	293,007
4,054		Korea Zinc Co Ltd	1,288,499
32,483	*	Korean Air Lines Co Ltd	531,673
59,894		KT&G Corp	3,998,969
23,739		LG Chem Ltd	7,376,020
4,416		LG Chem Ltd (Preference)	627,120
49,134		LG Corp	2,500,158
54,355		LG Electronics, Inc	2,446,250
4,875		LG Household & Health Care Ltd	5,528,230
1,289		LG Household & Health Care Ltd (Preference)	766,343
6,863		LG Innotek Co Ltd	743,554
106,048		LG Telecom Ltd	1,164,520
114,367	*	LG.Philips LCD Co Ltd	1,037,606
20,874		Lotte Corp	689,098
6,195		Lotte Shopping Co Ltd	507,322
2,397		Medy-Tox, Inc	228,288
149,331		Meritz Securities Co Ltd	401,961
72,334		Naver Corp	11,727,553
8,566		NCsoft	4,538,686
13,064	*,g	Netmarble Corp	1,026,647
10,268	*	OCI Co Ltd	336,973
13,154		Orion Corp/Republic of Korea	1,347,579
732		Ottogi Corp	327,358
14,492		Pacific Corp	693,565
3,361	*	Pearl Abyss Corp	531,606
40,870		POSCO	6,175,678
15,291		POSCO Refractories & Environment Co Ltd	653,579
8,530		S1 Corp (Korea)	606,818
8,563	*,g	Samsung Biologics Co Ltd	4,090,397
12,786		Samsung Card Co	314,810
28,397		Samsung Electro-Mechanics Co Ltd	2,654,860
2,477,051		Samsung Electronics Co Ltd	101,850,210
427,452		Samsung Electronics Co Ltd (Preference)	14,817,879
77,417	*	Samsung Engineering Co Ltd	730,665
15,949		Samsung Fire & Marine Insurance Co Ltd	2,501,318
254,190	*	Samsung Heavy Industries Co Ltd	893,513
38,081		Samsung Life Insurance Co Ltd	1,544,364
28,375		Samsung SDI Co Ltd	6,703,192
18,265		Samsung SDS Co Ltd	2,436,613
27,887		Samsung Securities Co Ltd	690,994
236,868		Shinhan Financial Group Co Ltd	6,005,208
3,832		Shinsegae Co Ltd	831,329
17,452		SK C&C Co Ltd	2,604,990
28,572		SK Energy Co Ltd	2,304,896
10,693		SK Telecom Co Ltd	1,858,483
25,625		S-Oil Corp	1,471,256
191,612	*	STX Pan Ocean Co Ltd	542,096
12,402	*,e	ViroMed Co Ltd	677,516
285

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

27,959		Woongjin Coway Co Ltd	$1,417,012
275,742		Woori Financial Group, Inc	1,909,635
87,969		Woori Investment & Securities Co Ltd	700,036
24,790		Yuhan Corp	963,103
		TOTAL KOREA, REPUBLIC OF	318,640,950

LUXEMBOURG - 0.1%
81,022		Reinet Investments S.C.A	1,296,140
		TOTAL LUXEMBOURG	1,296,140

MALAYSIA - 1.8%
624,700	*	AirAsia BHD	117,365
1,026,433		AMMB Holdings BHD	708,976
2,490,581		Bumiputra-Commerce Holdings BHD	1,991,419
73,000	*	Carlsberg Brewery-Malay BHD	465,873
1,847,177		Dialog Group BHD	1,426,142
1,546,925		Digi.Com BHD	1,661,611
72,100		Fraser & Neave Holdings BHD	530,255
906,460		Gamuda BHD	675,646
1,181,075		Genting BHD	1,142,241
90,100		Genting Plantations BHD	199,253
230,200		HAP Seng Consolidated BHD	392,495
837,800		Hartalega Holdings BHD	1,480,018
355,287		Hong Leong Bank BHD	1,096,019
133,206		Hong Leong Credit BHD	405,698
1,098,112		IHH Healthcare BHD	1,336,221
1,287,000		IJM Corp BHD	494,869
1,032,520		IOI Corp BHD	972,222
217,611		Kuala Lumpur Kepong BHD	1,057,522
2,089,050		Malayan Banking BHD	3,666,401
523,176		Malaysia Airports Holdings BHD	636,068
1,116,300		Maxis BHD	1,418,350
752,600		MISC BHD	1,372,334
40,200		Nestle Malaysia BHD	1,308,346
1,310,400		Petronas Chemicals Group BHD	1,696,232
180,700		Petronas Dagangan BHD	852,412
419,500		Petronas Gas BHD	1,498,454
287,240		PPB Group BHD	1,094,952
742,612		Press Metal BHD	676,211
1,611,123		Public Bank BHD	6,123,182
299,800		QL Resources BHD	566,849
1,507,500		Resorts World BHD	828,621
880,370		RHB Capital BHD	968,842
1,441,965		Sime Darby BHD	667,928
1,145,365		Sime Darby Plantation BHD	1,314,492
573,565		Telekom Malaysia BHD	535,336
1,647,763		Tenaga Nasional BHD	4,665,644
1,517,874		TM International BHD	1,383,955
858,700		Top Glove Corp BHD	1,447,201
557,400		Westports Holdings BHD	475,742
1,501,166		YTL Corp BHD	265,919
		TOTAL MALAYSIA	49,617,316

MEXICO - 1.8%
1,453,650		Alfa S.A. de C.V. (Class A)	594,705
498,300	*	Alsea SAB de C.V.	410,822
286

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

17,401,741		America Movil S.A. de C.V. (Series L)	$10,541,696
7,119,697		Cemex S.A. de C.V.	1,497,733
287,760		Coca-Cola Femsa SAB de C.V.	1,159,350
135,051	e	El Puerto de Liverpool SAB de C.V.	340,191
205,425		Embotelladoras Arca SAB de C.V.	791,237
1,646,800		Fibra Uno Administracion S.A. de C.V.	1,350,867
1,024,611		Fomento Economico Mexicano S.A. de C.V.	6,622,283
112,945		Gruma SAB de C.V.	1,072,183
186,430		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	1,164,946
100,291		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	1,004,491
881,520	e	Grupo Bimbo S.A. de C.V. (Series A)	1,301,742
225,498	e	Grupo Carso S.A. de C.V. (Series A1)	451,445
1,294,328		Grupo Financiero Banorte S.A. de C.V.	3,539,652
1,079,144		Grupo Financiero Inbursa S.A.	649,251
1,772,432		Grupo Mexico S.A. de C.V. (Series B)	3,780,051
1,243,590	e	Grupo Televisa S.A.	1,321,453
82,889		Industrias Penoles S.A. de C.V.	639,973
318,600		Infraestructura Energetica ,NV SAB de C.V.	988,016
823,442		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	1,163,021
146,600		Megacable Holdings SAB de C.V.	365,390
531,523		Orbia Advance Corp SAB de C.V.	627,215
112,320	*,e	Promotora y Operadora de Infraestructura SAB de C.V.	780,289
2,743,084		Wal-Mart de Mexico SAB de C.V.	6,597,925
		TOTAL MEXICO	48,755,927

PAKISTAN - 0.0%
221,358		Habib Bank Ltd	138,950
191,300		MCB Bank Ltd	194,887
519,317		Oil & Gas Development Co Ltd	341,391
		TOTAL PAKISTAN	675,228

PERU - 0.3%
107,522		Cia de Minas Buenaventura S.A. (ADR) (Series B)	805,340
35,610		Credicorp Ltd (NY)	5,306,602
45,344	e	Southern Copper Corp (NY)	1,470,959
		TOTAL PERU	7,582,901

PHILIPPINES - 0.8%
1,176,304		Aboitiz Equity Ventures, Inc	959,559
750,800		Aboitiz Power Corp	405,185
20,277	*,†	Altus San Nicolas Corp	2,089
152,663		Ayala Corp	1,736,558
3,764,693	*	Ayala Land, Inc	2,350,380
1,016,476		Banco de Oro Universal Bank	2,000,086
460,619		Bank of the Philippine Islands	529,044
20,581		Globe Telecom, Inc	892,810
58,566	*	GT Capital Holdings, Inc	524,346
587,400		International Container Term Services, Inc	1,027,432
1,486,876		JG Summit Holdings (Series B)	1,480,863
227,840		Jollibee Foods Corp	643,687
142,886		Manila Electric Co	713,431
4,426,900		Megaworld Corp	223,394
6,294,000		Metro Pacific Investments Corp	317,324
906,890		Metropolitan Bank & Trust	693,612
44,840		PLDT, Inc	1,136,472
1,053,143		Robinsons Land Corp	311,165
287

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

181,793		Security Bank Corp	$367,745
126,985		SM Investments Corp	2,116,536
5,192,349		SM Prime Holdings	3,161,944
496,637		Universal Robina	1,229,263
		TOTAL PHILIPPINES	22,822,925

POLAND - 0.7%
242,521	*	Bank Millennium S.A.	165,163
90,094		Bank Pekao S.A.	1,142,824
20,184		Bank Zachodni WBK S.A.	802,315
6,864	*	BRE Bank S.A.	365,538
22,812		CCC S.A.	288,168
34,418		CD Projekt Red S.A.	3,013,246
146,346		Cyfrowy Polsat S.A.	904,831
27,235	*,g	Dino Polska S.A.	1,151,762
56,287		Grupa Lotos S.A.	854,170
71,195	*	KGHM Polska Miedz S.A.	1,339,119
586		LPP S.A.	923,702
982,160		Polish Oil & Gas Co	884,068
441,908	*	Polska Grupa Energetyczna S.A.	441,989
155,414		Polski Koncern Naftowy Orlen S.A.	2,359,082
470,970		Powszechna Kasa Oszczednosci Bank Polski S.A.	2,520,518
315,296		Powszechny Zaklad Ubezpieczen S.A.	2,327,236
333,889	*	Telekomunikacja Polska S.A.	566,993
		TOTAL POLAND	20,050,724

QATAR - 0.9%
1,128,542		Barwa Real Estate Co	886,403
948,910		Commercial Bank of Qatar QSC	1,044,808
967,659		Industries Qatar QSC	1,868,491
1,950,573		Masraf Al Rayan	2,041,218
2,413,710		Mesaieed Petrochemical Holding Co	1,193,265
412,631		Ooredoo QSC	721,863
303,694		Qatar Electricity & Water Co	1,255,525
275,910		Qatar Fuel QSC	1,211,611
751,420		Qatar Insurance Co SAQ	411,995
403,206		Qatar International Islamic Bank QSC	885,350
575,479		Qatar Islamic Bank SAQ	2,445,511
2,344,282		Qatar National Bank	11,057,129
		TOTAL QATAR	25,023,169

ROMANIA - 0.0%
191,602		NEPI Rockcastle plc	819,922
		TOTAL ROMANIA	819,922

RUSSIA - 3.3%
2,851,696		Gazprom (ADR)	14,401,065
225,744		LUKOIL PJSC (ADR)	14,576,290
150,105		Magnit OAO (GDR)	1,655,545
31,218	*	Magnit PJSC (GDR)	344,959
62,992		MMC Norilsk Nickel PJSC (ADR)	1,722,201
272,296		MMC Norilsk Nickel PJSC (ADR)	7,552,900
276,149		Mobile TeleSystems (ADR)	2,366,597
38,648		NovaTek OAO (GDR)	5,419,684
11,062		Novatek PJSC (GDR)	1,553,105
77,905		Novolipetsk Steel PJSC (GDR)	1,343,861
288

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

54,326		PhosAgro OAO (GDR)	$654,845
21,898		PhosAgro PJSC (GDR)	264,528
114,569		Polymetal International plc (ADR)	2,346,248
23,352		Polyus PJSC (GDR)	1,897,347
5,813	*	Polyus PJSC (GDR)	473,469
735,147	*	Rosneft Oil Co PJSC (GDR)	3,294,929
304,038		Sberbank of Russia (ADR)	3,195,439
1,133,188		Sberbank of Russian Federation (ADR)	12,030,421
43,480		Severstal (GDR)	519,151
95,228		Severstal (GDR) (Equiduct)	1,135,202
806,517		Surgutneftegaz (ADR) (London)	3,911,608
107,678		Tatneft PAO (ADR)	4,796,905
28,483		Tatneft PJSC (ADR)	1,265,357
785,086		VTB Bank PJSC (GDR) Equiduct	736,438
126,377	*	VTB Bank PJSC (GDR) Tradegate	119,300
66,543	*	X5 Retail Group NV (GDR)	1,964,349
		TOTAL RUSSIA	89,541,743

SAUDI ARABIA - 2.6%
60,880		Advanced Petrochemical Co	720,321
639,871		Al Rajhi Bank	9,726,580
465,681	*	Alinma Bank	1,968,882
132,738		Almarai Co JSC	1,730,738
312,240		Arab National Bank	1,688,634
170,600		Bank AlBilad	1,028,261
179,429		Bank Al-Jazira	569,532
283,179		Banque Saudi Fransi	2,327,360
12,192		Bupa Arabia for Cooperative Insurance Co	347,254
26,430	*	Co for Cooperative Insurance	506,980
283,763	*	Dar Al Arkan Real Estate Development Co	608,667
249,998	*	Emaar Economic City	485,956
181,790	*	Etihad Etisalat Co	1,342,765
30,220		Jarir Marketing Co	1,185,372
617,179		National Commercial Bank	6,091,151
211,981	*	National Industrialization Co	571,398
121,808	*	Rabigh Refining & Petrochemical Co	442,342
632,742		Riyad Bank	2,860,501
187,564		Sahara International Petrochemical Co	764,132
489,230		Samba Financial Group	3,021,654
19,234		Saudi Airlines Catering Co	407,802
90,269		Saudi Arabian Fertilizer Co	1,692,731
216,819	*	Saudi Arabian Mining Co	2,134,743
647,474	g	Saudi Arabian Oil Co	5,440,640
399,186		Saudi Basic Industries Corp	7,921,791
363,200		Saudi British Bank	2,372,440
45,258		Saudi Cement Co	632,236
443,211		Saudi Electricity Co	2,006,849
103,754		Saudi Industrial Investment Group	512,047
380,181	*	Saudi Kayan Petrochemical Co	872,943
207,299		Saudi Telecom Co	4,992,254
138,500		Savola Group	1,491,381
123,271		Yanbu National Petrochemical Co	1,468,818
		TOTAL SAUDI ARABIA	69,935,155

SINGAPORE - 0.0%
104,800	g	BOC Aviation Ltd	716,609
		TOTAL SINGAPORE	716,609
289

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

SOUTH AFRICA - 3.5%
370,501		Absa Group Ltd	$1,828,478
28,628		Anglo American Platinum Ltd	1,502,397
214,942		AngloGold Ashanti Ltd	5,246,765
212,270	*	Aspen Pharmacare Holdings Ltd	1,324,079
170,677		Bid Corp Ltd	2,224,297
153,193		Bidvest Group Ltd	1,244,069
23,875		Capitec Bank Holdings Ltd	1,163,882
135,609		Clicks Group Ltd	1,687,915
190,194	e	Discovery Holdings Ltd	997,858
126,179		Exxaro Resources Ltd	732,498
1,680,766		FirstRand Ltd	3,668,279
724,642		Fortress REIT Ltd (Class A)	397,072
146,984		Foschini Ltd	576,694
429,543		Gold Fields Ltd	3,197,350
1,672,109		Growthpoint Properties Ltd	1,256,642
403,040		Impala Platinum Holdings Ltd	2,403,833
166,976		Investec Ltd	347,743
33,648		Kumba Iron Ore Ltd	633,279
103,000		Liberty Holdings Ltd	390,592
682,932		Life Healthcare Group Holdings Pte Ltd	658,044
384,525		Momentum Metropolitan Holdings	363,043
143,699		Mr Price Group Ltd	1,023,816
904,109		MTN Group Ltd	2,375,871
242,531	*	MultiChoice Group Ltd	1,136,718
230,806		Naspers Ltd (N Shares)	35,924,584
193,330		Nedbank Group Ltd	1,123,917
185,040	*	Northam Platinum Ltd	917,138
382,703	e,g	Pepkor Holdings Ltd	249,837
213,334		Pick’n Pay Stores Ltd	667,550
70,305		PSG Group Ltd	600,460
364,853		Rand Merchant Investment Holdings Ltd	494,052
2,708,927		Redefine Properties Ltd	333,454
269,290		Remgro Ltd	1,986,067
392,604		RMB Holdings Ltd	1,125,594
940,999		Sanlam Ltd	3,008,290
288,474	*,e	Sasol Ltd	1,369,070
255,027		Shoprite Holdings Ltd	1,473,985
1,150,151	*	Sibanye Stillwater Ltd	2,343,055
104,005		Spar Group Ltd	991,354
652,205	e	Standard Bank Group Ltd	3,593,628
162,176		Telkom S.A. Ltd	179,811
96,741		Tiger Brands Ltd	942,020
329,293		Vodacom Group Pty Ltd	2,189,069
566,283	e	Woolworths Holdings Ltd	932,578
		TOTAL SOUTH AFRICA	96,826,727

SPAIN - 0.0%
39,440	*	AmRest Holdings SE	264,622
		TOTAL SPAIN	264,622

TAIWAN - 12.6%
270,000		Accton Technology Corp	1,957,248
1,648,380		Acer, Inc	912,618
290

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

184,030		Advantech Co Ltd	$1,740,608
72,000		Airtac International Group	1,379,755
1,804,011		ASE Industrial Holding Co Ltd	4,018,816
1,175,512		Asia Cement Corp	1,726,945
367,500		Asustek Computer, Inc	2,484,167
4,781,000		AU Optronics Corp	1,257,310
345,389		Catcher Technology Co Ltd	2,616,147
4,075,604		Cathay Financial Holding Co Ltd	5,438,153
615,272		Chailease Holding Co Ltd	2,337,640
2,826,773		Chang Hwa Commercial Bank	1,848,502
1,084,922		Cheng Shin Rubber Industry Co Ltd	1,247,229
317,079		Chicony Electronics Co Ltd	893,157
957,000		China Airlines	264,105
6,002,754		China Development Financial Holding Corp	1,816,243
1,188,133	*	China Life Insurance Co Ltd (Taiwan)	811,282
6,182,151		China Steel Corp	4,140,599
9,613,282		Chinatrust Financial Holding Co	6,406,219
2,010,763		Chunghwa Telecom Co Ltd	7,390,362
2,273,000		Compal Electronics, Inc	1,449,023
1,014,768		Delta Electronics, Inc	4,733,087
5,198,848		E.Sun Financial Holding Co Ltd	4,723,622
93,316		Eclat Textile Co Ltd	931,606
859,554		Eva Airways Corp	330,567
898,980	*	Evergreen Marine Corp Tawain Ltd	332,767
1,583,071		Far Eastern Textile Co Ltd	1,374,686
857,000		Far EasTone Telecommunications Co Ltd	1,908,774
187,928		Feng TAY Enterprise Co Ltd	1,069,155
5,162,112		First Financial Holding Co Ltd	3,801,756
1,813,173		Formosa Chemicals & Fibre Corp	4,592,809
647,064		Formosa Petrochemical Corp	1,941,395
2,328,453		Formosa Plastics Corp	6,834,580
449,000		Formosa Taffeta Co Ltd	511,957
439,512		Foxconn Technology Co Ltd	843,903
3,467,646		Fubon Financial Holding Co Ltd	4,903,179
5,080,124		Fuhwa Financial Holdings Co Ltd	2,895,564
173,000		Giant Manufacturing Co Ltd	1,019,762
117,509		Globalwafers Co Ltd	1,495,540
400,420		Highwealth Construction Corp	584,296
120,795		Hiwin Technologies Corp	1,152,165
6,499,002		Hon Hai Precision Industry Co, Ltd	16,702,217
151,608		Hotai Motor Co Ltd	2,799,158
4,079,706		Hua Nan Financial Holdings Co Ltd	2,650,102
4,190,487		InnoLux Display Corp	910,191
1,362,060		Inventec Co Ltd	1,070,203
52,125		Largan Precision Co Ltd	7,105,343
1,104,778		Lite-On Technology Corp	1,716,769
786,170		MediaTek, Inc	10,855,771
5,698,125		Mega Financial Holding Co Ltd	5,731,909
336,000		Micro-Star International Co Ltd	1,042,254
2,703,860		Nan Ya Plastics Corp	5,981,628
666,000		Nanya Technology Corp	1,429,623
97,000		Nien Made Enterprise Co Ltd	744,296
303,474		Novatek Microelectronics Corp Ltd	1,887,292
1,021,000		Pegatron Technology Corp	2,239,979
75,000		Phison Electronics Corp	711,717
1,053,512		Pou Chen Corp	992,086
291

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

366,000		Powertech Technology, Inc	$1,223,926
296,000		President Chain Store Corp	3,060,855
1,382,000		Quanta Computer, Inc	2,986,042
254,085		Realtek Semiconductor Corp	2,175,812
284,048		Ruentex Development Co Ltd	422,752
206,975		Ruentex Industries Ltd	474,031
1,679,421		Shanghai Commercial & Savings Bank Ltd	2,473,097
5,024,335		Shin Kong Financial Holding Co Ltd	1,430,364
5,063,717		SinoPac Financial Holdings Co Ltd	2,061,005
242,777		Standard Foods Corp	547,182
702,050		Synnex Technology International Corp	936,950
4,678,297		Taishin Financial Holdings Co Ltd	1,989,831
2,482,953		Taiwan Business Bank	899,447
2,604,827		Taiwan Cement Corp	3,758,180
4,577,941		Taiwan Cooperative Financial Holding	3,074,147
1,087,000		Taiwan High Speed Rail Corp	1,241,470
836,859		Taiwan Mobile Co Ltd	3,015,294
12,785,848		Taiwan Semiconductor Manufacturing Co Ltd	128,981,023
1,078,000	*	Tatung Co Ltd	774,596
2,523,908		Uni-President Enterprises Corp	5,876,632
5,852,452		United Microelectronics Corp	3,027,854
489,000		Vanguard International Semiconductor Corp	1,134,489
173,000		Walsin Technology Corp	1,225,214
184,878		Win Semiconductors Corp	1,652,729
1,409,000		Winbond Electronics Corp	653,813
1,484,560		Wistron Corp	1,392,134
40,000		Wiwynn Corp	1,026,365
786,660		WPG Holdings Co Ltd	1,024,764
140,009		Yageo Corp	1,811,484
258,127		Zhen Ding Technology Holding Ltd	926,242
		TOTAL TAIWAN	343,965,560

THAILAND - 2.3%
657,600		Advanced Info Service PCL (Foreign)	4,005,372
2,132,700		Airports of Thailand PCL (Foreign)	4,067,779
341,700		B Grimm Power PCL	468,605
334,748		Bangkok Bank PCL (Foreign)	1,067,509
4,771,300		Bangkok Dusit Medical Services PCL (Foreign)	3,007,035
3,279,100		Bangkok Expressway & Metro PCL	947,300
2,166,600		Banpu PCL (Foreign)	384,996
502,500		Berli Jucker PCL	617,789
3,250,700		BTS Group Holdings PCL	1,155,403
195,100		Bumrungrad Hospital PCL (Foreign)	702,331
1,108,400	*	Central Pattana PCL (Foreign)	1,641,124
862,216	*	Central Retail Corp PCL	985,999
1,710,380		Charoen Pokphand Foods PCL	1,416,816
3,307,855		CP Seven Eleven PCL (Foreign)	7,230,720
126,400		Electricity Generating PCL	1,105,726
697,100		Energy Absolute PCL (Foreign)	854,984
310,400		Global Power Synergy Co Ltd (Foreign)	670,582
1,135,500		Gulf Energy Development PCL	1,359,933
2,368,326		Home Product Center PCL (Foreign)	984,201
742,978		Indorama Ventures PCL (Foreign)	649,815
989,200		Intouch Holdings PCL (Class F)	1,620,332
8,616,500		IRPC PCL (Foreign)	705,348
1,035,349		Kasikornbank PCL (Foreign)	2,700,645
292

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

3,237,660		Krung Thai Bank PCL (Foreign)	$1,070,714
3,752,000		Land and Houses PCL Co Reg	852,332
1,116,870	*	Minor International PCL (Foreign)	721,772
211,600		Muangthai Capital PCL	307,807
321,200		Osotspa PCL	408,633
948,898		PTT Exploration & Production PCL (Foreign)	2,449,311
1,368,929		PTT Global Chemical PCL (Foreign)	1,575,804
6,407,100		PTT PCL (Foreign)	6,995,675
305,200		Ratch Group PCL	624,205
443,458		Siam Cement PCL (Foreign)	4,710,600
364,700		Siam Commercial Bank PCL (Foreign)	761,707
294,900		Srisawad Corp PCL	486,985
869,200		Thai Oil PCL (Foreign)	1,087,348
1,393,400		Thai Union Group PCL	564,164
7,335,631		TMB Bank PCL (Foreign)	215,059
371,800		Total Access Communication PCL (Foreign)	481,148
4,393,148		True Corp PCL (Foreign)	448,441
		TOTAL THAILAND	62,112,049

TURKEY - 0.4%
1,364,893	*	Akbank TAS	1,152,243
90,802		Anadolu Efes Biracilik Ve Malt Sanayii AS	238,206
112,555		Arcelik AS	264,211
185,457		Aselsan Elektronik Sanayi Ve Ticaret AS	721,460
222,853		BIM Birlesik Magazalar AS	1,769,520
812,172		Eregli Demir ve Celik Fabrikalari TAS	936,351
34,477		Ford Otomotiv Sanayi AS	312,239
466,615		Haci Omer Sabanci Holding AS	545,189
353,348		KOC Holding AS	775,332
137,158		TAV Havalimanlari Holding AS	357,279
72,453	*	Tupras Turkiye Petrol Rafine	940,882
285,468	*	Turk Hava Yollari	436,759
588,201		Turkcell Iletisim Hizmet AS	1,171,795
1,223,864	*	Turkiye Garanti Bankasi AS	1,460,337
753,373	*	Turkiye Is Bankasi (Series C)	534,788
		TOTAL TURKEY	11,616,591

UNITED ARAB EMIRATES - 0.6%
1,400,046		Abu Dhabi Commercial Bank PJSC	1,682,627
1,907,605		Aldar Properties PJSC	931,177
93,185		DP World Ltd	1,488,052
761,612		Dubai Islamic Bank PJSC	759,763
1,119,316		Emaar Malls Group PJSC	390,062
1,874,053		Emaar Properties PJSC	1,374,374
924,216		Emirates Telecommunications Group Co PJSC	3,883,856
1,417,591		National Bank of Abu Dhabi PJSC	4,420,508
		TOTAL UNITED ARAB EMIRATES	14,930,419

UNITED KINGDOM - 0.1%
2,588,203		Old Mutual Ltd	1,878,784
		TOTAL UNITED KINGDOM	1,878,784

UNITED STATES - 1.9%
102,000		iShares MSCI Emerging Markets	3,737,280
122,762		iShares MSCI South Korea Index Fund	6,336,974
534,000		Nexteer Automotive Group Ltd	274,440
293

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

SHARES		COMPANY			VALUE

17,821	*	Titan Cement International S.A.			$246,458
1,100,559		Vanguard Emerging Markets ETF			39,807,219
		TOTAL UNITED STATES			50,402,371

		TOTAL COMMON STOCKS			2,732,612,591
		(Cost $2,661,245,902)

PREFERRED STOCKS - 0.0%

PHILIPPINES - 0.0%
307,700	*,†	Ayala Land, Inc			610
		TOTAL PHILIPPINES			610

		TOTAL PREFERRED STOCKS			610
		(Cost $725)

RIGHTS / WARRANTS - 0.0%

CHINA - 0.0%
12,923	†	Legend Holdings Corp			2,167
		TOTAL CHINA			2,167

KOREA, REPUBLIC OF - 0.0%
1,876	e	HLB Inc			25,925
		TOTAL KOREA, REPUBLIC OF			25,925

THAILAND - 0.0%
267,460		BTS Group Holdings PCL			8,101
		TOTAL THAILAND			8,101

		TOTAL RIGHTS / WARRANTS			36,193
		(Cost $0)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.0%

GOVERNMENT AGENCY DEBT - 0.3%
$7,925,000		Federal Farm Credit Bank (FFCB)	0.010%	05/01/20	7,925,000
		TOTAL GOVERNMENT AGENCY DEBT			7,925,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.7%
20,176,988	c	State Street Navigator Securities Lending Government Money Market Portfolio			20,176,988
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			20,176,988

		TOTAL SHORT-TERM INVESTMENTS			28,101,988
		(Cost $28,101,988)
		TOTAL INVESTMENTS - 100.9%			2,760,751,382
		(Cost $2,689,348,615)
		OTHER ASSETS & LIABILITIES, NET - (0.9)%			(23,589,330)
		NET ASSETS - 100.0%			$2,737,162,052
294

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $35,047,069.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2020, the aggregate value of these securities is $71,206,715 or 2.6% of net assets.

295

TIAA-CREF FUNDS – Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2020

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$610,683,180	22 .3%
INFORMATION TECHNOLOGY	455,879,864	16 .7
CONSUMER DISCRETIONARY	411,886,026	15 .1
COMMUNICATION SERVICES	354,953,378	13 .0
MATERIALS	184,538,039	6 .7
CONSUMER STAPLES	178,551,404	6 .5
ENERGY	155,541,712	5 .7
INDUSTRIALS	138,515,522	5 .1
HEALTH CARE	98,694,835	3 .6
REAL ESTATE	76,661,453	2 .8
UTILITIES	66,743,981	2 .4
SHORT-TERM INVESTMENTS	28,101,988	1 .0
OTHER ASSETS & LIABILITIES, NET	(23,589,330)	(0.9)

NET ASSETS	$2,737,162,052	100 .0%
296

TIAA-CREF FUNDS – International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2020

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.0%

AUSTRALIA - 6.8%
649,541		AGL Energy Ltd	$7,128,717
2,330,329		Alumina Ltd	2,584,918
3,303,821	*,e	AMP Ltd	3,048,298
1,151,602		APA Group	8,137,063
565,526		Aristocrat Leisure Ltd	9,274,507
2,107,920		AusNet Services	2,570,869
2,784,573		Australia & New Zealand Banking Group Ltd	30,247,313
191,552		Australian Stock Exchange Ltd	10,099,671
989,098	*,†	AZ BGP Holdings	2,579
507,772	e	Bendigo Bank Ltd	2,148,457
2,900,448		BHP Billiton Ltd	59,210,620
2,080,221		BHP Group plc	34,916,451
489,115		BlueScope Steel Ltd	3,192,386
1,196,976		Boral Ltd	2,326,303
1,552,597		Brambles Ltd	11,097,280
245,861		Caltex Australia Ltd	3,958,334
544,985		Challenger Financial Services Group Ltd	1,735,689
89,853		CIMIC Group Ltd	1,430,314
523,763		Coca-Cola Amatil Ltd	2,916,098
63,226		Cochlear Ltd	7,517,408
1,309,284		Coles Group Ltd	13,129,267
1,738,938		Commonwealth Bank of Australia	70,246,979
455,789		Computershare Ltd	3,585,998
440,102		Crown Resorts Ltd	2,817,354
447,524		CSL Ltd	89,203,728
1,036,704		Dexus Property Group	6,154,213
150,168	†,e	Flight Centre Travel Group Ltd	1,064,233
30,776	*,†	Flight Centre Travel Group Ltd	0
1,364,427		Fortescue Metals Group Ltd	10,427,289
1,596,858		Goodman Group	13,600,814
1,856,998		GPT Group	5,103,533
547,021	e	Harvey Norman Holdings Ltd	981,475
1,567,414		Incitec Pivot Ltd	2,424,178
2,227,771		Insurance Australia Group Ltd	8,323,627
546,825		Lend Lease Corp Ltd	4,355,918
330,885		Macquarie Group Ltd	21,918,812
121,981		Magellan Financial Group Ltd	3,995,686
2,825,466		Medibank Pvt Ltd	4,949,700
3,874,441		Mirvac Group	5,629,925
2,833,410		National Australia Bank Ltd	31,047,031
754,238		Newcrest Mining Ltd	13,622,156
2,159,671		Oil Search Ltd	4,238,387
405,354		Orica Ltd	4,697,522
1,704,265		Origin Energy Ltd	6,129,723
749,831		Qantas Airways Ltd	1,862,323
297

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

1,408,125		QBE Insurance Group Ltd	$7,624,791
2,065,488		QR National Ltd	6,274,646
164,077		Ramsay Health Care Ltd	6,663,423
56,269		REA Group Ltd	3,219,654
365,324		Rio Tinto Ltd	20,590,079
1,108,872		Rio Tinto plc	51,472,300
1,728,893		Santos Ltd	5,497,528
5,210,486		Scentre Group	7,827,436
310,896		Seek Ltd	3,470,927
453,456		Sonic Healthcare Ltd	8,008,145
4,865,345		South32 Ltd	6,118,914
2,368,383		Stockland Trust Group	4,397,863
1,205,994		Suncorp-Metway Ltd	7,169,462
1,133,815		Sydney Airport	4,618,465
1,975,248	e	Tabcorp Holdings Ltd	4,118,141
4,145,550		Telstra Corp Ltd	8,155,182
378,090		TPG Telecom Ltd	1,804,137
2,682,580		Transurban Group	23,914,575
690,639		Treasury Wine Estates Ltd	4,542,581
3,092,007		Vicinity Centres	2,960,083
110,235	e	Washington H Soul Pattinson & Co Ltd	1,325,758
1,122,681		Wesfarmers Ltd	27,269,294
3,505,536		Westpac Banking Corp	36,472,098
134,906	e	Wisetech Global Ltd	1,606,479
922,870		Woodside Petroleum Ltd	13,214,794
1,241,381		Woolworths Ltd	28,727,935
355,162	e	Worley Ltd	2,058,605
		TOTAL AUSTRALIA	832,176,441

AUSTRIA - 0.2%
70,422	*	Andritz AG.	2,313,891
299,208		Erste Bank der Oesterreichischen Sparkassen AG.	6,484,686
65,106	e	Oest Elektrizitatswirts AG. (Class A)	2,947,847
143,747		OMV AG.	4,693,600
146,723		Raiffeisen International Bank Holding AG.	2,532,449
113,058	e	Voestalpine AG.	2,343,240
		TOTAL AUSTRIA	21,315,713

BELGIUM - 0.9%
174,177		Ageas	6,278,058
750,492		Anheuser-Busch InBev S.A.	34,950,425
56,254		Colruyt S.A.	3,371,390
44,479	*	Galapagos NV	9,821,572
77,155	*	Groupe Bruxelles Lambert S.A.	6,172,080
245,461		KBC Groep NV	13,314,031
148,191		Proximus plc	3,162,903
71,717		Solvay S.A.	5,601,648
51,120		Telenet Group Holding NV	2,135,125
124,498	*	UCB S.A.	11,408,861
194,713		Umicore S.A.	8,438,957
		TOTAL BELGIUM	104,655,050

CHILE - 0.0%
388,258		Antofagasta plc	3,975,730
		TOTAL CHILE	3,975,730
298

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

CHINA - 0.1%
37,800	*,e	BeiGene Ltd (ADR)	$5,776,974
1,297,200	*,e,g	Budweiser Brewing Co APAC Ltd	3,525,040
2,140,838		Yangzijiang Shipbuilding	1,484,523
		TOTAL CHINA	10,786,537

DENMARK - 2.2%
3,736		AP Moller - Maersk AS (Class A)	3,461,762
6,441		AP Moller - Maersk AS (Class B)	6,410,424
103,024		Carlsberg AS (Class B)	12,996,782
103,856		Christian Hansen Holding	8,954,847
117,282		Coloplast AS	18,498,169
643,883		Danske Bank AS	7,644,868
208,025		DSV AS	21,613,837
63,835	*	Genmab AS	15,344,947
66,195		H Lundbeck AS	2,415,172
158,842		ISS AS	2,361,554
1,741,553		Novo Nordisk AS	111,093,678
210,210		Novozymes AS	10,312,189
185,798	g	Orsted AS	18,767,535
101,082		Pandora AS	3,594,327
117,954		Tryg A.S.	3,145,811
186,084		Vestas Wind Systems AS	15,979,614
105,898	*,e	William Demant Holding A.S.	2,531,789
		TOTAL DENMARK	265,127,305

FINLAND - 1.1%
140,665		Elisa Oyj (Series A)	8,547,964
436,321		Fortum Oyj	7,229,902
336,777		Kone Oyj (Class B)	20,393,220
101,886		Metso Oyj	2,826,736
416,272		Neste Oil Oyj	14,700,860
5,558,323		Nokia Oyj (Turquoise)	20,037,395
120,948		Nokian Renkaat Oyj	2,569,579
3,194,307	*	Nordea Bank Abp	20,488,082
104,801	*	Orion Oyj (Class B)	5,325,813
436,845	*	Sampo Oyj (A Shares)	14,480,292
571,083		Stora Enso Oyj (R Shares)	6,718,537
525,516		UPM-Kymmene Oyj	14,412,363
432,156		Wartsila Oyj (B Shares)	3,172,123
		TOTAL FINLAND	140,902,866

FRANCE - 10.1%
172,800		Accor S.A.	4,807,017
28,567		Aeroports de Paris	2,788,612
464,595		Air Liquide	59,028,753
575,394		Airbus SE	36,433,077
191,304		Alstom RGPT	7,847,094
58,693	g	Amundi S.A.	3,895,694
68,395		Arkema	5,692,719
95,922		Atos Origin S.A.	6,859,779
1,914,022		AXA S.A.	34,024,598
299

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

44,226		BioMerieux	$5,464,293
1,111,984		BNP Paribas S.A.	34,934,447
797,780		Bollore	2,114,294
220,231	*	Bouygues S.A.	6,776,104
289,189		Bureau Veritas S.A.	6,003,545
156,414		Cap Gemini S.A.	14,704,599
596,287		Carrefour S.A.	8,855,591
54,142	*,e	Casino Guichard Perrachon S.A.	2,032,322
178,322		CNP Assurances	1,839,696
487,599		Compagnie de Saint-Gobain	12,973,989
1,146,233		Credit Agricole S.A.	9,219,676
604,666		Danone	42,143,423
2,467		Dassault Aviation S.A.	2,009,142
129,484		Dassault Systemes S.A.	18,965,558
239,469		Edenred	9,646,555
77,873		Eiffage S.A.	6,363,920
608,647		Electricite de France	4,845,394
278,756		Essilor International S.A.	34,628,306
38,059		Eurazeo	1,822,766
170,303	e	Eutelsat Communications	1,906,761
78,849		Faurecia	2,825,272
50,562		Fonciere Des Regions	3,175,362
1,800,523		Gaz de France	19,534,884
44,892		Gecina S.A.	5,890,322
450,817		Getlink S.E.	5,750,184
31,449		Hermes International	22,991,419
26,522		Icade	2,037,284
14,885		Iliad S.A.	2,216,686
59,089		Ingenico	7,434,445
36,957		Ipsen	2,751,923
76,585		JC Decaux S.A.	1,585,277
74,590		Kering	37,944,271
193,463		Klepierre	3,927,472
258,213		Legrand S.A.	17,311,263
248,490		L’Oreal S.A.	72,246,257
273,666		LVMH Moet Hennessy Louis Vuitton S.A.	105,797,234
167,630		Michelin (C.G.D.E.) (Class B)	16,196,583
968,437		Natixis	2,286,259
1,954,713		Orange S. A.	23,747,873
210,441		Pernod-Ricard S.A.	32,133,419
578,681		Peugeot S.A.	8,203,172
212,963		Publicis Groupe S.A.	6,286,445
25,805	e	Remy Cointreau S.A.	2,878,456
192,806		Renault S.A.	3,799,178
322,670		Safran S.A.	29,998,978
1,109,783		Sanofi-Aventis	108,396,645
27,542	*	Sartorius Stedim Biotech	6,603,832
544,267	*	Schneider Electric S.A.	50,296,987
155,246	*	SCOR SE	4,374,007
21,477		SEB S.A.	2,575,685
802,814		Societe Generale	12,595,369
84,542		Sodexho Alliance S.A.	6,758,752
330,736	e	Suez Environnement S.A.	3,741,034
56,940		Teleperformance	12,755,067
300

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

103,106		Thales S.A.	$7,808,333
2,363,364		Total S.A.	83,881,396
89,231	*	Ubisoft Entertainment	6,637,162
113,135		Unibail-Rodamco-Westfield	6,698,884
24,147		Unibail-Rodamco-Westfield	1,421,511
237,173		Valeo S.A.	5,436,688
529,136		Veolia Environnement	11,280,356
507,137		Vinci S.A.	41,545,642
804,082		Vivendi Universal S.A.	17,378,745
26,683		Wendel	2,289,029
134,924	*,g	Worldline S.A.	9,138,306
		TOTAL FRANCE	1,229,191,072

GERMANY - 8.2%
177,606		Adidas-Salomon AG.	40,659,765
411,744		Allianz AG.	75,773,765
1,207,877		Aroundtown S.A.	6,497,016
906,933		BASF SE	46,413,626
967,776		Bayer AG.	63,650,004
327,293		Bayerische Motoren Werke AG.	19,253,068
54,871		Bayerische Motoren Werke AG. (Preference)	2,573,795
100,059		Beiersdorf AG.	10,469,012
149,496		Brenntag AG.	6,768,869
38,589		Carl Zeiss Meditec AG.	3,805,174
1,003,008		Commerzbank AG.	3,698,023
108,515	*	Continental AG.	9,067,673
168,817	*,g	Covestro AG.	5,670,751
900,466		Daimler AG. (Registered)	30,798,625
111,567	*,g	Delivery Hero AG.	9,462,571
504,549		Deutsche Annington Immobilien SE	24,949,362
1,932,876		Deutsche Bank AG. (Registered)	14,315,312
186,489		Deutsche Boerse AG.	28,912,962
235,614	e	Deutsche Lufthansa AG.	2,109,377
970,368		Deutsche Post AG.	28,826,898
3,274,833	*	Deutsche Telekom AG.	47,876,798
354,139		Deutsche Wohnen AG.	14,352,598
2,202,537		E.ON AG.	22,063,402
205,580		Evonik Industries AG.	5,057,356
37,780	e	Fraport AG. Frankfurt Airport Services Worldwide	1,654,894
208,682		Fresenius Medical Care AG.	16,354,513
411,535		Fresenius SE	17,824,779
67,810		Fuchs Petrolub AG. (Preference)	2,629,370
148,419	*	GEA Group AG.	3,405,902
58,876		Hannover Rueckversicherung AG.	9,380,978
147,865		HeidelbergCement AG.	7,010,446
104,510	*	Henkel KGaA	8,146,901
174,632	*	Henkel KGaA (Preference)	15,504,966
24,663		Hochtief AG.	1,929,910
1,232,425		Infineon Technologies AG.	22,911,917
63,112		KION Group AG.	3,130,494
48,132		Knorr-Bremse AG.	4,476,443
81,056		Lanxess AG.	3,988,393
127,073	*	Merck KGaA	14,747,886
176,183		Metro Wholesale & Food Specialist AG.	1,539,361
301

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

50,794	*	MTU Aero Engines Holding AG.	$6,916,894
142,136		Muenchener Rueckver AG.	31,131,232
153,913		Porsche AG.	7,771,638
81,879	*	Puma AG. Rudolf Dassler Sport	5,143,267
574,604		RWE AG.	16,530,028
967,186		SAP AG.	115,198,773
35,132	*	Sartorius AG.	9,870,023
753,469		Siemens AG.	69,532,454
152,917	g	Siemens Healthineers AG.	6,731,996
127,007		Symrise AG.	12,867,023
835,818		Telefonica Deutschland Holding AG.	2,377,702
413,856	*,e	ThyssenKrupp AG.	2,753,055
457,881		TUI AG. (DI)	1,824,059
196,404		Uniper SE	5,283,742
114,376		United Internet AG.	3,935,510
32,568		Volkswagen AG.	4,814,976
183,917		Volkswagen AG. (Preference)	25,588,584
115,351	e	Wirecard AG.	11,414,848
135,746	*,g	Zalando SE	6,653,410
		TOTAL GERMANY	1,004,002,169

HONG KONG - 3.2%
11,888,738		AIA Group Ltd	109,112,061
292,112		ASM Pacific Technology	2,951,706
1,254,221		Bank of East Asia Ltd	2,656,948
3,582,544		BOC Hong Kong Holdings Ltd	10,995,303
2,545,803		CK Asset Holdings Ltd	16,086,268
646,869		CK Infrastructure Holdings Ltd	3,842,410
1,629,959		CLP Holdings Ltd	17,447,286
372,615		Dairy Farm International Holdings Ltd	1,785,654
1,974,971		Hang Lung Properties Ltd	4,224,871
739,868		Hang Seng Bank Ltd	12,940,326
1,418,108		Henderson Land Development Co Ltd	5,779,652
3,030,627		HK Electric Investments & HK Electric Investments Ltd	3,135,524
3,742,931		HKT Trust and HKT Ltd	6,040,042
10,046,995		Hong Kong & China Gas Ltd	18,006,219
1,402,985		Hong Kong Electric Holdings Ltd	9,400,379
1,188,947		Hong Kong Exchanges and Clearing Ltd	38,120,181
1,122,055		Hongkong Land Holdings Ltd	4,693,718
218,261		Jardine Matheson Holdings Ltd	9,560,078
218,250		Jardine Strategic Holdings Ltd	4,691,698
681,448		Kerry Properties Ltd	1,882,140
2,082,907		Link REIT	18,567,534
225,745		Melco Crown Entertainment Ltd (ADR)	3,571,286
1,553,897		MTR Corp	8,609,095
5,940,049		New World Development Co Ltd	7,017,832
1,441,078		NWS Holdings Ltd	1,501,844
5,127,780		PCCW Ltd	3,141,197
2,922,645		Sino Land Co	4,084,484
2,039,375		SJM Holdings Ltd	2,013,561
1,569,519		Sun Hung Kai Properties Ltd	21,461,326
485,446		Swire Pacific Ltd (Class A)	3,156,939
1,142,054		Swire Properties Ltd	3,203,195
1,351,431		Techtronic Industries Co	10,247,236
302

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

714,000	e	Vitasoy International Holdings Ltd	$2,546,476
9,360,686	g	WH Group Ltd	8,927,776
1,184,914	e	Wharf Real Estate Investment Co Ltd	5,016,299
771,194		Wheelock & Co Ltd	5,652,067
740,957		Yue Yuen Industrial Holdings	1,181,943
		TOTAL HONG KONG	393,252,554

IRELAND - 0.6%
120,980	*	AerCap Holdings NV	3,401,958
860,319		AIB Group plc	1,190,525
978,090		Bank of Ireland Group plc	2,007,136
780,017		CRH plc	23,664,616
67,097	*,†	Irish Bank Resolution Corp Ltd	0
156,658		Kerry Group plc (Class A)	17,974,226
148,772		Kingspan Group plc	7,580,976
77,637	e	Paddy Power plc	9,555,011
222,507		Smurfit Kappa Group plc	6,970,307
		TOTAL IRELAND	72,344,755

ISRAEL - 0.6%
42,657		Azrieli Group	2,525,862
1,102,755		Bank Hapoalim Ltd	7,068,167
1,430,848		Bank Leumi Le-Israel	7,709,550
120,642	*	Check Point Software Technologies	12,756,685
26,328		Elbit Systems Ltd	3,569,214
681,111		Israel Chemicals Ltd	2,376,412
1,107,290		Israel Discount Bank Ltd	3,592,394
134,408		Mizrahi Tefahot Bank Ltd	2,752,825
60,834	*	Nice Systems Ltd	9,990,731
1,078,570	*	Teva Pharmaceutical Industries Ltd (ADR)	11,583,842
47,415	*	Wix.com Ltd	6,202,356
		TOTAL ISRAEL	70,128,038

ITALY - 1.8%
1,080,988		Assicurazioni Generali S.p.A.	15,422,058
487,952		Autostrade S.p.A.	7,999,113
573,161		Davide Campari-Milano S.p.A	4,454,811
7,999,819		Enel S.p.A.	54,642,312
2,491,248		ENI S.p.A.	23,732,437
119,368		Ferrari NV	18,656,658
593,929	*	FinecoBank Banca Fineco S.p.A	6,617,329
406,486		Finmeccanica S.p.A.	2,807,227
14,668,967		Intesa Sanpaolo S.p.A.	22,905,643
616,887		Mediobanca S.p.A.	3,586,276
175,544		Moncler S.p.A	6,601,663
381,974	g	Pirelli & C S.p.A	1,479,154
509,886	g	Poste Italiane S.p.A	4,337,546
239,190		Prysmian S.p.A.	4,513,034
106,410		Recordati S.p.A.	4,633,910
2,045,118		Snam Rete Gas S.p.A.	9,174,172
5,702,691		Telecom Italia RSP	2,274,398
8,660,906	*,e	Telecom Italia S.p.A.	3,439,319
1,419,569		Terna Rete Elettrica Nazionale S.p.A.	8,889,239
1,980,262		UniCredit S.p.A.	15,293,105
		TOTAL ITALY	221,459,404
303

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

JAPAN - 25.1%
38,383		ABC-Mart, Inc	$1,950,573
374,274		Acom Co Ltd	1,512,151
196,900		Advantest Corp	9,553,868
638,145		Aeon Co Ltd	12,846,870
107,273		AEON Financial Service Co Ltd	1,115,559
94,314		Aeon Mall Co Ltd	1,185,592
169,873		Air Water, Inc	2,290,178
160,621		Aisin Seiki Co Ltd	4,625,791
434,788		Ajinomoto Co, Inc	7,743,911
183,361		Alfresa Holdings Corp	3,656,467
111,180	e	All Nippon Airways Co Ltd	2,362,572
209,080		Alps Electric Co Ltd	2,156,519
329,796		Amada Co Ltd	2,981,039
118,888		Aozora Bank Ltd	2,115,745
357,221		Asahi Breweries Ltd	12,283,156
181,073		Asahi Glass Co Ltd	4,465,288
189,200		Asahi Intecc Co Ltd	5,012,143
1,236,965		Asahi Kasei Corp	8,775,614
871,499		Ashikaga Holdings Co Ltd	1,830,723
1,853,161		Astellas Pharma, Inc	30,649,701
56,399		Bank of Kyoto Ltd	1,930,445
70,034		Benesse Holdings, Inc	1,994,385
1,884		BLife Investment Corp	4,558,526
552,912		Bridgestone Corp	17,210,659
215,461		Brother Industries Ltd	3,651,740
83,689		Calbee, Inc	2,532,226
980,577	*	Canon, Inc	20,626,567
187,843	*	Casio Computer Co Ltd	2,964,506
140,771		Central Japan Railway Co	22,150,942
40,816		Century Leasing System, Inc	1,395,252
541,343		Chiba Bank Ltd	2,511,840
644,972		Chubu Electric Power Co, Inc	8,722,587
220,748		Chugai Pharmaceutical Co Ltd	26,313,536
305,503		Chugoku Electric Power Co, Inc	4,110,560
119,764		Coca-Cola West Japan Co Ltd	2,144,464
1,058,423		Concordia Financial Group Ltd	3,242,982
157,321		Credit Saison Co Ltd	1,786,717
99,700		CyberAgent, Inc	4,186,000
233,633		Dai Nippon Printing Co Ltd	4,925,944
232,131		Daicel Chemical Industries Ltd	1,884,306
98,489		Daifuku Co Ltd	6,892,335
1,059,346		Dai-ichi Mutual Life Insurance Co	13,275,958
557,830		Daiichi Sankyo Co Ltd	38,345,922
244,480		Daikin Industries Ltd	31,374,339
68,959		Daito Trust Construction Co Ltd	6,556,996
557,494		Daiwa House Industry Co Ltd	14,127,079
1,466,972	*	Daiwa Securities Group, Inc	6,100,302
422,253		Denso Corp	14,842,930
212,847		Dentsu, Inc	4,445,066
26,185		Disco Corp	5,847,480
438,172		Don Quijote Co Ltd	8,489,007
304

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

294,181		East Japan Railway Co	$21,481,089
247,796		Eisai Co Ltd	17,298,875
144,149		Electric Power Development Co	2,885,016
247,344		FamilyMart Co Ltd	4,194,368
190,829		Fanuc Ltd	31,145,820
57,360	e	Fast Retailing Co Ltd	27,202,795
133,999	*	Fuji Electric Holdings Co Ltd	3,196,194
605,596		Fuji Heavy Industries Ltd	12,120,701
354,586		Fujifilm Holdings Corp	16,889,832
192,712		Fujitsu Ltd	18,721,658
177,093		Fukuoka Financial Group, Inc	2,530,047
40,300		GMO Payment Gateway, Inc	3,592,717
227,781		Hakuhodo DY Holdings, Inc	2,523,353
139,566		Hamamatsu Photonics KK	6,100,322
218,937		Hankyu Hanshin Holdings, Inc	7,490,456
21,483		Hikari Tsushin, Inc	4,157,607
286,437		Hino Motors Ltd	1,703,935
31,867		Hirose Electric Co Ltd	3,498,897
47,345		Hisamitsu Pharmaceutical Co, Inc	2,230,683
109,937	*	Hitachi Construction Machinery Co Ltd	2,579,367
953,455	*	Hitachi Ltd	28,297,995
207,546		Hitachi Metals Ltd	1,999,857
1,605,825		Honda Motor Co Ltd	38,996,107
54,392		Hoshizaki Electric Co Ltd	4,145,041
373,396	*	Hoya Corp	34,051,220
279,355		Hulic Co Ltd	2,762,807
192,192		Idemitsu Kosan Co Ltd	4,367,181
131,563	e	Iida Group Holdings Co Ltd	1,747,482
1,007,417		Inpex Holdings, Inc	6,502,970
328,251		Isetan Mitsukoshi Holdings Ltd	1,996,894
150,738		Ishikawajima-Harima Heavy Industries Co Ltd	1,868,344
553,864		Isuzu Motors Ltd	4,209,117
1,321,332		Itochu Corp	25,904,856
111,200		Itochu Techno-Science Corp	3,397,667
226,340		J Front Retailing Co Ltd	1,846,491
103,757		Japan Airlines Co Ltd	1,850,795
46,245	e	Japan Airport Terminal Co Ltd	1,875,340
416,932	e	Japan Post Bank Co Ltd	3,871,291
1,535,464		Japan Post Holdings Co Ltd	12,282,002
219,600		Japan Post Insurance Co Ltd	2,805,764
743		Japan Prime Realty Investment Corp	2,058,112
1,267		Japan Real Estate Investment Corp	6,843,391
2,626		Japan Retail Fund Investment Corp	2,862,932
1,168,570		Japan Tobacco, Inc	21,762,343
492,707		JFE Holdings, Inc	3,269,620
221,007		JGC Corp	2,134,218
182,798		JSR Corp	3,438,620
227,232		JTEKT Corp	1,664,596
3,024,800		JX Holdings, Inc	10,724,007
439,610		Kajima Corp	4,567,885
132,745		Kakaku.com, Inc	2,708,706
105,855		Kamigumi Co Ltd	1,863,625
690,748		Kansai Electric Power Co, Inc	7,078,205
174,483		Kansai Paint Co Ltd	3,314,228
305

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

476,010		Kao Corp	$36,708,122
142,100		Kawasaki Heavy Industries Ltd	2,147,140
1,736,332		KDDI Corp	50,291,586
106,138		Keihan Electric Railway Co Ltd	4,770,447
217,234		Keihin Electric Express Railway Co Ltd	3,570,383
105,246		Keio Corp	5,953,505
140,716		Keisei Electric Railway Co Ltd	4,244,600
180,222		Keyence Corp	64,341,423
141,860	e	Kikkoman Corp	6,518,470
173,362		Kintetsu Corp	8,281,597
812,978		Kirin Brewery Co Ltd	15,689,043
48,064		Kobayashi Pharmaceutical Co Ltd	4,455,417
102,897	*	Koito Manufacturing Co Ltd	3,875,899
911,734		Komatsu Ltd	17,250,844
88,756		Konami Corp	2,786,870
459,384		Konica Minolta Holdings, Inc	1,777,641
32,963		Kose Corp	4,120,783
1,021,375		Kubota Corp	12,684,146
302,056		Kuraray Co Ltd	3,021,634
90,286		Kurita Water Industries Ltd	2,518,877
314,450		Kyocera Corp	16,801,189
255,094		Kyowa Hakko Kogyo Co Ltd	5,920,640
406,233		Kyushu Electric Power Co, Inc	3,218,972
170,521	e	Kyushu Railway Co	4,587,548
53,858		Lawson, Inc	2,799,513
58,826	*	LINE Corp	2,877,510
225,709		Lion Corp	4,744,923
257,546		LIXIL Group Corp	3,089,449
434,962		M3, Inc	15,699,507
218,646		Makita Corp	7,119,639
1,544,719		Marubeni Corp	7,439,118
182,342		Marui Co Ltd	2,984,740
48,180		Maruichi Steel Tube Ltd	1,083,322
590,557		Mazda Motor Corp	3,338,624
72,611		McDonald’s Holdings Co Japan Ltd	3,550,373
177,448		Mediceo Paltac Holdings Co Ltd	3,423,175
113,077		MEIJI Holdings Co Ltd	7,853,624
75,800	*,e	Mercari, Inc	1,914,048
357,272	*	Minebea Co Ltd	5,808,953
274,206		MISUMI Group, Inc	6,513,316
1,252,695		Mitsubishi Chemical Holdings Corp	7,119,811
1,327,455		Mitsubishi Corp	28,152,648
1,792,011		Mitsubishi Electric Corp	22,050,058
1,163,800		Mitsubishi Estate Co Ltd	18,828,107
161,704		Mitsubishi Gas Chemical Co, Inc	1,981,009
314,848		Mitsubishi Heavy Industries Ltd	8,073,845
109,017		Mitsubishi Materials Corp	2,232,925
648,578		Mitsubishi Motors Corp	1,837,995
12,127,992		Mitsubishi UFJ Financial Group, Inc	48,997,084
384,437		Mitsubishi UFJ Lease & Finance Co Ltd	1,835,701
1,623,677		Mitsui & Co Ltd	22,663,839
178,510		Mitsui Chemicals, Inc	3,504,693
870,296		Mitsui Fudosan Co Ltd	16,002,083
112,221		Mitsui OSK Lines Ltd	1,946,436
306

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

458,009		Mitsui Sumitomo Insurance Group Holdings, Inc	$13,195,277
23,691,826		Mizuho Financial Group, Inc	27,587,219
123,000		MonotaRO Co Ltd	3,952,162
565,038		Murata Manufacturing Co Ltd	31,838,173
112,377		Nabtesco Corp	3,215,705
184,721		Nagoya Railroad Co Ltd	5,286,005
196,698		Namco Bandai Holdings, Inc	9,828,294
239,125		NEC Corp	9,176,369
489,089	*	Nexon Co Ltd	7,896,821
253,438		NGK Insulators Ltd	3,315,684
154,375		NGK Spark Plug Co Ltd	2,311,334
439,882		Nidec Corp	25,607,312
312,826		Nikon Corp	2,909,849
110,378		Nintendo Co Ltd	45,577,723
1,310		Nippon Building Fund, Inc	7,811,837
73,790		Nippon Express Co Ltd	3,604,059
79,705		Nippon Meat Packers, Inc	2,829,208
144,939		Nippon Paint Co Ltd	8,376,814
1,985		Nippon ProLogis REIT, Inc	5,495,064
46,300		Nippon Shinyaku Co Ltd	3,251,357
782,846		Nippon Steel Corp	6,586,576
1,260,226		Nippon Telegraph & Telephone Corp	28,699,928
152,790		Nippon Yusen Kabushiki Kaisha	2,011,254
121,374		Nissan Chemical Industries Ltd	4,656,957
2,294,988	*	Nissan Motor Co Ltd	7,811,657
191,410		Nisshin Seifun Group, Inc	2,974,144
68,460		Nissin Food Products Co Ltd	5,627,650
79,171		Nitori Co Ltd	12,134,991
153,457		Nitto Denko Corp	7,665,704
331,375		NKSJ Holdings, Inc	10,748,316
3,266,552	*	Nomura Holdings, Inc	13,554,933
122,074		Nomura Real Estate Holdings, Inc	1,984,953
4,101		Nomura Real Estate Master Fund, Inc	4,663,716
335,373		Nomura Research Institute Ltd	8,210,273
363,927		NSK Ltd	2,518,973
610,908		NTT Data Corp	6,233,809
1,319,197		NTT DoCoMo, Inc	38,878,349
628,482		Obayashi Corp	5,493,307
64,786		Obic Co Ltd	9,721,884
309,660		Odakyu Electric Railway Co Ltd	6,828,723
838,043		OJI Paper Co Ltd	4,255,157
1,144,468		Olympus Corp	18,159,120
181,299		Omron Corp	10,648,621
361,080		Ono Pharmaceutical Co Ltd	8,699,249
43,789	*	Oracle Corp Japan	4,507,990
197,280		Oriental Land Co Ltd	24,945,107
1,308,830		ORIX Corp	15,401,643
2,581		Orix JREIT, Inc	3,085,561
373,795		Osaka Gas Co Ltd	6,960,735
503,063		Osaka Securities Exchange Co Ltd	9,357,188
101,973		Otsuka Corp	4,617,100
382,885		Otsuka Holdings KK	15,048,929
2,176,098		Panasonic Corp	16,588,364
113,334		Park24 Co Ltd	1,779,455
307

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

92,900	*	PeptiDream, Inc	$3,465,044
113,800		Pigeon Corp	4,052,400
88,656		Pola Orbis Holdings, Inc	1,582,103
836,697	*	Rakuten, Inc	7,094,549
1,336,073		Recruit Holdings Co Ltd	38,974,832
783,799	*	Renesas Electronics Corp	4,138,791
2,040,034		Resona Holdings, Inc	6,371,098
653,880		Ricoh Co Ltd	4,457,165
33,418		Rinnai Corp	2,531,263
90,514		Rohm Co Ltd	5,722,639
230,790		Ryohin Keikaku Co Ltd	2,746,747
37,853		Sankyo Co Ltd	1,039,311
358,543		Santen Pharmaceutical Co Ltd	6,346,792
237,718	*	SBI Holdings, Inc	4,439,937
209,265		Secom Co Ltd	17,414,874
159,383		Sega Sammy Holdings, Inc	1,930,579
196,375		Seibu Holdings, Inc	2,355,941
270,557		Seiko Epson Corp	3,072,330
357,987		Sekisui Chemical Co Ltd	4,537,163
600,372		Sekisui House Ltd	10,299,207
738,288		Seven & I Holdings Co Ltd	24,449,917
568,376		Seven Bank Ltd	1,540,761
141,702		SG Holdings Co Ltd	3,942,582
206,815	*,e	Sharp Corp	2,276,635
221,465		Shimadzu Corp	5,515,339
21,378		Shimamura Co Ltd	1,347,806
73,110		Shimano, Inc	10,773,169
582,450		Shimizu Corp	4,473,251
348,901		Shin-Etsu Chemical Co Ltd	38,484,474
184,096	*,e	Shinsei Bank Ltd	2,220,736
265,180		Shionogi & Co Ltd	14,645,233
395,130		Shiseido Co Ltd	23,230,956
425,548		Shizuoka Bank Ltd	2,583,596
141,592		Showa Denko KK	3,099,156
56,691	*	SMC Corp	25,625,597
1,659,900		Softbank Corp	22,604,479
1,544,572		Softbank Group Corp	66,204,372
77,206		Sohgo Security Services Co Ltd	3,682,882
1,252,545		Sony Corp	80,606,374
148,679		Sony Financial Holdings, Inc	2,818,455
90,900		Square Enix Co Ltd	3,725,633
126,329		Stanley Electric Co Ltd	2,878,321
105,433		Start Today Co Ltd	1,701,218
249,899		Sumco Corp	3,557,835
1,468,694		Sumitomo Chemical Co Ltd	4,504,780
1,169,026		Sumitomo Corp	13,224,249
153,665		Sumitomo Dainippon Pharma Co Ltd	2,126,053
729,283		Sumitomo Electric Industries Ltd	7,503,187
114,717		Sumitomo Heavy Industries Ltd	2,417,565
227,145		Sumitomo Metal Mining Co Ltd	5,661,142
1,287,562		Sumitomo Mitsui Financial Group, Inc	33,859,311
310,009		Sumitomo Mitsui Trust Holdings, Inc	9,026,446
332,145		Sumitomo Realty & Development Co Ltd	8,895,685
148,933		Sumitomo Rubber Industries, Inc	1,445,624
308

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

69,857		Sundrug Co Ltd	$2,391,796
141,950		Suntory Beverage & Food Ltd	5,345,593
71,252		Suzuken Co Ltd	2,745,940
363,140		Suzuki Motor Corp	11,589,705
164,925		Sysmex Corp	11,394,208
536,149		T&D Holdings, Inc	4,634,344
117,798		Taiheiyo Cement Corp	2,312,475
195,697		Taisei Corp	6,100,285
30,658		Taisho Pharmaceutical Holdings Co Ltd	1,915,398
124,758		Taiyo Nippon Sanso Corp	1,935,088
1,474,573		Takeda Pharmaceutical Co Ltd	53,175,230
127,549		TDK Corp	10,995,686
163,260		Teijin Ltd	2,603,627
177,072		Temp Holdings Co Ltd	2,036,464
638,554		Terumo Corp	21,188,884
123,185		THK Co Ltd	2,944,715
188,190		Tobu Railway Co Ltd	6,383,413
117,142		Toho Co Ltd	3,836,125
74,920		Toho Gas Co Ltd	3,681,169
417,037		Tohoku Electric Power Co, Inc	3,925,150
626,543		Tokio Marine Holdings, Inc	29,394,705
1,494,118	*	Tokyo Electric Power Co, Inc	5,029,662
154,643		Tokyo Electron Ltd	32,935,997
382,505		Tokyo Gas Co Ltd	8,394,421
477,244		Tokyu Corp	7,183,461
612,424		Tokyu Fudosan Holdings Corp	2,996,112
264,490		Toppan Printing Co Ltd	3,929,028
1,353,861		Toray Industries, Inc	6,207,055
381,487		Toshiba Corp	9,460,026
255,330		Tosoh Corp	3,120,576
136,732		Toto Ltd	4,759,251
139,224		Toyo Seikan Kaisha Ltd	1,412,410
95,299		Toyo Suisan Kaisha Ltd	4,582,627
62,599		Toyoda Gosei Co Ltd	1,165,922
142,633		Toyota Industries Corp	7,179,235
2,247,886		Toyota Motor Corp	138,979,739
209,644		Toyota Tsusho Corp	4,990,407
122,331	*	Trend Micro, Inc	6,206,075
36,059		Tsuruha Holdings, Inc	4,834,904
397,622		Uni-Charm Corp	14,653,763
2,890		United Urban Investment Corp	2,899,396
202,923		USS Co Ltd	3,213,253
46,500		Welcia Holdings Co Ltd	3,375,824
155,977		West Japan Railway Co	9,639,007
2,611,319		Yahoo! Japan Corp	10,077,929
124,811		Yakult Honsha Co Ltd	7,250,359
602,440		Yamada Denki Co Ltd	2,856,861
138,860		Yamaha Corp	5,605,120
282,379		Yamaha Motor Co Ltd	3,633,025
304,074		Yamato Transport Co Ltd	5,307,204
120,877		Yamazaki Baking Co Ltd	2,137,595
233,865		Yaskawa Electric Corp	7,625,097
226,973		Yokogawa Electric Corp	3,093,723
123,132		Yokohama Rubber Co Ltd	1,566,105
		TOTAL JAPAN	3,064,054,678
309

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

LUXEMBOURG - 0.2%
665,775		ArcelorMittal	$7,272,380
11,302	e	Eurofins Scientific	6,251,933
95,525		Millicom International Cellular S.A.	2,482,322
353,622	e	SES Global S.A.	2,355,825
459,423		Tenaris S.A.	3,178,813
		TOTAL LUXEMBOURG	21,541,273

MACAU - 0.2%
2,132,361		Galaxy Entertainment Group Ltd	13,714,290
2,342,867		Sands China Ltd	9,485,087
1,556,653		Wynn Macau Ltd	2,688,144
		TOTAL MACAU	25,887,521

NETHERLANDS - 4.5%
416,380	g	ABN AMRO Group NV (ADR)	3,194,029
10,209	*,g	Adyen NV	10,082,200
1,842,139		Aegon NV	4,764,959
208,016	e	Akzo Nobel NV	15,786,296
637,821	*	Altice NV (Class A)	2,544,714
419,463		ASML Holding NV	122,518,965
177,916		DSM NV	21,805,715
107,343		EXOR NV	5,853,896
113,478	e	Heineken Holding NV	8,841,628
253,251	e	Heineken NV	21,541,491
3,869,067		ING Groep NV	21,677,551
1,075,199		Koninklijke Ahold Delhaize NV	26,106,192
3,453,366		Koninklijke KPN NV	7,954,279
889,128		Koninklijke Philips Electronics NV	38,759,290
68,603	e	Koninklijke Vopak NV	3,955,896
307,705		NN Group NV	8,901,153
275,075		NXP Semiconductors NV	27,389,218
479,676	*	Prosus NV	36,364,657
116,409		Randstad Holdings NV	4,684,943
4,121,158		Royal Dutch Shell plc (A Shares)	67,851,761
3,683,099		Royal Dutch Shell plc (B Shares)	58,961,393
113,315	*,g	Takeaway.com Holding BV	11,647,781
265,604	e	Wolters Kluwer NV	19,536,083
		TOTAL NETHERLANDS	550,724,090

NEW ZEALAND - 0.3%
718,163	*	a2 Milk Co Ltd	8,547,522
1,203,185		Auckland International Airport Ltd	4,443,105
564,688		Fisher & Paykel Healthcare Corp	9,434,093
832,155		Fletcher Building Ltd	1,864,442
1,229,213		Meridian Energy Ltd	3,349,237
664,816		Mighty River Power Ltd	1,848,153
404,771		Ryman Healthcare Ltd	2,952,745
1,777,084		Telecom Corp of New Zealand Ltd	4,809,345
		TOTAL NEW ZEALAND	37,248,642
310

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

NORWAY - 0.5%
110,556		Aker BP ASA	$1,815,051
934,022		DNB NOR Holding ASA	11,309,052
972,172		Equinor ASA	13,461,484
219,177		Gjensidige Forsikring BA	3,867,340
432,982		Mowi ASA	7,415,684
1,283,487		Norsk Hydro ASA	3,256,024
734,502		Orkla ASA	6,634,666
104,664		Schibsted ASA (B Shares)	2,032,825
719,443		Telenor ASA	11,035,563
171,318		Yara International ASA	5,818,721
		TOTAL NORWAY	66,646,410

PORTUGAL - 0.2%
2,474,773		Energias de Portugal S.A.	10,428,370
485,123		Galp Energia SGPS S.A.	5,598,858
270,653		Jeronimo Martins SGPS S.A.	4,588,521
		TOTAL PORTUGAL	20,615,749

RUSSIA - 0.0%
494,811		Evraz plc	1,639,707
		TOTAL RUSSIA	1,639,707

SINGAPORE - 1.2%
2,922,168		Ascendas REIT	6,111,073
2,801,637		CapitaCommercial Trust	3,183,628
2,503,726	*	CapitaLand Ltd	5,312,317
2,620,545		CapitaMall Trust	3,486,638
417,745		City Developments Ltd	2,335,089
2,132,229		ComfortDelgro Corp Ltd	2,485,801
1,762,205		DBS Group Holdings Ltd	24,810,273
5,633,684		Genting Singapore Ltd	3,125,951
95,544		Jardine Cycle & Carriage Ltd	1,358,436
1,393,565	e	Keppel Corp Ltd	5,883,246
2,078,800		Mapletree Commercial Trust	2,862,468
3,229,794		Oversea-Chinese Banking Corp	20,607,089
877,845		SembCorp Industries Ltd	1,005,664
502,086	e	Singapore Airlines Ltd	2,171,147
855,725		Singapore Airport Terminal Services Ltd	1,982,539
858,760		Singapore Exchange Ltd	5,855,970
1,589,716	e	Singapore Press Holdings Ltd	1,707,120
1,680,671		Singapore Technologies Engineering Ltd	4,070,153
332,500		Singapore Telecommunications Ltd	664,414
7,710,499		Singapore Telecommunications Ltd	15,239,465
2,303,064		Suntec Real Estate Investment Trust	2,274,783
1,230,888		United Overseas Bank Ltd	17,588,287
444,897		UOL Group Ltd	2,139,807
268,513		Venture Corp Ltd	3,000,815
1,804,056		Wilmar International Ltd	4,543,119
		TOTAL SINGAPORE	143,805,292

SOUTH AFRICA - 0.1%
1,024,452		Anglo American plc	18,219,929
		TOTAL SOUTH AFRICA	18,219,929
311

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

SPAIN - 2.4%
255,257		ACS Actividades de Construccion y Servicios S.A.	$6,383,063
65,340	*,g	Aena S.A.	8,271,084
424,089		Amadeus IT Holding S.A.	20,242,807
6,613,307		Banco Bilbao Vizcaya Argentaria S.A.	21,617,432
5,588,150		Banco de Sabadell S.A.	2,316,825
16,441,971		Banco Santander S.A. (AQXE)	36,737,724
1,220,648	e	Bankia S.A.	1,242,179
643,630		Bankinter S.A.	2,657,047
3,536,104		CaixaBank S.A.	6,361,894
246,762	g	Cellnex Telecom SAU	12,906,829
1,012,987		Corp Mapfre S.A.	1,858,828
241,453		Enagas	5,635,928
310,357		Endesa S.A.	6,883,771
484,963		Ferrovial S.A.	12,143,383
300,942	e	Grifols S.A.	10,270,211
6,049,823		Iberdrola S.A.	60,182,279
1,073,962		Industria De Diseno Textil S.A.	27,506,735
293,779		Naturgy Energy Group S.A.	5,190,335
426,251		Red Electrica Corp S.A.	7,502,815
1,409,705		Repsol YPF S.A.	12,795,648
235,420	*	Siemens Gamesa Renewable Energy	3,502,038
4,603,159		Telefonica S.A.	21,047,870
		TOTAL SPAIN	293,256,725

SWEDEN - 2.5%
307,433		Alfa Laval AB	5,744,980
999,682	e	Assa Abloy AB	17,896,234
660,235		Atlas Copco AB (A Shares)	22,754,642
384,381		Atlas Copco AB (B Shares)	11,889,617
271,132	e	Boliden AB	5,465,316
225,322		Electrolux AB (Series B)	3,081,021
377,375		Epiroc AB	3,723,219
649,095		Epiroc AB (Class A)	6,495,898
3,018,908		Ericsson (LM) (B Shares)	25,791,004
589,584		Essity AB	19,098,601
792,112	e	Hennes & Mauritz AB (B Shares)	10,827,846
259,088		Hexagon AB (B Shares)	12,713,951
399,284		Husqvarna AB (B Shares)	2,402,607
93,077	e	ICA Gruppen AB	4,072,620
164,461		Industrivarden AB	3,365,365
448,902		Investor AB (B Shares)	22,309,608
237,222		Kinnevik AB	4,875,612
73,531	*,e	Lundbergs AB (B Shares)	3,087,346
183,391		Lundin Petroleum AB	4,718,477
1,114,982		Sandvik AB	17,152,231
301,495	e	Securitas AB (B Shares)	3,567,350
1,585,652		Skandinaviska Enskilda Banken AB (Class A)	13,053,816
332,398		Skanska AB (B Shares)	6,324,111
377,711	e	SKF AB (B Shares)	5,961,644
1,525,573		Svenska Handelsbanken AB	13,924,419
891,342		Swedbank AB (A Shares)	10,548,267
167,856		Swedish Match AB	10,372,903
312

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

497,505		Tele2 AB (B Shares)	$6,415,134
2,742,812	e	TeliaSonera AB	9,536,654
1,472,078		Volvo AB (B Shares)	18,864,036
		TOTAL SWEDEN	306,034,529

SWITZERLAND - 10.5%
1,817,097	e	ABB Ltd	34,492,626
150,847		Adecco S.A.	6,601,171
407,375	*	Alcon, Inc	21,500,033
47,547		Baloise Holding AG.	7,113,859
3,007		Barry Callebaut AG.	5,887,791
514,021		Cie Financiere Richemont S.A.	29,162,175
191,192	*	Clariant AG.	3,534,326
195,708		Coca-Cola HBC AG.	4,958,990
2,543,813		Credit Suisse Group	23,226,632
41,015		Dufry Group	1,343,056
8,278		EMS-Chemie Holding AG.	5,353,151
36,488		Geberit AG.	16,317,537
9,033		Givaudan S.A.	30,290,208
10,566,353		Glencore Xstrata plc	19,795,420
486,998		Holcim Ltd	20,226,468
221,169	*	Julius Baer Group Ltd	8,686,447
51,467		Kuehne & Nagel International AG.	7,361,956
1,074		Lindt & Spruengli AG.	8,366,450
103		Lindt & Spruengli AG. (Registered)	8,647,502
73,153		Lonza Group AG.	31,943,397
2,927,641		Nestle S.A.	310,066,514
2,114,896		Novartis AG.	180,481,953
35,112		Pargesa Holding S.A.	2,497,746
18,361		Partners Group	14,469,201
691,577		Roche Holding AG.	239,491,280
40,761		Schindler Holding AG.	9,071,587
20,752		Schindler Holding AG. (Registered)	4,462,622
5,859		SGS S.A.	13,216,152
125,415	e	Sika AG.	20,744,790
54,484		Sonova Holdings AG	9,840,553
672,013		STMicroelectronics NV	17,305,310
10,074	e	Straumann Holding AG.	7,664,573
28,341		Swatch Group AG.	5,686,953
53,983		Swatch Group AG. (Registered)	2,098,719
33,265		Swiss Life Holding	11,796,540
76,386		Swiss Prime Site AG.	7,272,444
291,054	e	Swiss Re Ltd	21,149,816
25,345		Swisscom AG.	13,169,056
63,886	e	Temenos Group AG.	8,278,441
3,812,089		UBS Group AG	40,817,922
44,574		Vifor Pharma AG.	6,687,170
147,618		Zurich Insurance Group AG	46,802,926
		TOTAL SWITZERLAND	1,287,881,463

UNITED ARAB EMIRATES - 0.0%
121,704		NMC Health plc	41,367
		TOTAL UNITED ARAB EMIRATES	41,367
313

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

UNITED KINGDOM - 13.2%
954,092		3i Group plc	$9,372,868
201,635		Admiral Group plc	5,883,824
445,530		Ashtead Group plc	12,169,752
351,748		Associated British Foods plc	8,350,262
1,293,279		AstraZeneca plc	135,266,636
935,881	g	Auto Trader Group plc	5,387,402
60,955		Aveva Group plc	2,735,798
3,891,787		Aviva plc	11,769,258
3,136,966		BAE Systems plc	20,008,924
17,103,183		Barclays plc	22,837,863
1,013,705		Barratt Developments plc	6,608,704
121,747		Berkeley Group Holdings plc	6,390,871
19,968,447		BP plc	78,683,929
2,256,286		British American Tobacco plc	86,966,769
851,632		British Land Co plc	4,344,383
8,269,867		BT Group plc	12,053,504
344,376		Bunzl plc	7,474,594
399,214		Burberry Group plc	6,931,762
5,557,998		Centrica plc	2,779,867
2,657,599		CK Hutchison Holdings Ltd	19,698,577
1,005,337		CNH Industrial NV	6,288,576
226,122		Coca-Cola European Partners plc (Class A)	8,963,476
1,558,374		Compass Group plc	26,223,390
131,688		Croda International plc	8,075,067
95,496		DCC plc	6,790,611
2,318,377		Diageo plc	79,821,363
1,319,184		Direct Line Insurance Group plc	4,494,509
173,706	e	easyJet plc	1,315,772
890,108		Experian Group Ltd	26,730,267
1,086,935		Fiat DaimlerChrysler Automobiles NV	9,428,005
4,923,697		GlaxoSmithKline plc	102,721,083
1,583,653		Group 4 Securicor plc	2,174,010
579,731		GVC Holdings plc	5,502,698
376,123		Halma plc	9,888,416
324,180		Hargreaves Lansdown plc	5,865,865
19,995,627		HSBC Holdings plc	102,776,660
925,380		Imperial Tobacco Group plc	19,468,563
1,218,934		Informa plc	6,733,216
170,154		InterContinental Hotels Group plc	7,750,970
161,218		Intertek Group plc	9,621,369
3,467,752		ITV plc	3,329,665
1,737,705		J Sainsbury plc	4,324,788
439,042		JD Sports Fashion plc	2,910,110
187,563		Johnson Matthey plc	4,699,490
2,078,433		Kingfisher plc	4,123,178
687,707		Land Securities Group plc	5,734,826
5,912,478		Legal & General Group plc	15,200,977
69,101,080		Lloyds TSB Group plc	27,958,850
308,515		London Stock Exchange Group plc	28,876,019
2,601,354		M&G plc	4,312,591
1,961,334		Marks & Spencer Group plc	2,285,084
779,948		Meggitt plc	2,731,108
4,810,665		Melrose Industries plc	6,012,862
314

TIAA-CREF FUNDS – International Equity Index Fund

SHARES		COMPANY	VALUE

345,243		Micro Focus International plc	$2,046,872
470,867		Mondi plc	8,315,182
3,414,363		National Grid plc	40,012,066
129,232		Next plc	7,694,292
442,813	*	Ocado Ltd	8,943,795
763,305		Pearson plc	4,401,707
315,306		Persimmon plc	8,735,941
2,565,168		Prudential plc	36,187,871
698,882		Reckitt Benckiser Group plc	58,216,694
1,917,503		RELX plc	43,262,305
1,822,840		Rentokil Initial plc	10,845,192
1,709,957		Rolls-Royce Group plc	7,077,427
4,762,603		Royal Bank of Scotland Group plc	6,644,362
998,093		RSA Insurance Group plc	4,523,414
1,087,609		Sage Group plc	8,747,086
117,392		Schroders plc	3,920,843
1,014,376		Scottish & Southern Energy plc	15,910,862
1,061,043		Segro plc	11,121,348
235,912		Severn Trent plc	7,079,135
861,707		Smith & Nephew plc	16,862,815
385,048		Smiths Group plc	5,995,355
72,802		Spirax-Sarco Engineering plc	7,967,408
510,370		St. James’s Place plc	5,434,510
2,675,449		Standard Chartered plc	13,670,698
2,312,548		Standard Life Aberdeen plc	6,404,972
3,254,182		Taylor Wimpey plc	6,009,953
9,577,987		Tesco plc	28,329,931
1,439,811	e	Unilever NV	71,701,546
1,093,791		Unilever plc	56,321,675
660,546		United Utilities Group plc	7,477,286
26,337,361		Vodafone Group plc	37,153,424
263,706		Weir Group plc	3,151,458
133,495		Whitbread plc	5,007,765
2,347,417		WM Morrison Supermarkets plc	5,394,770
1,239,366		WPP plc	9,616,389
		TOTAL UNITED KINGDOM	1,609,035,330

UNITED STATES - 0.3%
159,192		Carnival plc	2,193,702
37,284	*	CyberArk Software Ltd	3,682,168
222,532		Ferguson plc	16,045,052
433,229		James Hardie Industries NV	6,219,258
223,309	*	QIAGEN NV (Turquoise)	9,299,096
		TOTAL UNITED STATES	37,439,276

		TOTAL COMMON STOCKS	11,853,389,615
		(Cost $12,221,716,312)
315

TIAA-CREF FUNDS – International Equity Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 3.6%

GOVERNMENT AGENCY DEBT - 1.2%
$26,834,000		Federal Home Loan Bank (FHLB)	0.090 - 0.120%	06/29/20	$26,829,602
10,000,000		FHLB	0.130	07/06/20	9,997,800
10,000,000		FHLB	0.120	07/09/20	9,997,700
32,225,000		FHLB	0.120 - 0.135	08/03/20	32,214,903
4,000,000		FHLB	0.180	12/18/20	3,996,407
5,000,000		FHLB	0.220	08/28/20	4,998,017
31,500,000		FHLB	0.060 - 0.180	10/01/20	31,482,596
5,000,000		Federal National Mortgage Association (FNMA)	0.249	09/23/20	4,997,382
4,240,000		Federal Farm Credit Bank (FFCB)	0.050	05/21/20	4,239,788
12,500,000		FFCB	0.200	11/06/20	12,490,812
		TOTAL GOVERNMENT AGENCY DEBT			141,245,007

TREASURY DEBT - 1.1%
33,080,000		United States Cash Management Bill	0.185 - 0.228	06/09/20	33,076,775
13,315,000		United States Cash Management Bill	0.085	06/23/20	13,313,040
16,525,000		United States Treasury Bill	0.501	05/05/20	16,524,908
35,695,000		United States Treasury Bill	0.060 - 0.065	05/19/20	35,693,505
18,070,000		United States Treasury Bill	0.075	06/11/20	18,067,890
19,350,000		United States Treasury Bill	0.180	05/12/20	19,349,638
		TOTAL TREASURY DEBT			136,025,756

REPURCHASE AGREEMENT - 0.0%
940,000		Fixed Income Clearing Corp	0.020	05/01/20	940,000
		TOTAL REPURCHASE AGREEMENT			940,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.3%
161,813,798	c	State Street Navigator Securities Lending Government Money Market Portfolio			161,813,798
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			161,813,798

		TOTAL SHORT-TERM INVESTMENTS			440,024,561
		(Cost $440,004,006)
		TOTAL INVESTMENTS - 100.6%			12,293,414,176
		(Cost $12,661,720,318)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%			(70,148,898)
		NET ASSETS - 100.0%			$12,223,265,278

Abbreviation(s):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
316

TIAA-CREF FUNDS – International Equity Index Fund

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $271,396,594.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2020, the aggregate value of these securities is $130,079,104 or 1.1% of net assets.

Futures contracts outstanding as of April 30, 2020 were as follows:

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
MSCI EAFE Index	3,199	06/19/20	$254,312,112	$262,046,085	$7,733,973
317

TIAA-CREF FUNDS – International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2020

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$1,917,325,691	15.7%
HEALTH CARE	1,740,260,035	14.2
INDUSTRIALS	1,679,988,169	13.7
CONSUMER STAPLES	1,479,064,272	12.1
CONSUMER DISCRETIONARY	1,344,919,751	11.0
INFORMATION TECHNOLOGY	925,359,593	7.6
MATERIALS	809,643,149	6.6
COMMUNICATION SERVICES	645,766,055	5.3
UTILITIES	482,884,893	4.0
ENERGY	436,046,891	3.6
REAL ESTATE	392,131,116	3.2
SHORT-TERM INVESTMENTS	440,024,561	3.6
OTHER ASSETS & LIABILITIES, NET	(70,148,898)	(0.6)

NET ASSETS	$12,223,265,278	100.0%
318

TIAA-CREF FUNDS – Emerging Markets Debt Fund

TIAA-CREF FUNDS

EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2020

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 94.0%

CORPORATE BONDS - 49.4%

ARGENTINA - 0.5%
$2,020,000	g	AES Argentina Generacion S.A.	7.750%	02/02/24	$1,161,500
1,950,000	g	YPF S.A.	6.950	07/21/27	867,770
		TOTAL ARGENTINA			2,029,270

BRAZIL - 6.6%
2,500,000	g	Banco BTG Pactual S.A.	4.500	01/10/25	2,337,500
2,500,000	g	Banco Votorantim S.A.	4.500	09/24/24	2,443,750
1,775,000	g	BRF S.A.	4.875	01/24/30	1,529,606
2,875,000	g	Cosan Ltd	5.500	09/20/29	2,537,072
2,750,000	g	Itau Unibanco Holding S.A.	4.625	N/A‡	2,248,125
2,325,000	g	Klabin Finance S.A.	4.875	09/19/27	2,216,190
2,500,000	g	NBM US Holdings, Inc	6.625	08/06/29	2,322,875
772,044	g	Odebrecht Offshore Drilling Finance Ltd	6.720	12/01/22	580,006
3,810,250	†,g,o	Odebrecht Offshore Drilling Finance Ltd	7.720	12/01/26	376,262
527,012	†,g,j	Odebrecht Oil & Gas Finance Ltd	0.000	N/A‡	4,480
714,000	o	Oi S.A.	10.000	07/27/25	531,930
1,700,000		Petrobras Global Finance BV	5.625	05/20/43	1,517,250
2,000,000		Petrobras Global Finance BV	6.900	03/19/49	1,945,000
2,750,000	g	Rede D’or Finance Sarl	4.500	01/22/30	2,327,325
2,000,000	g	Rio Oil Finance Trust	8.200	04/06/28	1,820,020
775,000		Suzano Austria GmbH	6.000	01/15/29	765,932
1,525,000	g	Suzano Austria GmbH	7.000	03/16/47	1,545,969
		TOTAL BRAZIL			27,049,292

CHILE - 4.0%
1,650,000	g	Banco del Estado de Chile	2.704	01/09/25	1,641,750
750,000	g	Celulosa Arauco y Constitucion S.A.	4.200	01/29/30	712,500
2,325,000	g	Celulosa Arauco y Constitucion S.A.	5.150	01/29/50	2,150,625
1,800,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	1,819,492
1,800,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.150	01/14/30	1,735,236
2,150,000	g	Corp Nacional del Cobre de Chile-CODELCO	4.375	02/05/49	2,191,168
2,075,000	g	Embotelladora Andina S.A.	3.950	01/21/50	1,994,614
2,100,000		Enel Chile S.A.	3.950	06/12/28	2,274,300
950,000	g	Inversiones CMPC S.A.	3.850	01/13/30	916,750
2,600,000	g	Latam Finance Ltd	7.000	03/01/26	1,079,000
		TOTAL CHILE			16,515,435

CHINA - 2.8%
3,100,000		China Evergrande Group	8.250	03/23/22	2,735,817
2,300,000		Country Garden Holdings Co Ltd	4.750	07/25/22	2,254,819
1,825,000	g	Prosus NV	3.680	01/21/30	1,823,867
319

TIAA-CREF FUNDS – Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

	$2,600,000		Shimao Property Holdings Ltd	5.200%	01/30/25	$2,573,084
	2,425,000		Weibo Corp	3.500	07/05/24	2,456,250
			TOTAL CHINA			11,843,837

COLOMBIA - 3.4%
	2,125,000		Bancolombia S.A.	3.000	01/29/25	1,966,964
	1,675,000		Bancolombia S.A.	4.625	12/18/29	1,444,687
	2,000,000	g	Colombia Telecomunicaciones S.A. ESP	5.375	09/27/22	1,967,520
	775,000		Ecopetrol S.A.	6.875	04/29/30	799,234
	2,735,000	g	Empresas Publicas de Medellin ESP	4.250	07/18/29	2,573,088
	2,750,000	g	Geopark Ltd	5.500	01/17/27	1,746,277
	2,075,000	g	Grupo Aval Ltd	4.375	02/04/30	1,743,000
	1,650,000	g	Millicom International Cellular S.A.	6.250	03/25/29	1,617,000
			TOTAL COLOMBIA			13,857,770

COSTA RICA - 0.7%
	2,374,008	g	Autopistas del Sol S.A.	7.375	12/30/30	2,133,663
	952,000	g	Banco Nacional de Costa Rica	5.875	04/25/21	930,580
			TOTAL COSTA RICA			3,064,243

DOMINICAN REPUBLIC - 0.5%
	2,500,000	g	Aeropuertos Dominicanos Siglo XXI S.A.	6.750	03/30/29	2,050,000
			TOTAL DOMINICAN REPUBLIC			2,050,000

ECUADOR - 0.4%
	2,500,000	†,g	International Airport Finance S.A.	12.000	03/15/33	1,550,000
			TOTAL ECUADOR			1,550,000

GHANA - 0.5%
	2,000,000	g	Tullow Oil plc	6.250	04/15/22	1,120,000
	1,725,000	g	Tullow Oil plc	7.000	03/01/25	897,000
			TOTAL GHANA			2,017,000

INDIA - 4.4%
	2,825,000	g	Adani Green Energy UP Ltd	6.250	12/10/24	2,751,789
	2,100,000	g	Adani Ports & Special Economic Zone Ltd	4.375	07/03/29	1,792,789
	2,100,000	g	Azure Power Energy Ltd	5.500	11/03/22	2,013,902
	400,000	g	Azure Power Solar Energy Pvt Ltd	5.650	12/24/24	366,070
	2,250,000	g	Bharti Airtel Ltd	4.375	06/10/25	2,239,793
	2,300,000		Indian Railway Finance Corp Ltd	3.835	12/13/27	2,264,642
	1,100,000	g	Indian Railway Finance Corp Ltd	3.249	02/13/30	1,027,854
	2,800,000	g	Muthoot Finance Ltd	6.125	10/31/22	2,518,140
	2,200,000	g	Power Finance Corp Ltd	3.950	04/23/30	1,906,950
	2,300,000	g	Vedanta Resources Finance II plc	9.250	04/23/26	931,500
			TOTAL INDIA			17,813,429

INDONESIA - 5.1%
	2,500,000	g	Adaro Indonesia PT	4.250	10/31/24	2,218,750
IDR	12,280,000,000	g	Jasa Marga Persero Tbk PT	7.500	12/11/20	794,604
	$1,500,000	g	Listrindo Capital BV	4.950	09/14/26	1,440,000
	1,562,113	g	LLPL Capital Pte Ltd	6.875	02/04/39	1,587,497
320

TIAA-CREF FUNDS – Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

	$300,000	g	Medco Oak Tree Pte Ltd	7.375%	05/14/26	$188,910
	2,200,000	g	Medco Platinum Road Pte Ltd	6.750	01/30/25	1,342,304
	2,300,000	g	Minejesa Capital BV	5.625	08/10/37	2,173,500
	850,000	g	Pertamina Persero PT	3.650	07/30/29	810,733
	1,250,000	g	Pertamina Persero PT	4.700	07/30/49	1,156,530
	2,750,000	g	Pertamina Persero PT	4.150	02/25/60	2,273,076
	1,400,000	g	Perusahaan Listrik Negara PT	3.875	07/17/29	1,358,000
	2,000,000	g	Perusahaan Listrik Negara PT	5.250	10/24/42	2,041,000
	2,000,000	g	Perusahaan Listrik Negara PT	6.150	05/21/48	2,180,000
	2,086,100	g	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	1,930,774
			TOTAL INDONESIA			21,495,678

JAMAICA - 0.0%
	2,586,517	†,g,o	Digicel Group Two Ltd	9.125	04/01/24	77,596
			TOTAL JAMAICA			77,596

KAZAKHSTAN - 1.9%
KZT	453,000,000	g	Development Bank of Kazakhstan JSC	8.950	05/04/23	946,870
	$1,098,937	g	Kazkommertsbank JSC	5.500	12/21/22	1,071,321
	1,800,000	g	KazMunayGas National Co JSC	4.750	04/19/27	1,738,849
	1,550,000	g	KazMunayGas National Co JSC	6.375	10/24/48	1,604,250
	2,475,000	g	KazTransGas JSC	4.375	09/26/27	2,347,350
			TOTAL KAZAKHSTAN			7,708,640

KUWAIT - 0.5%
	2,500,000	g	NBK Tier Financing 2 Ltd	4.500	N/A‡	2,250,400
			TOTAL KUWAIT			2,250,400

MACAU - 0.3%
	1,325,000	g	MGM China Holdings Ltd	5.875	05/15/26	1,311,750
			TOTAL MACAU			1,311,750

MALAYSIA - 1.1%
	3,000,000		1MDB Global Investments Ltd	4.400	03/09/23	2,654,940
	650,000	g	Petronas Capital Ltd	3.500	04/21/30	674,272
	1,250,000	g	Petronas Capital Ltd	4.550	04/21/50	1,358,385
			TOTAL MALAYSIA			4,687,597

MEXICO - 5.6%
	2,750,000	g	Aerovias de Mexico S.A.	7.000	02/05/25	1,031,250
	1,425,000	g	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	5.375	04/17/25	1,462,406
	800,000	g	BBVA Bancomer S.A.	5.350	11/12/29	729,600
	2,625,000	g	BBVA Bancomer S.A.	5.125	01/18/33	2,270,625
	2,500,000	g	Cemex SAB de C.V.	5.700	01/11/25	2,236,750
	2,113,750	g	Cometa Energia S.A. de C.V.	6.375	04/24/35	1,891,806
	2,500,000	g	Grupo Bimbo SAB de C.V.	4.000	09/06/49	2,265,975
	1,350,000	g	Industrias Penoles SAB de C.V.	4.150	09/12/29	1,276,155
	2,000,000		Petroleos Mexicanos	4.875	01/18/24	1,735,000
	2,100,000		Petroleos Mexicanos	5.350	02/12/28	1,564,521
	4,647,000	g	Petroleos Mexicanos	6.840	01/23/30	3,630,469
321

TIAA-CREF FUNDS – Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

	$2,075,000		Petroleos Mexicanos	6.350%	02/12/48	$1,381,950
	1,885,000	g	PLA Administradora Industrial S de RL de C.V.	4.962	07/18/29	1,404,325
			TOTAL MEXICO			22,880,832

PANAMA - 0.9%
	1,175,000	g	Cable Onda S.A.	4.500	01/30/30	1,116,250
	2,300,000	g	Empresa de Transmision Electrica S.A.	5.125	05/02/49	2,323,023
			TOTAL PANAMA			3,439,273

PARAGUAY - 0.2%
	1,000,000	g	Telefonica Celular del Paraguay S.A.	5.875	04/15/27	975,000
			TOTAL PARAGUAY			975,000

PERU - 1.7%
PEN	9,000,000	g	Alicorp SAA	6.875	04/17/27	2,852,911
	$1,575,000	g	Hunt Oil Co of Peru LLC Sucursal Del Peru	6.375	06/01/28	1,220,625
	2,300,000	g	Inkia Energy Ltd	5.875	11/09/27	2,162,000
	975,000	g	Lima Metro Line 2 Finance Ltd	4.350	04/05/36	988,162
			TOTAL PERU			7,223,698

RUSSIA - 0.5%
	2,250,000	g	Sovcombank Via SovCom	8.000	04/07/30	2,180,045
			TOTAL RUSSIA			2,180,045

SOUTH AFRICA - 2.0%
	2,000,000	g	Eskom Holdings SOC Ltd	5.750	01/26/21	1,783,252
	2,000,000	g	Eskom Holdings SOC Ltd	6.750	08/06/23	1,496,762
	1,600,000	g	Eskom Holdings SOC Ltd	8.450	08/10/28	1,134,609
	2,300,000	g	Gold Fields Orogen Holdings BVI Ltd	6.125	05/15/29	2,427,075
	3,500,000	g	Petra Diamonds US Treasury plc	7.250	05/01/22	1,155,000
			TOTAL SOUTH AFRICA			7,996,698

THAILAND - 1.2%
	2,500,000	g	Bangkok Bank PCL	3.733	09/25/34	2,223,894
	2,750,000	g	PTTEP Treasury Center Co Ltd	3.903	12/06/59	2,591,591
			TOTAL THAILAND			4,815,485

TURKEY - 1.1%
	1,900,000	g	Akbank TAS	7.200	03/16/27	1,727,279
	500,000	g	Akbank TAS	6.797	04/27/28	424,100
	2,000,000	g	Turkiye Garanti Bankasi AS.	6.125	05/24/27	1,703,000
	1,000,000	g	Turkiye Is Bankasi	6.125	04/25/24	959,579
			TOTAL TURKEY			4,813,958

UKRAINE - 1.9%
	1,500,000	g	Kernel Holding S.A.	6.500	10/17/24	1,261,543
	2,250,000	g	Metinvest BV	7.750	10/17/29	1,443,375
	2,700,000	g	NAK Naftogaz Ukraine via Kondor Finance plc	7.625	11/08/26	2,268,345
	2,400,000	g	Ukreximbank Via Biz Finance plc	9.750	01/22/25	2,316,480
			TOTAL UKRAINE			7,289,743
322

TIAA-CREF FUNDS – Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

UNITED ARAB EMIRATES - 1.6%
	$1,975,000	g	Abu Dhabi Crude Oil Pipeline LLC	4.600%	11/02/47	$2,113,250
	2,100,000	g	DP World Ltd	5.625	09/25/48	2,016,559
	2,500,000	g	MDGH-GMTN BV	3.700	11/07/49	2,413,050
			TOTAL UNITED ARAB EMIRATES			6,542,859

			TOTAL CORPORATE BONDS			203,479,528
			(Cost $234,284,577)

GOVERNMENT BONDS - 44.6%

ANGOLA - 0.7%
	2,250,000	g	Angolan Government International Bond	8.250	05/09/28	977,659
	1,775,000	g	Angolan Government International Bond	8.000	11/26/29	771,018
	2,500,000	g	Angolan Government International Bond	9.375	05/08/48	1,063,671
			TOTAL ANGOLA			2,812,348

ARGENTINA - 0.7%
	2,375,000	†	Argentina Republic Government International Bond	5.625	01/26/22	656,688
	2,000,000	†	Argentina Republic Government International Bond	7.500	04/22/26	530,020
	4,000,000	†	Argentina Republic Government International Bond	7.125	06/28/17	922,000
	2,650,000	†,g	Provincia de Buenos Aires	7.875	06/15/27	702,250
			TOTAL ARGENTINA			2,810,958

AZERBAIJAN - 0.8%
	3,023,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	3,156,375
			TOTAL AZERBAIJAN			3,156,375

BAHRAIN - 0.6%
	2,600,000	g	Bahrain Government International Bond	5.625	09/30/31	2,333,500
			TOTAL BAHRAIN			2,333,500

BARBADOS - 0.5%
	7,000	g	Barbados Government International Bond	6.500	02/01/21	6,790
	2,214,800	g	Barbados Government International Bond	6.500	10/01/29	1,882,580
			TOTAL BARBADOS			1,889,370

BERMUDA - 0.5%
	2,000,000	g	Bermuda Government International Bond	4.750	02/15/29	2,100,000
			TOTAL BERMUDA			2,100,000

BRAZIL - 1.5%
BRL	3,900,000	†	Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/23	804,297
	6,850,000	†	Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/29	1,443,616
	$2,150,000		Brazilian Government International Bond	7.125	01/20/37	2,432,209
	1,625,000		Brazilian Government International Bond	5.625	02/21/47	1,629,063
			TOTAL BRAZIL			6,309,185

COLOMBIA - 0.8%
	2,175,000		Colombia Government International Bond	3.000	01/30/30	1,984,688
COP	5,125,000,000		Colombian TES	7.500	08/26/26	1,381,713
			TOTAL COLOMBIA			3,366,401
323

TIAA-CREF FUNDS – Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

COSTA RICA - 0.7%
	$1,400,000	g	Costa Rica Government International Bond	6.125%	02/19/31	$1,130,500
	2,500,000	g	Costa Rica Government International Bond	5.625	04/30/43	1,750,025
			TOTAL COSTA RICA			2,880,525

COTE D’IVOIRE - 0.4%
	1,710,000	g	Ivory Coast Government International Bond (Step Bond)	5.750	12/31/32	1,487,700
			TOTAL COTE D’IVOIRE			1,487,700

DOMINICAN REPUBLIC - 1.9%
	3,100,000	g	Dominican Republic Government International Bond	6.875	01/29/26	2,976,000
DOP	80,000,000	g	Dominican Republic Government International Bond	11.250	02/05/27	1,289,695
	52,000,000	g	Dominican Republic Government International Bond	10.375	01/11/30	852,321
	$3,160,000	g	Dominican Republic Government International Bond	7.450	04/30/44	2,867,700
			TOTAL DOMINICAN REPUBLIC			7,985,716

ECUADOR - 0.9%
	2,500,000	†,g	Ecuador Government International Bond	7.875	03/27/25	712,500
	3,150,000	†,g	Ecuador Government International Bond	9.650	12/13/26	894,906
	1,750,000	†,g	Ecuador Government International Bond	8.875	10/23/27	498,767
	2,500,000	†,g	Ecuador Government International Bond	7.875	01/23/28	709,400
	3,500,000	†,g	Ecuador Government International Bond	10.750	01/31/29	1,001,910
	364,587	†,g	Petroamazonas EP	4.625	11/06/20	164,064
			TOTAL ECUADOR			3,981,547

EGYPT - 3.0%
EGP	12,500,000		Egypt Government International Bond	16.000	06/11/22	833,702
	$2,375,000	g	Egypt Government International Bond	5.577	02/21/23	2,301,266
	2,200,000	g	Egypt Government International Bond	6.585	02/21/28	2,016,061
	1,450,000	g	Egypt Government International Bond	7.600	03/01/29	1,371,417
	1,225,000	g	Egypt Government International Bond	7.053	01/15/32	1,086,147
	4,050,000	g	Egypt Government International Bond	8.500	01/31/47	3,604,451
	1,000,000	g	Egypt Government International Bond	8.150	11/20/59	870,000
			TOTAL EGYPT			12,083,044

EL SALVADOR - 0.6%
	3,100,000	g	El Salvador Government International Bond	7.625	02/01/41	2,387,000
			TOTAL EL SALVADOR			2,387,000

GHANA - 1.2%
GHS	2,965,000	g	Citigroup Global Markets Holdings, Inc	24.500	06/28/21	538,133
	$2,825,000	g	Ghana Government International Bond	8.125	03/26/32	2,142,866
	2,000,000	g	Ghana Government International Bond	8.627	06/16/49	1,500,500
	1,000,000	g	Ghana Government International Bond	8.750	03/11/61	753,100
			TOTAL GHANA			4,934,599

GREECE - 0.6%
EUR	2,225,000	g	Hellenic Republic Government International Bond	1.875	07/23/26	2,428,439
			TOTAL GREECE			2,428,439
324

TIAA-CREF FUNDS – Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

GUATEMALA - 1.4%
	$1,500,000	g	Guatemala Government International Bond	4.500%	05/03/26	$1,492,500
	1,650,000	g	Guatemala Government International Bond	4.375	06/05/27	1,633,500
	275,000	g	Guatemala Government International Bond	5.375	04/24/32	283,938
	1,975,000	g	Guatemala Government International Bond	6.125	06/01/50	2,060,913
			TOTAL GUATEMALA			5,470,851

HONDURAS - 0.5%
	2,000,000	g	Honduras Government International Bond	6.250	01/19/27	1,875,000
			TOTAL HONDURAS			1,875,000

INDONESIA - 0.8%
IDR	12,000,000,000		Indonesia Treasury Bond	8.375	09/15/26	830,675
	35,300,000,000		Indonesia Treasury Bond	8.375	03/15/34	2,396,840
			TOTAL INDONESIA			3,227,515

IRAQ - 0.9%
	$3,350,000	g	Iraq Government International Bond	6.752	03/09/23	2,529,651
	1,600,000	g	Iraq Government International Bond	5.800	01/15/28	1,160,320
			TOTAL IRAQ			3,689,971

ISRAEL - 0.2%
	800,000		Israel Government International Bond	3.875	07/03/50	878,189
			TOTAL ISRAEL			878,189

JAMAICA - 1.4%
	2,950,000		Jamaica Government International Bond	8.000	03/15/39	3,119,625
	2,550,000		Jamaica Government International Bond	7.875	07/28/45	2,683,875
			TOTAL JAMAICA			5,803,500

JORDAN - 0.4%
	2,000,000	g	Jordan Government International Bond	7.375	10/10/47	1,849,964
			TOTAL JORDAN			1,849,964

KENYA - 1.3%
	950,000	g	Kenya Government International Bond	6.875	06/24/24	869,013
	2,250,000	g	Kenya Government International Bond	8.000	05/22/32	2,031,620
	1,325,000	g	Kenya Government International Bond	8.250	02/28/48	1,181,238
KES	117,000,000		Kenya Infrastructure Bond	12.500	01/10/33	1,097,326
			TOTAL KENYA			5,179,197

LEBANON - 0.2%
	$3,200,000	†,q	Lebanon Government International Bond	6.250	11/04/24	504,000
	3,800,000	†,q	Lebanon Government International Bond	6.850	03/23/27	598,500
			TOTAL LEBANON			1,102,500

MEXICO - 1.7%
MXN	51,100,000		Mexican Bonos	7.500	06/03/27	2,275,594
	30,000,000		Mexican Bonos	7.750	05/29/31	1,321,414
325

TIAA-CREF FUNDS – Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

	$3,150,000		Mexico Government International Bond	4.750%	04/27/32	$3,175,200
			TOTAL MEXICO			6,772,208

MOROCCO - 0.6%
	2,300,000	g	Morocco Government International Bond	5.500	12/11/42	2,604,750
			TOTAL MOROCCO			2,604,750

NIGERIA - 1.4%
	2,200,000	g	Nigeria Government International Bond	7.625	11/21/25	1,836,159
	3,475,000	g	Nigeria Government International Bond	6.500	11/28/27	2,619,914
	2,500,000	g	Nigeria Government International Bond	7.696	02/23/38	1,837,580
			TOTAL NIGERIA			6,293,653

OMAN - 0.6%
	1,500,000	g	Oman Government International Bond	5.375	03/08/27	1,145,472
	1,200,000	g	Oman Government International Bond	6.500	03/08/47	838,884
	750,000	g	Oman Government International Bond	6.750	01/17/48	526,560
			TOTAL OMAN			2,510,916

PAKISTAN - 0.7%
	3,200,000	g	Pakistan Government International Bond	6.875	12/05/27	2,762,234
			TOTAL PAKISTAN			2,762,234

PANAMA - 0.3%
	1,400,000	g	Panama Notas del Tesoro	3.750	04/17/26	1,417,500
			TOTAL PANAMA			1,417,500

PARAGUAY - 0.6%
	2,500,000	g	Paraguay Government International Bond	5.400	03/30/50	2,600,000
			TOTAL PARAGUAY			2,600,000

PERU - 1.1%
	1,550,000		Peruvian Government International Bond	2.392	01/23/26	1,573,250
PEN	4,450,000	g	Peruvian Government International Bond	6.950	08/12/31	1,562,692
	3,500,000	g	Peruvian Government International Bond	5.400	08/12/34	1,066,998
			TOTAL PERU			4,202,940

PHILIPPINES - 0.5%
	$2,000,000	h	Philippine Government International Bond	2.457	05/05/30	2,039,502
			TOTAL PHILIPPINES			2,039,502

QATAR - 0.3%
	450,000	g	Qatar Government International Bond	3.400	04/16/25	478,418
	675,000	g	Qatar Government International Bond	3.750	04/16/30	734,663
			TOTAL QATAR			1,213,081

REPUBLIC OF SERBIA - 0.9%
RSD	158,000,000		Serbia Treasury Bonds	5.750	07/21/23	1,622,377
	69,650,000		Serbia Treasury Bonds	5.875	02/08/28	770,245
	123,000,000		Serbia Treasury Bonds	4.500	08/20/32	1,271,532
			TOTAL REPUBLIC OF SERBIA			3,664,154
326

TIAA-CREF FUNDS – Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

RUSSIA - 1.7%
RUB	170,300,000		Russian Federal Bond-OFZ	7.100%	10/16/24	$2,432,513
	75,000,000		Russian Federal Bond-OFZ	7.950	10/07/26	1,131,809
	$2,800,000	g	Russian Foreign Bond - Eurobond	5.100	03/28/35	3,281,902
			TOTAL RUSSIA			6,846,224

RWANDA - 0.6%
	2,500,000	g	Rwanda Government International Bond	6.625	05/02/23	2,326,255
			TOTAL RWANDA			2,326,255

SAUDI ARABIA - 0.6%
	1,000,000	g	Saudi Government International Bond	2.900	10/22/25	1,011,514
	1,500,000	g	Saudi Government International Bond	3.750	01/21/55	1,372,980
	500,000	g	Saudi Government International Bond	4.500	04/22/60	494,314
			TOTAL SAUDI ARABIA			2,878,808

SENEGAL - 0.7%
	1,900,000	g	Senegal Government International Bond	6.250	05/23/33	1,660,133
	1,500,000	g	Senegal Government International Bond	6.750	03/13/48	1,245,000
			TOTAL SENEGAL			2,905,133

SOUTH AFRICA - 1.5%
	2,100,000		Republic of South Africa Government International Bond	5.875	06/22/30	1,926,750
	1,000,000		Republic of South Africa Government International Bond	5.750	09/30/49	781,000
ZAR	59,300,000		South Africa Government International Bond	7.000	02/28/31	2,460,145
	$1,250,000		South Africa Government International Bond	5.375	07/24/44	962,500
			TOTAL SOUTH AFRICA			6,130,395

SRI LANKA - 0.6%
	1,850,000	g	Sri Lanka Government International Bond	6.850	11/03/25	1,054,017
	2,500,000	g	Sri Lanka Government International Bond	6.825	07/18/26	1,424,026
			TOTAL SRI LANKA			2,478,043

SUPRANATIONAL - 0.4%
	2,000,000	g	Banque Ouest Africaine de Developpement	4.700	10/22/31	1,796,826
			TOTAL SUPRANATIONAL			1,796,826

THAILAND - 0.5%
THB	23,000,000		Thailand Government International Bond	2.400	12/17/23	750,280
	35,700,000		Thailand Government International Bond	3.400	06/17/36	1,392,134
			TOTAL THAILAND			2,142,414

TURKEY - 0.9%
	$2,500,000		Turkey Government International Bond	5.250	03/13/30	2,069,661
	2,375,000		Turkey Government International Bond	4.875	04/16/43	1,716,707
			TOTAL TURKEY			3,786,368
327

TIAA-CREF FUNDS – Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

UGANDA - 0.3%
UGX	4,800,000,000		Republic of Uganda Government Bonds	14.250%	08/23/29	$1,175,896
			TOTAL UGANDA			1,175,896

UKRAINE - 3.3%
UAH	38,000,000		Citigroup Global Markets Holdings, Inc	14.700	01/25/21	1,422,929
	6,914,000		Ukraine Government International Bond	18.000	03/24/21	261,331
	37,000,000		Ukraine Government International Bond	15.840	02/26/25	1,364,336
	$5,000,000	g	Ukraine Government International Bond	7.750	09/01/25	4,662,500
	2,900,000	g	Ukraine Government International Bond	9.750	11/01/28	2,828,372
EUR	1,850,000	g	Ukraine Government International Bond	4.375	01/27/30	1,561,532
	$2,320,000	g,j	Ukraine Government International Bond	0.000	05/31/40	1,712,239
			TOTAL UKRAINE			13,813,239

UNITED ARAB EMIRATES - 0.3%
	1,350,000	g	Abu Dhabi Government International Bond	3.875	04/16/50	1,426,918
			TOTAL UNITED ARAB EMIRATES			1,426,918

URUGUAY - 0.8%
	3,003,796		Uruguay Government International Bond	4.375	01/23/31	3,307,960
			TOTAL URUGUAY			3,307,960

UZBEKISTAN - 0.8%
	1,750,000	g	Republic of Uzbekistan Government International Bond	4.750	02/20/24	1,752,378
	1,750,000	g	Republic of Uzbekistan Government International Bond	5.375	02/20/29	1,763,599
			TOTAL UZBEKISTAN			3,515,977

ZAMBIA - 0.4%
	400,000	†,g	Zambia Government International Bond	5.375	09/20/22	132,000
	3,500,000	†,g	Zambia Government International Bond	8.500	04/14/24	1,137,291
	750,000	†,g	Zambia Government International Bond	8.970	07/30/27	243,900
			TOTAL ZAMBIA			1,513,191

			TOTAL GOVERNMENT BONDS			184,147,979
			(Cost $233,363,749)

			TOTAL BONDS			387,627,507
			(Cost $467,648,326)

SHARES			COMPANY

COMMON STOCKS - 0.0%

BRAZIL – 0.0%

	151,162	*	Oi S.A. (ADR)			77,879
			TOTAL BRAZIL			77,879

			TOTAL COMMON STOCKS			77,879
			(Cost $1,044,573)
328

TIAA-CREF FUNDS – Emerging Markets Debt Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.2%

EGYPT - 0.4%
EGP	22,600,000	j	Egypt Treasury Bill	0.000%	7/28/2020	$1,394,525
			TOTAL EGYPT			1,394,525

UNITED STATES - 0.7%
	$3,000,000		Federal Home Loan Bank (FHLB)	0.030	5/14/2020	2,999,902
			TOTAL UNITED STATES			2,999,902

REPURCHASE AGREEMENT - 1.1%

UNITED STATES - 1.1%
	4,630,000		Fixed Income Clearing Corp	0.020	5/1/2020	4,630,000
			TOTAL UNITED STATES			4,630,000

			TOTAL REPURCHASE AGREEMENT			4,630,000

			TOTAL SHORT-TERM INVESTMENTS			9,024,427
			(Cost $8,984,839)
			TOTAL INVESTMENTS - 96.2%			396,729,813
			(Cost $477,677,738)
			OTHER ASSETS & LIABILITIES, NET - 3.8%			15,841,156
			NET ASSETS - 100.0%			$412,570,969

Abbreviation(s):
ADR American Depositary Receipt
329

TIAA-CREF FUNDS – Emerging Markets Debt Fund

BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
GHS	Ghanaian Cedi
IDR	Indonesian Rupiah
KES	Kenyan Shilling
KZT	Kazakhstani Tenge
MXN	Mexican Peso
PEN	Peruvian Sol
RSD	Serbian Dinar
RUB	Russian Ruble
THB	Thai Baht
UAH	Ukrainian Hryvnia
UGX	Ugandan Shilling
ZAR	South African Rand

*	Non-income producing
‡	Perpetual security
†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2020, the aggregate value of these securities is $294,829,096 or 71.5% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
j	Zero coupon
o	Payment in Kind Bond
q	In default
330

TIAA-CREF FUNDS – Emerging Markets Debt Fund

TIAA-CREF FUNDS

EMERGING MARKETS DEBT FUND

SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2020

SECTOR	VALUE	% OF NET ASSETS
GOVERNMENT	$184,147,979	44.6%
FINANCIALS	41,743,391	10.1
UTILITIES	34,661,024	8.4
ENERGY	34,368,965	8.3
COMMUNICATION SERVICES	23,334,847	5.7
INDUSTRIALS	20,993,241	5.1
MATERIALS	19,010,142	4.6
CONSUMER STAPLES	12,441,722	3.0
REAL ESTATE	8,968,045	2.2
INFORMATION TECHNOLOGY	4,396,955	1.1
HEALTH CARE	2,327,325	0.6
CONSUMER DISCRETIONARY	1,311,750	0.3
SHORT-TERM INVESTMENTS	9,024,427	2.2
OTHER ASSETS & LIABILITIES, NET	15,841,156	3.8
NET ASSETS	$412,570,969	100.0%
331

TIAA-CREF FUNDS – International Bond Fund

TIAA-CREF FUNDS

INTERNATIONAL BOND FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (unaudited)

April 30, 2020

PRINCIPAL			ISSUER	REFERENCE RATE & SPREAD	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.4%

AUSTRALIA - 0.1%
	$392,248	i	Hamilton HoldCo LLC	LIBOR 3 M + 2.000%	3.460%	01/02/27	$374,597
			TOTAL AUSTRALIA				374,597

CANADA - 0.1%
	395,841	i	1011778 BC ULC	LIBOR 1 M + 1.750%	2.154	11/19/26	370,234
			TOTAL CANADA				370,234

IRELAND - 0.1%
	350,000	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 1.500%	2.250	02/05/27	323,575
	261,086	i	Avolon TLB Borrower US LLC	LIBOR 1 M + 1.750%	2.500	01/15/25	245,048
			TOTAL IRELAND				568,623

LUXEMBOURG - 0.1%
	436,163	i	Ineos US Finance LLC	LIBOR 1 M + 2.000%	2.404	03/31/24	410,975
			TOTAL LUXEMBOURG				410,975

UNITED STATES - 1.0%
	339,930	i	American Airlines, Inc	LIBOR 1 M + 2.000%	2.814	12/14/23	260,318
	417,722	i	Bausch Health Americas, Inc	LIBOR 1 M + 3.000%	3.718	06/02/25	403,623
	287,797	i	Change Healthcare Holdings LLC	LIBOR 3 M + 2.500%	3.500	03/01/24	276,644
	476,196	i	Dell International LLC	LIBOR 1 M + 2.000%	2.750	09/19/25	463,339
	121,563	i	Endo Luxembourg Finance I Co Sarl	LIBOR 1 M + 4.250%	5.000	04/29/24	110,243
	246,250	i	HD Supply, Inc	LIBOR 1 M + 1.750%	2.154	10/17/23	236,575
	243,375	i	Mallinckrodt International Finance S.A.	LIBOR 3 M + 2.750%	4.200	09/24/24	169,754
	491,139	i	Nielsen Finance LLC	LIBOR 1 M + 2.000%	2.864	10/04/23	471,440
	58,824	i	Plantronics, Inc	LIBOR 1 M + 2.500%	3.572	07/02/25	365,617
	341,750	i	Sabre GLBL, Inc	LIBOR 1 M + 2.000%	2.404	02/22/24	310,750
	419,570	i	Samsonite IP Holdings Sarl	LIBOR 1 M + 1.750%	2.154	04/25/25	379,711
	331,582	i	Team Health Holdings, Inc	LIBOR 1 M + 2.750%	3.750	02/06/24	242,953
			TOTAL UNITED STATES				3,690,967

			TOTAL BANK LOAN OBLIGATIONS				5,415,396
			(Cost $6,005,517)

BONDS - 93.5%

CORPORATE BONDS - 18.0%

CANADA - 0.1%
EUR	250,000	g	Fairfax Financial Holdings Ltd		2.750	03/29/28	270,835
			TOTAL CANADA				270,835
332

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

CHILE - 0.5%
	$300,000		Celulosa Arauco y Constitucion S.A.	3.875%	11/02/27	$285,000
	250,000	g	Celulosa Arauco y Constitucion S.A.	4.250	04/30/29	238,752
	200,000	g	Celulosa Arauco y Constitucion S.A.	4.200	01/29/30	190,000
	425,000	g	Corp Nacional del Cobre de Chile-CODELCO	3.625	08/01/27	429,602
	425,000	g	Embotelladora Andina S.A.	3.950	01/21/50	408,536
	200,000		Enel Chile S.A.	4.875	06/12/28	216,600
	200,000	g	Inversiones CMPC S.A.	3.850	01/13/30	193,000
			TOTAL CHILE			1,961,490

CHINA - 0.3%
	350,000		JD.com, Inc	3.375	01/14/30	360,616
	250,000	g	Tencent Holdings Ltd	3.975	04/11/29	280,885
EUR	200,000	z	Three Gorges Finance II Cayman Islands Ltd	1.300	06/21/24	219,447
			TOTAL CHINA			860,948

COLOMBIA - 0.3%
	$350,000		Bancolombia S.A.	3.000	01/29/25	323,971
	300,000		Ecopetrol S.A.	5.375	06/26/26	297,003
	75,000		Ecopetrol S.A.	6.875	04/29/30	77,345
	550,000	g	Empresas Publicas de Medellin ESP	4.250	07/18/29	517,440
			TOTAL COLOMBIA			1,215,759

CZECH REPUBLIC - 0.1%
EUR	400,000	z	CEZ AS.	0.875	11/21/22	435,278
			TOTAL CZECH REPUBLIC			435,278

FRANCE - 0.1%
	250,000	g	Altice France S.A.	5.875	02/01/27	283,715
			TOTAL FRANCE			283,715

GERMANY - 0.2%
	750,000	g,o	IHO Verwaltungs GmbH	3.750	09/15/26	741,687
			TOTAL GERMANY			741,687

INDIA - 0.4%
	$200,000	g	Adani Ports & Special Economic Zone Ltd	3.375	07/24/24	179,012
	475,000	g	ICICI Bank Ltd	3.800	12/14/27	438,147
	200,000	z	Indian Railway Finance Corp Ltd	3.730	03/29/24	199,737
	200,000	g	Indian Railway Finance Corp Ltd	3.249	02/13/30	186,883
	300,000	z	Power Finance Corp Ltd	4.500	06/18/29	275,826
			TOTAL INDIA			1,279,605

INDONESIA - 0.1%
	225,000	g	Pelabuhan Indonesia III Persero PT	4.500	05/02/23	225,563
	200,000	g	Pertamina Persero PT	3.650	07/30/29	190,761
	225,000	g	Perusahaan Listrik Negara PT	4.875	07/17/49	216,563
			TOTAL INDONESIA			632,887

ISRAEL - 0.2%
	625,000	g	Israel Electric Corp Ltd	4.250	08/14/28	657,052
			TOTAL ISRAEL			657,052
333

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

JAPAN - 0.9%
EUR	500,000	z	Mitsubishi UFJ Financial Group, Inc	0.980%	10/09/23	$546,429
	500,000	z	Mitsubishi UFJ Financial Group, Inc	0.872	09/07/24	540,454
	500,000	z	Sumitomo Mitsui Financial Group, Inc	0.819	07/23/23	542,143
	1,400,000	z	Takeda Pharmaceutical Co Ltd	1.125	11/21/22	1,540,354
	500,000	z	Takeda Pharmaceutical Co Ltd	3.000	11/21/30	620,151
			TOTAL JAPAN			3,789,531

KAZAKHSTAN - 0.1%
	$475,000	g	KazTransGas JSC	4.375	09/26/27	450,502
			TOTAL KAZAKHSTAN			450,502

KOREA, REPUBLIC OF - 0.2%
	400,000	g	POSCO	2.500	01/17/25	389,386
EUR	300,000	z	Shinhan Bank Co Ltd	0.250	10/16/24	320,638
			TOTAL KOREA, REPUBLIC OF			710,024

LUXEMBOURG - 0.3%
	350,000	g	INEOS Finance plc	2.875	05/01/26	361,494
	500,000	z	ProLogis International Funding II S.A.	2.375	11/14/30	571,958
			TOTAL LUXEMBOURG			933,452

MALAYSIA - 0.1%
	$200,000	g	Petronas Capital Ltd	3.500	04/21/30	207,468
			TOTAL MALAYSIA			207,468

MEXICO - 0.4%
	200,000	g	Grupo Bimbo SAB de C.V.	4.700	11/10/47	198,092
EUR	200,000		Petroleos Mexicanos	1.875	04/21/22	193,251
	400,000	z	Petroleos Mexicanos	3.625	11/24/25	344,735
	$650,000		Petroleos Mexicanos	5.350	02/12/28	484,257
	250,000	g	Sigma Alimentos S.A. de C.V.	4.125	05/02/26	252,375
			TOTAL MEXICO			1,472,710

NETHERLANDS - 0.1%
EUR	375,000	g	OCI NV	3.125	11/01/24	398,615
			TOTAL NETHERLANDS			398,615

PANAMA - 0.1%
	$300,000	g	Banco General S.A.	4.125	08/07/27	295,503
			TOTAL PANAMA			295,503

PORTUGAL - 0.3%
EUR	1,000,000		EDP Finance BV	1.125	02/12/24	1,115,750
			TOTAL PORTUGAL			1,115,750

QATAR - 0.1%
	$250,000	z	QNB Finance Ltd	2.750	02/12/27	245,440
			TOTAL QATAR			245,440
334

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

RUSSIA - 0.1%
EUR	300,000	z	Gazprom OAO Via Gaz Capital S.A.	2.500%	03/21/26	$327,611
			TOTAL RUSSIA			327,611

SAUDI ARABIA - 0.1%
	$250,000	g	SABIC Capital II BV	4.000	10/10/23	256,740
			TOTAL SAUDI ARABIA			256,740

SINGAPORE - 0.1%
EUR	400,000	z	Temasek Financial I Ltd	0.500	11/20/31	431,744
	$200,000	g	United Overseas Bank Ltd	3.750	04/15/29	203,233
			TOTAL SINGAPORE			634,977

SUPRANATIONAL - 0.2%
GBP	800,000		International Bank for Reconstruction & Development	0.500	07/24/23	1,008,024
			TOTAL SUPRANATIONAL			1,008,024

SWEDEN - 0.1%
	$600,000	g	Stena AB	7.000	02/01/24	522,000
			TOTAL SWEDEN			522,000

SWITZERLAND - 0.5%
EUR	750,000	z	Cloverie plc for Zurich Insurance Co Ltd	1.500	12/15/28	859,492
	600,000	g,z	Credit Suisse Group AG.	1.250	07/17/25	653,830
	325,000		Tyco Electronics Group S.A.	1.100	03/01/23	362,083
			TOTAL SWITZERLAND			1,875,405

UNITED ARAB EMIRATES - 0.2%
	$400,000	g	DP World Ltd	5.625	09/25/48	384,106
GBP	300,000	z	First Abu Dhabi Bank PJSC	1.375	02/19/23	370,409
			TOTAL UNITED ARAB EMIRATES			754,515

UNITED KINGDOM - 1.4%
GBP	1,050,000		BAE Systems plc	4.125	06/08/22	1,386,288
EUR	500,000	z	Barclays plc	0.625	11/14/23	535,427
	1,000,000	z	Coca-Cola European Partners plc	1.500	11/08/27	1,141,864
GBP	750,000		HSBC Holdings plc	2.175	06/27/23	949,912
EUR	750,000		RELX Capital, Inc	1.300	05/12/25	845,334
	500,000	g	Virgin Media Finance plc	4.500	01/15/25	554,124
			TOTAL UNITED KINGDOM			5,412,949

UNITED STATES - 10.4%
	500,000	z	Abbott Ireland Financing DAC	0.875	09/27/23	557,642
	500,000	z	Abbott Ireland Financing DAC	1.500	09/27/26	581,261
	400,000	g	Adient Global Holdings Ltd	3.500	08/15/24	341,257
JPY	100,000,000		Aflac, Inc	0.550	03/12/30	898,448
	100,000,000		Aflac, Inc	1.122	12/16/39	898,549
EUR	1,200,000		Allergan Funding SCS	1.250	06/01/24	1,345,852
	150,000		Allergan Funding SCS	2.625	11/15/28	184,260
	575,000		American Honda Finance Corp	1.950	10/18/24	651,780
335

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

EUR	300,000		American Tower Corp	1.375%	04/04/25	$330,293
	600,000		American Tower Corp	1.950	05/22/26	675,915
	1,000,000	z	Amphenol Technologies Holding GmbH	2.000	10/08/28	1,186,487
	600,000		Aon plc	2.875	05/14/26	714,191
	1,125,000		Apple, Inc	1.375	05/24/29	1,361,988
	300,000	g	Ashland Services BV	2.000	01/30/28	306,872
	700,000		AT&T, Inc	1.300	09/05/23	779,949
	500,000		AT&T, Inc	2.350	09/05/29	604,298
	$500,000		AXA Equitable Holdings, Inc	5.000	04/20/48	519,418
EUR	325,000		Ball Corp	0.875	03/15/24	340,163
	500,000		Bank of America Corp	1.375	03/26/25	563,156
	500,000	z	Bank of America Corp	1.662	04/25/28	568,657
	700,000		Becton Dickinson & Co	1.401	05/24/23	770,842
	670,000		Becton Dickinson & Co	1.900	12/15/26	742,398
	600,000		Bristol-Myers Squibb Co	1.000	05/15/25	679,567
	100,000		Capital One Financial Corp	0.800	06/12/24	101,248
	350,000		Chubb INA Holdings, Inc	0.875	06/15/27	375,994
	750,000		Chubb INA Holdings, Inc	1.550	03/15/28	838,871
	350,000		Chubb INA Holdings, Inc	1.400	06/15/31	380,465
	750,000	h,z	Citigroup, Inc	1.250	07/06/26	824,994
	500,000	z	Citigroup, Inc	1.500	07/24/26	556,281
	700,000		Comcast Corp	0.250	05/20/27	746,226
	900,000		DH Europe Finance Sarl	1.200	06/30/27	1,016,001
	250,000		Digital Euro Finco LLC	2.625	04/15/24	287,782
	600,000		Digital Euro Finco LLC	2.500	01/16/26	692,214
GBP	100,000	z	Digital Stout Holding LLC	2.750	07/19/24	128,760
	200,000		Discovery Communications LLC	2.500	09/20/24	250,898
	$1,075,000		Enable Midstream Partners LP	4.150	09/15/29	804,000
EUR	400,000		FedEx Corp	1.000	01/11/23	434,114
	500,000		FedEx Corp	1.625	01/11/27	539,160
GBP	150,000		Fidelity National Information Services, Inc	1.700	06/30/22	189,071
EUR	375,000		Fidelity National Information Services, Inc	1.100	07/15/24	418,501
	775,000		Goldman Sachs Group, Inc	1.375	05/15/24	855,819
	600,000		International Business Machines Corp	0.650	02/11/32	641,662
	250,000	g	Iron Mountain, Inc	3.000	01/15/25	260,059
	$250,000	g	James Hardie International Finance DAC	4.750	01/15/25	246,875
EUR	1,000,000	z	JPMorgan Chase & Co	0.389	02/24/28	1,049,164
	500,000	z	JPMorgan Chase & Co	1.638	05/18/28	568,569
	450,000	g	Liberty Mutual Group, Inc	2.750	05/04/26	514,173
	650,000		Liberty Mutual Group, Inc	2.750	05/04/26	742,694
	500,000		McDonald’s Corp	0.900	06/15/26	546,061
	$250,000		MGM Resorts International	4.625	09/01/26	223,750
EUR	670,000		Morgan Stanley	1.342	10/23/26	746,557
GBP	175,000	z	New York Life Global Funding	1.750	12/15/22	221,220
EUR	400,000	g	OI European Group BV	3.125	11/15/24	420,095
	800,000		Parker-Hannifin Corp	1.125	03/01/25	880,977
	540,000		ProLogis Euro Finance LLC	0.375	02/06/28	559,383
	500,000		ProLogis LP	3.000	06/02/26	616,471
	500,000	g	Scientific Games International, Inc	3.375	02/15/26	449,298
	400,000		Silgan Holdings, Inc	3.250	03/15/25	441,575
	450,000		Stryker Corp	2.625	11/30/30	560,630
	1,100,000		SYSCO Corp	1.250	06/23/23	1,178,145
336

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

EUR	700,000		The Procter & Gamble Company	0.625%	10/30/24	$787,061
	500,000		The Procter & Gamble Company	1.875	10/30/38	650,449
	350,000		Thermo Fisher Scientific, Inc	1.400	01/23/26	396,812
	200,000		Verizon Communications, Inc	0.500	06/02/22	220,511
	400,000		Verizon Communications, Inc	1.375	10/27/26	465,970
	400,000		Verizon Communications, Inc	1.875	10/26/29	488,777
	600,000		Walmart, Inc	2.550	04/08/26	735,168
			TOTAL UNITED STATES			39,655,748

			TOTAL CORPORATE BONDS			68,406,220
			(Cost $70,701,223)

GOVERNMENT BONDS - 75.5%

ANGOLA - 0.1%
	$1,100,000	g	Angolan Government International Bond	8.000	11/26/29	477,814
			TOTAL ANGOLA			477,814

ARGENTINA - 0.0%
	410,000	†	Argentina Republic Government International Bond	5.625	01/26/22	113,365
			TOTAL ARGENTINA			113,365

AUSTRALIA - 0.7%
AUD	1,000,000		Australia Government International Bond	2.250	05/21/28	727,242
	1,050,000	z	Treasury Corp of Victoria	2.500	10/22/29	749,857
	1,715,000		Western Australian Treasury Corp	2.750	07/24/29	1,243,346
			TOTAL AUSTRALIA			2,720,445

AUSTRIA - 0.3%
EUR	900,000	g	Republic of Austria Government International Bond	0.750	02/20/28	1,062,216
			TOTAL AUSTRIA			1,062,216

BELGIUM - 1.1%
	2,125,000	g,j	Kingdom of Belgium Government International Bond	0.000	10/22/27	2,358,114
	875,000		Kingdom of Belgium Government International Bond	1.250	04/22/33	1,093,740
	630,000	g,z	Kingdom of Belgium Government International Bond	1.700	06/22/50	888,072
			TOTAL BELGIUM			4,339,926

BERMUDA - 0.3%
	$950,000	g	Bermuda Government International Bond	4.750	02/15/29	997,500
			TOTAL BERMUDA			997,500

CANADA - 2.5%
CAD	1,700,000	g	Canada Housing Trust No 1	2.550	12/15/23	1,304,870
	1,950,000		Canadian Government International Bond	1.500	02/01/22	1,430,430
	1,300,000		Canadian Government International Bond	5.000	06/01/37	1,537,268
	1,350,000		Hydro-Quebec	4.000	02/15/55	1,415,699
	2,600,000		Province of British Columbia Canada	2.550	06/18/27	2,047,256
337

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

CAD	1,600,000		Province of New Brunswick Canada	3.100%	08/14/28	$1,294,794
	1,000,000		Province of Quebec Canada	2.750	09/01/27	796,156
			TOTAL CANADA			9,826,473

CHINA - 4.3%
CNY	49,600,000		China Government International Bond	2.940	10/17/24	7,398,100
	40,500,000		China Government International Bond	3.120	12/05/26	6,030,047
	18,900,000		China Government International Bond	3.860	07/22/49	2,951,509
			TOTAL CHINA			16,379,656

COLOMBIA - 0.3%
	$1,000,000		Colombia Government International Bond	4.375	07/12/21	1,013,760
			TOTAL COLOMBIA			1,013,760

COTE D’IVOIRE - 0.4%
EUR	1,000,000	g	Ivory Coast Government International Bond	5.875	10/17/31	888,822
	1,000,000	g	Ivory Coast Government International Bond	6.625	03/22/48	868,430
			TOTAL COTE D’IVOIRE			1,757,252

CROATIA - 0.3%
	1,100,000	z	Croatia Government International Bond	1.125	06/19/29	1,116,198
			TOTAL CROATIA			1,116,198

CYPRUS - 1.1%
EUR	1,300,000	z	Cyprus Government International Bond	2.375	09/25/28	1,463,532
	1,100,000	z	Cyprus Government International Bond	0.625	01/21/30	1,058,565
	575,000	z	Cyprus Government International Bond	2.750	02/26/34	666,245
	500,000	z	Cyprus Government International Bond	2.750	05/03/49	587,026
			TOTAL CYPRUS			3,775,368

CZECH REPUBLIC - 0.3%
CZK	30,000,000		Czech Republic Government International Bond	0.450	10/25/23	1,203,125
			TOTAL CZECH REPUBLIC			1,203,125

DOMINICAN REPUBLIC - 0.2%
DOP	48,650,000	g	Dominican Republic Government International Bond	8.900	02/15/23	796,628
			TOTAL DOMINICAN REPUBLIC			796,628

ECUADOR - 0.1%
	$1,250,000	†,g	Ecuador Government International Bond	7.875	03/27/25	356,250
			TOTAL ECUADOR			356,250

EGYPT - 1.0%
	550,000	g	Egypt Government International Bond	5.577	02/21/23	532,925
	500,000	g	Egypt Government International Bond	4.550	11/20/23	468,070
EGP	16,250,000		Egypt Government International Bond	15.990	07/02/24	1,107,738
EUR	900,000	g	Egypt Government International Bond	6.375	04/11/31	825,060
	$300,000	g	Egypt Government International Bond	7.053	01/15/32	265,995
	675,000	g	Egypt Government International Bond	8.500	01/31/47	600,742
			TOTAL EGYPT			3,800,530
338

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

FRANCE - 4.0%
EUR	4,500,000		French Republic Government Bond OAT	0.500%	05/25/25	$5,171,397
	3,775,000		French Republic Government Bond OAT	0.750	11/25/28	4,465,546
	2,025,000		French Republic Government Bond OAT	1.250	05/25/34	2,541,357
	1,850,000	g	French Republic Government Bond OAT	2.000	05/25/48	2,783,492
			TOTAL FRANCE			14,961,792

GERMANY - 0.7%
	2,350,000	j	Bundesrepublik Deutschland Bundesanleihe	0.000	02/15/30	2,719,857
			TOTAL GERMANY			2,719,857

GHANA - 0.5%
	$500,000	g	Ghana Government International Bond	9.250	09/15/22	458,803
	825,000	g	Ghana Government International Bond	8.125	03/26/32	625,793
	1,000,000	g	Ghana Government International Bond	8.627	06/16/49	750,250
			TOTAL GHANA			1,834,846

GREECE - 2.4%
EUR	1,200,000	g	Hellenic Republic Government International Bond	3.450	04/02/24	1,398,189
	5,425,000	g	Hellenic Republic Government International Bond	1.875	07/23/26	5,921,026
	1,300,000	g	Hellenic Republic Government International Bond	3.875	03/12/29	1,614,937
			TOTAL GREECE			8,934,152

GUATEMALA - 0.3%
	$200,000	g	Guatemala Government International Bond	5.375	04/24/32	206,500
	775,000	g	Guatemala Government International Bond	6.125	06/01/50	808,713
			TOTAL GUATEMALA			1,015,213

HUNGARY - 0.3%
HUF	372,000,000		Hungary Government International Bond	1.750	10/26/22	1,166,738
			TOTAL HUNGARY			1,166,738

INDIA - 0.1%
	$200,000		Export-Import Bank of India	3.875	03/12/24	203,773
			TOTAL INDIA			203,773

INDONESIA - 1.1%
IDR	13,000,000,000		Indonesia Treasury Bond	8.125	05/15/24	895,798
	22,800,000,000		Indonesia Treasury Bond	7.500	05/15/38	1,432,512
	$1,700,000	g	Perusahaan Penerbit SBSN Indonesia III	3.900	08/20/24	1,749,453
			TOTAL INDONESIA			4,077,763

ISRAEL - 1.5%
ILS	5,250,000		Israel Government International Bond	5.500	01/31/42	2,638,684
	3,200,000		Israel Government International Bond	3.750	03/31/47	1,328,385
	$550,000		Israel Government International Bond	3.875	07/03/50	603,755
	1,250,000	h,z	State of Israel	3.800	05/13/60	1,328,125
			TOTAL ISRAEL			5,898,949

ITALY - 5.4%
EUR	1,800,000		Italy Buoni Poliennali Del Tesoro	0.350	06/15/20	1,973,330
339

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

EUR	3,300,000		Italy Buoni Poliennali Del Tesoro	0.050%	04/15/21	$3,606,375
	5,525,000		Italy Buoni Poliennali Del Tesoro	2.450	10/01/23	6,365,076
	3,950,000		Italy Buoni Poliennali Del Tesoro	1.250	12/01/26	4,283,675
	1,575,000	g	Italy Buoni Poliennali Del Tesoro	2.950	09/01/38	1,893,382
	900,000	g	Italy Buoni Poliennali Del Tesoro	3.450	03/01/48	1,156,178
	1,050,000	g	Italy Buoni Poliennali Del Tesoro	3.850	09/01/49	1,442,445
			TOTAL ITALY			20,720,461

JAPAN - 16.4%
JPY	13,000,000		Japan Finance Organization for Municipalities	0.440	08/15/25	123,968
	21,000,000		Japan Finance Organization for Municipalities	0.320	01/19/26	199,180
	30,000,000		Japan Finance Organization for Municipalities	0.145	02/16/26	281,737
	14,000,000		Japan Finance Organization for Municipalities	0.020	05/22/26	130,486
	867,000,000		Japan Government Two Year Bond	0.100	03/01/22	8,120,746
	628,000,000		Japan Government Five Year Bond	0.100	06/20/23	5,903,766
	170,000,000		Japan Government Ten Year Bond	0.100	09/20/26	1,610,527
	557,000,000		Japan Government Ten Year Bond	0.100	06/20/28	5,284,203
	335,000,000		Japan Government Ten Year Bond	0.100	06/20/29	3,168,519
	322,000,000		Japan Government Ten Year Bond	0.100	09/20/29	3,041,971
	325,000,000		Japan Government Ten Year Bond	0.100	12/20/29	3,069,424
	340,000,000		Japan Government Twenty Year Bond	2.100	03/20/26	3,592,006
	229,000,000		Japan Government Twenty Year Bond	1.800	09/20/31	2,558,770
	117,000,000		Japan Government Twenty Year Bond	1.700	03/20/32	1,300,709
	278,000,000		Japan Government Twenty Year Bond	0.600	12/20/36	2,736,523
	256,000,000		Japan Government Twenty Year Bond	0.500	06/20/38	2,471,257
	660,000,000		Japan Government Twenty Year Bond	0.700	09/20/38	6,588,903
	185,000,000		Japan Government Twenty Year Bond	0.300	06/20/39	1,721,082
	525,950,000		Japan Government Thirty Year Bond	2.500	09/20/34	6,520,249
	457,700,000		Japan Government Thirty Year Bond	0.500	09/20/46	4,356,879
			TOTAL JAPAN			62,780,905

KENYA - 0.3%
	$1,200,000	g	Kenya Government International Bond	7.000	05/22/27	1,087,178
			TOTAL KENYA			1,087,178

KOREA, REPUBLIC OF - 4.7%
	200,000		Export-Import Bank of Korea	3.000	11/01/22	208,375
	500,000	g	Korea Housing Finance Corp	2.000	10/11/21	507,708
KRW	5,764,500,000		Korea Treasury Bond	1.375	09/10/21	4,760,393
	3,660,000,000		Korea Treasury Bond	1.875	03/10/22	3,053,470
	2,220,000,000		Korea Treasury Bond	2.250	09/10/23	1,890,207
	3,800,000,000		Korea Treasury Bond	1.500	03/10/25	3,154,408
	1,800,000,000		Korea Treasury Bond	1.500	12/10/26	1,486,668
	2,815,000,000		Korea Treasury Bond	2.375	09/10/38	2,569,366
			TOTAL KOREA, REPUBLIC OF			17,630,595

LEBANON - 0.1%
	$1,400,000	†,q,z	Lebanon Government International Bond	6.850	03/23/27	220,500
			TOTAL LEBANON			220,500
340

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

MEXICO - 0.7%
MXN	23,500,000		Mexican Bonos	5.750%	03/05/26	$966,805
	13,800,000		Mexican Bonos	7.750	05/29/31	607,850
	$1,300,000		Mexico Government International Bond	3.250	04/16/30	1,176,500
			TOTAL MEXICO			2,751,155

MOROCCO - 0.3%
EUR	1,100,000	g	Morocco Government International Bond	1.500	11/27/31	1,076,560
			TOTAL MOROCCO			1,076,560

NETHERLANDS - 1.0%
	2,075,000	g	Netherlands Government International Bond	0.750	07/15/28	2,494,094
	550,000	g	Netherlands Government International Bond	2.750	01/15/47	1,054,489
			TOTAL NETHERLANDS			3,548,583

NEW ZEALAND - 0.6%
NZD	1,800,000		New Zealand Government International Bond	2.750	04/15/25	1,236,185
	1,700,000		New Zealand Government International Bond	3.000	04/20/29	1,246,953
			TOTAL NEW ZEALAND			2,483,138

NIGERIA - 0.3%
	$1,325,000	g	Nigeria Government International Bond	6.500	11/28/27	998,960
			TOTAL NIGERIA			998,960

NORWAY - 0.8%
NOK	29,120,000	g	Norway Government International Bond	1.375	08/19/30	3,050,286
			TOTAL NORWAY			3,050,286

PANAMA - 0.3%
	$1,000,000	g	Panama Notas del Tesoro	3.750	04/17/26	1,012,500
			TOTAL PANAMA			1,012,500

PARAGUAY - 0.3%
	925,000	g	Paraguay Government International Bond	5.400	03/30/50	962,000
			TOTAL PARAGUAY			962,000

PERU - 0.8%
	400,000		Peruvian Government International Bond	2.392	01/23/26	406,000
PEN	8,300,000	g	Peruvian Government International Bond	5.400	08/12/34	2,530,309
			TOTAL PERU			2,936,309

PHILIPPINES - 0.3%
	$1,250,000	h	Philippine Government International Bond	2.457	05/05/30	1,274,689
			TOTAL PHILIPPINES			1,274,689

POLAND - 1.4%
PLN	4,325,000		Republic of Poland Government International Bond	5.750	09/23/22	1,168,581
	8,445,000		Republic of Poland Government International Bond	3.250	07/25/25	2,267,478
	7,675,000		Republic of Poland Government International Bond	2.750	10/25/29	2,059,250
			TOTAL POLAND			5,495,309
341

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

PORTUGAL - 1.2%
EUR	1,275,000	g	Portugal Obrigacoes do Tesouro OT	0.700%	10/15/27	$1,403,351
	1,800,000	g	Portugal Obrigacoes do Tesouro OT	1.950	06/15/29	2,171,927
	575,000	g	Portugal Obrigacoes do Tesouro OT	4.100	02/15/45	949,844
			TOTAL PORTUGAL			4,525,122

QATAR - 0.2%
	$575,000	g	Qatar Government International Bond	3.400	04/16/25	611,312
			TOTAL QATAR			611,312

REPUBLIC OF SERBIA - 0.8%
EUR	1,700,000	g	Serbia Government International Bond	1.500	06/26/29	1,607,484
RSD	120,000,000		Serbia Treasury Bonds	5.875	02/08/28	1,327,055
	53,500,000		Serbia Treasury Bonds	4.500	08/20/32	553,065
			TOTAL REPUBLIC OF SERBIA			3,487,604

ROMANIA - 0.2%
EUR	800,000	g	Romanian Government International Bond	2.000	01/28/32	739,792
			TOTAL ROMANIA			739,792

SAUDI ARABIA - 0.3%
	$375,000	g	Saudi Government International Bond	2.900	10/22/25	379,318
	750,000	g	Saudi Government International Bond	2.500	02/03/27	739,404
			TOTAL SAUDI ARABIA			1,118,722

SENEGAL - 0.2%
EUR	1,000,000	g	Senegal Government International Bond	4.750	03/13/28	941,241
			TOTAL SENEGAL			941,241

SLOVENIA - 0.3%
	1,100,000	z	Slovenia Government International Bond	0.200	03/31/23	1,207,240
			TOTAL SLOVENIA			1,207,240

SOUTH AFRICA - 0.5%
ZAR	10,700,000		South Africa Government International Bond	10.500	12/21/26	632,048
	16,500,000		South Africa Government International Bond	7.000	02/28/31	684,526
	7,800,000		South Africa Government International Bond	8.750	01/31/44	316,561
			TOTAL SOUTH AFRICA			1,633,135

SPAIN - 2.9%
EUR	1,100,000	z	Autonomous Community of Madrid Spain	1.571	04/30/29	1,278,354
	4,600,000	g	Spain Government International Bond	2.750	10/31/24	5,628,666
	1,095,000	g	Spain Government International Bond	1.400	07/30/28	1,275,938
	1,525,000	g	Spain Government International Bond	0.600	10/31/29	1,652,680
	1,100,000	g	Spain Government International Bond	1.850	07/30/35	1,333,966
			TOTAL SPAIN			11,169,604

SRI LANKA - 0.2%
	$1,000,000	g	Sri Lanka Government International Bond	6.850	03/14/24	604,936
			TOTAL SRI LANKA			604,936
342

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

SUPRANATIONAL - 2.4%
	$750,000	z	African Export-Import Bank	5.250%	10/11/23	$755,942
NOK	9,000,000		Asian Development Bank	1.683	01/16/24	909,577
	$1,250,000	g	Banque Ouest Africaine de Developpement	4.700	10/22/31	1,123,016
AUD	2,150,000		Inter-American Development Bank	4.750	08/27/24	1,630,526
NZD	1,577,000		International Bank for Reconstruction & Development	3.375	01/25/22	1,013,870
AUD	4,100,000		International Bank for Reconstruction & Development	2.200	02/27/24	2,807,745
CAD	1,600,000		International Bank for Reconstruction & Development	1.900	01/16/25	1,206,043
			TOTAL SUPRANATIONAL			9,446,719

SWEDEN - 0.2%
SEK	6,750,000		Kommuninvest I Sverige AB	1.000	05/12/25	712,177
			TOTAL SWEDEN			712,177

THAILAND - 1.1%
THB	60,500,000		Thailand Government International Bond	2.400	12/17/23	1,973,563
	55,000,000		Thailand Government International Bond	3.300	06/17/38	2,162,463
			TOTAL THAILAND			4,136,026

UKRAINE - 1.0%
UAH	31,000,000		Ukraine Government International Bond	17.000	05/11/22	1,177,981
EUR	1,000,000	g	Ukraine Government International Bond	6.750	06/20/26	968,695
	1,725,000	g	Ukraine Government International Bond	4.375	01/27/30	1,456,023
			TOTAL UKRAINE			3,602,699

UNITED ARAB EMIRATES - 0.3%
	$1,350,000	g	Abu Dhabi Government International Bond	3.125	09/30/49	1,292,625
			TOTAL UNITED ARAB EMIRATES			1,292,625

UNITED KINGDOM - 5.6%
GBP	3,075,000		United Kingdom Gilt	0.500	07/22/22	3,914,305
	2,425,000		United Kingdom Gilt	1.625	10/22/28	3,433,583
	1,910,000		United Kingdom Gilt	4.750	12/07/30	3,536,066
	3,350,000		United Kingdom Gilt	1.750	09/07/37	5,060,415
	3,035,000		United Kingdom Gilt	1.500	07/22/47	4,717,762
	675,000		United Kingdom Gilt	1.625	10/22/54	1,148,150
			TOTAL UNITED KINGDOM			21,810,281

URUGUAY - 0.1%
UYU	21,800,000	g	Uruguay Government International Bond	8.500	03/15/28	429,636
			TOTAL URUGUAY			429,636

UZBEKISTAN - 0.4%
	$1,450,000	g	Republic of Uzbekistan Government International Bond	4.750	02/20/24	1,451,970
			TOTAL UZBEKISTAN			1,451,970

			TOTAL GOVERNMENT BONDS			287,499,558
			(Cost $289,573,371)

			TOTAL BONDS			355,905,778
			(Cost $360,274,594)
343

TIAA-CREF FUNDS – International Bond Fund

PRINCIPAL			ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 2.2%

EGYPT - 0.7%
EGP	19,525,000	j	Egypt Treasury Bill	0.000%	05/12/20	$1,237,011
	26,500,000	j	Egypt Treasury Bill	0.000	08/18/20	1,623,878
			TOTAL EGYPT			2,860,889

UNITED STATES - 1.5%
	$5,555,000		Federal Farm Credit Bank (FFCB)	0.010	05/01/20	5,555,000
			TOTAL UNITED STATES			5,555,000

			TOTAL SHORT-TERM INVESTMENTS			8,415,889
			(Cost $8,356,882)
			TOTAL INVESTMENTS - 97.1%			369,737,063
			(Cost $374,636,993)
			OTHER ASSETS & LIABILITIES, NET - 2.9%			10,882,775
			NET ASSETS - 100.0%			$380,619,838

Abbreviation(s):
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
CZK	Czechoslovak Koruna
DOP	Dominican Republic Peso
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	New Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
M	Month
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RSD	Serbian Dinar
SEK	Swedish Krona
THB	Thai Baht
UAH	Ukrainian Hryvnia
UYU	Uruguayan Peso
ZAR	South African Rand
344

TIAA-CREF FUNDS – International Bond Fund

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 4/30/2020, the aggregate value of these securities is $88,351,107 or 23.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
o	Payment in Kind Bond
q	In default
z	All or a portion of this security is owned by TIAA-CREF International Bond Offshore Limited which is a 100% owned subsidiary of the fund.

Forward foreign currency contracts outstanding as of April 30, 2020 were as follows:

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$62,850,950	JPY	6,864,436,194	Australia and New Zealand Banking Group	06/30/20	$(1,175,295)
	$4,150,118	THB	134,667,190	Australia and New Zealand Banking Group	05/29/20	(12,061)
AUD	2,069,056		$1,305,299	Australia and New Zealand Banking Group	06/30/20	43,229
Total						$(1,144,127)
	$609,328	EUR	557,014	Bank of America	06/30/20	$(1,850)
	$5,565,419	PLN	23,337,151	Bank of America	05/29/20	(57,999)
EUR	294,653		$325,660	Bank of America	06/30/20	(2,356)
Total						$(62,205)
	$11,660,514	CAD	16,328,984	Citibank, N.A.	06/30/20	$(72,185)
	$6,493,680	CNY	46,100,000	Citibank, N.A.	05/29/20	(21,286)
	$1,154,340	EUR	1,065,314	Citibank, N.A.	06/30/20	(14,565)
	$138,283,808	EUR	125,297,624	Citibank, N.A.	06/30/20	802,296
	$1,001,434	GBP	798,848	Citibank, N.A.	06/30/20	(4,987)
	$24,200,564	GBP	19,995,058	Citibank, N.A.	06/30/20	(990,005)
	$1,156,936	HUF	379,800,000	Citibank, N.A.	05/29/20	(23,243)
	$3,561,721	ILS	12,948,611	Citibank, N.A.	06/30/20	(159,786)
	$2,998,938	KRW	3,811,020,000	Citibank, N.A.	06/30/20	(141,465)
	$10,457,784	KRW	12,791,438,422	Citibank, N.A.	06/30/20	(82,772)
	$3,655,310	NOK	38,123,286	Citibank, N.A.	06/30/20	(67,154)
	$686,259	SEK	6,814,296	Citibank, N.A.	06/30/20	(12,651)
EUR	2,938,643		$3,181,803	Citibank, N.A.	06/30/20	42,592
EUR	3,056,499		$3,328,005	Citibank, N.A.	06/30/20	25,707
EUR	190,801		$207,900	Citibank, N.A.	06/30/20	1,454
GBP	796,963		$977,881	Citibank, N.A.	06/30/20	26,165
Total						$(691,885)
	$7,607,166	AUD	12,579,663	Morgan Stanley	06/30/20	$(591,755)
	$1,982,774	EUR	1,800,000	Morgan Stanley	06/15/20	8,409
	$210,911	EUR	193,631	Morgan Stanley	06/30/20	(1,549)
	$786,127	EUR	723,950	Morgan Stanley	06/30/20	(8,220)
	$2,965,573	KRW	3,725,148,000	Morgan Stanley	06/30/20	(104,069)
	$3,284,464	NZD	5,522,251	Morgan Stanley	06/30/20	(101,780)
EUR	746,340		$809,470	Morgan Stanley	05/06/20	8,490
EUR	6,727		$7,430	Morgan Stanley	06/30/20	(49)
EUR	309,623		$339,269	Morgan Stanley	06/30/20	462
345

TIAA-CREF FUNDS – International Bond Fund

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
EUR	270,053		$295,918	Morgan Stanley	06/30/20	$395
EUR	752,247		$819,746	Morgan Stanley	06/30/20	5,649
EUR	1,375,223		$1,506,856	Morgan Stanley	06/30/20	2,093
EUR	97,094		$105,306	Morgan Stanley	06/30/20	1,230
JPY	367,694,523		$3,415,163	Morgan Stanley	06/30/20	14,412
	$393,573	ZAR	7,449,374	Morgan Stanley	05/29/20	(7,022)
Total						$(773,304)
	$1,746,880	CNY	12,380,000	Toronto Dominion Bank	05/29/20	$(2,693)
	$1,352,314	EUR	1,234,413	Toronto Dominion Bank	06/30/20	(2,133)
CAD	1,766,371		$1,253,154	Toronto Dominion Bank	06/30/20	16,018
JPY	363,879,283		$3,406,934	Toronto Dominion Bank	06/30/20	(12,944)
Total						$(1,752)
Total						$(2,673,273)

Abbreviation(s):
AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
ZAR	South African Rand

346

TIAA-CREF FUNDS – International Bond Fund

TIAA-CREF FUNDS

INTERNATIONAL BOND FUND

CONSOLIDATED SUMMARY OF MARKET VALUES BY SECTOR (unaudited)

April 30, 2020

		% OF
SECTOR	VALUE	NET ASSETS
GOVERNMENT	$287,499,558	75.5%
FINANCIALS	20,623,946	5.4
HEALTH CARE	10,198,988	2.7
INDUSTRIALS	7,985,170	2.1
COMMUNICATION SERVICES	6,313,156	1.7
INFORMATION TECHNOLOGY	5,816,938	1.5
MATERIALS	4,602,272	1.2
CONSUMER DISCRETIONARY	4,384,358	1.2
CONSUMER STAPLES	4,364,147	1.1
REAL ESTATE	3,862,776	1.0
ENERGY	3,448,431	0.9
UTILITIES	2,221,434	0.6
SHORT-TERM INVESTMENTS	8,415,889	2.2
OTHER ASSETS & LIABILITIES, NET	10,882,775	2.9

NET ASSETS	$380,619,838	100.0%
347

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: June 15, 2020	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: June 15, 2020	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President (principal executive officer)

Dated: June 15, 2020	By:	/s/E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)